As filed with the Securities and Exchange                                         Registration No. 333-109860

Commission on April 8, 2020                                                            Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 31 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-1631

Peter M. Scavongelli, Senior Counsel

Voya Legal Services

One Orange Way, C2N, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2020, pursuant to paragraph (b) of Rule 485

If appropriate check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Annuity Contract

PART A

Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

VOYA MAP PLUS NPSM

Supplement Dated May 1, 2020, to the Contract Prospectus and
Contract Prospectus Summary, each dated May 1, 2020

This supplement updates and amends certain information contained in your variable annuity contract prospectus and contract prospectus summary, each dated May 1, 2020. Please read it carefully and keep it with your contract prospectus and contract prospectus summary for future reference.

__________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the Invesco Mid Cap Core Equity Fund.

At meetings held December 9-11, 2019, the Boards of Trustees of the Invesco Funds unanimously approved an Agreement and Plan of Reorganization (the “Reorganization”) to reorganize, effective on or amount May 15, 2020 (the “Reorganization Date”), Class A shares of the Invesco Mid Cap Core Equity Fund (the “Merging Fund”) with and into Class A shares of the Invesco Oppenheimer Main Street Mid Cap Fund® (the “Surviving Fund”).

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or any available fixed interest option.  There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the Merging Fund will automatically become an investment in the subaccount that invests in the Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation, and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your contract.  Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in the Merging Fund will be automatically allocated to the subaccount that invests in the Surviving Fund. See the “TRANSFERS” section of either the contract prospectus or contract prospectus summary for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at Customer Service, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-584-6001.

Page 1 of 2	May 2020

NOTICE OF AN UPCOMING FUND ADDITION

In connection with the upcoming Reorganization involving the Invesco Mid Cap Core Equity Fund referenced above, Class A shares of the Invesco Oppenheimer Main Street Mid Cap Fund® will be added, effective May 15, 2020, to your contract as a replacement investment option.

Please not the following information about the Invesco Oppenheimer Main Street Mid Cap Fund®:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Invesco Oppenheimer Main Street Mid Cap Fund® Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contracts, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

Page 2 of 2	May 2020

Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya MAP Plus NPSM

CONTRACT PROSPECTUS – MAY 1, 2020

The Contract. The contract described in this prospectus is a group deferred variable and fixed annuity contract issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). It is intended to be used as a funding vehicle for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (the “Tax Code”). The contract is not available for sale in the state of New York and, except in limited circumstances, it is no longer available for new sales in other states. The existing contract will continue to accept additional purchase payments subject to the terms of the contract.

Why Reading This Prospectus Is Important. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, (generally, the sponsor of your retirement plan or a trust), or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states. Generally, your plan sponsor will have selected a subset of the variable investment options to be available for investment under your retirement plan.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 11 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options: Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options (Fixed Plus Account II, Fixed Plus Account II A and Guaranteed Accumulation Account (subject to availability)) in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account (“GAA”). Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2020 Statement of Additional Information (“SAI”) without charge by indicating your request on your enrollment materials or calling the Company at 1-800-584-6001 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company”. You may also obtain a prospectus or an SAI for any of the funds, or a GAA prospectus, by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (“SEC”) website, http://www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement of the contract prospectus under the Securities Act of 1933. This number is 333-109860. The number assigned to the registration statement for the GAA is 333-230711. The SAI table of contents is listed on page 53 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

The contract described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the Federal Deposit Insurance Corporation (“FDIC”). The contract is subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS - MAY 1, 2020 (CONTINUED)

The Funds*

AB Relative Value Fund (Class A)(1)

Alger Capital Appreciation Fund (Class A)(1)

Alger Responsible Investing Fund (Class A)(1)

AllianzGI Dividend Value Fund (Class A)(1)(2)

AllianzGI Small-Cap Value Fund (Class A)(1)(2)

Amana Growth Fund (Investor Class)(1)

Amana Income Fund (Investor Class)(1)

American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)(1)

American Funds® - American Balanced Fund® (Class R-3)(1)

American Funds® - Capital World Growth and Income Fund® (Class R-3)(1)

American Funds® - EuroPacific Growth Fund® (Class R-3)(1)

American Funds® - Fundamental Investors®
(Class R-3)(1)

American Funds® - New Perspective Fund® (Class R-3)(1)

American Funds® - The Growth Fund of America® (Class R-3)(1)

American Funds® - The Income Fund of America® (Class R-3)(1)

American Funds® - Washington Mutual Investors FundSM (Class R-3)(1)

Ariel Appreciation Fund (Investor Class)(1)

Ariel Fund (Investor Class)(1)

Artisan International Fund (Investor Shares)(1)(3)

BlackRock Equity Dividend Fund (Investor A Shares)(1)

BlackRock Mid Cap Dividend Fund (Investor A Shares)(1)

Columbia Acorn® Fund (Class A)(1)

Columbia High Yield Bond Fund (Advisor Class)(1)

Columbia Large Cap Value Fund (Advisor Class)(1)

Columbia Select Mid Cap Value Fund (Class A)(1)

CRM Mid Cap Value Fund (Investor Shares)(1)

Dodge & Cox International Stock Fund(1)(4)

Dodge & Cox Stock Fund(1)

Eaton Vance Large-Cap Value Fund (Class R)(1)

Fidelity Advisor® New Insights Fund (Class I)(1)

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income PortfolioSM (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Franklin Mutual Global Discovery Fund (Class R)(1)

Franklin Small Cap Value VIP Fund (Class 2)

Franklin Small-Mid Cap Growth Fund (Class A)(1)

Invesco Endeavor Fund (Class A)(1)

Invesco Health Care Fund (Investor Class)(1)

Invesco Mid Cap Core Equity Fund (Class A)(1)(5)

Invesco Oppenheimer Capital Appreciation Fund (Class A)(1)

Invesco Oppenheimer Developing Markets Fund (Class A)(1)(4)

Invesco Oppenheimer Gold & Special Minerals Fund (Class A)(1)

Invesco Oppenheimer International Bond Fund (Class A)(1)

Invesco Oppenheimer Main Street Mid Cap Fund® (Class A)(1)(5)

Invesco Small Cap Value Fund (Class A)(1)

Lazard Emerging Markets Equity Portfolio (Open Shares)(1)(4)

Lord Abbett Core Fixed Income Fund (Class A)(1)(4)-

Lord Abbett Developing Growth Fund (Class A)(1)(4)

Lord Abbett Fundamental Equity Fund (Class A)(1)(4)

Lord Abbett Mid Cap Stock Fund (Class A)(1)(4)

Lord Abbett Small-Cap Value Fund (Class A)(1)(4)

MainStay CBRE Real Estate Fund (Class A)(1)

MainStay Winslow Large Cap Growth Fund (Class R3)(1)

Massachusetts Investors Growth Stock Fund (Class A)(1)

Neuberger Berman Genesis Fund® (Trust Class)(1)

Neuberger Berman Sustainable Equity Fund (Trust Class)(1)(4)

Pax Sustainable Allocation Fund (Investor Class)(1)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield Fund (Class A)(1)

Pioneer Strategic Income Fund (Class A)(1)

Royce Total Return Fund (Service Class)(1)

T. Rowe Price Mid-Cap Value Fund (R Class)(1)(4)

Templeton Foreign Fund (Class A)(1)

The Hartford International Opportunities Fund (Class R4)(1)(4)

Thornburg International Value Fund (Class R4)(1)

Vanguard® Diversified Value Portfolio(7)

Vanguard® Equity Income Portfolio(7)

Vanguard® Small Company Growth Portfolio(7)

Victory Sycamore Established Value Fund
(Class A)(1)(4)

Victory Sycamore Small Company Opportunity Fund (Class R)(1)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class S)

Voya Global High Dividend Low Volatility Portfolio (Class I)(8)(9)

Voya GNMA Income Fund (Class A)(1)

Voya Government Money Market Portfolio
(Class I)

Voya Growth and Income Portfolio (Class I)(4)

Voya Growth and Income Portfolio (Class S)(4)

Voya High Yield Portfolio (Class S)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Index Solution 2025 Portfolio (Class S2)(6)

Voya Index Solution 2035 Portfolio (Class S2)(6)

Voya Index Solution 2045 Portfolio (Class S2)(6)

Voya Index Solution 2055 Portfolio (Class S2)(6)

Voya Index Solution Income Portfolio (Class S2)(6)

Voya Intermediate Bond Fund (Class A)(1)

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class S)(8)

Voya International Index Portfolio (Class I)

Voya Large-Cap Growth Fund (Class A)(1)

Voya Large Cap Growth Portfolio (Class I)(4)

Voya Large Cap Growth Portfolio (Class S)

Voya Large Cap Value Fund (Class A)(1)

Voya Large Cap Value Portfolio (Class I)(4)

Voya Large Cap Value Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class I

Voya Multi-Manager International Small Cap Fund
(Class A)(1)

Voya RussellTM Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio
(Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2025 Portfolio (Class S2)(6)

Voya Solution 2035 Portfolio (Class S2)(6)

Voya Solution 2045 Portfolio (Class S2)(6)

Voya Solution 2055 Portfolio (Class S2)(6)

Voya Solution Income Portfolio (Class S2)(6)

Voya Strategic Allocation Conservative Portfolio (Class I)(6)

Voya Strategic Allocation Growth Portfolio (Class I)(6)

Voya Strategic Allocation Moderate Portfolio (Class I)(6)

Voya U.S. Bond Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio
(Class S)

VY® Columbia Small Cap Value II Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio
(Class S)

VY® Invesco Growth and Income Portfolio
(Class S)

VY® Invesco Oppenheimer Global Portfolio (Class I)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio
(Class S)(4)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)(4)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

Wells Fargo Special Small Cap Value Fund (Class A)(1)

Western Asset Mortgage Backed Securities Fund (Class A)(1)

*	See “APPENDIX V – FUND DESCRIPTIONS” for a complete listing of all fund name changes since your last supplement.
1

This fund is available to the general public, in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS – Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

2	Prior to April 30, 2020, these funds were known as AllianzGI NFJ Dividend Value Fund and AllianzGI NFJ Small-Cap Value Fund, respectively.
3	This fund is available for investment from new investors.
4	Please see “APPENDIX V – FUND DESCRIPTIONS” for information regarding the availability of this fund.
5

Effective May 15, 2020, the Invesco Mid Cap Core Equity Fund will reorganize with and into the Invesco Oppenheimer Main Street Mid Cap Fund®. On May 15, 2020, the Invesco Oppenheimer Main Street Mid Cap Fund® will be added to this contract as a replacement investment option.

6	These funds are structured as fund of funds or “master-feeder” funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses – Fund of Funds” for additional information.
7	Vanguard is a trademark of The Vanguard Group, Inc.
8	This fund employs a managed volatility strategy. See “INVESTMENT OPTIONS – Funds Available Through the Separate Account” for more information.
9	Prior to May 1, 2020, this fund was known as the Voya Global Equity Portfolio.

PRO.109860-20	2

Contract Overview:

4

Who’s Who

The Contract and Your Retirement Plan

Contract Rights

Questions: Contacting the Company (sidebar)

Sending Forms and Written Requests in Good Order (sidebar)

Contract Facts

Contract Phases: Accumulation Phase, Income Phase

Fee Table

6

Condensed Financial Information

8

The Company

8

Contract Purchase and Participation

9

Contract Ownership and Rights

11

Right to Cancel

11

Investment Options

11

Fees

16

Your Account Value

23

Transfers

25

Withdrawals

28

Systematic Distribution Options

30

Loans

30

Death Benefit

31

Income Phase

33

FEDERAL Tax Considerations

36

Contract Distribution

47

Other Topics

50

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

53

Appendix I	Fixed Plus Account II

54

APPENDIX II	FIXED PLUS ACCOUNT II A

57

Appendix III	Guaranteed Accumulation Account

61

Appendix IV	Participant Appointment of Employer as Agent Under an Annuity Contract

63

Appendix V	Fund Descriptions

64

Appendix VI	Condensed Financial Information – INDEX

78

PRO.109860-20	3

CONTRACT OVERVIEW
The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. Contact your local representative or write or call the Company:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending forms and written requests in good order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in “good order.”

Who’s Who

You (the “participant”): The individual who participates in the contract through a retirement plan.

Plan Sponsor: The sponsor of your retirement plan. Generally, your employer or a trust.

Contract Holder: The person to whom we issue the contract. Generally, the plan sponsor or a trust. We may also refer to the contract holder as the contract owner.

We (the “Company”): Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail please review “Contract Purchase and Participation” and “Contract Ownership and Rights.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

Plan Type: We refer to the plan by the Tax Code Section under which it qualifies. For example: a “403(b) plan” is a plan that qualifies for tax treatment under Tax Code Section 403(b). To learn which Tax Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as a guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase and Participation.”

Contract Rights

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

PRO.109860-20	4

Contract Facts

Free Look/Right to Cancel: Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). Participants in 403(b) or Roth 403(b) plans or in some plans under 401(a)/401(k) (including Roth 401(k)) may cancel their participation in the contract no later than ten days after they receive evidence of participation in the contract (or a longer period if required by state law). See “Right to Cancel.”

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends on the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding, taxation, early withdrawal charges, redemption fees, and maintenance fees. See “Withdrawals,” “FEDERAL Tax Considerations,” and “Income Phase.”

Systematic Distribution Options: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See “Fee Table” and “Fees.”

Taxation: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

STEP 1: You or the contract holder provides the Company with your completed enrollment materials.

According to the plan, we set up one or more accounts for you. We may set up account(s) for employer contributions and/or for contributions from your salary.

STEP 2: The contract holder, or you if permitted by your plan, directs us to invest your account dollars in any of the following:

•       Fixed Interest Options; or

•       Variable Investment Options. (The variable investment options are the subaccounts of the separate account. Each one invests in a specific mutual fund.)

Payments to Your Account
Step 1 ||
Voya Retirement Insurance and Annuity Company
||
Step 2
||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts

A
B
Etc.
|| Step 3 ||
Mutual Fund A	Mutual Fund B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

Income Phase (receiving income phase payments from your account)

The contract offers several payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments over a lifetime or for a specified period;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an option that provides a death benefit to beneficiaries; and

•      Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.109860-20	5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. Fees during the income phase may differ from those shown below. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

In this Section:

•      Maximum Transaction Expenses;

•      Maximum Periodic Fees and Charges;

•      Fund Fees and Expenses; and

•      Examples.

See “Fees” for:

•      How, When and Why Fees are Deducted;

•      Reduction, Waiver and/or Elimination of Certain Fees;

•      Redemption Fees; and

•      Premium and Other Taxes.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn)	5.0%

Loan Interest Rate Spread (per annum) for Contract Loans[2]	3.0%
Maximum Periodic Fees and Charges The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Maximum Annual Maintenance Fee	$30.00
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Daily Asset Charge[3]	1.75%
Maximum Subaccount Administrative Adjustment Charge[4]	0.80% (on certain funds)
Maximum Transferred Asset Benefit Charge[5]	1.00%
Maximum Total Separate Account Annual Charges	3.55%

*State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

________________________

1           This is a deferred sales charge. The charge reduces over time. We waive the withdrawal charge except on (a) distributions for “in service transfers” of amounts to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer; and (b) distributions due to a severance from employment that would not have qualified as a separation from service under prior Internal Revenue Service (“IRS”) guidance. See “Fees” and “Transaction Fees.”

2           This is the difference between the rate charged and the rate credited on loans under your contract. Currently the loan interest rate spread is 2.5% per annum; however we reserve the right to apply a spread of up to 3.0% per annum. For example, if the current interest rate charged on a loan is 6.0%, the amount of interest applied to the contract would be 3.5%; the 2.5% loan interest rate spread is retained by the Company. See “Loans.” For loans from Tax Code Section 401(a), 401(k), or 457(b) plans, where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator.

3           This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “Income Phase - Charges Deducted.”

4           The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “Fees - Subaccount Administrative Adjustment Charge.”

5           This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of seven contract years, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit. See “CONTRACT PURCHASE AND PARTICIPATION – Transferred Asset Benefit Option.”

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Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	Minimum 0.24%	Maximum 1.78%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

When the Subaccount Administrative Adjustment charge is included, the minimum and maximum expenses associated with the funds are 0.63% and 1.78%, respectively.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the separate account annual expenses, the annual maintenance fee of $30 (converted to a percentage of assets equal to 0.243%), and the fund fees and expenses adjusted to include the Subaccount Administrative Adjustment charge.

Fund Fees and Expenses Example. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum amount after combining the fund fees and expenses with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$979	$1,940	$2,805	$4,539	$478	$1,437	$2,400	$4,539

Fund Fees and Expenses Example.  The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses when combined with the applicable Subaccount Administrative Adjustment charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$872	$1,637	$2,303	$3,559	$365	$1,110	$1,875	$3,559

_______________

*      This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump sum withdrawal is requested within five years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

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CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX V, we provide condensed financial information about the separate account subaccounts available under the contracts. These tables show year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol "VOYA."

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are group deferred variable and fixed annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code Sections 401(a), 401(k) 403(b) and 457(b), including Roth 401(k), Roth 403(b) and Roth 457(b). The contracts may not be available in all states. Contributions to Roth 401(k), Roth 403(b) or Roth 457 accounts must be made by after-tax salary reduction (to the extent allowed by the contract or certificate), exchange, or rollover payments paid to us on your behalf, as permitted by the Tax Code.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

ERISA Notification. Some plans under Tax Code Sections 401 and 403(b) are subject to Title I of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended. The contract holder must notify the Company whether Title I of ERISA applies to the plan.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other benefits (such as the guaranteed death benefit under some contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative.

Purchasing the Contract. The contract holder submits the required forms and application to the Company. We approve the forms and issue a contract to the contract holder.

Participating in the Contract. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder). Under certain plans, you may be enrolled automatically by the contract holder. If all materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The contract may allow one or more of the following purchase payment methods:

•      Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

•      Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that lump-sum payments or installment payments meet certain minimums.

Contributions to Roth 401(k), Roth 403(b) and Roth 457(b) accounts must be made by after-tax salary reduction, exchange or rollover payments paid to us on your behalf, as permitted by the Tax Code. Under some contracts, we will place the different types of payments in distinct accounts, including Roth 401(k), Roth 403(b) and Roth 457(b) accounts.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, direct us to allocate initial contributions among the investment options available under the plan. Generally, you will specify this information on your enrollment materials or it may be provided to us by the contract holder. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically at www.voyaretirementplans.com. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See “Investment Options” and “Transfers.”

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Transferred Asset Benefit Option. The Company may provide a transferred asset benefit (“TAB”) option to the contract holder in connection with the purchase of the contract in order to help defray charges that may apply when assets are transferred from another financial provider. If this option is selected, the Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company. The TAB will be allocated pursuant to directions received from the contract holder, after the expiration of the applicable state free-look period.

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II or the Fixed Plus Account II A interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB. The transferred asset benefit charge and decrease in the interest credited rate will apply for a period not to exceed seven contract years, and will not, over the period of time that the TAB charge and decreased interest rate is in effect, exceed the TAB percentage applied to the contract (i.e. if a 4.0% TAB is credited to the contract, the aggregate transferred asset benefit charge and reduction to the Fixed Plus Account II or the Fixed Plus Account II A credited interest rate will not exceed 4.0%). In addition, an early withdrawal charge schedule will generally apply when the TAB option is elected by the contract holder. See “Fee Table” and “Fees.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL Tax Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•       Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•       Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•       Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•       Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a financial professional, tax and/or legal adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative. These other options may not be available under your plan.

PRO.109860-20	10

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract.

Who Owns Money Accumulated Under the Contract? It depends on the type of retirement plan:

•      Under 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) Plans. Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent you are vested as interpreted by the contract holder;

•      Under Governmental 457(b) or Roth 457(b) Plans. The Tax Code requires that 457(b) plan assets of governmental employers be held in trust for the exclusive benefit of you and your beneficiaries. An annuity contract satisfies the trust requirement of the Tax Code; and

•      Under Tax-Exempt Non-Governmental 457(b) Plans. In order to avoid being subject to ERISA, 457(b) plan assets of tax-exempt employers (including certain nonqualified, church-controlled organizations) remain the property of the employer, and are subject to the claims of the employer’s general creditors.

Who Holds Rights Under the Contract? Under all contracts, except group contracts issued through a voluntary 403(b) or Roth 403(b) plan, the contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options.

Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations – Distributions – Eligibility – 403(b) and Roth 403(b) Plans.”

For additional information about the respective rights of the contract holder and participants under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b), plans, see APPENDIX III.

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within ten days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

Refunds. We will produce a refund not later than seven calendar days after we receive the required documents and written notice in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any daily asset charges, subaccount administrative adjustment charges or transferred asset benefit charges deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the GAA. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

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Variable Investment Options

These options are called subaccounts of Variable Annuity Account C. Each subaccount invests directly in shares of a corresponding mutual fund, and earnings on amounts invested in the subaccounts will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX IV. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained, free of charge at the address and telephone number referenced under “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site, or by contacting the SEC Public Reference Branch.

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected.  Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Insurance-Dedicated Funds (Mixed and Shared Funding). Some of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding--bought for annuities and life insurance; and

•      Shared funding--bought by more than one company.

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Public Funds. The following funds, which are available through the contracts, are also available to the general public outside of the contract:

AB Relative Value Fund

Alger Capital Appreciation Fund

Alger Responsible Investing Fund

AllianzGI Dividend Value Fund

AllianzGI Small-Cap Value Fund

Amana Growth Fund

Amana Income Fund

American Century Investments® Inflation-Adjusted Bond Fund

American Funds® - American Balanced Fund®

American Funds® - Capital World Growth and Income Fund®

American Funds® - EuroPacific Growth Fund®

American Funds® - Fundamental Investors®

American Funds® - New Perspective Fund®

American Funds® - The Growth Fund of America®

American Funds® - The Income Fund of America®

American Funds® - Washington Mutual Investors FundSM

Ariel Appreciation Fund

Ariel Fund

Artisan International Fund

BlackRock Equity Dividend Fund

BlackRock Mid Cap Dividend Fund

Columbia Acorn® Fund

Columbia High Yield Bond Fund

Columbia Large Cap Value Income Fund

Columbia Select Mid Cap Value Fund

CRM Mid Cap Value Fund

Dodge & Cox International Stock Fund

Dodge & Cox Stock Fund

Eaton Vance Large-Cap Value Fund

Fidelity Advisor® New Insights Fund

Franklin Mutual Global Discovery Fund

Franklin Small-Mid Cap Growth Fund

Invesco Endeavor Fund

Invesco Health Care Fund

Invesco Mid Cap Core Equity Fund

Invesco Oppenheimer Capital Appreciation Fund

Invesco Oppenheimer Developing Markets Fund

Invesco Oppenheimer Gold & Special Minerals Fund

Invesco Oppenheimer International Bond Fund

Invesco Oppenheimer Main Street Mid Cap Fund®

Invesco Small Cap Value Fund

Lazard Emerging Markets Equity Portfolio

Lord Abbett Core Fixed Income Fund

Lord Abbett Developing Growth Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Mid Cap Stock Fund

Lord Abbett Small-Cap Value Fund

MainStay CBRE Real Estate Fund

MainStay Winslow Large Cap Growth Fund

Massachusetts Investors Growth Stock Fund

Neuberger Berman Genesis Fund®

Neuberger Berman Sustainable Equity Fund

Pax Sustainable Allocation Fund

Pioneer High Yield Fund

Pioneer Strategic Income Fund

Royce Total Return Fund

T. Rowe Price Mid-Cap Value Fund

Templeton Foreign Fund

The Hartford International Opportunities Fund

Thornburg International Value Fund

Victory Sycamore Established Value Fund

Victory Sycamore Small Company Opportunity Fund

Voya GNMA Income Fund

Voya Intermediate Bond Fund

Voya Large-Cap Growth Fund

Voya Large Cap Value Fund

Voya Multi-Manager International Small Cap Fund

Wells Fargo Special Small Cap Value Fund

Western Asset Mortgage Backed Securities Fund

See “FEDERAL Tax Considerations – Special Considerations for Section 403(b) Plans” for a discussion of investing in one of the public funds under a 403(b) annuity contract.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds which are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds.  The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor.  When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g.,

PRO.109860-20	13

the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”)  We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Generally, under contracts issued in connection with section 403(b) or 401 plans, you have a fully vested interest in the value of your employee account and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Under contracts issued in connection with section 457 plans, the contract holder retains all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation

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instructions we have on file. If the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also the “TRANSFRS” section of this prospectus for information about making subaccount allocation changes;

•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>      A fund no longer suits the purposes of your contract;

>      There is a change in laws or regulations;

>      There is a change in the fund’s investment objectives or restrictions;

>      The fund is no longer available for investment; or

>      Another reason we deem a substitution is appropriate;

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see APPENDIX I and II and the GAA prospectus. The GAA prospectus may be obtained free of charge at the address and telephone number referenced under “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your individual circumstances and your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•      Be informed. Read this prospectus, all of the information that is available to you regarding the funds—including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, fixed interest appendices and the GAA prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

PRO.109860-20	15

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some investment options may not be available through certain contracts and plans or in some states. In general, your plan sponsor will have selected a subset of funds to be available for investment under your retirement plan. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced; and

•      Limits on Number of Options Selected. Generally, the contract holder, or you if permitted by the plan, may select no more than 25 investment options at initial enrollment and no more than 97 during the accumulation phase of your account. If you have an outstanding loan (available to 403(b) and some 401 and 457(b) plans only), you may currently make a total of 97 cumulative selections over the life of the account. Each subaccount and the fixed interest options counts toward these limits. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

FEES

The charges we assess and the deductions we make under the contract are in consideration for:  (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume.  The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the “Fee Table” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Under the contract, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Types of Fees

You may incur the following types of fees or charges under the contract:

•    Transaction Fees

>   Early Withdrawal Charge

>   Loan Interest Rate Spread

>   Redemption Fees

•    Periodic Fees and Charges

>   Annual Maintenance Fee

>   Daily Asset Charge

>   Subaccount Administrative Adjustment Charge

>   Transferred Asset Benefit Charge

•    Fund Fees and Expenses

•    Premium and Other Taxes

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the daily asset charges and subaccount administrative adjustment charge (if any), to make up the difference. An early withdrawal charge will also apply if the contract holder has elected to purchase the transferred asset benefit option.

Amount. This charge is a percentage of the amount that you withdraw from the subaccounts and the GAA. We do not deduct an early withdrawal charge from amounts that you withdraw from the Fixed Plus Account II or the Fixed Plus Account II A. If the charge is in effect, the amount withdrawn will be the amount requested reduced by any applicable early withdrawal charge. The percentage is determined by the early withdrawal charge schedule that applies to your contract. The maximum withdrawal charge is 5% and the duration of the withdrawal charge schedule can vary from zero to seven years. The charge will never be more than the maximum permitted by the rules of FINRA.

The schedule below reflects the maximum early withdrawal charge schedule that may apply to a contract. The actual early withdrawal charge schedule that applies to a particular contract will vary based upon underwriting guidelines, which will be applied in a manner that is not unfairly discriminatory against any contract holder. The factors considered in determining the exact early withdrawal schedule include:

PRO.109860-20	16

•       The number of participants in the plan;

•       The type and nature of the group to which a contract is issued;

•       The expected level of assets and/or cash flow under the plan;

•       The broker or our agent’s involvement in sales activities;

•       The amount and type of compensation paid to those selling the contract;

•       Our sales-related expenses;

•       Distribution provisions under the plan;

•       The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•       The level of employer involvement in determining eligibility for distributions under the contract;

•       Our assessment of financial risk to the Company relating to withdrawals;

•       Whether the contract results from the exchange of another contract issued by the Company to the same plan sponsor; and

•       Whether the plan sponsor has elected to offer the transferred asset benefit option.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations that have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Early Withdrawal Charge Schedule

Withdrawals from Variable Investment Options

Contract Years Completed Fewer than 5 5 or more but fewer than 7 7 or more	Maximum Early Withdrawal Charge 5% 4% 0%

Waiver of Early Withdrawal Charge. The early withdrawal charge only applies to (a) distributions for “in service transfers” where such transfers are made to another 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) or Roth 457(b) product provider for the employer including but not limited to transfers by the contract holder of all participant accounts to a new product provider, as well as to participant initiated transfers; and (b) distributions due to a “severance from employment” that would not otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). In all other instances the early withdrawal charge is waived for any distribution allowed under the Tax Code.

Loan Interest Rate Spread

For a discussion of the loan interest rate spread, please see “LOANS – Loan Interest.”

Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we would deduct the amount of any redemption fees imposed by the underlying funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $30.00

PRO.109860-20	17

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee on the account anniversary and, in some cases, at the time of full withdrawal. Under some contracts we may deduct this fee annually on the anniversary of the issue date of the contract, rather than on your account anniversary. It is generally deducted on a proportional basis from the account value invested in the subaccounts and the fixed interest options. Under some plans we deduct the maintenance fee from both employer and employee accounts, in which case we may deduct one-half the fee from each account, proportionally from your account value invested in the subaccounts and fixed interest option in each account. We may also deduct all or a partial of the maintenance fee applicable to a contract from a Roth 401(k) and/or Roth 403(b) account.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining the accounts.

Reduction. The actual charge that applies to the contract issued to your contract holder may be lower than the maximum amount noted above. For contracts with less than $5 million in assets, the maintenance fee will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation paid to those selling the contract. Due to factors on which the fee is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change, but it will never exceed the maximum of $30.

For contracts with assets equal to or greater than $5 million, the maintenance fee will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The amount and type of compensation paid to those selling the contract;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions; and

•      The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of the annual maintenance fee on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Daily Asset Charge

Maximum Amount. The maximum charge during the accumulation phase is 1.75% annually of your account value invested in the subaccounts. The actual charge that applies to your contract will depend on the level of assets with the Company, average participant balance, and the compensation paid to those distributing the contract. During the income phase, the charge is 1.25% annually of your account value invested in the subaccounts during the income phase. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from the Fixed Plus Account II or the Fixed Plus Account II A.

Purpose. This fee compensates us for the risks we assume under the contracts and the expenses we expect to incur in administering the contract. It consists of the following components:

•      The mortality risk component is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts;

PRO.109860-20	18

•      The expense risk component is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge; and

•      The administrative charge component is designed to help defray our administrative expenses that cannot be covered by the mortality risk component and/or the expense risk component.

If the amount we deduct for this fee is not enough to cover our risks and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Reduction. The actual charge that applies to a contract may be lower than the maximum amounts noted above. For contracts with less than $5 million in assets, the daily asset charge will vary strictly by the total assets in the contract, the average participant balance, and the amount and type of compensation being paid to those who sell the contract. Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change but it will never exceed the maximum.

For contracts with assets equal to or greater than $5 million, the daily asset charge will generally be based on plan specific characteristics. Any reduction from the maximum amounts will reflect differences in expenses for administration based on such factors as:

•      The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

•      The size of the prospective group, projected annual number of eligible participants and the program’s participation rate;

•      The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

•      The frequency, consistency and method of submitting payments and loan repayments;

•      The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•      The amount and type of compensation paid to those selling the contract;

•      Whether a guaranteed death benefit has been selected by the contract holder;

•      The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•      The projected frequency of distributions; and

•      The type and level of other factors that affect the overall administrative expense.

Due to factors on which the charge is based, it is possible that it may increase or decrease from year to year as the characteristics of the group change.

We will determine any reduction of the daily asset charge on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Subaccount Administrative Adjustment Charge

Maximum Amount. 0.80%. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.60%.

When/How. This fee is deducted daily only from the subaccounts for a select group of investment options. The charge will vary by investment option, but will never exceed the maximum amount. The investment options where this fee applies and the current charges are noted below:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
AB Relative Value Fund (Class A)	0.20%	Victory Sycamore Established Value Fund (Class A)	0.10%
Alger Fund Family (Class A)	0.10%	Voya Balanced Portfolio (Class I)	0.25%
AllianzGI Fund Family (Class A)	0.20%	Voya Government Money Market Portfolio (Class I)	0.50%
Amana Fund Family (Investor Class)	0.25%	Voya Growth and Income Portfolio (Class I)	0.35%
American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)	0.35%	Voya Growth and Income Portfolio (Class S)	0.10%
Ariel Fund Family (Investor Class)	0.35%	Voya High Yield Portfolio (Class S)	0.10%
Artisan International Fund (Investor Shares)	0.25%	Voya Index Plus LargeCap Portfolio (Class I)	0.40%
BlackRock Equity Dividend Fund (Investor A Shares)	0.10%	Voya Index Plus MidCap Portfolio (Class I)	0.40%
BlackRock Mid Cap Dividend Fund (Class A)	0.10%	Voya Index Plus Small Cap Portfolio (Class I)	0.40%
Columbia Fund Family (Class A)	0.20%	Voya Intermediate Bond Portfolio (Class I)	0.35%
CRM Mid Cap Value Fund (Investor Shares)	0.20%	Voya International Index Portfolio (Class I)	0.25%
Dodge & Cox Fund Family	0.50%	Voya Large Cap Value Portfolio (Class I)	0.35%
Fidelity Advisor® New Insights Fund (Class I)	0.40%	Voya MidCap Opportunities Portfolio (Class I)	0.15%
Fidelity® VIP Fund Family (Initial Class)	0.40%	Voya RussellTM Large Cap Index Portfolio (Class I)	0.25%
Franklin® Fund Family (Class A and Class 2)	0.20%	Voya RussellTM Mid Cap Index Portfolio (Class I)	0.25%
Invesco Fund Family (Class A)	0.15%	Voya RussellTM Small Cap Index Portfolio (Class I)	0.25%
Invesco Health Care Fund (Investor Class)	0.15%	Voya SmallCap Opportunities Portfolio (Class I)	0.20%
Invesco Small Cap Value Fund (Class A)	0.20%	Voya Strategic Allocation Fund Family (Class I)	0.15%
Lazard Emerging Markets Equity Portfolio (Open Shares)	0.20%	Voya U.S. Bond Index Portfolio (Class I)	0.25%
Lord Abbett Fund Family (Class A)	0.20%	VY® Clarion Real Estate Portfolio (Class S)	0.10%
Massachusetts Investors Growth Stock Fund (Class A)	0.25%	VY® Invesco Growth and Income Portfolio (Class S)	0.10%
Neuberger Berman Fund Family (Trust Class)	0.35%	VY® Invesco Oppenheimer Global Portfolio (Class I)	0.25%
Invesco Oppenheimer Fund Family (Class A)	0.20%	VY® JPMorgan Emerging Markets Equity Portfolio (Class S)	0.10%
Pax Sustainable Allocation Fund (Investor Class)	0.20%	VY® JPMorgan Small Cap Core Equity Portfolio (Class S)	0.10%
PIMCO Real Return Portfolio (Administrative Class)	0.25%	VY® T. Rowe Price Capital Appreciation Portfolio (Class S)	0.10%
Pioneer Fund Family (Class A)	0.20%	VY® T. Rowe Price Equity Income Portfolio (Class S)	0.10%
Royce Total Return Fund (K Class)	0.35%	VY® T. Rowe Price International Stock Portfolio (Class S)	0.10%
Templeton Foreign Fund (Class A)	0.20%	Wanger Fund Family	0.20%
The Hartford International Opportunities Fund (Class R4)	0.10%	Wells Fargo Special Small Cap Value Fund (Class A)	0.25%
Thornburg International Value Fund (Class R4)	0.10%	Western Asset Mortgage Backed Securities Fund (Class A)	0.05%
Vanguard® Variable Insurance Fund Family	0.60%

PRO.109860-20	19

Purpose. This fee is used to help defray additional expense risk due to the decreased level of revenue that the Company receives in connection with the investment options. Due to possible changes in revenue received from each investment option, it is possible that a fee may increase or decrease over time, but it will never exceed the maximum. We will notify you in advance of any such increase. The risk is that actual expenses we incur under the contracts in connection with amounts invested in the funds will exceed the maximum amounts that we can charge.

Transferred Asset Benefit Charge

Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later.)

When/How. This fee is only charged when a contract holder elects the transferred asset benefit (“TAB”) option. If charged, this fee is deducted daily from the subaccounts during the accumulation phase. It is not deducted from the Fixed Plus Account II or the Fixed Plus Account II A. The fee will apply for a period of time not to exceed seven contract years, and will apply to all participants during this time period, even if they do not receive the benefit of the TAB.

PRO.109860-20	20

Purpose. The fee helps defray costs that the Company incurs in offering the TAB option. This option is designed to offset charges that may apply when assets are transferred from another financial provider who has imposed a cancellation penalty on the transfer. The Company will apply a dollar amount not to exceed 5% of the total plan assets transferred to the Company and will apply a transferred asset benefit charge for a period not to exceed seven contract years. The number of contract years during which the fee will be assessed will depend on the dollar amount applied.

Reduction. This fee may be reduced if the dollar amount the Company applies is less than 0.50% of total plan assets transferred to the Company.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fee Table - Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, 12b-1 fees; and

•      Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity.  Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•      Communicating with customers about their fund holdings;

•      Maintaining customer financial records;

•      Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•      Recordkeeping for customers, including subaccounting services;

•      Answering customer inquiries about account status and purchase and redemption procedures;

•      Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•      Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•      Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

PRO.109860-20	21

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract (including funds with limited availability) that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2019, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

•	American Funds®	•	Ariel Investment Trust Funds
•	Fidelity® Variable Insurance Products Funds	•	Artisan Partners Funds
•	OppenheimerFunds®	•	Victory Funds®
•	Wells Fargo Funds	•	The Hartford Mutual Funds
•	Franklin Templeton Investment Funds	•	MFS Funds®
•	Amana Mutual Funds	•	T. Rowe Price® Funds
•	PIMCO Variable Insurance Trust Funds	•	Lazard Asset Management Funds
•	BlackRock Funds	•	Allianz Funds
•	Lord Abbett Funds	•	CRM Funds
•	Invesco Funds	•	AllianceBernstein® Funds
•	Pax World Funds	•	Dodge & Cox® Funds
•	American Century Investments® Funds	•	The Royce Funds
•	Pioneer Investments Funds	•	MainStay Funds
•	Columbia Funds	•	Eaton Vance Funds
•	Neuberger Berman Advisers Management Trust Funds	•	Thornburg Funds
•	The Alger Funds

PRO.109860-20	22

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2019, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending on the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•      Account dollars directed to the fixed interest options, including interest earnings to date; less

•      Any deductions from the fixed interest options (e.g. withdrawals); plus

•      The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the separate account subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

PRO.109860-20	23

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the daily asset charge, the subaccount administrative adjustment charge, if any, and the transferred asset benefit charge (if applicable). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the daily asset charge, the transferred asset benefit charge (if applicable) and subaccount administrative adjustment charges, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of subaccount A and 80 accumulation units of subaccount B.

Step 1: An investor contributes $5,000.

Step 2:

•      He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

•      He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

$5,000 contribution

Step 1  ||

Voya Retirement Insurance and Annuity Company

Step 2  ||

Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.
|| Step 3 ||
Fund A	Fund B

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PRO.109860-20	24

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in “Contract Purchase and Participation.” Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the NYSE (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. See “Income Phase” for additional information about transfers during the income phase. Transfers from the Fixed Plus Account II or the Fixed Plus Account II A are restricted as outlined in the appendices and the contract. Transfers may be requested in writing, by telephone or, where available, electronically at www.voyaretirementplans.com, subject to restrictions that may be imposed by the Company. Transfers must be made in accordance with the terms of the contract.

Value of Transferred Dollars. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company,” or if you are participating in the account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•        We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participant’s in such products; and

•        Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

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Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12-month period.

The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•      Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12-month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

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Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

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Asset Rebalancing Program. Under some contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may elect the asset rebalancing program electronically at https://voyaretirement.voyaplans.com, or by completing and submitting an asset rebalancing form. The Company may change or discontinue the asset rebalancing program at any time.

Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account II or the Fixed Plus Account II A and other restrictions (see “Withdrawals - Withdrawal Restrictions” on the following page), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

Deductions for Taxes

Amounts withdrawn may be subject to tax penalties and withholding. See “FEDERAL Tax Considerations.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “Contract Overview - Questions: Contacting the Company.”

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan, must:

•      Select the withdrawal amount;

>     Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts and the GAA (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, maintenance fee, or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account II and/or the Fixed Plus Account II A; or

>     Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees and by any applicable early withdrawal charge for amounts withdrawn from the subaccounts or the GAA, and any positive or negative market value adjustments for amounts withdrawn from the GAA. The amount available from the Fixed Plus Account II and Fixed Plus Account II A may be limited;

•      Select investment options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•      Properly complete a disbursement form and submit it to the address referenced under “Contract Overview - Questions: Contacting the Company.”

For a description of limitations on withdrawals from the Fixed Plus Account II and Fixed Plus Account II A please see the appendices.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

•       As of the next valuation date after we receive a request for withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company”; or

•       On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment no later than seven calendar days following our receipt of your disbursement form in good order.

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Reinstatement Privilege. The contract allows for a one-time use of a reinstatement privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinstate all or a portion of the proceeds. We must receive reinstated amounts within 60 days of the withdrawal. We will credit the account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is closed or otherwise no longer available, amounts to be allocated to any such option will be reinvested in a replacement option as directed by your plan sponsor.  If your plan sponsor has not designated a replacement option, unless we receive alternative allocation instructions, amounts that would have been reinvested in the investment option that is closed or unavailable may be automatically allocated among the other available investment options according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available investment options, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Special rules apply to reinstatements of amounts withdrawn from the GAA. See “APPENDIX II.” Seek competent advice regarding the tax consequences associated with reinstatement.

Withdrawal Restrictions. Many plans may have limits on withdrawals that may be made from the plan. Some examples of these limits are listed below:

•       Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship, of the following:

>    Salary reduction contributions made after December 31, 1988;

>    Earnings on those contributions; and

>    Earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals). Other withdrawals may be allowed as provided for under the Tax Code or regulations;

•       The contract may require that the contract holder certify that you are eligible for a distribution;

•       403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans;”

•       401(k) plans generally prohibit withdrawal of salary reduction contributions and associated earnings prior to your death, disability, attainment of age 59½, severance from employment, or financial hardship;

•      The contract generally requires that the plan sponsor or its delegate certify that you are eligible for the distribution; and

•       If you are married and covered by an ERISA plan, the contract holder must provide certification that Retirement Equity Act requirements have been met.

The Tax Code and/or your plan may impose other limitations on withdrawals. In addition, on March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”).  Among other provision, the CARES Act includes temporary relief from certain of the limitations the Tax Code imposes on withdrawals. See “FEDERAL TAX CONSIDERATIONS – Distributions – Eligibility.”

Waivers of Early Withdrawal Charge and Fixed Plus Account II or Fixed Plus Account II A Full Withdrawal Provisions. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges or the Fixed Plus Account II or Fixed Plus Account II A full withdrawal provisions unless the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001).

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SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. No early withdrawal charge applies to amounts paid out under systematic distribution options. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

•      Systematic Withdrawal Option (“SWO”). SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan); and

Features of a Systematic

Distribution Option

If available under your plan, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

•      Estate Conservation Option (“ECO”). ECO also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code’s required minimum distribution. Under ECO, the Company calculates the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) or retirement, if later) and pays you that amount once a year.

Other Systematic Distribution Options. Other systematic distribution options may be available from time to time. Additional information relating to any of the systematic distribution options may be obtained from your local representative or by contacting us at the address referenced under “Contract Overview - Questions: Contacting the Company.”

Electing a Systematic Distribution Option. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

Terminating a Systematic Distribution Option. Once you elect a systematic distribution option (other than for accounts that are part of 457 plan contracts issued to non-governmental, tax exempt employers), you may revoke it at any time through a written request to the address referenced under “Contract Overview - Questions: Contacting the Company.” Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

Tax Consequences. Withdrawals received through these options and revocations of elections may have tax consequences. See “FEDERAL Tax Considerations.”

LOANS

Availability. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code, ERISA (if applicable), your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. Generally loans are only available from 403(b) plans utilizing contracts described in this prospectus. Loans are not available from Roth 401(k) or Roth 403(b) contracts or accounts, and the participant Roth 401(k) or Roth 403(b) account is excluded from the amount available for loan. For Tax Code Section 401(a), 401(k) or 457(b) plans where the sponsor has elected to offer loans administered outside the group annuity contract, additional fees may be charged by a third party administrator. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

PRO.109860-20	30

Unless specifically permitted by the terms of your plan and supported by your plan's administrator and record keeper, a loan is not available from your Roth 457(b) account.  Absent such an exception, this means that although your Roth 457(b) account may be included in the calculation of the amount available for loan ("lienable"), the amount of your Roth 457(b) account may not be part of a loan ("loanable").  Accordingly, the amount available for a full or partial withdrawal from a Participant Roth Account will not be reduced by any outstanding loan balance.  Further, in the event of a loan default, no amount of the outstanding loan balance will be deducted from your 457(b) Roth account.

Loans are subject to requirements under the Tax Code and related loan regulations, as well as ERISA (if applicable). Further restrictions may apply due to our administrative practices or those administrative practices of a third party administrator selected by your plan sponsor.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the address referenced under “Contract Overview - Questions: Contacting the Company.”  Read the terms of the loan agreement before submitting any request.

Loan Interest. Interest will be applied and credited on loan amounts. The difference between the rate charged and the rate credited on loans under your contract is called the loan interest rate spread. The loan interest rate spread under your contract is currently 2.5% per annum. The loan interest rate spread is retained by the Company. We reserve the right to apply a loan interest rate spread of up to 3.0% per annum.

Repayment and Default on all Loans. Loans may be repaid as described in the loan agreement, including paid in full at any time. If we do not receive a loan repayment when due, the entire outstanding loan balance will be considered in default.

To the extent that a loan remains in default and is not repaid in a timely manner as prescribed by Tax Code section 72(p) and applicable regulations, the entire outstanding balance, including accrued interest will be reported as a taxable distribution on IRS Form 1099. The distribution may also be subject to tax penalties under Tax Code section 72(t). To the extent a loan which has been reported as a distribution remains unpaid, it will continue to count against your future loan availability. The loan interest spread, if applicable, will continue to accrue until the loan is offset or you have a distributable event. Additionally, certain other tax rules apply to distributions from the contract. The CARES Act includes temporary relief from certain of the Tax Code rules applicable to loans. See “FEDERAL Tax Considerations ‒ Distributions ‒ General” for additional information.

Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed interest options and you may lose the benefit of tax-deferred growth on earnings. You should consult with a tax and/or legal adviser to determine if requesting a loan is in your best interests.

DEATH BENEFIT

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary) as follows:

•      Under contracts issued in connection with most types of plans except voluntary 403(b) plans (including Roth 403(b) plans), the contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary); and

•      Under contracts issued in connection with voluntary 403(b) plans (including Roth 403(b) plans), you may generally designate your own contract beneficiary who will normally be your plan beneficiary, as well.

During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

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During the Accumulation Phase

Payment Process:

•      Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order;

•      The payment request should include selection of a benefit payment option; and

•      Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company” we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

•      Lump-sum payment;

•      Payment under an available income phase payment option (see “Income Phase - Payment Options”); and

•      Payment under an available systematic distribution option (subject to limitations) (see “Systematic Distribution Options”).

The account value may also remain invested in the contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional, tax and/or legal adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

Death Benefit Calculation. The death benefit will be based on your account value. For amounts held in the GAA, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX II and in the GAA prospectus.

The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order.

Most contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. For those contracts, the guaranteed death benefit is the greater of:

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•      Your account value on the day that notice of death and request for payment are received in good order at the address referenced under “Contract Overview - Questions: Contacting the Company,” plus any positive aggregate market value adjustment that applies to amounts allocated to the GAA; or

•      The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

In the event that the contract beneficiary does not request payment of the death benefit as a lump sum or as an income phase option within six months of your death, the amount of the death benefit is the account value as of the next valuation following our receipt of acceptable proof of death and the payment request in good order. See the contract or certificate for treatment of amounts held in the GAA.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. The CARES Act includes temporary relief from certain of the Tax Code rules applicable to the distribution of the death benefit. See “FEDERAL Tax Considerations” for additional information.

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•      Start date;

•      Income phase payment option (see the income phase payment options table in this section);

•      Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

•      Choice of fixed or variable income phase payments;

•      Selection of an assumed net investment rate (only if variable income phase payments are elected); and

•      Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Fixed Income Phase Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payments will remain the same over time.

Variable Income Phase Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on what subaccounts are available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. For information about the subaccounts available during the income phase, please contact Customer Service. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

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Assumed Net Investment Rate. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us. See “Contract Overview - Questions: Contacting the Company.”

Selecting an Increasing Payment. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the following page), a daily asset charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality, expense and administrative risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

Required Minimum Payment Amounts. The first payment amount must meet the minimums stated in the contract. This amount is currently $50 per month or $250 per year, but the Company reserves the right to increase these amounts, if allowed by state law, based on increases reflected in the Consumer Price Index - Urban (CPI-U) since July 1, 1993. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” table. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “Contract Overview - Questions: Contacting the Company.” If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS – Taxation of Qualified Contracts – Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional and/or legal tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL Tax Considerations.”

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Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “FEDERAL TAX CONSIDERATIONS.” Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

Terms used in the tables:

•     Annuitant - The person(s) on whose life expectancy the income phase payments are calculated; and

•     Beneficiary - The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit--None: All payments end upon the annuitant’s death.

Life Income-- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•      When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

•      100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit--None: All payments end after the death of both annuitants.

Life Income-- Two Lives-- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for your choice of five to 30 years, or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.

Life Income-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as the annuitant lives.

Death Benefit--Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income-- Two Lives-- Cash Refund Option (fixed payment only)

Length of Payments: For as long as either annuitant lives.

Continuing Payment: 100% of the payment to continue after the first death.

Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Nonlifetime Income Phase Payment Options
Nonlifetime-- Guaranteed Payments*

Length of Payments: Payments will continue for five-30 years based upon the number of years you choose when selecting this option. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, any remaining guaranteed payments will continue to the beneficiary unless the beneficiary elects to receive the present value of the remaining guaranteed payments in a lump sum.

________________________

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until age 95.

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Lump-Sum Payment: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years of income phase payments have been completed (as specified by the contract) will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”  Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•     We do not make any guarantee about the tax treatment of the contract or transactions involving the contract; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this Section:

•     Introduction;

•     Taxation of Qualified Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (“qualified contracts”). Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(b) or 457(b) of the Tax Code. Employers or individuals intending to use the contract with such plans should seek legal and tax advice.

Roth Accounts.  Tax Code Section 402A allows employees of employers offering 401(k) plans, employees of public schools and certain Tax Code Section 501(c)(3) organizations offering 403(b) plans, and employees of certain governmental employers offering 457(b) plans to contribute after-tax salary contributions to a Roth 401(k), Roth 403(b) and Roth 457(b) account, respectively. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the contract is issued, we will set up one or more accounts for you under the contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

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Taxation of Qualified Contracts

Temporary Rules Under the CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain of the Tax Code rules described below. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan with which the contract is used; (2) whether your plan implements a particular type of relief; (3) your specific circumstances; and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.

Required Minimum Distributions. The CARES Act waives the requirement to take minimum distributions from defined contribution plans in 2020. The waiver applies to any minimum distribution due from such an arrangement in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

The relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death five-year rule described below under “Required Distributions Upon Death” applies, the five-year period is determined without regard to calendar year 2020. It is unclear whether this special exception extends to the ten-year period also described below under that same heading.

Distributions. The CARES Act provides relief for coronavirus-related distributions made from certain qualified plans to a “qualified individual” (defined below). The relief:

•       Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under Tax Code sections 401(k), 403(b), or 457;

•       Provides an exception to the 10% Additional Tax under Tax Code section 72(t);

•       Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•       Permits the employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless the taxpayer elects out; and

•       Permits recontribution of the distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Tax Code section 402(c)(8)(B), i.e., a 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

Individuals Eligible for Withdrawal and Loan Relief. Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

•       The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (“COVID-19”) by a test approved by the Centers for Disease Control and Prevention;

•       The individual’s spouse or dependent is diagnosed with such virus or disease; or

•       The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

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Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•       401(a), 401(k) and Roth 401(k) Plans. Sections 401(a) and 401(k) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. The Tax Code also allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•       403(b) and Roth 403(b) Plans. Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement. The Tax Code also allows employees of 501(c)(3) organizations and public schools to contribute after-tax salary contributions to a Roth 403(b) account, which provides for tax-free distributions, subject to certain restrictions; and

•       457 and Roth 457 Plans. Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be a 457(b) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account. The Tax Code also allows employees of governmental 457(b) Plan employers to contribution after-tax salary contributions to a Roth 457(b) account, which provides for tax-free distributions, subject to certain restrictions.

The Company may offer or have offered the contract for use with certain other types of qualified plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 403(b) Plans.  In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “INVESTMENT OPTIONS - Risks of Investing in the Funds - Public Funds.” In order to qualify for favorable tax treatment under Tax Code Section 403(b), a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under Tax Code Section 403(b), notwithstanding that contract purchase payments are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid by the contract holder’s employer into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 are unclear, and you should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a 403(b) plan.

Revenue Procedure 99-44 was issued before 403(b) plans could offer a Roth contribution feature. However, we believe that this analysis should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code Section 403(b). You should consider consulting with a tax and/or legal adviser before electing to invest in a fund that is offered for sale to the general public through a contract issued in relation to a Roth 403(b) account.

Special Considerations for Section 457 Plans.  Under 457(b) plans of non-governmental employers, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

PRO.109860-20	38

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e. annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•       Contributions in excess of specified limits;

•       Distributions before age 59½ (subject to certain exceptions);

•       Distributions that do not conform to specified commencement and minimum distribution rules; and

•       Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and program to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

401(a), 401(k), Roth 401(k), 403(b), and Roth 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) or Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $57,000 (as indexed for 2020). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k), 403(b), or Roth 403(b) plan to generally no more than $19,500 (as indexed for 2020). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

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With the exception of the Roth 401(k) and Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income. Roth 401(k) and Roth 403(b) salary reduction contributions are made on an after-tax basis.

457(b) and Roth 457(b) Plans. The total annual contributions (including pre-tax and Roth 457(b) after-tax salary reduction contributions) made by you and your employer to a 457(b) or Roth 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,500 (as indexed for 2020). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b), and 125 cafeteria plans in addition to any deferrals to the 457(b) or Roth 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k), 403(b), Roth 403(b), governmental 457(b) or governmental Roth 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•       $6,500; or

•       The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($39,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult your own tax and/or legal adviser.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

401(a), 401(k), 403(b) and Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal; or

•      Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with a 401(a), 401(k), Roth 401(k), 403(b) or Roth 403(b) plan (collectively, “qualified plans”), and taxable amounts from a governmental 457(b) or Roth 457(b) plan that are attributable to amounts transferred from a qualified plan.

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Exceptions to the 10% additional tax may apply if:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The distribution is a qualified reservist distribution as defined under the Tax Code;

•      The distribution is a qualified birth or adoption distribution;

•      The distribution is eligible for penalty relief extended to victims of certain natural disasters;

•      You have unreimbursed medical expenses that are deductible (without regard to whether you itemized deductions);

•      You have separated from service with the plan sponsor at or after age 55;

•      You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);

The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b).  A partial or full distribution of purchase payments to a Roth 401(k), Roth 403(b) or a Roth 457(b) account and earnings credited on those purchase payments (or of in-plan rollover amounts and earnings credited on those amounts, as described in the “In-Plan Roth Rollovers” section below) will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k), Roth 403(b) or a Roth 457(b) account is defined as a distribution that meets the following two requirements:

•       The distribution occurs after the five-year taxable period measured from the earlier of:

>     The first taxable year you, as applicable, made a contribution to a Roth IRA or a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>     If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

>     The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•       The distribution occurs after you attain age 59½, die with payment being made to your beneficiary or estate, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

Distributions - Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

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401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions generally may occur upon:

•       Retirement;

•       Death;

•       Disability;

•       Severance from employment;

•       Attainment of normal retirement age;

•       Attainment of age 59½; or

•       Termination of the plan.

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, generally may occur upon:

•       Retirement;

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       The birth or adoption of a child;

•       Financial hardship (for 2018 and earlier, contributions only, not earnings); or

•       Termination of the plan; or

•       Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) and Roth 403(b) Plans. Subject to the terms of your 403(b) or Roth 403(b) plan, distribution of certain salary reduction contributions and earnings generally may occur only upon:

•       Retirement;

•       Death;

•       Attainment of age 59½;

•       Severance from employment;

•       Disability;

•       The birth or adoption of a child;

•       Financial hardship (contributions only, not earnings);

•       Termination of the plan; or

•       Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Section 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Before we process a withdrawal request we generally are required to confirm with your 403(b) plan sponsor or otherwise that the withdrawals you request from a 403(b) contract comply with applicable tax requirements.

457(b) and Roth 457(b) Plans.  Under 457(b) and Roth 457(b) plans, distributions may generally not be made available to you earlier than:

•       The calendar year you attain age 59½;

•       When you experience a severance from employment; or

•       When you experience an unforeseeable emergency.

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A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•       The start date for distributions;

•       The time period in which all amounts in your contract(s) must be distributed; and

•       Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or in the case of an employer-sponsored plan, April 1 of the calendar year following the calendar year in which you retire, whichever occurs later, unless:

•       Under 401(a), 401(k), Roth 401(k), 403(b) and Roth 403(b) plans that are not governmental or church plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949); or

•       Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•       Over your life or the joint lives of you and your designated beneficiary; or

•       Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Roth IRAs. Required minimum distributions are not applicable to Roth IRAs during your lifetime.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans)

Upon your death, any remaining interest in a 401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b), or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

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Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

Certain transition rules may apply. Please consult your tax adviser.

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Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), Governmental 457(b) and Roth 457(b) Plans of Governmental Employers. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and tax treaty status.

In-Plan Roth Rollovers

Tax Code Section 401(k), 403(b) and governmental 457(b) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) - and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers an applicable Roth account (a Roth 401(k), Roth 403(b) or Roth 457(b) account), non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled-over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of purchase payments made by salary reduction to a Roth account and earnings credited on those purchase payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions - Roth 401(k), Roth 403(b) and Roth 457(b)” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) or 403(b) plan (or from a governmental 457(b) plan to the extent such amounts are attributable to rollovers from a 401(a), 401(k), 403(a) or 403(b) plan). However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover.  The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period.  This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(b), Roth 403(b), 457(b) and Roth 457(b) Plans. Your beneficial interest in the contract may not be assigned or transferred to persons other than:

•       A plan participant as a means to provide benefit payments;

•       An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•       The Company as collateral for a loan; or

•       The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to make distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

PRO.109860-20	45

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits through to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives install and service contracts, provide product explanations, and periodically review participants’ retirement needs as well as the investment options available under the contract. To permit these representatives to balance the needs of their clients with their own business operations, the Company provides them with a range of commission options to choose from.

Registered Representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 3%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 2% may be paid on recurring payments up to the amount of the maximum of prior year’s payments, and commissions of up to 3% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2% on transferred assets and an asset-based commission ranging up to 0.50%. Individual representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 3% of total premium payments. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

The level of commission paid on a particular contract affects the level of charges under the contract, including the daily asset charge and the applicability of an early withdrawal charge schedule. Because your registered representative may select the level of compensation he or she receives in connection with the sale of the contract, he or she may have a financial incentive to recommend this contract over other contracts. You should discuss with your registered representative the level of compensation he or she will choose in connection with the sale of this contract and how that compensation may compare with compensation available under other products or contracts your registered representative feels may be suitable for you. For more information about the compensation options available to your registered representative and how they impact the daily asset charge under your contract, see the “Offering and Purchase of Contracts” section of the SAI.

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time.

Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

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•     Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2019, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

1.	Morgan Stanley Smith Barney LLC	14.	Woodbury Financial Services, Inc.
2.	LPL Financial LLC	15.	American Portfolios Financial Services, Inc.
3.	Northwestern Mutual Investment Services, Inc.	16.	Securities America, Inc.
4.	Kestra Investment Services, LLC	17.	RBC Capital Markets, LLC
5.	Voya Financial Advisors, Inc.	18.	Primerica Financial Services, Inc.
6.	Lincoln Investment Planning, Inc.	19.	Cetera Advisors LLC
7.	Ameriprise Financial Services, Inc.	20.	MMA Securities LLC
8.	Park Avenue Securities, LLC	21.	SagePoint Financial, Inc.
9.	Royal Alliance Associates, Inc.	22.	Cetera Investment Services LLC
10.	Regulus Advisors, LLC	23.	Purshe Kaplan Sterling Investments, Inc.
11.	Lincoln Financial Advisors Corporation	24.	M Holdings Securities, Inc.
12.	NYLIFE Securities LLC	25.	Ameritas Investment Corp.
13.	Cetera Advisor Networks LLC

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative, along with the ability of the registered representative to select from various compensation options, may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Administrators. Some retirement plans utilize the services of third party administrators (TPAs). In certain situations, the Company may make payments to select TPAs intended to partially reimburse the cost of providing certain services (e.g., takeover related servicing, participant enrollment and education services) of value to the Company. The Company also hosts several TPA conferences each year, which provide a forum for an exchange of ideas in our product initiatives and how well those initiatives are meeting market needs. Attendees may be reimbursed for all or a portion of their attendance costs and may receive meals and entertainment at the conference. Your TPA may informally consult with you and/or your sales professional on the retirement plan provider that would work best with your plan. The payments the Company makes to TPAs may provide your TPA with a financial incentive to recommend working with our Company over other companies whose products may be suitable for you. You may wish to inquire about whether your TPA receives payments from us and take those payments into consideration as part of your purchase decision.

Third Party Compensation Arrangements. Please be aware that:

•      The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•      The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•      At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program-related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected.  Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “Contract Overview – Questions:  Contacting the Company” or by calling 1-800-584-6001.

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Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from "cyber-attacks", "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value.   There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law by notifying the contract holder at least 30 calendar days before the change becomes effective. In addition, the contract may be changed at any time, except for a reduction in the minimum guaranteed interest rate for the fixed interest options, by written mutual agreement between the contract holder and the Company. We may, upon 60 days’ written notice to the contract holder, make unilateral changes to certain provisions of the contracts that would apply only to individuals who became participants under the contract after the effective date of such changes. If a contract holder indicates that it does not agree to a change by providing notice to us that we receive at least 30 calendar days before the date the change becomes effective, we reserve the right to refuse to establish new accounts under the contract and to discontinue accepting payments to existing accounts.

In addition, we reserve the right, without contract holder consent, to change the tables for determining the amount of income phase payments or the income phase payment options available. Any such change will not take effect until at least 12 months after the contract effective date or until at least 12 months after any previous change. Such a change would not apply to accounts established before the date the change becomes effective.

We reserve the right to amend the contract to include any future changes required to maintain the contract as a designated Roth 401(k) and/or Roth 403(b) annuity contract (or Roth 401(k) and/or Roth 403(b) account) under the Tax Code, regulations, IRS rulings and requirements.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC ability to distribute the contract or upon the separate account.

•      Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•      Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary weekend and holiday closings), or when trading on the NYSE is restricted;

•      When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount’s assets; or

•      During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address referenced under “Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Account Termination

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $10,000, this value is not due to negative investment performance, and no purchase payments have been received within the previous 12 months. We will notify you or the contract holder 90 days prior to terminating the account. If we exercise this right we will not deduct an early withdrawal charge.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Performance Reporting	5
• Sales Material and Advertising	5
• Experts	6
• Financial Statements of the Separate Account - Variable Annuity Account C	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling us at the number referenced under “Contract Overview - Questions: Contacting the Company.”

APPENDIX I FIXED PLUS ACCOUNT II

The Fixed Plus Account II is an investment option that may be available during the accumulation phase.

Amounts allocated to the Fixed Plus Account II are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account II have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investment in or transfers to the Fixed Plus Account II. If we waive these transfer limits, we reserve the right to reinstate these limits without notice. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account II for a period of up to six months or as provided by state or federal law.

Interest Rates. The Fixed Plus Account II guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II value as a partial withdrawal in each 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once and must occur within six months after your date of death.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Requests for Full Withdrawals. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account II, with interest, in five annual payments equal to:

•      One-fifth of the Fixed Plus Account II value on the day the request is received in good order, reduced by any Fixed Plus Account II withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II value 12 months later;

•      One-third of the remaining Fixed Plus Account II value 12 months later;

•      One-half of the remaining Fixed Plus Account II value 12 months later; and

•      The balance of the Fixed Plus Account II value 12 months later.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II.

Waiver of Full Withdrawal Provisions. We will waive the Fixed Plus Account II five-installment payout for full withdrawals made due to one or more of the following:

•       Due to your death during the accumulation phase if the amount is paid within six months of your death;

•       Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•       When the Fixed Plus Account II value is $2,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months;

•       Due to financial hardship (or unforeseeable emergency) as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

>     If applicable, the hardship is certified by the employer;

>     The amount is paid directly to you; and

>     The amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 20% of the average value of your account(s) and all other accounts under the relevant contract during that same period;

•       Due to your separation from service with the employer, provided that all the following apply:

>     The withdrawal is due to your separation from service with your employer. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account II full withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous
12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

Charges. We do not make deductions from amounts in the Fixed Plus Account II to cover mortality, expense or administrative risks. We consider these risks when determining the credited rate.

PRO.109860-20	49

Transfers. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II is less than or equal to $2,000. We may also waive the percentage limit on transfers depending upon the investment options selected by the contract holder.

If you transfer 20% of your account value held in the Fixed Plus Account II in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided you do not allocate any amount to or transfer any other amount from the Fixed Plus Account II during the five-year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II value under any systematic distribution option.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II values are used for a loan.

APPENDIX II

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder. If the Fixed Plus Account II A is available to you, the Fixed Plus Account II investment option (hereinafter referred to as a “closed fixed account”) is closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to the closed fixed account investment option will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit interest at a current rate that may be higher than the guaranteed minimum interest rate and the current rate may be changed at any time, except that we will not apply a decrease to the current rate following a rate change initiated solely by us prior to the last day of the three-month period measured from the first day of the month in which such change was effective Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality, expense and administrative risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed seven years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB. We assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.  We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis).  We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan;

>     Disability certified by your employer, if applicable, and paid directly to you;

•      Due to a loan taken in accordance with the terms of the plan; and

•      When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•      One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•      One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

PRO.109860-20	50

•      One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•      One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•      The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•      Due to your death during the accumulation phase if the amount is paid within six months of your death;

•      Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•      When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•      Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>     Separation from service is documented in a form acceptable to us;

>     The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>     The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•      As defined in the Tax Code and subject to certain conditions and limits, due to your:

>     Financial hardship;

>     Unforeseeable emergency;

>     In-service distribution permitted by the plan; or

>     Disability certified by your employer, if applicable, and paid directly to you; and

•      Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement.  Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period.  We will waive this percentage when there are no competing investment options available under the contract. The contract describes what a competing investment option is for purposes of this waiver.  We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period.  The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

APPENDIX III

GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (the “GAA”) is a fixed interest option that may be available during the accumulation phase. Amounts applied to the GAA will be held in a nonunitized separate account within the Company’s general account. This Appendix is only a summary of certain facts about the GAA and does not include elements of the GAA that do not apply to the contracts offered through this prospectus. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “Contract Overview - Questions: Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

In General. Amounts that you invest in the GAA will earn a guaranteed interest rate if amounts are left in the GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the GAA, you will want to contact your local representative or the Company to learn:

•      The interest rate we will apply to the amounts that you invest in the GAA. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the GAA; and

•      The period of time your account dollars need to remain in the GAA in order to earn that rate. You are required to leave your account dollars in the GAA for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with interest rates available on fixed income investments we may buy using deposits directed to the GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the GAA is withdrawn, you may incur the following:

•       Market Value Adjustment (“MVA”) - as described in this Appendix and in the GAA prospectus;

•       Tax Penalties and/or Tax withholding - see “FEDERAL Tax Considerations”;

•       Early Withdrawal Charge - see “Fees”; and/or

•       Maintenance Fee - see “Fees.”

We do not make deductions from amounts in the GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.109860-20	51

Market Value Adjustment. If you withdraw or transfer your account value from the GAA before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the GAA; and

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Under some contracts issued in New York, if you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•      Short-term-three years or less; and

•      Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, the contract holder or you if permitted may:

•      Transfer dollars to a new guaranteed term, if available;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this Appendix.

Transfer of Account Dollars. Generally, account dollars invested in the GAA may be transferred among guaranteed terms offered through the GAA, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. The GAA cannot be used as an investment option during the income phase. The contract holder or you, if permitted, may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA dollars to any of the subaccounts available during the income phase.

Loans. You cannot take a loan from your account value in the GAA. However, we include your account value in the GAA when determining the amount of your account value we may distribute as a loan.

Reinstating Amounts Withdrawn from the GAA. If amounts are withdrawn from the GAA and then reinstated in the GAA, we will apply the reinstated amount to the current deposit period. The guaranteed annual interest rate, and guaranteed terms available on the date of reinstatement will apply. Amounts will be reinstated proportionately in the same way as they were allocated before withdrawal.

Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this Appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-230711.

APPENDIX IV PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT

UNDER AN ANNUITY CONTRACT

For Plans under Sections 403(b) or 401(a)/(k) of the Tax Code (Except Voluntary

Section 403(b) Plans) (including Roth 403(b) and Roth 401(k) Plans)*

The employer has adopted a plan under Tax Code Sections 403(b) (including Roth 403(b)), 401(a)/(k) (including Roth 401(k)) (“Plan”) and has purchased a Voya Retirement Insurance and Annuity Company (the “Company”) group variable annuity contract (“Contract”) as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an employee account and by the employer to an employer account.

By electing to participate in the employer’s Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant’s agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

•      The participant owns the value of his/her employee account subject to the restrictions of Tax Code Sections 403(b), 401(a)/(k) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Tax Code Sections 403(b), 401(a)/(k), the participant has ownership in the value of his/her employer account;

•      The Company will process transactions only with the employer’s written direction to the Company. The participant will be bound by the employer’s interpretation of the Plan provisions and its written direction to the Company;

•      The employer may permit the participant to make investment selections under the employee account and/or the employer account directly with the Company under the terms of the Contract. Without the employer’s written permission, the participant will be unable to make any investment selections under the Contract;

•      On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner; and

•      In the event of the participant’s death, the employer is the named beneficiary under the terms of the Contract. The participant has the right to name a personal beneficiary as determined under the terms of the Plan and file that beneficiary election with the employer. It is the employer’s responsibility to direct the Company to properly pay any death benefits.

________________________

*     Under most group contracts issued through a voluntary 403(b) or Roth 403(b) plan and under individual contracts, you generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the plan sponsor or its delegate. See “FEDERAL Tax Considerations - Distributions – Eligibility – 403(b) and Roth 403(b) Plans.” See the contract or your certificate (if applicable) to determine who holds rights under the contract.

APPENDIX V FUND DESCRIPTIONS

Certain funds offered under the contracts have limited availability as follows:

•      Dodge & Cox International Stock Fund is only available to plans offering the fund prior to January 16, 2015.

•      Invesco Oppenheimer Developing Markets Fund (Class A) is only available to plans offering the fund prior to April 12, 2013.

•      Lazard Emerging Markets Equity Portfolio (Open Shares) is only available to plans offering the portfolio prior to July 19, 2010.

•      Lord Abbett Core Fixed Income Fund (Class A) and Lord Abbett Fundamental Equity Fund (Class A) are only available to plans that were offering these funds prior to December 31, 2015.

•      Lord Abbett Developing Growth Fund (Class A) is only available to plans offering the fund prior to January 15, 2012.

•      Lord Abbett Mid Cap Stock Fund (Class A) and Lord Abbett Small-Cap Value Fund (Class A) are only available to plans offering these funds prior to September 1, 2005.

•      The Neuberger Berman Sustainable Equity Fund (Trust Class) is closed to new plans.

•      T. Rowe Price Mid-Cap Value Fund (R Class) is only available to plans offering the fund prior to February 25, 2005.

•      The Hartford International Opportunities Fund (Class R4) is closed to new plans.

•      The Victory Sycamore Established Value Fund is closed to new investors. The fund will continue to be available for investment by existing investors and through retirement plans that currently offer the fund.

•      The Voya Growth and Income Portfolio (Class I) is available only to those contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of the August 20, 2010.

•      The Voya Growth and Income Portfolio (Class S) is available only to those contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.

•      The Voya Large Cap Growth Portfolio (Class I) is available only to those contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the contract.

•      The Voya Large Cap Value Portfolio (Class I) is available only to those contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the contract.

•      The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the fund prior to February 7, 2014.

•      The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I) are available only to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the contract.

The investment results of the mutual funds (“funds”) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “Contract Overview - Questions,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

PRO.109860-20	52

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
AB Relative Value Fund Investment Adviser: AllianceBernstein L.P.	Seeks long-term growth of capital.
Alger Capital Appreciation Fund Investment Adviser: Fred Alger Management, LLC	Seeks long-term capital appreciation.
Alger Responsible Investing Fund Investment Adviser: Fred Alger Management, LLC	Seeks long-term capital appreciation.
AllianzGI Dividend Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
AllianzGI Small-Cap Value Fund Investment Adviser: Allianz Global Investors U.S. LLC	Seeks long-term growth of capital and income.
Amana Growth Fund Investment Adviser: Saturna Capital Corporation	Seeks long-term capital growth, consistent with Islamic principles.
Amana Income Fund Investment Adviser: Saturna Capital Corporation	Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.
American Century Investments® Inflation-Adjusted Bond Fund Investment Adviser: American Century Investment Management, Inc.	Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.
American Funds® - American Balanced Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.
American Funds® - Capital World Growth and Income Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital while providing current income.
American Funds® - EuroPacific Growth Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital.
American Funds® - Fundamental Investors® Investment Adviser: Capital Research and Management CompanySM	Seeks to achieve long-term growth of capital and income.
American Funds® - New Perspective Fund® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the fund.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
American Funds® - The Growth Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide growth of capital.
American Funds® - The Income Fund of America® Investment Adviser: Capital Research and Management CompanySM	Seeks to provide current income while secondarily striving for capital growth.
American Funds® - Washington Mutual Investors FundSM Investment Adviser: Capital Research and Management CompanySM	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
Ariel Appreciation Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Ariel Fund Investment Adviser: Ariel Investments, LLC	Seeks long-term capital appreciation.
Artisan International Fund Investment Adviser: Artisan Partners Limited Partnership	Seeks maximum long-term capital growth.
BlackRock Equity Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks long-term total return and current income.
BlackRock Mid Cap Dividend Fund Investment Adviser: BlackRock Advisors, LLC	Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.
Columbia Acorn® Fund Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Columbia High Yield Bond Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.
Columbia Large Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.
Columbia Select Mid Cap Value Fund Investment Adviser: Columbia Management Investment Advisers, LLC	Seeks long-term capital appreciation.
CRM Mid Cap Value Fund Investment Adviser: Cramer Rosenthal McGlynn, LLC	Seeks long-term capital appreciation.
Dodge & Cox International Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income.
Dodge & Cox Stock Fund Investment Adviser: Dodge & Cox	Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)

Eaton Vance Large-Cap Value Fund*

Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management**

*    This fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the fund.

**  Investment adviser to the Large-Cap Value Portfolio

Seeks total return.
Fidelity Advisor® New Insights Fund Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks capital appreciation.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks to achieve capital appreciation.
Franklin Mutual Global Discovery Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Franklin Small-Mid Cap Growth Fund Investment Adviser: Franklin Advisers, Inc.	Seeks long-term capital growth.
Invesco Endeavor Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada, Ltd.	Seeks long-term growth of capital.
Invesco Health Care Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.

PRO.109860-20	53

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Invesco Mid Cap Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Invesco Oppenheimer Capital Appreciation Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
Invesco Oppenheimer Developing Markets Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
Invesco Oppenheimer Gold & Special Minerals Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
Invesco Oppenheimer International Bond Fund Investment Adviser: Invesco Advisers, Inc. Subadviser: OppenheimerFunds, Inc.	Seeks total return.
Invesco Oppenheimer Main Street Mid Cap Fund® Investment Adviser: Invesco Advisers, Inc.	Seeks capital appreciation.
Invesco Small Cap Value Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lazard Emerging Markets Equity Portfolio Investment Adviser: Lazard Asset Management LLC	Seeks long-term capital appreciation.
Lord Abbett Core Fixed Income Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.
Lord Abbett Developing Growth Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
Lord Abbett Fundamental Equity Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.
Lord Abbett Mid Cap Stock Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
Lord Abbett Small-Cap Value Fund Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.
MainStay CBRE Real Estate Fund Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Clarion Securities, LLC	Seeks total return.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
MainStay Winslow Large Cap Growth Fund Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	Seeks long-term growth of capital.
Massachusetts Investors Growth Stock Fund Investment Adviser: Massachusetts Financial Services Company	Seeks capital appreciation.
Neuberger Berman Genesis Fund® Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks growth of capital.
Neuberger Berman Sustainable Equity Fund Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Pax Sustainable Allocation Fund Investment Adviser: Impax Asset Management LLC	Seeks income and conservation of principal and secondarily long-term growth of capital.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield Fund Investment Adviser: Amundi Pioneer Asset Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Pioneer Strategic Income Fund Investment Adviser: Amundi Pioneer Asset Management, Inc.	Seeks a high level of current income.
Royce Total Return Fund Investment Adviser: Royce	Seeks long-term growth of capital and current income.
T. Rowe Price Mid-Cap Value Fund Investment Adviser: T. Rowe Price Associates, Inc.	Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.
Templeton Foreign Fund Investment Adviser: Templeton Global Advisors Limited	Seeks long-term capital growth.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
The Hartford International Opportunities Fund Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	Seeks long-term growth of capital.
Thornburg International Value Fund Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the fund is to seek some current income.
Vanguard® Diversified Value Portfolio* Investment Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio* Investment Adviser: Wellington Management Company LLP, Vanguard Quantitative Equity Group *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Small Company Growth Portfolio* Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group *Vanguard is a trademark of The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation.
Victory Sycamore Established Value Fund Investment Adviser: Victory Capital Management Inc.	Seeks to provide long-term capital growth by investing primarily in common stocks.
Victory Sycamore Small Company Opportunity Fund Investment Adviser: Victory Capital Management Inc.	Seeks to provide capital appreciation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.

PRO.109860-20	54

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya GNMA Income Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.

Voya Government Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

*   There is no guarantee that the Voya Government Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Index Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Index Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055.  On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Index Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Intermediate Bond Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through income and capital appreciation.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk.  The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities.  It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Large-Cap Growth Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Fund Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Multi-Manager International Small Cap Fund Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	Seeks maximum long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.

PRO.109860-20	55

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® Invesco Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.

PRO.109860-20	56

Fund Name and Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wells Fargo Special Small Cap Value Fund Investment Adviser: Wells Fargo Funds Management, LLC Subadviser: Wells Capital Management Incorporated	Seeks long-term capital appreciation.
Western Asset Mortgage Backed Securities Fund Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company	Seeks high current return.

PRO.109860-20	57

APPENDIX VI CONDENSED FINANCIAL INFORMATION

INDEX
Table 1 - For Contracts With A Daily Asset Charge of 0.00%	CFI 1
Table 2 - For Contracts With A Daily Asset Charge of 0.05%	CFI 5
Table 3 - For Contracts With A Daily Asset Charge of 0.10%	CFI 5
Table 4 - For Contracts With A Daily Asset Charge of 0.15%	CFI 8
Table 5 - For Contracts With A Daily Asset Charge of 0.20%	CFI 11
Table 6 - For Contracts With A Daily Asset Charge of 0.25%	CFI 15
Table 7 - For Contracts With A Daily Asset Charge of 0.30%	CFI 17
Table 8 - For Contracts With A Daily Asset Charge of 0.35%	CFI 21
Table 9 - For Contracts With A Daily Asset Charge of 0.40%	CFI 25
Table 10 - For Contracts With A Daily Asset Charge of 0.45%	CFI 29
Table 11 - For Contracts With A Daily Asset Charge of 0.50%	CFI 32
Table 12 - For Contracts With A Daily Asset Charge of 0.55%	CFI 36
Table 13 - For Contracts With A Daily Asset Charge of 0.60%	CFI 39
Table 14 - For Contracts With A Daily Asset Charge of 0.65%	CFI 42
Table 15 - For Contracts With A Daily Asset Charge of 0.70%	CFI 46
Table 16 - For Contracts With A Daily Asset Charge of 0.75%	CFI 49
Table 17 - For Contracts With A Daily Asset Charge of 0.80%	CFI 54
Table 18 - For Contracts With A Daily Asset Charge of 0.85%	CFI 59
Table 19 - For Contracts With A Daily Asset Charge of 0.90%	CFI 64
Table 20 - For Contracts With A Daily Asset Charge of 0.95%	CFI 67
Table 21 - For Contracts With A Daily Asset Charge of 1.00%	CFI 70
Table 22 - For Contracts With A Daily Asset Charge of 1.05%	CFI 73
Table 23 - For Contracts With A Daily Asset Charge of 1.10%	CFI 77
Table 24 - For Contracts With A Daily Asset Charge of 1.15%	CFI 80
Table 25 - For Contracts With A Daily Asset Charge of 1.20%	CFI 84
Table 26 - For Contracts With A Daily Asset Charge of 1.25%	CFI 89
Table 27 - For Contracts With A Daily Asset Charge of 1.30%	CFI 92
Table 28 - For Contracts With A Daily Asset Charge of 1.35%	CFI 97
Table 29 - For Contracts With A Daily Asset Charge of 1.40%	CFI 100
Table 30 - For Contracts With A Daily Asset Charge of 1.45%	CFI 102
Table 31 - For Contracts With a Daily Asset Charge of 1.55%	CFI 104
Table 32 - For Certain Subaccounts Beginning, During or after February 2014 in Contracts with a Daily Asset Charge of 1.00%	CFI 106
Table 33 - For Certain Subaccounts Beginning, During or after February 2012 in Contracts with a Daily Asset Charge of 1.15%	CFI 107

PRO.109860-20	58

APPENDIX VI

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2019, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2019, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2019 are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.00%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$24.76	$25.54	$22.20	$20.51	$20.24	$18.65	$15.37	$13.50	$13.05	$11.58
Value at end of period	$29.41	$24.76	$25.54	$22.20	$20.51	$20.24	$18.65	$15.37	$13.50	$13.05
Number of accumulation units outstanding at end of period	412	375	323	5,819	20,172	20,104	34,725	29,844	25,431	11,424
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during April 2012)
Value at beginning of period	$22.50	$25.16	$20.24	$19.07	$19.56	$18.87	$15.15	$13.96
Value at end of period	$28.11	$22.50	$25.16	$20.24	$19.07	$19.56	$18.87	$15.15
Number of accumulation units outstanding at end of period	0	0	6,638	5,174	4,296	3,142	2,283	750
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$23.60	$27.92	$21.42	$21.34	$21.58	$22.23	$18.56	$15.61	$18.12	$16.61
Value at end of period	$29.87	$23.60	$27.92	$21.42	$21.34	$21.58	$22.23	$18.56	$15.61	$18.12
Number of accumulation units outstanding at end of period	1,263	1,184	1,095	43	1,226	1,230	35,242	37,987	112,305	82,862
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.91	$21.40	$17.41	$15.52	$15.06	$13.88	$10.59	$9.06	$9.27	$8.73
Value at end of period	$25.32	$19.91	$21.40	$17.41	$15.52	$15.06	$13.88	$10.59	$9.06	$9.27
Number of accumulation units outstanding at end of period	2,350	2,128	1,941	0	1,516	965	18,527	22,857	18,492	147
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$30.30	$32.29	$25.14	$24.77	$23.58	$22.93	$18.14	$15.07	$16.36	$14.56
Value at end of period	$39.27	$30.30	$32.29	$25.14	$24.77	$23.58	$22.93	$18.14	$15.07	$16.36
Number of accumulation units outstanding at end of period	42	42	31	31	14,599	14,182	32,076	32,701	125,636	117,008
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$31.67	$32.74	$26.04	$24.09	$22.93	$21.05	$15.78	$13.13	$13.84	$12.36
Value at end of period	$40.45	$31.67	$32.74	$26.04	$24.09	$22.93	$21.05	$15.78	$13.13	$13.84
Number of accumulation units outstanding at end of period	3,921	3,347	7,229	750	36,158	37,364	36,655	34,117	105,792	73,191
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$23.98	$25.37	$22.46	$20.39	$20.77	$19.23	$16.33	$14.63	$13.91	$12.47
Value at end of period	$28.41	$23.98	$25.37	$22.46	$20.39	$20.77	$19.23	$16.33	$14.63	$13.91
Number of accumulation units outstanding at end of period	0	2,836	0	0	17,688	16,299	12,571	11,594	8,934	7,753

CFI 1

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$27.50	$28.43	$23.75	$21.02	$21.12	$19.06	$14.50	$12.94	$12.13	$10.73
Value at end of period	$34.41	$27.50	$28.43	$23.75	$21.02	$21.12	$19.06	$14.50	$12.94	$12.13
Number of accumulation units outstanding at end of period	20	20	0	0	18,467	19,696	18,688	23,349	22,517	22,019
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$26.81	$30.20	$27.63	$24.61	$25.58	$24.42	$19.53	$17.27	$17.84	$16.09
Value at end of period	$33.26	$26.81	$30.20	$27.63	$24.61	$25.58	$24.42	$19.53	$17.27	$17.84
Number of accumulation units outstanding at end of period	11	2,916	0	0	0	0	0	0	0	0
INVESCO SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$27.24	$36.53	$31.92
Value at end of period	$35.90	$27.24	$36.53
Number of accumulation units outstanding at end of period	255	225	286
MAINSTAY LARGE CAP GROWTH FUND (CLASS R3)
(Funds were first received in this option during February 2012)
Value at beginning of period	$28.90	$28.04	$21.29	$21.93	$20.77	$18.90	$13.90	$13.65
Value at end of period	$38.38	$28.90	$28.04	$21.29	$21.93	$20.77	$18.90	$13.90
Number of accumulation units outstanding at end of period	75	75	75	75	75	75	33,684	30,538
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during January 2017)
Value at beginning of period	$20.46	$21.37	$19.13
Value at end of period	$24.67	$20.46	$21.37
Number of accumulation units outstanding at end of period	280	395	258
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$15.54	$15.69
Value at end of period	$16.81	$15.54
Number of accumulation units outstanding at end of period	2,086	2,086
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during December 2013)
Value at beginning of period	$31.56	$35.49	$31.95	$25.82	$26.87	$24.42	$24.42
Value at end of period	$37.55	$31.56	$35.49	$31.95	$25.82	$26.87	$24.42
Number of accumulation units outstanding at end of period	1,628	1,324	4,911	0	3,960	3,140	2,834
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.24	$14.56	$13.32	$12.56	$13.16	$13.13	$13.72	$13.15
Value at end of period	$15.33	$14.24	$14.56	$13.32	$12.56	$13.16	$13.13	$13.72
Number of accumulation units outstanding at end of period	0	0	6,829	5,752	4,835	3,613	2,500	690
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.59	$16.45	$16.21	$15.95	$15.70	$14.96	$15.24	$14.81	$13.79	$12.98
Value at end of period	$17.46	$16.59	$16.45	$16.21	$15.95	$15.70	$14.96	$15.24	$14.81	$13.79
Number of accumulation units outstanding at end of period	0	0	0	0	4,506	10,262	11,079	10,333	9,811	8,207
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2017)
Value at beginning of period	$21.04	$21.76	$20.69
Value at end of period	$24.21	$21.04	$21.76
Number of accumulation units outstanding at end of period	0	1,714	1,501
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$26.09	$32.38
Value at end of period	$31.65	$26.09
Number of accumulation units outstanding at end of period	6	1,149

CFI 2

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$18.05	$19.06	$16.66	$15.61	$15.87	$15.04	$12.87	$12.27
Value at end of period	$21.34	$18.05	$19.06	$16.66	$15.61	$15.87	$15.04	$12.87
Number of accumulation units outstanding at end of period	0	0	16,774	12,961	21,459	16,842	12,096	471
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.59	$21.09	$17.85	$16.59	$16.89	$15.96	$13.11	$12.49
Value at end of period	$23.91	$19.59	$21.09	$17.85	$16.59	$16.89	$15.96	$13.11
Number of accumulation units outstanding at end of period	2,630	1,766	27,812	16,206	16,494	21,529	17,767	991
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.25	$22.13	$18.45	$17.10	$17.45	$16.47	$13.30	$12.77
Value at end of period	$25.18	$20.25	$22.13	$18.45	$17.10	$17.45	$16.47	$13.30
Number of accumulation units outstanding at end of period	30,404	24,670	39,931	12,949	19,892	13,935	8,905	968
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2012)
Value at beginning of period	$19.56	$21.44	$17.79	$16.52	$16.86	$15.89	$12.82	$12.21
Value at end of period	$24.39	$19.56	$21.44	$17.79	$16.52	$16.86	$15.89	$12.82
Number of accumulation units outstanding at end of period	11,209	8,134	33,196	20,132	17,361	8,391	3,970	315
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2013)
Value at beginning of period	$14.91	$15.44	$14.18	$13.53	$13.70	$12.95	$12.47
Value at end of period	$16.81	$14.91	$15.44	$14.18	$13.53	$13.70	$12.95
Number of accumulation units outstanding at end of period	295	295	2,813	2,704	1,850	98	98
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$17.38	$17.49	$16.74	$16.13	$16.08	$15.10	$15.21	$13.98	$12.97	$11.83
Value at end of period	$19.04	$17.38	$17.49	$16.74	$16.13	$16.08	$15.10	$15.21	$13.98	$12.97
Number of accumulation units outstanding at end of period	618	1,654	1,190	1,118	4,805	4,902	20,090	22,005	34,940	32,197
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$13.03	$15.36	$12.59	$12.39	$12.84	$13.79	$11.50	$9.69	$11.04	$10.17
Value at end of period	$15.17	$13.03	$15.36	$12.59	$12.39	$12.84	$13.79	$11.50	$9.69	$11.04
Number of accumulation units outstanding at end of period	0	1,602	0	0	6,846	4,689	4,347	4,049	4,379	3,436
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.42	$25.87	$19.99	$19.28	$18.17	$16.03	$12.27	$10.41	$10.33
Value at end of period	$33.66	$25.42	$25.87	$19.99	$19.28	$18.17	$16.03	$12.27	$10.41
Number of accumulation units outstanding at end of period	0	0	5,815	4,909	9,340	7,431	3,653	2,766	4,143
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$16.36	$18.51
Value at end of period	$20.40	$16.36
Number of accumulation units outstanding at end of period	0	689
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$23.99	$30.78	$22.81	$22.98	$21.28	$22.67	$17.64	$14.68	$17.82	$14.31
Value at end of period	$29.81	$23.99	$30.78	$22.81	$22.98	$21.28	$22.67	$17.64	$14.68	$17.82
Number of accumulation units outstanding at end of period	61	61	236	236	235	83	3,306	3,363	48,153	49,568
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$29.90	$32.60	$31.11	$30.08	$29.20	$22.44	$22.05	$19.12	$17.49	$13.73
Value at end of period	$38.21	$29.90	$32.60	$31.11	$30.08	$29.20	$22.44	$22.05	$19.12	$17.49
Number of accumulation units outstanding at end of period	14	14	14	14	11,855	12,008	22,051	27,828	25,249	16,593

CFI 3

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$36.98	$37.43	$28.59	$26.89	$25.04	$22.21	$16.87	$16.86
Value at end of period	$50.09	$36.98	$37.43	$28.59	$26.89	$25.04	$22.21	$16.87
Number of accumulation units outstanding at end of period	0	0	16,297	17,523	13,614	10,762	8,399	1,963
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$32.26	$38.42	$33.21
Value at end of period	$40.47	$32.26	$38.42
Number of accumulation units outstanding at end of period	371	347	337
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$31.49	$38.37
Value at end of period	$39.75	$31.49
Number of accumulation units outstanding at end of period	38	1,172
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.23	$19.37	$16.84	$15.92	$15.96	$15.14	$13.04	$11.51	$11.89	$11.07
Value at end of period	$21.50	$18.23	$19.37	$16.84	$15.92	$15.96	$15.14	$13.04	$11.51	$11.89
Number of accumulation units outstanding at end of period	0	9,294	0	0	55,775	79,119	99,743	103,960	451,231	406,245
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.34	$21.11	$17.70	$16.68	$16.79	$15.91	$13.24	$11.52	$12.10	$11.23
Value at end of period	$23.52	$19.34	$21.11	$17.70	$16.68	$16.79	$15.91	$13.24	$11.52	$12.10
Number of accumulation units outstanding at end of period	1,600	6,959	1,701	1,676	25,422	23,251	50,982	48,011	256,766	228,410
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.85	$22.14	$18.30	$17.22	$17.40	$16.44	$13.34	$11.56	$12.22	$11.28
Value at end of period	$24.55	$19.85	$22.14	$18.30	$17.22	$17.40	$16.44	$13.34	$11.56	$12.22
Number of accumulation units outstanding at end of period	0	5,388	648	647	15,455	13,467	68,615	62,044	346,169	282,592
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.94	$21.21	$17.45	$16.43	$16.60	$15.64	$12.68	$11.00	$11.61	$9.75
Value at end of period	$23.54	$18.94	$21.21	$17.45	$16.43	$16.60	$15.64	$12.68	$11.00	$11.61
Number of accumulation units outstanding at end of period	0	1,062	0	0	6,717	5,607	2,529	1,073	4,386	484
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.12	$15.62	$14.30	$13.71	$13.73	$13.00	$12.17	$11.10	$11.07	$10.42
Value at end of period	$17.08	$15.12	$15.62	$14.30	$13.71	$13.73	$13.00	$12.17	$11.10	$11.07
Number of accumulation units outstanding at end of period	1,710	4,953	715	205	33,495	1,613	6,786	5,204	22,379	18,485
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$33.46	$39.06	$35.15	$28.33	$28.83	$25.64	$19.52	$16.77	$17.32	$15.85
Value at end of period	$43.72	$33.46	$39.06	$35.15	$28.33	$28.83	$25.64	$19.52	$16.77	$17.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,950	4,062	2,230	2,032
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$36.06	$36.76	$28.67	$27.22	$28.66	$27.47	$19.79	$16.53	$16.17	$12.79
Value at end of period	$49.96	$36.06	$36.76	$28.67	$27.22	$28.66	$27.47	$19.79	$16.53	$16.17
Number of accumulation units outstanding at end of period	432	398	347	291	14,003	12,018	25,549	24,064	23,473	10,884
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$23.26	$25.56	$21.02	$19.39	$18.83	$16.70	$12.39	$11.04	$11.58	$10.33
Value at end of period	$30.95	$23.26	$25.56	$21.02	$19.39	$18.83	$16.70	$12.39	$11.04	$11.58
Number of accumulation units outstanding at end of period	97	97	97	97	97	46	3,171	6,183	4,493	14,743

CFI 4

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$24.41	$27.86	$23.68	$20.10	$21.38	$19.59	$14.51	$12.23	$12.53
Value at end of period	$30.57	$24.41	$27.86	$23.68	$20.10	$21.38	$19.59	$14.51	$12.23
Number of accumulation units outstanding at end of period	28	28	28	28	28	28	16,383	16,476	15,265
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.96	$13.24	$11.97	$10.41	$10.65	$10.45
Value at end of period	$14.33	$11.96	$13.24	$11.97	$10.41	$10.65
Number of accumulation units outstanding at end of period	1,102	976	793	626	1,503	1,790
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.37	$36.86	$32.41	$28.26	$29.15	$25.35	$19.27	$16.06	$15.77	$12.82
Value at end of period	$40.85	$32.37	$36.86	$32.41	$28.26	$29.15	$25.35	$19.27	$16.06	$15.77
Number of accumulation units outstanding at end of period	445	445	682	1,216	10,899	9,489	15,351	17,188	13,554	9,641
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$32.47	$33.63	$27.02	$25.21	$24.79	$22.20	$16.48	$14.22	$14.80	$11.55
Value at end of period	$44.45	$32.47	$33.63	$27.02	$25.21	$24.79	$22.20	$16.48	$14.22	$14.80
Number of accumulation units outstanding at end of period	0	0	0	0	1,449	1,803	2,328	3,697	6,642	4,320
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.14	$35.61	$26.73	$26.40	$23.88	$22.03	$15.86	$13.37	$13.55	$11.62
Value at end of period	$45.85	$35.14	$35.61	$26.73	$26.40	$23.88	$22.03	$15.86	$13.37	$13.55
Number of accumulation units outstanding at end of period	1,687	3,575	1,286	1,057	8,409	9,068	13,915	16,243	11,904	11,336

TABLE 2
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.05%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.15	$19.30	$16.78	$15.87	$15.92	$15.11	$13.02	$12.61
Value at end of period	$21.39	$18.15	$19.30	$16.78	$15.87	$15.92	$15.11	$13.02
Number of accumulation units outstanding at end of period	0	0	0	2,081	1,710	1,388	1,020	613

TABLE 3
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.10%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$24.40	$25.19	$21.91	$20.27	$20.02	$18.47	$15.24	$13.40	$12.96	$11.52
Value at end of period	$28.95	$24.40	$25.19	$21.91	$20.27	$20.02	$18.47	$15.24	$13.40	$12.96
Number of accumulation units outstanding at end of period	58	0	0	0	0	0	0	0	0	152
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$23.25	$27.53	$21.15	$21.09	$21.35	$22.01	$18.39	$15.49	$18.00	$16.51
Value at end of period	$29.40	$23.25	$27.53	$21.15	$21.09	$21.35	$22.01	$18.39	$15.49	$18.00
Number of accumulation units outstanding at end of period	0	0	0	844	4	235	0	1,585	1,466	1,118

CFI 5

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$19.70	$21.19	$17.26	$15.40	$14.96	$13.80	$10.54	$9.03	$9.25	$8.01
Value at end of period	$25.03	$19.70	$21.19	$17.26	$15.40	$14.96	$13.80	$10.54	$9.03	$9.25
Number of accumulation units outstanding at end of period	0	0	0	2,359	0	19,545	0	1,797	1,592	947
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$31.20	$32.28	$25.71	$23.80	$22.68	$20.84	$15.64	$13.02	$13.74	$12.29
Value at end of period	$39.81	$31.20	$32.28	$25.71	$23.80	$22.68	$20.84	$15.64	$13.02	$13.74
Number of accumulation units outstanding at end of period	0	0	0	6,359	0	0	0	3,884	3,150	2,089
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during December 2014)
Value at beginning of period	$23.63	$25.02	$22.17	$20.14	$20.55	$20.70
Value at end of period	$27.96	$23.63	$25.02	$22.17	$20.14	$20.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	140
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during December 2014)
Value at beginning of period	$16.88	$18.97	$16.25	$14.15	$14.46	$14.35
Value at end of period	$21.96	$16.88	$18.97	$16.25	$14.15	$14.46
Number of accumulation units outstanding at end of period	0	0	0	0	31	1,561
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2018)
Value at beginning of period	$31.03	$34.66
Value at end of period	$40.63	$31.03
Number of accumulation units outstanding at end of period	541	541
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during December 2014)
Value at beginning of period	$26.41	$29.78	$27.27	$24.32	$25.31	$25.44
Value at end of period	$32.74	$26.41	$29.78	$27.27	$24.32	$25.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,826
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$32.20
Value at end of period	$37.03
Number of accumulation units outstanding at end of period	9
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during June 2018)
Value at beginning of period	$27.48	$30.95
Value at end of period	$36.11	$27.48
Number of accumulation units outstanding at end of period	612	612
LORD ABBETT MID CAP STOCK FUND (CLASS A)
Value at beginning of period	$24.98
Value at end of period	$27.43
Number of accumulation units outstanding at end of period	10
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$22.44
Value at end of period	$24.28
Number of accumulation units outstanding at end of period	16,686
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$31.09	$35.00	$31.54	$25.52	$26.58	$24.18	$18.49	$15.55	$16.44	$14.20
Value at end of period	$36.96	$31.09	$35.00	$31.54	$25.52	$26.58	$24.18	$18.49	$15.55	$16.44
Number of accumulation units outstanding at end of period	0	0	0	4,657	0	0	0	2,252	1,706	1,062
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$11.26	$12.32
Value at end of period	$13.68	$11.26
Number of accumulation units outstanding at end of period	342	342

CFI 6

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$25.20	$27.53
Value at end of period	$32.61	$25.20
Number of accumulation units outstanding at end of period	673	662
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$17.89	$18.91	$16.55	$15.24
Value at end of period	$21.13	$17.89	$18.91	$16.55
Number of accumulation units outstanding at end of period	0	0	0	13,530
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.41	$20.93	$17.73	$16.49	$16.80	$15.90	$13.08	$11.38	$11.79	$11.10
Value at end of period	$23.68	$19.41	$20.93	$17.73	$16.49	$16.80	$15.90	$13.08	$11.38	$11.79
Number of accumulation units outstanding at end of period	0	0	0	5,591	0	0	0	2,644	1,939	1,219
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$20.07	$21.96	$18.32	$17.00	$17.36	$16.40	$13.26	$11.47	$12.00	$11.24
Value at end of period	$24.93	$20.07	$21.96	$18.32	$17.00	$17.36	$16.40	$13.26	$11.47	$12.00
Number of accumulation units outstanding at end of period	0	0	0	14,180	0	0	0	6,483	4,986	3,151
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$19.39	$21.28	$17.67	$15.98
Value at end of period	$24.15	$19.39	$21.28	$17.67
Number of accumulation units outstanding at end of period	0	0	0	4,674
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2016)
Value at beginning of period	$14.78	$15.32	$14.08	$13.36
Value at end of period	$16.64	$14.78	$15.32	$14.08
Number of accumulation units outstanding at end of period	0	0	0	297
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2018)
Value at beginning of period	$25.21	$27.16
Value at end of period	$33.35	$25.21
Number of accumulation units outstanding at end of period	749	749
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$29.45	$32.15	$30.71	$29.72	$28.89	$22.21	$21.85	$18.97	$17.37	$13.65
Value at end of period	$37.61	$29.45	$32.15	$30.71	$29.72	$28.89	$22.21	$21.85	$18.97	$17.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	250
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.07	$19.22	$16.72	$15.83	$15.88	$15.08	$13.00	$11.49	$11.88	$11.07
Value at end of period	$21.29	$18.07	$19.22	$16.72	$15.83	$15.88	$15.08	$13.00	$11.49	$11.88
Number of accumulation units outstanding at end of period	17,675	15,632	0	0	0	0	0	0	196	858
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2019)
Value at beginning of period	$21.30
Value at end of period	$23.29
Number of accumulation units outstanding at end of period	15
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.68	$21.97	$18.17	$17.11	$17.32	$16.37	$13.30	$11.54	$12.21	$11.28
Value at end of period	$24.31	$19.68	$21.97	$18.17	$17.11	$17.32	$16.37	$13.30	$11.54	$12.21
Number of accumulation units outstanding at end of period	797	0	0	0	0	0	0	0	0	363

CFI 7

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2019)
Value at beginning of period	$20.98
Value at end of period	$23.32
Number of accumulation units outstanding at end of period	1,041
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2018)
Value at beginning of period	$14.98	$15.42
Value at end of period	$16.91	$14.98
Number of accumulation units outstanding at end of period	9,230	4,321
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$35.53	$36.25	$28.31	$26.90	$28.35	$27.67
Value at end of period	$49.17	$35.53	$36.25	$28.31	$26.90	$28.35
Number of accumulation units outstanding at end of period	0	0	0	0	39	886
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$24.58	$29.37
Value at end of period	$32.28	$24.58
Number of accumulation units outstanding at end of period	394	394
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$31.89	$36.35	$32.00	$27.93	$28.83	$28.16
Value at end of period	$40.21	$31.89	$36.35	$32.00	$27.93	$28.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	9,529
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2014)
Value at beginning of period	$34.62	$35.12	$26.38	$26.08	$23.62	$23.64
Value at end of period	$45.13	$34.62	$35.12	$26.38	$26.08	$23.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	10,410

TABLE 4
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.15%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$24.22	$25.01	$21.77	$20.15	$19.91	$18.38	$15.17	$13.34	$12.91	$11.48
Value at end of period	$28.72	$24.22	$25.01	$21.77	$20.15	$19.91	$18.38	$15.17	$13.34	$12.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	9,383
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$23.08	$27.34	$21.01	$20.96	$21.23	$21.90	$18.31	$15.43	$17.93	$16.47
Value at end of period	$29.17	$23.08	$27.34	$21.01	$20.96	$21.23	$21.90	$18.31	$15.43	$17.93
Number of accumulation units outstanding at end of period	0	0	0	100	0	0	237	237	3,645	28,770
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during November 2010)
Value at beginning of period	$19.60	$21.09	$17.18	$15.34	$14.91	$13.76	$10.51	$9.02	$9.23	$8.62
Value at end of period	$24.88	$19.60	$21.09	$17.18	$15.34	$14.91	$13.76	$10.51	$9.02	$9.23
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15,788	855	7,534	8,673

CFI 8

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$29.63	$31.62	$24.65	$24.33	$23.20	$22.59	$17.90	$14.89	$16.19	$14.44
Value at end of period	$38.35	$29.63	$31.62	$24.65	$24.33	$23.20	$22.59	$17.90	$14.89	$16.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	15,459
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$30.97	$32.06	$25.54	$23.66	$22.56	$20.74	$15.57	$12.97	$13.70	$12.25
Value at end of period	$39.50	$30.97	$32.06	$25.54	$23.66	$22.56	$20.74	$15.57	$12.97	$13.70
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	29,243
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2010)
Value at beginning of period	$23.45	$24.84	$22.03	$20.03	$20.43	$18.95	$16.11	$14.46	$13.77	$13.22
Value at end of period	$27.74	$23.45	$24.84	$22.03	$20.03	$20.43	$18.95	$16.11	$14.46	$13.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,791	4,499	4,159	4,235
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during November 2010)
Value at beginning of period	$16.79	$18.88	$16.18	$14.10	$14.41	$12.91	$9.86	$8.60	$9.12	$8.44
Value at end of period	$21.83	$16.79	$18.88	$16.18	$14.10	$14.41	$12.91	$9.86	$8.60	$9.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,648	3,485	3,285	5,954
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during June 2011)
Value at beginning of period	$26.21	$29.58	$27.10	$24.17	$25.17	$24.06	$19.27	$17.07	$18.35
Value at end of period	$32.48	$26.21	$29.58	$27.10	$24.17	$25.17	$24.06	$19.27	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	154	100	35
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2014)
Value at beginning of period	$14.00	$14.33	$13.13	$12.40	$13.00	$13.31
Value at end of period	$15.04	$14.00	$14.33	$13.13	$12.40	$13.00
Number of accumulation units outstanding at end of period	0	0	0	4,923	5,253	4,980
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.23	$12.34	$9.99	$9.44	$10.04
Value at end of period	$13.65	$11.23	$12.34	$9.99	$9.44
Number of accumulation units outstanding at end of period	2,236	1,805	1,347	1,341	136
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.41	$17.79	$16.27
Value at end of period	$21.16	$16.41	$17.79
Number of accumulation units outstanding at end of period	95	85	85
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$29.23	$31.93	$30.52	$29.55	$28.73	$22.10	$21.75	$18.89	$17.31	$13.60
Value at end of period	$37.31	$29.23	$31.93	$30.52	$29.55	$28.73	$22.10	$21.75	$18.89	$17.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	8,436
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.99	$19.14	$16.66	$15.78	$15.84	$15.05	$12.99	$11.48	$11.88	$11.07
Value at end of period	$21.18	$17.99	$19.14	$16.66	$15.78	$15.84	$15.05	$12.99	$11.48	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	6,456
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.08	$20.86	$17.52	$16.54	$16.66	$15.82	$13.18	$11.48	$12.08	$11.22
Value at end of period	$23.17	$19.08	$20.86	$17.52	$16.54	$16.66	$15.82	$13.18	$11.48	$12.08
Number of accumulation units outstanding at end of period	0	0	0	88	88	88	88	0	0	2,456

CFI 9

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.59	$21.88	$18.11	$17.06	$17.28	$16.34	$13.28	$11.53	$12.20	$11.27
Value at end of period	$24.19	$19.59	$21.88	$18.11	$17.06	$17.28	$16.34	$13.28	$11.53	$12.20
Number of accumulation units outstanding at end of period	0	0	0	19	19	19	19	0	0	14,135
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.92	$15.43	$14.15	$13.59	$13.63	$12.92	$12.11	$11.07	$11.05	$10.51
Value at end of period	$16.82	$14.92	$15.43	$14.15	$13.59	$13.63	$12.92	$12.11	$11.07	$11.05
Number of accumulation units outstanding at end of period	0	0	0	4,503	4,591	0	0	0	0	547
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$19.96	$21.83	$21.20
Value at end of period	$24.44	$19.96	$21.83
Number of accumulation units outstanding at end of period	1,630	1,159	200
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.27	$36.00	$28.12	$26.74	$28.20	$27.07	$19.52	$16.34	$16.01	$12.67
Value at end of period	$48.78	$35.27	$36.00	$28.12	$26.74	$28.20	$27.07	$19.52	$16.34	$16.01
Number of accumulation units outstanding at end of period	63	63	63	320	268	244	970	710	2,747	15,654
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2016)
Value at beginning of period	$18.77	$22.86	$20.64	$16.33
Value at end of period	$22.53	$18.77	$22.86	$20.64
Number of accumulation units outstanding at end of period	0	0	0	39
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.87	$27.29	$23.22	$19.75	$21.03	$19.30	$14.32	$12.08	$12.36	$10.75
Value at end of period	$29.85	$23.87	$27.29	$23.22	$19.75	$21.03	$19.30	$14.32	$12.08	$12.36
Number of accumulation units outstanding at end of period	2,225	2,262	5,265	4,882	4,565	5,502	5,020	0	0	13,819
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.88	$13.17	$11.92	$10.38	$10.64	$10.44
Value at end of period	$14.21	$11.88	$13.17	$11.92	$10.38	$10.64
Number of accumulation units outstanding at end of period	1,277	10,887	10,168	10,448	7,725	7,103
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$31.65	$36.10	$31.79	$27.76	$28.67	$24.97	$19.01	$15.87	$15.61	$14.70
Value at end of period	$39.89	$31.65	$36.10	$31.79	$27.76	$28.67	$24.97	$19.01	$15.87	$15.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	8,195	0	0	683
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$28.60	$29.60	$23.75	$22.15	$21.74	$19.47	$15.44
Value at end of period	$39.18	$28.60	$29.60	$23.75	$22.15	$21.74	$19.47
Number of accumulation units outstanding at end of period	1,387	1,279	2,097	1,921	2,465	2,290	2,077
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$34.36	$34.88	$26.21	$25.93	$23.49	$21.70	$15.65	$13.21	$13.41	$12.85
Value at end of period	$44.77	$34.36	$34.88	$26.21	$25.93	$23.49	$21.70	$15.65	$13.21	$13.41
Number of accumulation units outstanding at end of period	2,410	2,022	1,790	2,172	1,913	2,850	12,404	0	2,464	3,614

CFI 10

Condensed Financial Information (continued)

TABLE 5
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.20%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2018)
Value at beginning of period	$29.71	$34.05
Value at end of period	$39.35	$29.71
Number of accumulation units outstanding at end of period	0	947
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2018)
Value at beginning of period	$25.21	$27.91
Value at end of period	$31.44	$25.21
Number of accumulation units outstanding at end of period	0	948
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$12.49	$12.63
Value at end of period	$13.40	$12.49
Number of accumulation units outstanding at end of period	0	1,511
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$24.04	$24.84	$21.63	$20.03	$19.80	$19.47
Value at end of period	$28.49	$24.04	$24.84	$21.63	$20.03	$19.80
Number of accumulation units outstanding at end of period	16	16	16	16	1,471	1,916
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$22.07	$24.73	$19.94	$18.82	$19.34	$18.69	$15.04	$12.69	$13.80	$12.29
Value at end of period	$27.52	$22.07	$24.73	$19.94	$18.82	$19.34	$18.69	$15.04	$12.69	$13.80
Number of accumulation units outstanding at end of period	0	21	21	21	21	21	21	21	21	36
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$22.90	$27.15	$20.88	$20.84	$21.12	$21.79	$18.23	$15.36	$17.87	$16.42
Value at end of period	$28.94	$22.90	$27.15	$20.88	$20.84	$21.12	$21.79	$18.23	$15.36	$17.87
Number of accumulation units outstanding at end of period	79	645	141	176	23,589	41,007	10,836	11,568	93	149
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49	$10.18
Value at end of period	$24.74	$19.49	$20.99	$17.11	$15.29	$14.87	$13.72	$10.49
Number of accumulation units outstanding at end of period	0	12	12	24	28	22,238	15,678	12,297
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during November 2014)
Value at beginning of period	$29.41	$31.40	$24.50	$24.18	$23.08	$22.81
Value at end of period	$38.04	$29.41	$31.40	$24.50	$24.18	$23.08
Number of accumulation units outstanding at end of period	22	22	22	22	10,091	12,208
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$30.74	$31.84	$25.38	$23.52	$22.44	$20.64	$15.50	$12.92	$13.65	$12.08
Value at end of period	$39.18	$30.74	$31.84	$25.38	$23.52	$22.44	$20.64	$15.50	$12.92	$13.65
Number of accumulation units outstanding at end of period	59	65	62	70	17,749	39,987	12,386	11,068	0	16

CFI 11

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$23.28	$24.67	$21.89	$19.91	$20.32	$18.85	$16.04	$14.40	$13.72	$12.19
Value at end of period	$27.52	$23.28	$24.67	$21.89	$19.91	$20.32	$18.85	$16.04	$14.40	$13.72
Number of accumulation units outstanding at end of period	10	10	10	10	15,672	13,460	0	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2010)
Value at beginning of period	$23.78	$25.63	$22.43	$20.57	$20.89	$18.91	$14.69	$12.74	$13.40	$12.14
Value at end of period	$30.73	$23.78	$25.63	$22.43	$20.57	$20.89	$18.91	$14.69	$12.74	$13.40
Number of accumulation units outstanding at end of period	0	35	35	35	35	35	35	35	35	35
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during October 2012)
Value at beginning of period	$26.02	$29.37	$26.93	$24.03	$25.03	$23.94	$19.19	$18.78
Value at end of period	$32.22	$26.02	$29.37	$26.93	$24.03	$25.03	$23.94	$19.19
Number of accumulation units outstanding at end of period	0	3	3	3	3	6,500	5,816	7,031
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$19.85	$21.67
Value at end of period	$23.89	$19.85
Number of accumulation units outstanding at end of period	0	603
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.21	$12.32	$9.98	$9.43	$10.04
Value at end of period	$13.61	$11.21	$12.32	$9.98	$9.43
Number of accumulation units outstanding at end of period	79	3,475	73	74	359
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during October 2018)
Value at beginning of period	$16.11	$15.82
Value at end of period	$16.91	$16.11
Number of accumulation units outstanding at end of period	0	407
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.73	$18.76	$16.43	$15.43	$15.71	$14.92	$12.79	$11.36	$11.58	$10.95
Value at end of period	$20.92	$17.73	$18.76	$16.43	$15.43	$15.71	$14.92	$12.79	$11.36	$11.58
Number of accumulation units outstanding at end of period	76	76	76	76	76	76	76	76	76	162
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.24	$20.76	$17.61	$16.39	$16.72	$15.84	$13.04	$11.36	$11.78	$11.09
Value at end of period	$23.44	$19.24	$20.76	$17.61	$16.39	$16.72	$15.84	$13.04	$11.36	$11.78
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	712
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.89	$21.79	$18.20	$16.90	$17.28	$16.34	$13.22	$11.45	$11.99	$11.24
Value at end of period	$24.68	$19.89	$21.79	$18.20	$16.90	$17.28	$16.34	$13.22	$11.45	$11.99
Number of accumulation units outstanding at end of period	0	0	274	274	274	274	274	274	496	496
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.65	$15.19	$13.98	$13.37	$13.66
Value at end of period	$16.48	$14.65	$15.19	$13.98	$13.37
Number of accumulation units outstanding at end of period	0	0	0	0	0
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.87	$17.01	$16.31	$15.75	$15.73	$14.80	$14.95	$13.76	$12.79	$11.69
Value at end of period	$18.45	$16.87	$17.01	$16.31	$15.75	$15.73	$14.80	$14.95	$13.76	$12.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 12

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$10.06	$11.51
Value at end of period	$12.16	$10.06
Number of accumulation units outstanding at end of period	0	556
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$25.01	$25.50	$19.74	$19.08	$18.02	$16.90
Value at end of period	$33.05	$25.01	$25.50	$19.74	$19.08	$18.02
Number of accumulation units outstanding at end of period	60	537	163	138	103	17,164
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.36	$17.75	$16.23
Value at end of period	$21.09	$16.36	$17.75
Number of accumulation units outstanding at end of period	122	2,001	112
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$23.28	$29.93	$22.23	$22.44	$20.82	$22.22	$17.33	$14.45	$17.58	$14.14
Value at end of period	$28.88	$23.28	$29.93	$22.23	$22.44	$20.82	$22.22	$17.33	$14.45	$17.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during November 2014)
Value at beginning of period	$29.02	$31.71	$30.32	$29.37	$28.57	$27.61
Value at end of period	$37.01	$29.02	$31.71	$30.32	$29.37	$28.57
Number of accumulation units outstanding at end of period	3	3	3	3	5,321	6,679
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$36.27	$43.37
Value at end of period	$49.03	$36.27
Number of accumulation units outstanding at end of period	0	679
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.43	$24.08
Value at end of period	$26.43	$20.43
Number of accumulation units outstanding at end of period	0	161
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.34	$25.19
Value at end of period	$25.34	$20.34
Number of accumulation units outstanding at end of period	0	402
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2012)
Value at beginning of period	$30.57	$36.39	$32.77	$26.37	$26.64	$25.05	$18.22	$17.49
Value at end of period	$38.50	$30.57	$36.39	$32.77	$26.37	$26.64	$25.05	$18.22
Number of accumulation units outstanding at end of period	0	2	2	38	38	5,360	3,264	2,726
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.91	$19.07	$16.60	$15.73	$15.80	$15.02	$12.97	$12.66
Value at end of period	$21.08	$17.91	$19.07	$16.60	$15.73	$15.80	$15.02	$12.97
Number of accumulation units outstanding at end of period	30	30	30	59	959	9,256	7,586	6,509
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.99	$20.78	$17.46	$16.49	$16.62	$15.79	$13.17	$12.80
Value at end of period	$23.06	$18.99	$20.78	$17.46	$16.49	$16.62	$15.79	$13.17
Number of accumulation units outstanding at end of period	1,346	555	494	4	2,294	19,926	16,438	14,384

CFI 13

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.50	$21.80	$18.05	$17.01	$17.23	$16.31	$13.26	$12.85
Value at end of period	$24.07	$19.50	$21.80	$18.05	$17.01	$17.23	$16.31	$13.26
Number of accumulation units outstanding at end of period	164	513	472	0	885	2,841	1,273	838
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$18.62	$20.89	$17.22	$16.24	$16.44	$15.53	$12.61	$12.23
Value at end of period	$23.09	$18.62	$20.89	$17.22	$16.24	$16.44	$15.53	$12.61
Number of accumulation units outstanding at end of period	46	46	46	1	251	2,612	901	302
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$14.85	$15.37	$14.10	$13.55	$13.59	$12.90	$12.09	$11.98
Value at end of period	$16.74	$14.85	$15.37	$14.10	$13.55	$13.59	$12.90	$12.09
Number of accumulation units outstanding at end of period	3	3	3	267	16,890	24,466	3,144	2,377
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$32.47	$37.99	$34.25	$27.67	$28.21	$25.13	$19.17	$16.51	$17.08	$14.25
Value at end of period	$42.35	$32.47	$37.99	$34.25	$27.67	$28.21	$25.13	$19.17	$16.51	$17.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.01	$35.75	$27.94	$26.58	$28.05	$26.93	$19.44	$16.27	$15.95	$12.64
Value at end of period	$48.39	$35.01	$35.75	$27.94	$26.58	$28.05	$26.93	$19.44	$16.27	$15.95
Number of accumulation units outstanding at end of period	0	0	0	0	2,046	1,711	0	0	0	0
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$18.39	$19.75
Value at end of period	$23.49	$18.39
Number of accumulation units outstanding at end of period	0	109
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$22.58	$24.86	$20.49	$18.94	$18.43	$16.37	$12.17	$10.86	$11.42	$10.21
Value at end of period	$29.98	$22.58	$24.86	$20.49	$18.94	$18.43	$16.37	$12.17	$10.86	$11.42
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$16.23	$17.33
Value at end of period	$21.31	$16.23
Number of accumulation units outstanding at end of period	0	2,674
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$34.11	$34.64	$26.05	$25.78	$23.36	$21.59	$15.58	$13.16	$13.36	$11.48
Value at end of period	$44.41	$34.11	$34.64	$26.05	$25.78	$23.36	$21.59	$15.58	$13.16	$13.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 14

Condensed Financial Information (continued)

TABLE 6
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.25%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$19.39	$20.89	$17.03	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21	$8.12
Value at end of period	$24.60	$19.39	$20.89	$17.03	$15.23	$14.82	$13.68	$10.46	$8.98	$9.21
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	12,234	9,132
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$16.62	$18.70	$16.04	$13.99	$14.31	$12.83	$9.81	$8.57	$9.09	$7.85
Value at end of period	$21.58	$16.62	$18.70	$16.04	$13.99	$14.31	$12.83	$9.81	$8.57	$9.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$23.67	$25.52	$22.35	$20.50	$20.83	$18.87	$14.66	$13.74
Value at end of period	$30.57	$23.67	$25.52	$22.35	$20.50	$20.83	$18.87	$14.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,609	2,851
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during November 2017)
Value at beginning of period	$30.35	$32.63	$31.90
Value at end of period	$39.67	$30.35	$32.63
Number of accumulation units outstanding at end of period	0	0	2,344
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$25.83	$29.17	$26.75	$23.88	$24.90	$23.82	$19.10	$16.93	$17.53	$15.86
Value at end of period	$31.97	$25.83	$29.17	$26.75	$23.88	$24.90	$23.82	$19.10	$16.93	$17.53
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	6,364	5,474
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$13.83	$14.18	$13.00	$12.29	$12.91	$12.92	$13.53	$12.60	$12.43
Value at end of period	$14.85	$13.83	$14.18	$13.00	$12.29	$12.91	$12.92	$13.53	$12.60
Number of accumulation units outstanding at end of period	6,213	0	3,258	0	7,399	6,711	5,794	5,359	5,187
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$10.85	$10.77	$10.76
Value at end of period	$10.98	$10.85	$10.77
Number of accumulation units outstanding at end of period	0	0	169
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2017)
Value at beginning of period	$20.38	$21.13	$20.93
Value at end of period	$23.40	$20.38	$21.13
Number of accumulation units outstanding at end of period	0	1,341	1,747
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2016)
Value at beginning of period	$24.91	$25.41	$19.68	$19.76
Value at end of period	$32.90	$24.91	$25.41	$19.68
Number of accumulation units outstanding at end of period	2,792	2,776	1,524	369
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.83	$18.99	$16.55	$15.69	$15.76	$14.99	$12.95	$11.45	$11.87	$11.06
Value at end of period	$20.98	$17.83	$18.99	$16.55	$15.69	$15.76	$14.99	$12.95	$11.45	$11.87
Number of accumulation units outstanding at end of period	2,019	1,477	0	0	0	455	142	65	7,411	5,774

CFI 15

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.91	$20.70	$17.40	$16.44	$16.58	$15.76	$13.15	$11.46	$12.07	$11.22
Value at end of period	$22.94	$18.91	$20.70	$17.40	$16.44	$16.58	$15.76	$13.15	$11.46	$12.07
Number of accumulation units outstanding at end of period	1,159	885	617	345	113	0	2,164	1,620	13,415	10,986
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.42	$21.71	$17.98	$16.96	$17.19	$16.28	$13.24	$11.50	$12.19	$11.27
Value at end of period	$23.95	$19.42	$21.71	$17.98	$16.96	$17.19	$16.28	$13.24	$11.50	$12.19
Number of accumulation units outstanding at end of period	2,185	1,622	1,078	2,608	3,055	2,219	2,521	1,524	1,027	699
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$18.54	$20.81	$17.16	$16.20	$16.41	$15.50	$12.59	$10.95	$11.45
Value at end of period	$22.98	$18.54	$20.81	$17.16	$16.20	$16.41	$15.50	$12.59	$10.95
Number of accumulation units outstanding at end of period	4,117	3,442	2,778	2,541	1,553	745	218	15	48
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.78	$15.31	$14.05	$13.51	$13.56	$12.87	$12.08	$11.04	$11.04	$10.51
Value at end of period	$16.66	$14.78	$15.31	$14.05	$13.51	$13.56	$12.87	$12.08	$11.04	$11.04
Number of accumulation units outstanding at end of period	0	0	2,972	0	0	0	21,874	21,202	23,282	35,516
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$32.23	$37.72	$34.03	$27.50	$28.06	$25.01	$19.09	$16.44	$17.02	$13.99
Value at end of period	$42.01	$32.23	$37.72	$34.03	$27.50	$28.06	$25.01	$19.09	$16.44	$17.02
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$18.54	$22.60	$22.06
Value at end of period	$22.23	$18.54	$22.60
Number of accumulation units outstanding at end of period	0	0	115
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$31.18	$35.60	$31.38	$27.43	$28.36	$26.00
Value at end of period	$39.26	$31.18	$35.60	$31.38	$27.43	$28.36
Number of accumulation units outstanding at end of period	0	0	0	0	0	454
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2016)
Value at beginning of period	$31.29	$32.48	$26.17	$26.27
Value at end of period	$42.72	$31.29	$32.48	$26.17
Number of accumulation units outstanding at end of period	4,541	4,750	2,919	2,239
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$23.82	$26.36	$25.51
Value at end of period	$30.01	$23.82	$26.36
Number of accumulation units outstanding at end of period	0	0	416
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2011)
Value at beginning of period	$33.86	$34.40	$25.88	$25.62	$23.24	$21.49	$15.51	$13.11	$12.10
Value at end of period	$44.06	$33.86	$34.40	$25.88	$25.62	$23.24	$21.49	$15.51	$13.11
Number of accumulation units outstanding at end of period	11,886	13,169	13,970	13,403	15,261	15,966	14,977	13,622	10,469

CFI 16

Condensed Financial Information (continued)

		TABLE 7
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.30%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$34.61
Value at end of period	$38.94
Number of accumulation units outstanding at end of period	469
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$27.23
Value at end of period	$31.11
Number of accumulation units outstanding at end of period	958
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.26
Value at end of period	$13.26
Number of accumulation units outstanding at end of period	8,751
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$21.86	$24.52	$19.78	$18.69	$19.23	$18.60	$14.99	$13.56
Value at end of period	$27.23	$21.86	$24.52	$19.78	$18.69	$19.23	$18.60	$14.99
Number of accumulation units outstanding at end of period	12,076	4,685	7,267	7,679	7,568	7,366	6,565	7,150
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$22.57	$26.78	$20.61	$20.59	$20.89	$21.58	$18.07	$16.52
Value at end of period	$28.48	$22.57	$26.78	$20.61	$20.59	$20.89	$21.58	$18.07
Number of accumulation units outstanding at end of period	4,075	4,269	5,317	20,068	5,921	7,270	4,589	4,431
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during August 2019)
Value at beginning of period	$21.50
Value at end of period	$24.45
Number of accumulation units outstanding at end of period	13,286
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$28.97	$30.97	$24.18	$23.90	$22.83	$22.23
Value at end of period	$37.44	$28.97	$30.97	$24.18	$23.90	$22.83
Number of accumulation units outstanding at end of period	0	0	0	0	418	1,073
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$30.29	$31.40	$25.05	$23.24	$22.19	$20.43	$15.36	$14.00
Value at end of period	$38.56	$30.29	$31.40	$25.05	$23.24	$22.19	$20.43	$15.36
Number of accumulation units outstanding at end of period	9,245	13,494	15,050	36,039	19,513	20,586	17,067	15,986
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$22.93	$24.33	$21.60	$19.67	$20.10	$18.67	$15.90	$14.70
Value at end of period	$27.09	$22.93	$24.33	$21.60	$19.67	$20.10	$18.67	$15.90
Number of accumulation units outstanding at end of period	2,055	2,618	4,569	4,962	5,152	5,255	7,173	6,731

CFI 17

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$24.16
Value at end of period	$26.99
Number of accumulation units outstanding at end of period	566
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during November 2019)
Value at beginning of period	$25.11
Value at end of period	$25.96
Number of accumulation units outstanding at end of period	16
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$21.75
Value at end of period	$23.52
Number of accumulation units outstanding at end of period	613
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
Value at beginning of period	$14.82
Value at end of period	$15.19
Number of accumulation units outstanding at end of period	5,682
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during June 2017)
Value at beginning of period	$17.67	$20.89	$19.86
Value at end of period	$19.77	$17.67	$20.89
Number of accumulation units outstanding at end of period	305	182	89
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$12.35
Value at end of period	$13.55
Number of accumulation units outstanding at end of period	11,368
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$24.69
Value at end of period	$26.55
Number of accumulation units outstanding at end of period	1,934
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$16.55
Value at end of period	$16.64
Number of accumulation units outstanding at end of period	405
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.58	$18.61	$16.32	$15.34	$15.64	$14.95
Value at end of period	$20.72	$17.58	$18.61	$16.32	$15.34	$15.64
Number of accumulation units outstanding at end of period	2,341	0	3,052	0	0	30,822
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.71	$21.61	$18.07	$16.80	$17.19	$16.27
Value at end of period	$24.44	$19.71	$21.61	$18.07	$16.80	$17.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	315
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$19.06	$20.95	$17.44	$16.24	$16.63	$15.93
Value at end of period	$23.69	$19.06	$20.95	$17.44	$16.24	$16.63
Number of accumulation units outstanding at end of period	0	0	0	0	0	298

CFI 18

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$14.52	$15.07	$13.89	$13.29	$13.50	$13.15
Value at end of period	$16.31	$14.52	$15.07	$13.89	$13.29	$13.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	91
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.62	$16.77	$16.10	$15.56	$15.56	$14.91
Value at end of period	$18.16	$16.62	$16.77	$16.10	$15.56	$15.56
Number of accumulation units outstanding at end of period	0	0	0	0	684	648
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.75
Value at end of period	$12.02
Number of accumulation units outstanding at end of period	10,467
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$29.41
Value at end of period	$32.75
Number of accumulation units outstanding at end of period	6,059
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$19.20
Value at end of period	$20.94
Number of accumulation units outstanding at end of period	10,869
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$42.45
Value at end of period	$48.52
Number of accumulation units outstanding at end of period	664
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$23.76
Value at end of period	$26.12
Number of accumulation units outstanding at end of period	162
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$22.48
Value at end of period	$25.05
Number of accumulation units outstanding at end of period	404
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$30.11	$35.89	$32.35	$26.06	$26.35	$24.50
Value at end of period	$37.89	$30.11	$35.89	$32.35	$26.06	$26.35
Number of accumulation units outstanding at end of period	0	0	0	0	220	2,826
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.75	$18.92	$16.49	$15.64	$15.72	$15.03
Value at end of period	$20.87	$17.75	$18.92	$16.49	$15.64	$15.72
Number of accumulation units outstanding at end of period	0	0	0	3,688	8,625	7,914
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.83	$20.62	$17.34	$16.39	$16.54	$15.72
Value at end of period	$22.83	$18.83	$20.62	$17.34	$16.39	$16.54
Number of accumulation units outstanding at end of period	0	0	0	17,026	2,305	3,102

CFI 19

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$19.33	$21.62	$17.92	$16.91	$17.15	$16.25	$13.22	$11.89
Value at end of period	$23.84	$19.33	$21.62	$17.92	$16.91	$17.15	$16.25	$13.22
Number of accumulation units outstanding at end of period	0	0	0	85,046	1,306	1,276	0	28
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2012)
Value at beginning of period	$14.72	$15.25	$14.00	$13.47	$13.53	$12.85	$12.06	$11.44
Value at end of period	$16.58	$14.72	$15.25	$14.00	$13.47	$13.53	$12.85	$12.06
Number of accumulation units outstanding at end of period	2,802	2,802	2,803	7,513	4,983	1,487	1,653	2,308
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$19.66
Value at end of period	$20.69
Number of accumulation units outstanding at end of period	694
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.72
Value at end of period	$23.86
Number of accumulation units outstanding at end of period	906
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.81
Value at end of period	$22.42
Number of accumulation units outstanding at end of period	173
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$31.99	$37.46	$33.81	$27.34	$27.91	$24.89	$22.75
Value at end of period	$41.68	$31.99	$37.46	$33.81	$27.34	$27.91	$24.89
Number of accumulation units outstanding at end of period	1,864	2,310	2,802	10,994	3,298	1,780	500
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$34.49	$35.26	$27.58	$26.27	$27.74	$26.52
Value at end of period	$47.63	$34.49	$35.26	$27.58	$26.27	$27.74
Number of accumulation units outstanding at end of period	0	0	0	1,656	65	1,528
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.14
Value at end of period	$14.09
Number of accumulation units outstanding at end of period	11,336
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.48
Value at end of period	$21.03
Number of accumulation units outstanding at end of period	1,433
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$30.95	$35.36	$31.18	$27.27	$28.21	$24.60	$20.16
Value at end of period	$38.95	$30.95	$35.36	$31.18	$27.27	$28.21	$24.60
Number of accumulation units outstanding at end of period	1,078	1,238	1,390	1,536	1,890	3,674	1,799
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.73
Value at end of period	$29.77
Number of accumulation units outstanding at end of period	13,215

CFI 20

Condensed Financial Information (continued)

TABLE 8
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$23.51	$24.33	$21.22	$19.67	$19.48	$18.02	$14.90	$13.14	$12.74	$11.35
Value at end of period	$27.82	$23.51	$24.33	$21.22	$19.67	$19.48	$18.02	$14.90	$13.14	$12.74
Number of accumulation units outstanding at end of period	13,525	34,167	32,585	36,759	74,238	71,569	68,654	35,310	44,233	5,760
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$21.75	$24.41	$19.71	$18.63	$19.17	$18.56	$14.96	$13.50
Value at end of period	$27.08	$21.75	$24.41	$19.71	$18.63	$19.17	$18.56	$14.96
Number of accumulation units outstanding at end of period	6	11	6	11,392	3,192	2,454	0	1
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$22.40	$26.59	$20.48	$20.47	$20.77	$21.47	$17.99	$15.18	$17.69	$16.27
Value at end of period	$28.26	$22.40	$26.59	$20.48	$20.47	$20.77	$21.47	$17.99	$15.18	$17.69
Number of accumulation units outstanding at end of period	8,648	25,127	28,284	49,016	59,206	71,182	84,165	132,244	106,249	106,406
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during October 2010)
Value at beginning of period	$19.18	$20.69	$16.89	$15.11	$14.72	$13.61	$10.41	$8.95	$9.18	$8.62
Value at end of period	$24.31	$19.18	$20.69	$16.89	$15.11	$14.72	$13.61	$10.41	$8.95	$9.18
Number of accumulation units outstanding at end of period	9	13	9	37,145	35,612	35,739	6	4,181	5,675	115
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$28.76	$30.76	$24.03	$23.75	$22.70	$22.15	$17.58	$14.65	$15.97	$14.27
Value at end of period	$37.14	$28.76	$30.76	$24.03	$23.75	$22.70	$22.15	$17.58	$14.65	$15.97
Number of accumulation units outstanding at end of period	405	13,954	17,870	16,585	15,622	15,840	16,615	26,532	24,827	13,126
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$30.06	$31.18	$24.89	$23.10	$22.07	$20.33	$15.29	$12.77	$13.51	$12.11
Value at end of period	$38.26	$30.06	$31.18	$24.89	$23.10	$22.07	$20.33	$15.29	$12.77	$13.51
Number of accumulation units outstanding at end of period	8,345	45,181	54,479	83,372	81,754	130,193	148,489	137,682	118,453	123,927
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$22.76	$24.16	$21.47	$19.55	$19.99	$18.57	$15.83	$14.23	$13.58	$12.21
Value at end of period	$26.87	$22.76	$24.16	$21.47	$19.55	$19.99	$18.57	$15.83	$14.23	$13.58
Number of accumulation units outstanding at end of period	0	0	2,728	6,506	2,638	0	0	0	0	0
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$26.10	$27.08	$22.70	$20.16	$20.33	$18.41	$14.05	$12.58	$11.84	$10.51
Value at end of period	$32.54	$26.10	$27.08	$22.70	$20.16	$20.33	$18.41	$14.05	$12.58	$11.84
Number of accumulation units outstanding at end of period	6,786	30,656	35,264	37,163	30,888	73,777	99,401	97,018	68,259	1,599
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.44	$18.52	$15.90	$13.89	$14.22	$12.57
Value at end of period	$21.33	$16.44	$18.52	$15.90	$13.89	$14.22
Number of accumulation units outstanding at end of period	0	7	0	6,839	7,140	6,388
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$25.44	$28.77	$26.41	$23.60	$24.63	$23.59	$18.93	$16.80	$17.41	$15.76
Value at end of period	$31.46	$25.44	$28.77	$26.41	$23.60	$24.63	$23.59	$18.93	$16.80	$17.41
Number of accumulation units outstanding at end of period	396	396	3,983	4,152	2,423	15,578	23,725	23,664	14,695	63,138

CFI 21

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$29.95	$33.80	$30.54	$24.77	$25.87	$23.58	$18.08	$15.25	$16.16	$13.99
Value at end of period	$35.52	$29.95	$33.80	$30.54	$24.77	$25.87	$23.58	$18.08	$15.25	$16.16
Number of accumulation units outstanding at end of period	0	10,359	10,651	12,400	12,761	13,138	13,020	15,979	15,725	80
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.67	$14.03	$12.88	$12.19	$12.81	$12.83	$13.45	$12.54	$12.16	$10.56
Value at end of period	$14.67	$13.67	$14.03	$12.88	$12.19	$12.81	$12.83	$13.45	$12.54	$12.16
Number of accumulation units outstanding at end of period	0	0	7,947	9,429	0	0	0	0	73	20,948
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2015)
Value at beginning of period	$11.14	$12.27	$9.95	$9.42	$10.43
Value at end of period	$13.51	$11.14	$12.27	$9.95	$9.42
Number of accumulation units outstanding at end of period	0	0	345	346	341
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$21.35	$23.54	$21.45	$21.50	$22.00	$19.67
Value at end of period	$26.41	$21.35	$23.54	$21.45	$21.50	$22.00
Number of accumulation units outstanding at end of period	0	5	0	5,194	4,827	4,281
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.75	$15.67	$15.49	$15.30	$15.11	$14.45	$14.77	$14.41	$13.46	$12.72
Value at end of period	$16.51	$15.75	$15.67	$15.49	$15.30	$15.11	$14.45	$14.77	$14.41	$13.46
Number of accumulation units outstanding at end of period	81	11,024	17,410	22,429	22,516	21,957	19,363	17,654	16,294	31,662
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2011)
Value at beginning of period	$17.50	$18.54	$16.26	$15.29	$15.60	$14.83	$12.74	$11.32	$12.07
Value at end of period	$20.61	$17.50	$18.54	$16.26	$15.29	$15.60	$14.83	$12.74	$11.32
Number of accumulation units outstanding at end of period	0	0	58,860	99,631	7,131	5,778	0	4,617	2,076
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2011)
Value at beginning of period	$18.99	$20.52	$17.43	$16.25	$16.60	$15.75	$12.98	$11.32	$12.19
Value at end of period	$23.10	$18.99	$20.52	$17.43	$16.25	$16.60	$15.75	$12.98	$11.32
Number of accumulation units outstanding at end of period	0	0	25,842	61,986	110	21	384	445	46
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$19.63	$21.53	$18.01	$16.75	$17.15	$16.25	$13.16	$12.97
Value at end of period	$24.32	$19.63	$21.53	$18.01	$16.75	$17.15	$16.25	$13.16
Number of accumulation units outstanding at end of period	0	0	29,487	69,458	795	155	0	226
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$18.97	$20.87	$17.38	$16.19	$16.59	$15.68	$12.70	$12.08
Value at end of period	$23.58	$18.97	$20.87	$17.38	$16.19	$16.59	$15.68	$12.70
Number of accumulation units outstanding at end of period	0	0	6,267	5,421	653	0	0	386
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$14.45	$15.02	$13.84	$13.25	$13.47	$12.82
Value at end of period	$16.23	$14.45	$15.02	$13.84	$13.25	$13.47
Number of accumulation units outstanding at end of period	102	102	21,953	27,279	3,433	31
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.50	$16.66	$16.00	$15.47	$15.48	$14.59	$14.75	$13.59	$12.66	$11.58
Value at end of period	$18.01	$16.50	$16.66	$16.00	$15.47	$15.48	$14.59	$14.75	$13.59	$12.66
Number of accumulation units outstanding at end of period	13,367	9,161	1,171	1,402	210	232	247	44,677	53,647	58,127

CFI 22

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2016)
Value at beginning of period	$12.46	$14.74	$12.13	$10.99
Value at end of period	$14.46	$12.46	$14.74	$12.13
Number of accumulation units outstanding at end of period	0	0	1,342	1,259
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37	$10.80
Value at end of period	$32.60	$24.70	$25.23	$19.56	$18.93	$17.90	$15.85	$12.18	$10.37
Number of accumulation units outstanding at end of period	1,826	0	1,324	1,689	3,649	1,038	764	763	764
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$16.66
Value at end of period	$18.26
Number of accumulation units outstanding at end of period	1,040
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$22.77	$29.31	$21.80	$22.04	$20.48	$21.90	$17.10	$14.27	$17.40	$14.02
Value at end of period	$28.19	$22.77	$29.31	$21.80	$22.04	$20.48	$21.90	$17.10	$14.27	$17.40
Number of accumulation units outstanding at end of period	336	336	336	396	396	396	3,491	4,897	1,367	22,038
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$28.38	$31.05	$29.74	$28.85	$28.11	$21.67	$21.37	$18.60	$18.10
Value at end of period	$36.14	$28.38	$31.05	$29.74	$28.85	$28.11	$21.67	$21.37	$18.60
Number of accumulation units outstanding at end of period	10,364	0	152	251	644	3,051	3,119	2,677	2,681
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$35.75	$36.31	$27.83	$26.27	$24.55	$21.85	$16.65	$14.63	$14.12	$12.60
Value at end of period	$48.26	$35.75	$36.31	$27.83	$26.27	$24.55	$21.85	$16.65	$14.63	$14.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	64	5,992
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$29.89	$35.64	$32.14	$25.91	$26.20	$24.68	$17.98	$15.76	$16.21	$13.08
Value at end of period	$37.59	$29.89	$35.64	$32.14	$25.91	$26.20	$24.68	$17.98	$15.76	$16.21
Number of accumulation units outstanding at end of period	9,833	0	1,026	1,098	56	56	0	976	2,258	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.67	$18.84	$16.43	$15.59	$15.68	$14.93	$12.91	$11.43	$11.86	$11.06
Value at end of period	$20.77	$17.67	$18.84	$16.43	$15.59	$15.68	$14.93	$12.91	$11.43	$11.86
Number of accumulation units outstanding at end of period	62,213	90,019	65,050	50,958	33,926	33,307	26,749	190,376	160,899	150,171
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.74	$20.54	$17.28	$16.34	$16.50	$15.70	$13.11	$11.44	$12.06	$11.22
Value at end of period	$22.72	$18.74	$20.54	$17.28	$16.34	$16.50	$15.70	$13.11	$11.44	$12.06
Number of accumulation units outstanding at end of period	35,193	58,846	41,650	84,113	69,304	39,042	34,630	306,173	284,472	254,887
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.24	$21.54	$17.86	$16.86	$17.11	$16.21	$13.20	$11.48	$12.18	$11.27
Value at end of period	$23.72	$19.24	$21.54	$17.86	$16.86	$17.11	$16.21	$13.20	$11.48	$12.18
Number of accumulation units outstanding at end of period	22,496	41,210	29,877	50,590	120,615	91,940	89,021	305,214	205,693	245,997

CFI 23

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2010)
Value at beginning of period	$18.38	$20.65	$17.05	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58	$10.82
Value at end of period	$22.76	$18.38	$20.65	$17.05	$16.10	$16.33	$15.44	$12.56	$10.93	$11.58
Number of accumulation units outstanding at end of period	21,458	24,792	6,953	6,645	14,170	8,272	4,994	7,191	2,009	2,962
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.65	$15.19	$13.96	$13.43	$13.49	$12.82	$12.04	$11.02	$11.03	$10.51
Value at end of period	$16.49	$14.65	$15.19	$13.96	$13.43	$13.49	$12.82	$12.04	$11.02	$11.03
Number of accumulation units outstanding at end of period	933	11,608	24,525	25,152	26,371	1,659	1,413	35,636	35,820	188,826
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2012)
Value at beginning of period	$31.75	$37.20	$33.60	$27.18	$27.75	$24.76	$18.92	$17.81
Value at end of period	$41.35	$31.75	$37.20	$33.60	$27.18	$27.75	$24.76	$18.92
Number of accumulation units outstanding at end of period	0	0	89	2,466	0	0	5,165	15,928
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$34.23	$35.02	$27.41	$26.11	$27.59	$26.54	$19.18	$16.08	$15.79	$12.52
Value at end of period	$47.25	$34.23	$35.02	$27.41	$26.11	$27.59	$26.54	$19.18	$16.08	$15.79
Number of accumulation units outstanding at end of period	9,527	17,759	9,384	16,155	25,612	31,201	40,430	58,789	26,236	41,703
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$22.08	$24.35	$20.10	$18.60	$18.13	$16.13	$12.01	$10.73	$11.30	$10.12
Value at end of period	$29.28	$22.08	$24.35	$20.10	$18.60	$18.13	$16.13	$12.01	$10.73	$11.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	35,942	39,478
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.30	$22.33	$20.21	$16.39	$16.95	$16.30	$11.69	$10.27	$10.59	$8.48
Value at end of period	$21.93	$18.30	$22.33	$20.21	$16.39	$16.95	$16.30	$11.69	$10.27	$10.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	5,944	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.17	$26.54	$22.63	$19.28	$20.58	$18.92	$14.06	$11.90	$12.19	$10.63
Value at end of period	$28.91	$23.17	$26.54	$22.63	$19.28	$20.58	$18.92	$14.06	$11.90	$12.19
Number of accumulation units outstanding at end of period	0	0	0	781	9,344	7,679	7,568	44,041	4,054	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.77	$13.07	$11.86	$10.35	$10.63	$10.44
Value at end of period	$14.05	$11.77	$13.07	$11.86	$10.35	$10.63
Number of accumulation units outstanding at end of period	597	0	1,457	1,058	0	101,991
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$18.36
Value at end of period	$20.88
Number of accumulation units outstanding at end of period	8,048
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.72	$35.11	$30.98	$27.11	$28.05	$24.48	$18.68	$15.62	$15.39	$12.56
Value at end of period	$38.64	$30.72	$35.11	$30.98	$27.11	$28.05	$24.48	$18.68	$15.62	$15.39
Number of accumulation units outstanding at end of period	36	39	80	5,606	7,333	9,370	25,283	25,737	2,497	2,801
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$27.87	$28.90	$23.23	$21.71	$21.35	$19.16	$14.22	$12.29	$12.81	$10.00
Value at end of period	$38.10	$27.87	$28.90	$23.23	$21.71	$21.35	$19.16	$14.22	$12.29	$12.81
Number of accumulation units outstanding at end of period	1,185	1,028	906	809	1,253	1,180	1,100	2,853	1,312	841

CFI 24

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$30.82	$32.04	$25.83	$24.18	$23.86	$21.44	$15.97	$13.83	$14.44	$11.31
Value at end of period	$42.04	$30.82	$32.04	$25.83	$24.18	$23.86	$21.44	$15.97	$13.83	$14.44
Number of accumulation units outstanding at end of period	0	0	7,782	7,210	88	87	1,352	1,351	1,351	1,351
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.35	$33.92	$25.55	$25.32	$22.99	$21.28	$15.37	$13.00	$13.22	$11.38
Value at end of period	$43.37	$33.35	$33.92	$25.55	$25.32	$22.99	$21.28	$15.37	$13.00	$13.22
Number of accumulation units outstanding at end of period	10,969	8,686	13,894	14,118	2,492	2,728	2,639	3,667	3,630	0

TABLE 9
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.40%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB RELATIVE VALUE FUND (CLASS A)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.46	$24.20
Value at end of period	$28.70	$23.46
Number of accumulation units outstanding at end of period	0	1,941
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2018)
Value at beginning of period	$29.14	$28.74
Value at end of period	$38.52	$29.14
Number of accumulation units outstanding at end of period	97	61
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$23.33	$24.16	$21.08	$19.55	$19.37	$17.93	$14.83	$13.08	$12.69	$11.31
Value at end of period	$27.60	$23.33	$24.16	$21.08	$19.55	$19.37	$17.93	$14.83	$13.08	$12.69
Number of accumulation units outstanding at end of period	5,888	5,233	9,194	7,976	44,906	147,404	149,662	165,853	147,369	78,895
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during August 2013)
Value at beginning of period	$21.65	$24.31	$19.63	$18.57	$19.12	$18.52	$16.83
Value at end of period	$26.94	$21.65	$24.31	$19.63	$18.57	$19.12	$18.52
Number of accumulation units outstanding at end of period	0	0	0	0	8,458	6,449	6,163
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$22.23	$26.41	$20.34	$20.35	$20.66	$21.37	$17.91	$15.12	$17.63	$16.22
Value at end of period	$28.03	$22.23	$26.41	$20.34	$20.35	$20.66	$21.37	$17.91	$15.12	$17.63
Number of accumulation units outstanding at end of period	23,684	28,885	32,957	50,436	64,144	57,815	53,725	57,591	87,967	103,113
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$19.08	$20.59	$16.81	$15.05	$14.67	$13.57	$10.39	$8.93	$9.17	$8.10
Value at end of period	$24.17	$19.08	$20.59	$16.81	$15.05	$14.67	$13.57	$10.39	$8.93	$9.17
Number of accumulation units outstanding at end of period	1,846	2,203	1,915	0	4,640	2,968	2,082	0	0	5,447
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$28.54	$30.54	$23.87	$23.61	$22.58	$22.04	$17.50	$14.60	$15.92	$14.22
Value at end of period	$36.85	$28.54	$30.54	$23.87	$23.61	$22.58	$22.04	$17.50	$14.60	$15.92
Number of accumulation units outstanding at end of period	7,019	9,831	8,392	13,623	14,753	17,478	11,081	6,276	4,734	6,685
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$29.84	$30.97	$24.73	$22.97	$21.95	$20.23	$15.22	$12.72	$13.46	$12.07
Value at end of period	$37.96	$29.84	$30.97	$24.73	$22.97	$21.95	$20.23	$15.22	$12.72	$13.46
Number of accumulation units outstanding at end of period	33,174	48,879	56,813	55,284	108,264	126,005	107,209	80,514	128,799	155,544

CFI 25

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$22.59	$23.99	$21.33	$19.44	$19.88	$18.48	$15.76	$14.18	$13.53	$12.17
Value at end of period	$26.66	$22.59	$23.99	$21.33	$19.44	$19.88	$18.48	$15.76	$14.18	$13.53
Number of accumulation units outstanding at end of period	1,088	1,993	5,294	7,648	11,220	32,435	28,180	19,058	21,511	0
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$25.91	$26.90	$22.55	$20.04	$20.22	$18.32	$13.99	$12.53	$11.80	$10.48
Value at end of period	$32.28	$25.91	$26.90	$22.55	$20.04	$20.22	$18.32	$13.99	$12.53	$11.80
Number of accumulation units outstanding at end of period	6,749	10,396	13,912	16,515	34,979	61,302	49,405	35,726	57,285	65,435
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$16.35	$18.43	$15.83	$13.83	$14.17	$12.73	$9.74	$8.52	$9.06	$7.83
Value at end of period	$21.20	$16.35	$18.43	$15.83	$13.83	$14.17	$12.73	$9.74	$8.52	$9.06
Number of accumulation units outstanding at end of period	491	0	0	0	0	0	0	0	0	0
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$19.64
Value at end of period	$21.83
Number of accumulation units outstanding at end of period	463
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$32.20
Value at end of period	$36.10
Number of accumulation units outstanding at end of period	65
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$25.25	$28.57	$26.24	$23.46	$24.49	$23.47	$18.85	$16.73	$17.35	$15.72
Value at end of period	$31.21	$25.25	$28.57	$26.24	$23.46	$24.49	$23.47	$18.85	$16.73	$17.35
Number of accumulation units outstanding at end of period	2,296	1,924	4,628	10,249	10,160	12,454	13,372	9,243	17,810	17,670
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$29.69	$33.90	$31.51
Value at end of period	$35.49	$29.69	$33.90
Number of accumulation units outstanding at end of period	386	527	494
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$29.73	$33.57	$30.34	$24.62	$25.73	$23.47	$18.00	$15.19	$16.10	$13.95
Value at end of period	$35.23	$29.73	$33.57	$30.34	$24.62	$25.73	$23.47	$18.00	$15.19	$16.10
Number of accumulation units outstanding at end of period	328	1,016	890	2,834	0	0	13	21	24	3,091
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.59	$13.95	$12.81	$12.14	$12.76	$12.79	$13.41	$12.51	$12.14	$10.55
Value at end of period	$14.57	$13.59	$13.95	$12.81	$12.14	$12.76	$12.79	$13.41	$12.51	$12.14
Number of accumulation units outstanding at end of period	9,341	388	15	14,297	20,180	22,159	23,050	40,844	0	0
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.12	$12.25	$9.94	$9.41	$10.03
Value at end of period	$13.48	$11.12	$12.25	$9.94	$9.41
Number of accumulation units outstanding at end of period	17,794	0	0	825	14,901
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.63	$15.56	$15.39	$15.20	$15.03	$14.38	$14.71	$14.35	$13.41	$12.68
Value at end of period	$16.38	$15.63	$15.56	$15.39	$15.20	$15.03	$14.38	$14.71	$14.35	$13.41
Number of accumulation units outstanding at end of period	6,071	0	0	0	22,037	19,889	23,884	32,411	32,335	21,389
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$10.61	$10.54	$10.55
Value at end of period	$10.72	$10.61	$10.54
Number of accumulation units outstanding at end of period	150,308	4,804	4,470

CFI 26

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.42	$18.47	$16.21	$15.25	$15.56	$14.81	$13.93
Value at end of period	$20.51	$17.42	$18.47	$16.21	$15.25	$15.56	$14.81
Number of accumulation units outstanding at end of period	10,944	37,658	35,407	33,312	57,480	51,128	46,162
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.90	$20.44	$17.37	$16.20	$16.56	$15.72	$14.60
Value at end of period	$22.98	$18.90	$20.44	$17.37	$16.20	$16.56	$15.72
Number of accumulation units outstanding at end of period	3,198	0	0	0	41,658	39,557	39,197
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$19.54	$21.44	$17.95	$16.70	$17.11	$16.21	$14.94
Value at end of period	$24.20	$19.54	$21.44	$17.95	$16.70	$17.11	$16.21
Number of accumulation units outstanding at end of period	1,102	799	534	468	44,798	32,927	28,270
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$18.89	$20.79	$17.33	$16.15	$16.55	$15.66	$14.42
Value at end of period	$23.46	$18.89	$20.79	$17.33	$16.15	$16.55	$15.66
Number of accumulation units outstanding at end of period	941	3,403	2,408	1,596	412	1,448	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2013)
Value at beginning of period	$14.39	$14.96	$13.79	$13.21	$13.43	$12.75	$12.33
Value at end of period	$16.15	$14.39	$14.96	$13.79	$13.21	$13.43	$12.75
Number of accumulation units outstanding at end of period	0	6,426	1,901	1,883	12,406	3,502	3,241
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.38	$16.54	$15.90	$15.38	$15.39	$14.51	$14.68	$13.54	$12.62	$11.55
Value at end of period	$17.87	$16.38	$16.54	$15.90	$15.38	$15.39	$14.51	$14.68	$13.54	$12.62
Number of accumulation units outstanding at end of period	19	19	8,040	6,753	8,772	23,902	20,862	22,188	20,287	15,848
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.39	$14.66	$12.06	$11.92	$12.41	$13.38	$11.20	$9.48	$10.84	$10.02
Value at end of period	$14.36	$12.39	$14.66	$12.06	$11.92	$12.41	$13.38	$11.20	$9.48	$10.84
Number of accumulation units outstanding at end of period	0	0	0	6,478	7,109	7,243	8,415	8,710	0	0
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2019)
Value at beginning of period	$11.58
Value at end of period	$11.88
Number of accumulation units outstanding at end of period	11,800
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$24.60	$25.14	$19.50	$18.88	$17.87	$16.77
Value at end of period	$32.45	$24.60	$25.14	$19.50	$18.88	$17.87
Number of accumulation units outstanding at end of period	157	156	155	0	326	2,404
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$22.60	$29.11	$21.66	$21.91	$20.37	$21.79	$17.02	$14.22	$17.34	$13.98
Value at end of period	$27.97	$22.60	$29.11	$21.66	$21.91	$20.37	$21.79	$17.02	$14.22	$17.34
Number of accumulation units outstanding at end of period	4,638	5,585	5,785	5,409	5,709	7,145	8,847	7,941	14,283	15,018
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$28.17	$30.84	$29.55	$28.68	$27.96	$21.56	$21.27	$18.52	$17.01	$13.41
Value at end of period	$35.86	$28.17	$30.84	$29.55	$28.68	$27.96	$21.56	$21.27	$18.52	$17.01
Number of accumulation units outstanding at end of period	2,207	121	126	1,309	2,276	16,315	20,061	17,081	15,888	4,236

CFI 27

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2015)
Value at beginning of period	$35.58	$36.16	$27.73	$26.18	$25.43
Value at end of period	$48.00	$35.58	$36.16	$27.73	$26.18
Number of accumulation units outstanding at end of period	6,589	0	0	0	5,850
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$20.00	$21.55
Value at end of period	$25.82	$20.00
Number of accumulation units outstanding at end of period	2,218	2,018
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during December 2019)
Value at beginning of period	$24.40
Value at end of period	$24.76
Number of accumulation units outstanding at end of period	1
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$29.67	$35.40	$31.93	$25.75	$26.06	$24.56	$17.90	$15.69	$16.16	$13.04
Value at end of period	$37.30	$29.67	$35.40	$31.93	$25.75	$26.06	$24.56	$17.90	$15.69	$16.16
Number of accumulation units outstanding at end of period	3,774	5,933	5,725	6,382	0	26	2,741	2,810	1,904	2,257
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.60	$18.77	$16.38	$15.55	$15.65	$14.90	$12.89	$11.42	$11.85	$11.06
Value at end of period	$20.67	$17.60	$18.77	$16.38	$15.55	$15.65	$14.90	$12.89	$11.42	$11.85
Number of accumulation units outstanding at end of period	38,163	53,452	89,429	177,954	177,794	205,011	194,227	146,052	144,495	107,597
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.66	$20.46	$17.22	$16.29	$16.46	$15.67	$13.09	$11.43	$12.05	$11.22
Value at end of period	$22.60	$18.66	$20.46	$17.22	$16.29	$16.46	$15.67	$13.09	$11.43	$12.05
Number of accumulation units outstanding at end of period	64,535	61,996	70,548	154,505	155,328	164,951	156,942	119,545	128,617	137,137
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.16	$21.45	$17.80	$16.81	$17.06	$16.18	$13.18	$11.47	$12.17	$11.27
Value at end of period	$23.60	$19.16	$21.45	$17.80	$16.81	$17.06	$16.18	$13.18	$11.47	$12.17
Number of accumulation units outstanding at end of period	13,814	13,401	24,856	45,264	55,443	54,740	52,094	118,375	164,806	144,874
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.30	$20.57	$16.99	$16.06	$16.29	$15.41	$12.54	$10.92	$11.58	$9.84
Value at end of period	$22.65	$18.30	$20.57	$16.99	$16.06	$16.29	$15.41	$12.54	$10.92	$11.58
Number of accumulation units outstanding at end of period	4,853	3,977	15,734	19,277	16,223	5,817	3,512	3,608	1,312	1,841
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.59	$15.13	$13.91	$13.39	$13.46	$12.80	$12.02	$11.01	$11.03	$10.51
Value at end of period	$16.41	$14.59	$15.13	$13.91	$13.39	$13.46	$12.80	$12.02	$11.01	$11.03
Number of accumulation units outstanding at end of period	51,964	57,585	59,797	101,627	115,575	15,896	22,574	25,034	26,605	45,213
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$17.83	$18.68	$17.65
Value at end of period	$20.36	$17.83	$18.68
Number of accumulation units outstanding at end of period	1,388	22,061	20,814
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$19.23	$21.09	$19.15
Value at end of period	$23.49	$19.23	$21.09
Number of accumulation units outstanding at end of period	2,057	2,012	1,955

CFI 28

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$31.52	$36.94	$33.38	$27.01	$27.60	$24.64	$18.83	$16.25	$16.85	$13.86
Value at end of period	$41.02	$31.52	$36.94	$33.38	$27.01	$27.60	$24.64	$18.83	$16.25	$16.85
Number of accumulation units outstanding at end of period	2,820	6,262	5,691	12,207	16,447	13,599	8,389	1,193	14,346	12,628
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$33.98	$34.77	$27.23	$25.96	$27.44	$26.40	$19.09	$16.02	$15.73	$12.49
Value at end of period	$46.88	$33.98	$34.77	$27.23	$25.96	$27.44	$26.40	$19.09	$16.02	$15.73
Number of accumulation units outstanding at end of period	7,845	12,829	26,071	27,644	31,953	17,768	7,095	6,607	41,895	42,403
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$21.92	$24.18	$19.97	$18.49	$18.03	$16.05	$11.96	$10.69	$11.83
Value at end of period	$29.04	$21.92	$24.18	$19.97	$18.49	$18.03	$16.05	$11.96	$10.69
Number of accumulation units outstanding at end of period	3,361	5,842	2,665	2,134	4,596	5,045	1,921	0	2,037
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57	$8.47
Value at end of period	$21.78	$18.19	$22.20	$20.10	$16.31	$16.87	$16.24	$11.65	$10.24	$10.57
Number of accumulation units outstanding at end of period	0	0	0	0	2,441	87	87	87	87	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.00	$26.36	$22.49	$19.17	$20.47	$18.83	$14.00	$11.85	$12.15	$10.59
Value at end of period	$28.69	$23.00	$26.36	$22.49	$19.17	$20.47	$18.83	$14.00	$11.85	$12.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	6,790	42,218	33,911
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.74	$13.05	$11.84	$10.34	$10.63	$10.44
Value at end of period	$14.01	$11.74	$13.05	$11.84	$10.34	$10.63
Number of accumulation units outstanding at end of period	241	5,541	5,220	25,376	29,722	37,328
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.49	$34.87	$30.78	$26.95	$27.90	$24.36	$18.59	$15.56	$15.34	$12.52
Value at end of period	$38.33	$30.49	$34.87	$30.78	$26.95	$27.90	$24.36	$18.59	$15.56	$15.34
Number of accumulation units outstanding at end of period	6,485	13,648	13,595	16,969	15,726	44,227	35,695	33,367	33,447	30,126
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$33.11	$33.69	$25.38	$25.17	$22.86	$21.17	$15.30	$12.95	$13.18	$11.35
Value at end of period	$43.02	$33.11	$33.69	$25.38	$25.17	$22.86	$21.17	$15.30	$12.95	$13.18
Number of accumulation units outstanding at end of period	281	6,264	21,474	24,627	27,151	15,859	1,071	7,460	2,350	2,789
WANGER INTERNATIONAL
(Funds were first received in this option during December 2019)
Value at beginning of period	$16.44
Value at end of period	$16.98
Number of accumulation units outstanding at end of period	4

TABLE 10
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.45%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.98	$20.49	$16.74	$15.00	$14.62	$13.41
Value at end of period	$24.03	$18.98	$20.49	$16.74	$15.00	$14.62
Number of accumulation units outstanding at end of period	1,161	1,130	6,419	7,368	7,730	10,607

CFI 29

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during August 2011)
Value at beginning of period	$28.33	$30.33	$23.72	$23.47	$22.46	$21.93	$17.43	$14.54	$15.08
Value at end of period	$36.56	$28.33	$30.33	$23.72	$23.47	$22.46	$21.93	$17.43	$14.54
Number of accumulation units outstanding at end of period	0	0	827	505	323	183	0	0	234
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$29.62	$30.75	$24.57	$22.83	$21.83	$20.13	$15.16	$12.67	$13.41	$12.04
Value at end of period	$37.65	$29.62	$30.75	$24.57	$22.83	$21.83	$20.13	$15.16	$12.67	$13.41
Number of accumulation units outstanding at end of period	125	125	3,739	3,949	4,668	5,873	420	0	2,776	18,667
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
(Funds were first received in this option during September 2010)
Value at beginning of period	$25.71	$26.71	$22.41	$19.92	$20.11	$18.23	$13.93	$12.48	$11.75	$10.88
Value at end of period	$32.03	$25.71	$26.71	$22.41	$19.92	$20.11	$18.23	$13.93	$12.48	$11.75
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	32,227
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during May 2014)
Value at beginning of period	$25.07	$28.37	$26.07	$23.32	$24.36	$24.47
Value at end of period	$30.97	$25.07	$28.37	$26.07	$23.32	$24.36
Number of accumulation units outstanding at end of period	0	1,006	951	169	1,379	1,378
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during August 2017)
Value at beginning of period	$27.90	$32.24	$28.77
Value at end of period	$35.03	$27.90	$32.24
Number of accumulation units outstanding at end of period	0	54	54
PIONEER HIGH YIELD FUND (CLASS A SHARES)
(Funds were first received in this option during August 2017)
Value at beginning of period	$19.88	$20.66	$20.31
Value at end of period	$22.53	$19.88	$20.66
Number of accumulation units outstanding at end of period	0	1,218	1,142
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.51	$13.88	$12.75	$12.08	$12.71	$12.75	$13.38	$12.48	$12.11	$10.53
Value at end of period	$14.48	$13.51	$13.88	$12.75	$12.08	$12.71	$12.75	$13.38	$12.48	$12.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,774	4,602	4,433	0
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$15.52	$15.46	$15.29	$15.11	$14.94	$14.31	$14.64	$14.30	$13.37	$12.64
Value at end of period	$16.25	$15.52	$15.46	$15.29	$15.11	$14.94	$14.31	$14.64	$14.30	$13.37
Number of accumulation units outstanding at end of period	341	310	278	247	221	195	0	0	0	0
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.34	$18.39	$16.15	$15.20	$15.52	$14.86
Value at end of period	$20.41	$17.34	$18.39	$16.15	$15.20	$15.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	10,805
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$18.82	$20.36	$17.31	$16.15	$16.52	$15.73
Value at end of period	$22.87	$18.82	$20.36	$17.31	$16.15	$16.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	8,278
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.45	$21.36	$17.88	$16.65	$17.07	$16.17
Value at end of period	$24.08	$19.45	$21.36	$17.88	$16.65	$17.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	382

CFI 30

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$24.50	$25.05	$19.44	$18.83	$17.83	$16.74
Value at end of period	$32.30	$24.50	$25.05	$19.44	$18.83	$17.83
Number of accumulation units outstanding at end of period	0	1,744	1,646	1,556	1,425	1,297
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.63	$16.00	$14.18	$12.58	$13.34
Value at end of period	$18.14	$14.63	$16.00	$14.18	$12.58
Number of accumulation units outstanding at end of period	0	1,972	1,808	1,642	1,452
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2014)
Value at beginning of period	$29.45	$35.15	$31.73	$25.60	$25.92	$23.68
Value at end of period	$37.00	$29.45	$35.15	$31.73	$25.60	$25.92
Number of accumulation units outstanding at end of period	200	10,349	9,113	11,242	10,976	10,127
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.52	$18.70	$16.32	$15.50	$15.61	$14.88	$12.87	$11.41	$11.84	$11.06
Value at end of period	$20.56	$17.52	$18.70	$16.32	$15.50	$15.61	$14.88	$12.87	$11.41	$11.84
Number of accumulation units outstanding at end of period	2,921	2,627	8,527	6,798	4,707	3,040	0	0	0	17,376
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.58	$20.37	$17.16	$16.25	$16.42	$15.64	$13.07	$11.42	$12.05	$11.22
Value at end of period	$22.49	$18.58	$20.37	$17.16	$16.25	$16.42	$15.64	$13.07	$11.42	$12.05
Number of accumulation units outstanding at end of period	180	1,049	3,635	2,280	1,744	1,217	0	88	3,782	1,464
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.07	$21.37	$17.74	$16.76	$17.02	$16.15	$13.16	$11.46	$12.17	$11.27
Value at end of period	$23.48	$19.07	$21.37	$17.74	$16.76	$17.02	$16.15	$13.16	$11.46	$12.17
Number of accumulation units outstanding at end of period	817	627	438	271	165	81	0	88	772	3,589
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2014)
Value at beginning of period	$18.22	$20.49	$16.94	$16.01	$16.25	$15.85
Value at end of period	$22.54	$18.22	$20.49	$16.94	$16.01	$16.25
Number of accumulation units outstanding at end of period	325	2,192	1,879	255	339	255
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.52	$15.07	$13.86	$13.35	$13.43	$12.77	$12.01	$11.00	$10.96
Value at end of period	$16.33	$14.52	$15.07	$13.86	$13.35	$13.43	$12.77	$12.01	$11.00
Number of accumulation units outstanding at end of period	554	575	599	621	644	0	0	0	1,040
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$12.98	$13.11	$12.99
Value at end of period	$13.96	$12.98	$13.11
Number of accumulation units outstanding at end of period	0	0	74
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$33.72	$34.53	$27.06	$25.80	$27.29	$26.27	$19.01	$15.96	$15.68	$12.45
Value at end of period	$46.50	$33.72	$34.53	$27.06	$25.80	$27.29	$26.27	$19.01	$15.96	$15.68
Number of accumulation units outstanding at end of period	0	0	5,713	4,038	289	2,710	15	0	0	785
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$18.07	$22.07	$19.99	$16.23	$16.80	$16.25
Value at end of period	$21.63	$18.07	$22.07	$19.99	$16.23	$16.80
Number of accumulation units outstanding at end of period	0	0	4,254	3,966	3,460	2,917

CFI 31

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.83	$26.17	$22.34	$19.05	$20.35	$18.73	$13.94	$11.80	$12.11	$10.56
Value at end of period	$28.46	$22.83	$26.17	$22.34	$19.05	$20.35	$18.73	$13.94	$11.80	$12.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	6,153
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.71	$13.02	$11.83	$10.33	$10.62	$10.44
Value at end of period	$13.97	$11.71	$13.02	$11.83	$10.33	$10.62
Number of accumulation units outstanding at end of period	0	600	600	674	635	585
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.27	$34.63	$30.58	$26.79	$27.75	$24.24	$18.51	$15.49	$15.29	$12.49
Value at end of period	$38.03	$30.27	$34.63	$30.58	$26.79	$27.75	$24.24	$18.51	$15.49	$15.29
Number of accumulation units outstanding at end of period	0	1,039	993	0	0	0	0	0	0	143
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$30.37	$31.59	$25.50	$23.90	$23.60	$21.23	$16.99
Value at end of period	$41.38	$30.37	$31.59	$25.50	$23.90	$23.60	$21.23
Number of accumulation units outstanding at end of period	11	11	11	14	14	14	14
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$23.12	$25.64	$23.61
Value at end of period	$29.07	$23.12	$25.64
Number of accumulation units outstanding at end of period	0	131	131

TABLE 11
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.50%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AB RELATIVE VALUE FUND (CLASS A)
Value at beginning of period	$25.22
Value at end of period	$28.25
Number of accumulation units outstanding at end of period	1,014
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
Value at beginning of period	$21.44	$24.10	$19.48	$18.45	$19.01	$18.43	$14.88	$12.59	$13.73	$12.85
Value at end of period	$26.65	$21.44	$24.10	$19.48	$18.45	$19.01	$18.43	$14.88	$12.59	$13.73
Number of accumulation units outstanding at end of period	2,008	12,416	11,190	4,644	11,153	11,279	13,624	10,955	8,823	13,517
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15	$8.09
Value at end of period	$23.89	$18.88	$20.39	$16.67	$14.94	$14.57	$13.49	$10.34	$8.90	$9.15
Number of accumulation units outstanding at end of period	13,306	26,633	17,925	5,661	7,968	9,613	42,283	7,107	3,076	5,736
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$22.26	$23.66	$21.05	$19.21	$19.67	$18.30	$15.62	$14.07	$13.44	$12.10
Value at end of period	$26.24	$22.26	$23.66	$21.05	$19.21	$19.67	$18.30	$15.62	$14.07	$13.44
Number of accumulation units outstanding at end of period	296	589	238	1,260	5,549	6,452	3,524	2,688	3,198	15,297

CFI 32

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$23.09	$27.08	$25.69
Value at end of period	$28.53	$23.09	$27.08
Number of accumulation units outstanding at end of period	315	294	243
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2016)
Value at beginning of period	$16.18	$18.25	$15.70	$12.47
Value at end of period	$20.96	$16.18	$18.25	$15.70
Number of accumulation units outstanding at end of period	0	427	295	183
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$23.10	$24.98	$21.92	$20.17	$20.54	$18.65	$14.53	$12.64	$13.33	$12.21
Value at end of period	$29.76	$23.10	$24.98	$21.92	$20.17	$20.54	$18.65	$14.53	$12.64	$13.33
Number of accumulation units outstanding at end of period	0	0	0	0	3,056	2,790	2,513	2,199	1,828	1,465
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during December 2017)
Value at beginning of period	$26.69	$26.98	$26.98
Value at end of period	$35.53	$26.69	$26.98
Number of accumulation units outstanding at end of period	1,599	2,663	1,297
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$24.88	$28.17	$25.90	$23.18	$24.23	$23.24	$18.68	$16.60	$17.23	$15.62
Value at end of period	$30.72	$24.88	$28.17	$25.90	$23.18	$24.23	$23.24	$18.68	$16.60	$17.23
Number of accumulation units outstanding at end of period	12,853	16,035	13,360	1,300	8,819	16,110	4,863	16,230	15,632	20,575
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$25.89	$27.33	$23.27
Value at end of period	$33.88	$25.89	$27.33
Number of accumulation units outstanding at end of period	1,243	1,123	1,672
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$13.61	$13.97	$13.50
Value at end of period	$14.89	$13.61	$13.97
Number of accumulation units outstanding at end of period	0	5,278	7,122
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.44	$13.80	$12.69	$12.03	$12.66	$12.70	$13.34	$12.45	$12.09	$10.52
Value at end of period	$14.39	$13.44	$13.80	$12.69	$12.03	$12.66	$12.70	$13.34	$12.45	$12.09
Number of accumulation units outstanding at end of period	736	9,009	8,303	7,536	9,521	11,813	5,571	7,243	9,481	10,964
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.08	$12.21	$9.92	$9.40	$10.03
Value at end of period	$13.41	$11.08	$12.21	$9.92	$9.40
Number of accumulation units outstanding at end of period	0	8,333	8,338	5,534	13,552
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
Value at beginning of period	$21.04	$23.24	$21.21	$21.29	$21.81	$19.30	$18.72	$15.02	$15.99	$14.00
Value at end of period	$25.99	$21.04	$23.24	$21.21	$21.29	$21.81	$19.30	$18.72	$15.02	$15.99
Number of accumulation units outstanding at end of period	0	2,194	2,101	452	385	1,018	4,407	45	11	0
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.26	$18.32	$16.09	$15.16	$15.49	$14.75	$12.68	$12.68
Value at end of period	$20.31	$17.26	$18.32	$16.09	$15.16	$15.49	$14.75	$12.68
Number of accumulation units outstanding at end of period	3,780	12,925	25,196	26,796	33,539	37,850	17,688	16,853

CFI 33

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.73	$20.28	$17.25	$16.10	$16.48	$15.66	$12.92	$11.29	$11.75	$10.24
Value at end of period	$22.76	$18.73	$20.28	$17.25	$16.10	$16.48	$15.66	$12.92	$11.29	$11.75
Number of accumulation units outstanding at end of period	13,897	10,629	7,465	9,046	5,020	26,641	5,757	5,310	0	1,143
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$19.37	$21.28	$17.82	$16.60	$17.03	$16.15	$13.10	$12.80
Value at end of period	$23.96	$19.37	$21.28	$17.82	$16.60	$17.03	$16.15	$13.10
Number of accumulation units outstanding at end of period	24,171	11,284	14,048	10,837	1,936	24,577	8,860	10,650
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$18.73	$20.63	$17.21	$16.06	$16.47	$15.60	$12.65	$12.35
Value at end of period	$23.24	$18.73	$20.63	$17.21	$16.06	$16.47	$15.60	$12.65
Number of accumulation units outstanding at end of period	4,083	1,832	1,766	1,562	2,124	3,763	0	136
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2012)
Value at beginning of period	$14.26	$14.84	$13.70	$13.13	$13.37	$12.70	$11.86	$11.77
Value at end of period	$15.99	$14.26	$14.84	$13.70	$13.13	$13.37	$12.70	$11.86
Number of accumulation units outstanding at end of period	6,795	8,614	8,549	8,448	5,292	8,382	8,151	7,792
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2019)
Value at beginning of period	$13.46
Value at end of period	$14.16
Number of accumulation units outstanding at end of period	1,041
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2014)
Value at beginning of period	$24.40	$24.96	$19.38	$18.79	$17.79	$15.76
Value at end of period	$32.15	$24.40	$24.96	$19.38	$18.79	$17.79
Number of accumulation units outstanding at end of period	9,592	23,129	19,483	8,166	5,925	6,530
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2013)
Value at beginning of period	$14.58	$15.96	$14.15	$12.56	$13.27	$12.17	$11.22
Value at end of period	$18.08	$14.58	$15.96	$14.15	$12.56	$13.27	$12.17
Number of accumulation units outstanding at end of period	958	1,768	2,155	1,070	884	490	491
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$22.27	$28.71	$21.38	$21.65	$20.15	$21.57	$16.87	$14.11	$17.22	$13.89
Value at end of period	$27.53	$22.27	$28.71	$21.38	$21.65	$20.15	$21.57	$16.87	$14.11	$17.22
Number of accumulation units outstanding at end of period	186	1,492	186	0	0	187	0	0	211	199
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2012)
Value at beginning of period	$35.23	$35.85	$27.51	$26.01	$24.35	$21.70	$16.56	$17.03
Value at end of period	$47.49	$35.23	$35.85	$27.51	$26.01	$24.35	$21.70	$16.56
Number of accumulation units outstanding at end of period	6,370	6,543	6,367	7,303	5,539	5,145	4,861	4,541
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$29.23	$34.91	$31.52	$25.45	$25.78	$24.32	$17.74	$15.57	$16.05	$12.97
Value at end of period	$36.71	$29.23	$34.91	$31.52	$25.45	$25.78	$24.32	$17.74	$15.57	$16.05
Number of accumulation units outstanding at end of period	12,869	14,915	13,684	12,957	16,284	3,007	3,908	2,826	343	5,755
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.44	$18.62	$16.26	$15.46	$15.57	$14.85	$12.85	$11.40	$11.84	$11.06
Value at end of period	$20.46	$17.44	$18.62	$16.26	$15.46	$15.57	$14.85	$12.85	$11.40	$11.84
Number of accumulation units outstanding at end of period	46,972	53,356	42,861	45,975	65,079	145,213	120,542	53,877	59,796	105,440

CFI 34

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.49	$20.29	$17.10	$16.20	$16.38	$15.61	$13.05	$11.41	$12.04	$11.21
Value at end of period	$22.38	$18.49	$20.29	$17.10	$16.20	$16.38	$15.61	$13.05	$11.41	$12.04
Number of accumulation units outstanding at end of period	21,752	66,215	23,887	2,442	25,292	61,816	36,094	18,151	20,670	34,514
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.99	$21.29	$17.68	$16.72	$16.98	$16.12	$13.14	$11.45	$12.16	$11.27
Value at end of period	$23.37	$18.99	$21.29	$17.68	$16.72	$16.98	$16.12	$13.14	$11.45	$12.16
Number of accumulation units outstanding at end of period	11,797	30,367	12,702	6,721	16,424	33,324	19,013	26,307	27,988	35,014
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.14	$20.41	$16.88	$15.97	$16.22	$15.36	$12.51	$10.91	$11.57	$11.53
Value at end of period	$22.43	$18.14	$20.41	$16.88	$15.97	$16.22	$15.36	$12.51	$10.91	$11.57
Number of accumulation units outstanding at end of period	161	3,324	142	11	4,360	8,900	3,874	1,047	448	1
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.46	$15.01	$13.81	$13.31	$13.40	$12.75	$11.99	$10.99	$11.02	$10.51
Value at end of period	$16.25	$14.46	$15.01	$13.81	$13.31	$13.40	$12.75	$11.99	$10.99	$11.02
Number of accumulation units outstanding at end of period	38,810	42,425	25,897	27,244	46,415	3,261	1,997	451	13,252	19,072
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$31.05	$36.43	$32.95	$26.70	$27.30	$24.40	$18.67	$16.12	$16.73	$13.78
Value at end of period	$40.37	$31.05	$36.43	$32.95	$26.70	$27.30	$24.40	$18.67	$16.12	$16.73
Number of accumulation units outstanding at end of period	763	3,733	2,927	4,426	2,449	3,597	8,767	8,774	6,055	5,806
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52	$8.44
Value at end of period	$21.48	$17.96	$21.95	$19.88	$16.15	$16.73	$16.11	$11.57	$10.18	$10.52
Number of accumulation units outstanding at end of period	285	297	280	291	237	0	0	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.68	$13.00	$11.81	$10.32	$10.62	$10.44
Value at end of period	$13.93	$11.68	$13.00	$11.81	$10.32	$10.62
Number of accumulation units outstanding at end of period	32,207	46,622	68,768	4,884	4,497	8,566
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2018)
Value at beginning of period	$15.63	$18.09
Value at end of period	$20.46	$15.63
Number of accumulation units outstanding at end of period	572	1,333
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$27.33	$28.38	$22.85	$21.38	$21.06	$18.93	$15.06
Value at end of period	$37.30	$27.33	$28.38	$22.85	$21.38	$21.06	$18.93
Number of accumulation units outstanding at end of period	2,798	2,117	0	0	0	0	410
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
Value at beginning of period	$30.14	$31.37	$25.33	$23.75	$23.47	$21.13	$15.76	$13.67	$14.29	$11.21
Value at end of period	$41.05	$30.14	$31.37	$25.33	$23.75	$23.47	$21.13	$15.76	$13.67	$14.29
Number of accumulation units outstanding at end of period	1,480	12,060	10,867	12,882	12,619	12,252	12,203	11,140	10,535	12,641
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$32.62	$33.22	$25.06	$24.87	$22.61	$20.96	$15.17	$12.85	$13.09	$11.28
Value at end of period	$42.34	$32.62	$33.22	$25.06	$24.87	$22.61	$20.96	$15.17	$12.85	$13.09
Number of accumulation units outstanding at end of period	6,880	23,323	22,673	28,180	39,045	43,571	63,280	64,617	53,407	50,503

CFI 35

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
WANGER INTERNATIONAL
(Funds were first received in this option during July 2019)
Value at beginning of period	$15.09
Value at end of period	$16.77
Number of accumulation units outstanding at end of period	2,196

TABLE 12
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.55%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
(Funds were first received in this option during September 2011)
Value at beginning of period	$22.82	$23.66	$20.68	$19.21	$19.06	$17.66	$14.64	$12.93	$12.01
Value at end of period	$26.95	$22.82	$23.66	$20.68	$19.21	$19.06	$17.66	$14.64	$12.93
Number of accumulation units outstanding at end of period	695	695	695	119	119	582	119	119	119
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
Value at beginning of period	$21.34	$23.99	$19.41	$18.39	$18.96	$18.39	$14.85	$12.57	$13.72	$12.84
Value at end of period	$26.51	$21.34	$23.99	$19.41	$18.39	$18.96	$18.39	$14.85	$12.57	$13.72
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	176
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.88	$9.15
Value at end of period	$23.75	$18.78	$20.29	$16.60	$14.88	$14.52	$13.45	$10.32	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	215	184	149	108	103
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$27.91	$29.91	$23.41	$23.20	$22.21	$21.71	$17.27	$14.42	$15.75	$14.10
Value at end of period	$35.98	$27.91	$29.91	$23.41	$23.20	$22.21	$21.71	$17.27	$14.42	$15.75
Number of accumulation units outstanding at end of period	0	0	0	1,518	0	0	0	0	7,475	7,064
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
Value at beginning of period	$22.99	$24.87	$21.84	$20.10	$20.48	$18.60	$14.50	$12.62	$13.32	$12.21
Value at end of period	$29.61	$22.99	$24.87	$21.84	$20.10	$20.48	$18.60	$14.50	$12.62	$13.32
Number of accumulation units outstanding at end of period	0	0	0	0	1,241	1,248	1,232	1,412	1,229	325
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.36	$13.73	$12.63	$11.98	$12.61	$12.66	$13.30	$12.42	$12.07	$10.50
Value at end of period	$14.30	$13.36	$13.73	$12.63	$11.98	$12.61	$12.66	$13.30	$12.42	$12.07
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	11,281	16,364
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during March 2011)
Value at beginning of period	$20.94	$23.14	$21.13	$21.22	$21.75	$19.25	$18.69	$15.00	$15.38
Value at end of period	$25.85	$20.94	$23.14	$21.13	$21.22	$21.75	$19.25	$18.69	$15.00
Number of accumulation units outstanding at end of period	0	0	0	0	690	712	681	591	523
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.63	$22.85	$20.64
Value at end of period	$27.63	$21.63	$22.85
Number of accumulation units outstanding at end of period	321	221	123

CFI 36

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$27.16	$28.68	$25.91
Value at end of period	$34.69	$27.16	$28.68
Number of accumulation units outstanding at end of period	4	0	200
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.01	$16.20	$15.59	$15.10	$15.14	$14.30	$14.49	$13.38	$12.49	$11.45
Value at end of period	$17.45	$16.01	$16.20	$15.59	$15.10	$15.14	$14.30	$14.49	$13.38	$12.49
Number of accumulation units outstanding at end of period	639	639	639	1,380	754	1,558	2,455	1,684	1,140	50
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$12.15	$14.40	$11.87	$11.74	$12.25	$13.22	$11.08	$9.40	$10.76	$9.96
Value at end of period	$14.07	$12.15	$14.40	$11.87	$11.74	$12.25	$13.22	$11.08	$9.40	$10.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	440	406
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$24.30	$24.87	$21.81
Value at end of period	$32.01	$24.30	$24.87
Number of accumulation units outstanding at end of period	129	96	62
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$16.03	$17.45	$15.98
Value at end of period	$20.59	$16.03	$17.45
Number of accumulation units outstanding at end of period	458	458	458
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$22.10	$28.51	$24.61
Value at end of period	$27.31	$22.10	$28.51
Number of accumulation units outstanding at end of period	144	114	89
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$32.81
Value at end of period	$35.01
Number of accumulation units outstanding at end of period	0
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$35.06	$35.69	$27.41	$25.92	$24.28	$21.65	$16.53	$14.55	$13.99
Value at end of period	$47.24	$35.06	$35.69	$27.41	$25.92	$24.28	$21.65	$16.53	$14.55
Number of accumulation units outstanding at end of period	0	0	0	0	598	643	684	418	148
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13	$13.20
Value at end of period	$31.59	$25.29	$27.30	$24.25	$21.15	$22.10	$19.80	$15.14	$13.13
Number of accumulation units outstanding at end of period	0	0	0	0	158	131	72	61	48
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.36	$18.55	$16.21	$15.41	$15.53	$14.82	$12.84	$11.39	$11.83	$11.06
Value at end of period	$20.36	$17.36	$18.55	$16.21	$15.41	$15.53	$14.82	$12.84	$11.39	$11.83
Number of accumulation units outstanding at end of period	9,768	15,412	17,143	3,088	84,960	37,455	29,431	7,597	137,715	144,503
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.41	$20.21	$17.04	$16.15	$16.34	$15.57	$13.03	$11.40	$12.04	$11.21
Value at end of period	$22.27	$18.41	$20.21	$17.04	$16.15	$16.34	$15.57	$13.03	$11.40	$12.04
Number of accumulation units outstanding at end of period	8,529	8,149	8,619	5,606	1,918	1,416	167	362	111,067	125,649

CFI 37

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.90	$21.20	$17.62	$16.67	$16.94	$16.09	$13.12	$11.44	$12.16	$11.27
Value at end of period	$23.25	$18.90	$21.20	$17.62	$16.67	$16.94	$16.09	$13.12	$11.44	$12.16
Number of accumulation units outstanding at end of period	10,848	9,972	8,994	859	992	1,070	469	345	28,964	41,822
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.06	$20.33	$16.82	$15.92	$16.18	$15.33	$12.49	$10.90	$11.57	$9.61
Value at end of period	$22.32	$18.06	$20.33	$16.82	$15.92	$16.18	$15.33	$12.49	$10.90	$11.57
Number of accumulation units outstanding at end of period	2,066	1,459	863	1,249	237	153	0	0	1,030	417
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.39	$14.95	$13.77	$13.27	$13.36	$12.72	$11.97	$10.98	$11.01	$10.50
Value at end of period	$16.17	$14.39	$14.95	$13.77	$13.27	$13.36	$12.72	$11.97	$10.98	$11.01
Number of accumulation units outstanding at end of period	0	2,365	2,440	30,987	4,818	0	0	1,783	16,783	18,411
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$12.84	$12.99	$12.90
Value at end of period	$13.79	$12.84	$12.99
Number of accumulation units outstanding at end of period	94	63	30
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$30.82	$36.18	$32.74	$26.54	$27.15	$24.28	$18.58	$16.06	$16.67	$14.41
Value at end of period	$40.05	$30.82	$36.18	$32.74	$26.54	$27.15	$24.28	$18.58	$16.06	$16.67
Number of accumulation units outstanding at end of period	738	691	914	381	381	381	2,449	604	480	4,267
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.43	$23.68	$21.10
Value at end of period	$28.36	$21.43	$23.68
Number of accumulation units outstanding at end of period	37	25	13
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.49	$25.81	$22.06	$18.83	$20.13	$19.52
Value at end of period	$28.01	$22.49	$25.81	$22.06	$18.83	$20.13
Number of accumulation units outstanding at end of period	91	68	45	0	0	564
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.82	$34.15	$30.19	$26.47	$27.45	$24.00	$18.35	$15.37	$15.18	$12.41
Value at end of period	$37.43	$29.82	$34.15	$30.19	$26.47	$27.45	$24.00	$18.35	$15.37	$15.18
Number of accumulation units outstanding at end of period	380	329	279	961	0	0	9	7	5	168
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$32.37	$32.99	$24.90	$24.72	$22.49	$20.86	$15.10	$12.80	$13.08
Value at end of period	$42.01	$32.37	$32.99	$24.90	$24.72	$22.49	$20.86	$15.10	$12.80
Number of accumulation units outstanding at end of period	199	199	199	199	199	257	830	730	643

CFI 38

Condensed Financial Information (continued)

TABLE 13
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.60%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.23	$23.89	$19.33	$18.32	$18.90	$18.35	$14.82	$12.56	$13.71	$12.30
Value at end of period	$26.37	$21.23	$23.89	$19.33	$18.32	$18.90	$18.35	$14.82	$12.56	$13.71
Number of accumulation units outstanding at end of period	7,756	6,874	0	7,233	4,465	0	418	2,025	3,673	830
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.29	$8.87	$9.12	$8.07
Value at end of period	$23.61	$18.68	$20.20	$16.53	$14.83	$14.48	$13.41	$10.29	$8.87	$9.12
Number of accumulation units outstanding at end of period	3,502	2,566	2,439	15,087	13,950	3,564	5,967	30,458	3,661	128
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
(Funds were first received in this option during February 2012)
Value at beginning of period	$16.01	$18.08	$15.56	$13.62	$13.99	$12.58	$9.65	$9.23
Value at end of period	$20.71	$16.01	$18.08	$15.56	$13.62	$13.99	$12.58	$9.65
Number of accumulation units outstanding at end of period	0	0	0	0	95	51	0	5,513
DODGE & COX STOCK FUND
(Funds were first received in this option during November 2018)
Value at beginning of period	$24.53	$27.06
Value at end of period	$30.29	$24.53
Number of accumulation units outstanding at end of period	61	61
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2018)
Value at beginning of period	$70.82	$75.20
Value at end of period	$92.77	$70.82
Number of accumulation units outstanding at end of period	314	0
INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during June 2018)
Value at beginning of period	$5.69	$6.16
Value at end of period	$8.26	$5.69
Number of accumulation units outstanding at end of period	9,212	7,483
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$24.85	$27.40	$24.78	$19.27	$19.57	$18.55	$14.07	$12.65	$12.97
Value at end of period	$31.19	$24.85	$27.40	$24.78	$19.27	$19.57	$18.55	$14.07	$12.65
Number of accumulation units outstanding at end of period	189	169	151	0	0	0	0	47	110
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.28	$13.66	$12.57	$11.93	$12.56	$12.62	$13.26	$12.40	$12.05	$10.49
Value at end of period	$14.21	$13.28	$13.66	$12.57	$11.93	$12.56	$12.62	$13.26	$12.40	$12.05
Number of accumulation units outstanding at end of period	10,031	8,121	0	1,351	10,926	13,330	14,881	4,968	675	4,277
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.03	$12.17	$9.90	$9.39	$10.03
Value at end of period	$13.34	$11.03	$12.17	$9.90	$9.39
Number of accumulation units outstanding at end of period	657	1,214	2,826	6,446	6,661

CFI 39

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.84	$23.04	$21.04	$21.15	$21.69	$19.21	$18.65	$16.63
Value at end of period	$25.71	$20.84	$23.04	$21.04	$21.15	$21.69	$19.21	$18.65
Number of accumulation units outstanding at end of period	276	236	0	1,675	1,674	0	0	3,543
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$17.11	$18.18	$15.98	$15.07	$15.41	$14.69	$12.65	$12.09
Value at end of period	$20.11	$17.11	$18.18	$15.98	$15.07	$15.41	$14.69	$12.65
Number of accumulation units outstanding at end of period	19,569	28,719	13,552	1,029	70,220	67,818	63,096	544
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$18.57	$20.12	$17.13	$16.01	$16.40	$15.60	$12.89	$11.27	$10.44
Value at end of period	$22.53	$18.57	$20.12	$17.13	$16.01	$16.40	$15.60	$12.89	$11.27
Number of accumulation units outstanding at end of period	45,630	41,203	11,048	1,114	36,007	36,631	33,052	0	226
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$19.20	$21.11	$17.70	$16.51	$16.94	$16.09	$13.07	$11.37	$10.47
Value at end of period	$23.73	$19.20	$21.11	$17.70	$16.51	$16.94	$16.09	$13.07	$11.37
Number of accumulation units outstanding at end of period	35,374	32,087	1,912	1,315	23,664	21,274	18,072	177	356
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$18.57	$20.48	$17.10	$15.97	$16.40	$15.54	$12.62	$10.97	$10.12
Value at end of period	$23.01	$18.57	$20.48	$17.10	$15.97	$16.40	$15.54	$12.62	$10.97
Number of accumulation units outstanding at end of period	47,367	40,063	1,480	918	3,486	1,538	732	0	66
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$14.14	$14.72	$13.60	$13.06	$13.30	$12.65	$11.82	$10.97	$10.59
Value at end of period	$15.84	$14.14	$14.72	$13.60	$13.06	$13.30	$12.65	$11.82	$10.97
Number of accumulation units outstanding at end of period	7,009	7,382	5,964	30	37,717	736	560	1,219	127
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$12.08	$14.96
Value at end of period	$13.97	$12.08
Number of accumulation units outstanding at end of period	148	820
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$9.64	$11.16
Value at end of period	$11.61	$9.64
Number of accumulation units outstanding at end of period	46,157	34,037
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34	$10.92
Value at end of period	$31.86	$24.21	$24.78	$19.26	$18.69	$17.72	$15.73	$12.11	$10.34
Number of accumulation units outstanding at end of period	13,978	12,512	2,975	7,311	5,438	3,273	149	147	144
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2017)
Value at beginning of period	$15.16	$16.60	$15.67
Value at end of period	$18.79	$15.16	$16.60
Number of accumulation units outstanding at end of period	0	1,218	1,332

CFI 40

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$34.90	$35.54	$27.31	$25.84	$24.21	$21.60	$20.50
Value at end of period	$46.99	$34.90	$35.54	$27.31	$25.84	$24.21	$21.60
Number of accumulation units outstanding at end of period	29,309	26,117	3,080	2,397	1,738	1,801	1,685
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$30.45	$36.63
Value at end of period	$37.97	$30.45
Number of accumulation units outstanding at end of period	9	2
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.80	$34.42	$31.12	$25.15	$25.50	$24.08	$17.58	$15.45	$15.94	$12.89
Value at end of period	$36.13	$28.80	$34.42	$31.12	$25.15	$25.50	$24.08	$17.58	$15.45	$15.94
Number of accumulation units outstanding at end of period	560	1,434	703	277	715	178	54	58	2,407	0
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.29	$18.48	$16.15	$15.37	$15.49	$14.79	$12.82	$11.38	$11.83	$11.06
Value at end of period	$20.26	$17.29	$18.48	$16.15	$15.37	$15.49	$14.79	$12.82	$11.38	$11.83
Number of accumulation units outstanding at end of period	49,601	47,886	31,772	46,069	23,688	22,198	40,039	27,024	20,744	28,031
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.33	$20.13	$16.98	$16.10	$16.30	$15.54	$13.01	$11.39	$12.03	$11.21
Value at end of period	$22.16	$18.33	$20.13	$16.98	$16.10	$16.30	$15.54	$13.01	$11.39	$12.03
Number of accumulation units outstanding at end of period	182,587	167,763	93,204	104,862	69,078	66,293	80,272	66,274	54,245	46,820
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.82	$21.12	$17.55	$16.62	$16.90	$16.06	$13.10	$11.43	$12.15	$11.27
Value at end of period	$23.14	$18.82	$21.12	$17.55	$16.62	$16.90	$16.06	$13.10	$11.43	$12.15
Number of accumulation units outstanding at end of period	66,869	59,548	19,928	22,578	13,041	7,179	6,140	5,655	2,706	2,327
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2012)
Value at beginning of period	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48	$11.99
Value at end of period	$22.22	$17.98	$20.26	$16.77	$15.88	$16.14	$15.30	$12.48
Number of accumulation units outstanding at end of period	10,240	6,805	2,837	1,986	847	34	13,591	504
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.33	$14.89	$13.72	$13.23	$13.33	$12.70	$11.96	$10.97	$11.01	$10.50
Value at end of period	$16.09	$14.33	$14.89	$13.72	$13.23	$13.33	$12.70	$11.96	$10.97	$11.01
Number of accumulation units outstanding at end of period	23,682	25,458	13,668	21,968	13,593	24	24	1,684	1,705	1,715
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$12.77	$12.61
Value at end of period	$13.71	$12.77
Number of accumulation units outstanding at end of period	18,627	14,741
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$30.59	$35.93	$32.53	$26.38	$27.01	$24.16	$18.50	$16.00	$16.62	$13.70
Value at end of period	$39.74	$30.59	$35.93	$32.53	$26.38	$27.01	$24.16	$18.50	$16.00	$16.62
Number of accumulation units outstanding at end of period	1,633	1,669	735	749	765	861	1,111	594	548	331
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.27	$23.52	$19.46	$18.06	$17.64	$15.73	$11.75	$10.52	$11.11	$9.97
Value at end of period	$28.14	$21.27	$23.52	$19.46	$18.06	$17.64	$15.73	$11.75	$10.52	$11.11
Number of accumulation units outstanding at end of period	2,528	2,159	950	2,554	3,489	1,978	645	836	735	5

CFI 41

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.63	$12.95	$11.78	$10.31	$10.61	$10.44
Value at end of period	$13.85	$11.63	$12.95	$11.78	$10.31	$10.61
Number of accumulation units outstanding at end of period	0	131	128	5,725	6,327	754
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during September 2010)
Value at beginning of period	$26.97	$28.04	$22.60	$21.17	$20.87	$18.78	$13.98	$12.11	$12.65	$10.18
Value at end of period	$36.78	$26.97	$28.04	$22.60	$21.17	$20.87	$18.78	$13.98	$12.11	$12.65
Number of accumulation units outstanding at end of period	0	1,388	1,447	1,350	1,872	2,416	2,248	413	361	361
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2018)
Value at beginning of period	$29.70	$32.38
Value at end of period	$40.41	$29.70
Number of accumulation units outstanding at end of period	345	307

TABLE 14
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.65%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$27.89
Value at end of period	$31.16
Number of accumulation units outstanding at end of period	261
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$11.96	$11.88
Value at end of period	$12.77	$11.96
Number of accumulation units outstanding at end of period	1,160	1,160
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during February 2010)
Value at beginning of period	$21.13	$23.79	$19.26	$18.26	$18.85	$18.30	$14.80	$12.54	$13.69	$12.23
Value at end of period	$26.23	$21.13	$23.79	$19.26	$18.26	$18.85	$18.30	$14.80	$12.54	$13.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	5,664	6,800	6,417
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.58	$20.10	$16.45	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11	$8.07
Value at end of period	$23.48	$18.58	$20.10	$16.45	$14.77	$14.43	$13.38	$10.27	$8.85	$9.11
Number of accumulation units outstanding at end of period	1,815	1,765	1	1	1	15,919	15,572	1,747	6,488	3,847
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2010)
Value at beginning of period	$22.77	$24.66	$21.67	$19.97	$20.37	$18.52	$14.45	$12.59	$13.30	$11.68
Value at end of period	$29.29	$22.77	$24.66	$21.67	$19.97	$20.37	$18.52	$14.45	$12.59	$13.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,038

CFI 42

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during November 2018)
Value at beginning of period	$24.33	$26.56
Value at end of period	$30.00	$24.33
Number of accumulation units outstanding at end of period	2,116	3,683
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$25.31	$27.78
Value at end of period	$33.08	$25.31
Number of accumulation units outstanding at end of period	3,034	3,025
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.69
Value at end of period	$26.10
Number of accumulation units outstanding at end of period	255
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$30.57
Value at end of period	$34.11
Number of accumulation units outstanding at end of period	168
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$30.89
Value at end of period	$33.86
Number of accumulation units outstanding at end of period	147
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$13.20	$13.59	$12.51	$11.88	$12.52	$12.58	$13.23	$12.37	$12.03	$10.64
Value at end of period	$14.12	$13.20	$13.59	$12.51	$11.88	$12.52	$12.58	$13.23	$12.37	$12.03
Number of accumulation units outstanding at end of period	1,094	1,188	0	0	0	0	0	8,396	6,990	7,887
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$12.04
Value at end of period	$13.31
Number of accumulation units outstanding at end of period	1,110
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2010)
Value at beginning of period	$20.74	$22.94	$20.96	$21.08	$21.63	$19.16	$18.62	$14.96	$15.95	$12.83
Value at end of period	$25.58	$20.74	$22.94	$20.96	$21.08	$21.63	$19.16	$18.62	$14.96	$15.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	455
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2018)
Value at beginning of period	$23.22	$24.92
Value at end of period	$29.88	$23.22
Number of accumulation units outstanding at end of period	0	243
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.04	$18.11	$15.93	$15.02	$15.37	$14.66	$12.63	$11.26	$11.53	$10.94
Value at end of period	$20.01	$17.04	$18.11	$15.93	$15.02	$15.37	$14.66	$12.63	$11.26	$11.53
Number of accumulation units outstanding at end of period	1,675	1,651	0	0	0	257	6,787	91,281	40,645	39,301
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.48	$20.04	$17.07	$15.96	$16.36	$15.56	$12.87	$11.26	$11.74	$11.08
Value at end of period	$22.42	$18.48	$20.04	$17.07	$15.96	$16.36	$15.56	$12.87	$11.26	$11.74
Number of accumulation units outstanding at end of period	1,047	834	0	0	0	6,692	14,020	65,929	26,404	20,705

CFI 43

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.11	$21.03	$17.64	$16.46	$16.90	$16.06	$13.05	$11.36	$11.95	$11.23
Value at end of period	$23.61	$19.11	$21.03	$17.64	$16.46	$16.90	$16.06	$13.05	$11.36	$11.95
Number of accumulation units outstanding at end of period	1,201	1,071	29	29	29	6,406	5,968	38,509	9,414	6,278
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2012)
Value at beginning of period	$18.49	$20.40	$17.04	$15.92	$16.36	$15.51	$12.60	$11.74
Value at end of period	$22.90	$18.49	$20.40	$17.04	$15.92	$16.36	$15.51	$12.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	450	268	685
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.07	$14.66	$13.55	$13.02	$13.27	$12.63	$11.81	$10.96	$10.76	$10.28
Value at end of period	$15.76	$14.07	$14.66	$13.55	$13.02	$13.27	$12.63	$11.81	$10.96	$10.76
Number of accumulation units outstanding at end of period	3,752	3,754	0	0	0	381	0	3,480	337	235
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$12.00	$14.23	$11.74	$11.63	$12.14	$13.28
Value at end of period	$13.88	$12.00	$14.23	$11.74	$11.63	$12.14
Number of accumulation units outstanding at end of period	0	0	0	0	1,196	1,299
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$10.89
Value at end of period	$11.54
Number of accumulation units outstanding at end of period	1,782
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.11	$24.69	$19.21	$18.64	$17.68	$15.70	$12.10	$10.34	$10.32
Value at end of period	$31.71	$24.11	$24.69	$19.21	$18.64	$17.68	$15.70	$12.10	$10.34
Number of accumulation units outstanding at end of period	5,699	4,018	1,377	2,729	0	2,603	0	1,219	12,442
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$15.07	$16.50	$15.90
Value at end of period	$18.66	$15.07	$16.50
Number of accumulation units outstanding at end of period	222	222	5
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$15.93	$17.36	$15.87
Value at end of period	$20.44	$15.93	$17.36
Number of accumulation units outstanding at end of period	924	1,685	2,567
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$34.73	$35.38	$27.20	$25.75	$24.14	$21.55	$16.47	$14.51	$14.05	$12.02
Value at end of period	$46.74	$34.73	$35.38	$27.20	$25.75	$24.14	$21.55	$16.47	$14.51	$14.05
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	612
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11	$11.42
Value at end of period	$31.26	$25.05	$27.06	$24.07	$21.01	$21.97	$19.71	$15.09	$13.10	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	568

CFI 44

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.21	$18.40	$16.10	$15.32	$15.46	$14.76	$12.80	$11.37	$11.82	$11.05
Value at end of period	$20.16	$17.21	$18.40	$16.10	$15.32	$15.46	$14.76	$12.80	$11.37	$11.82
Number of accumulation units outstanding at end of period	7,695	7,694	17,665	37,239	10,789	11,201	9,841	55,690	90,763	92,442
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.25	$20.06	$16.92	$16.06	$16.26	$15.51	$12.99	$11.38	$12.03	$11.21
Value at end of period	$22.05	$18.25	$20.06	$16.92	$16.06	$16.26	$15.51	$12.99	$11.38	$12.03
Number of accumulation units outstanding at end of period	5,324	9,365	62,717	80,527	14,287	35,556	11,683	50,452	50,148	69,397
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.74	$21.04	$17.49	$16.57	$16.86	$16.03	$13.09	$11.42	$12.14	$11.26
Value at end of period	$23.02	$18.74	$21.04	$17.49	$16.57	$16.86	$16.03	$13.09	$11.42	$12.14
Number of accumulation units outstanding at end of period	2,545	2,829	32,336	22,282	3,548	23,868	2,629	12,597	69,530	67,961
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2010)
Value at beginning of period	$17.91	$20.18	$16.71	$15.83	$16.10	$15.27	$12.46	$10.88	$11.56	$9.83
Value at end of period	$22.11	$17.91	$20.18	$16.71	$15.83	$16.10	$15.27	$12.46	$10.88	$11.56
Number of accumulation units outstanding at end of period	0	8	1,232	2,713	0	0	0	827	300	17
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.27	$14.84	$13.67	$13.19	$13.30	$12.67	$11.94	$10.96	$11.00	$10.50
Value at end of period	$16.01	$14.27	$14.84	$13.67	$13.19	$13.30	$12.67	$11.94	$10.96	$11.00
Number of accumulation units outstanding at end of period	0	4,462	34,419	45,638	40,178	3,735	1,259	30	7,253	20,985
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$13.36
Value at end of period	$13.64
Number of accumulation units outstanding at end of period	7,259
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$30.37	$35.68	$32.32	$26.22	$26.86	$24.04	$18.42	$15.93	$16.56	$13.27
Value at end of period	$39.42	$30.37	$35.68	$32.32	$26.22	$26.86	$24.04	$18.42	$15.93	$16.56
Number of accumulation units outstanding at end of period	212	212	1	1	1	1,306	1,295	1,340	152	232
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.11	$23.35	$19.33	$17.95	$17.54	$15.65	$11.69	$10.48	$11.07	$9.94
Value at end of period	$27.91	$21.11	$23.35	$19.33	$17.95	$17.54	$15.65	$11.69	$10.48	$11.07
Number of accumulation units outstanding at end of period	907	489	0	1,865	0	0	0	2,140	6,047	16,514
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44	$8.39
Value at end of period	$21.04	$17.62	$21.56	$19.57	$15.92	$16.51	$15.93	$11.46	$10.10	$10.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,620	1,440
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.16	$25.46	$21.77	$18.60	$19.91	$18.37	$13.69	$11.62	$11.94	$10.44
Value at end of period	$27.57	$22.16	$25.46	$21.77	$18.60	$19.91	$18.37	$13.69	$11.62	$11.94
Number of accumulation units outstanding at end of period	1,716	943	0	631	0	0	539	534	73	49
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during November 2013)
Value at beginning of period	$26.80	$27.87	$22.48	$21.06	$20.78	$18.70	$17.80
Value at end of period	$36.52	$26.80	$27.87	$22.48	$21.06	$20.78	$18.70
Number of accumulation units outstanding at end of period	0	0	1,350	0	2,959	3,006	1,536

CFI 45

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$31.90	$32.54	$24.58	$24.43	$22.25	$20.65	$14.96	$12.70	$12.95	$10.84
Value at end of period	$41.35	$31.90	$32.54	$24.58	$24.43	$22.25	$20.65	$14.96	$12.70	$12.95
Number of accumulation units outstanding at end of period	0	0	0	0	2,679	2,716	0	10,041	9,754	8,719
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$17.45	$20.47	$20.26
Value at end of period	$22.10	$17.45	$20.47
Number of accumulation units outstanding at end of period	0	0	591
WANGER INTERNATIONAL
(Funds were first received in this option during December 2019)
Value at beginning of period	$16.47
Value at end of period	$16.45
Number of accumulation units outstanding at end of period	59

TABLE 15
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.03	$23.68	$19.19	$18.20	$18.80	$18.26	$14.77	$12.52	$13.68	$11.88
Value at end of period	$26.09	$21.03	$23.68	$19.19	$18.20	$18.80	$18.26	$14.77	$12.52	$13.68
Number of accumulation units outstanding at end of period	41	41	41	137	34	67	506	1,505	6,860	4,176
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.48	$20.00	$16.38	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10	$8.06
Value at end of period	$23.34	$18.48	$20.00	$16.38	$14.71	$14.38	$13.34	$10.25	$8.84	$9.10
Number of accumulation units outstanding at end of period	1,382	1,382	1,962	8,470	5,590	813	1,476	2,882	4,191	5,284
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$15.84	$17.90	$15.43	$13.52	$13.89	$12.51	$9.61	$8.43	$8.98	$7.80
Value at end of period	$20.47	$15.84	$17.90	$15.43	$13.52	$13.89	$12.51	$9.61	$8.43	$8.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	7,627
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$22.66	$24.55	$21.59	$19.90	$20.31	$18.48	$14.42	$14.42
Value at end of period	$29.14	$22.66	$24.55	$21.59	$19.90	$20.31	$18.48	$14.42
Number of accumulation units outstanding at end of period	40	40	40	40	34	22	365	159
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$30.55
Value at end of period	$34.42
Number of accumulation units outstanding at end of period	2,829
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$18.43	$19.39	$17.97
Value at end of period	$22.07	$18.43	$19.39
Number of accumulation units outstanding at end of period	0	0	649

CFI 46

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
TEMPLETON FOREIGN FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$16.65	$19.76	$19.47
Value at end of period	$18.55	$16.65	$19.76
Number of accumulation units outstanding at end of period	0	0	33
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during April 2016)
Value at beginning of period	$24.63	$27.19	$24.61	$19.57
Value at end of period	$30.88	$24.63	$27.19	$24.61
Number of accumulation units outstanding at end of period	0	0	0	20
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.13	$13.51	$12.45	$11.82	$12.47	$12.54	$13.19	$13.19
Value at end of period	$14.03	$13.13	$13.51	$12.45	$11.82	$12.47	$12.54	$13.19
Number of accumulation units outstanding at end of period	1,077	2,656	1,646	830	43	110	1,398	1,129
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.99	$12.14	$9.88	$9.38	$10.03
Value at end of period	$13.27	$10.99	$12.14	$9.88	$9.38
Number of accumulation units outstanding at end of period	1,324	3,208	4,327	944	1,520
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.64	$22.84	$20.88	$21.01	$21.57	$19.12	$18.58	$14.94	$16.31
Value at end of period	$25.44	$20.64	$22.84	$20.88	$21.01	$21.57	$19.12	$18.58	$14.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	792	731	636
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.96	$18.03	$15.87	$14.98	$15.33	$14.63	$12.61	$11.25	$11.52	$10.94
Value at end of period	$19.91	$16.96	$18.03	$15.87	$14.98	$15.33	$14.63	$12.61	$11.25	$11.52
Number of accumulation units outstanding at end of period	0	7,029	5,574	4,083	2,111	453	24,697	28,319	82,394	47,984
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.40	$19.96	$17.01	$15.91	$16.32	$15.53	$12.85	$11.25	$11.73	$11.08
Value at end of period	$22.31	$18.40	$19.96	$17.01	$15.91	$16.32	$15.53	$12.85	$11.25	$11.73
Number of accumulation units outstanding at end of period	0	2,351	1,154	606	676	667	18,927	18,978	59,368	31,380
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.02	$20.94	$17.58	$16.41	$16.86	$16.02	$13.03	$11.34	$11.94	$11.23
Value at end of period	$23.49	$19.02	$20.94	$17.58	$16.41	$16.86	$16.02	$13.03	$11.34	$11.94
Number of accumulation units outstanding at end of period	0	1,636	1,381	1,309	1,136	1,164	15,322	12,884	43,502	23,092
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$18.41	$20.32	$16.98	$15.88	$16.32	$15.48	$12.58	$10.95	$11.94
Value at end of period	$22.79	$18.41	$20.32	$16.98	$15.88	$16.32	$15.48	$12.58	$10.95
Number of accumulation units outstanding at end of period	0	870	2,009	1,977	1,942	1,720	4,611	3,212	2,791
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$14.01	$14.61	$13.51	$12.98	$13.24	$12.60	$11.79	$10.95	$10.76	$10.23
Value at end of period	$15.68	$14.01	$14.61	$13.51	$12.98	$13.24	$12.60	$11.79	$10.95	$10.76
Number of accumulation units outstanding at end of period	0	11,667	884	1,139	1,189	665	479	1	9,933	8,728

CFI 47

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.28
Value at end of period	$11.47
Number of accumulation units outstanding at end of period	502
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$24.01	$24.61	$19.15	$18.59	$17.65	$16.59
Value at end of period	$31.57	$24.01	$24.61	$19.15	$18.59	$17.65
Number of accumulation units outstanding at end of period	694	2,635	7,925	3,768	5,550	4,529
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$21.61	$27.92	$20.84	$21.14	$19.72	$21.15	$16.57	$13.89	$16.98	$13.73
Value at end of period	$26.67	$21.61	$27.92	$20.84	$21.14	$19.72	$21.15	$16.57	$13.89	$16.98
Number of accumulation units outstanding at end of period	3,464	3,609	4,882	4,969	1,190	1,161	1,133	1,109	312	355
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2010)
Value at beginning of period	$34.56	$35.23	$27.10	$25.67	$24.07	$21.50	$16.44	$14.49	$14.04	$11.91
Value at end of period	$46.49	$34.56	$35.23	$27.10	$25.67	$24.07	$21.50	$16.44	$14.49	$14.04
Number of accumulation units outstanding at end of period	348	0	734	0	0	6,270	6,318	6,053	4,970	499
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2018)
Value at beginning of period	$19.95	$21.36
Value at end of period	$25.96	$19.95
Number of accumulation units outstanding at end of period	667	539
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$27.86
Value at end of period	$31.09
Number of accumulation units outstanding at end of period	561
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$22.72
Value at end of period	$24.94
Number of accumulation units outstanding at end of period	964
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$28.37	$33.95	$30.72	$24.85	$25.22	$23.84	$17.43	$15.33	$15.83	$12.81
Value at end of period	$35.56	$28.37	$33.95	$30.72	$24.85	$25.22	$23.84	$17.43	$15.33	$15.83
Number of accumulation units outstanding at end of period	0	0	295	1,996	1,595	0	4,729	8,196	3,247	3,313
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.13	$18.33	$16.04	$15.28	$15.42	$14.73	$12.78	$11.36	$11.82	$11.05
Value at end of period	$20.06	$17.13	$18.33	$16.04	$15.28	$15.42	$14.73	$12.78	$11.36	$11.82
Number of accumulation units outstanding at end of period	1,023	5,899	38,613	72,782	58,447	63,796	123,246	149,281	129,882	134,925
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.17	$19.98	$16.86	$16.01	$16.22	$15.48	$12.98	$11.37	$12.02	$11.21
Value at end of period	$21.94	$18.17	$19.98	$16.86	$16.01	$16.22	$15.48	$12.98	$11.37	$12.02
Number of accumulation units outstanding at end of period	22,755	24,747	104,042	136,728	120,338	114,700	207,468	147,368	60,721	63,271
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.65	$20.95	$17.43	$16.52	$16.82	$15.99	$13.07	$11.41	$12.14	$11.26
Value at end of period	$22.91	$18.65	$20.95	$17.43	$16.52	$16.82	$15.99	$13.07	$11.41	$12.14
Number of accumulation units outstanding at end of period	10,093	11,501	37,761	59,207	51,810	48,354	74,834	60,475	31,935	34,383

CFI 48

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.83	$20.10	$16.66	$15.79	$16.07	$15.25	$12.45	$10.87	$11.55	$11.31
Value at end of period	$22.00	$17.83	$20.10	$16.66	$15.79	$16.07	$15.25	$12.45	$10.87	$11.55
Number of accumulation units outstanding at end of period	886	667	4,232	8,801	3,659	1,686	2,759	1,936	253	8
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.20	$14.78	$13.62	$13.16	$13.26	$12.65	$11.92	$10.95	$11.00	$10.50
Value at end of period	$15.93	$14.20	$14.78	$13.62	$13.16	$13.26	$12.65	$11.92	$10.95	$11.00
Number of accumulation units outstanding at end of period	24,706	30,067	38,413	71,240	73,393	16,449	18,779	6,600	20,171	19,854
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$13.52
Value at end of period	$13.56
Number of accumulation units outstanding at end of period	21
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$24.57
Value at end of period	$27.69
Number of accumulation units outstanding at end of period	99
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42	$8.65
Value at end of period	$20.90	$17.51	$21.44	$19.46	$15.84	$16.44	$15.87	$11.42	$10.07	$10.42
Number of accumulation units outstanding at end of period	9,464	9,424	7,241	7,225	7,332	1,772	2,692	0	0	1,438
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.58	$12.91	$11.75	$10.29	$10.61	$10.43
Value at end of period	$13.77	$11.58	$12.91	$11.75	$10.29	$10.61
Number of accumulation units outstanding at end of period	58	52	47	55,430	49,196	45,087
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$26.62	$27.71	$22.35	$20.96	$20.69	$18.63	$13.88	$12.03	$12.59	$9.86
Value at end of period	$36.27	$26.62	$27.71	$22.35	$20.96	$20.69	$18.63	$13.88	$12.03	$12.59
Number of accumulation units outstanding at end of period	0	0	0	0	35	35	35	1,069	768	54
WANGER SELECT
(Funds were first received in this option during October 2017)
Value at beginning of period	$21.28	$24.52	$22.87
Value at end of period	$27.27	$21.28	$24.52
Number of accumulation units outstanding at end of period	3	328	308

TABLE 16
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER RESPONSIBLE INVESTING FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$19.76
Value at end of period	$22.32
Number of accumulation units outstanding at end of period	45

CFI 49

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$24.91	$31.17	$28.56
Value at end of period	$30.67	$24.91	$31.17
Number of accumulation units outstanding at end of period	0	252	239
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during December 2011)
Value at beginning of period	$20.93	$23.58	$19.11	$18.14	$18.74	$18.22	$14.74	$12.51	$12.51
Value at end of period	$25.95	$20.93	$23.58	$19.11	$18.14	$18.74	$18.22	$14.74	$12.51
Number of accumulation units outstanding at end of period	1,163	0	0	0	0	0	0	0	286
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$21.10	$25.15	$19.45	$19.52	$19.89	$20.64	$17.36	$14.71	$17.21	$15.89
Value at end of period	$26.51	$21.10	$25.15	$19.45	$19.52	$19.89	$20.64	$17.36	$14.71	$17.21
Number of accumulation units outstanding at end of period	26	1,481	0	651	562	417	404	746	386	1,039
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.38	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22	$9.08
Value at end of period	$23.20	$18.38	$19.91	$16.31	$14.66	$14.33	$13.30	$10.22
Number of accumulation units outstanding at end of period	2,085	0	0	0	0	0	804	712
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$27.09	$29.09	$22.82	$22.65	$21.73	$21.29	$16.97	$14.20	$15.54	$13.93
Value at end of period	$34.85	$27.09	$29.09	$22.82	$22.65	$21.73	$21.29	$16.97	$14.20	$15.54
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	238
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$28.32	$29.50	$23.64	$22.03	$21.13	$19.54	$14.76	$12.37	$13.14	$11.82
Value at end of period	$35.90	$28.32	$29.50	$23.64	$22.03	$21.13	$19.54	$14.76	$12.37	$13.14
Number of accumulation units outstanding at end of period	0	4,723	1,085	0	0	0	3,332	4,156	3,878	5,030
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$21.44	$22.85	$20.39	$18.64	$19.14	$17.85	$15.27	$13.79	$13.21	$11.93
Value at end of period	$25.22	$21.44	$22.85	$20.39	$18.64	$19.14	$17.85	$15.27	$13.79	$13.21
Number of accumulation units outstanding at end of period	0	1,349	1,246	0	0	0	1,804	1,605	1,426	245
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$24.59	$25.62	$21.56	$19.22	$19.46	$17.70	$13.56	$12.19	$11.51	$10.27
Value at end of period	$30.54	$24.59	$25.62	$21.56	$19.22	$19.46	$17.70	$13.56	$12.19	$11.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$24.75
Value at end of period	$27.75
Number of accumulation units outstanding at end of period	97
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during December 2011)
Value at beginning of period	$22.55	$24.44	$21.51	$19.83	$20.25	$18.43	$14.39	$12.56	$12.56
Value at end of period	$28.98	$22.55	$24.44	$21.51	$19.83	$20.25	$18.43	$14.39	$12.56
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	294
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$29.53
Value at end of period	$32.11
Number of accumulation units outstanding at end of period	95

CFI 50

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$23.97	$27.21	$25.08	$22.50	$23.58	$22.67	$18.27	$16.28	$16.94	$15.40
Value at end of period	$29.52	$23.97	$27.21	$25.08	$22.50	$23.58	$22.67	$18.27	$16.28	$16.94
Number of accumulation units outstanding at end of period	0	443	413	0	0	0	3,749	2,920	2,486	0
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$20.60	$23.62	$22.00
Value at end of period	$25.69	$20.60	$23.62
Number of accumulation units outstanding at end of period	0	243	226
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during August 2019)
Value at beginning of period	$11.86
Value at end of period	$12.23
Number of accumulation units outstanding at end of period	1,901
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$28.18	$32.29	$29.63
Value at end of period	$33.57	$28.18	$32.29
Number of accumulation units outstanding at end of period	0	163	155
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during June 2018)
Value at beginning of period	$18.29	$19.29
Value at end of period	$21.89	$18.29
Number of accumulation units outstanding at end of period	865	2,871
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$28.22	$31.97	$29.00	$23.62	$24.76	$22.67	$17.45	$14.77	$15.72	$13.67
Value at end of period	$33.33	$28.22	$31.97	$29.00	$23.62	$24.76	$22.67	$17.45	$14.77	$15.72
Number of accumulation units outstanding at end of period	0	141	133	0	0	0	0	0	0	0
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2015)
Value at beginning of period	$24.52	$27.08	$24.52	$19.10	$19.51
Value at end of period	$30.73	$24.52	$27.08	$24.52	$19.10
Number of accumulation units outstanding at end of period	0	0	0	0	11
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$17.25	$18.67
Value at end of period	$20.34	$17.25
Number of accumulation units outstanding at end of period	0	48
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$13.05	$13.44	$12.39	$11.77	$12.42	$12.49	$13.15	$12.31	$11.98	$10.45
Value at end of period	$13.94	$13.05	$13.44	$12.39	$11.77	$12.42	$12.49	$13.15	$12.31	$11.98
Number of accumulation units outstanding at end of period	982	901	1,307	1,259	1,567	1,552	2,336	7,110	10,977	0
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.84	$14.83	$14.71	$14.58	$14.46	$13.89	$14.25	$13.96	$13.09	$12.42
Value at end of period	$15.49	$14.84	$14.83	$14.71	$14.58	$14.46	$13.89	$14.25	$13.96	$13.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	173	145	0	0
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$22.87	$25.09
Value at end of period	$29.41	$22.87
Number of accumulation units outstanding at end of period	0	715

CFI 51

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$23.33	$28.73
Value at end of period	$28.09	$23.33
Number of accumulation units outstanding at end of period	0	2,723
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2015)
Value at beginning of period	$16.88	$17.96	$15.82	$14.93	$15.80
Value at end of period	$19.81	$16.88	$17.96	$15.82	$14.93
Number of accumulation units outstanding at end of period	0	0	0	0	105
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2015)
Value at beginning of period	$18.32	$19.88	$16.95	$15.87	$15.34
Value at end of period	$22.20	$18.32	$19.88	$16.95	$15.87
Number of accumulation units outstanding at end of period	0	0	2,392	2,190	2,105
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2017)
Value at beginning of period	$18.94	$20.86	$20.55
Value at end of period	$23.38	$18.94	$20.86
Number of accumulation units outstanding at end of period	180	0	193
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2015)
Value at beginning of period	$13.95	$14.55	$13.46	$12.94	$13.50
Value at end of period	$15.60	$13.95	$14.55	$13.46	$12.94
Number of accumulation units outstanding at end of period	0	0	0	0	114
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.54	$15.75	$15.19	$14.75	$14.81	$14.02	$14.23	$13.17	$12.32	$11.31
Value at end of period	$16.90	$15.54	$15.75	$15.19	$14.75	$14.81	$14.02	$14.23	$13.17	$12.32
Number of accumulation units outstanding at end of period	0	979	0	0	0	0	872	1,710	1,336	550
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$11.85	$14.07	$11.62	$11.52	$12.04	$13.02	$10.94	$9.29	$11.11
Value at end of period	$13.69	$11.85	$14.07	$11.62	$11.52	$12.04	$13.02	$10.94	$9.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,630	1,559	1,769
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.91	$24.52	$19.09	$18.55	$17.61	$16.56
Value at end of period	$31.43	$23.91	$24.52	$19.09	$18.55	$17.61
Number of accumulation units outstanding at end of period	0	0	0	27	27	15
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$14.91	$16.17
Value at end of period	$18.45	$14.91
Number of accumulation units outstanding at end of period	0	470
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$15.84	$17.93
Value at end of period	$20.30	$15.84
Number of accumulation units outstanding at end of period	72	2,739
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$21.45	$27.73	$20.70	$21.02	$19.61	$21.04	$16.50	$13.83	$16.92	$13.69
Value at end of period	$26.46	$21.45	$27.73	$20.70	$21.02	$19.61	$21.04	$16.50	$13.83	$16.92
Number of accumulation units outstanding at end of period	0	0	0	67	65	37	223	0	0	0

CFI 52

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$26.73	$29.37	$28.24	$27.51	$26.91	$20.83	$20.62	$18.02	$16.61	$13.13
Value at end of period	$33.91	$26.73	$29.37	$28.24	$27.51	$26.91	$20.83	$20.62	$18.02	$16.61
Number of accumulation units outstanding at end of period	0	436	0	0	0	0	2,751	2,693	0	0
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2017)
Value at beginning of period	$19.18	$21.83	$19.23
Value at end of period	$23.77	$19.18	$21.83
Number of accumulation units outstanding at end of period	0	0	3
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.06	$18.26	$15.99	$15.23	$15.38	$14.70	$12.76	$11.35	$11.81	$11.05
Value at end of period	$19.96	$17.06	$18.26	$15.99	$15.23	$15.38	$14.70	$12.76	$11.35	$11.81
Number of accumulation units outstanding at end of period	7,156	6,835	7,555	25,034	31,587	30,235	20,670	21,580	41,308	15,565
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.09	$19.90	$16.81	$15.96	$16.18	$15.45	$12.96	$11.35	$12.01	$11.21
Value at end of period	$21.83	$18.09	$19.90	$16.81	$15.96	$16.18	$15.45	$12.96	$11.35	$12.01
Number of accumulation units outstanding at end of period	6,996	7,299	3,092	12,041	11,574	11,553	27,649	24,597	34,710	9,357
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.57	$20.87	$17.37	$16.47	$16.77	$15.96	$13.05	$11.39	$12.13	$11.26
Value at end of period	$22.80	$18.57	$20.87	$17.37	$16.47	$16.77	$15.96	$13.05	$11.39	$12.13
Number of accumulation units outstanding at end of period	2,829	2,993	2,835	12,979	11,064	9,577	22,551	20,157	38,180	14,641
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2011)
Value at beginning of period	$17.75	$20.02	$16.60	$15.74	$16.03	$15.22	$12.43	$10.86	$10.85
Value at end of period	$21.90	$17.75	$20.02	$16.60	$15.74	$16.03	$15.22	$12.43	$10.86
Number of accumulation units outstanding at end of period	4,914	2,900	1,555	1,825	1,228	938	1,048	575	1,048
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$14.14	$14.72	$13.58	$13.12	$13.23	$12.62	$11.90	$10.94	$11.25
Value at end of period	$15.85	$14.14	$14.72	$13.58	$13.12	$13.23	$12.62	$11.90	$10.94
Number of accumulation units outstanding at end of period	4,148	3,807	3,238	8,403	4,983	2,084	4,191	3,509	2,872
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2017)
Value at beginning of period	$17.66	$18.97	$18.01
Value at end of period	$20.88	$17.66	$18.97
Number of accumulation units outstanding at end of period	0	2,263	2,072
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$29.92	$35.19	$31.91	$25.91	$26.57	$23.80	$18.25	$15.81	$16.45	$13.58
Value at end of period	$38.80	$29.92	$35.19	$31.91	$25.91	$26.57	$23.80	$18.25	$15.81	$16.45
Number of accumulation units outstanding at end of period	19	0	0	550	505	389	0	0	4,738	684
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$32.25	$33.12	$26.03	$24.90	$26.41	$25.50	$18.51	$15.58	$15.36	$12.23
Value at end of period	$44.34	$32.25	$33.12	$26.03	$24.90	$26.41	$25.50	$18.51	$15.58	$15.36
Number of accumulation units outstanding at end of period	0	251	174	0	0	0	6,087	177	2,015	57
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.80	$23.03	$19.09	$17.74	$17.35	$15.50	$11.59	$10.40	$10.99	$9.89
Value at end of period	$27.47	$20.80	$23.03	$19.09	$17.74	$17.35	$15.50	$11.59	$10.40	$10.99
Number of accumulation units outstanding at end of period	0	0	0	4	24	14	5,308	0	0	0

CFI 53

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.55	$12.88	$11.73	$10.28	$10.60	$10.43
Value at end of period	$13.73	$11.55	$12.88	$11.73	$10.28	$10.60
Number of accumulation units outstanding at end of period	3,432	3,754	3,798	3,485	2,945	2,761
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.94	$33.21	$29.42	$25.85	$26.86	$23.53	$18.02	$15.13	$14.97	$12.27
Value at end of period	$36.26	$28.94	$33.21	$29.42	$25.85	$26.86	$23.53	$18.02	$15.13	$14.97
Number of accumulation units outstanding at end of period	40	1,498	0	231	214	146	39	0	263	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during June 2018)
Value at beginning of period	$26.45	$29.11
Value at end of period	$36.02	$26.45
Number of accumulation units outstanding at end of period	0	138
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$22.11	$24.59	$22.67
Value at end of period	$27.72	$22.11	$24.59
Number of accumulation units outstanding at end of period	0	992	918

TABLE 17
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$27.37	$27.90	$26.39
Value at end of period	$36.11	$27.37	$27.90
Number of accumulation units outstanding at end of period	1,727	1,542	1,292
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.03	$27.66	$26.63
Value at end of period	$36.92	$28.03	$27.66
Number of accumulation units outstanding at end of period	0	0	4
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2019)
Value at beginning of period	$12.53
Value at end of period	$12.57
Number of accumulation units outstanding at end of period	59
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during January 2010)
Value at beginning of period	$20.83	$23.48	$19.04	$18.08	$18.69	$18.18	$14.72	$12.49	$13.66	$13.08
Value at end of period	$25.81	$20.83	$23.48	$19.04	$18.08	$18.69	$18.18	$14.72	$12.49	$13.66
Number of accumulation units outstanding at end of period	0	0	0	0	4,995	4,400	2,562	0	1,199	868

CFI 54

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08	$8.05
Value at end of period	$23.07	$18.29	$19.81	$16.24	$14.60	$14.28	$13.26	$10.20	$8.80	$9.08
Number of accumulation units outstanding at end of period	3,666	4,300	2,656	1,384	3,729	4,896	1,915	2,615	29,036	23,608
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during October 2017)
Value at beginning of period	$18.72	$21.23	$20.57
Value at end of period	$23.93	$18.72	$21.23
Number of accumulation units outstanding at end of period	88	81	73
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during October 2019)
Value at beginning of period	$31.38
Value at end of period	$33.37
Number of accumulation units outstanding at end of period	256
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$15.67	$17.73	$15.29	$13.42	$13.80	$12.44	$9.56	$8.40	$8.96	$7.78
Value at end of period	$20.24	$15.67	$17.73	$15.29	$13.42	$13.80	$12.44	$9.56	$8.40	$8.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	9	4,745	4,146
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during November 2018)
Value at beginning of period	$13.34	$14.58
Value at end of period	$16.17	$13.34
Number of accumulation units outstanding at end of period	0	139
INVESCO ENDEAVOR FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$19.58	$23.84	$22.54
Value at end of period	$23.61	$19.58	$23.84
Number of accumulation units outstanding at end of period	327	270	222
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$68.93	$69.27	$72.35
Value at end of period	$90.13	$68.93	$69.27
Number of accumulation units outstanding at end of period	736	655	421
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
Value at beginning of period	$23.89
Value at end of period	$25.48
Number of accumulation units outstanding at end of period	25
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$28.57	$33.32
Value at end of period	$37.32	$28.57
Number of accumulation units outstanding at end of period	0	20
LORD ABBETT SMALL-CAP VALUE FUND (CLASS A)
Value at beginning of period	$31.49
Value at end of period	$33.30
Number of accumulation units outstanding at end of period	1,376
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2018)
Value at beginning of period	$18.16	$19.15
Value at end of period	$21.72	$18.16
Number of accumulation units outstanding at end of period	827	633

CFI 55

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
(Funds were first received in this option during July 2010)
Value at beginning of period	$28.01	$31.75	$28.82	$23.48	$24.63	$22.56	$17.37	$14.72	$15.66	$13.66
Value at end of period	$33.06	$28.01	$31.75	$28.82	$23.48	$24.63	$22.56	$17.37	$14.72	$15.66
Number of accumulation units outstanding at end of period	3,839	0	0	0	1,183	1,031	74	1,370	1,228	1,095
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.41	$26.97	$24.44	$19.05	$19.38	$18.40	$15.60
Value at end of period	$30.58	$24.41	$26.97	$24.44	$19.05	$19.38	$18.40
Number of accumulation units outstanding at end of period	0	0	0	134	114	92	70
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.97	$13.37	$12.33	$11.72	$12.37	$12.45	$13.11	$12.28	$11.96	$10.51
Value at end of period	$13.85	$12.97	$13.37	$12.33	$11.72	$12.37	$12.45	$13.11	$12.28	$11.96
Number of accumulation units outstanding at end of period	1,341	1,356	55	110	740	341	0	275	3,842	3,184
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	1,119	1,174	713	618	619
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
Value at beginning of period	$20.44	$22.64	$20.73	$20.87	$21.45	$19.03	$18.52	$14.90	$15.91	$13.97
Value at end of period	$25.17	$20.44	$22.64	$20.73	$20.87	$21.45	$19.03	$18.52	$14.90	$15.91
Number of accumulation units outstanding at end of period	0	0	0	67	0	0	0	5	3,070	2,553
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.81	$17.89	$15.76	$14.89	$15.26	$14.58	$12.57	$11.23	$11.51	$10.94
Value at end of period	$19.72	$16.81	$17.89	$15.76	$14.89	$15.26	$14.58	$12.57	$11.23	$11.51
Number of accumulation units outstanding at end of period	15,301	20,979	11,767	28,303	11,613	12,638	13,520	24,758	10,997	75
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.24	$19.80	$16.90	$15.82	$16.24	$15.47	$12.81	$11.23	$12.45
Value at end of period	$22.09	$18.24	$19.80	$16.90	$15.82	$16.24	$15.47	$12.81	$11.23
Number of accumulation units outstanding at end of period	885	7,027	8,215	21,043	9,639	10,697	8,850	15,296	5,569
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.86	$20.78	$17.46	$16.31	$16.78	$15.96	$12.99	$11.32	$11.93	$11.22
Value at end of period	$23.26	$18.86	$20.78	$17.46	$16.31	$16.78	$15.96	$12.99	$11.32	$11.93
Number of accumulation units outstanding at end of period	135	2,208	1,827	9,608	3,701	3,561	3,497	7,819	3,800	18
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2011)
Value at beginning of period	$18.25	$20.17	$16.87	$15.79	$16.25	$15.43	$12.55	$10.94	$10.94
Value at end of period	$22.57	$18.25	$20.17	$16.87	$15.79	$16.25	$15.43	$12.55	$10.94
Number of accumulation units outstanding at end of period	221	1,881	1,574	3,033	3,394	2,674	2,168	243	32
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.89	$14.49	$13.41	$12.90	$13.17	$12.55	$11.76	$10.93	$10.75	$10.39
Value at end of period	$15.53	$13.89	$14.49	$13.41	$12.90	$13.17	$12.55	$11.76	$10.93	$10.75
Number of accumulation units outstanding at end of period	9,442	294	2,036	8,243	6,566	5,492	5,252	3,913	30	123
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$11.77	$13.99	$11.56	$11.46	$11.98	$12.97	$10.90	$9.26	$10.64	$9.87
Value at end of period	$13.59	$11.77	$13.99	$11.56	$11.46	$11.98	$12.97	$10.90	$9.26	$10.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

CFI 56

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$9.44	$10.06
Value at end of period	$11.34	$9.44
Number of accumulation units outstanding at end of period	164	60
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.81	$24.43	$19.03	$18.50	$17.57	$15.63	$12.06	$10.32	$10.32
Value at end of period	$31.28	$23.81	$24.43	$19.03	$18.50	$17.57	$15.63	$12.06	$10.32
Number of accumulation units outstanding at end of period	3,588	4,621	3,256	6,047	5,161	4,761	3,674	2,942	6,151
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.33	$15.72	$13.99	$12.45	$13.24
Value at end of period	$17.70	$14.33	$15.72	$13.99	$12.45
Number of accumulation units outstanding at end of period	621	8	516	501	501
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2019)
Value at beginning of period	$16.72
Value at end of period	$18.28
Number of accumulation units outstanding at end of period	669
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2019)
Value at beginning of period	$41.21
Value at end of period	$46.00
Number of accumulation units outstanding at end of period	472
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$27.95	$33.48	$30.33	$24.56	$24.95	$23.61	$17.27	$15.20	$15.72	$12.74
Value at end of period	$35.00	$27.95	$33.48	$30.33	$24.56	$24.95	$23.61	$17.27	$15.20	$15.72
Number of accumulation units outstanding at end of period	808	686	24	131	468	970	942	357	713	1,931
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.98	$18.19	$15.93	$15.19	$15.34	$14.67	$12.74	$11.33	$11.81	$11.05
Value at end of period	$19.86	$16.98	$18.19	$15.93	$15.19	$15.34	$14.67	$12.74	$11.33	$11.81
Number of accumulation units outstanding at end of period	35,608	59,553	36,674	20,707	63,183	74,560	57,881	95,426	66,828	44,874
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.01	$19.82	$16.75	$15.91	$16.14	$15.42	$12.94	$11.34	$12.01	$11.21
Value at end of period	$21.73	$18.01	$19.82	$16.75	$15.91	$16.14	$15.42	$12.94	$11.34	$12.01
Number of accumulation units outstanding at end of period	17,523	14,743	13,789	11,368	44,399	51,941	68,918	93,876	79,631	82,122
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.49	$20.79	$17.31	$16.42	$16.73	$15.93	$13.03	$11.38	$12.13	$11.26
Value at end of period	$22.68	$18.49	$20.79	$17.31	$16.42	$16.73	$15.93	$13.03	$11.38	$12.13
Number of accumulation units outstanding at end of period	9,397	9,473	10,765	6,717	19,775	22,387	21,590	28,438	27,548	22,931
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.41	$10.85	$11.55	$9.89
Value at end of period	$21.79	$17.67	$19.95	$16.55	$15.70	$15.99	$15.19	$12.41	$10.85	$11.55
Number of accumulation units outstanding at end of period	6,209	4,294	1,976	1,587	3,816	2,183	976	13,586	11,140	9,321
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.08	$14.66	$13.53	$13.08	$13.20	$12.60	$11.89	$10.93	$10.99	$10.50
Value at end of period	$15.77	$14.08	$14.66	$13.53	$13.08	$13.20	$12.60	$11.89	$10.93	$10.99
Number of accumulation units outstanding at end of period	2,004	1,769	24,365	1,034	21,098	4,090	3,807	20,134	14,314	17,546

CFI 57

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$29.69	$34.95	$31.70	$25.76	$26.42	$23.68	$18.17	$15.74	$16.57
Value at end of period	$38.49	$29.69	$34.95	$31.70	$25.76	$26.42	$23.68	$18.17	$15.74
Number of accumulation units outstanding at end of period	29	1,435	283	1,329	1,914	1,426	618	220	173
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37	$8.34
Value at end of period	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.37
Number of accumulation units outstanding at end of period	801	765	0	351	467	467	467	350	109	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.52	$12.86	$11.72	$10.27	$10.60	$10.43
Value at end of period	$13.69	$11.52	$12.86	$11.72	$10.27	$10.60
Number of accumulation units outstanding at end of period	0	0	0	1,078	1,065	1,077
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2017)
Value at beginning of period	$20.30	$23.70	$22.89
Value at end of period	$25.09	$20.30	$23.70
Number of accumulation units outstanding at end of period	1,605	1,594	1,382
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2018)
Value at beginning of period	$15.04	$18.77
Value at end of period	$19.64	$15.04
Number of accumulation units outstanding at end of period	1,835	1,757
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2017)
Value at beginning of period	$26.23	$29.58	$28.91
Value at end of period	$32.86	$26.23	$29.58
Number of accumulation units outstanding at end of period	873	1,286	1,081
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$26.28	$27.37	$22.11	$20.75	$20.50	$18.48	$13.78	$11.96	$12.52	$9.82
Value at end of period	$35.76	$26.28	$27.37	$22.11	$20.75	$20.50	$18.48	$13.78	$11.96	$12.52
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	110	418	1,074
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$28.82	$30.09	$27.00
Value at end of period	$39.14	$28.82	$30.09
Number of accumulation units outstanding at end of period	388	94	73
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2018)
Value at beginning of period	$31.19	$33.76
Value at end of period	$40.37	$31.19
Number of accumulation units outstanding at end of period	1,295	1,338
WANGER USA
(Funds were first received in this option during October 2017)
Value at beginning of period	$32.50	$33.31	$32.55
Value at end of period	$42.18	$32.50	$33.31
Number of accumulation units outstanding at end of period	47	4	1

CFI 58

Condensed Financial Information (continued)

TABLE 18
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.85%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2018)
Value at beginning of period	$27.90	$28.27
Value at end of period	$36.72	$27.90
Number of accumulation units outstanding at end of period	969	496
AMANA INCOME FUND (INVESTOR SHARES)
(Funds were first received in this option during November 2017)
Value at beginning of period	$23.68	$25.26	$24.36
Value at end of period	$29.34	$23.68	$25.26
Number of accumulation units outstanding at end of period	0	0	621
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2017)
Value at beginning of period	$11.73	$12.18	$12.13
Value at end of period	$12.50	$11.73	$12.18
Number of accumulation units outstanding at end of period	0	0	1,183
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$21.82	$22.69	$19.89	$18.53	$18.45	$17.14	$14.25	$12.63	$12.30	$11.02
Value at end of period	$25.69	$21.82	$22.69	$19.89	$18.53	$18.45	$17.14	$14.25	$12.63	$12.30
Number of accumulation units outstanding at end of period	320	10,081	9,082	9,126	7,837	805	0	934	5,312	35
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during October 2011)
Value at beginning of period	$20.73	$23.38	$18.97	$18.02	$18.64	$18.13	$14.69	$12.47	$12.65
Value at end of period	$25.68	$20.73	$23.38	$18.97	$18.02	$18.64	$18.13	$14.69	$12.47
Number of accumulation units outstanding at end of period	0	1,162	1,035	1,701	1,217	2,008	0	971	67
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$20.79	$24.81	$19.20	$19.29	$19.67	$20.43	$17.20	$14.60	$17.09	$15.80
Value at end of period	$26.10	$20.79	$24.81	$19.20	$19.29	$19.67	$20.43	$17.20	$14.60	$17.09
Number of accumulation units outstanding at end of period	0	2,251	2,359	3,290	8,742	6,642	10,238	5,462	7,014	2,216
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$18.19	$19.71	$16.17	$14.54	$14.24	$13.23	$10.18	$8.79	$9.06	$8.04
Value at end of period	$22.94	$18.19	$19.71	$16.17	$14.54	$14.24	$13.23	$10.18	$8.79	$9.06
Number of accumulation units outstanding at end of period	0	4,137	4,097	1,842	1,521	0	557	14,415	13,839	467
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$26.69	$28.69	$22.53	$22.38	$21.50	$21.08	$16.82	$14.09	$15.43	$13.85
Value at end of period	$34.30	$26.69	$28.69	$22.53	$22.38	$21.50	$21.08	$16.82	$14.09	$15.43
Number of accumulation units outstanding at end of period	0	0	451	4,230	3,918	1,055	726	4,327	489	4,928
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$27.90	$29.09	$23.34	$21.77	$20.90	$19.35	$14.63	$12.27	$13.05	$11.75
Value at end of period	$35.33	$27.90	$29.09	$23.34	$21.77	$20.90	$19.35	$14.63	$12.27	$13.05
Number of accumulation units outstanding at end of period	387	1,017	2,810	488	459	427	3,199	9,537	11,431	5,212
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$21.13	$22.54	$20.12	$18.42	$18.93	$17.68	$15.14	$13.68	$13.12	$11.85
Value at end of period	$24.82	$21.13	$22.54	$20.12	$18.42	$18.93	$17.68	$15.14	$13.68	$13.12
Number of accumulation units outstanding at end of period	1,558	0	0	1,101	10,170	11,310	9,511	1,451	7,241	0

CFI 59

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$24.23	$25.27	$21.28	$18.99	$19.25	$17.52	$13.44	$12.09	$11.43	$10.21
Value at end of period	$30.05	$24.23	$25.27	$21.28	$18.99	$19.25	$17.52	$13.44	$12.09	$11.43
Number of accumulation units outstanding at end of period	0	0	126	500	438	360	0	0	4,319	81
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$23.62	$26.83	$24.76	$22.24	$23.32	$22.45	$18.11	$16.15	$16.82	$15.30
Value at end of period	$29.06	$23.62	$26.83	$24.76	$22.24	$23.32	$22.45	$18.11	$16.15	$16.82
Number of accumulation units outstanding at end of period	0	1,138	1,231	0	0	0	516	1,274	485	842
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.34
Value at end of period	$32.87
Number of accumulation units outstanding at end of period	19
FRANKLIN SMALL-MID CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during March 2017)
Value at beginning of period	$24.57	$26.03	$23.35
Value at end of period	$32.05	$24.57	$26.03
Number of accumulation units outstanding at end of period	0	1,327	499
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$68.47	$68.84	$66.64
Value at end of period	$89.48	$68.47	$68.84
Number of accumulation units outstanding at end of period	0	314	307
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during March 2017)
Value at beginning of period	$20.30	$23.29	$21.39
Value at end of period	$25.28	$20.30	$23.29
Number of accumulation units outstanding at end of period	0	1,172	1,121
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$20.31	$22.15
Value at end of period	$24.68	$20.31
Number of accumulation units outstanding at end of period	4,806	6,312
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.36
Value at end of period	$14.97
Number of accumulation units outstanding at end of period	2,116
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$27.80	$31.53	$28.63	$23.34	$24.49	$22.44	$17.29	$14.66	$15.61	$13.59
Value at end of period	$32.80	$27.80	$31.53	$28.63	$23.34	$24.49	$22.44	$17.29	$14.66	$15.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.90	$13.30	$12.27	$11.67	$12.33	$12.41	$13.08	$12.25	$11.94	$10.42
Value at end of period	$13.77	$12.90	$13.30	$12.27	$11.67	$12.33	$12.41	$13.08	$12.25	$11.94
Number of accumulation units outstanding at end of period	2,311	514	2,937	238	185	0	765	2,017	856	8,207
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.92	$12.08	$9.85	$9.37	$10.02
Value at end of period	$13.17	$10.92	$12.08	$9.85	$9.37
Number of accumulation units outstanding at end of period	339	0	0	0	857

CFI 60

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during October 2012)
Value at beginning of period	$20.34	$22.55	$20.65	$20.80	$21.39	$18.99	$18.48	$17.59
Value at end of period	$25.04	$20.34	$22.55	$20.65	$20.80	$21.39	$18.99	$18.48
Number of accumulation units outstanding at end of period	0	0	210	173	133	0	0	12
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.62	$14.62	$14.52	$14.41	$14.31	$13.75	$14.13	$13.85	$13.00	$12.35
Value at end of period	$15.25	$14.62	$14.62	$14.52	$14.41	$14.31	$13.75	$14.13	$13.85	$13.00
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,205	13,864	11,312
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.92	$9.90	$9.91
Value at end of period	$9.98	$9.92	$9.90
Number of accumulation units outstanding at end of period	0	1,486	2,949
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.17
Value at end of period	$28.95
Number of accumulation units outstanding at end of period	18
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.71
Value at end of period	$29.61
Number of accumulation units outstanding at end of period	78
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.74	$17.82	$15.71	$14.85	$15.22	$14.55	$12.55	$11.22	$11.62
Value at end of period	$19.62	$16.74	$17.82	$15.71	$14.85	$15.22	$14.55	$12.55	$11.22
Number of accumulation units outstanding at end of period	0	0	1,374	6,416	4,611	0	32,119	2,503	2,015
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.16	$19.72	$16.84	$15.77	$16.20	$15.44	$12.79	$11.22	$11.82
Value at end of period	$21.98	$18.16	$19.72	$16.84	$15.77	$16.20	$15.44	$12.79	$11.22
Number of accumulation units outstanding at end of period	229	229	1,448	4,443	4,310	0	2,776	8,635	7,655
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.77	$20.70	$17.40	$16.26	$16.74	$15.93	$12.97	$11.31	$12.04
Value at end of period	$23.15	$18.77	$20.70	$17.40	$16.26	$16.74	$15.93	$12.97	$11.31
Number of accumulation units outstanding at end of period	0	182	3,149	1,471	946	0	1,553	6,035	4,066
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.17	$20.09	$16.81	$15.74	$16.21	$15.40	$12.53	$10.93	$12.31
Value at end of period	$22.46	$18.17	$20.09	$16.81	$15.74	$16.21	$15.40	$12.53	$10.93
Number of accumulation units outstanding at end of period	0	0	328	0	0	0	0	67	39
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2017)
Value at beginning of period	$13.83	$14.43	$14.31
Value at end of period	$15.45	$13.83	$14.43
Number of accumulation units outstanding at end of period	0	0	3,821
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.31	$15.54	$15.00	$14.57	$14.65	$13.88	$14.10	$13.07	$12.23	$11.25
Value at end of period	$16.63	$15.31	$15.54	$15.00	$14.57	$14.65	$13.88	$14.10	$13.07	$12.23
Number of accumulation units outstanding at end of period	0	61	0	2,525	21,207	22,757	20,530	16,143	227	432

CFI 61

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2014)
Value at beginning of period	$11.70	$13.91	$11.50	$11.41	$11.93	$13.39
Value at end of period	$13.50	$11.70	$13.91	$11.50	$11.41	$11.93
Number of accumulation units outstanding at end of period	0	841	507	446	240	203
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.72	$24.34	$18.97	$18.45	$17.54	$16.50
Value at end of period	$31.14	$23.72	$24.34	$18.97	$18.45	$17.54
Number of accumulation units outstanding at end of period	0	0	0	0	4,122	3,873
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.29	$15.68	$13.96	$12.43	$13.22
Value at end of period	$17.64	$14.29	$15.68	$13.96	$12.43
Number of accumulation units outstanding at end of period	0	0	0	0	2,218
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2019)
Value at beginning of period	$17.22
Value at end of period	$18.20
Number of accumulation units outstanding at end of period	8
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2017)
Value at beginning of period	$14.69	$16.12	$15.54
Value at end of period	$18.16	$14.69	$16.12
Number of accumulation units outstanding at end of period	0	0	228
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$15.75	$17.19	$15.08
Value at end of period	$20.16	$15.75	$17.19
Number of accumulation units outstanding at end of period	411	320	1,524
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$21.13	$27.35	$20.44	$20.77	$19.40	$20.84	$16.35	$13.72	$16.81	$13.61
Value at end of period	$26.04	$21.13	$27.35	$20.44	$20.77	$19.40	$20.84	$16.35	$13.72	$16.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	21	16	5	0
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$26.34	$28.97	$27.88	$27.18	$26.62	$20.62	$20.44	$17.88	$16.49	$13.05
Value at end of period	$33.38	$26.34	$28.97	$27.88	$27.18	$26.62	$20.62	$20.44	$17.88	$16.49
Number of accumulation units outstanding at end of period	0	0	0	426	452	325	23	297	129	4,745
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2010)
Value at beginning of period	$27.74	$33.25	$30.13	$24.41	$24.81	$23.49	$17.20	$15.14	$15.66	$12.32
Value at end of period	$34.72	$27.74	$33.25	$30.13	$24.41	$24.81	$23.49	$17.20	$15.14	$15.66
Number of accumulation units outstanding at end of period	943	0	1,377	305	2,481	2,292	4,315	1,388	2,457	12,201
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.90	$18.12	$15.88	$15.14	$15.31	$14.65	$12.72	$11.32	$11.80	$11.05
Value at end of period	$19.77	$16.90	$18.12	$15.88	$15.14	$15.31	$14.65	$12.72	$11.32	$11.80
Number of accumulation units outstanding at end of period	0	0	0	3,750	3,751	4,069	20,664	23,399	16,406	16,976
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.93	$19.74	$16.69	$15.87	$16.10	$15.39	$12.92	$11.33	$12.00	$11.21
Value at end of period	$21.62	$17.93	$19.74	$16.69	$15.87	$16.10	$15.39	$12.92	$11.33	$12.00
Number of accumulation units outstanding at end of period	0	0	0	1,235	1,234	2,812	10,273	10,410	12,419	11,311

CFI 62

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.41	$20.71	$17.25	$16.37	$16.69	$15.90	$13.01	$11.37	$12.12	$11.26
Value at end of period	$22.57	$18.41	$20.71	$17.25	$16.37	$16.69	$15.90	$13.01	$11.37	$12.12
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	6,864	8,076	8,338	6,094
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2012)
Value at beginning of period	$17.60	$19.87	$16.49	$15.65	$15.95	$15.16	$12.40	$11.79
Value at end of period	$21.69	$17.60	$19.87	$16.49	$15.65	$15.95	$15.16	$12.40
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,045	0	620
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$14.01	$14.60	$13.48	$13.04	$13.17	$12.57	$11.87	$10.92	$10.99	$10.50
Value at end of period	$15.70	$14.01	$14.60	$13.48	$13.04	$13.17	$12.57	$11.87	$10.92	$10.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	5,452
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$16.67	$17.55	$16.54
Value at end of period	$18.95	$16.67	$17.55
Number of accumulation units outstanding at end of period	0	259	214
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2017)
Value at beginning of period	$17.98	$19.81	$17.90
Value at end of period	$21.87	$17.98	$19.81
Number of accumulation units outstanding at end of period	0	1,000	894
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$29.47	$34.70	$31.50	$25.61	$26.28	$23.57	$18.09	$15.68	$16.33	$13.50
Value at end of period	$38.19	$29.47	$34.70	$31.50	$25.61	$26.28	$23.57	$18.09	$15.68	$16.33
Number of accumulation units outstanding at end of period	0	20	289	166	146	109	302	1,358	1,227	958
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.77	$32.66	$25.70	$24.60	$26.13	$25.25	$18.34	$15.46	$15.25	$12.16
Value at end of period	$43.64	$31.77	$32.66	$25.70	$24.60	$26.13	$25.25	$18.34	$15.46	$15.25
Number of accumulation units outstanding at end of period	0	0	351	0	1,117	1,323	3,577	1,898	1,248	3,632
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.49	$22.71	$18.84	$17.53	$17.17	$15.35	$11.49	$10.32	$10.92	$9.83
Value at end of period	$27.04	$20.49	$22.71	$18.84	$17.53	$17.17	$15.35	$11.49	$10.32	$10.92
Number of accumulation units outstanding at end of period	0	348	1,694	0	0	0	1,929	1,843	3,759	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35	$8.33
Value at end of period	$20.48	$17.18	$21.07	$19.15	$15.62	$16.23	$15.69	$11.30	$9.98	$10.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.50	$24.76	$21.22	$18.17	$19.49	$18.01	$13.45	$11.43	$11.78	$10.32
Value at end of period	$26.70	$21.50	$24.76	$21.22	$18.17	$19.49	$18.01	$13.45	$11.43	$11.78
Number of accumulation units outstanding at end of period	12	0	0	0	0	0	0	0	0	7
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$13.02
Value at end of period	$13.66
Number of accumulation units outstanding at end of period	154

CFI 63

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2018)
Value at beginning of period	$22.15	$26.48
Value at end of period	$28.87	$22.15
Number of accumulation units outstanding at end of period	33	531
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$28.52	$32.75	$29.05	$25.54	$26.57	$23.30	$17.86	$15.01	$15.36
Value at end of period	$35.68	$28.52	$32.75	$29.05	$25.54	$26.57	$23.30	$17.86	$15.01
Number of accumulation units outstanding at end of period	686	40	40	40	40	0	2,237	4,013	3,975
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$26.11	$27.21	$21.99	$20.64	$20.41	$18.41	$13.73	$11.93	$12.49	$9.80
Value at end of period	$35.51	$26.11	$27.21	$21.99	$20.64	$20.41	$18.41	$13.73	$11.93	$12.49
Number of accumulation units outstanding at end of period	1,471	0	0	0	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during October 2012)
Value at beginning of period	$28.61	$29.88	$24.22	$22.78	$22.59	$20.41	$15.27	$14.66
Value at end of period	$38.83	$28.61	$29.88	$24.22	$22.78	$22.59	$20.41	$15.27
Number of accumulation units outstanding at end of period	0	0	291	252	203	0	0	52
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.96	$31.65	$23.95	$23.86	$21.77	$20.25	$14.70	$12.50	$12.77	$11.05
Value at end of period	$40.05	$30.96	$31.65	$23.95	$23.86	$21.77	$20.25	$14.70	$12.50	$12.77
Number of accumulation units outstanding at end of period	46	1,074	1,671	4,385	3,963	3,274	853	1,013	610	1,875
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
Value at beginning of period	$29.98
Value at end of period	$32.73
Number of accumulation units outstanding at end of period	1,055

TABLE 19
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05	$8.13
Value at end of period	$22.80	$18.09	$19.62	$16.10	$14.49	$14.19	$13.19	$10.15	$8.77	$9.05
Number of accumulation units outstanding at end of period	0	0	3,890	0	551	405	851	0	0	4,037
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$26.49	$28.49	$22.38	$22.25	$21.38	$20.97	$16.74	$14.03	$15.38	$13.81
Value at end of period	$34.03	$26.49	$28.49	$22.38	$22.25	$21.38	$20.97	$16.74	$14.03	$15.38
Number of accumulation units outstanding at end of period	0	554	599	599	1,107	1,313	1,654	2,088	1,764	75
ARTISAN INTERNATIONAL FUND (INVESTOR SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$18.54	$21.04	$17.08
Value at end of period	$23.68	$18.54	$21.04
Number of accumulation units outstanding at end of period	0	0	3,240

CFI 64

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during February 2017)
Value at beginning of period	$21.70	$23.68	$20.68
Value at end of period	$27.34	$21.70	$23.68
Number of accumulation units outstanding at end of period	0	0	6,126
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2017)
Value at beginning of period	$24.19	$26.76	$23.85
Value at end of period	$30.28	$24.19	$26.76
Number of accumulation units outstanding at end of period	0	0	1,684
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.82	$13.23	$12.21	$11.62	$12.28	$12.37	$13.04	$12.22	$11.92	$10.41
Value at end of period	$13.68	$12.82	$13.23	$12.21	$11.62	$12.28	$12.37	$13.04	$12.22	$11.92
Number of accumulation units outstanding at end of period	0	732	731	732	2,438	2,913	3,206	3,178	3,970	0
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.90	$12.06	$9.84	$9.36	$10.02
Value at end of period	$13.14	$10.90	$12.06	$9.84	$9.36
Number of accumulation units outstanding at end of period	1	1	1	39	900
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2013)
Value at beginning of period	$16.66	$17.75	$15.66	$14.80	$15.18	$14.52	$14.52
Value at end of period	$19.52	$16.66	$17.75	$15.66	$14.80	$15.18	$14.52
Number of accumulation units outstanding at end of period	0	0	299	0	18,049	18,640	17,434
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.08	$19.65	$16.78	$15.73	$16.16	$15.41	$12.78	$11.21	$11.71	$10.66
Value at end of period	$21.87	$18.08	$19.65	$16.78	$15.73	$16.16	$15.41	$12.78	$11.21	$11.71
Number of accumulation units outstanding at end of period	0	0	5,261	0	6,798	8,559	7,360	0	0	625
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$18.69	$20.61	$17.34	$16.22	$16.70	$15.90	$12.95	$11.30	$11.92	$10.48
Value at end of period	$23.03	$18.69	$20.61	$17.34	$16.22	$16.70	$15.90	$12.95	$11.30	$11.92
Number of accumulation units outstanding at end of period	0	0	15,050	0	303	293	293	0	0	1,337
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2010)
Value at beginning of period	$18.09	$20.01	$16.76	$15.70	$16.17	$15.37	$12.52	$10.92	$11.51	$9.87
Value at end of period	$22.36	$18.09	$20.01	$16.76	$15.70	$16.17	$15.37	$12.52	$10.92	$11.51
Number of accumulation units outstanding at end of period	0	0	7,771	0	53	0	0	0	0	14
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.76	$14.38	$13.32	$12.83	$13.14
Value at end of period	$15.37	$13.76	$14.38	$13.32	$12.83
Number of accumulation units outstanding at end of period	0	89	2,599	0	3,887
VOYA LARGE-CAP GROWTH FUND (CLASS A)
(Funds were first received in this option during February 2017)
Value at beginning of period	$26.95	$27.68	$22.50
Value at end of period	$35.33	$26.95	$27.68
Number of accumulation units outstanding at end of period	0	0	8,520
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.62	$24.26	$18.91	$18.40	$17.50	$16.47
Value at end of period	$31.00	$23.62	$24.26	$18.91	$18.40	$17.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,374

CFI 65

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$15.70	$17.15	$15.74
Value at end of period	$20.09	$15.70	$17.15
Number of accumulation units outstanding at end of period	0	959	959
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$20.98	$27.16	$20.31	$20.65	$19.29	$20.73	$16.28	$13.67	$16.75	$13.57
Value at end of period	$25.83	$20.98	$27.16	$20.31	$20.65	$19.29	$20.73	$16.28	$13.67	$16.75
Number of accumulation units outstanding at end of period	2	2	2	2	2	2	92	0	0	0
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$29.58	$35.55	$31.30
Value at end of period	$36.77	$29.58	$35.55
Number of accumulation units outstanding at end of period	0	0	564
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$27.54	$33.02	$29.94	$24.27	$24.68	$23.37	$17.12	$15.09	$15.61	$12.66
Value at end of period	$34.44	$27.54	$33.02	$29.94	$24.27	$24.68	$23.37	$17.12	$15.09	$15.61
Number of accumulation units outstanding at end of period	410	410	410	1,057	1,140	1,130	1,216	5,456	3,149	3,707
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.83	$18.04	$15.82	$15.10	$15.27	$14.62	$12.71	$11.31	$11.80	$11.05
Value at end of period	$19.67	$16.83	$18.04	$15.82	$15.10	$15.27	$14.62	$12.71	$11.31	$11.80
Number of accumulation units outstanding at end of period	488	4,750	4,751	25,156	23,245	28,831	43,183	93,082	86,354	20,323
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.85	$19.66	$16.63	$15.82	$16.06	$15.36	$12.90	$11.32	$12.00	$11.21
Value at end of period	$21.51	$17.85	$19.66	$16.63	$15.82	$16.06	$15.36	$12.90	$11.32	$12.00
Number of accumulation units outstanding at end of period	5,080	5,410	5,412	5,412	6,089	20,031	15,162	48,269	37,474	19,069
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.32	$20.62	$17.20	$16.32	$16.65	$15.87	$12.99	$11.36	$12.12	$11.26
Value at end of period	$22.46	$18.32	$20.62	$17.20	$16.32	$16.65	$15.87	$12.99	$11.36	$12.12
Number of accumulation units outstanding at end of period	0	0	0	205	1,482	3,830	3,464	18,481	16,773	16,356
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.52	$19.80	$16.44	$15.61	$15.92	$15.13	$12.38	$10.83	$11.56
Value at end of period	$21.58	$17.52	$19.80	$16.44	$15.61	$15.92	$15.13	$12.38	$10.83
Number of accumulation units outstanding at end of period	0	0	0	0	929	629	402	525	147
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.95	$14.55	$13.44	$13.00	$13.14	$12.55	$11.85	$10.91	$10.98	$10.50
Value at end of period	$15.62	$13.95	$14.55	$13.44	$13.00	$13.14	$12.55	$11.85	$10.91	$10.98
Number of accumulation units outstanding at end of period	0	0	88	88	1,314	125	106	1,430	272	89
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$12.37	$12.56	$12.36
Value at end of period	$13.24	$12.37	$12.56
Number of accumulation units outstanding at end of period	0	0	1,529
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$29.25	$34.46	$31.30	$25.45	$26.14	$23.45	$18.01	$15.62	$16.28	$13.46
Value at end of period	$37.88	$29.25	$34.46	$31.30	$25.45	$26.14	$23.45	$18.01	$15.62	$16.28
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	1,101	1,022	960

CFI 66

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$31.54	$32.44	$25.53	$24.46	$25.98	$25.13	$18.26	$15.40	$15.20	$12.12
Value at end of period	$43.29	$31.54	$32.44	$25.53	$24.46	$25.98	$25.13	$18.26	$15.40	$15.20
Number of accumulation units outstanding at end of period	227	867	5,681	832	1,243	5,018	3,818	9,123	9,476	3,011
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.34	$22.56	$18.72	$17.42	$17.07	$15.27	$11.44	$10.28	$10.88	$9.80
Value at end of period	$26.82	$20.34	$22.56	$18.72	$17.42	$17.07	$15.27	$11.44	$10.28	$10.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,856	3,259	4,773	6,524	1,695
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32	$8.31
Value at end of period	$20.34	$17.07	$20.94	$19.05	$15.54	$16.16	$15.63	$11.27	$9.95	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	179	5,705	4,806	6,845	6,554	2,673
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$28.30	$32.53	$28.86	$25.39	$26.42	$23.18	$17.78	$14.95	$14.82	$12.16
Value at end of period	$35.40	$28.30	$32.53	$28.86	$25.39	$26.42	$23.18	$17.78	$14.95	$14.82
Number of accumulation units outstanding at end of period	0	492	3,165	492	1,657	3,460	3,478	9,002	8,228	1,361
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$25.94	$27.05	$21.87	$20.54	$20.32	$18.33	$13.68	$11.89	$12.46	$10.86
Value at end of period	$35.26	$25.94	$27.05	$21.87	$20.54	$20.32	$18.33	$13.68	$11.89	$12.46
Number of accumulation units outstanding at end of period	0	0	0	95	95	95	95	7,250	3,682	4,605
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$30.73	$31.43	$23.80	$23.71	$21.65	$20.15	$14.63	$12.45	$12.73	$11.02
Value at end of period	$39.73	$30.73	$31.43	$23.80	$23.71	$21.65	$20.15	$14.63	$12.45	$12.73
Number of accumulation units outstanding at end of period	0	0	0	77	277	274	267	2,545	2,694	2,056

TABLE 20
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$20.48	$24.46	$18.95	$19.06	$19.46	$20.23	$17.05	$14.48	$16.97	$15.71
Value at end of period	$25.68	$20.48	$24.46	$18.95	$19.06	$19.46	$20.23	$17.05	$14.48	$16.97
Number of accumulation units outstanding at end of period	103	103	6,050	2,906	2,060	7,030	6,927	18,028	9,880	11,134
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2012)
Value at beginning of period	$18.00	$19.53	$16.03	$14.43	$14.14	$13.15	$10.13	$9.74
Value at end of period	$22.67	$18.00	$19.53	$16.03	$14.43	$14.14	$13.15	$10.13
Number of accumulation units outstanding at end of period	9	9	5,008	0	0	3,886	3,751	3,254
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$26.30	$28.29	$22.24	$22.12	$21.26	$20.87	$16.67	$13.98	$15.32	$13.77
Value at end of period	$33.76	$26.30	$28.29	$22.24	$22.12	$21.26	$20.87	$16.67	$13.98	$15.32
Number of accumulation units outstanding at end of period	3	3	6,569	0	0	3,811	3,704	11,634	0	13,899
COLUMBIA SELECT MID CAP VALUE FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$15.77	$18.44	$16.79
Value at end of period	$20.47	$15.77	$18.44
Number of accumulation units outstanding at end of period	0	0	306

CFI 67

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CRM MID CAP VALUE FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$24.89	$27.10	$24.18
Value at end of period	$30.66	$24.89	$27.10
Number of accumulation units outstanding at end of period	3	3	743
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$27.39	$31.10	$28.26	$23.06	$24.23	$22.22	$17.14	$14.54	$15.50	$13.51
Value at end of period	$32.28	$27.39	$31.10	$28.26	$23.06	$24.23	$22.22	$17.14	$14.54	$15.50
Number of accumulation units outstanding at end of period	0	0	1,226	0	0	1,038	775	16,683	16,265	17,492
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$12.75	$13.16	$12.15	$11.59
Value at end of period	$13.59	$12.75	$13.16	$12.15
Number of accumulation units outstanding at end of period	0	0	0	4,139
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$14.40	$14.42	$14.34	$14.24	$14.15	$13.61	$14.00	$13.74	$12.91	$12.27
Value at end of period	$15.01	$14.40	$14.42	$14.34	$14.24	$14.15	$13.61	$14.00	$13.74	$12.91
Number of accumulation units outstanding at end of period	5	5	11,120	0	0	11,972	10,802	36,600	17,376	17,161
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$18.65	$19.47	$19.08
Value at end of period	$21.26	$18.65	$19.47
Number of accumulation units outstanding at end of period	0	4	4,188
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.00	$19.57	$16.72	$15.68	$16.12	$15.38	$12.76	$11.19	$12.16
Value at end of period	$21.77	$18.00	$19.57	$16.72	$15.68	$16.12	$15.38	$12.76	$11.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	331	331
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.61	$20.53	$17.28	$16.17	$16.66	$15.87	$12.93	$11.29	$12.43
Value at end of period	$22.92	$18.61	$20.53	$17.28	$16.17	$16.66	$15.87	$12.93	$11.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	528	527
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$18.01	$19.94	$16.70	$15.65	$16.13	$15.34	$12.50	$10.91	$11.51	$11.53
Value at end of period	$22.25	$18.01	$19.94	$16.70	$15.65	$16.13	$15.34	$12.50	$10.91	$11.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	80	80	3
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$13.70	$14.32	$13.28	$12.79	$13.08	$12.48	$11.70	$10.90	$10.88
Value at end of period	$15.30	$13.70	$14.32	$13.28	$12.79	$13.08	$12.48	$11.70	$10.90
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	286	186
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$11.55	$13.74	$11.37	$10.84
Value at end of period	$13.32	$11.55	$13.74	$11.37
Number of accumulation units outstanding at end of period	0	0	0	587
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$15.65	$17.11	$15.70
Value at end of period	$20.02	$15.65	$17.11
Number of accumulation units outstanding at end of period	0	0	3,320

CFI 68

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$27.33	$32.79	$29.74	$24.12	$24.54	$23.26	$17.04	$16.71
Value at end of period	$34.17	$27.33	$32.79	$29.74	$24.12	$24.54	$23.26	$17.04
Number of accumulation units outstanding at end of period	0	0	1,872	0	0	1,357	1,299	1,041
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.75	$17.97	$15.77	$15.05	$15.23	$14.59	$12.69	$11.30	$11.79	$11.05
Value at end of period	$19.57	$16.75	$17.97	$15.77	$15.05	$15.23	$14.59	$12.69	$11.30	$11.79
Number of accumulation units outstanding at end of period	27,199	22,340	52,155	28	36,904	52,344	16,137	32,841	24,939	84,983
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.77	$19.59	$16.58	$15.77	$16.02	$15.33	$12.88	$11.31	$11.99	$11.21
Value at end of period	$21.41	$17.77	$19.59	$16.58	$15.77	$16.02	$15.33	$12.88	$11.31	$11.99
Number of accumulation units outstanding at end of period	107,829	97,710	99,202	608	70,586	73,391	6,028	25,040	48,325	86,507
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.24	$20.54	$17.14	$16.28	$16.61	$15.84	$12.97	$11.35	$12.11	$11.26
Value at end of period	$22.35	$18.24	$20.54	$17.14	$16.28	$16.61	$15.84	$12.97	$11.35	$12.11
Number of accumulation units outstanding at end of period	46,928	38,677	41,417	1,092	15,420	38,117	22,398	75,086	11,051	18,498
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$17.45	$19.72	$16.38	$15.57	$15.88	$15.11	$12.36	$10.83	$11.76
Value at end of period	$21.48	$17.45	$19.72	$16.38	$15.57	$15.88	$15.11	$12.36	$10.83
Number of accumulation units outstanding at end of period	15,302	6,498	6,005	192	1,796	841	88	164	221
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.89	$14.49	$13.39	$12.96	$13.10	$12.53	$11.83	$10.90	$10.98	$10.50
Value at end of period	$15.54	$13.89	$14.49	$13.39	$12.96	$13.10	$12.53	$11.83	$10.90	$10.98
Number of accumulation units outstanding at end of period	36,461	34,412	54,183	43	40,254	9,439	8,560	9,432	89	6,512
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$29.04	$34.22	$31.09	$25.30	$26.00	$23.33	$17.93	$15.56	$16.15
Value at end of period	$37.58	$29.04	$34.22	$31.09	$25.30	$26.00	$23.33	$17.93	$15.56
Number of accumulation units outstanding at end of period	122	122	122	122	122	122	146	146	9,637
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$16.72	$18.30	$17.38
Value at end of period	$21.20	$16.72	$18.30
Number of accumulation units outstanding at end of period	5	5	2,277
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.19	$22.40	$18.60	$17.32	$16.98	$15.20	$11.38	$10.24	$10.84	$9.77
Value at end of period	$26.61	$20.19	$22.40	$18.60	$17.32	$16.98	$15.20	$11.38	$10.24	$10.84
Number of accumulation units outstanding at end of period	3,565	2,816	1,378	43	1,062	1,033	0	0	883	854
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30	$8.30
Value at end of period	$20.20	$16.96	$20.82	$18.95	$15.47	$16.09	$15.57	$11.23	$9.93	$10.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.19	$24.42	$20.95	$17.95	$19.27	$17.83	$13.33	$11.34	$11.70	$10.26
Value at end of period	$26.28	$21.19	$24.42	$20.95	$17.95	$19.27	$17.83	$13.33	$11.34	$11.70
Number of accumulation units outstanding at end of period	4	4	4	5,792	5,192	4,869	4,726	2,900	2,107	209

CFI 69

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.46	$23.92	$21.15
Value at end of period	$26.85	$21.46	$23.92
Number of accumulation units outstanding at end of period	0	0	10,863
WANGER INTERNATIONAL
(Funds were first received in this option during May 2017)
Value at beginning of period	$12.33	$15.15	$13.46
Value at end of period	$15.84	$12.33	$15.15
Number of accumulation units outstanding at end of period	6	6	4,842

TABLE 21
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during June 2016)
Value at beginning of period	$20.43	$23.08	$18.75	$18.21
Value at end of period	$25.27	$20.43	$23.08	$18.75
Number of accumulation units outstanding at end of period	0	0	0	1,026
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.90	$19.43	$15.96	$14.38	$14.10	$13.11	$10.10	$8.74	$9.65
Value at end of period	$22.54	$17.90	$19.43	$15.96	$14.38	$14.10	$13.11	$10.10	$8.74
Number of accumulation units outstanding at end of period	0	0	0	2,522	2,090	1,808	0	0	6,999
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.04	$11.87	$11.72
Value at end of period	$11.93	$11.04	$11.87
Number of accumulation units outstanding at end of period	0	209	187
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.07	$27.03	$25.44
Value at end of period	$36.59	$28.07	$27.03
Number of accumulation units outstanding at end of period	0	60	56
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$26.32	$26.45	$24.76
Value at end of period	$36.37	$26.32	$26.45
Number of accumulation units outstanding at end of period	0	519	485
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$23.98	$26.55	$24.10	$18.82	$19.19	$18.26	$14.86
Value at end of period	$29.98	$23.98	$26.55	$24.10	$18.82	$19.19	$18.26
Number of accumulation units outstanding at end of period	0	0	0	1,020	861	839	57

CFI 70

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.68	$13.09	$12.09	$11.52	$12.18	$12.29	$12.97	$12.17	$12.09
Value at end of period	$13.51	$12.68	$13.09	$12.09	$11.52	$12.18	$12.29	$12.97	$12.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3	717
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$16.51	$17.61	$15.55	$14.72	$15.11	$14.53
Value at end of period	$19.33	$16.51	$17.61	$15.55	$14.72	$15.11
Number of accumulation units outstanding at end of period	0	49	0	2,137	204	13
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.92	$19.49	$16.66	$15.64	$16.08	$15.38
Value at end of period	$21.66	$17.92	$19.49	$16.66	$15.64	$16.08
Number of accumulation units outstanding at end of period	0	321	295	12,641	10,330	596
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during January 2014)
Value at beginning of period	$18.52	$20.45	$17.22	$16.12	$16.61	$15.39
Value at end of period	$22.80	$18.52	$20.45	$17.22	$16.12	$16.61
Number of accumulation units outstanding at end of period	0	0	0	12,375	7,742	3,558
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$17.94	$19.86	$16.65	$15.61	$16.10	$15.29
Value at end of period	$22.14	$17.94	$19.86	$16.65	$15.61	$16.10
Number of accumulation units outstanding at end of period	0	0	0	5,438	1,773	1,055
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$13.64	$14.26	$13.23	$12.75	$13.04	$12.37
Value at end of period	$15.22	$13.64	$14.26	$13.23	$12.75	$13.04
Number of accumulation units outstanding at end of period	0	1,345	1,223	6,328	5,427	27
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$11.48	$13.66	$11.31	$11.24	$11.78	$12.77	$12.67
Value at end of period	$13.23	$11.48	$13.66	$11.31	$11.24	$11.78	$12.77
Number of accumulation units outstanding at end of period	0	0	0	0	41	85	63
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$9.94
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	2,041
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.16	$15.57	$13.88	$12.38	$13.18
Value at end of period	$17.46	$14.16	$15.57	$13.88	$12.38
Number of accumulation units outstanding at end of period	0	335	145	1,002	2,024
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$20.67	$26.78	$20.05	$20.40	$19.08	$20.53	$16.14	$15.41
Value at end of period	$25.42	$20.67	$26.78	$20.05	$20.40	$19.08	$20.53	$16.14
Number of accumulation units outstanding at end of period	0	533	526	1,067	1,555	1,465	227	228

CFI 71

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$20.78
Value at end of period	$23.08
Number of accumulation units outstanding at end of period	164
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.68	$17.90	$15.71	$15.01	$15.19	$14.56	$12.67	$11.29	$11.79	$11.05
Value at end of period	$19.47	$16.68	$17.90	$15.71	$15.01	$15.19	$14.56	$12.67	$11.29	$11.79
Number of accumulation units outstanding at end of period	2,211	3,085	3,104	77,614	77,501	78,297	85,218	91,845	113,861	102,087
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.69	$19.51	$16.52	$15.73	$15.98	$15.30	$12.86	$11.30	$11.99	$11.20
Value at end of period	$21.30	$17.69	$19.51	$16.52	$15.73	$15.98	$15.30	$12.86	$11.30	$11.99
Number of accumulation units outstanding at end of period	2,617	6,026	5,635	62,452	58,598	53,538	51,551	71,016	88,192	68,623
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.16	$20.46	$17.08	$16.23	$16.57	$15.81	$12.95	$11.34	$12.11	$11.26
Value at end of period	$22.24	$18.16	$20.46	$17.08	$16.23	$16.57	$15.81	$12.95	$11.34	$12.11
Number of accumulation units outstanding at end of period	426	2,697	2,434	68,145	64,302	63,437	49,292	65,264	90,907	65,046
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.82	$11.77
Value at end of period	$21.38	$17.37	$19.65	$16.33	$15.52	$15.84	$15.08	$12.35	$10.82
Number of accumulation units outstanding at end of period	0	2,064	1,290	7,420	4,687	3,571	1,724	870	268
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.83	$14.43	$13.34	$12.92	$13.07	$12.50	$11.82	$10.89	$10.97	$10.50
Value at end of period	$15.47	$13.83	$14.43	$13.34	$12.92	$13.07	$12.50	$11.82	$10.89	$10.97
Number of accumulation units outstanding at end of period	29	397	240	18,179	22,203	138	2,715	17,302	28,346	32,230
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$28.82	$33.99	$30.89	$25.15	$25.85	$23.22	$17.85	$15.50	$16.16	$13.38
Value at end of period	$37.29	$28.82	$33.99	$30.89	$25.15	$25.85	$23.22	$17.85	$15.50	$16.16
Number of accumulation units outstanding at end of period	0	307	286	233	0	0	0	0	0	9,179
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$20.04	$22.24	$18.48	$17.22	$16.89	$15.12	$11.33	$10.20	$10.81	$9.74
Value at end of period	$26.40	$20.04	$22.24	$18.48	$17.22	$16.89	$15.12	$11.33	$10.20	$10.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	739	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27	$8.28
Value at end of period	$20.06	$16.85	$20.70	$18.85	$15.39	$16.02	$15.51	$11.19	$9.90	$10.27
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.20
Value at end of period	$32.21
Number of accumulation units outstanding at end of period	875
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$27.98	$29.27	$23.75	$22.38	$22.22	$20.11	$16.12
Value at end of period	$37.91	$27.98	$29.27	$23.75	$22.38	$22.22	$20.11
Number of accumulation units outstanding at end of period	5	11	11	11	11	7,339	6,901

CFI 72

Condensed Financial Information (continued)

TABLE 22
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.05%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALGER CAPITAL APPRECIATION FUND (CLASS A)
(Funds were first received in this option during May 2017)
Value at beginning of period	$26.77	$27.35	$24.07
Value at end of period	$35.23	$26.77	$27.35
Number of accumulation units outstanding at end of period	697	510	1
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during March 2012)
Value at beginning of period	$20.33	$22.98	$18.68	$17.78	$18.43	$17.97	$14.58	$13.28
Value at end of period	$25.14	$20.33	$22.98	$18.68	$17.78	$18.43	$17.97	$14.58
Number of accumulation units outstanding at end of period	0	0	0	0	71	2,545	1,691	1,410
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$17.81	$19.34	$15.90	$14.32	$14.05	$13.08	$10.08	$8.72	$9.02	$8.01
Value at end of period	$22.41	$17.81	$19.34	$15.90	$14.32	$14.05	$13.08	$10.08	$8.72	$9.02
Number of accumulation units outstanding at end of period	918	918	918	1,975	43	8,318	2,107	2,457	2,251	3,697
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$25.91	$27.90	$21.95	$21.85	$21.03	$20.67	$16.52	$13.87	$15.22	$13.69
Value at end of period	$33.23	$25.91	$27.90	$21.95	$21.85	$21.03	$20.67	$16.52	$13.87	$15.22
Number of accumulation units outstanding at end of period	548	86	215	113	512	83	1,856	4,958	1,641	247
DODGE & COX INTERNATIONAL STOCK FUND
(Funds were first received in this option during May 2017)
Value at beginning of period	$13.05	$16.16	$14.93
Value at end of period	$15.77	$13.05	$16.16
Number of accumulation units outstanding at end of period	3,240	3,334	2,730
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2013)
Value at beginning of period	$21.91	$23.82	$21.02	$19.44	$19.91	$18.18	$15.00
Value at end of period	$28.07	$21.91	$23.82	$21.02	$19.44	$19.91	$18.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	433	248
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$22.92	$26.10	$24.13	$21.71	$22.82	$22.01	$17.79	$15.90	$16.59	$15.12
Value at end of period	$28.15	$22.92	$26.10	$24.13	$21.71	$22.82	$22.01	$17.79	$15.90	$16.59
Number of accumulation units outstanding at end of period	237	297	2,530	1,097	659	282	983	3,813	2,758	3,949
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$27.79
Value at end of period	$31.84
Number of accumulation units outstanding at end of period	442
NEUBERGER BERMAN SUSTAINABLE EQUITY FUND (TRUST SHARES)
(Funds were first received in this option during August 2019)
Value at beginning of period	$21.10
Value at end of period	$23.43
Number of accumulation units outstanding at end of period	1,452
PAX SUSTAINABLE ALLOCATION FUND (INVESTOR CLASS)
Value at beginning of period	$19.37
Value at end of period	$20.87
Number of accumulation units outstanding at end of period	488

CFI 73

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$26.98	$30.67	$27.90	$22.79	$23.96	$22.00	$16.99	$14.43	$15.39	$13.43
Value at end of period	$31.77	$26.98	$30.67	$27.90	$22.79	$23.96	$22.00	$16.99	$14.43	$15.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	29	76	0	247
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during February 2014)
Value at beginning of period	$23.87	$26.45	$24.02	$18.77	$19.14	$18.36
Value at end of period	$29.83	$23.87	$26.45	$24.02	$18.77	$19.14
Number of accumulation units outstanding at end of period	82	143	140	152	328	323
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$16.49	$17.94	$17.08
Value at end of period	$19.39	$16.49	$17.94
Number of accumulation units outstanding at end of period	0	0	9
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.60	$13.02	$12.03	$11.47	$12.14	$12.25	$12.93	$12.14	$11.85	$10.36
Value at end of period	$13.42	$12.60	$13.02	$12.03	$11.47	$12.14	$12.25	$12.93	$12.14	$11.85
Number of accumulation units outstanding at end of period	1,430	1,363	625	0	3,648	119	0	0	2,911	0
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2014)
Value at beginning of period	$19.95	$22.16	$20.33	$20.52	$21.15	$19.21
Value at end of period	$24.51	$19.95	$22.16	$20.33	$20.52	$21.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	805
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.44	$17.54	$15.50	$14.67	$15.07	$14.43	$12.48	$11.17	$11.49	$10.93
Value at end of period	$19.23	$16.44	$17.54	$15.50	$14.67	$15.07	$14.43	$12.48	$11.17	$11.49
Number of accumulation units outstanding at end of period	1,623	1,118	942	733	537	2,589	1,379	214	9,890	19,061
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.84	$19.41	$16.61	$15.59	$16.04	$15.32	$12.72	$11.17	$11.69	$11.08
Value at end of period	$21.55	$17.84	$19.41	$16.61	$15.59	$16.04	$15.32	$12.72	$11.17	$11.69
Number of accumulation units outstanding at end of period	578	461	462	300	60	1,719	1,408	0	9,647	14,267
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.44	$20.37	$17.16	$16.07	$16.57	$15.81	$12.90	$11.27	$11.90	$11.22
Value at end of period	$22.69	$18.44	$20.37	$17.16	$16.07	$16.57	$15.81	$12.90	$11.27	$11.90
Number of accumulation units outstanding at end of period	1,091	772	583	291	43	0	0	0	3,297	7,659
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2014)
Value at beginning of period	$17.86	$19.78	$16.59	$15.57	$16.06	$15.95
Value at end of period	$22.04	$17.86	$19.78	$16.59	$15.57	$16.06
Number of accumulation units outstanding at end of period	50	122	89	53	12	140
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.58	$14.21	$13.18	$12.71	$13.01	$12.43	$11.67	$10.88	$10.73	$10.37
Value at end of period	$15.15	$13.58	$14.21	$13.18	$12.71	$13.01	$12.43	$11.67	$10.88	$10.73
Number of accumulation units outstanding at end of period	77	409	682	512	264	7	7	0	3,789	3,638
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$16.04
Value at end of period	$16.11
Number of accumulation units outstanding at end of period	2,981

CFI 74

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.41	$13.58	$11.25	$11.19	$11.73	$12.77
Value at end of period	$13.14	$11.41	$13.58	$11.25	$11.19	$11.73
Number of accumulation units outstanding at end of period	0	0	0	0	432	378
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.33	$24.00	$18.74	$18.26	$17.39	$16.38
Value at end of period	$30.57	$23.33	$24.00	$18.74	$18.26	$17.39
Number of accumulation units outstanding at end of period	176	308	301	327	0	2,397
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$14.12	$15.53	$13.94
Value at end of period	$17.40	$14.12	$15.53
Number of accumulation units outstanding at end of period	29	12	3,641
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2010)
Value at beginning of period	$33.41	$34.18	$26.38	$25.08	$23.60	$21.15	$16.23	$14.36	$13.96	$11.77
Value at end of period	$44.79	$33.41	$34.18	$26.38	$25.08	$23.60	$21.15	$16.23	$14.36	$13.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	84
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$19.23	$20.18	$17.73
Value at end of period	$24.93	$19.23	$20.18
Number of accumulation units outstanding at end of period	1,206	1,053	52
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$26.93	$32.34	$29.36	$23.84	$24.28	$23.03	$16.89	$14.91	$15.45	$12.55
Value at end of period	$33.63	$26.93	$32.34	$29.36	$23.84	$24.28	$23.03	$16.89	$14.91	$15.45
Number of accumulation units outstanding at end of period	1,253	200	318	755	1,396	484	168	1,002	1,079	2,303
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.61	$17.83	$15.66	$14.96	$15.16	$14.53	$12.65	$11.28	$11.78	$11.05
Value at end of period	$19.38	$16.61	$17.83	$15.66	$14.96	$15.16	$14.53	$12.65	$11.28	$11.78
Number of accumulation units outstanding at end of period	0	0	446	15,382	25,322	9,222	22,095	25,932	19,974	7,177
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.61	$19.43	$16.46	$15.68	$15.94	$15.27	$12.84	$11.29	$11.98	$11.20
Value at end of period	$21.19	$17.61	$19.43	$16.46	$15.68	$15.94	$15.27	$12.84	$11.29	$11.98
Number of accumulation units outstanding at end of period	0	0	5,064	14,493	20,393	5,392	10,752	42,193	7,540	4,297
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.08	$20.38	$17.02	$16.18	$16.53	$15.78	$12.93	$11.33	$12.10	$11.26
Value at end of period	$22.13	$18.08	$20.38	$17.02	$16.18	$16.53	$15.78	$12.93	$11.33	$12.10
Number of accumulation units outstanding at end of period	0	0	3,658	6,569	10,151	3,590	4,933	16,914	5,188	2,440
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.30	$19.57	$16.27	$15.48	$15.81	$15.05	$12.33	$10.81	$12.14
Value at end of period	$21.27	$17.30	$19.57	$16.27	$15.48	$15.81	$15.05	$12.33	$10.81
Number of accumulation units outstanding at end of period	0	0	1,215	903	1,598	2,018	1,448	464	499

CFI 75

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.77	$14.37	$13.30	$12.89	$13.04	$12.48	$11.80	$10.88	$11.33
Value at end of period	$15.39	$13.77	$14.37	$13.30	$12.89	$13.04	$12.48	$11.80	$10.88
Number of accumulation units outstanding at end of period	1,641	4	762	1,557	12,095	108	6	10,382	856
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$16.18	$17.07	$16.87
Value at end of period	$18.36	$16.18	$17.07
Number of accumulation units outstanding at end of period	19	0	9
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$17.45	$19.27	$18.82
Value at end of period	$21.18	$17.45	$19.27
Number of accumulation units outstanding at end of period	4,470	0	199
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2018)
Value at beginning of period	$16.89	$17.92
Value at end of period	$19.90	$16.89
Number of accumulation units outstanding at end of period	3,189	28
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$12.17	$12.37	$12.37
Value at end of period	$13.01	$12.17	$12.37
Number of accumulation units outstanding at end of period	0	0	10
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2014)
Value at beginning of period	$16.75	$20.58	$18.75	$15.32	$15.95	$15.83
Value at end of period	$19.92	$16.75	$20.58	$18.75	$15.32	$15.95
Number of accumulation units outstanding at end of period	0	0	539	538	541	25
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.39	$12.74	$11.64	$10.23	$10.58	$10.43
Value at end of period	$13.50	$11.39	$12.74	$11.64	$10.23	$10.58
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,844
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.68	$31.86	$28.31	$24.94	$25.99	$22.84	$17.55	$14.78	$14.67	$12.05
Value at end of period	$34.57	$27.68	$31.86	$28.31	$24.94	$25.99	$22.84	$17.55	$14.78	$14.67
Number of accumulation units outstanding at end of period	0	226	1,703	1,888	1,853	1,883	1,302	340	68	1,966
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$25.43	$26.56	$21.51	$20.23	$20.04	$18.11	$13.54	$11.78	$12.36	$9.72
Value at end of period	$34.53	$25.43	$26.56	$21.51	$20.23	$20.04	$18.11	$13.54	$11.78	$12.36
Number of accumulation units outstanding at end of period	0	0	116	116	204	238	204	1,788	2,159	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$27.77	$29.06	$23.60	$22.25	$22.10	$20.01	$15.00	$13.09	$14.26
Value at end of period	$37.61	$27.77	$29.06	$23.60	$22.25	$22.10	$20.01	$15.00	$13.09
Number of accumulation units outstanding at end of period	137	242	235	256	0	0	0	46	42
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$35.15
Value at end of period	$38.80
Number of accumulation units outstanding at end of period	353

CFI 76

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
WANGER USA
Value at beginning of period	$37.09
Value at end of period	$41.07
Number of accumulation units outstanding at end of period	157

TABLE 23
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.10%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00	$8.01
Value at end of period	$22.28	$17.71	$19.25	$15.83	$14.27	$14.00	$13.04	$10.06	$8.71	$9.00
Number of accumulation units outstanding at end of period	0	0	1,327	2,312	5,146	4,999	4,828	5,202	6,871	1,808
ARIEL APPRECIATION FUND (INVESTOR CLASS)
Value at beginning of period	$24.70
Value at end of period	$25.93
Number of accumulation units outstanding at end of period	305
COLUMBIA LARGE CAP VALUE FUND (ADVISOR CLASS)
Value at beginning of period	$15.18	$17.23	$14.90	$13.11	$13.53	$12.23	$9.43	$8.31	$8.89	$7.74
Value at end of period	$19.54	$15.18	$17.23	$14.90	$13.11	$13.53	$12.23	$9.43	$8.31	$8.89
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during July 2010)
Value at beginning of period	$21.80	$23.72	$20.94	$19.38	$19.86	$18.13	$14.21	$12.44	$13.20	$11.04
Value at end of period	$27.92	$21.80	$23.72	$20.94	$19.38	$19.86	$18.13	$14.21	$12.44	$13.20
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	13
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2017)
Value at beginning of period	$24.41	$24.82	$20.51
Value at end of period	$32.30	$24.41	$24.82
Number of accumulation units outstanding at end of period	0	3,010	1,071
FIDELITY ADVISOR® NEW INSIGHTS FUND (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$24.33	$25.77	$21.98
Value at end of period	$31.01	$24.33	$25.77
Number of accumulation units outstanding at end of period	0	0	623
INVESCO HEALTH CARE FUND (INVESTOR CLASS)
Value at beginning of period	$75.33
Value at end of period	$86.29
Number of accumulation units outstanding at end of period	113
PIONEER HIGH YIELD FUND (CLASS A SHARES)
Value at beginning of period	$19.53
Value at end of period	$20.32
Number of accumulation units outstanding at end of period	1,327
ROYCE TOTAL RETURN FUND (SERVICE CLASS)
(Funds were first received in this option during April 2018)
Value at beginning of period	$8.77	$9.99
Value at end of period	$10.68	$8.77
Number of accumulation units outstanding at end of period	575	375

CFI 77

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$26.78	$30.45	$27.72	$22.65	$23.83	$21.90	$16.91	$14.37	$15.34	$13.39
Value at end of period	$31.52	$26.78	$30.45	$27.72	$22.65	$23.83	$21.90	$16.91	$14.37	$15.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	605	775	421	368
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.53	$12.95	$11.98	$11.42	$12.09	$12.21	$12.89	$12.11	$11.83	$10.35
Value at end of period	$13.34	$12.53	$12.95	$11.98	$11.42	$12.09	$12.21	$12.89	$12.11	$11.83
Number of accumulation units outstanding at end of period	0	0	1,276	2,276	723	1,063	3,039	5,015	4,506	4,788
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.81	$11.99	$9.80	$9.34	$10.02
Value at end of period	$13.01	$10.81	$11.99	$9.80	$9.34
Number of accumulation units outstanding at end of period	0	188	166	142	114
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.56	$9.57	$9.58
Value at end of period	$9.59	$9.56	$9.57
Number of accumulation units outstanding at end of period	0	75	76
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$16.37	$17.47	$15.44	$14.63	$15.04	$14.41	$12.46	$11.16	$11.29
Value at end of period	$19.14	$16.37	$17.47	$15.44	$14.63	$15.04	$14.41	$12.46	$11.16
Number of accumulation units outstanding at end of period	4,901	9,298	32,035	30,687	4,791	4,781	1,245	17,122	17,741
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.76	$19.34	$16.55	$15.54	$16.00	$15.29	$12.70	$11.16	$11.69	$11.07
Value at end of period	$21.44	$17.76	$19.34	$16.55	$15.54	$16.00	$15.29	$12.70	$11.16	$11.69
Number of accumulation units outstanding at end of period	3,788	2,507	9,617	10,095	927	8,995	8,060	14,585	19,601	390
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.36	$20.29	$17.10	$16.03	$16.53	$15.78	$12.88	$11.26	$11.90	$11.22
Value at end of period	$22.58	$18.36	$20.29	$17.10	$16.03	$16.53	$15.78	$12.88	$11.26	$11.90
Number of accumulation units outstanding at end of period	1,659	1,329	1,536	1,908	799	594	387	461	3,331	300
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2011)
Value at beginning of period	$17.78	$19.71	$16.54	$15.52	$16.02	$15.26	$12.45	$10.88	$11.08
Value at end of period	$21.93	$17.78	$19.71	$16.54	$15.52	$16.02	$15.26	$12.45	$10.88
Number of accumulation units outstanding at end of period	0	0	88	54	0	0	0	0	451
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.52	$14.15	$13.14	$12.68	$12.99
Value at end of period	$15.07	$13.52	$14.15	$13.14	$12.68
Number of accumulation units outstanding at end of period	528	3,823	7,628	11,692	4,296
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$11.33	$13.51	$11.19	$11.14	$11.67	$12.68	$10.68	$9.11	$10.49	$9.76
Value at end of period	$13.05	$11.33	$13.51	$11.19	$11.14	$11.67	$12.68	$10.68	$9.11	$10.49
Number of accumulation units outstanding at end of period	216	142	67	414	378	0	1,372	1,370	852	880
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$23.24	$23.91	$18.68	$18.21	$17.36	$16.35
Value at end of period	$30.43	$23.24	$23.91	$18.68	$18.21	$17.36
Number of accumulation units outstanding at end of period	509	613	610	606	572	572

CFI 78

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during July 2019)
Value at beginning of period	$16.42
Value at end of period	$17.34
Number of accumulation units outstanding at end of period	523
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$20.36	$26.41	$19.79	$20.16	$18.88	$20.33	$15.99	$13.45	$16.52	$13.41
Value at end of period	$25.02	$20.36	$26.41	$19.79	$20.16	$18.88	$20.33	$15.99	$13.45	$16.52
Number of accumulation units outstanding at end of period	191	0	0	0	0	0	1,201	1,654	840	74
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$33.25	$34.03	$26.28	$24.99	$23.54	$21.10	$16.20	$14.34	$13.95	$12.89
Value at end of period	$44.55	$33.25	$34.03	$26.28	$24.99	$23.54	$21.10	$16.20	$14.34	$13.95
Number of accumulation units outstanding at end of period	240	556	311	161	150	243	0	0	1,046	140
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01	$11.84
Value at end of period	$29.79	$23.98	$26.03	$23.25	$20.39	$21.42	$19.30	$14.84	$12.94	$13.01
Number of accumulation units outstanding at end of period	67	621	165	155	138	106	26	4,890	4,504	3,932
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2017)
Value at beginning of period	$29.01	$34.94	$31.20
Value at end of period	$36.00	$29.01	$34.94
Number of accumulation units outstanding at end of period	64	64	64
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$26.73	$32.11	$29.17	$23.69	$24.15	$22.91	$16.82	$14.85	$15.40	$12.51
Value at end of period	$33.37	$26.73	$32.11	$29.17	$23.69	$24.15	$22.91	$16.82	$14.85	$15.40
Number of accumulation units outstanding at end of period	0	123	687	1,197	484	570	338	431	535	66
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.53	$17.76	$15.60	$14.92	$15.12	$14.50	$12.63	$11.27	$11.78	$11.04
Value at end of period	$19.28	$16.53	$17.76	$15.60	$14.92	$15.12	$14.50	$12.63	$11.27	$11.78
Number of accumulation units outstanding at end of period	4,639	12,974	13,383	18,919	5,101	9,174	12,448	11,218	54,416	66,377
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.53	$19.36	$16.41	$15.63	$15.91	$15.24	$12.83	$11.28	$11.98	$11.20
Value at end of period	$21.09	$17.53	$19.36	$16.41	$15.63	$15.91	$15.24	$12.83	$11.28	$11.98
Number of accumulation units outstanding at end of period	11,653	17,105	17,018	22,701	15,695	8,806	10,491	9,383	76,157	57,032
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.00	$20.30	$16.96	$16.13	$16.49	$15.75	$12.92	$11.32	$12.10	$11.25
Value at end of period	$22.02	$18.00	$20.30	$16.96	$16.13	$16.49	$15.75	$12.92	$11.32	$12.10
Number of accumulation units outstanding at end of period	5,107	5,262	4,903	7,317	6,299	1,436	1,566	1,395	34,417	27,319
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.22	$19.50	$16.22	$15.44	$15.77	$15.02	$12.31	$10.80	$11.76
Value at end of period	$21.17	$17.22	$19.50	$16.22	$15.44	$15.77	$15.02	$12.31	$10.80
Number of accumulation units outstanding at end of period	5	0	242	104	0	114	0	0	57
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.71	$14.32	$13.25	$12.85	$13.01	$12.45	$11.78	$10.87	$10.96	$10.49
Value at end of period	$15.31	$13.71	$14.32	$13.25	$12.85	$13.01	$12.45	$11.78	$10.87	$10.96
Number of accumulation units outstanding at end of period	1,791	3,674	3,594	3,489	870	60	0	0	17,995	9,865

CFI 79

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$28.40	$33.52	$30.50	$24.85	$25.57	$22.99	$17.69	$15.38	$16.05	$13.30
Value at end of period	$36.70	$28.40	$33.52	$30.50	$24.85	$25.57	$22.99	$17.69	$15.38	$16.05
Number of accumulation units outstanding at end of period	0	0	0	492	275	275	62	223	24	200
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.74	$21.94	$18.24	$17.01	$16.70	$14.97	$11.23	$10.12	$10.73	$9.68
Value at end of period	$25.98	$19.74	$21.94	$18.24	$17.01	$16.70	$14.97	$11.23	$10.12	$10.73
Number of accumulation units outstanding at end of period	198	489	3,348	3,272	3,065	228	0	0	1,314	6,410
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23	$8.25
Value at end of period	$19.79	$16.64	$20.46	$18.65	$15.24	$15.88	$15.39	$11.12	$9.84	$10.23
Number of accumulation units outstanding at end of period	0	62	310	322	0	47	0	186	170	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.88
Value at end of period	$25.66
Number of accumulation units outstanding at end of period	633

TABLE 24
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during May 2011)
Value at beginning of period	$20.14	$22.78	$18.54	$17.67	$18.33	$17.88	$14.53	$12.37	$14.18
Value at end of period	$24.87	$20.14	$22.78	$18.54	$17.67	$18.33	$17.88	$14.53	$12.37
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,655	3,501
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during July 2010)
Value at beginning of period	$17.62	$19.15	$15.76	$14.21	$13.96	$13.00	$10.03	$8.69	$8.99	$7.88
Value at end of period	$22.15	$17.62	$19.15	$15.76	$14.21	$13.96	$13.00	$10.03	$8.69	$8.99
Number of accumulation units outstanding at end of period	0	0	0	1,943	1,471	75	2,548	523	0	357
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$25.53	$27.52	$21.67	$21.60	$20.80	$20.46	$16.37	$13.76	$15.11	$13.61
Value at end of period	$32.71	$25.53	$27.52	$21.67	$21.60	$20.80	$20.46	$16.37	$13.76	$15.11
Number of accumulation units outstanding at end of period	45	5	0	1,390	1,331	1,168	1,167	971	2,039	123
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$20.20	$21.62	$19.36	$17.78	$18.32	$17.16	$14.74	$13.36	$12.85	$11.65
Value at end of period	$23.66	$20.20	$21.62	$19.36	$17.78	$18.32	$17.16	$14.74	$13.36	$12.85
Number of accumulation units outstanding at end of period	0	25	25	303	399	684	47	120	2,254	223
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$14.66
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	210

CFI 80

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$18.79	$20.81	$18.94
Value at end of period	$23.58	$18.79	$20.81
Number of accumulation units outstanding at end of period	159	132	117
INVESCO OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$38.83
Value at end of period	$41.41
Number of accumulation units outstanding at end of period	247
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$11.59
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	1,157
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$34.37
Value at end of period	$36.05
Number of accumulation units outstanding at end of period	20
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during December 2012)
Value at beginning of period	$23.66	$26.24	$23.86	$18.66	$19.05	$18.15	$13.85	$13.78
Value at end of period	$29.54	$23.66	$26.24	$23.86	$18.66	$19.05	$18.15	$13.85
Number of accumulation units outstanding at end of period	0	0	0	256	159	32	672	603
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.46	$12.88	$11.92	$11.37	$12.05	$12.17	$12.86	$12.08	$11.81	$10.34
Value at end of period	$13.25	$12.46	$12.88	$11.92	$11.37	$12.05	$12.17	$12.86	$12.08	$11.81
Number of accumulation units outstanding at end of period	0	0	0	1,033	953	1,208	1,184	985	0	29
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.52
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	76
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$18.18	$18.85
Value at end of period	$20.69	$18.18
Number of accumulation units outstanding at end of period	0	1
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.98
Value at end of period	$27.60
Number of accumulation units outstanding at end of period	457
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.98	$25.48	$23.04
Value at end of period	$26.36	$21.98	$25.48
Number of accumulation units outstanding at end of period	258	239	230
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2012)
Value at beginning of period	$16.29	$17.40	$15.39	$14.59	$15.00	$14.38	$12.45	$12.02
Value at end of period	$19.04	$16.29	$17.40	$15.39	$14.59	$15.00	$14.38	$12.45
Number of accumulation units outstanding at end of period	0	1,886	2,685	0	0	0	9	237

CFI 81

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$17.68	$19.26	$16.49	$15.50	$15.96	$15.26	$12.68	$12.64
Value at end of period	$21.34	$17.68	$19.26	$16.49	$15.50	$15.96	$15.26	$12.68
Number of accumulation units outstanding at end of period	0	635	1,772	0	0	0	437	5
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$18.28	$20.21	$17.04	$15.98	$16.49	$15.75	$12.86	$11.25	$12.47
Value at end of period	$22.47	$18.28	$20.21	$17.04	$15.98	$16.49	$15.75	$12.86	$11.25
Number of accumulation units outstanding at end of period	0	2,926	2,736	136	89	0	1,730	1,510	790
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.71	$19.63	$16.48	$15.48	$15.98	$15.23	$12.43	$10.87	$12.05
Value at end of period	$21.82	$17.71	$19.63	$16.48	$15.48	$15.98	$15.23	$12.43	$10.87
Number of accumulation units outstanding at end of period	0	0	0	2,096	635	30	536	1,715	1,357
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.46	$14.10	$13.09	$12.64	$12.95	$12.38	$11.64	$11.61
Value at end of period	$15.00	$13.46	$14.10	$13.09	$12.64	$12.95	$12.38	$11.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	15	8
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.93
Value at end of period	$15.86
Number of accumulation units outstanding at end of period	13
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$11.26	$13.43	$11.13	$11.08	$11.62	$12.63	$10.65	$9.08	$10.46	$9.75
Value at end of period	$12.96	$11.26	$13.43	$11.13	$11.08	$11.62	$12.63	$10.65	$9.08	$10.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2015)
Value at beginning of period	$23.14	$23.83	$18.62	$18.17	$16.75
Value at end of period	$30.30	$23.14	$23.83	$18.62	$18.17
Number of accumulation units outstanding at end of period	0	0	0	1,041	1,684
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during March 2015)
Value at beginning of period	$14.03	$15.46	$13.80	$12.32	$13.14
Value at end of period	$17.28	$14.03	$15.46	$13.80	$12.32
Number of accumulation units outstanding at end of period	0	0	0	0	2
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$28.06
Value at end of period	$28.50
Number of accumulation units outstanding at end of period	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$20.21	$26.23	$19.66	$20.04	$18.77	$20.23	$15.92	$13.40	$16.46	$13.37
Value at end of period	$24.82	$20.21	$26.23	$19.66	$20.04	$18.77	$20.23	$15.92	$13.40	$16.46
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$26.53	$31.89	$28.99	$23.55	$24.01	$22.80	$16.74	$14.79	$15.34	$12.48
Value at end of period	$33.10	$26.53	$31.89	$28.99	$23.55	$24.01	$22.80	$16.74	$14.79	$15.34
Number of accumulation units outstanding at end of period	88	0	0	0	132	0	127	0	0	5

CFI 82

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.46	$17.69	$15.55	$14.87	$15.08	$14.47	$12.61	$11.26	$11.77	$11.04
Value at end of period	$19.19	$16.46	$17.69	$15.55	$14.87	$15.08	$14.47	$12.61	$11.26	$11.77
Number of accumulation units outstanding at end of period	13,425	4,150	3,639	2,657	8,252	5,909	7,702	3,074	27,331	55,388
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.45	$19.28	$16.35	$15.59	$15.87	$15.21	$12.81	$11.27	$11.97	$11.20
Value at end of period	$20.99	$17.45	$19.28	$16.35	$15.59	$15.87	$15.21	$12.81	$11.27	$11.97
Number of accumulation units outstanding at end of period	13,115	5,443	4,813	1,529	5,707	361	7,148	1,517	15,789	15,418
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.92	$20.22	$16.90	$16.09	$16.45	$15.72	$12.90	$11.31	$12.09	$11.25
Value at end of period	$21.91	$17.92	$20.22	$16.90	$16.09	$16.45	$15.72	$12.90	$11.31	$12.09
Number of accumulation units outstanding at end of period	2,962	1,154	944	2,842	629	0	740	2,059	10,143	12,517
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00	$14.70
Value at end of period	$21.07	$17.15	$19.42	$16.17	$15.39	$15.73	$15.00
Number of accumulation units outstanding at end of period	2,232	1,699	1,269	0	147	0	83
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.64	$14.26	$13.21	$12.81	$12.98	$12.43	$11.77	$10.86	$10.96	$10.49
Value at end of period	$15.24	$13.64	$14.26	$13.21	$12.81	$12.98	$12.43	$11.77	$10.86	$10.96
Number of accumulation units outstanding at end of period	4,135	1,511	1,832	148	2,436	0	53	1,605	2,000	4,328
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64
Value at end of period	$18.07
Number of accumulation units outstanding at end of period	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$19.88
Value at end of period	$20.85
Number of accumulation units outstanding at end of period	282
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.87
Value at end of period	$19.59
Number of accumulation units outstanding at end of period	114
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$28.18	$33.29	$30.30	$24.71	$25.43	$22.88	$17.62	$15.31	$16.56
Value at end of period	$36.41	$28.18	$33.29	$30.30	$24.71	$25.43	$22.88	$17.62	$15.31
Number of accumulation units outstanding at end of period	782	0	0	0	0	0	0	956	919
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.38	$31.33	$24.72	$23.74	$25.28	$24.51	$17.86	$15.10	$14.94	$11.95
Value at end of period	$41.60	$30.38	$31.33	$24.72	$23.74	$25.28	$24.51	$17.86	$15.10	$14.94
Number of accumulation units outstanding at end of period	0	448	447	2,813	1,699	1,209	3,355	3,265	2,404	766
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2019)
Value at beginning of period	$19.96
Value at end of period	$20.63
Number of accumulation units outstanding at end of period	123

CFI 83

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.12
Value at end of period	$25.78
Number of accumulation units outstanding at end of period	105
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20	$8.24
Value at end of period	$19.65	$16.54	$20.34	$18.55	$15.17	$15.81	$15.33	$11.08	$9.81	$10.20
Number of accumulation units outstanding at end of period	6	0	0	0	63	0	46	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$11.34	$12.70	$11.78
Value at end of period	$13.43	$11.34	$12.70
Number of accumulation units outstanding at end of period	252	205	181
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.27	$31.42	$27.94	$24.64	$25.71	$22.62	$17.39	$14.66	$14.56	$11.98
Value at end of period	$34.02	$27.27	$31.42	$27.94	$24.64	$25.71	$22.62	$17.39	$14.66	$14.56
Number of accumulation units outstanding at end of period	50	25	17	1,338	965	283	1,945	3,237	1,490	57
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.83	$22.07
Value at end of period	$26.01	$20.83
Number of accumulation units outstanding at end of period	370	5
WANGER INTERNATIONAL
(Funds were first received in this option during October 2019)
Value at beginning of period	$14.36
Value at end of period	$15.44
Number of accumulation units outstanding at end of period	624

TABLE 25
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.20%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - AMERICAN BALANCED FUND® (CLASS R-3)
Value at beginning of period	$20.71	$21.62	$19.01	$17.78	$17.76	$16.56	$13.81	$12.28	$12.01	$10.79
Value at end of period	$24.30	$20.71	$21.62	$19.01	$17.78	$17.76	$16.56	$13.81	$12.28	$12.01
Number of accumulation units outstanding at end of period	89	7	8	9	10	8,999	8,888	12	13	3,422
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$20.04	$22.68	$18.47	$17.61	$18.27	$17.84	$15.04
Value at end of period	$24.74	$20.04	$22.68	$18.47	$17.61	$18.27	$17.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	661	508
AMERICAN FUNDS® - EUROPACIFIC GROWTH FUND® (CLASS R-3)
Value at beginning of period	$19.73	$23.63	$18.35	$18.50	$18.93	$19.74	$16.68	$14.20	$16.68	$15.48
Value at end of period	$24.68	$19.73	$23.63	$18.35	$18.50	$18.93	$19.74	$16.68	$14.20	$16.68
Number of accumulation units outstanding at end of period	733	538	2,280	398	722	2,392	1,942	7,084	6,411	9,993

CFI 84

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during February 2013)
Value at beginning of period	$17.52	$19.06	$15.69	$14.16	$13.91	$12.97	$10.54
Value at end of period	$22.02	$17.52	$19.06	$15.69	$14.16	$13.91	$12.97
Number of accumulation units outstanding at end of period	10	6	0	0	0	1,286	1,004
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$25.34	$27.33	$21.53	$21.47	$20.69	$20.36	$16.30	$13.70	$15.06	$13.57
Value at end of period	$32.45	$25.34	$27.33	$21.53	$21.47	$20.69	$20.36	$16.30	$13.70	$15.06
Number of accumulation units outstanding at end of period	775	32	28	23	1	52	441	1	2	2
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$26.49	$27.71	$22.31	$20.88	$20.12	$18.69	$14.18	$11.94	$12.74	$11.51
Value at end of period	$33.42	$26.49	$27.71	$22.31	$20.88	$20.12	$18.69	$14.18	$11.94	$12.74
Number of accumulation units outstanding at end of period	457	547	6,680	288	191	2,195	1,128	2,260	1,841	10,672
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$20.05	$21.47	$19.24	$17.67	$18.22	$17.07	$14.67	$13.31	$12.80	$11.61
Value at end of period	$23.48	$20.05	$21.47	$19.24	$17.67	$18.22	$17.07	$14.67	$13.31	$12.80
Number of accumulation units outstanding at end of period	52	98	98	98	0	209	0	9,918	8,816	13,051
AMERICAN FUNDS® - WASHINGTON MUTUAL INVESTORS FUNDSM
(CLASS R-3)
Value at beginning of period	$22.99	$24.07	$20.34	$18.22	$18.53	$16.92	$13.03	$11.76	$11.16	$10.00
Value at end of period	$28.43	$22.99	$24.07	$20.34	$18.22	$18.53	$16.92	$13.03	$11.76	$11.16
Number of accumulation units outstanding at end of period	690	116	87	56	1	1,075	490	2	2	3
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during October 2017)
Value at beginning of period	$20.81	$24.57	$23.35
Value at end of period	$25.52	$20.81	$24.57
Number of accumulation units outstanding at end of period	0	0	611
BLACKROCK MID CAP DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during September 2019)
Value at beginning of period	$30.22
Value at end of period	$31.98
Number of accumulation units outstanding at end of period	64
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$22.42	$25.56	$23.67	$21.33	$22.45	$21.68	$17.55	$15.71	$16.42	$14.99
Value at end of period	$27.48	$22.42	$25.56	$23.67	$21.33	$22.45	$21.68	$17.55	$15.71	$16.42
Number of accumulation units outstanding at end of period	0	0	617	0	0	0	0	0	0	2,937
INVESCO OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$37.74
Value at end of period	$41.08
Number of accumulation units outstanding at end of period	41
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$11.32
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	245
LORD ABBETT CORE FIXED INCOME FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$11.68
Value at end of period	$11.70
Number of accumulation units outstanding at end of period	685

CFI 85

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during September 2019)
Value at beginning of period	$35.62
Value at end of period	$35.87
Number of accumulation units outstanding at end of period	66
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
Value at beginning of period	$32.66
Value at end of period	$35.23
Number of accumulation units outstanding at end of period	575
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during March 2018)
Value at beginning of period	$13.35	$13.60
Value at end of period	$14.27	$13.35
Number of accumulation units outstanding at end of period	39	25
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2016)
Value at beginning of period	$10.77	$11.95	$9.78	$9.05
Value at end of period	$12.94	$10.77	$11.95	$9.78
Number of accumulation units outstanding at end of period	77	11	12	12
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.88	$13.93	$14.00
Value at end of period	$14.42	$13.88	$13.93
Number of accumulation units outstanding at end of period	0	0	2,247
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$9.42	$9.43	$9.45
Value at end of period	$9.44	$9.42	$9.43
Number of accumulation units outstanding at end of period	613	551	2,362
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2011)
Value at beginning of period	$16.22	$17.34	$15.34	$14.54	$14.96	$14.35	$12.43	$11.14	$10.95
Value at end of period	$18.95	$16.22	$17.34	$15.34	$14.54	$14.96	$14.35	$12.43	$11.14
Number of accumulation units outstanding at end of period	300	0	0	481	394	3,650	6,085	4,908	964
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2010)
Value at beginning of period	$17.60	$19.19	$16.44	$15.45	$15.92	$15.23	$12.66	$11.14	$11.68	$10.77
Value at end of period	$21.23	$17.60	$19.19	$16.44	$15.45	$15.92	$15.23	$12.66	$11.14	$11.68
Number of accumulation units outstanding at end of period	364	0	0	0	0	0	186	0	48	6,135
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2011)
Value at beginning of period	$18.20	$20.13	$16.98	$15.93	$16.45	$15.72	$12.84	$11.24	$11.31
Value at end of period	$22.36	$18.20	$20.13	$16.98	$15.93	$16.45	$15.72	$12.84	$11.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,376	1,106	0	46
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2017)
Value at beginning of period	$13.40	$14.04	$13.81
Value at end of period	$14.92	$13.40	$14.04
Number of accumulation units outstanding at end of period	1,521	0	268
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$14.53	$14.80	$14.34	$13.98	$14.11	$13.41	$13.67	$12.71	$11.94	$11.02
Value at end of period	$15.73	$14.53	$14.80	$14.34	$13.98	$14.11	$13.41	$13.67	$12.71	$11.94
Number of accumulation units outstanding at end of period	215	220	3,562	220	0	0	0	22,939	20,152	18,204

CFI 86

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$11.19	$13.35	$11.07	$11.03	$11.57	$12.58	$10.61	$9.05	$10.44	$9.73
Value at end of period	$12.87	$11.19	$13.35	$11.07	$11.03	$11.57	$12.58	$10.61	$9.05	$10.44
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	56	0	2	2,480
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$9.04	$10.64	$10.49
Value at end of period	$10.82	$9.04	$10.64
Number of accumulation units outstanding at end of period	0	24	24
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2016)
Value at beginning of period	$23.05	$23.74	$18.57	$17.62
Value at end of period	$30.16	$23.05	$23.74	$18.57
Number of accumulation units outstanding at end of period	22	22	28	28
VOYA LARGE CAP VALUE FUND (CLASS A)
(Funds were first received in this option during January 2016)
Value at beginning of period	$13.99	$15.42	$13.77	$11.99
Value at end of period	$17.22	$13.99	$15.42	$13.77
Number of accumulation units outstanding at end of period	59	59	59	59
VOYA REAL ESTATE FUND (CLASS A)
Value at beginning of period	$25.00	$27.59	$26.65	$26.07	$25.62	$19.92	$19.81	$17.39	$16.10	$12.79
Value at end of period	$31.57	$25.00	$27.59	$26.65	$26.07	$25.62	$19.92	$19.81	$17.39	$16.10
Number of accumulation units outstanding at end of period	2	1	451	0	0	13	0	1,282	1,096	942
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$32.93	$33.74	$26.08	$24.83	$23.40	$21.01	$16.14	$14.30	$13.82
Value at end of period	$44.08	$32.93	$33.74	$26.08	$24.83	$23.40	$21.01	$16.14	$14.30
Number of accumulation units outstanding at end of period	0	51	36	4	0	0	128	114	98
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2011)
Value at beginning of period	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91	$13.81
Value at end of period	$29.48	$23.75	$25.81	$23.07	$20.25	$21.30	$19.21	$14.79	$12.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	49	34	16
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$26.33	$31.67	$28.80	$23.41	$23.88	$22.69	$16.67	$14.73	$15.29	$12.44
Value at end of period	$32.84	$26.33	$31.67	$28.80	$23.41	$23.88	$22.69	$16.67	$14.73	$15.29
Number of accumulation units outstanding at end of period	19	19	297	196	235	305	511	3,321	2,267	3,899
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.39	$17.62	$15.50	$14.83	$15.04	$14.45	$12.60	$11.25	$11.76	$11.04
Value at end of period	$19.09	$16.39	$17.62	$15.50	$14.83	$15.04	$14.45	$12.60	$11.25	$11.76
Number of accumulation units outstanding at end of period	0	0	35,567	766	3,642	4,040	0	1,058	902	17,301
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.38	$19.20	$16.29	$15.54	$15.83	$15.18	$12.79	$11.26	$11.97	$11.20
Value at end of period	$20.88	$17.38	$19.20	$16.29	$15.54	$15.83	$15.18	$12.79	$11.26	$11.97
Number of accumulation units outstanding at end of period	0	0	47,705	0	0	3,798	1,252	2,365	1,728	12,732
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.84	$20.14	$16.84	$16.04	$16.41	$15.69	$12.88	$11.30	$12.08	$11.25
Value at end of period	$21.80	$17.84	$20.14	$16.84	$16.04	$16.41	$15.69	$12.88	$11.30	$12.08
Number of accumulation units outstanding at end of period	3,979	3,664	33,700	3,163	2,865	5,226	0	585	198	5,682

CFI 87

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2017)
Value at beginning of period	$17.07	$19.35	$18.51
Value at end of period	$20.97	$17.07	$19.35
Number of accumulation units outstanding at end of period	80	0	21,165
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.58	$14.21	$13.16	$12.77	$12.94	$12.40	$11.75	$10.85	$10.95	$10.49
Value at end of period	$15.16	$13.58	$14.21	$13.16	$12.77	$12.94	$12.40	$11.75	$10.85	$10.95
Number of accumulation units outstanding at end of period	0	0	23,332	850	3,296	0	0	0	0	2,071
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2013)
Value at beginning of period	$27.97	$33.06	$30.11	$24.56	$25.30	$22.76	$18.75
Value at end of period	$36.12	$27.97	$33.06	$30.11	$24.56	$25.30	$22.76
Number of accumulation units outstanding at end of period	343	0	0	54	50	20	258
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$30.16	$31.11	$24.56	$23.60	$25.15	$24.39	$17.78	$15.04	$14.89	$11.91
Value at end of period	$41.27	$30.16	$31.11	$24.56	$23.60	$25.15	$24.39	$17.78	$15.04	$14.89
Number of accumulation units outstanding at end of period	301	289	1,664	324	697	581	495	1,892	1,802	2,929
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$19.45	$21.63	$18.01	$16.81	$16.52	$14.82	$11.13	$10.04	$10.66	$9.12
Value at end of period	$25.57	$19.45	$21.63	$18.01	$16.81	$16.52	$14.82	$11.13	$10.04	$10.66
Number of accumulation units outstanding at end of period	0	0	562	0	0	0	107	107	107	1,387
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$20.41	$23.58	$20.28	$17.42	$18.75	$17.39	$13.04	$11.12	$11.50	$10.73
Value at end of period	$25.26	$20.41	$23.58	$20.28	$17.42	$18.75	$17.39	$13.04	$11.12	$11.50
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	32	7
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.07	$31.20	$27.76	$24.50	$25.57	$22.51	$17.32	$14.60	$14.51	$11.95
Value at end of period	$33.75	$27.07	$31.20	$27.76	$24.50	$25.57	$22.51	$17.32	$14.60	$14.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	42	41	1,154	990	6,553
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$24.94	$26.09	$21.15	$19.93	$19.77	$17.89	$13.40	$11.68	$12.27	$9.66
Value at end of period	$33.81	$24.94	$26.09	$21.15	$19.93	$19.77	$17.89	$13.40	$11.68	$12.27
Number of accumulation units outstanding at end of period	232	213	990	117	95	0	0	160	126	100
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2011)
Value at beginning of period	$27.15	$28.46	$23.15	$21.85	$21.74	$19.71	$14.81	$12.93	$13.18
Value at end of period	$36.73	$27.15	$28.46	$23.15	$21.85	$21.74	$19.71	$14.81	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	32
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.38	$30.14	$22.89	$22.88	$20.95	$19.56	$14.25	$12.16	$12.47	$10.83
Value at end of period	$37.88	$29.38	$30.14	$22.89	$22.88	$20.95	$19.56	$14.25	$12.16	$12.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,838	0	0	4,095

CFI 88

Condensed Financial Information (continued)

TABLE 26
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
ALLIANZGI NFJ SMALL-CAP VALUE FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$23.12	$29.07	$26.70
Value at end of period	$28.32	$23.12	$29.07
Number of accumulation units outstanding at end of period	61	61	59
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$26.84	$26.60	$23.20
Value at end of period	$35.19	$26.84	$26.60
Number of accumulation units outstanding at end of period	221	221	221
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.94	$22.58	$18.40	$17.55	$18.22	$17.80	$14.48	$12.34	$13.56	$12.98
Value at end of period	$24.61	$19.94	$22.58	$18.40	$17.55	$18.22	$17.80	$14.48	$12.34	$13.56
Number of accumulation units outstanding at end of period	751	858	1,278	224	446	360	2,858	464	1,936	484
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.43	$18.97	$15.62	$14.11	$13.86	$12.93	$9.99	$8.66	$8.97
Value at end of period	$21.89	$17.43	$18.97	$15.62	$14.11	$13.86	$12.93	$9.99	$8.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	2	6,893	1,558	873
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$25.15	$27.14	$21.39	$21.34	$20.58	$20.26	$16.23	$13.65	$15.01	$13.53
Value at end of period	$32.19	$25.15	$27.14	$21.39	$21.34	$20.58	$20.26	$16.23	$13.65	$15.01
Number of accumulation units outstanding at end of period	6	0	0	0	375	3,398	1,477	1,255	1,505	6,542
COLUMBIA ACORN® FUND (CLASS A SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$22.00	$23.56	$21.34
Value at end of period	$27.37	$22.00	$23.56
Number of accumulation units outstanding at end of period	761	739	809
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during March 2011)
Value at beginning of period	$21.49	$23.41	$20.70	$19.18	$19.69	$18.01	$14.13	$12.39	$13.19
Value at end of period	$27.48	$21.49	$23.41	$20.70	$19.18	$19.69	$18.01	$14.13	$12.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	57	33
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$19.12	$22.03	$20.56
Value at end of period	$23.72	$19.12	$22.03
Number of accumulation units outstanding at end of period	84	78	70
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during August 2017)
Value at beginning of period	$27.45	$26.51	$22.98
Value at end of period	$35.69	$27.45	$26.51
Number of accumulation units outstanding at end of period	6	6	6

CFI 89

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIONEER HIGH YIELD FUND (CLASS A SHARES)
(Funds were first received in this option during June 2017)
Value at beginning of period	$17.65	$18.48	$18.20
Value at end of period	$19.84	$17.65	$18.48
Number of accumulation units outstanding at end of period	694	678	798
PIONEER STRATEGIC INCOME FUND (CLASS A SHARES)
(Funds were first received in this option during May 2017)
Value at beginning of period	$12.73	$13.17	$12.98
Value at end of period	$13.82	$12.73	$13.17
Number of accumulation units outstanding at end of period	0	0	529
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND (CLASS R)
(Funds were first received in this option during March 2012)
Value at beginning of period	$23.45	$26.03	$23.69	$18.55	$18.95	$18.08	$13.81	$13.06
Value at end of period	$29.25	$23.45	$26.03	$23.69	$18.55	$18.95	$18.08	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	301	247
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$12.31	$12.74	$11.80	$11.27	$11.95	$12.09	$12.78	$12.03	$11.76	$10.38
Value at end of period	$13.09	$12.31	$12.74	$11.80	$11.27	$11.95	$12.09	$12.78	$12.03	$11.76
Number of accumulation units outstanding at end of period	0	0	0	0	0	140	3,528	3,434	3,617	6,261
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$11.70
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	14
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.57	$21.78	$20.02	$20.25	$20.91	$18.64	$18.39
Value at end of period	$24.00	$19.57	$21.78	$20.02	$20.25	$20.91	$18.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	102	883
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2017)
Value at beginning of period	$25.39	$27.00	$25.28
Value at end of period	$32.20	$25.39	$27.00
Number of accumulation units outstanding at end of period	191	181	167
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.15	$17.27	$15.28	$14.50	$14.93	$14.32	$12.41	$11.13	$11.47	$11.34
Value at end of period	$18.86	$16.15	$17.27	$15.28	$14.50	$14.93	$14.32	$12.41	$11.13	$11.47
Number of accumulation units outstanding at end of period	6,051	2,501	2,234	0	0	3,129	1,811	1,429	2,725	264
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.52	$19.11	$16.38	$15.41	$15.88	$15.20	$12.65	$11.13	$11.77
Value at end of period	$21.13	$17.52	$19.11	$16.38	$15.41	$15.88	$15.20	$12.65	$11.13
Number of accumulation units outstanding at end of period	1,035	775	567	0	0	4,301	4	1,300	937
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2011)
Value at beginning of period	$18.12	$20.05	$16.92	$15.89	$16.41	$15.68	$12.82	$11.23	$11.99
Value at end of period	$22.25	$18.12	$20.05	$16.92	$15.89	$16.41	$15.68	$12.82	$11.23
Number of accumulation units outstanding at end of period	2,971	999	794	0	0	2,760	1,865	295	298

CFI 90

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2017)
Value at beginning of period	$17.55	$19.48	$17.93
Value at end of period	$21.61	$17.55	$19.48
Number of accumulation units outstanding at end of period	2,650	2,559	2,482
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2010)
Value at beginning of period	$13.34	$13.99	$13.00	$12.57	$12.88	$12.33	$11.60	$10.84	$10.71	$10.58
Value at end of period	$14.85	$13.34	$13.99	$13.00	$12.57	$12.88	$12.33	$11.60	$10.84	$10.71
Number of accumulation units outstanding at end of period	1,441	1,398	1,357	0	0	0	0	4	117	29
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$14.43	$14.70	$14.24	$13.90	$14.03	$13.34	$13.61	$12.66	$11.90	$10.98
Value at end of period	$15.61	$14.43	$14.70	$14.24	$13.90	$14.03	$13.34	$13.61	$12.66	$11.90
Number of accumulation units outstanding at end of period	34	35	35	36	1,347	1,727	276	105	3,309	5,153
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.12	$13.27	$11.01	$10.97	$11.52	$12.53	$10.58	$9.03	$10.41	$8.57
Value at end of period	$12.78	$11.12	$13.27	$11.01	$10.97	$11.52	$12.53	$10.58	$9.03	$10.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	3	0	45	33	21
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.96	$23.66	$18.51	$18.07	$17.25	$16.25
Value at end of period	$30.02	$22.96	$23.66	$18.51	$18.07	$17.25
Number of accumulation units outstanding at end of period	243	240	349	345	331	329
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$15.38	$16.86	$15.03
Value at end of period	$19.61	$15.38	$16.86
Number of accumulation units outstanding at end of period	1,049	1,047	730
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2017)
Value at beginning of period	$28.59	$34.49	$32.15
Value at end of period	$35.43	$28.59	$34.49
Number of accumulation units outstanding at end of period	313	291	354
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.31	$17.55	$15.44	$14.79	$15.01	$14.42	$12.58	$11.24	$11.76	$11.04
Value at end of period	$19.00	$16.31	$17.55	$15.44	$14.79	$15.01	$14.42	$12.58	$11.24	$11.76
Number of accumulation units outstanding at end of period	1,949	1,852	1,747	4,975	4,614	6,625	25,696	18,923	27,097	15,857
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.30	$19.13	$16.24	$15.50	$15.79	$15.15	$12.77	$11.25	$11.96	$11.20
Value at end of period	$20.78	$17.30	$19.13	$16.24	$15.50	$15.79	$15.15	$12.77	$11.25	$11.96
Number of accumulation units outstanding at end of period	1,372	3,104	2,898	7,869	5,727	14,616	31,047	15,413	16,588	31,725
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.76	$20.06	$16.78	$15.99	$16.37	$15.65	$12.86	$11.29	$12.08	$11.25
Value at end of period	$21.70	$17.76	$20.06	$16.78	$15.99	$16.37	$15.65	$12.86	$11.29	$12.08
Number of accumulation units outstanding at end of period	721	864	869	1,667	1,571	4,854	26,128	18,106	16,133	21,654

CFI 91

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.26	$10.77	$11.51	$11.37
Value at end of period	$20.87	$17.00	$19.27	$16.06	$15.30	$15.66	$14.94	$12.26	$10.77	$11.51
Number of accumulation units outstanding at end of period	0	0	0	811	508	327	2,536	224	130	34
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.52	$14.15	$13.12	$12.73	$12.91	$12.38	$11.73	$10.84	$10.95	$10.49
Value at end of period	$15.09	$13.52	$14.15	$13.12	$12.73	$12.91	$12.38	$11.73	$10.84	$10.95
Number of accumulation units outstanding at end of period	1,279	1,605	1,611	3,535	3,367	1,378	6,722	3,145	2,659	2,133
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$11.28	$12.65	$11.58	$10.20	$10.57	$10.42
Value at end of period	$13.35	$11.28	$12.65	$11.58	$10.20	$10.57
Number of accumulation units outstanding at end of period	0	0	0	157	128	101
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.87	$30.98	$27.58	$24.35	$25.43	$22.39	$17.24	$14.54	$14.46	$11.91
Value at end of period	$33.48	$26.87	$30.98	$27.58	$24.35	$25.43	$22.39	$17.24	$14.54	$14.46
Number of accumulation units outstanding at end of period	659	607	523	73	187	166	419	351	0	2,084
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$24.78	$25.93	$21.04	$19.83	$19.68	$17.82	$13.35	$11.64	$12.24	$9.64
Value at end of period	$33.57	$24.78	$25.93	$21.04	$19.83	$19.68	$17.82	$13.35	$11.64	$12.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	1,728
WANGER SELECT
(Funds were first received in this option during August 2017)
Value at beginning of period	$20.27	$23.48	$21.04
Value at end of period	$25.83	$20.27	$23.48
Number of accumulation units outstanding at end of period	6	6	6

TABLE 27
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.30%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMANA GROWTH FUND (INVESTOR SHARES)
(Funds were first received in this option during January 2017)
Value at beginning of period	$26.71	$26.49	$21.35
Value at end of period	$35.00	$26.71	$26.49
Number of accumulation units outstanding at end of period	0	0	455
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$17.34	$18.88	$15.56	$14.05	$13.82	$12.89	$9.96	$8.64	$8.96	$7.98
Value at end of period	$21.76	$17.34	$18.88	$15.56	$14.05	$13.82	$12.89	$9.96	$8.64	$8.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,897
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$24.96	$26.95	$21.25	$21.21	$20.47	$20.16	$16.16	$13.59	$14.96	$13.49
Value at end of period	$31.93	$24.96	$26.95	$21.25	$21.21	$20.47	$20.16	$16.16	$13.59	$14.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	25	44	119	0	159

CFI 92

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - THE GROWTH FUND OF AMERICA® (CLASS R-3)
(Funds were first received in this option during November 2018)
Value at beginning of period	$26.09	$28.34
Value at end of period	$32.89	$26.09
Number of accumulation units outstanding at end of period	28	5,312
ARIEL APPRECIATION FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$20.50	$23.12
Value at end of period	$25.12	$20.50
Number of accumulation units outstanding at end of period	5	581
ARIEL FUND (INVESTOR CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$20.48	$23.43
Value at end of period	$25.12	$20.48
Number of accumulation units outstanding at end of period	35	2,290
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
(Funds were first received in this option during November 2018)
Value at beginning of period	$18.37	$19.93
Value at end of period	$23.02	$18.37
Number of accumulation units outstanding at end of period	42	4,245
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
(Funds were first received in this option during November 2018)
Value at beginning of period	$22.08	$24.14
Value at end of period	$27.05	$22.08
Number of accumulation units outstanding at end of period	5	714
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$26.73
Value at end of period	$30.60
Number of accumulation units outstanding at end of period	62
INVESCO OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$33.10	$38.25	$29.50
Value at end of period	$40.43	$33.10	$38.25
Number of accumulation units outstanding at end of period	0	0	276
LORD ABBETT FUNDAMENTAL EQUITY FUND (CLASS A)
(Funds were first received in this option during January 2017)
Value at beginning of period	$19.52	$21.64	$19.68
Value at end of period	$23.60	$19.52	$21.64
Number of accumulation units outstanding at end of period	0	0	5,636
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.24	$12.68	$11.75	$11.22	$11.91	$12.05	$12.75	$12.00	$11.74	$10.30
Value at end of period	$13.00	$12.24	$12.68	$11.75	$11.22	$11.91	$12.05	$12.75	$12.00	$11.74
Number of accumulation units outstanding at end of period	0	0	5,018	0	0	0	0	0	0	2,388
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$10.72	$11.92	$11.35
Value at end of period	$12.88	$10.72	$11.92
Number of accumulation units outstanding at end of period	39	39	39
VOYA GNMA INCOME FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$13.67	$13.40
Value at end of period	$14.20	$13.67
Number of accumulation units outstanding at end of period	12	2,377

CFI 93

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$9.28	$9.28
Value at end of period	$9.29	$9.28
Number of accumulation units outstanding at end of period	5	3,075
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$21.07	$23.01	$21.57
Value at end of period	$26.95	$21.07	$23.01
Number of accumulation units outstanding at end of period	17	17	17
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.08	$17.20	$15.23	$14.46	$14.89	$14.29	$12.39	$11.12	$11.46	$10.93
Value at end of period	$18.76	$16.08	$17.20	$15.23	$14.46	$14.89	$14.29	$12.39	$11.12	$11.46
Number of accumulation units outstanding at end of period	0	0	0	0	3,324	2,782	1,755	1,169	0	1,360
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.45	$19.03	$16.32	$15.36	$15.84	$15.17	$12.63	$11.12	$11.67	$11.07
Value at end of period	$21.02	$17.45	$19.03	$16.32	$15.36	$15.84	$15.17	$12.63	$11.12	$11.67
Number of accumulation units outstanding at end of period	0	0	0	0	921	822	619	295	0	135
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$18.04	$19.97	$16.87	$15.84	$16.37	$15.65	$12.80	$11.22	$11.88	$11.21
Value at end of period	$22.14	$18.04	$19.97	$16.87	$15.84	$16.37	$15.65	$12.80	$11.22	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	398	1,197	1,182	1,752	0	93
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2013)
Value at beginning of period	$17.48	$19.41	$16.32	$15.35	$15.87	$15.15	$14.55
Value at end of period	$21.51	$17.48	$19.41	$16.32	$15.35	$15.87	$15.15
Number of accumulation units outstanding at end of period	0	0	0	0	0	158	20
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.28	$13.93	$12.96	$12.53	$12.85
Value at end of period	$14.78	$13.28	$13.93	$12.96	$12.53
Number of accumulation units outstanding at end of period	0	363	0	169	2,441
VOYA INTERMEDIATE BOND FUND (CLASS A)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.32	$14.60	$14.15	$13.81	$13.95	$13.28	$13.55	$13.48
Value at end of period	$15.49	$14.32	$14.60	$14.15	$13.81	$13.95	$13.28	$13.55
Number of accumulation units outstanding at end of period	15	3,628	0	2,787	3,159	3,393	29	16
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$14.22	$14.54	$14.17
Value at end of period	$15.37	$14.22	$14.54
Number of accumulation units outstanding at end of period	235	10,834	10,612
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.05	$13.19	$10.96	$10.92	$11.47	$12.48	$10.54	$10.08
Value at end of period	$12.70	$11.05	$13.19	$10.96	$10.92	$11.47	$12.48	$10.54
Number of accumulation units outstanding at end of period	0	0	750	0	24	13	18	11

CFI 94

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$8.95	$10.53	$8.84
Value at end of period	$10.70	$8.95	$10.53
Number of accumulation units outstanding at end of period	0	2,273	1,293
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$22.86	$23.57	$18.45	$18.03	$17.21	$16.22
Value at end of period	$29.88	$22.86	$23.57	$18.45	$18.03	$17.21
Number of accumulation units outstanding at end of period	0	0	0	0	316	311
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$13.91	$14.89
Value at end of period	$17.12	$13.91
Number of accumulation units outstanding at end of period	9	894
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2017)
Value at beginning of period	$15.33	$16.82	$15.78
Value at end of period	$19.55	$15.33	$16.82
Number of accumulation units outstanding at end of period	142	38	38
VOYA REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during November 2018)
Value at beginning of period	$24.63	$25.88
Value at end of period	$31.07	$24.63
Number of accumulation units outstanding at end of period	1	534
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$18.17	$20.35	$18.02
Value at end of period	$23.25	$18.17	$20.35
Number of accumulation units outstanding at end of period	0	475	601
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$18.09	$20.71	$18.51
Value at end of period	$22.29	$18.09	$20.71
Number of accumulation units outstanding at end of period	0	148	102
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2018)
Value at beginning of period	$25.94	$29.58
Value at end of period	$32.32	$25.94
Number of accumulation units outstanding at end of period	0	141
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.24	$17.48	$15.39	$14.74	$14.97	$14.39	$12.56	$11.23	$11.75	$10.97
Value at end of period	$18.90	$16.24	$17.48	$15.39	$14.74	$14.97	$14.39	$12.56	$11.23	$11.75
Number of accumulation units outstanding at end of period	44	35,765	0	30,148	25,468	23,780	0	0	0	270
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.22	$19.05	$16.18	$15.45	$15.75	$15.13	$12.75	$11.24	$11.96	$11.13
Value at end of period	$20.68	$17.22	$19.05	$16.18	$15.45	$15.75	$15.13	$12.75	$11.24	$11.96
Number of accumulation units outstanding at end of period	1,552	47,858	0	43,308	38,695	34,417	0	0	0	2,150

CFI 95

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.68	$19.98	$16.73	$15.94	$16.33	$15.62	$12.84	$11.28	$12.07	$11.16
Value at end of period	$21.59	$17.68	$19.98	$16.73	$15.94	$16.33	$15.62	$12.84	$11.28	$12.07
Number of accumulation units outstanding at end of period	287	32,497	0	28,321	20,273	19,094	0	0	0	118
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2014)
Value at beginning of period	$16.93	$19.20	$16.01	$15.26	$15.62	$15.06
Value at end of period	$20.76	$16.93	$19.20	$16.01	$15.26	$15.62
Number of accumulation units outstanding at end of period	2,355	23,675	0	15,931	8,792	5,246
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.46	$14.09	$13.07	$12.70	$12.88	$12.36	$11.71	$10.83	$10.94	$10.49
Value at end of period	$15.01	$13.46	$14.09	$13.07	$12.70	$12.88	$12.36	$11.71	$10.83	$10.94
Number of accumulation units outstanding at end of period	0	24,353	0	23,502	20,365	135	0	0	0	108
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$15.59	$16.48	$15.35
Value at end of period	$17.64	$15.59	$16.48
Number of accumulation units outstanding at end of period	0	4,626	3,939
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$16.81	$18.61	$16.40
Value at end of period	$20.35	$16.81	$18.61
Number of accumulation units outstanding at end of period	0	9,034	7,089
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2017)
Value at beginning of period	$16.27	$17.57	$15.86
Value at end of period	$19.13	$16.27	$17.57
Number of accumulation units outstanding at end of period	0	5,385	9,329
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$27.56	$32.60	$29.72	$24.27	$25.02	$22.54	$17.38	$15.13	$15.83	$13.15
Value at end of period	$35.55	$27.56	$32.60	$29.72	$24.27	$25.02	$22.54	$17.38	$15.13	$15.83
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	17
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.71	$30.68	$24.25	$23.32	$24.87	$24.15	$17.62	$14.92	$14.79	$11.84
Value at end of period	$40.62	$29.71	$30.68	$24.25	$23.32	$24.87	$24.15	$17.62	$14.92	$14.79
Number of accumulation units outstanding at end of period	58	1,989	57	954	719	1,360	190	169	381	2,909
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.16	$21.34	$17.78	$16.61	$16.34	$14.68	$11.03	$9.96	$10.58	$9.57
Value at end of period	$25.17	$19.16	$21.34	$17.78	$16.61	$16.34	$14.68	$11.03	$9.96	$10.58
Number of accumulation units outstanding at end of period	0	659	0	543	470	533	0	0	0	0
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13	$9.44
Value at end of period	$19.25	$16.23	$19.99	$18.26	$14.95	$15.61	$15.15	$10.97	$9.73	$10.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	3,344
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2017)
Value at beginning of period	$25.09	$28.44	$25.13
Value at end of period	$31.27	$25.09	$28.44
Number of accumulation units outstanding at end of period	0	788	1,160

CFI 96

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during October 2014)
Value at beginning of period	$24.62	$25.77	$20.92	$19.73	$19.59	$18.16
Value at end of period	$33.34	$24.62	$25.77	$20.92	$19.73	$19.59
Number of accumulation units outstanding at end of period	0	1,122	0	557	314	248
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$26.75	$28.07	$22.85	$21.60	$21.51	$19.52	$14.67	$14.35
Value at end of period	$36.15	$26.75	$28.07	$22.85	$21.60	$21.51	$19.52	$14.67
Number of accumulation units outstanding at end of period	0	0	0	0	354	329	257	166
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$22.89
Value at end of period	$25.39
Number of accumulation units outstanding at end of period	150
WELLS FARGO SPECIAL SMALL CAP VALUE FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$24.17	$28.46	$27.49
Value at end of period	$30.47	$24.17	$28.46
Number of accumulation units outstanding at end of period	20	20	20

TABLE 28
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.35%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$17.25	$18.79	$15.49	$14.00	$13.77	$12.86	$9.94	$8.63	$8.94	$7.97
Value at end of period	$21.64	$17.25	$18.79	$15.49	$14.00	$13.77	$12.86	$9.94	$8.63	$8.94
Number of accumulation units outstanding at end of period	0	0	0	319	197	581	0	914	0	9,859
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$24.78	$26.76	$21.12	$21.09	$20.36	$20.06	$16.08	$13.54	$14.91	$13.45
Value at end of period	$31.68	$24.78	$26.76	$21.12	$21.09	$20.36	$20.06	$16.08	$13.54	$14.91
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	1,809	5,974
CRM MID CAP VALUE FUND (INVESTOR SHARES)
Value at beginning of period	$25.66
Value at end of period	$29.38
Number of accumulation units outstanding at end of period	61
DODGE & COX STOCK FUND
(Funds were first received in this option during September 2017)
Value at beginning of period	$22.95	$25.16	$23.13
Value at end of period	$28.12	$22.95	$25.16
Number of accumulation units outstanding at end of period	88	234	279
FRANKLIN MUTUAL GLOBAL DISCOVERY FUND (CLASS R)
Value at beginning of period	$21.92	$25.03	$23.21	$20.95	$22.08	$21.36	$17.32	$15.52	$16.25	$14.86
Value at end of period	$26.84	$21.92	$25.03	$23.21	$20.95	$22.08	$21.36	$17.32	$15.52	$16.25
Number of accumulation units outstanding at end of period	886	740	618	577	514	423	934	1,107	460	330

CFI 97

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
T. ROWE PRICE MID-CAP VALUE FUND (R CLASS)
Value at beginning of period	$25.80	$29.41	$26.84	$21.99	$23.19	$21.36	$16.54	$14.09	$15.08	$13.19
Value at end of period	$30.29	$25.80	$29.41	$26.84	$21.99	$23.19	$21.36	$16.54	$14.09	$15.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	52	0	0	0
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.17	$12.61	$11.69	$11.18	$11.86	$12.01	$12.71	$11.97	$11.72	$10.28
Value at end of period	$12.92	$12.17	$12.61	$11.69	$11.18	$11.86	$12.01	$12.71	$11.97	$11.72
Number of accumulation units outstanding at end of period	0	0	0	0	11	0	3	0	865	1,607
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.70	$11.90	$9.75	$9.32	$10.01
Value at end of period	$12.85	$10.70	$11.90	$9.75	$9.32
Number of accumulation units outstanding at end of period	31	31	31	31	31
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during July 2014)
Value at beginning of period	$19.38	$21.59	$19.87	$20.12	$20.79	$20.50
Value at end of period	$23.74	$19.38	$21.59	$19.87	$20.12	$20.79
Number of accumulation units outstanding at end of period	0	0	0	22	19	14
VOYA GNMA INCOME FUND (CLASS A)
Value at beginning of period	$13.57	$13.64	$13.62	$13.58	$13.55	$13.09	$13.51	$13.31	$12.56	$11.99
Value at end of period	$14.08	$13.57	$13.64	$13.62	$13.58	$13.55	$13.09	$13.51	$13.31	$12.56
Number of accumulation units outstanding at end of period	36	36	36	36	36	37	2,321	2,852	2,634	8,894
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.01	$17.13	$15.18	$14.41	$14.85	$14.27	$12.37	$11.11	$11.46	$10.93
Value at end of period	$18.67	$16.01	$17.13	$15.18	$14.41	$14.85	$14.27	$12.37	$11.11	$11.46
Number of accumulation units outstanding at end of period	19,871	17,425	21,324	2,395	113	3,037	0	0	50	14,366
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.37	$18.96	$16.27	$15.32	$15.80	$15.15	$12.61	$11.11	$11.66	$11.07
Value at end of period	$20.92	$17.37	$18.96	$16.27	$15.32	$15.80	$15.15	$12.61	$11.11	$11.66
Number of accumulation units outstanding at end of period	11,479	10,356	10,492	2,707	4,481	216	0	0	409	8,911
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.95	$19.89	$16.81	$15.79	$16.33	$15.62	$12.78	$11.21	$11.87	$11.21
Value at end of period	$22.03	$17.95	$19.89	$16.81	$15.79	$16.33	$15.62	$12.78	$11.21	$11.87
Number of accumulation units outstanding at end of period	14,113	13,034	13,018	6,084	3,668	5,560	0	0	1,575	1,851
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2014)
Value at beginning of period	$17.40	$19.34	$16.26	$15.30	$15.84	$15.77
Value at end of period	$21.41	$17.40	$19.34	$16.26	$15.30	$15.84
Number of accumulation units outstanding at end of period	3,462	3,022	2,585	453	301	611
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2015)
Value at beginning of period	$13.22	$13.88	$12.91	$12.49	$13.05
Value at end of period	$14.70	$13.22	$13.88	$12.91	$12.49
Number of accumulation units outstanding at end of period	6,229	8,206	7,600	962	24
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.98	$13.12	$10.90	$10.87	$11.42	$12.43	$10.51	$8.98	$10.53
Value at end of period	$12.61	$10.98	$13.12	$10.90	$10.87	$11.42	$12.43	$10.51	$8.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,320	292	0	1,537

CFI 98

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$15.29	$16.77	$15.42
Value at end of period	$19.48	$15.29	$16.77
Number of accumulation units outstanding at end of period	1,213	5,935	6,161
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$32.46	$33.31	$25.78	$24.58	$23.21	$20.86	$16.06	$14.24	$13.89	$12.52
Value at end of period	$43.38	$32.46	$33.31	$25.78	$24.58	$23.21	$20.86	$16.06	$14.24	$13.89
Number of accumulation units outstanding at end of period	421	672	192	0	0	0	0	69	59	48
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2017)
Value at beginning of period	$28.32	$34.19	$32.04
Value at end of period	$35.05	$28.32	$34.19
Number of accumulation units outstanding at end of period	0	95	184
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$25.75	$31.02	$28.25	$23.00	$23.50	$22.35	$16.45	$14.56	$15.13	$12.33
Value at end of period	$32.06	$25.75	$31.02	$28.25	$23.00	$23.50	$22.35	$16.45	$14.56	$15.13
Number of accumulation units outstanding at end of period	0	0	0	4	0	1,632	2,461	82	3,528	874
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.17	$17.41	$15.34	$14.70	$14.93	$14.36	$12.54	$11.22	$11.75	$11.04
Value at end of period	$18.81	$16.17	$17.41	$15.34	$14.70	$14.93	$14.36	$12.54	$11.22	$11.75
Number of accumulation units outstanding at end of period	4	4	5	16,300	14,152	35,217	35,864	31,800	35,131	41,427
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.15	$18.98	$16.13	$15.41	$15.71	$15.10	$12.73	$11.23	$11.95	$11.20
Value at end of period	$20.57	$17.15	$18.98	$16.13	$15.41	$15.71	$15.10	$12.73	$11.23	$11.95
Number of accumulation units outstanding at end of period	0	0	0	9,664	9,212	20,962	39,806	30,108	33,097	34,708
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.60	$19.90	$16.67	$15.90	$16.29	$15.59	$12.82	$11.27	$12.07	$11.25
Value at end of period	$21.48	$17.60	$19.90	$16.67	$15.90	$16.29	$15.59	$12.82	$11.27	$12.07
Number of accumulation units outstanding at end of period	0	0	0	7,106	6,348	17,388	25,892	13,605	25,477	32,715
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$16.85	$19.13	$15.95	$15.22	$15.59	$14.89	$12.23	$10.75	$12.06
Value at end of period	$20.66	$16.85	$19.13	$15.95	$15.22	$15.59	$14.89	$12.23	$10.75
Number of accumulation units outstanding at end of period	0	0	0	2,185	2,050	4,033	2,261	179	65
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.40	$14.04	$13.03	$12.66	$12.85	$12.33	$11.70	$10.82	$10.94	$10.49
Value at end of period	$14.94	$13.40	$14.04	$13.03	$12.66	$12.85	$12.33	$11.70	$10.82	$10.94
Number of accumulation units outstanding at end of period	20	20	21	9,085	9,680	4,355	3,890	720	3,225	7,474
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2017)
Value at beginning of period	$15.89	$17.46	$17.22
Value at end of period	$20.07	$15.89	$17.46
Number of accumulation units outstanding at end of period	357	264	27
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.02	$21.19	$17.66	$16.51	$16.25	$14.60	$10.99	$9.92	$10.55	$9.54
Value at end of period	$24.97	$19.02	$21.19	$17.66	$16.51	$16.25	$14.60	$10.99	$9.92	$10.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	753	1,831	534	713

CFI 99

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11	$8.18
Value at end of period	$19.12	$16.12	$19.87	$18.16	$14.88	$15.54	$15.10	$10.93	$9.70	$10.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	126
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.47	$30.55	$27.23	$24.06	$25.16	$22.17	$17.09	$14.43	$14.36	$11.84
Value at end of period	$32.96	$26.47	$30.55	$27.23	$24.06	$25.16	$22.17	$17.09	$14.43	$14.36
Number of accumulation units outstanding at end of period	499	530	688	782	850	266	2	144	1,420	2,009
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
Value at beginning of period	$24.46	$25.62	$20.81	$19.63	$19.51	$17.68	$13.26	$11.57	$12.18	$9.61
Value at end of period	$33.10	$24.46	$25.62	$20.81	$19.63	$19.51	$17.68	$13.26	$11.57	$12.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	272	258	218	226

TABLE 29
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.40%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
Value at beginning of period	$17.15	$18.70	$15.42	$13.95	$13.73	$12.82	$9.92	$8.61	$8.93	$7.97
Value at end of period	$21.51	$17.15	$18.70	$15.42	$13.95	$13.73	$12.82	$9.92	$8.61	$8.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	473	294	0	0
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$24.59	$26.58	$20.98	$20.96	$20.24	$19.96	$16.01	$13.49	$14.86	$13.41
Value at end of period	$31.43	$24.59	$26.58	$20.98	$20.96	$20.24	$19.96	$16.01	$13.49	$14.86
Number of accumulation units outstanding at end of period	0	0	0	0	18	26	27	35	35	35
AMERICAN FUNDS® - THE INCOME FUND OF AMERICA® (CLASS R-3)
Value at beginning of period	$19.46	$20.88	$18.75	$17.26	$17.83	$16.74	$14.41	$13.10	$12.63	$11.48
Value at end of period	$22.74	$19.46	$20.88	$18.75	$17.26	$17.83	$16.74	$14.41	$13.10	$12.63
Number of accumulation units outstanding at end of period	0	0	0	0	763	625	246	749	736	867
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$12.10	$12.54	$11.63	$11.13	$11.82	$11.97	$12.68	$11.94	$11.94
Value at end of period	$12.84	$12.10	$12.54	$11.63	$11.13	$11.82	$11.97	$12.68	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,707	2,707	1,796	886
VOYA GLOBAL REAL ESTATE FUND (CLASS A)
(Funds were first received in this option during June 2012)
Value at beginning of period	$19.29	$21.50	$19.80	$20.05	$20.73	$18.51	$18.11	$16.45
Value at end of period	$23.61	$19.29	$21.50	$19.80	$20.05	$20.73	$18.51	$18.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	279	5
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$15.94	$17.06	$15.13	$14.37	$14.82	$14.24	$12.36	$11.10	$12.01
Value at end of period	$18.58	$15.94	$17.06	$15.13	$14.37	$14.82	$14.24	$12.36	$11.10
Number of accumulation units outstanding at end of period	3,961	3,963	3,967	4,079	4,089	4,104	4,112	4,120	6,134
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.29	$18.88	$16.21	$15.27	$15.77	$15.12	$12.59	$11.10	$12.28
Value at end of period	$20.82	$17.29	$18.88	$16.21	$15.27	$15.77	$15.12	$12.59	$11.10
Number of accumulation units outstanding at end of period	1,301	1,303	1,718	1,851	1,859	1,922	1,930	2,997	4,779

CFI 100

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$17.88	$19.82	$16.75	$15.75	$16.29	$15.59	$12.77	$11.19	$12.58
Value at end of period	$21.92	$17.88	$19.82	$16.75	$15.75	$16.29	$15.59	$12.77	$11.19
Number of accumulation units outstanding at end of period	926	948	1,262	1,272	1,282	1,484	1,496	1,700	2,312
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during May 2011)
Value at beginning of period	$13.16	$13.82	$12.87	$12.45	$12.79	$12.26	$11.55	$10.81	$10.97
Value at end of period	$14.63	$13.16	$13.82	$12.87	$12.45	$12.79	$12.26	$11.55	$10.81
Number of accumulation units outstanding at end of period	7,183	7,187	7,186	7,190	7,197	718	782	783	837
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$10.91	$13.04	$10.84	$10.82	$11.37	$12.39	$10.47	$8.95	$10.34	$9.66
Value at end of period	$12.52	$10.91	$13.04	$10.84	$10.82	$11.37	$12.39	$10.47	$8.95	$10.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	298	148	183	74	884
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2017)
Value at beginning of period	$15.24	$16.73	$15.39
Value at end of period	$19.41	$15.24	$16.73
Number of accumulation units outstanding at end of period	0	0	0
VOYA MULTI-MANAGER INTERNATIONAL SMALL CAP FUND (CLASS A)
Value at beginning of period	$19.47	$25.33	$19.04	$19.45	$18.27	$19.73	$15.57	$13.14	$16.18	$13.17
Value at end of period	$23.86	$19.47	$25.33	$19.04	$19.45	$18.27	$19.73	$15.57	$13.14	$16.18
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	673	625
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.10	$17.35	$15.29	$14.66	$14.90	$14.33	$12.52	$11.21	$11.74	$11.04
Value at end of period	$18.72	$16.10	$17.35	$15.29	$14.66	$14.90	$14.33	$12.52	$11.21	$11.74
Number of accumulation units outstanding at end of period	4	4	4	5	332	265	17,522	26,319	2,926	8,761
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.07	$18.90	$16.07	$15.36	$15.67	$15.07	$12.71	$11.21	$11.94	$11.20
Value at end of period	$20.47	$17.07	$18.90	$16.07	$15.36	$15.67	$15.07	$12.71	$11.21	$11.94
Number of accumulation units outstanding at end of period	0	0	0	0	2,399	2,498	7,941	13,442	929	6,184
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.53	$19.83	$16.61	$15.85	$16.25	$15.56	$12.80	$11.25	$12.06	$11.25
Value at end of period	$21.38	$17.53	$19.83	$16.61	$15.85	$16.25	$15.56	$12.80	$11.25	$12.06
Number of accumulation units outstanding at end of period	0	0	0	0	73	326	6,189	14,997	1,469	12,480
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2012)
Value at beginning of period	$16.78	$19.05	$15.90	$15.18	$15.55	$14.86	$12.22	$11.41
Value at end of period	$20.57	$16.78	$19.05	$15.90	$15.18	$15.55	$14.86	$12.22
Number of accumulation units outstanding at end of period	0	0	0	0	56	19	1,809	1,448
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.34	$13.98	$12.98	$12.62	$12.82	$12.31	$11.68	$10.81	$10.93	$10.49
Value at end of period	$14.86	$13.34	$13.98	$12.98	$12.62	$12.82	$12.31	$11.68	$10.81	$10.93
Number of accumulation units outstanding at end of period	0	0	0	0	1,043	53	134	3,165	106	1,880
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.81	$22.93	$19.76	$17.01	$18.35	$17.05	$12.81	$10.95	$11.34	$9.99
Value at end of period	$24.47	$19.81	$22.93	$19.76	$17.01	$18.35	$17.05	$12.81	$10.95	$11.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	818

CFI 101

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.27	$30.34	$27.06	$23.92	$25.02	$22.06	$17.01	$14.37	$14.32	$11.81
Value at end of period	$32.69	$26.27	$30.34	$27.06	$23.92	$25.02	$22.06	$17.01	$14.37	$14.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	482	113	0	0

TABLE 30
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.45%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during May 2018)
Value at beginning of period	$11.07	$11.35
Value at end of period	$11.73	$11.07
Number of accumulation units outstanding at end of period	351	242
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during June 2011)
Value at beginning of period	$17.06	$18.61	$15.36	$13.89	$13.68	$12.79	$9.90	$8.60	$9.01
Value at end of period	$21.39	$17.06	$18.61	$15.36	$13.89	$13.68	$12.79	$9.90	$8.60
Number of accumulation units outstanding at end of period	174	151	901	611	211	0	0	0	96
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
Value at beginning of period	$24.41	$26.39	$20.85	$20.84	$20.13	$19.86	$15.94	$13.43	$14.80	$13.37
Value at end of period	$31.18	$24.41	$26.39	$20.85	$20.84	$20.13	$19.86	$15.94	$13.43	$14.80
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	14	30	491
BLACKROCK EQUITY DIVIDEND FUND (INVESTOR A SHARES)
(Funds were first received in this option during May 2018)
Value at beginning of period	$20.66	$22.63
Value at end of period	$25.89	$20.66
Number of accumulation units outstanding at end of period	59	43
INVESCO MID CAP CORE EQUITY FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$18.56	$21.10
Value at end of period	$22.98	$18.56
Number of accumulation units outstanding at end of period	70	58
INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND (CLASS A)
(Funds were first received in this option during May 2018)
Value at beginning of period	$5.27	$5.95
Value at end of period	$7.59	$5.27
Number of accumulation units outstanding at end of period	111	80
VOYA GLOBAL BOND PORTFOLIO (CLASS S)
Value at beginning of period	$12.03	$12.48	$11.58	$11.08	$11.77	$11.93	$12.64	$11.91	$11.68	$10.25
Value at end of period	$12.76	$12.03	$12.48	$11.58	$11.08	$11.77	$11.93	$12.64	$11.91	$11.68
Number of accumulation units outstanding at end of period	0	0	0	650	484	0	0	0	0	1,627
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.86	$17.00	$15.07	$14.33	$14.78	$14.21	$12.34	$11.09	$11.45	$10.83
Value at end of period	$18.49	$15.86	$17.00	$15.07	$14.33	$14.78	$14.21	$12.34	$11.09	$11.45
Number of accumulation units outstanding at end of period	3,998	3,641	0	0	2,811	0	2,843	0	0	7,724

CFI 102

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.21	$18.81	$16.15	$15.23	$15.73	$15.09	$12.57	$11.09	$11.65	$10.94
Value at end of period	$20.71	$17.21	$18.81	$16.15	$15.23	$15.73	$15.09	$12.57	$11.09	$11.65
Number of accumulation units outstanding at end of period	1,387	1,218	0	0	3,699	234	1,114	0	0	5,718
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.80	$19.74	$16.69	$15.70	$16.25	$15.56	$12.75	$11.18	$11.86	$11.05
Value at end of period	$21.81	$17.80	$19.74	$16.69	$15.70	$16.25	$15.56	$12.75	$11.18	$11.86
Number of accumulation units outstanding at end of period	741	650	0	0	723	0	9,297	0	0	3,279
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2013)
Value at beginning of period	$17.25	$19.19	$16.16	$15.22	$15.76	$15.07	$14.56
Value at end of period	$21.20	$17.25	$19.19	$16.16	$15.22	$15.76	$15.07
Number of accumulation units outstanding at end of period	0	0	0	0	59	0	564
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$13.11	$13.77	$12.83	$12.42	$12.76	$12.24	$11.54	$10.80	$10.69	$10.38
Value at end of period	$14.56	$13.11	$13.77	$12.83	$12.42	$12.76	$12.24	$11.54	$10.80	$10.69
Number of accumulation units outstanding at end of period	3,703	4,477	0	0	4,960	26	21	16	11	691
VOYA INTERNATIONAL HIGH DIVIDEND LOW VOLATILITY PORTFOLIO
(CLASS S)
Value at beginning of period	$10.84	$12.96	$10.78	$10.76	$11.33	$12.34	$10.44	$8.93	$10.32	$9.64
Value at end of period	$12.44	$10.84	$12.96	$10.78	$10.76	$11.33	$12.34	$10.44	$8.93	$10.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	74
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$25.37	$30.59	$27.89	$22.73	$23.24	$22.13	$16.30	$14.44	$15.03	$12.26
Value at end of period	$31.56	$25.37	$30.59	$27.89	$22.73	$23.24	$22.13	$16.30	$14.44	$15.03
Number of accumulation units outstanding at end of period	0	0	0	0	4	4	4	4	4	241
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.03	$17.28	$15.23	$14.61	$14.86	$14.31	$12.50	$11.20	$11.74	$11.04
Value at end of period	$18.62	$16.03	$17.28	$15.23	$14.61	$14.86	$14.31	$12.50	$11.20	$11.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	1	0	0	5,248	9,785
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.99	$18.83	$16.01	$15.31	$15.63	$15.04	$12.70	$11.20	$11.94	$11.19
Value at end of period	$20.37	$16.99	$18.83	$16.01	$15.31	$15.63	$15.04	$12.70	$11.20	$11.94
Number of accumulation units outstanding at end of period	2,564	2,568	2,570	2,571	4,201	4,517	4,488	5,301	7,892	8,113
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.45	$19.75	$16.55	$15.80	$16.21	$15.53	$12.79	$11.24	$12.06	$11.25
Value at end of period	$21.27	$17.45	$19.75	$16.55	$15.80	$16.21	$15.53	$12.79	$11.24	$12.06
Number of accumulation units outstanding at end of period	777	780	967	970	689	694	687	692	1,908	6,494
VOYA SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.71	$18.98	$15.85	$15.13	$15.51	$14.83	$12.20	$10.74	$11.49
Value at end of period	$20.47	$16.71	$18.98	$15.85	$15.13	$15.51	$14.83	$12.20	$10.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	393
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during June 2011)
Value at beginning of period	$13.28	$13.93	$12.94	$12.59	$12.79	$12.28	$11.66	$10.80	$11.05
Value at end of period	$14.79	$13.28	$13.93	$12.94	$12.59	$12.79	$12.28	$11.66	$10.80
Number of accumulation units outstanding at end of period	0	0	0	1,073	1,077	0	0	0	27

CFI 103

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$26.95	$31.93	$29.15	$23.84	$24.62	$22.21	$17.15	$14.96	$15.67	$13.03
Value at end of period	$34.71	$26.95	$31.93	$29.15	$23.84	$24.62	$22.21	$17.15	$14.96	$15.67
Number of accumulation units outstanding at end of period	0	0	0	0	34	34	245	246	248	0
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.74	$20.89	$17.44	$16.32	$16.08	$14.46	$10.89	$9.84	$10.47	$9.48
Value at end of period	$24.58	$18.74	$20.89	$17.44	$16.32	$16.08	$14.46	$10.89	$9.84	$10.47
Number of accumulation units outstanding at end of period	95	95	95	95	95	96	96	419	421	0
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.66	$22.78	$19.64	$16.91	$18.25	$16.97	$12.75	$10.90	$11.30	$9.96
Value at end of period	$24.27	$19.66	$22.78	$19.64	$16.91	$18.25	$16.97	$12.75	$10.90	$11.30
Number of accumulation units outstanding at end of period	89	89	89	89	332	333	580	583	587	0
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.08	$30.13	$26.88	$23.78	$24.88	$21.96	$16.93	$14.32	$14.27	$11.77
Value at end of period	$32.44	$26.08	$30.13	$26.88	$23.78	$24.88	$21.96	$16.93	$14.32	$14.27
Number of accumulation units outstanding at end of period	77	77	77	77	121	118	145	140	421	269
WANGER SELECT
(Funds were first received in this option during May 2018)
Value at beginning of period	$19.91	$23.84
Value at end of period	$25.32	$19.91
Number of accumulation units outstanding at end of period	49	44

TABLE 31
FOR CONTRACTS WITH A DAILY ASSET CHARGE OF 1.55%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS® - FUNDAMENTAL INVESTORSSM (CLASS R-3)
(Funds were first received in this option during December 2010)
Value at beginning of period	$16.88	$18.43	$15.22	$13.79	$13.59	$12.71	$9.85	$8.57	$8.90	$8.67
Value at end of period	$21.14	$16.88	$18.43	$15.22	$13.79	$13.59	$12.71	$9.85	$8.57	$8.90
Number of accumulation units outstanding at end of period	0	0	147	118	0	179	155	126	92	36
EATON VANCE LARGE-CAP VALUE FUND (CLASS R)
(Funds were first received in this option during February 2011)
Value at beginning of period	$20.88	$22.81	$20.23	$18.81	$19.36	$17.76	$13.98	$12.29	$13.44
Value at end of period	$26.62	$20.88	$22.81	$20.23	$18.81	$19.36	$17.76	$13.98	$12.29
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	191
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.61	$11.83	$9.71	$9.10
Value at end of period	$12.72	$10.61	$11.83	$9.71
Number of accumulation units outstanding at end of period	43	43	44	44
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during September 2010)
Value at beginning of period	$15.72	$16.86	$14.97	$14.25	$14.71	$14.16	$12.30	$11.07	$11.44	$10.39
Value at end of period	$18.30	$15.72	$16.86	$14.97	$14.25	$14.71	$14.16	$12.30	$11.07	$11.44
Number of accumulation units outstanding at end of period	0	827	4,152	4,078	2,810	4,660	4,174	4,944	2,692	1,733

CFI 104

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.06	$18.66	$16.04	$15.14	$15.65	$15.03	$12.54	$11.07	$11.64	$11.07
Value at end of period	$20.51	$17.06	$18.66	$16.04	$15.14	$15.65	$15.03	$12.54	$11.07	$11.64
Number of accumulation units outstanding at end of period	1,052	1,053	2,163	3,823	441	4,976	3,289	3,712	1,778	1,128
VOYA INDEX SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.64	$19.58	$16.58	$15.61	$16.17	$15.50	$12.71	$11.16	$11.85	$11.21
Value at end of period	$21.59	$17.64	$19.58	$16.58	$15.61	$16.17	$15.50	$12.71	$11.16	$11.85
Number of accumulation units outstanding at end of period	0	2,097	3,208	5,814	10,060	7,403	5,494	10,237	2,646	1,369
VOYA INDEX SOLUTION 2055 PORTFOLIO (CLASS S2)
(Funds were first received in this option during October 2012)
Value at beginning of period	$17.10	$19.04	$16.05	$15.13	$15.69	$15.01	$12.30	$11.92
Value at end of period	$21.00	$17.10	$19.04	$16.05	$15.13	$15.69	$15.01	$12.30
Number of accumulation units outstanding at end of period	16	17	17	407	622	0	35	523
VOYA INDEX SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during December 2010)
Value at beginning of period	$12.99	$13.66	$12.74	$12.34	$12.70	$12.19	$11.50	$10.78	$10.68	$10.59
Value at end of period	$14.41	$12.99	$13.66	$12.74	$12.34	$12.70	$12.19	$11.50	$10.78	$10.68
Number of accumulation units outstanding at end of period	0	5,528	9,625	8,315	2,857	1,559	1,928	1,695	1,702	1,446
VOYA SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$15.88	$17.14	$15.13	$14.53	$14.79	$14.25	$12.47	$11.17	$11.73	$11.04
Value at end of period	$18.44	$15.88	$17.14	$15.13	$14.53	$14.79	$14.25	$12.47	$11.17	$11.73
Number of accumulation units outstanding at end of period	707	711	715	720	782	311	1,186	983	784	721
VOYA SOLUTION 2035 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$16.84	$18.68	$15.90	$15.22	$15.56	$14.98	$12.66	$11.18	$11.93	$11.19
Value at end of period	$20.17	$16.84	$18.68	$15.90	$15.22	$15.56	$14.98	$12.66	$11.18	$11.93
Number of accumulation units outstanding at end of period	0	0	0	0	56	55	44	36	11	929
VOYA SOLUTION 2045 PORTFOLIO (CLASS S2)
(Funds were first received in this option during April 2010)
Value at beginning of period	$17.29	$19.59	$16.44	$15.71	$16.13	$15.47	$12.75	$11.22	$12.05	$11.24
Value at end of period	$21.06	$17.29	$19.59	$16.44	$15.71	$16.13	$15.47	$12.75	$11.22	$12.05
Number of accumulation units outstanding at end of period	2,677	2,680	2,682	2,900	2,903	2,907	3,496	3,157	440	3,025
VOYA SOLUTION INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during August 2015)
Value at beginning of period	$13.17	$13.82	$12.85	$12.51	$12.80
Value at end of period	$14.65	$13.17	$13.82	$12.85	$12.51
Number of accumulation units outstanding at end of period	389	390	391	394	394
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
(Funds were first received in this option during November 2015)
Value at beginning of period	$26.55	$31.49	$28.78	$23.56	$24.58
Value at end of period	$34.16	$26.55	$31.49	$28.78	$23.56
Number of accumulation units outstanding at end of period	0	0	0	0	298
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.37	$22.46	$19.38	$16.71	$18.05	$16.80	$12.64	$10.82	$11.22	$9.90
Value at end of period	$23.89	$19.37	$22.46	$19.38	$16.71	$18.05	$16.80	$12.64	$10.82	$11.22
Number of accumulation units outstanding at end of period	9	9	9	9	0	0	0	0	0	0

CFI 105

Condensed Financial Information (continued)

TABLE 32

FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2014 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.00% (Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016
AMERICAN FUNDS® - CAPITAL WORLD GROWTH AND INCOME FUNDSM
(CLASS R-3)
(Funds were first received in this option during June 2016)
Value at beginning of period	$20.43	$23.08	$18.75	$18.21
Value at end of period	$25.27	$20.43	$23.08	$18.75
Number of accumulation units outstanding at end of period	0	0	0	1,026
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$11.04	$11.87	$11.72
Value at end of period	$11.93	$11.04	$11.87
Number of accumulation units outstanding at end of period	0	209	187
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$28.07	$27.03	$25.44
Value at end of period	$36.59	$28.07	$27.03
Number of accumulation units outstanding at end of period	0	60	56
MASSACHUSETTS INVESTORS GROWTH STOCK FUND (CLASS A)
(Funds were first received in this option during October 2017)
Value at beginning of period	$26.32	$26.45	$24.76
Value at end of period	$36.37	$26.32	$26.45
Number of accumulation units outstanding at end of period	0	519	485
VOYA INDEX SOLUTION 2025 PORTFOLIO (CLASS S2)
(Funds were first received in this option during November 2018)
Value at beginning of period	$16.51	$17.17
Value at end of period	$19.33	$16.51
Number of accumulation units outstanding at end of period	0	49
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$9.94
Value at end of period	$11.08
Number of accumulation units outstanding at end of period	2,041
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$20.78
Value at end of period	$23.08
Number of accumulation units outstanding at end of period	164
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$29.20
Value at end of period	$32.21
Number of accumulation units outstanding at end of period	875

CFI 106

Condensed Financial Information (continued)

TABLE 33

FOR CERTAIN SUBACCOUNTS BEGINNING DURING OR AFTER FEBRUARY 2012 IN CONTRACTS WITH A DAILY ASSET CHARGE OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016
AMERICAN CENTURY INVESTMENTS® INFLATION-ADJUSTED BOND
FUND (INVESTOR CLASS)
(Funds were first received in this option during September 2016)
Value at beginning of period	$11.40	$11.87	$11.69	$11.97
Value at end of period	$12.11	$11.40	$11.87	$11.69
Number of accumulation units outstanding at end of period	0	0	0	2
AMERICAN FUNDS® - NEW PERSPECTIVE FUND® (CLASS R-3)
(Funds were first received in this option during October 2018)
Value at beginning of period	$25.53	$26.35
Value at end of period	$32.71	$25.53
Number of accumulation units outstanding at end of period	45	5
DODGE & COX INTERNATIONAL STOCK FUND
Value at beginning of period	$14.66
Value at end of period	$15.62
Number of accumulation units outstanding at end of period	210
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
(Funds were first received in this option during May 2017)
Value at beginning of period	$18.79	$20.81	$18.94
Value at end of period	$23.58	$18.79	$20.81
Number of accumulation units outstanding at end of period	159	132	117
INVESCO OPPENHEIMER DEVELOPING MARKETS FUND (CLASS A)
Value at beginning of period	$38.83
Value at end of period	$41.41
Number of accumulation units outstanding at end of period	247
INVESCO OPPENHEIMER INTERNATIONAL BOND FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$11.59
Value at end of period	$11.76
Number of accumulation units outstanding at end of period	1,157
LORD ABBETT DEVELOPING GROWTH FUND (CLASS A)
(Funds were first received in this option during October 2019)
Value at beginning of period	$34.37
Value at end of period	$36.05
Number of accumulation units outstanding at end of period	20
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.52
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	76
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$18.18	$18.85
Value at end of period	$20.69	$18.18
Number of accumulation units outstanding at end of period	0	1

CFI 107

Condensed Financial Information (continued)

	2019	2018	2017	2016
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.98
Value at end of period	$27.60
Number of accumulation units outstanding at end of period	457
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2017)
Value at beginning of period	$21.98	$25.48	$23.04
Value at end of period	$26.36	$21.98	$25.48
Number of accumulation units outstanding at end of period	258	239	230
VOYA INTERMEDIATE BOND FUND (CLASS A)
Value at beginning of period	$15.93
Value at end of period	$15.86
Number of accumulation units outstanding at end of period	13
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
Value at beginning of period	$28.06
Value at end of period	$28.50
Number of accumulation units outstanding at end of period	0
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$17.64
Value at end of period	$18.07
Number of accumulation units outstanding at end of period	7
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$19.88
Value at end of period	$20.85
Number of accumulation units outstanding at end of period	282
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$18.87
Value at end of period	$19.59
Number of accumulation units outstanding at end of period	114
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2019)
Value at beginning of period	$19.96
Value at end of period	$20.63
Number of accumulation units outstanding at end of period	123
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$25.12
Value at end of period	$25.78
Number of accumulation units outstanding at end of period	105
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2017)
Value at beginning of period	$11.34	$12.70	$11.78
Value at end of period	$13.43	$11.34	$12.70
Number of accumulation units outstanding at end of period	252	205	181
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2018)
Value at beginning of period	$20.83	$22.07
Value at end of period	$26.01	$20.83
Number of accumulation units outstanding at end of period	370	5
WANGER INTERNATIONAL
(Funds were first received in this option during October 2019)
Value at beginning of period	$14.36
Value at end of period	$15.44
Number of accumulation units outstanding at end of period	624

CFI 108

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Voya MAP Plus NPSM Variable Annuity prospectus dated May 1, 2020.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.109860-20) dated May 1, 2020.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.109860-20

PART B

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information

dated May 1, 2020

For
Voya MAP Plus NPSM

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2020. The contract offered in connection with the prospectus is a group deferred variable annuity contract funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA."

The Company serves as the depositor for the separate account.

Other than the daily asset charge, subaccount administrative adjustment charge (if any) and the transferred asset benefit charge (if applicable) described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds may be available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company is the depositor and the Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts.  Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC.  Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation.  Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC.  The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Contract Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2019, 2018 and 2017 amounted to $54,558,355.73, $54,251,364.57 and $53,079,777.93, respectively.  These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of the Company.

As described in the prospectus, compensation paid to those who sell the contract can affect the daily asset charge applied. The following chart illustrates the maximum daily asset charge that may be applied under a contract depending upon the compensation option selected by the individual selling the contract, as of May 1, 2020.

Maximum Daily Asset Charge for Case Based Compensation

	First Case Year (Case Year 1 Only)	Renewal Year & Increase Deposits (All Case Years)	Takeover (Case Year 1 Only)	Asset Based (Starts Case Month 1)	Asset Based (Starts Case Month 13)	Maximum Daily Asset Charge
Option 1	1.00%	0.00%	1.00%	0.00%	0.15	1.10
Option 2	1.00%	0.00%	1.00%	0.00%	0.25	1.25
Option 3	1.00%	0.00%	1.00%	0.00%	0.30	1.30
Option 4	1.00%	0.00%	1.00%	0.00%	0.40	1.45
Option 5	1.00%	0.00%	1.00%	0.00%	0.50	1.55
Option 6	0.00%	0.00%	0.00%	0.40%	0.00	1.25
Option 7	0.00%	0.00%	0.00%	0.00%	0.00	0.75

Maximum Daily Asset Charge for Participant Based Compensation

	First Participant Year and Increases	Renewal Premium	Tax Free Exchanges/ Takeover Assets	Asset Based (Starts Participant Month 13)	Maximum Daily Asset Charge
Option 1	3.00	0.25	1.00	0.10	1.20
Option 2	2.00	0.50	2.00	0.25	1.55
Option 3	1.00	1.00	1.00	0.25	1.35

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis.

Income phase payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based upon a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the 10th valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.40000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*     If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., annual maintenance fees, daily asset charges, subaccount administrative adjustment charges (if any), transferred asset benefit charge (if applicable), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected this charge in the calculation, it would decrease the level of performance reflected by the calculation. Non-standardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund’s inception date and/or the date the fund was added to the separate account.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2019, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

FINANCIAL STATEMENTS Variable Annuity Account C of

Voya Retirement Insurance and Annuity Company

Year Ended December 31, 2019 with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Financial Statements Year Ended December 31, 2019

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.

April 8, 2020

Appendix

Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

	Subaccounts	Statement of	Statements of Changes in
		Operations	Net Assets
	AB Relative Value Fund - Class A	For the year ended	For each of the two years
	AB VPS Growth and Income Portfolio - Class A	December 31, 2019	in the period ended
December 31, 2019
Aberdeen International Equity Fund - Institutional Class
Invesco Floating Rate Fund - Class R5
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
Invesco International Growth Fund - Class R5
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco High Yield Fund - Class R5
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
Inflation-Adjusted Bond Fund - Investor Class
Income & Growth Fund - A Class
Fundamental Investors	- Class R-3
Fundamental Investors	- Class R-4
American Mutual Fund® - Class R-4
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid Cap Dividend Fund - Institutional Shares

	Subaccounts	Statement of	Statements of Changes in
		Operations	Net Assets
	BlackRock Mid Cap Dividend Fund - Investor A Shares	For the year ended	For each of the two years
	Bond Fund of America - Class R-4	December 31, 2019	in the period ended
December 31, 2019
Calvert VP SRI Balanced Portfolio
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund - Class R-3
Cohen & Steers Realty Shares, Inc.
Columbia	Acorn® Fund - Class A Shares
Columbia	Acorn® Fund - Institutional Class
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Delaware Smid Cap Growth Fund - Institutional Class
Delaware Small Cap Value Fund - Class A
DWS Small Cap Growth Fund - Class S
DWS Equity 500 Index Fund - Class S
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity Advisor® New Insights Fund - Class I
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Income Fund of America® - Class R-3

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Ivy Science and Technology Fund - Class Y	For the year ended	For each of the two years
Janus Henderson Balanced Portfolio - Institutional Shares	December 31, 2019	in the period ended
December 31, 2019
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard International Equity Portfolio - Open Shares
ClearBridge Aggressive Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Mainstay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® New Discovery Fund - Class R3
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund® - Class R-4
Nuveen Global Infrastructure Fund - Class I
Invesco Oppenheimer Capital Appreciation Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
Invesco Oppenheimer International Bond Fund - Class A
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
Invesco Oppenheimer Main Street Fund - Class A
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Invesco Oppenheimer V.I. Global Fund - Series I	For the year ended	For each of the two years
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	December 31, 2019	in the period ended
December 31, 2019
Parnassus Core Equity Fund - Investor Shares
Pax Sustainable Allocation Fund - Investor Class
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund - Class A Shares
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
PGIM Jennison Utility Fund - Class Z
Columbia Large Cap Value Fund - Advisor Class
Royce Total Return Fund - Service Class
Ave Maria Rising Dividend Fund
SMALLCAP World Fund® - Class R-4

T.	Rowe Price Institutional Large-Cap Growth Fund
T.	Rowe Price Mid-Cap Value Fund - R Class
T.	Rowe Price Value Fund - Advisor Class

TCW Total Return Bond Fund - Class N
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Value Fund - Institutional Class
USAA Precious Metals and Minerals Fund - Adviser Shares
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio - Class I
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Voya Large Cap Growth Portfolio - Adviser Class	For the year ended	For each of the two years
Voya Large Cap Growth Portfolio - Institutional Class	December 31, 2019	in the period ended
December 31, 2019
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya Government Money Market Portfolio - Class I
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
Voya Index Solution 2045 Portfolio - Service 2 Class	For the year ended	For each of the two years
Voya Index Solution 2055 Portfolio - Initial Class	December 31, 2019	in the period ended
December 31, 2019
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class

Subaccounts	Statement of	Statements of Changes in
	Operations	Net Assets
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	For the year ended	For each of the two years
VY® Invesco Oppenheimer Global Portfolio - Initial Class	December 31, 2019	in the period ended
December 31, 2019
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I

Subaccounts		Statement of	Statements of Changes in
		Operations	Net Assets
Voya SmallCap Opportunities Portfolio - Class S		For the year ended	For each of the two years
Wanger International		December 31, 2019	in the period ended
December 31, 2019
Wanger Select
Wanger USA
Washington Mutual Investors Fund	- Class R-3
Washington Mutual Investors Fund	- Class R-4
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Special Small Cap Value Fund - Class A
Federated International Leaders Fund - Institutional Shares
Cohen & Steers Real Estate Securities Fund, Inc. - Class A		For the year ended	For the year ended
		December 31, 2019	December 31, 2019 and
for the period from June 4,
2018 (commencement of
operations) through
December 31, 2018
Calvert US Large-Cap Core Responsible Index Fund - Class A		For the period from June 4, 2019 (commencement
of operations) through December 31, 2019
Vanguard® Total Bond Market Index Fund - Admiral™ Shares		For the period from July 19, 2019 (commencement
of operations) through December 31, 2019
Vanguard® Total International Stock Index Fund - Admiral™ Shares		For the period from July 19, 2019 (commencement
of operations) through December 31, 2019
Wells Fargo Small Company Value Fund - Class A		For the period from September 20, 2019
(commencement of operations) through December
31, 2019
		For the period from	For the period from
		March 29, 2019	January 1, 2018 to
		(commencement of	November 2, 2018 (close
		operations) through	of operations) and the
		December 31, 2019	period from March 29,
2019 (recommencement of
operations) through
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class			December 31, 2019

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		AB VPS	Aberdeen		Invesco
		Growth and	International		Oppenheimer
	AB Relative	Income	Equity Fund -	Invesco Floating	Capital
	Value Fund -	Portfolio -	Institutional	Rate Fund -	Appreciation
	Class A	Class A	Class	Class R5	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 167	$ 700	$ 17,155	$ 359	$ 75
Total assets	167	700	17,155	359	75
Net assets	$ 167	$ 700	$ 17,155	$ 359	$ 75

Net assets
Accumulation units	$ 167	$ 700	$ 17,155	$ 359	$ 75
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 167	$ 700	$ 17,155	$ 359	$ 75

Total number of mutual fund shares	29,633	23,091	1,087,807	48,831	1,341

Cost of mutual fund shares	$ 163	$ 689	$ 15,222	$ 367	$ 75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Invesco
	Invesco	Invesco Mid		Invesco	Oppenheimer
	Oppenheimer	Cap Core	Invesco Small	International	International
	Main Street	Equity Fund -	Cap Growth	Growth Fund -	Growth Fund -
	Fund - Class A	Class A	Fund - Class A	Class R5	Class Y
Assets
Investments in mutual funds
at fair value	$ 1,650	$ 3,825	$ 114	$ 715	$ 770
Total assets	1,650	3,825	114	715	770
Net assets	$ 1,650	$ 3,825	$ 114	$ 715	$ 770

Net assets
Accumulation units	$ 1,650	$ 3,825	$ 114	$ 715	$ 770
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,650	$ 3,825	$ 114	$ 715	$ 770

Total number of mutual fund shares	34,282	217,227	3,217	21,759	17,389

Cost of mutual fund shares	$ 1,668	$ 4,468	$ 114	$ 730	$ 687

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Invesco Oppenheimer International Small-Mid Company Fund - Class Y	Invesco Endeavor Fund - Class A	Invesco Health Care Fund - Investor Class
				Invesco	Invesco
Oppenheimer Oppenheimer
				Developing	Developing
				Markets Fund -	Markets Fund -
				Class A	Class Y
Assets
Investments in mutual funds
at fair value	$ 795	$ 26	$ 115	$ 246,688	$ 49,389
Total assets	795	26	115	246,688	49,389
Net assets	$ 795	$ 26	$ 115	$ 246,688	$ 49,389

Net assets
Accumulation units	$ 795	$ 26	$ 115	$ 246,688	$ 49,389
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 795	$ 26	$ 115	$ 246,688	$ 49,389

Total number of mutual fund shares	16,644	1,452	2,744	5,324,577	1,083,091

Cost of mutual fund shares	$ 763	$ 27	$ 102	$ 180,174	$ 39,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Invesco				Invesco
	Oppenheimer		Invesco		Oppenheimer
	International	Invesco High	American		Gold & Special
	Bond Fund -	Yield Fund -	Value Fund -	Invesco Energy	Minerals Fund -
	Class A	Class R5	Class R5	Fund - Class R5	Class A
Assets
Investments in mutual funds
at fair value	$ 44	$ 800	$ 1,002	$ 47	$ 79
Total assets	44	800	1,002	47	79
Net assets	$ 44	$ 800	$ 1,002	$ 47	$ 79

Net assets
Accumulation units	$ 44	$ 800	$ 1,002	$ 47	$ 79
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 44	$ 800	$ 1,002	$ 47	$ 79

Total number of mutual fund shares	7,824	195,542	28,800	2,495	3,777

Cost of mutual fund shares	$ 43	$ 796	$ 1,020	$ 56	$ 58

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer
		V.I. Discovery	Invesco	V.I. Global	Invesco
	Invesco Small	Mid Cap	Oppenheimer	Strategic	Oppenheimer
	Cap Value	Growth Fund -	V.I. Global	Income Fund -	V.I. Main Street
	Fund - Class A	Series I	Fund - Series I	Series I	Fund - Series I
Assets
Investments in mutual funds
at fair value	$ 45	$ 18	$ 292	$ 98	$ 61
Total assets	45	18	292	98	61
Net assets	$ 45	$ 18	$ 292	$ 98	$ 61

Net assets
Accumulation units	$ 45	$ —	$ 292	$ 98	$ —
Contracts in payout (annuitization)	—	18	—	—	61
Total net assets	$ 45	$ 18	$ 292	$ 98	$ 61

Total number of mutual fund shares	3,153	214	6,866	19,777	2,069

Cost of mutual fund shares	$ 48	$ 17	$ 210	$ 102	$ 53

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Invesco
Oppenheimer
	V.I. Main	Invesco V.I.		Alger
	Street Small	American	Invesco V.I.	Responsible	Alger Capital
	Cap Fund -	Franchise	Core Equity	Investing Fund -	Appreciation
	Series I	Fund - Series I	Fund - Series I	Class A	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123
Total assets	29,094	32,064	30,828	7,080	123
Net assets	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123

Net assets
Accumulation units	$ 29,094	$ 31,907	$ 30,522	$ 7,080	$ 123
Contracts in payout (annuitization)	—	157	306	—	—
Total net assets	$ 29,094	$ 32,064	$ 30,828	$ 7,080	$ 123

Total number of mutual fund shares	1,247,584	477,497	882,047	622,656	4,576

Cost of mutual fund shares	$ 29,809	$ 27,491	$ 28,344	$ 6,603	$ 116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

AllianzGI NFJ
		Large-Cap	AllianzGI NFJ
	AllianzGI NFJ	Value Fund -	Small-Cap	Amana Growth	Amana Income
	Dividend Value	Institutional	Value Fund -	Fund - Investor	Fund - Investor
	Fund - Class A	Class	Class A	Class	Class
Assets
Investments in mutual funds
at fair value	$ 244	$ 8	$ 29	$ 62,144	$ 74,306
Total assets	244	8	29	62,144	74,306
Net assets	$ 244	$ 8	$ 29	$ 62,144	$ 74,306

Net assets
Accumulation units	$ 244	$ 8	$ 29	$ 62,144	$ 74,306
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 244	$ 8	$ 29	$ 62,144	$ 74,306

Total number of mutual fund shares	20,895	267	2,032	1,392,430	1,407,043

Cost of mutual fund shares	$ 286	$ 5	$ 27	$ 48,584	$ 62,847

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

American
	American	Beacon Small	Inflation-
	Balanced	Cap Value	Adjusted Bond	Income &	Fundamental
	Fund® -	Fund -	Fund - Investor	Growth Fund -	InvestorsSM -
	Class R-3	Investor Class	Class	A Class	Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090
Total assets	1,969	463	26,836	11,609	1,090
Net assets	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090

Net assets
Accumulation units	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,969	$ 463	$ 26,836	$ 11,609	$ 1,090

Total number of mutual fund shares	69,475	19,854	2,311,441	299,057	17,629

Cost of mutual fund shares	$ 1,811	$ 488	$ 26,915	$ 10,889	$ 1,039

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			AMG Managers	Ariel
	Fundamental	American	Fairpointe Mid Appreciation
	InvestorsSM -	Mutual Fund® -	Cap Fund -	Fund -	Ariel Fund -
	Class R-4	Class R-4	Class N	Investor Class	Investor Class
Assets
Investments in mutual funds
at fair value	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234
Total assets	121,394	2,782	22,420	177	10,234
Net assets	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234

Net assets
Accumulation units	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 121,394	$ 2,782	$ 22,420	$ 177	$ 10,234

Total number of mutual fund shares	1,962,075	64,165	652,683	3,970	157,320

Cost of mutual fund shares	$ 106,406	$ 2,572	$ 25,394	$ 182	$ 10,204

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

BlackRock
			Health	BlackRock
	Artisan	BlackRock	Sciences	Health Sciences BlackRock Mid
	International	Equity	Opportunities Opportunities		Cap Dividend
	Fund -	Dividend Fund -	Portfolio -	Portfolio -	Fund -
	Investor	Investor A	Institutional	Investor A	Institutional
	Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269
Total assets	11,144	964	7,651	28,072	269
Net assets	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269

Net assets
Accumulation units	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 11,144	$ 964	$ 7,651	$ 28,072	$ 269

Total number of mutual fund shares	335,064	46,333	112,392	434,687	14,053

Cost of mutual fund shares	$ 10,191	$ 1,004	$ 6,834	$ 23,575	$ 264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Calvert US
Large-Cap
	BlackRock Mid		Core
	Cap Dividend	Bond Fund of	Responsible	Calvert VP	Capital Income
	Fund - Investor	America -	Index Fund -	SRI Balanced	Builder® -
	A Shares	Class R-4	Class A	Portfolio	Class R-4
Assets
Investments in mutual funds
at fair value	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991
Total assets	14,680	14,957	8	53,468	5,991
Net assets	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991

Net assets
Accumulation units	$ 14,680	$ 14,957	$ 8	$ 53,209	$ 5,991
Contracts in payout (annuitization)	—	—	—	259	—
Total net assets	$ 14,680	$ 14,957	$ 8	$ 53,468	$ 5,991

Total number of mutual fund shares	807,902	1,142,653	283	23,348,415	94,643

Cost of mutual fund shares	$ 14,544	$ 14,741	$ 7	$ 47,263	$ 5,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Capital World Growth & Income Fund &SM - Class R-3	Cohen &
Steers Real
		Estate			Columbia
		Fund, Securities Inc. -	Steers Cohen Realty &	Columbia Acorn® Fund -	Acorn® Fund - Institutional
		Class A	Shares, Inc.	Class A Shares	Class
Assets
Investments in mutual funds
at fair value	$ 637	$ 1,363	$ 10,992	$ 67	$ 9
Total assets	637	1,363	10,992	67	9
Net assets	$ 637	$ 1,363	$ 10,992	$ 67	$ 9

Net assets
Accumulation units	$ 637	$ 1,363	$ 10,992	$ 67	$ 9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 637	$ 1,363	$ 10,992	$ 67	$ 9

Total number of mutual fund shares	12,269	82,036	166,135	5,704	586

Cost of mutual fund shares	$ 571	$ 1,364	$ 11,054	$ 79	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Columbia	Columbia Select
	Select Mid	Mid Cap Value
	Cap Value	Fund -	CRM Mid Cap		Delaware Small
	Fund - Class	Institutional	Value Fund -	Davis Financial	Cap Value
	A Shares	Class	Investor Shares	Fund - Class Y	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 6,711	$ 2	$ 110	$ 76	$ 2,812
Total assets	6,711	2	110	76	2,812
Net assets	$ 6,711	$ 2	$ 110	$ 76	$ 2,812

Net assets
Accumulation units	$ 6,711	$ 2	$ 110	$ 76	$ 2,812
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 6,711	$ 2	$ 110	$ 76	$ 2,812

Total number of mutual fund shares	593,380	220	5,129	1,490	46,045

Cost of mutual fund shares	$ 7,243	$ 3	$ 103	$ 77	$ 2,832

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				DFA Emerging	DFA Inflation-
	Delaware Smid			Markets Core	Protected
	Cap Growth			Equity	Securities
	Fund -	DWS Small	DWS Equity	Portfolio -	Portfolio -
	Institutional	Cap Growth	500 Index	Institutional	Institutional
	Class	Fund - Class S	Fund - Class S	Class Shares	Class Shares
Assets
Investments in mutual funds
at fair value	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318
Total assets	16,822	21	820	2,645	1,318
Net assets	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318

Net assets
Accumulation units	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 16,822	$ 21	$ 820	$ 2,645	$ 1,318

Total number of mutual fund shares	477,769	689	4,210	121,488	109,369

Cost of mutual fund shares	$ 14,034	$ 22	$ 864	$ 2,543	$ 1,284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	DFA U.S.			Eaton Vance
	Targeted Value			Large-Cap
	Portfolio -	Dodge & Cox		Value Fund -	EuroPacific
	Institutional	International	Dodge & Cox	Class R	Growth Fund® -
	Class Shares	Stock Fund	Stock Fund	Shares	Class R-3
Assets
Investments in mutual funds
at fair value	$ 17,780	$ 168	$ 135	$ 1	$ 2,757
Total assets	17,780	168	135	1	2,757
Net assets	$ 17,780	$ 168	$ 135	$ 1	$ 2,757

Net assets
Accumulation units	$ 17,780	$ 168	$ 135	$ 1	$ 2,757
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 17,780	$ 168	$ 135	$ 1	$ 2,757

Total number of mutual fund shares	767,054	3,861	696	56	50,638

Cost of mutual fund shares	$ 17,648	$ 153	$ 134	$ 1	$ 2,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Federated
		International	Fidelity	Fidelity® VIP Fidelity® VIP
	EuroPacific	Leaders Fund -	Advisor® New	Contrafund®	Index 500
	Growth Fund® -	Institutional	Insights Fund -	Portfolio -	Portfolio -
	Class R-4	Shares	Class I	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967
Total assets	313,071	10	3,580	1,291,583	318,967
Net assets	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967

Net assets
Accumulation units	$ 313,071	$ 10	$ 3,580	$ 1,284,093	$ 318,967
Contracts in payout (annuitization)	—	—	—	7,490	—
Total net assets	$ 313,071	$ 10	$ 3,580	$ 1,291,583	$ 318,967

Total number of mutual fund shares	5,749,694	278	108,806	34,747,996	995,683

Cost of mutual fund shares	$ 241,681	$ 9	$ 3,272	$ 996,157	$ 182,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset Manager Equity-Income		Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627
Total assets	16,286	250,735	387,431	8,611	28,627
Net assets	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627

Net assets
Accumulation units	$ 16,286	$ 247,858	$ 386,564	$ 8,587	$ 28,627
Contracts in payout (annuitization)	—	2,877	867	24	—
Total net assets	$ 16,286	$ 250,735	$ 387,431	$ 8,611	$ 28,627

Total number of mutual fund shares	1,069,307	10,548,400	4,898,607	1,585,892	1,237,644

Cost of mutual fund shares	$ 16,507	$ 222,558	$ 246,104	$ 8,596	$ 24,171

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Franklin	Franklin
	Franklin	Biotechnology	Natural	Franklin
	Mutual Global	Discovery	Resources	Small-Mid Cap Franklin Small
	Discovery	Fund - Advisor	Fund - Advisor	Growth Fund -	Cap Value VIP
	Fund - Class R	Class	Class	Class A	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 1,099	$ 323	$ 16	$ 362	$ 110,535
Total assets	1,099	323	16	362	110,535
Net assets	$ 1,099	$ 323	$ 16	$ 362	$ 110,535

Net assets
Accumulation units	$ 1,099	$ 323	$ 16	$ 362	$ 109,273
Contracts in payout (annuitization)	—	—	—	—	1,262
Total net assets	$ 1,099	$ 323	$ 16	362	$ 110,535

Total number of mutual fund shares	36,531	2,077	691	11,070	7,344,501

Cost of mutual fund shares	$ 1,087	$ 312	$ 18	$ 378	$ 129,568

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Goldman
	Sachs Growth			The Hartford	The Hartford
	Opportunities Growth Fund Growth Fund			Capital	Dividend And
	Fund - Investor	of America® -	of America® -	Appreciation	Growth Fund -
	Shares	Class R-3	Class R-4	Fund - Class R4	Class R4
Assets
Investments in mutual funds
at fair value	$ 40	$ 8,205	$ 466,449	$ —	$ 9
Total assets	40	8,205	466,449	$ —	9
Net assets	$ 40	$ 8,205	$ 466,449	$ —	$ 9

Net assets
Accumulation units	$ 40	$ 8,205	$ 466,449	$ —	$ 9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 40	$ 8,205	$ 466,449	$ —	$ 9

Total number of mutual fund shares	2,605	163,878	9,216,533	2	331

Cost of mutual fund shares	$ 48	$ 7,246	$ 347,759	$ —	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				Janus	Janus
				Henderson	Henderson
	The Hartford			Balanced	Enterprise
	International	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	Opportunities of America® -		Technology	Institutional	Institutional
	Fund - Class R4	Class R-3	Fund - Class Y	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 1,656	$ 830	$ 21,764	$ 157	$ 344
Total assets	1,656	830	21,764	157	344
Net assets	$ 1,656	$ 830	$ 21,764	$ 157	$ 344

Net assets
Accumulation units	$ 1,656	$ 830	$ 21,764	$ 157	$ 344
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,656	$ 830	$ 21,764	$ 157	$ 344

Total number of mutual fund shares	97,387	35,852	284,383	3,969	4,022

Cost of mutual fund shares	$ 1,656	$ 803	$ 20,347	$ 116	$ 243

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Janus
	Janus	Henderson	Janus
	Henderson	Global	Henderson
	Flexible Bond	Research	Research	JPMorgan	JPMorgan
	Portfolio -	Portfolio -	Portfolio -	Equity Income	Government
	Institutional	Institutional	Institutional	Fund - Class I	Bond Fund -
	Shares	Shares	Shares	Shares	Class I Shares
Assets
Investments in mutual funds
at fair value	$ 13	$ 84	$ 64	$ 3,454	$ 3,274
Total assets	13	84	64	3,454	3,274
Net assets	$ 13	$ 84	$ 64	$ 3,454	$ 3,274

Net assets
Accumulation units	$ 13	$ 84	$ 64	$ 3,454	$ 3,274
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 13	$ 84	$ 64	$ 3,454	$ 3,274

Total number of mutual fund shares	1,090	1,477	1,563	177,692	305,113

Cost of mutual fund shares	$ 13	$ 53	$ 51	$ 3,114	$ 3,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Loomis Sayles
	Lazard	ClearBridge	LKCM	Loomis Sayles Limited Term
	International	Aggressive	Aquinas	Small Cap	Government
	Equity Portfolio -	Growth Fund -	Catholic	Value Fund -	and Agency
	Open Shares	Class I	Equity Fund	Retail Class	Fund - Class Y
Assets
Investments in mutual funds
at fair value	$ 986	$ 400	$ 39	$ 11,127	$ 465
Total assets	986	400	39	11,127	465
Net assets	$ 986	$ 400	$ 39	$ 11,127	$ 465

Net assets
Accumulation units	$ 986	$ 400	$ 39	$ 11,127	$ 465
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 986	$ 400	$ 39	$ 11,127	$ 465

Total number of mutual fund shares	52,349	2,005	2,603	406,976	41,059

Cost of mutual fund shares	$ 983	$ 435	$ 43	$ 12,740	$ 464

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Short Duration	Mid Cap	Small Cap
	Growth Fund -	Income Fund -	Income Fund -	Stock Fund -	Value Fund -
	Class A	Class A	Class R4	Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 118	$ 20	$ 7,163	$ 950	$ 348
Total assets	118	20	7,163	950	348
Net assets	$ 118	$ 20	$ 7,163	$ 950	$ 348

Net assets
Accumulation units	$ 118	$ 20	$ 7,163	$ 950	$ 348
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 118	$ 20	$ 7,163	$ 950	$ 348

Total number of mutual fund shares	6,027	1,821	1,697,439	33,235	23,105

Cost of mutual fund shares	$ 116	$ 20	$ 7,126	$ 782	$ 402

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Lord Abbett			Metropolitan
	Lord Abbett	Series Fund	Mainstay	Massachusetts	West Total
	Fundamental	Mid Cap Stock	Large Cap	Investors	Return Bond
	Equity Fund -	Portfolio -	Growth Fund -	Growth Stock	Fund - Class I
	Class A	Class VC	Class R3	Fund - Class A	Shares
Assets
Investments in mutual funds
at fair value	$ 128	$ 68,398	$ 3	$ 104	$ 25,623
Total assets	128	68,398	3	104	25,623
Net assets	$ 128	$ 68,398	$ 3	$ 104	$ 25,623

Net assets
Accumulation units	$ 128	$ 67,900	$ 3	$ 104	$ 25,623
Contracts in payout (annuitization)	—	498	—	—	—
Total net assets	$ 128	$ 68,398	$ 3	$ 104	$ 25,623

Total number of mutual fund shares	10,735	2,881,112	338	3,160	2,344,285

Cost of mutual fund shares	$ 133	$ 56,925	$ 3	$ 79	$ 24,993

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Neuberger
	Metropolitan	MFS®		Neuberger	Berman
	West Total International			Berman	Sustainable
	Return Bond	Intrinsic	MFS® New	Genesis Fund -	Equity Fund -
	Fund - Class	Value Fund -	Discovery Fund -	Trust Class	Institutional
	M Shares	Class R3	Class R3	Shares	Class Shares
Assets
Investments in mutual funds
at fair value	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744
Total assets	24,877	1,134	297	511	3,744
Net assets	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744

Net assets
Accumulation units	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 24,877	$ 1,134	$ 297	$ 511	$ 3,744

Total number of mutual fund shares	2,273,917	25,180	10,663	8,720	99,579

Cost of mutual fund shares	$ 24,391	$ 1,037	$ 282	$ 492	$ 3,666

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Neuberger
Berman
	Sustainable	New	New
	Equity Fund -	Perspective	Perspective	New World	Nuveen Global
	Trust Class	Fund® -	Fund® -	Fund® -	Infrastructure
	Shares	Class R-3	Class R-4	Class R-4	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309
Total assets	14,208	1,226	239,015	770	2,309
Net assets	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309

Net assets
Accumulation units	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 14,208	$ 1,226	$ 239,015	$ 770	$ 2,309

Total number of mutual fund shares	376,376	26,582	5,135,699	10,987	202,551

Cost of mutual fund shares	$ 13,742	$ 1,097	$ 189,126	$ 708	$ 2,185

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Parnassus	Pax			Pioneer
	Core	Sustainable		PIMCO VIT	Equity
	Equity	Allocation	PIMCO	Real Return	Income
	FundSM -	Fund -	CommodityRealReturn	Portfolio -	Fund -
	Investor	Investor	Strategy Fund® -	Administrative Class Y
	Shares	Class	Administrative Class	Class	Shares
Assets
Investments in mutual funds
at fair value	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198
Total assets	39,661	40,352	1,561	71,157	11,198
Net assets	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198

Net assets
Accumulation units	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 39,661	$ 40,352	$ 1,561	$ 71,157	$ 11,198

Total number of mutual fund shares	843,314	1,728,152	267,305	5,629,520	302,077

Cost of mutual fund shares	$ 34,994	$ 39,973	$ 1,689	$ 74,572	$ 10,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

		Pioneer	Pioneer Equity	Pioneer High	PGIM
	Pioneer High	Strategic	Income VCT	Yield VCT	Jennison
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class A Shares	Class I	Class I	Class Z
Assets
Investments in mutual funds
at fair value	$ 780	$ 683	5	$ 15,331	$ 176
Total assets	780	683	5	15,331	176
Net assets	$ 780	$ 683	$ 5	$ 15,331	$ 176

Net assets
Accumulation units	$ 780	$ 683	$ 5	$ 15,331	$ 176
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 780	$ 683	$ 5	$ 15,331	$ 176

Total number of mutual fund shares	80,057	62,076	294	1,600,291	11,209

Cost of mutual fund shares	$ 775	$ 656	$ 5	$ 15,107	$ 159

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Columbia				T. Rowe Price
	Large Cap	Royce Total	Ave Maria	SMALLCAP	Institutional
	Value Fund -	Return Fund -	Rising	World Fund® -	Large-Cap
	Advisor Class	Service Class	Dividend Fund	Class R-4	Growth Fund
Assets
Investments in mutual funds
at fair value	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479
Total assets	11,159	6	6,122	27,352	42,479
Net assets	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479

Net assets
Accumulation units	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 11,159	$ 6	$ 6,122	$ 27,352	$ 42,479

Total number of mutual fund shares	785,831	545	327,754	469,002	964,344

Cost of mutual fund shares	$ 11,217	$ 7	$ 5,979	$ 23,471	$ 34,312

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Templeton
	T. Rowe Price	T. Rowe Price	TCW Total	Templeton	Global Bond
	Mid-Cap Value	Value Fund -	Return Bond	Foreign Fund -	Fund - Advisor
	Fund - R Class	Advisor Class	Fund - Class N	Class A	Class
Assets
Investments in mutual funds
at fair value	$ 227	$ 512	$ 7,674	$ 352	$ 22,530
Total assets	227	512	7,674	352	22,530
Net assets	$ 227	$ 512	$ 7,674	$ 352	$ 22,530

Net assets
Accumulation units	$ 227	$ 512	$ 7,674	$ 352	$ 22,530
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 227	$ 512	$ 7,674	$ 352	$ 22,530

Total number of mutual fund shares	8,284	13,719	748,697	48,436	2,111,567

Cost of mutual fund shares	$ 228	$ 470	$ 7,688	$ 347	$ 25,521

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Vanguard®
		Third Avenue			Total Bond
		Real Estate	Touchstone	USAA Precious	Market Index
	Templeton	Value Fund -	Value Fund -	Metals and Minerals	Fund -
	Global Bond	Institutional	Institutional	Fund -	Admiral™
	Fund - Class A	Class	Class	Adviser Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157
Total assets	103,155	55	17,249	18,901	157
Net assets	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157

Net assets
Accumulation units	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 103,155	$ 55	$ 17,249	$ 18,901	$ 157

Total number of mutual fund shares	9,622,635	2,176	1,772,802	1,146,199	14,244

Cost of mutual fund shares	$ 120,406	$ 65	$ 16,962	$ 14,818	$ 157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Vanguard®
Total
	International				Victory
	Stock Index			Small	Integrity
	Fund -			Company	Small-Cap
	Admiral™	Diversified	Equity Income	Growth	Value Fund -
	Shares	Value Portfolio	Portfolio	Portfolio	Class Y
Assets
Investments in mutual funds
at fair value	$ 15	$ 112	$ 181	$ 56	$ 289
Total assets	15	112	181	56	289
Net assets	$ 15	$ 112	$ 181	$ 56	$ 289

Net assets
Accumulation units	$ 15	$ 112	$ 181	$ 56	$ 289
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 15	$ 112	$ 181	$ 56	$ 289

Total number of mutual fund shares	493	6,791	7,480	2,405	8,171

Cost of mutual fund shares	$ 14	$ 105	$ 161	$ 52	$ 276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Victory
	Victory	Sycamore
	Sycamore	Small
	Established	Company	Voya Balanced Voya Large		Voya Real
	Value Fund -	Opportunity	Portfolio -	Cap Value	Estate Fund -
	Class A	Fund - Class R	Class I	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 6,605	$ 8	$ 221,428	$ 58	$ 727
Total assets	6,605	8	221,428	58	727
Net assets	$ 6,605	$ 8	$ 221,428	$ 58	$ 727

Net assets
Accumulation units	$ 6,605	$ 8	$ 208,691	$ 58	$ 727
Contracts in payout (annuitization)	—	—	12,737	—	—
Total net assets	$ 6,605	$ 8	$ 221,428	$ 58	$ 727

Total number of mutual fund shares	164,919	199	14,094,712	5,012	63,640

Cost of mutual fund shares	$ 6,346	$ 8	$ 169,101	$ 59	$ 853

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			Voya	Voya	Voya
	Voya Floating Rate Fund - Class A	Voya GNMA Income Fund - Class A	Intermediate	Intermediate	Intermediate
			Bond Fund -	Bond Portfolio -	Bond Portfolio -
			Class A	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191
Total assets	3,571	2,472	856	425,547	2,191
Net assets	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191

Net assets
Accumulation units	$ 3,571	$ 2,472	$ 856	$ 417,635	$ 2,191
Contracts in payout (annuitization)	—	—	—	7,912	—
Total net assets	$ 3,571	$ 2,472	$ 856	$ 425,547	$ 2,191

Total number of mutual fund shares	375,874	292,515	82,583	32,534,181	168,640

Cost of mutual fund shares	$ 3,640	$ 2,449	$ 828	$ 419,827	$ 2,160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya High
		Voya High	Yield		Voya Large
	Voya Global	Yield	Portfolio -	Voya High	Cap Growth
	Perspectives®	Portfolio -	Institutional	Yield Portfolio -	Portfolio -
	Portfolio - Class I	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,415	$ 28	$ 105,196	$ 409	$ 83
Total assets	2,415	28	105,196	409	83
Net assets	$ 2,415	$ 28	$ 105,196	$ 409	$ 83

Net assets
Accumulation units	$ 2,415	$ 28	$ 104,249	$ 409	$ 83
Contracts in payout (annuitization)	—	—	947	—	—
Total net assets	$ 2,415	$ 28	$ 105,196	$ 409	$ 83

Total number of mutual fund shares	214,472	2,783	10,583,123	41,161	4,647

Cost of mutual fund shares	$ 2,355	$ 27	$ 104,127	$ 403	$ 81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Large			Voya Large
	Cap Growth	Voya Large	Voya Large	Cap Value	Voya Large
	Portfolio -	Cap Growth	Cap Value	Portfolio -	Cap Value
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231
Total assets	598,514	5,930	16	303,689	1,231
Net assets	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231

Net assets
Accumulation units	$ 597,569	$ 5,930	$ 16	$ 300,855	$ 1,231
Contracts in payout (annuitization)	945	—	—	2,834	—
Total net assets	$ 598,514	$ 5,930	$ 16	$ 303,689	$ 1,231

Total number of mutual fund shares	30,182,233	308,679	1,361	24,851,779	102,241

Cost of mutual fund shares	$ 566,469	$ 5,905	$ 15	$ 288,015	$ 1,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			VY®	VY® Clarion
		Voya U.S.	BlackRock	Global Real
	Voya Limited Stock Index		Inflation	Estate	VY® Clarion
	Maturity Bond	Portfolio -	Protected Bond	Portfolio -	Real Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Adviser Class	Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 5	$ 39,309	$ 12	$ 74,592	$ 44
Total assets	5	39,309	12	74,592	44
Net assets	$ 5	$ 39,309	$ 12	$ 74,592	$ 44

Net assets
Accumulation units	$ 5	$ 39,309	$ 12	$ 74,592	$ 44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 5	$ 39,309	$ 12	$ 74,592	$ 44

Total number of mutual fund shares	465	2,313,664	1,223	5,689,730	1,211

Cost of mutual fund shares	$ 4	$ 34,032	$ 11	$ 67,360	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
			VY® Invesco		JPMorgan
	VY® Clarion		Growth and	VY® Invesco	Emerging
	Real Estate	VY® Clarion	Income	Growth and	Markets
	Portfolio -	Real Estate	Portfolio -	Income	Equity
	Institutional	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190
Total assets	1,556	44,624	29,008	28,186	190
Net assets	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190

Net assets
Accumulation units	$ —	$ 44,624	$ 29,008	$ 28,186	$ 190
Contracts in payout (annuitization)	1,556	—	—	—	—
Total net assets	$ 1,556	$ 44,624	$ 29,008	$ 28,186	$ 190

Total number of mutual fund shares	40,554	1,164,509	1,260,683	1,212,319	9,052

Cost of mutual fund shares	$ 1,354	$ 38,195	$ 31,704	$ 31,132	$ 144

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
	JPMorgan	VY®		VY®
	Emerging	JPMorgan	VY®	JPMorgan	VY®
	Markets	Emerging	JPMorgan	Small Cap	JPMorgan
	Equity	Markets	Small Cap Core	Core Equity	Small Cap
	Portfolio -	Equity	Equity	Portfolio -	Core Equity
	Institutional	Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class Adviser Class		Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048
Total assets	14,297	26,095	3	50,704	39,048
Net assets	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048

Net assets
Accumulation units	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 14,297	$ 26,095	$ 3	$ 50,704	$ 39,048

Total number of mutual fund shares	643,435	1,182,915	210	3,127,927	2,448,123

Cost of mutual fund shares	$ 11,207	$ 21,857	$ 3	$ 58,996	$ 45,653

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
	VY® Morgan	VY® T. Rowe	Price Capital	VY® T. Rowe	VY® T. Rowe
	Stanley Global	Price Capital	Appreciation	Price Capital	Price Equity
	Franchise	Appreciation	Portfolio -	Appreciation	Income
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942
Total assets	1	363	431,537	1,030,790	942
Net assets	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942

Net assets
Accumulation units	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1	$ 363	$ 431,537	$ 1,030,790	$ 942

Total number of mutual fund shares	38	12,988	14,673,142	35,037,055	94,530

Cost of mutual fund shares	$ 1	$ 331	$ 396,928	$ 922,472	$ 1,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	Voya
	Price Equity	Price	Price	Government
	Income	International	International Money Market		Voya Global
	Portfolio -	Stock Portfolio -	Stock Portfolio -	Portfolio -	Real Estate
	Service Class	Adviser Class	Service Class	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58
Total assets	105,540	96	8,458	248,617	58
Net assets	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58

Net assets
Accumulation units	$ 105,044	$ 96	$ 8,458	$ 247,429	$ 58
Contracts in payout (annuitization)	496	—	—	1,188	—
Total net assets	$ 105,540	$ 96	$ 8,458	$ 248,617	$ 58

Total number of mutual fund shares	10,236,625	5,889	519,553	248,617,344	4,284

Cost of mutual fund shares	$ 133,180	$ 77	$ 7,451	$ 248,617	$ 73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Multi-	Voya Multi-
	Manager	Manager			Voya Global
	International International		Voya Global	Voya Global	Bond
	Small Cap	Small Cap	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Fund - Class A	Fund - Class I	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 247	$ 1,361	$ 304	$ 69,980	$ 503
Total assets	247	1,361	304	69,980	503
Net assets	$ 247	$ 1,361	$ 304	$ 69,980	$ 503

Net assets
Accumulation units	$ 247	$ 1,361	$ 304	$ 68,767	$ 495
Contracts in payout (annuitization)	—	—	—	1,213	8
Total net assets	$ 247	$ 1,361	$ 304	$ 69,980	$ 503

Total number of mutual fund shares	4,541	25,149	28,592	6,461,683	46,484

Cost of mutual fund shares	$ 238	$ 1,430	$ 298	$ 71,121	$ 500

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2025	Solution 2025	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Initial Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970
Total assets	12,222	1,859	6,057	18,659	1,970
Net assets	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970

Net assets
Accumulation units	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 12,222	$ 1,859	$ 6,057	$ 18,659	$ 1,970

Total number of mutual fund shares	1,061,900	166,391	532,213	1,547,139	168,195

Cost of mutual fund shares	$ 11,407	$ 1,766	$ 5,665	$ 17,147	$ 1,803

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159
Total assets	8,925	17,160	2,745	5,102	7,159
Net assets	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159

Net assets
Accumulation units	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 8,925	$ 17,160	$ 2,745	$ 5,102	$ 7,159

Total number of mutual fund shares	749,402	1,360,824	225,224	411,142	438,415

Cost of mutual fund shares	$ 8,221	$ 15,613	$ 2,521	$ 4,612	$ 6,684

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

			Voya Index	Voya Index	Voya Index
	Voya Index	Voya Index	Solution	Solution	Solution
	Solution 2055	Solution 2055	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Initial Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114
Total assets	1,618	3,535	3,374	736	1,114
Net assets	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114

Net assets
Accumulation units	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,618	$ 3,535	$ 3,374	$ 736	$ 1,114

Total number of mutual fund shares	101,193	219,143	311,867	70,215	104,008

Cost of mutual fund shares	$ 1,466	$ 3,231	$ 3,230	$ 703	$ 1,059

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya
International International International
	High Dividend	High Dividend	High Dividend
	Low Volatility	Low Volatility	Low Volatility	Voya Solution	Voya Solution
	Portfolio -	Portfolio -	Portfolio -	2025 Portfolio -	2025 Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 197	$ 73,467	$ 59	$ 468	$ 11,199
Total assets	197	73,467	59	468	11,199
Net assets	$ 197	$ 73,467	$ 59	$ 468	$ 11,199

Net assets
Accumulation units	$ 197	$ 72,279	$ 59	$ 468	$ 11,199
Contracts in payout (annuitization)	—	1,188	—	—	—
Total net assets	$ 197	$ 73,467	$ 59	$ 468	$ 11,199

Total number of mutual fund shares	17,373	6,394,004	5,185	41,161	956,324

Cost of mutual fund shares	$ 193	$ 69,200	$ 66	$ 462	$ 11,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338
Total assets	6,734	135,241	475	11,644	11,338
Net assets	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338

Net assets
Accumulation units	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 6,734	$ 135,241	$ 475	$ 11,644	$ 11,338

Total number of mutual fund shares	599,636	11,688,898	40,865	971,948	999,846

Cost of mutual fund shares	$ 6,508	$ 136,721	$ 458	$ 11,439	$ 11,033

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924
Total assets	154,810	18	8,702	5,014	113,924
Net assets	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924

Net assets
Accumulation units	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 154,810	$ 18	$ 8,702	$ 5,014	$ 113,924

Total number of mutual fund shares	13,086,228	1,574	734,341	442,174	9,770,525

Cost of mutual fund shares	$ 156,877	$ 18	$ 8,752	$ 4,887	$ 115,943

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

				Voya Solution	Voya Solution
	Voya Solution Voya Solution		Voya Solution	Balanced	Income
	2055 Portfolio -	2055 Portfolio -	2055 Portfolio	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	- Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855
Total assets	4,029	1,692	30,438	5,786	855
Net assets	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855

Net assets
Accumulation units	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 4,029	$ 1,692	$ 30,438	$ 5,786	$ 855

Total number of mutual fund shares	284,337	121,525	2,175,712	586,213	72,745

Cost of mutual fund shares	$ 3,945	$ 1,664	$ 28,965	$ 5,638	$ 808

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY®
American
				Voya Solution	Century
	Voya Solution Voya Solution		Voya Solution	Moderately	Small-Mid
	Income	Income	Income	Conservative	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51
Total assets	8,415	3,320	38,441	7,654	51
Net assets	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51

Net assets
Accumulation units	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 8,415	$ 3,320	$ 38,441	$ 7,654	$ 51

Total number of mutual fund shares	698,341	284,944	3,216,818	743,064	4,605

Cost of mutual fund shares	$ 8,162	$ 3,175	$ 36,571	$ 7,365	$ 51

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® American	VY® American
	Century Small-	Century Small-	VY® Baron	VY® Baron	VY® Columbia
	Mid Cap Value	Mid Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169
Total assets	34,644	67,826	351	156,083	13,169
Net assets	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169

Net assets
Accumulation units	$ 34,644	$ 67,143	$ 351	$ 155,100	$ 13,086
Contracts in payout (annuitization)	—	683	—	983	83
Total net assets	$ 34,644	$ 67,826	$ 351	$ 156,083	$ 13,169

Total number of mutual fund shares	2,889,401	5,752,842	17,959	7,209,393	766,506

Cost of mutual fund shares	$ 34,897	$ 69,030	$ 441	$ 185,493	$ 15,873

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® Columbia	VY® Columbia			VY® Invesco
	Small Cap	Small Cap	VY® Invesco	VY® Invesco	Equity and
	Value II	Value II	Comstock	Comstock	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487
Total assets	145	5,775	260	60,153	1,487
Net assets	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487

Net assets
Accumulation units	$ 145	$ 5,775	$ 260	$ 59,168	$ 1,487
Contracts in payout (annuitization)	—	—	—	985	—
Total net assets	$ 145	$ 5,775	$ 260	$ 60,153	$ 1,487

Total number of mutual fund shares	9,634	370,652	15,306	3,501,356	34,293

Cost of mutual fund shares	$ 134	$ 6,394	$ 248	$ 53,674	$ 1,537

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco
	Equity and	Equity and	Oppenheimer Oppenheimer Oppenheimer
	Income	Income	Global	Global	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758
Total assets	281,505	1,061	266	603,394	1,758
Net assets	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758

Net assets
Accumulation units	$ 279,227	$ 1,061	$ 266	$ 600,174	$ 1,758
Contracts in payout (annuitization)	2,278	—	—	3,220	—
Total net assets	$ 281,505	$ 1,061	$ 266	$ 603,394	$ 1,758

Total number of mutual fund shares	6,386,238	24,239	14,450	31,006,910	94,705

Cost of mutual fund shares	$ 279,512	$ 1,054	$ 260	$ 497,150	$ 1,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
				VY® T. Rowe	Price
	VY®	VY®	VY®	Price	Diversified
	JPMorgan Mid	JPMorgan Mid	JPMorgan Mid	Diversified Mid	Mid Cap
	Cap Value	Cap Value	Cap Value	Cap Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075
Total assets	270	21,263	60,015	388	515,075
Net assets	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075

Net assets
Accumulation units	$ 270	$ 21,263	$ 58,963	$ 388	$ 513,018
Contracts in payout (annuitization)	—	—	1,052	—	2,057
Total net assets	$ 270	$ 21,263	$ 60,015	$ 388	$ 515,075

Total number of mutual fund shares	15,757	1,199,940	3,427,476	35,285	41,206,037

Cost of mutual fund shares	$ 296	$ 23,513	$ 66,379	$ 348	$ 413,059

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

VY® T. Rowe
	Price	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Diversified Mid	Price Growth	Price Growth	Price Growth	Voya
	Cap Growth	Equity	Equity	Equity	Corporate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Leaders 100
	Service Class	Adviser Class	Initial Class	Service Class	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835
Total assets	1,259	1,070	556,786	3,244	7,835
Net assets	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835

Net assets
Accumulation units	$ 1,259	$ 1,070	$ 555,147	$ 3,244	$ 7,835
Contracts in payout (annuitization)	—	—	1,639	—	—
Total net assets	$ 1,259	$ 1,070	$ 556,786	$ 3,244	$ 7,835

Total number of mutual fund shares	105,506	14,878	6,837,603	42,244	360,893

Cost of mutual fund shares	$ 1,129	$ 1,177	$ 546,091	$ 3,423	$ 7,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Strategic	Voya Strategic	Voya Strategic
	Allocation	Allocation	Allocation	Voya Growth	Voya Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091
Total assets	30,351	71,733	60,494	1,537	1,215,091
Net assets	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091

Net assets
Accumulation units	$ 29,921	$ 71,063	$ 59,196	$ 1,537	$ 1,150,216
Contracts in payout (annuitization)	430	670	1,298	—	64,875
Total net assets	$ 30,351	$ 71,733	$ 60,494	$ 1,537	$ 1,215,091

Total number of mutual fund shares	2,331,110	4,592,361	4,137,749	55,044	42,724,712

Cost of mutual fund shares	$ 29,363	$ 54,970	$ 51,697	$ 1,519	$ 1,142,709

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Growth	Voya Global	Voya Global	Voya Index	Voya Index
	and Income	Equity	Equity	Plus LargeCap	Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207
Total assets	236	86,802	11,598	386,977	207
Net assets	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207

Net assets
Accumulation units	$ 236	$ 85,628	$ 11,598	$ 382,686	$ 207
Contracts in payout (annuitization)	—	1,174	—	4,291	—
Total net assets	$ 236	$ 86,802	$ 11,598	$ 386,977	$ 207

Total number of mutual fund shares	8,450	8,022,347	1,066,959	13,450,726	7,259

Cost of mutual fund shares	$ 239	$ 77,198	$ 10,306	$ 253,990	$ 170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908
Total assets	310,525	59	132,714	165	43,908
Net assets	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908

Net assets
Accumulation units	$ 309,204	$ 59	$ 131,802	$ 165	$ 43,513
Contracts in payout (annuitization)	1,321	—	912	—	395
Total net assets	$ 310,525	$ 59	$ 132,714	$ 165	$ 43,908

Total number of mutual fund shares	15,924,347	3,070	6,346,911	7,998	4,138,392

Cost of mutual fund shares	$ 298,739	$ 61	$ 125,379	$ 172	$ 40,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	Voya	Voya Russell™ Voya Russell™			Russell™
	International	Large Cap	Large Cap		Large Cap
	Index	Growth Index Growth Index Voya Russell™			Index
	Portfolio -	Portfolio -	Portfolio -	Large Cap Index	Portfolio -
	Class S	Class I	Class S	Portfolio - Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489
Total assets	9	97,199	2,678	177,976	489
Net assets	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489

Net assets
Accumulation units	$ 9	$ 88,517	$ 2,678	$ 177,976	$ —
Contracts in payout (annuitization)	—	8,682	—	—	489
Total net assets	$ 9	$ 97,199	$ 2,678	$ 177,976	$ 489

Total number of mutual fund shares	874	2,262,554	62,749	7,141,896	19,774

Cost of mutual fund shares	$ 8	$ 72,958	$ 1,881	$ 127,994	$ 327

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	Voya Russell™	Voya Russell™	Russell™ Mid	Voya
	Large Cap	Large Cap	Cap Growth	Russell™ Mid
	Value Index	Value Index	Index	Cap Index	Voya Russell™
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Small Cap Index
	Class I	Class S	Class S	Class I	Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526
Total assets	536	19,633	20,857	183,792	89,526
Net assets	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526

Net assets
Accumulation units	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 536	$ 19,633	$ 20,857	$ 183,792	$ 89,526

Total number of mutual fund shares	22,080	815,338	581,637	13,464,583	6,260,587

Cost of mutual fund shares	$ 480	$ 16,947	$ 17,885	$ 196,960	$ 90,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Voya Small	Voya Small		Voya MidCap	Voya MidCap
	Company	Company	Voya U.S. Bond Opportunities Opportunities
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081
Total assets	141,444	168	20,131	266,926	1,081
Net assets	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081

Net assets
Accumulation units	$ 139,526	$ 168	$ 20,131	$ 266,926	$ 1,081
Contracts in payout (annuitization)	1,918	—	—	—	—
Total net assets	$ 141,444	$ 168	$ 20,131	$ 266,926	$ 1,081

Total number of mutual fund shares	8,300,678	10,195	1,846,870	19,175,700	83,590

Cost of mutual fund shares	$ 161,005	$ 189	$ 19,607	$ 257,854	$ 1,030

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

Voya
	SmallCap	Voya SmallCap
Opportunities Opportunities
	Portfolio -	Portfolio -	Wanger
	Class I	Class S	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744
Total assets	64,232	99	40,999	61,435	95,744
Net assets	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744

Net assets
Accumulation units	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 64,232	$ 99	$ 40,999	$ 61,435	$ 95,744

Total number of mutual fund shares	2,837,094	4,809	1,576,895	3,358,922	4,301,156

Cost of mutual fund shares	$ 72,485	$ 106	$ 44,108	$ 65,823	$ 109,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2019

(Dollars in thousands)

	Washington Mutual Investors Fund - Class R-3	Washington Mutual Investors Fund - Mutual Investors Fund - Class R-4	Wells Fargo Small Company Growth Fund - Administrator Class	Wells Fargo Small Company Value Fund - Class A	Wells Fargo Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289
Total assets	1,149	233,053	7,076	128	118,289
Net assets	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289

Net assets
Accumulation units	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 1,149	$ 233,053	$ 7,076	$ 128	$ 118,289

Total number of mutual fund shares	24,090	4,869,482	131,689	4,538	3,358,582

Cost of mutual fund shares	$ 1,059	$ 185,923	$ 7,524	$ 118	$ 87,731

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		AB VPS	Aberdeen	Invesco Floating Rate Fund - Class R5	Invesco Oppenheimer Capital Appreciation Fund - Class A
		Growth and	International
	AB Relative Value Fund - Class A	Income	Equity Fund -
		Portfolio -	Institutional
		Class A	Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 8	$ 217	$ 19	$ —
Expenses:

Mortality and expense risk charges	1	8	—	3	1
Total expenses	1	8	—	3	1
Net investment income (loss)	1	—	217	16	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3	252	(1)	2
Capital gains distributions	5	66	—	—	14
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	(1)	16
Net unrealized appreciation
(depreciation) of investments	27	56	2,618	5	5
Net realized and unrealized gain (loss)
on investments	32	125	2,870	4	21
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 125	$ 3,087	$ 20	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Invesco
	Invesco	Invesco Mid		Invesco	Oppenheimer
	Oppenheimer	Cap Core	Invesco Small International International
	Main Street	Equity Fund -	Cap Growth	Growth Fund -	Growth Fund -
	Fund - Class A	Class A	Fund - Class A	Class R5	Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ 10	$ —	$ 15	$ 8
Expenses:

Mortality and expense risk charges	13	36	1	5	7
Total expenses	13	36	1	5	7
Net investment income (loss)	—	(26)	(1)	10	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(21)	(95)	—	1	5
Capital gains distributions	112	663	9	55	—
Total realized gain (loss) on investments
and capital gains distributions	91	568	9	56	5
Net unrealized appreciation
(depreciation) of investments	221	220	12	75	142
Net realized and unrealized gain (loss)
on investments	312	788	21	131	147
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 762	$ 20	$ 141	$ 148

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco
	Oppenheimer			Invesco	Invesco
	International	Invesco	Invesco	Oppenheimer Oppenheimer
	Small-Mid	Endeavor Health Care		Developing	Developing
	Company	Fund -	Fund -	Markets Fund -	Markets Fund -
	Fund - Class Y	Class A	Investor Class	Class A	Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ —	$ —	$ 563	$ 252
Expenses:

Mortality and expense risk charges	7	—	1	2,441	209
Total expenses	7	—	1	2,441	209
Net investment income (loss)	(4)	—	(1)	(1,878)	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	—	6	11,125	1,598
Capital gains distributions	35	1	4	4,559	929
Total realized gain (loss) on investments
and capital gains distributions	46	1	10	15,684	2,527
Net unrealized appreciation
(depreciation) of investments	96	2	26	33,731	7,231
Net realized and unrealized gain (loss)
on investments	142	3	36	49,415	9,758
Net increase (decrease) in net assets
resulting from operations	$ 138	$ 3	$ 35	$ 47,537	$ 9,801

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco				Invesco
	Oppenheimer		Invesco American Value Fund - Class R5	Invesco	Oppenheimer
	International Invesco High			Energy	Gold & Special
	Bond Fund -	Yield Fund -		Fund -	Minerals Fund -
	Class A	Class R5		Class R5	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 41	$ 3 $	1	$ —
Expenses:

Mortality and expense risk charges	1	8	11	—	—
Total expenses	1	8	11	—	—
Net investment income (loss)	4	33	(8)	1	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	(1)	—	(8)	1
Capital gains distributions	—	—	29	—	—
Total realized gain (loss) on investments
and capital gains distributions	(7)	(1)	29	(8)	1
Net unrealized appreciation
(depreciation) of investments	13	40	165	10	23
Net realized and unrealized gain (loss)
on investments	6	39	194	2	24
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 72	$ 186 $	3	$ 24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer	Invesco
	Invesco	V.I. Discovery	Invesco	V.I. Global Oppenheimer
	Small Cap	Mid Cap	Oppenheimer	Strategic	V.I. Main
	Value Fund -	Growth Fund -	V.I. Global	Income Fund -	Street Fund -
	Class A	Series I	Fund - Series I	Series I	Series I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 2	$ 4	$ 1
Expenses:

Mortality and expense risk charges	1	—	2	1	1
Total expenses	1	—	2	1	1
Net investment income (loss)	(1)	—	—	3	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	—	3	—	2
Capital gains distributions	1	2	38	—	9
Total realized gain (loss) on investments
and capital gains distributions	(12)	2	41	—	11
Net unrealized appreciation
(depreciation) of investments	30	3	29	6	4
Net realized and unrealized gain (loss)
on investments	18	5	70	6	15
Net increase (decrease) in net assets
resulting from operations	$ 17	$ 5	$ 70	$ 9	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Invesco			Alger
	Oppenheimer	Invesco V.I.		Responsible
	V.I. Main Street	American	Invesco V.I.	Investing	Alger Capital
	Small Cap Fund -	Franchise	Core Equity	Fund -	Appreciation
	Series I	Fund - Series I	Fund - Series I	Class A	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 55	$ —	$ 280	$ —	$ —
Expenses:

Mortality and expense risk charges	236	315	314	70	1
Total expenses	236	315	314	70	1
Net investment income (loss)	(181)	(315)	(34)	(70)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(722)	1,946	1,687	282	4
Capital gains distributions	2,543	4,175	3,399	495	9
Total realized gain (loss) on investments
and capital gains distributions	1,821	6,121	5,086	777	13
Net unrealized appreciation
(depreciation) of investments	4,466	2,995	1,977	1,132	20
Net realized and unrealized gain (loss)
on investments	6,287	9,116	7,063	1,909	33
Net increase (decrease) in net assets
resulting from operations	$ 6,106	$ 8,801	$ 7,029	$ 1,839	$ 32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		AllianzGI
		NFJ Large-
	AllianzGI	Cap Value	AllianzGI NFJ
	NFJ Dividend	Fund -	Small-Cap	Amana	Amana Income
	Value Fund -	Institutional	Value Fund -	Growth Fund -	Fund - Investor
	Class A	Class	Class A	Investor Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ —	$ —	$ 217	$ 881
Expenses:

Mortality and expense risk charges	2	—	1	545	691
Total expenses	2	—	1	545	691
Net investment income (loss)	3	—	(1)	(328)	190

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	—	(101)	2,120	3,495
Capital gains distributions	26	—	2	1,675	4,552
Total realized gain (loss) on investments
and capital gains distributions	37	—	(99)	3,795	8,047
Net unrealized appreciation
(depreciation) of investments	20	1	134	11,415	6,920
Net realized and unrealized gain (loss)
on investments	57	1	35	15,210	14,967
Net increase (decrease) in net assets
resulting from operations	$ 60	$ 1	$ 34	$ 14,882	$ 15,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		American
	American	Beacon Small	Inflation-
	Balanced	Cap Value Adjusted Bond		Income &	Fundamental
	Fund® -	Fund -	Fund -	Growth Fund -	InvestorsSM -
	Class R-3	Investor Class	Investor Class	A Class	Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 36	$ 4	$ 653	$ 197	$ 13
Expenses:

Mortality and expense risk charges	15	3	265	129	5
Total expenses	15	3	265	129	5
Net investment income (loss)	21	1	388	68	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	142	(12)	(197)	165	19
Capital gains distributions	43	3	—	218	61
Total realized gain (loss) on investments
and capital gains distributions	185	(9)	(197)	383	80
Net unrealized appreciation
(depreciation) of investments	197	81	1,628	1,693	148
Net realized and unrealized gain (loss)
on investments	382	72	1,431	2,076	228
Net increase (decrease) in net assets
resulting from operations	$ 403	$ 73	$ 1,819	$ 2,144	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			AMG
		American	Managers	Ariel
	Fundamental	Mutual	Fairpointe Mid Appreciation
	InvestorsSM -	Fund® -	Cap Fund -	Fund -	Ariel Fund -
	Class R-4	Class R-4	Class N	Investor Class	Investor Class
Net investment income (loss)
Investment Income:
Dividends	$ 1,708	$ 54	$ 198	$ 2	$ 85
Expenses:

Mortality and expense risk charges	1,017	27	214	2	104
Total expenses	1,017	27	214	2	104
Net investment income (loss)	691	27	(16)	—	(19)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,991	345	(1,016)	(40)	(333)
Capital gains distributions	6,724	74	1,328	11	502
Total realized gain (loss) on investments
and capital gains distributions	9,715	419	312	(29)	169
Net unrealized appreciation
(depreciation) of investments	15,184	432	2,913	107	1,908
Net realized and unrealized gain (loss)
on investments	24,899	851	3,225	78	2,077
Net increase (decrease) in net assets
resulting from operations	$ 25,590	$ 878	$ 3,209	$ 78	$ 2,058

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
		BlackRock Equity Dividend Fund - Investor A Shares
	Artisan				BlackRock Mid
	International				Cap Dividend
	Fund -				Fund -
	Investor				Institutional
	Shares				Shares
Net investment income (loss)
Investment Income:
Dividends	$ 97	$ 16	$ 34 $	81	$ 4
Expenses:

Mortality and expense risk charges	106	7	73	265		2
Total expenses	106	7	73	265		2
Net investment income (loss)	(9)	9	(39)	(184)		2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	(2)	338	1,231		—
Capital gains distributions	466	101	246	960		6
Total realized gain (loss) on investments
and capital gains distributions	484	99	584	2,191		6
Net unrealized appreciation
(depreciation) of investments	2,078	97	927	3,627		48
Net realized and unrealized gain (loss)
on investments	2,562	196	1,511	5,818		54
Net increase (decrease) in net assets
resulting from operations	$ 2,553	$ 205	$ 1,472 $	5,634	$ 56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Calvert US
				Large-Cap
	BlackRock Mid			Core		Capital
	Cap Dividend	Bond Fund of		Responsible	Calvert VP	Income
	Fund - Investor	America	-	Index Fund -	SRI Balanced	Builder® -
	A Shares	Class R-4		Class A	Portfolio	Class R-4
Net investment income (loss)
Investment Income:
Dividends	$ 189	$ 279		$ —	$ 777	$ 173
Expenses:

Mortality and expense risk charges	148		114	—	529	53
Total expenses	148		114	—	529	53
Net investment income (loss)	41		165	—	248	120

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(359)		8	—	2,098	12
Capital gains distributions	372		199	—	1,788	55
Total realized gain (loss) on investments
and capital gains distributions	13		207	—	3,886	67
Net unrealized appreciation
(depreciation) of investments	3,200		397	1	6,012	571
Net realized and unrealized gain (loss)
on investments	3,213		604	1	9,898	638
Net increase (decrease) in net assets
resulting from operations	$ 3,254	$ 769		$ 1	$ 10,146	$ 758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Capital World Income Growth Fund &SM - Class R-3	Cohen & Steers Real Estate Fund, Securities Inc. - Class A	Steers Cohen Realty & Shares, Inc.	Acorn® Columbia Fund - Class A Shares	Columbia Acorn® Institutional Fund - Class

Net investment income (loss)
Investment Income:
Dividends	$ 9	$ 13	$ 244	$ —	$ —
Expenses:

Mortality and expense risk charges	3	5	95	1	—
Total expenses	3	5	95	1	—
Net investment income (loss)	6	8	149	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	12	(296)	(10)	—
Capital gains distributions	5	32	1,258	9	1
Total realized gain (loss) on investments
and capital gains distributions	5	44	962	(1)	1
Net unrealized appreciation
(depreciation) of investments	120	2	1,226	15	1
Net realized and unrealized gain (loss)
on investments	125	46	2,188	14	2
Net increase (decrease) in net assets
resulting from operations	$ 131	$ 54	$ 2,337	$ 13	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

Columbia
	Columbia	Select Mid
	Select Mid	Cap Value			Delaware
	Cap Value	Fund -	CRM Mid Cap		Small Cap
	Fund - Class	Institutional	Value Fund -	Davis Financial	Value Fund -
	A Shares	Class	Investor Shares	Fund - Class Y	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 59	$ —	$ —	$ 1	$ 26
Expenses:

Mortality and expense risk charges	59	—	2	1	21
Total expenses	59	—	2	1	21
Net investment income (loss)	—	—	(2)	—	5

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,947)	—	(19)	(1)	(34)
Capital gains distributions	150	—	3	4	90
Total realized gain (loss) on investments
and capital gains distributions	(1,797)	—	(16)	3	56
Net unrealized appreciation
(depreciation) of investments	3,684	1	77	10	624
Net realized and unrealized gain (loss)
on investments	1,887	1	61	13	680
Net increase (decrease) in net assets
resulting from operations	$ 1,887	$ 1	$ 59	$ 13	$ 685

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				DFA
				Emerging	DFA Inflation-
	Delaware Smid			Markets Core	Protected
	Cap Growth			Equity	Securities
	Fund -	DWS Small	DWS Equity	Portfolio -	Portfolio -
	Institutional	Cap Growth	500 Index	Institutional Institutional
	Class	Fund - Class S	Fund - Class S	Class Shares	Class Shares
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 13	$ 61	$ 23
Expenses:

Mortality and expense risk charges	—	—	8	—	—
Total expenses	—	—	8	—	—
Net investment income (loss)	—	—	5	61	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	88	(1)	(9)	47	(2)
Capital gains distributions	499	—	92	—	1
Total realized gain (loss) on investments
and capital gains distributions	587	(1)	83	47	(1)
Net unrealized appreciation
(depreciation) of investments	3,568	4	104	234	67
Net realized and unrealized gain (loss)
on investments	4,155	3	187	281	66
Net increase (decrease) in net assets
resulting from operations	$ 4,155	$ 3	$ 192	$ 342	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	DFA U.S.			Eaton Vance
	Targeted Value			Large-Cap
	Portfolio -	Dodge & Cox		Value Fund -	EuroPacific
	Institutional	International	Dodge & Cox	Class R	Growth Fund® -
	Class Shares	Stock Fund	Stock Fund	Shares	Class R-3
Net investment income (loss)
Investment Income:
Dividends	$ 226	$ 6	$ 2	$ —	$ 21
Expenses:

Mortality and expense risk charges	—	2	2	—	18
Total expenses	—	2	2	—	18
Net investment income (loss)	226	4	—	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	237	1	11	—	88
Capital gains distributions	424	—	11	—	48
Total realized gain (loss) on investments
and capital gains distributions	661	1	22	—	136
Net unrealized appreciation
(depreciation) of investments	2,074	22	6	—	606
Net realized and unrealized gain (loss)
on investments	2,735	23	28	—	742
Net increase (decrease) in net assets
resulting from operations	$ 2,961	$ 27	$ 28	$ —	$ 745

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Federated		Fidelity®
		International	Fidelity	VIP	Fidelity® VIP
	EuroPacific	Leaders Fund - Advisor® Contrafund®			Index 500
	Growth Fund® -	Institutional	New Insights	Portfolio -	Portfolio -
	Class R-4	Shares	Fund - Class I	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,273	$ —	$ 12	$ 5,560	$ 5,677
Expenses:

Mortality and expense risk charges	2,578	—	38	11,688	3,222
Total expenses	2,578	—	38	11,688	3,222
Net investment income (loss)	695	—	(26)	(6,128)	2,455

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,621	—	26	23,723	7,382
Capital gains distributions	5,452	—	206	137,195	4,157
Total realized gain (loss) on investments
and capital gains distributions	19,073	—	232	160,918	11,539
Net unrealized appreciation
(depreciation) of investments	48,100	1	514	162,468	59,139
Net realized and unrealized gain (loss)
on investments	67,173	1	746	323,386	70,678
Net increase (decrease) in net assets
resulting from operations	$ 67,868	$ 1	$ 720	$ 317,258	$ 73,133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Manager	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 278	$ 4,724	$ 933	$ 434	$ 461
Expenses:

Mortality and expense risk charges	185	2,419	3,530	98	266
Total expenses	185	2,419	3,530	98	266
Net investment income (loss)	93	2,305	(2,597)	336	195

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	7,275	22,247	(118)	1,018
Capital gains distributions	645	15,126	21,886	—	954
Total realized gain (loss) on investments
and capital gains distributions	672	22,401	44,133	(118)	1,972
Net unrealized appreciation
(depreciation) of investments	1,628	29,584	58,967	839	4,055
Net realized and unrealized gain (loss)
on investments	2,300	51,985	103,100	721	6,027
Net increase (decrease) in net assets
resulting from operations	$ 2,393	$ 54,290	$ 100,503	$ 1,057	$ 6,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Franklin
		Franklin	Natural
		Biotechnology Resources		Franklin
	Franklin Mutual	Discovery	Fund -	Small-Mid Franklin Small
	Global Discovery	Fund -	Advisor	Cap Growth	Cap Value VIP
	Fund - Class R	Advisor Class	Class	Fund - Class A	Fund - Class 2
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ — $	—	$ —	$ 1,093
Expenses:

Mortality and expense risk charges	7	3	—	3	984
Total expenses	7	3	—	3	984
Net investment income (loss)	11	(3)	—	(3)	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(50)	11	—	1	(603)
Capital gains distributions	56	27	—	57	17,416
Total realized gain (loss) on investments
and capital gains distributions	6	38	—	58	16,813
Net unrealized appreciation
(depreciation) of investments	248	54	1	30	6,205
Net realized and unrealized gain (loss)
on investments	254	92	1	88	23,018
Net increase (decrease) in net assets
resulting from operations	$ 265	$ 89 $	1	$ 85	$ 23,127

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Goldman				The
	Sachs				Hartford
	Growth				Dividend
	Opportunities			The Hartford	And
	Fund -	Growth Fund Growth Fund		Capital	Growth
	Investor	of America® -	of America® -	Appreciation	Fund -
	Shares	Class R-3	Class R-4	Fund - Class R4	Class R4
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 29	$ 3,011	$ —	$ —
Expenses:

Mortality and expense risk charges	—	62	4,337	—	—
Total expenses	—	62	4,337	—	—
Net investment income (loss)	—	(33)	(1,326)	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	554	26,684	—	—
Capital gains distributions	10	503	28,174	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,057	54,858	—	—
Net unrealized appreciation
(depreciation) of investments	(1)	1,272	50,669	—	2
Net realized and unrealized gain (loss)
on investments	8	2,329	105,527	—	2
Net increase (decrease) in net assets
resulting from operations	$ 8	$ 2,296	$ 104,201	$ —	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Janus	Janus
				Henderson Henderson
	The Hartford			Balanced	Enterprise
	International	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	Opportunities of America® -		Technology	Institutional Institutional
	Fund - Class R4	Class R-3	Fund - Class Y	Shares	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 19	$ 26	$ —	$ 3	$ 1
Expenses:

Mortality and expense risk charges	17	6	172	2	4
Total expenses	17	6	172	2	4
Net investment income (loss)	2	20	(172)	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	31	346	5	10
Capital gains distributions	—	17	2,062	4	18
Total realized gain (loss) on investments
and capital gains distributions	(45)	48	2,408	9	28
Net unrealized appreciation
(depreciation) of investments	387	78	3,917	19	63
Net realized and unrealized gain (loss)
on investments	342	126	6,325	28	91
Net increase (decrease) in net assets
resulting from operations	$ 344	$ 146	$ 6,153	$ 29	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Janus
	Janus	Henderson	Janus
	Henderson	Global	Henderson
	Flexible Bond	Research	Research	JPMorgan	JPMorgan
	Portfolio -	Portfolio -	Portfolio -	Equity Income	Government
	Institutional	Institutional	Institutional	Fund - Class I	Bond Fund -
	Shares	Shares	Shares	Shares	Class I Shares
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ —	$ 44	$ 53
Expenses:

Mortality and expense risk charges	—	1	1	22	17
Total expenses	—	1	1	22	17
Net investment income (loss)	—	—	(1)	22	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	8	38	61
Capital gains distributions	—	5	6	34	—
Total realized gain (loss) on investments
and capital gains distributions	—	6	14	72	61
Net unrealized appreciation
(depreciation) of investments	1	13	5	397	(10)
Net realized and unrealized gain (loss)
on investments	1	19	19	469	51
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 19	$ 18	$ 491	$ 87

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Lazard					Loomis Sayles
	International	ClearBridge	LKCM		Loomis Sayles Limited Term
	Equity	Aggressive	Aquinas		Small Cap	Government
	Portfolio -	Growth Fund -	Catholic		Value Fund -	and Agency
	Open Shares	Class I	Equity Fund		Retail Class	Fund - Class Y
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 2	$ —		$ 15	$ 11
Expenses:

Mortality and expense risk charges	9	4		—	105	5
Total expenses	9	4		—	105	5
Net investment income (loss)	8	(2)		—	(90)	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	(14)		—	(553)	(3)
Capital gains distributions	—	39		4	863	—
Total realized gain (loss) on investments
and capital gains distributions	(9)	25		4	310	(3)
Net unrealized appreciation
(depreciation) of investments	149	62		5	2,075	8
Net realized and unrealized gain (loss)
on investments	140	87		9	2,385	5
Net increase (decrease) in net assets
resulting from operations	$ 148	$ 85	$ 9		$ 2,295	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett
	Developing	Core Fixed	Short Duration	Mid Cap	Small Cap
	Growth Fund -	Income Fund -	Income Fund -	Stock Fund -	Value Fund -
	Class A	Class A	Class R4	Class A	Class A
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ 236	$ 8	$ 1
Expenses:

Mortality and expense risk charges	1	—	66	7	4
Total expenses	1	—	66	7	4
Net investment income (loss)	(1)	1	170	1	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	—	(32)	39	(222)
Capital gains distributions	22	—	—	21	56
Total realized gain (loss) on investments
and capital gains distributions	26	—	(32)	60	(166)
Net unrealized appreciation
(depreciation) of investments	7	1	137	113	293
Net realized and unrealized gain (loss)
on investments	33	1	105	173	127
Net increase (decrease) in net assets
resulting from operations	$ 32	$ 2	$ 275	$ 174	$ 124

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Lord Abbett
		Series Fund			Metropolitan
	Lord Abbett	Mid Cap		Massachusetts	West Total
	Fundamental	Stock	Mainstay Large	Investors	Return Bond
	Equity Fund -	Portfolio -	Cap Growth	Growth Stock	Fund - Class I
	Class A	Class VC	Fund - Class R3	Fund - Class A	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 603	$ —	$ —	$ 643
Expenses:

Mortality and expense risk charges	1	654	—	1	—
Total expenses	1	654	—	1	—
Net investment income (loss)	1	(51)	—	(1)	643

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	4,262	—	2	2
Capital gains distributions	11	1,130	—	7	213
Total realized gain (loss) on investments
and capital gains distributions	7	5,392	—	9	215
Net unrealized appreciation
(depreciation) of investments	26	7,416	—	21	1,096
Net realized and unrealized gain (loss)
on investments	33	12,808	—	30	1,311
Net increase (decrease) in net assets
resulting from operations	$ 34	$ 12,757	$ —	$ 29	$ 1,954

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Neuberger
	Metropolitan				Berman
	West Total	MFS®	MFS® New	Neuberger	Sustainable
	Return Bond	International	Discovery	Berman Genesis	Equity Fund -
	Fund - Class	Intrinsic Value	Fund -	Fund - Trust	Institutional
	M Shares	Fund - Class R3	Class R3	Class Shares	Class Shares
Net investment income (loss)
Investment Income:
Dividends	$ 593	$ 9	$ —	$ —	$ 27
Expenses:

Mortality and expense risk charges	194	10	2	4	—
Total expenses	194	10	2	4	—
Net investment income (loss)	399	(1)	(2)	(4)	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(49)	7	(6)	2	37
Capital gains distributions	209	33	21	28	290
Total realized gain (loss) on investments
and capital gains distributions	160	40	15	30	327
Net unrealized appreciation
(depreciation) of investments	1,186	143	48	82	361
Net realized and unrealized gain (loss)
on investments	1,346	183	63	112	688
Net increase (decrease) in net assets
resulting from operations	$ 1,745	$ 182	$ 61	$ 108	$ 715

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Neuberger
	Berman
	Sustainable	New	New
	Equity Fund -	Perspective	Perspective	New World	Nuveen Global
	Trust Class	Fund® -	Fund® -	Fund® -	Infrastructure
	Shares	Class R-3	Class R-4	Class R-4	Fund - Class I
Net investment income (loss)
Investment Income:
Dividends	$ 65	$ 8	$ 2,282	$ 8	$ 52
Expenses:

Mortality and expense risk charges	132	7	1,751	6	24
Total expenses	132	7	1,751	6	24
Net investment income (loss)	(67)	1	531	2	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(142)	162	4,590	32	8
Capital gains distributions	1,095	32	6,226	19	108
Total realized gain (loss) on investments
and capital gains distributions	953	194	10,816	51	116
Net unrealized appreciation
(depreciation) of investments	2,005	209	41,261	138	355
Net realized and unrealized gain (loss)
on investments	2,958	403	52,077	189	471
Net increase (decrease) in net assets
resulting from operations	$ 2,891	$ 404	$ 52,608	$ 191	$ 499

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Parnassus	Pax			Pioneer
	Core	Sustainable		PIMCO VIT	Equity
	Equity	Allocation	PIMCO	Real Return	Income
	FundSM -	Fund -	CommodityRealReturn	Portfolio -	Fund -
	Investor	Investor	Strategy Fund® -	Administrative Class Y
	Shares	Class	Administrative Class	Class	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 273	$ 605	$ 58	$ 1,176 $	238
Expenses:

Mortality and expense risk charges	277	404	15	584	90
Total expenses	277	404	15	584	90
Net investment income (loss)	(4)	201	43	592	148

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	729	178	(73)	(1,582)	27
Capital gains distributions	2,711	2,877	—	—	251
Total realized gain (loss) on investments
and capital gains distributions	3,440	3,055	(73)	(1,582)	278
Net unrealized appreciation
(depreciation) of investments	5,688	3,564	183	6,144	2,189
Net realized and unrealized gain (loss)
on investments	9,128	6,619	110	4,562	2,467
Net increase (decrease) in net assets
resulting from operations	$ 9,124	$ 6,820	$ 153	$ 5,154 $	2,615

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Pioneer	Pioneer Equity	Pioneer High	PGIM
	Pioneer High	Strategic	Income VCT	Yield VCT	Jennison
	Yield Fund -	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class A Shares	Class I	Class I	Class Z
Net investment income (loss)
Investment Income:
Dividends	$ 38	$ 18	$ —	$ 744	$ 3
Expenses:

Mortality and expense risk charges	5	5	—	153		2
Total expenses	5	5	—	153		2
Net investment income (loss)	33	13	—	591		1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	—	—	(351)		3
Capital gains distributions	—	—	—	—		7
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	—	(351)		10
Net unrealized appreciation
(depreciation) of investments	65	41	—	1,649		23
Net realized and unrealized gain (loss)
on investments	61	41	—	1,298		33
Net increase (decrease) in net assets
resulting from operations	$ 94	$ 54	$ —	$ 1,889	$ 34

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Columbia				T. Rowe Price
	Large Cap	Royce Total	Ave Maria	SMALLCAP Institutional
	Value Fund -	Return Fund -	Rising	World Fund® -	Large-Cap
	Advisor Class	Service Class	Dividend Fund	Class R-4	Growth Fund
Net investment income (loss)
Investment Income:
Dividends	$ 173	$ —	$ 68	$ —	$ 166
Expenses:

Mortality and expense risk charges	89	—	56	239	—
Total expenses	89	—	56	239	—
Net investment income (loss)	84	—	12	(239)	166

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(103)	—	50	192	965
Capital gains distributions	448	—	375	1,121	1,496
Total realized gain (loss) on investments
and capital gains distributions	345	—	425	1,313	2,461
Net unrealized appreciation
(depreciation) of investments	1,998	—	812	5,010	6,321
Net realized and unrealized gain (loss)
on investments	2,343	—	1,237	6,323	8,782
Net increase (decrease) in net assets
resulting from operations	$ 2,427	$ —	$ 1,249	$ 6,084	$ 8,948

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	T. Rowe Price				Templeton
	Mid-Cap	T. Rowe Price	TCW Total	Templeton	Global Bond
	Value Fund -	Value Fund -	Return Bond	Foreign Fund -	Fund -
	R Class	Advisor Class	Fund - Class N	Class A	Advisor Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 7	$ 279	$ 11	$ 1,458
Expenses:

Mortality and expense risk charges	2	5	75	3	106
Total expenses	2	5	75	3	106
Net investment income (loss)	—	2	204	8	1,352

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(39)	1	(52)	(8)	(823)
Capital gains distributions	6	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(33)	1	(52)	(8)	(823)
Net unrealized appreciation
(depreciation) of investments	124	96	253	33	(407)
Net realized and unrealized gain (loss)
on investments	91	97	201	25	(1,230)
Net increase (decrease) in net assets
resulting from operations	$ 91	$ 99	$ 405	$ 33	$ 122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					USAA
					Precious
		Third Avenue			Metals and
		Real Estate	Thornburg	Touchstone	Minerals
	Templeton	Value Fund -	International	Value Fund -	Fund -
	Global Bond	Institutional	Value Fund - Institutional		Adviser
	Fund - Class A	Class	Class R4	Class	Shares
Net investment income (loss)
Investment Income:
Dividends	$ 6,458	$ 1	$ —	$ 276	$ —
Expenses:

Mortality and expense risk charges	1,036	—	—	—	159
Total expenses	1,036	—	—	—	159
Net investment income (loss)	5,422	1	—	276	(159)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,455)	(3)	—	126	218
Capital gains distributions	—	8	—	818	—
Total realized gain (loss) on investments
and capital gains distributions	(3,455)	5	—	944	218
Net unrealized appreciation
(depreciation) of investments	(2,037)	3	1	2,128	5,349
Net realized and unrealized gain (loss)
on investments	(5,492)	8	1	3,072	5,567
Net increase (decrease) in net assets
resulting from operations	$ (70) $	9	$ 1	$ 3,348	$ 5,408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Vanguard®
	Vanguard®	Vanguard®	Total	Vanguard®
	Total Bond	Total Bond	International	Total
	Market Index	Market Index	Stock Index	International
	Fund -	Fund -	Fund -	Stock Index	Diversified
	Admiral™	Investor	Admiral™ Fund - Investor		Value
	Shares	Shares	Shares	Shares	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ —	$ —	$ —	$ 4
Expenses:

Mortality and expense risk charges	—	—	—	—	1
Total expenses	—	—	—	—	1
Net investment income (loss)	1	—	—	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	—	10
Capital gains distributions	—	—	—	—	7
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	—	17
Net unrealized appreciation
(depreciation) of investments	—	—	1	—	5
Net realized and unrealized gain (loss)
on investments	—	—	1	—	22
Net increase (decrease) in net assets
resulting from operations	$ 1	$ —	$ 1	$ —	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

						Victory
				Victory	Victory	Sycamore
		Small		Integrity	Sycamore	Small
		Company		Small-Cap	Established	Company
	Equity Income	Growth		Value Fund -	Value Fund -	Opportunity
	Portfolio	Portfolio		Class Y	Class A	Fund - Class R
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ —		$ 1	$ 62	$ —
Expenses:

Mortality and expense risk charges	2		1	3	61		—
Total expenses	2		1	3	61		—
Net investment income (loss)	3		(1)	(2)	1		—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1		1	(67)	69		—
Capital gains distributions	11		6	1	294		—
Total realized gain (loss) on investments
and capital gains distributions	12		7	(66)	363		—
Net unrealized appreciation
(depreciation) of investments	23		6	149	860		2
Net realized and unrealized gain (loss)
on investments	35		13	83	1,223		2
Net increase (decrease) in net assets
resulting from operations	$ 38	$ 12		$ 81	$ 1,224	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Balanced	Voya Large	Voya Real	Voya Floating	Voya GNMA
	Portfolio -	Cap Value	Estate Fund -	Rate Fund -	Income Fund -
	Class I	Fund - Class A	Class A	Class A	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 5,243	$ 1	$ 22	$ 157	$ 70
Expenses:

Mortality and expense risk charges	2,372	—	5	25	25
Total expenses	2,372	—	5	25	25
Net investment income (loss)	2,871	1	17	132	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,430	(2)	(170)	(23)	(19)
Capital gains distributions	8,771	4	92	—	—
Total realized gain (loss) on investments
and capital gains distributions	14,201	2	(78)	(23)	(19)
Net unrealized appreciation
(depreciation) of investments	18,495	12	235	37	85
Net realized and unrealized gain (loss)
on investments	32,696	14	157	14	66
Net increase (decrease) in net assets
resulting from operations	$ 35,567	$ 15	$ 174	$ 146	$ 111

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya
	Voya	Voya	Intermediate Voya Global		Voya High
	Intermediate	Intermediate	Bond	Perspectives®	Yield
	Bond Fund -	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class S	Class I	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 27	$ 13,950	$ 67	$ 77	$ 1
Expenses:

Mortality and expense risk charges	5	3,681	8	21	—
Total expenses	5	3,681	8	21	—
Net investment income (loss)	22	10,269	59	56	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	969	(4)	34	(1)
Capital gains distributions	1	502	3	89	—
Total realized gain (loss) on investments
and capital gains distributions	5	1,471	(1)	123	(1)
Net unrealized appreciation
(depreciation) of investments	46	22,731	127	166	5
Net realized and unrealized gain (loss)
on investments	51	24,202	126	289	4
Net increase (decrease) in net assets
resulting from operations	$ 73	$ 34,471	$ 185	$ 345	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Voya Large
	Voya High		Voya Large	Cap Growth	Voya Large
	Yield Portfolio -	Voya High	Cap Growth	Portfolio -	Cap Growth
	Institutional	Yield Portfolio -	Portfolio -	Institutional	Portfolio -
	Class	Service Class Adviser Class		Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,315	$ 729	$ —	$ 3,651	$ 24
Expenses:

Mortality and expense risk charges	442	137	—	4,824	42
Total expenses	442	137	—	4,824	42
Net investment income (loss)	2,873	592	—	(1,173)	(18)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(578)	(596)	—	10,532	222
Capital gains distributions	—	—	14	87,548	945
Total realized gain (loss) on investments
and capital gains distributions	(578)	(596)	14	98,080	1,167
Net unrealized appreciation
(depreciation) of investments	4,705	2,094	9	51,450	1,194
Net realized and unrealized gain (loss)
on investments	4,127	1,498	23	149,530	2,361
Net increase (decrease) in net assets
resulting from operations	$ 7,000	$ 2,090	$ 23	$ 148,357	$ 2,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya Large		Voya Limited
	Voya Large	Cap Value	Voya Large	Maturity	Voya U.S. Stock
	Cap Value	Portfolio -	Cap Value	Bond	Index Portfolio -
	Portfolio -	Institutional	Portfolio -	Portfolio -	Institutional
	Adviser Class	Class	Service Class Adviser Class		Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 6,068	$ 23	$ —	$ 578
Expenses:

Mortality and expense risk charges	—	2,816	9	—	190
Total expenses	—	2,816	9	—	190
Net investment income (loss)	—	3,252	14	—	388

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	8,295	(8)	—	150
Capital gains distributions	1	20,176	99	—	1,900
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—	2,050
Net unrealized appreciation
(depreciation) of investments	2	29,787	179	—	6,427
Net realized and unrealized gain (loss)
on investments	3	58,258	270	—	8,477
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 61,510	$ 284	$ —	$ 8,865

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®
	BlackRock	VY® Clarion
	Inflation	Global Real		VY® Clarion
	Protected	Estate	VY® Clarion	Real Estate	VY® Clarion
	Bond	Portfolio -	Real Estate	Portfolio -	Real Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Adviser Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 2,066	$ 1	$ 36	$ 880
Expenses:

Mortality and expense risk charges	—	604	—	15	392
Total expenses	—	604	—	15	392
Net investment income (loss)	—	1,462	1	21	488

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1,300	—	74	1,593
Capital gains distributions	—	—	—	8	204
Total realized gain (loss) on investments
and capital gains distributions	—	1,300	—	82	1,797
Net unrealized appreciation
(depreciation) of investments	1	12,144	9	268	7,595
Net realized and unrealized gain (loss)
on investments	1	13,444	9	350	9,392
Net increase (decrease) in net assets
resulting from operations	$ 1	$ 14,906	$ 10	$ 371	$ 9,880

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					VY®
					JPMorgan	VY®
	VY® Invesco		VY®		Emerging	JPMorgan
	Growth and VY® Invesco		JPMorgan		Markets	Emerging
	Income	Growth and	Emerging		Equity	Markets
	Portfolio -	Income	Markets Equity		Portfolio -	Equity
	Institutional	Portfolio -	Portfolio -		Institutional	Portfolio -
	Class	Service Class Adviser Class			Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 780	$ 659	$ —		$ 18	$ 3
Expenses:

Mortality and expense risk charges	129	255		1	151	236
Total expenses	129	255		1	151	236
Net investment income (loss)	651	404		(1)	(133)	(233)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,842)	(1,598)		1	225	267
Capital gains distributions	3,376	3,207		11	736	1,301
Total realized gain (loss) on investments
and capital gains distributions	1,534	1,609		12	961	1,568
Net unrealized appreciation
(depreciation) of investments	4,130	3,817		35	2,560	4,768
Net realized and unrealized gain (loss)
on investments	5,664	5,426		47	3,521	6,336
Net increase (decrease) in net assets
resulting from operations	$ 6,315	$ 5,830	$ 46		$ 3,388	$ 6,103

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		VY®
	VY®	JPMorgan	VY®
	JPMorgan	Small Cap	JPMorgan	VY® Morgan	VY® T. Rowe
	Small Cap	Core Equity	Small Cap	Stanley Global	Price Capital
	Core Equity	Portfolio -	Core Equity	Franchise	Appreciation
	Portfolio -	Institutional	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 552	$ 236	$ —	$ 4
Expenses:

Mortality and expense risk charges	—	214	349	—	1
Total expenses	—	214	349	—	1
Net investment income (loss)	—	338	(113)	—	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	(479)	(296)	—	—
Capital gains distributions	3	12,296	9,414	—	18
Total realized gain (loss) on investments
and capital gains distributions	—	11,817	9,118	—	18
Net unrealized appreciation
(depreciation) of investments	6	(1,383)	(1,264)	—	48
Net realized and unrealized gain (loss)
on investments	6	10,434	7,854	—	66
Net increase (decrease) in net assets
resulting from operations	$ 6	$ 10,772	$ 7,741	$ —	$ 69

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe
	Price Capital	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Appreciation Price Capital Price Price Equity				Price
	Portfolio -	Appreciation	Income	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 6,932	$ 14,145	$ 20	$ 2,467	$ —
Expenses:

Mortality and expense risk charges	1,739	8,852	3	739	—
Total expenses	1,739	8,852	3	739	—
Net investment income (loss)	5,193	5,293	17	1,728	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,846	8,775	(31)	14	5
Capital gains distributions	19,719	48,006	241	25,763	5
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777	10
Net unrealized appreciation
(depreciation) of investments	53,272	127,178	(26)	(5,327)	12
Net realized and unrealized gain (loss)
on investments	75,837	183,959	184	20,450	22
Net increase (decrease) in net assets
resulting from operations	$ 81,030	$ 189,252	$ 201	$ 22,178	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		VY®	VY®	Voya
	VY® T. Rowe	Templeton	Templeton Government
	Price	Global Growth	Global	Money
	International	Portfolio -	Growth	Market	Voya Global
	Stock Portfolio -	Institutional	Portfolio -	Portfolio -	Real Estate
	Service Class	Class	Service Class	Class I	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ 56	$ 23 $	139 $	4,503	$ 3
Expenses:

Mortality and expense risk charges	76	3	27	1,556	—
Total expenses	76	3	27	1,556	—
Net investment income (loss)	(20)	20	112	2,947	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	169	(177)	(1,456)	—	(2)
Capital gains distributions	467	76	513	179	8
Total realized gain (loss) on investments
and capital gains distributions	636	(101)	(943)	179	6
Net unrealized appreciation
(depreciation) of investments	1,184	74	811	—	3
Net realized and unrealized gain (loss)
on investments	1,820	(27)	(132)	179	9
Net increase (decrease) in net assets
resulting from operations	$ 1,800	$ (7) $	(20) $	3,126	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Multi-	Voya Multi-
	Manager	Manager	Voya Global Voya Global
	International International		Bond	Bond	Voya Global
	Small Cap	Small Cap	Portfolio -	Portfolio -	Bond Portfolio -
	Fund - Class A	Fund - Class I	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 32	$ 7	$ 2,018	$ 11
Expenses:

Mortality and expense risk charges	1	14	1	652	3
Total expenses	1	14	1	652	3
Net investment income (loss)	4	18	6	1,366	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(185)	—	(619)	2
Capital gains distributions	—	—	5	1,183	8
Total realized gain (loss) on investments
and capital gains distributions	8	(185)	5	564	10
Net unrealized appreciation
(depreciation) of investments	43	456	9	2,718	8
Net realized and unrealized gain (loss)
on investments	51	271	14	3,282	18
Net increase (decrease) in net assets
resulting from operations	$ 55	$ 289	$ 20	$ 4,648	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya Index
	Voya Index	Solution 2025	Voya Index	Voya Index	Voya Index
	Solution 2025	Portfolio -	Solution 2025	Solution 2035	Solution 2035
	Portfolio -	Service 2	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Class	Service Class	Initial Class	Service 2 Class
Net investment income (loss)
Investment Income:
Dividends	$ 206	$ 44	$ 94	$ 295	$ 27
Expenses:

Mortality and expense risk charges	122	19	45	183	13
Total expenses	122	19	45	183	13
Net investment income (loss)	84	25	49	112	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	73	22	(239)	27
Capital gains distributions	369	97	195	614	74
Total realized gain (loss) on investments
and capital gains distributions	437	170	217	375	101
Net unrealized appreciation
(depreciation) of investments	1,278	166	560	2,611	222
Net realized and unrealized gain (loss)
on investments	1,715	336	777	2,986	323
Net increase (decrease) in net assets
resulting from operations	$ 1,799	$ 361	$ 826	$ 3,098	$ 337

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya Index
	Voya Index	Voya Index	Solution 2045	Voya Index	Voya Index
	Solution 2035	Solution 2045	Portfolio -	Solution 2045	Solution 2055
	Portfolio -	Portfolio -	Service 2	Portfolio -	Portfolio -
	Service Class	Initial Class	Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 124	$ 249	$ 35	$ 67	$ 85
Expenses:

Mortality and expense risk charges	64	170	14	36	63
Total expenses	64	170	14	36	63
Net investment income (loss)	60	79	21	31	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(25)	38	35	(15)	206
Capital gains distributions	300	628	113	199	215
Total realized gain (loss) on investments
and capital gains distributions	275	666	148	184	421
Net unrealized appreciation
(depreciation) of investments	1,092	2,395	310	708	782
Net realized and unrealized gain (loss)
on investments	1,367	3,061	458	892	1,203
Net increase (decrease) in net assets
resulting from operations	$ 1,427	$ 3,140	$ 479	$ 923	$ 1,225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya Index	Voya Index	Voya Index
	Voya Index	Voya Index	Solution	Solution	Solution
	Solution 2055 Solution 2055		Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Initial Class	Service 2 Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 35	$ 73	$ 17	$ 21
Expenses:

Mortality and expense risk charges	8	25	38	8	8
Total expenses	8	25	38	8	8
Net investment income (loss)	10	10	35	9	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	37	76	18	11
Capital gains distributions	58	104	46	13	15
Total realized gain (loss) on investments
and capital gains distributions	83	141	122	31	26
Net unrealized appreciation
(depreciation) of investments	205	436	224	59	76
Net realized and unrealized gain (loss)
on investments	288	577	346	90	102
Net increase (decrease) in net assets
resulting from operations	$ 298	$ 587	$ 381	$ 99	$ 115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya
	International International International
	High Dividend	High Dividend	High Dividend		Voya
	Low Volatility	Low Volatility	Low Volatility	Voya Solution	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	2025 Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 1,534	$ 1	$ 9	$ 255
Expenses:

Mortality and expense risk charges	1	700	—	2	83
Total expenses	1	700	—	2	83
Net investment income (loss)	2	834	1	7	172

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	981	(4)	5	12
Capital gains distributions	16	5,844	4	26	554
Total realized gain (loss) on investments
and capital gains distributions	20	6,825	—	31	566
Net unrealized appreciation
(depreciation) of investments	6	2,704	9	35	834
Net realized and unrealized gain (loss)
on investments	26	9,529	9	66	1,400
Net increase (decrease) in net assets
resulting from operations	$ 28	$ 10,363	$ 10	$ 73	$ 1,572

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Voya
				Voya	Solution 2035
	Voya Solution	Voya Solution	Voya Solution	Solution 2035	Portfolio -
	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -	Portfolio -	Service 2
	Service 2 Class	Service Class	Adviser Class	Initial Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 131	$ 2,991	$ 9	$ 244	$ 219
Expenses:

Mortality and expense risk charges	43	1,181	2	78	78
Total expenses	43	1,181	2	78	78
Net investment income (loss)	88	1,810	7	166	141

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	100	(553)	1	(21)	(424)
Capital gains distributions	362	7,284	34	742	830
Total realized gain (loss) on investments
and capital gains distributions	462	6,731	35	721	406
Net unrealized appreciation
(depreciation) of investments	660	11,821	41	868	1,613
Net realized and unrealized gain (loss)
on investments	1,122	18,552	76	1,589	2,019
Net increase (decrease) in net assets
resulting from operations	$ 1,210	$ 20,362	$ 83	$ 1,755	$ 2,160

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

				Voya
				Solution 2045	Voya
	Voya Solution	Voya Solution	Voya Solution	Portfolio -	Solution 2045
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Service 2	Portfolio -
	Service Class	Adviser Class	Initial Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 3,213	—	$ 170	$ 76	$ 2,071
Expenses:

Mortality and expense risk charges	1,325	—	56	36	973
Total expenses	1,325	—	56	36	973
Net investment income (loss)	1,888	—	114	40	1,098

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(315)	—	14	84	(2,020)
Capital gains distributions	10,975	2	696	417	9,686
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501	7,666
Net unrealized appreciation
(depreciation) of investments	14,608	2	697	538	12,571
Net realized and unrealized gain (loss)
on investments	25,268	4	1,407	1,039	20,237
Net increase (decrease) in net assets
resulting from operations	$ 27,156	$ 4	$ 1,521	$ 1,079	$ 21,335

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya			Voya Solution	Voya Solution
	Solution 2055 Voya Solution Voya Solution			Balanced	Income
	Portfolio -	2055 Portfolio -	2055 Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 57	$ 19	$ 452	$ 121	$ 22
Expenses:

Mortality and expense risk charges	25	11	243	60	3
Total expenses	25	11	243	60	3
Net investment income (loss)	32	8	209	61	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	96	(35)	(97)	1
Capital gains distributions	245	112	2,245	325	17
Total realized gain (loss) on investments
and capital gains distributions	272	208	2,210	228	18
Net unrealized appreciation
(depreciation) of investments	314	145	3,058	600	60
Net realized and unrealized gain (loss)
on investments	586	353	5,268	828	78
Net increase (decrease) in net assets
resulting from operations	$ 618	$ 361	$ 5,477	$ 889	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					VY®
					American
				Voya Solution	Century
	Voya Solution Voya Solution Voya Solution Moderately				Small-Mid
	Income	Income	Income	Conservative	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 252	$ 87	$ 1,135	$ 136	$ —
Expenses:

Mortality and expense risk charges	43	22	357	71	—
Total expenses	43	22	357	71	—
Net investment income (loss)	209	65	778	65	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	53	595	(58)	—
Capital gains distributions	163	68	822	133	4
Total realized gain (loss) on investments
and capital gains distributions	211	121	1,417	75	4
Net unrealized appreciation
(depreciation) of investments	551	232	2,683	726	7
Net realized and unrealized gain (loss)
on investments	762	353	4,100	801	11
Net increase (decrease) in net assets
resulting from operations	$ 971	$ 418	$ 4,878	$ 866	$ 11

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®	VY®
	American	American
	Century	Century
	Small-Mid	Small-Mid	VY® Baron	VY® Baron	VY® Columbia
	Cap Value	Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Initial Class	Service Class	Adviser Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 487	$ 765	$ — $	—	$ 222
Expenses:

Mortality and expense risk charges	157	496	1	1,315	123
Total expenses	157	496	1	1,315	123
Net investment income (loss)	330	269	(1)	(1,315)	99

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,293)	(2,370)	2	5,154	(233)
Capital gains distributions	3,196	6,187	158	65,504	4,465
Total realized gain (loss) on investments
and capital gains distributions	1,903	3,817	160	70,658	4,232
Net unrealized appreciation
(depreciation) of investments	6,903	11,958	(58)	(25,590)	(985)
Net realized and unrealized gain (loss)
on investments	8,806	15,775	102	45,068	3,247
Net increase (decrease) in net assets
resulting from operations	$ 9,136	$ 16,044	$ 101 $	43,753	$ 3,346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®
	Columbia		VY® Columbia			VY® Invesco
	Small Cap		Small Cap	VY® Invesco	VY® Invesco	Equity and
	Value II		Value II	Comstock	Comstock	Income
	Portfolio -		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class		Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ —		$ 19	$ 5	$ 1,364	$ 23
Expenses:

Mortality and expense risk charges		—	50	1	582	5
Total expenses		—	50	1	582	5
Net investment income (loss)		—	(31)	4	782	18

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		1	(68)	9	4,210	(13)
Capital gains distributions		18	698	51	12,006	77
Total realized gain (loss) on investments
and capital gains distributions		19	630	60	16,216	64
Net unrealized appreciation
(depreciation) of investments		6	407	(11)	(4,556)	167
Net realized and unrealized gain (loss)
on investments		25	1,037	49	11,660	231
Net increase (decrease) in net assets
resulting from operations	$ 25		$ 1,006	$ 53	$ 12,442	$ 249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco		VY® Invesco
	Equity and	Equity and Oppenheimer		VY® Invesco Oppenheimer
	Income	Income	Global	Oppenheimer	Global
	Portfolio -	Portfolio -	Portfolio -	Global Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5,616	$ 19	$ —	$ 2,797	$ 3
Expenses:

Mortality and expense risk charges	2,744	7	1	5,811	16
Total expenses	2,744	7	1	5,811	16
Net investment income (loss)	2,872	12	(1)	(3,014)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10,460	(38)	2	13,064	39
Capital gains distributions	14,478	59	44	95,911	288
Total realized gain (loss) on investments
and capital gains distributions	24,938	21	46	108,975	327
Net unrealized appreciation
(depreciation) of investments	19,382	158	21	41,996	96
Net realized and unrealized gain (loss)
on investments	44,320	179	67	150,971	423
Net increase (decrease) in net assets
resulting from operations	$ 47,192	$ 191	$ 66	$ 147,957	$ 410

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY®	VY®	VY®
	JPMorgan	JPMorgan	JPMorgan
	Mid Cap	Mid Cap	Mid Cap	VY® Pioneer	VY® Pioneer
	Value	Value	Value	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 243	$ 545	$ 1,288	$ 7
Expenses:

Mortality and expense risk charges	1	160	578	196	1
Total expenses	1	160	578	196	1
Net investment income (loss)	1	83	(33)	1,092	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(459)	(786)	(2,059)	(5)
Capital gains distributions	33	2,615	7,373	1,155	5
Total realized gain (loss) on investments
and capital gains distributions	27	2,156	6,587	(904)	—
Net unrealized appreciation
(depreciation) of investments	31	2,463	6,370	3,255	13
Net realized and unrealized gain (loss)
on investments	58	4,619	12,957	2,351	13
Net increase (decrease) in net assets
resulting from operations	$ 59	$ 4,702	$ 12,924	$ 3,443	$ 19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Price	Price	Price
	Diversified	Diversified	Diversified	VY® T. Rowe	VY® T. Rowe
	Mid Cap	Mid Cap	Mid Cap	Price Growth	Price Growth
	Growth	Growth	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,396	$ 3	$ —	$ 985
Expenses:

Mortality and expense risk charges	1	4,955	11	4	4,627
Total expenses	1	4,955	11	4	4,627
Net investment income (loss)	—	(3,559)	(8)	(4)	(3,642)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	13,867	11	11	16,874
Capital gains distributions	41	48,375	161	246	113,457
Total realized gain (loss) on investments
and capital gains distributions	45	62,242	172	257	130,331
Net unrealized appreciation
(depreciation) of investments	61	81,160	253	13	4,143
Net realized and unrealized gain (loss)
on investments	106	143,402	425	270	134,474
Net increase (decrease) in net assets
resulting from operations	$ 106	$ 139,843	$ 417	$ 266	$ 130,832

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	VY® T. Rowe		Voya Strategic	Voya Strategic	Voya Strategic
	Price Growth	Voya	Allocation	Allocation	Allocation
	Equity	Corporate	Conservative	Growth	Moderate
	Portfolio -	Leaders 100	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 149	$ 772	$ 1,751	$ 1,631
Expenses:

Mortality and expense risk charges	23	69	280	663	563
Total expenses	23	69	280	663	563
Net investment income (loss)	(23)	80	492	1,088	1,068

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(54)	194	162	2,802	2,246
Capital gains distributions	756	537	1,492	5,851	4,088
Total realized gain (loss) on investments
and capital gains distributions	702	731	1,654	8,653	6,334
Net unrealized appreciation
(depreciation) of investments	248	880	1,457	3,178	2,274
Net realized and unrealized gain (loss)
on investments	950	1,611	3,111	11,831	8,608
Net increase (decrease) in net assets
resulting from operations	$ 927	$ 1,691	$ 3,603	$ 12,919	$ 9,676

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Growth	Voya Growth	Voya Growth	Voya Global	Voya Global
	and Income	and Income	and Income	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class S	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 18,859	$ 3	$ 2,277	$ 289
Expenses:

Mortality and expense risk charges	5	12,869	2	665	131
Total expenses	5	12,869	2	665	131
Net investment income (loss)	13	5,990	1	1,612	158

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	37,387	—	742	133
Capital gains distributions	148	115,982	22	3,912	559
Total realized gain (loss) on investments
and capital gains distributions	154	153,369	22	4,654	692
Net unrealized appreciation
(depreciation) of investments	180	118,985	27	9,064	1,195
Net realized and unrealized gain (loss)
on investments	334	272,354	49	13,718	1,887
Net increase (decrease) in net assets
resulting from operations	$ 347	$ 278,344	$ 50	$ 15,330	$ 2,045

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index	Voya Index
	Plus LargeCap	Plus LargeCap	Plus MidCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 5,608	$ 3	$ 3,937	$ 1	$ 1,330
Expenses:

Mortality and expense risk charges	3,777	1	2,824	—	1,313
Total expenses	3,777	1	2,824	—	1,313
Net investment income (loss)	1,831	2	1,113	1	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18,262	13	8,502	—	9,533
Capital gains distributions	30,875	18	28,082	7	18,695
Total realized gain (loss) on investments
and capital gains distributions	49,137	31	36,584	7	28,228
Net unrealized appreciation
(depreciation) of investments	39,659	19	29,078	8	(4,444)
Net realized and unrealized gain (loss)
on investments	88,796	50	65,662	15	23,784
Net increase (decrease) in net assets
resulting from operations	$ 90,627	$ 52	$ 66,775	$ 16	$ 23,801

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

					Voya	Voya
			Voya		Russell™	Russell™
	Voya Index	Voya	International Large Cap			Large Cap
	Plus SmallCap	International	Index		Growth Index Growth Index
	Portfolio -	Index Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Class S	Class I	Class S		Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 1,222	$ —		$ 744 $	15
Expenses:

Mortality and expense risk charges	1	384		—	816	12
Total expenses	1	384		—	816	12
Net investment income (loss)	—	838		—	(72)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	243		—	3,122	95
Capital gains distributions	25	—		—	3,459	91
Total realized gain (loss) on investments
and capital gains distributions	33	243		—	6,581	186
Net unrealized appreciation
(depreciation) of investments	(2)	6,270		1	16,432	415
Net realized and unrealized gain (loss)
on investments	31	6,513		1	23,013	601
Net increase (decrease) in net assets
resulting from operations	$ 31	$ 7,351	$ 1		$ 22,941 $	604

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

	Voya	Voya	Voya	Voya	Voya
	Russell™	Russell™	Russell™	Russell™	Russell™ Mid
	Large Cap	Large Cap	Large Cap	Large Cap	Cap Growth
	Index	Index	Value Index	Value Index	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 2,486	$ 7	$ 13	$ 375	$ 103
Expenses:

Mortality and expense risk charges	1,155	4	6	178	186
Total expenses	1,155	4	6	178	186
Net investment income (loss)	1,331	3	7	197	(83)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,717	27	37	262	566
Capital gains distributions	4,570	15	19	637	1,759
Total realized gain (loss) on investments
and capital gains distributions	10,287	42	56	899	2,325
Net unrealized appreciation
(depreciation) of investments	28,469	77	61	2,641	2,887
Net realized and unrealized gain (loss)
on investments	38,756	119	117	3,540	5,212
Net increase (decrease) in net assets
resulting from operations	$ 40,087	$ 122	$ 124	$ 3,737	$ 5,129

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

		Voya
	Voya	Russell™
	Russell™ Mid	Small Cap	Voya Small	Voya Small	Voya U.S.
	Cap Index	Index	Company	Company	Bond Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 2,517 $	885 $	568 $	— $	446
Expenses:

Mortality and expense risk charges	1,173	664	1,367	1	160
Total expenses	1,173	664	1,367	1	160
Net investment income (loss)	1,344	221	(799)	(1)	286

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(699)	(943)	(1,504)	—	30
Capital gains distributions	28,154	8,437	19,128	21	—
Total realized gain (loss) on investments
and capital gains distributions	27,455	7,494	17,624	21	30
Net unrealized appreciation
(depreciation) of investments	12,140	9,006	13,237	12	945
Net realized and unrealized gain (loss)
on investments	39,595	16,500	30,861	33	975
Net increase (decrease) in net assets
resulting from operations	$ 40,939 $	16,721 $	30,062 $	32 $	1,261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Voya	Voya
	Voya MidCap	Voya MidCap	SmallCap	SmallCap
	Opportunities	Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Wanger
	Class I	Class S	Class I	Class S	International
Net investment income (loss)
Investment Income:
Dividends	$ 682	$ 1	$ — $	— $	312
Expenses:

Mortality and expense risk charges	2,134	6	602	—	286
Total expenses	2,134	6	602	—	286
Net investment income (loss)	(1,452)	(5)	(602)	—	26

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,168)	(9)	(1,584)	(10)	(1,782)
Capital gains distributions	29,769	127	8,117	17	3,513
Total realized gain (loss) on investments
and capital gains distributions	27,601	118	6,533	7	1,731
Net unrealized appreciation
(depreciation) of investments	35,727	155	7,455	20	7,944
Net realized and unrealized gain (loss)
on investments	63,328	273	13,988	27	9,675
Net increase (decrease) in net assets
resulting from operations	$ 61,876	$ 268	$ 13,386 $	27 $	9,701

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

			Washington Washington
			Mutual		Mutual	Wells Fargo
			Investors		Investors	Small Cap
			Fund	-	Fund -	Value Fund -
	Wanger Select	Wanger USA	Class R-3		Class R-4	Class A
Net investment income (loss)
Investment Income:
Dividends	$ 43	$ 236	$ 25		$ 4,010	$ —
Expenses:

Mortality and expense risk charges	548	669		9	2,171	1
Total expenses	548	669		9	2,171	1
Net investment income (loss)	(505)	(433)		16	1,839	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,535)	(6,622)		225	7,342	(53)
Capital gains distributions	7,803	15,959		69	11,131	12
Total realized gain (loss) on investments
and capital gains distributions	1,268	9,337		294	18,473	(41)
Net unrealized appreciation
(depreciation) of investments	13,670	14,022		108	25,513	57
Net realized and unrealized gain (loss)
on investments	14,938	23,359		402	43,986	16
Net increase (decrease) in net assets
resulting from operations	$ 14,433	$ 22,926	$ 418		$ 45,825	$ 15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Operations For the Year Ended December 31, 2019

(Dollars in thousands)

Wells Fargo
	Small Company	Wells Fargo	Wells Fargo
	Growth Fund -	Small Company	Special Small
	Administrator	Value Fund -	Cap Value
	Class	Class A	Fund - Class A
Net investment income (loss)
Investment Income:
Dividends	$ —	$ 1	$ 943
Expenses:

Mortality and expense risk charges	76	—	1,243
Total expenses	76	—	1,243
Net investment income (loss)	(76)	1	(300)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(229)	—	5,920
Capital gains distributions	555	—	1,017
Total realized gain (loss) on investments
and capital gains distributions	326	—	6,937
Net unrealized appreciation
(depreciation) of investments	1,208	10	19,158
Net realized and unrealized gain (loss)
on investments	1,534	10	26,095
Net increase (decrease) in net assets
resulting from operations	$ 1,458	$ 11	$ 25,795

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		AB VPS	Aberdeen
		Growth and	International
	AB Relative	Income	Equity Fund -	Invesco
	Value Fund -	Portfolio -	Institutional	Floating Rate
	Class A	Class A	Class	Fund - Class R5
Net assets at January 1, 2018	$ 191	$ 622	$ 12,399	$ 156

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	334	9
Total realized gain (loss) on investments
and capital gains distributions	49	76	138	—
Net unrealized appreciation (depreciation)
of investments	(58)	(116)	(2,607)	(14)
Net increase (decrease) in net assets resulting from
operations	(9)	(41)	(2,135)	(5)
Changes from principal transactions:
Total unit transactions	(8)	(9)	2,188	128
Increase (decrease) in net assets derived from
principal transactions	(8)	(9)	2,188	128
Total increase (decrease) in net assets	(17)	(50)	53	123
Net assets at December 31, 2018	174	572	12,452	279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	217	16
Total realized gain (loss) on investments
and capital gains distributions	5	69	252	(1)
Net unrealized appreciation (depreciation)
of investments	27	56	2,618	5
Net increase (decrease) in net assets resulting from
operations	33	125	3,087	20
Changes from principal transactions:
Total unit transactions	(40)	3	1,616	60
Increase (decrease) in net assets derived from
principal transactions	(40)	3	1,616	60
Total increase (decrease) in net assets	(7)	128	4,703	80
Net assets at December 31, 2019	$ 167	$ 700	$ 17,155	$ 359

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Invesco
	Oppenheimer	Invesco	Invesco Mid
	Capital	Oppenheimer	Cap Core	Invesco Small
	Appreciation	Main Street	Equity Fund -	Cap Growth
	Fund - Class A	Fund - Class A	Class A	Fund - Class A
Net assets at January 1, 2018	$ 74	$ 796	$ 3,949	$ 102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(34)	(1)
Total realized gain (loss) on investments
and capital gains distributions	7	154	146	7
Net unrealized appreciation (depreciation)
of investments	(11)	(241)	(590)	(17)
Net increase (decrease) in net assets resulting from
operations	(5)	(87)	(478)	(11)
Changes from principal transactions:
Total unit transactions	(3)	201	(367)	—
Increase (decrease) in net assets derived from
principal transactions	(3)	201	(367)	—
Total increase (decrease) in net assets	(8)	114	(845)	(11)
Net assets at December 31, 2018	66	910	3,104	91

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	(26)	(1)
Total realized gain (loss) on investments
and capital gains distributions	16	91	568	9
Net unrealized appreciation (depreciation)
of investments	5	221	220	12
Net increase (decrease) in net assets resulting from
operations	20	312	762	20
Changes from principal transactions:
Total unit transactions	(11)	428	(41)	3
Increase (decrease) in net assets derived from
principal transactions	(11)	428	(41)	3
Total increase (decrease) in net assets	9	740	721	23
Net assets at December 31, 2019	$ 75	$ 1,650	$ 3,825	$ 114

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Invesco
		Invesco	Oppenheimer
	Invesco	Oppenheimer	International
	International International		Small-Mid	Invesco
	Growth Fund -	Growth Fund -	Company Fund -	Endeavor
	Class R5	Class Y	Class Y	Fund - Class A
Net assets at January 1, 2018	$ 686	$ 474	$ 616	$ 15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	45	8	119	2
Net unrealized appreciation (depreciation)
of investments	(154)	(125)	(187)	(5)
Net increase (decrease) in net assets resulting from
operations	(107)	(116)	(70)	(3)
Changes from principal transactions:
Total unit transactions	(56)	134	(3)	2
Increase (decrease) in net assets derived from
principal transactions	(56)	134	(3)	2
Total increase (decrease) in net assets	(163)	18	(73)	(1)
Net assets at December 31, 2018	523	492	543	14

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	56	5	46	1
Net unrealized appreciation (depreciation)
of investments	75	142	96	2
Net increase (decrease) in net assets resulting from
operations	141	148	138	3
Changes from principal transactions:
Total unit transactions	51	130	114	9
Increase (decrease) in net assets derived from
principal transactions	51	130	114	9
Total increase (decrease) in net assets	192	278	252	12
Net assets at December 31, 2019	$ 715	$ 770	$ 795	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco	Invesco	Invesco
		Oppenheimer Oppenheimer Oppenheimer
	Invesco Health Developing		Developing	International
	Care Fund -	Markets Fund -	Markets Fund -	Bond Fund -
	Investor Class	Class A	Class Y	Class A
Net assets at January 1, 2018	$ 109	$ 268,701	$ 51,340	$ 160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(2,000)	43	6
Total realized gain (loss) on investments
and capital gains distributions	12	15,699	1,526	(4)
Net unrealized appreciation (depreciation)
of investments	(12)	(47,021)	(7,933)	(13)
Net increase (decrease) in net assets resulting from
operations	(1)	(33,322)	(6,364)	(11)
Changes from principal transactions:
Total unit transactions	24	(18,413)	(2,412)	(14)
Increase (decrease) in net assets derived from
principal transactions	24	(18,413)	(2,412)	(14)
Total increase (decrease) in net assets	23	(51,735)	(8,776)	(25)
Net assets at December 31, 2018	132	216,966	42,564	135

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,878)	43	4
Total realized gain (loss) on investments
and capital gains distributions	10	15,684	2,527	(7)
Net unrealized appreciation (depreciation)
of investments	26	33,731	7,231	13
Net increase (decrease) in net assets resulting from
operations	35	47,537	9,801	10
Changes from principal transactions:
Total unit transactions	(52)	(17,815)	(2,976)	(101)
Increase (decrease) in net assets derived from
principal transactions	(52)	(17,815)	(2,976)	(101)
Total increase (decrease) in net assets	(17)	29,722	6,825	(91)
Net assets at December 31, 2019	$ 115	$ 246,688	$ 49,389	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Invesco
		Invesco		Oppenheimer
	Invesco High	American	Invesco	Gold & Special
	Yield Fund -	Value Fund -	Energy Fund -	Minerals Fund -
	Class R5	Class R5	Class R5	Class A
Net assets at January 1, 2018	$ 405	$ 761	$ 122	$ 52

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(3)	1	—
Total realized gain (loss) on investments
and capital gains distributions	(2)	88	7	—
Net unrealized appreciation (depreciation)
of investments	(42)	(204)	(23)	(6)
Net increase (decrease) in net assets resulting from
operations	(24)	(119)	(15)	(6)
Changes from principal transactions:
Total unit transactions	152	112	(63)	(1)
Increase (decrease) in net assets derived from
principal transactions	152	112	(63)	(1)
Total increase (decrease) in net assets	128	(7)	(78)	(7)
Net assets at December 31, 2018	533	754	44	45

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	(8)	1	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	29	(8)	1
Net unrealized appreciation (depreciation)
of investments	40	165	10	23
Net increase (decrease) in net assets resulting from
operations	72	186	3	24
Changes from principal transactions:
Total unit transactions	195	62	—	10
Increase (decrease) in net assets derived from
principal transactions	195	62	—	10
Total increase (decrease) in net assets	267	248	3	34
Net assets at December 31, 2019	$ 800	$ 1,002	$ 47	$ 79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco		Invesco
		Oppenheimer		Oppenheimer
		V.I. Discovery	Invesco	V.I. Global
	Invesco Small	Mid Cap	Oppenheimer	Strategic
	Cap Value	Growth Fund -	V.I. Global	Income Fund -
	Fund - Class A	Series I	Fund - Series I	Series I
Net assets at January 1, 2018	$ 152	$ 16	$ 283	$ 95

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	4
Total realized gain (loss) on investments
and capital gains distributions	27	2	25	—
Net unrealized appreciation (depreciation)
of investments	(46)	(3)	(63)	(9)
Net increase (decrease) in net assets resulting from
operations	(20)	(1)	(38)	(5)
Changes from principal transactions:
Total unit transactions	(72)	(1)	(14)	—
Increase (decrease) in net assets derived from
principal transactions	(72)	(1)	(14)	—
Total increase (decrease) in net assets	(92)	(2)	(52)	(5)
Net assets at December 31, 2018	60	14	231	90

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	3
Total realized gain (loss) on investments
and capital gains distributions	(12)	2	41	—
Net unrealized appreciation (depreciation)
of investments	30	3	29	6
Net increase (decrease) in net assets resulting from
operations	17	5	70	9
Changes from principal transactions:
Total unit transactions	(32)	(1)	(9)	(1)
Increase (decrease) in net assets derived from
principal transactions	(32)	(1)	(9)	(1)
Total increase (decrease) in net assets	(15)	4	61	8
Net assets at December 31, 2019	$ 45	$ 18	$ 292	$ 98

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Invesco
	Invesco	Oppenheimer
	Oppenheimer	V.I. Main
	V.I. Main	Street Small	Fundamental	Fundamental
	Street Fund -	Cap Fund -	InvestorsSM -	InvestorsSM -
	Series I	Series I	Class R-3	Class R-4
Net assets at January 1, 2018	$ 66	$ 29,512	$ 28,558	$ 33,267

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(171)	(322)	(49)
Total realized gain (loss) on investments
and capital gains distributions	7	3,465	3,731	3,056
Net unrealized appreciation (depreciation)
of investments	(13)	(6,431)	(4,645)	(6,103)
Net increase (decrease) in net assets resulting from
operations	(6)	(3,137)	(1,236)	(3,096)
Changes from principal transactions:
Total unit transactions	(7)	(1,597)	(783)	(3,132)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1,597)	(783)	(3,132)
Total increase (decrease) in net assets	(13)	(4,734)	(2,019)	(6,228)
Net assets at December 31, 2018	53	24,778	26,539	27,039

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(181)	(315)	(34)
Total realized gain (loss) on investments
and capital gains distributions	11	1,821	6,121	5,086
Net unrealized appreciation (depreciation)
of investments	4	4,466	2,995	1,977
Net increase (decrease) in net assets resulting from
operations	15	6,106	8,801	7,029
Changes from principal transactions:
Total unit transactions	(7)	(1,790)	(3,276)	(3,240)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1,790)	(3,276)	(3,240)
Total increase (decrease) in net assets	8	4,316	5,525	3,789
Net assets at December 31, 2019	$ 61	$ 29,094	$ 32,064	$ 30,828

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				AllianzGI NFJ
	Alger			Large-Cap
	Responsible	Alger Capital	AllianzGI NFJ	Value Fund -
	Investing Fund -	Appreciation	Dividend Value	Institutional
	Class A	Fund - Class A	Fund - Class A	Class
Net assets at January 1, 2018	$ 5,544	$ 103	$ 331	$ 7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(66)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	599	15	61	—
Net unrealized appreciation (depreciation)
of investments	(841)	(18)	(101)	(1)
Net increase (decrease) in net assets resulting from
operations	(308)	(4)	(37)	(1)
Changes from principal transactions:
Total unit transactions	888	16	3	—
Increase (decrease) in net assets derived from
principal transactions	888	16	3	—
Total increase (decrease) in net assets	580	12	(34)	(1)
Net assets at December 31, 2018	6,124	115	297	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(70)	(1)	3	—
Total realized gain (loss) on investments
and capital gains distributions	777	13	37	—
Net unrealized appreciation (depreciation)
of investments	1,132	20	20	1
Net increase (decrease) in net assets resulting from
operations	1,839	32	60	1
Changes from principal transactions:
Total unit transactions	(883)	(24)	(113)	1
Increase (decrease) in net assets derived from
principal transactions	(883)	(24)	(113)	1
Total increase (decrease) in net assets	956	8	(53)	2
Net assets at December 31, 2019	$ 7,080	$ 123	$ 244	$ 8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	AllianzGI NFJ			American
	Small-Cap	Amana Growth Amana Income		Balanced
	Value Fund -	Fund - Investor	Fund - Investor	Fund® -
	Class A	Class	Class	Class R-3
Net assets at January 1, 2018	$ 385	$ 46,559	$ 75,988	$ 2,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(267)	144	27
Total realized gain (loss) on investments
and capital gains distributions	52	2,980	6,354	141
Net unrealized appreciation (depreciation)
of investments	(124)	(2,149)	(10,856)	(275)
Net increase (decrease) in net assets resulting from
operations	(66)	564	(4,358)	(107)
Changes from principal transactions:
Total unit transactions	(79)	(694)	(5,068)	(58)
Increase (decrease) in net assets derived from
principal transactions	(79)	(694)	(5,068)	(58)
Total increase (decrease) in net assets	(145)	(130)	(9,426)	(165)
Net assets at December 31, 2018	240	46,429	66,562	2,791

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(328)	190	21
Total realized gain (loss) on investments
and capital gains distributions	(99)	3,795	8,047	185
Net unrealized appreciation (depreciation)
of investments	134	11,415	6,920	197
Net increase (decrease) in net assets resulting from
operations	34	14,882	15,157	403
Changes from principal transactions:
Total unit transactions	(245)	833	(7,413)	(1,225)
Increase (decrease) in net assets derived from
principal transactions	(245)	833	(7,413)	(1,225)
Total increase (decrease) in net assets	(211)	15,715	7,744	(822)
Net assets at December 31, 2019	$ 29	$ 62,144	$ 74,306	$ 1,969

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

American
	Beacon Small	Inflation-
	Cap Value	Adjusted Bond	Income &	Fundamental
	Fund - Investor	Fund -	Growth Fund -	InvestorsSM -
	Class	Investor Class	A Class	Class R-3
Net assets at January 1, 2018	$ 303	$ 31,930	$ 11,002	$ 1,037

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	584	45	5
Total realized gain (loss) on investments
and capital gains distributions	63	(442)	1,275	133
Net unrealized appreciation (depreciation)
of investments	(114)	(1,201)	(2,187)	(214)
Net increase (decrease) in net assets resulting from
operations	(53)	(1,059)	(867)	(76)
Changes from principal transactions:
Total unit transactions	65	(1,745)	(323)	(72)
Increase (decrease) in net assets derived from
principal transactions	65	(1,745)	(323)	(72)
Total increase (decrease) in net assets	12	(2,804)	(1,190)	(148)
Net assets at December 31, 2018	315	29,126	9,812	889

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	388	68	8
Total realized gain (loss) on investments
and capital gains distributions	(9)	(197)	383	80
Net unrealized appreciation (depreciation)
of investments	81	1,628	1,693	148
Net increase (decrease) in net assets resulting from
operations	73	1,819	2,144	236
Changes from principal transactions:
Total unit transactions	75	(4,109)	(347)	(35)
Increase (decrease) in net assets derived from
principal transactions	75	(4,109)	(347)	(35)
Total increase (decrease) in net assets	148	(2,290)	1,797	201
Net assets at December 31, 2019	$ 463	$ 26,836	$ 11,609	$ 1,090

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			AMG
			Managers	Ariel
	Fundamental	American	Fairpointe Mid Appreciation
	InvestorsSM -	Mutual Fund® -	Cap Fund -	Fund -
	Class R-4	Class R-4	Class N	Investor Class
Net assets at January 1, 2018	$ 111,597	$ 7,946	$ 34,886	$ 529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	629	154	(179)	—
Total realized gain (loss) on investments
and capital gains distributions	14,114	477	679	14
Net unrealized appreciation (depreciation)
of investments	(22,603)	(868)	(6,248)	(87)
Net increase (decrease) in net assets resulting from
operations	(7,860)	(237)	(5,748)	(73)
Changes from principal transactions:
Total unit transactions	(6,183)	1,464	(6,231)	(44)
Increase (decrease) in net assets derived from
principal transactions	(6,183)	1,464	(6,231)	(44)
Total increase (decrease) in net assets	(14,043)	1,227	(11,979)	(117)
Net assets at December 31, 2018	97,554	9,173	22,907	412

Increase (decrease) in net assets
Operations:
Net investment income (loss)	691	27	(16)	—
Total realized gain (loss) on investments
and capital gains distributions	9,715	419	312	(29)
Net unrealized appreciation (depreciation)
of investments	15,184	432	2,913	107
Net increase (decrease) in net assets resulting from
operations	25,590	878	3,209	78
Changes from principal transactions:
Total unit transactions	(1,750)	(7,269)	(3,696)	(313)
Increase (decrease) in net assets derived from
principal transactions	(1,750)	(7,269)	(3,696)	(313)
Total increase (decrease) in net assets	23,840	(6,391)	(487)	(235)
Net assets at December 31, 2019	$ 121,394	$ 2,782	$ 22,420	$ 177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				BlackRock
		Artisan		Health Sciences
		International	BlackRock	Opportunities
		Fund -	Equity Dividend	Portfolio -
	Ariel Fund -	Investor	Fund - Investor	Institutional
	Investor Class	Shares	A Shares	Shares
Net assets at January 1, 2018	$ 11,013	$ 13,001	$ 920	$ 3,677

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	10	8	(25)
Total realized gain (loss) on investments
and capital gains distributions	582	1,001	84	529
Net unrealized appreciation (depreciation)
of investments	(2,210)	(2,385)	(165)	(324)
Net increase (decrease) in net assets resulting from
operations	(1,647)	(1,374)	(73)	180
Changes from principal transactions:
Total unit transactions	(315)	(1,735)	(78)	2,678
Increase (decrease) in net assets derived from
principal transactions	(315)	(1,735)	(78)	2,678
Total increase (decrease) in net assets	(1,962)	(3,109)	(151)	2,858
Net assets at December 31, 2018	9,051	9,892	769	6,535

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(19)	(9)	9	(39)
Total realized gain (loss) on investments
and capital gains distributions	169	484	99	584
Net unrealized appreciation (depreciation)
of investments	1,908	2,078	97	927
Net increase (decrease) in net assets resulting from
operations	2,058	2,553	205	1,472
Changes from principal transactions:
Total unit transactions	(875)	(1,301)	(10)	(356)
Increase (decrease) in net assets derived from
principal transactions	(875)	(1,301)	(10)	(356)
Total increase (decrease) in net assets	1,183	1,252	195	1,116
Net assets at December 31, 2019	$ 10,234	$ 11,144	$ 964	$ 7,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

BlackRock
	Health Sciences	BlackRock Mid
	Opportunities	Cap Dividend	BlackRock Mid
	Portfolio -	Fund -	Cap Dividend	Bond Fund of
	Investor A	Institutional Fund - Investor America -
	Shares	Shares	A Shares	Class R-4
Net assets at January 1, 2018	$ 20,564	$ 213	$ 14,540	$ 10,477

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(212)	2	67	144
Total realized gain (loss) on investments
and capital gains distributions	2,217	11	190	(14)
Net unrealized appreciation (depreciation)
of investments	(717)	(34)	(1,647)	(247)
Net increase (decrease) in net assets resulting from
operations	1,288	(21)	(1,390)	(117)
Changes from principal transactions:
Total unit transactions	3,087	(4)	(1,227)	276
Increase (decrease) in net assets derived from
principal transactions	3,087	(4)	(1,227)	276
Total increase (decrease) in net assets	4,375	(25)	(2,617)	159
Net assets at December 31, 2018	24,939	188	11,923	10,636

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(184)	2	41	165
Total realized gain (loss) on investments
and capital gains distributions	2,191	6	13	207
Net unrealized appreciation (depreciation)
of investments	3,627	48	3,200	397
Net increase (decrease) in net assets resulting from
operations	5,634	56	3,254	769
Changes from principal transactions:
Total unit transactions	(2,501)	25	(497)	3,552
Increase (decrease) in net assets derived from
principal transactions	(2,501)	25	(497)	3,552
Total increase (decrease) in net assets	3,133	81	2,757	4,321
Net assets at December 31, 2019	$ 28,072	$ 269	$ 14,680	$ 14,957

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Calvert US
	Large-Cap
	Core		Capital
	Responsible Calvert VP		Income	Capital World
	Index Fund -	SRI Balanced	Builder® -	Growth & Income
	Class A	Portfolio	Class R-4	FundSM - Class R-3
Net assets at January 1, 2018	$ —	$ 49,710	$ 4,337	$ 670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	343	110	8
Total realized gain (loss) on investments
and capital gains distributions	—	5,921	35	37
Net unrealized appreciation (depreciation)
of investments	—	(7,948)	(529)	(114)
Net increase (decrease) in net assets resulting from
operations	—	(1,684)	(384)	(69)
Changes from principal transactions:
Total unit transactions	—	(2,703)	622	(44)
Increase (decrease) in net assets derived from
principal transactions	—	(2,703)	622	(44)
Total increase (decrease) in net assets	—	(4,387)	238	(113)
Net assets at December 31, 2018	—	45,323	4,575	557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	248	120	6
Total realized gain (loss) on investments
and capital gains distributions	—	3,886	67	5
Net unrealized appreciation (depreciation)
of investments	1	6,012	571	120
Net increase (decrease) in net assets resulting from
operations	1	10,146	758	131
Changes from principal transactions:
Total unit transactions	7	(2,001)	658	(51)
Increase (decrease) in net assets derived from
principal transactions	7	(2,001)	658	(51)
Total increase (decrease) in net assets	8	8,145	1,416	80
Net assets at December 31, 2019	$ 8	$ 53,468	$ 5,991	$ 637

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Cohen & Steers			Columbia
	Real Estate	Cohen &	Columbia	Acorn® Fund -
	Securities Fund,	Steers Realty	Acorn® Fund -	Institutional
	Inc. - Class A	Shares, Inc.	Class A Shares	Class
Net assets at January 1, 2018	$ —	$ 9,057	$ 63	$ 3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	218	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	(81)	3	1
Net unrealized appreciation (depreciation)
of investments	(3)	(556)	(6)	(1)
Net increase (decrease) in net assets resulting from
operations	(2)	(419)	(4)	—
Changes from principal transactions:
Total unit transactions	55	(1,238)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	55	(1,238)	(1)	2
Total increase (decrease) in net assets	53	(1,657)	(5)	2
Net assets at December 31, 2018	53	7,400	58	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	149	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	44	962	(1)	1
Net unrealized appreciation (depreciation)
of investments	2	1,226	15	1
Net increase (decrease) in net assets resulting from
operations	54	2,337	13	2
Changes from principal transactions:
Total unit transactions	1,256	1,255	(4)	2
Increase (decrease) in net assets derived from
principal transactions	1,256	1,255	(4)	2
Total increase (decrease) in net assets	1,310	3,592	9	4
Net assets at December 31, 2019	$ 1,363	$ 10,992	$ 67	$ 9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Columbia
	Columbia	Select Mid
	Select Mid	Cap Value
	Cap Value	Fund -	CRM Mid Cap
	Fund - Class	Institutional	Value Fund -	Davis Financial
	A Shares	Class	Investor Shares	Fund - Class Y
Net assets at January 1, 2018	$ 9,051	$ 2	$ 351	$ 50

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	—	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	1,636	1	6	12
Net unrealized appreciation (depreciation)
of investments	(2,836)	(1)	(27)	(17)
Net increase (decrease) in net assets resulting from
operations	(1,220)	—	(23)	(4)
Changes from principal transactions:
Total unit transactions	(420)	—	(32)	5
Increase (decrease) in net assets derived from
principal transactions	(420)	—	(32)	5
Total increase (decrease) in net assets	(1,640)	—	(55)	1
Net assets at December 31, 2018	7,411	2	296	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	(1,797)	—	(16)	3
Net unrealized appreciation (depreciation)
of investments	3,684	1	77	10
Net increase (decrease) in net assets resulting from
operations	1,887	1	59	13
Changes from principal transactions:
Total unit transactions	(2,587)	(1)	(245)	12
Increase (decrease) in net assets derived from
principal transactions	(2,587)	(1)	(245)	12
Total increase (decrease) in net assets	(700)	—	(186)	25
Net assets at December 31, 2019	$ 6,711	$ 2	$ 110	$ 76

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Delaware Smid
	Delaware	Cap Growth
	Small Cap	Fund -	DWS Small	DWS Equity 500
	Value Fund -	Institutional	Cap Growth	Index Fund -
	Class A	Class	Fund - Class S	Class S
Net assets at January 1, 2018	$ 4,020	$ 9,364	$ 31	$ 737

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	—	—	4
Total realized gain (loss) on investments
and capital gains distributions	308	1,187	5	119
Net unrealized appreciation (depreciation)
of investments	(902)	(1,453)	(8)	(154)
Net increase (decrease) in net assets resulting from
operations	(601)	(266)	(3)	(31)
Changes from principal transactions:
Total unit transactions	(763)	2,374	(12)	(60)
Increase (decrease) in net assets derived from
principal transactions	(763)	2,374	(12)	(60)
Total increase (decrease) in net assets	(1,364)	2,108	(15)	(91)
Net assets at December 31, 2018	2,656	11,472	16	646

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	—	—	5
Total realized gain (loss) on investments
and capital gains distributions	56	587	(1)	83
Net unrealized appreciation (depreciation)
of investments	624	3,568	4	104
Net increase (decrease) in net assets resulting from
operations	685	4,155	3	192
Changes from principal transactions:
Total unit transactions	(529)	1,195	2	(18)
Increase (decrease) in net assets derived from
principal transactions	(529)	1,195	2	(18)
Total increase (decrease) in net assets	156	5,350	5	174
Net assets at December 31, 2019	$ 2,812	$ 16,822	$ 21	$ 820

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	DFA Emerging	DFA Inflation-
	Markets Core	Protected	DFA U.S.
	Equity	Securities	Targeted Value
	Portfolio -	Portfolio -	Portfolio -	Dodge & Cox
	Institutional	Institutional	Institutional	International
	Class Shares	Class Shares	Class Shares	Stock Fund
Net assets at January 1, 2018	$ 1,752	$ 670	$ 13,492	$ 154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	20	148	2
Total realized gain (loss) on investments
and capital gains distributions	77	(4)	791	7
Net unrealized appreciation (depreciation)
of investments	(458)	(24)	(3,425)	(37)
Net increase (decrease) in net assets resulting from
operations	(337)	(8)	(2,486)	(28)
Changes from principal transactions:
Total unit transactions	601	388	2,067	—
Increase (decrease) in net assets derived from
principal transactions	601	388	2,067	—
Total increase (decrease) in net assets	264	380	(419)	(28)
Net assets at December 31, 2018	2,016	1,050	13,073	126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	23	226	4
Total realized gain (loss) on investments
and capital gains distributions	47	(1)	661	1
Net unrealized appreciation (depreciation)
of investments	234	67	2,074	22
Net increase (decrease) in net assets resulting from
operations	342	89	2,961	27
Changes from principal transactions:
Total unit transactions	287	179	1,746	15
Increase (decrease) in net assets derived from
principal transactions	287	179	1,746	15
Total increase (decrease) in net assets	629	268	4,707	42
Net assets at December 31, 2019	$ 2,645	$ 1,318	$ 17,780	$ 168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Eaton Vance
		Large-Cap
		Value Fund -	EuroPacific	EuroPacific
	Dodge & Cox	Class R	Growth Fund® -	Growth Fund® -
	Stock Fund	Shares	Class R-3	Class R-4
Net assets at January 1, 2018	$ 159	$ 2	$ 4,540	$ 348,913

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	10	867
Total realized gain (loss) on investments
and capital gains distributions	15	—	376	17,216
Net unrealized appreciation (depreciation)
of investments	(30)	—	(1,038)	(71,186)
Net increase (decrease) in net assets resulting from
operations	(15)	—	(652)	(53,103)
Changes from principal transactions:
Total unit transactions	12	—	(668)	(19,949)
Increase (decrease) in net assets derived from
principal transactions	12	—	(668)	(19,949)
Total increase (decrease) in net assets	(3)	—	(1,320)	(73,052)
Net assets at December 31, 2018	156	2	3,220	275,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	3	695
Total realized gain (loss) on investments
and capital gains distributions	22	—	136	19,073
Net unrealized appreciation (depreciation)
of investments	6	—	606	48,100
Net increase (decrease) in net assets resulting from
operations	28	—	745	67,868
Changes from principal transactions:
Total unit transactions	(49)	(1)	(1,208)	(30,658)
Increase (decrease) in net assets derived from
principal transactions	(49)	(1)	(1,208)	(30,658)
Total increase (decrease) in net assets	(21)	(1)	(463)	37,210
Net assets at December 31, 2019	$ 135	$ 1	$ 2,757	$ 313,071

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Federated
	International	Fidelity	Fidelity® VIP Fidelity® VIP
	Leaders Fund -	Advisor® New	Contrafund®	Index 500
	Institutional	Insights Fund -	Portfolio -	Portfolio -
	Shares	Class I	Initial Class	Initial Class
Net assets at January 1, 2018	$ —	$ 2,322	$ 1,337,984	$ 253,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(25)	(3,216)	2,002
Total realized gain (loss) on investments
and capital gains distributions	—	361	154,390	7,628
Net unrealized appreciation (depreciation)
of investments	—	(476)	(230,972)	(24,108)
Net increase (decrease) in net assets resulting from
operations	—	(140)	(79,798)	(14,478)
Changes from principal transactions:
Total unit transactions	2	293	(159,052)	3,582
Increase (decrease) in net assets derived from
principal transactions	2	293	(159,052)	3,582
Total increase (decrease) in net assets	2	153	(238,850)	(10,896)
Net assets at December 31, 2018	2	2,475	1,099,134	243,084

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(26)	(6,128)	2,455
Total realized gain (loss) on investments
and capital gains distributions	—	232	160,918	11,539
Net unrealized appreciation (depreciation)
of investments	1	514	162,468	59,139
Net increase (decrease) in net assets resulting from
operations	1	720	317,258	73,133
Changes from principal transactions:
Total unit transactions	7	385	(124,809)	2,750
Increase (decrease) in net assets derived from
principal transactions	7	385	(124,809)	2,750
Total increase (decrease) in net assets	8	1,105	192,449	75,883
Net assets at December 31, 2019	$ 10	$ 3,580	$ 1,291,583	$ 318,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset Manager Equity-Income		Growth	High Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2018	$ 16,375	$ 276,235	$ 345,776	$ 8,724

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	3,059	(2,630)	364
Total realized gain (loss) on investments
and capital gains distributions	544	21,327	70,788	(120)
Net unrealized appreciation (depreciation)
of investments	(1,623)	(47,035)	(69,895)	(605)
Net increase (decrease) in net assets resulting from
operations	(1,003)	(22,649)	(1,737)	(361)
Changes from principal transactions:
Total unit transactions	(902)	(32,983)	(24,350)	(625)
Increase (decrease) in net assets derived from
principal transactions	(902)	(32,983)	(24,350)	(625)
Total increase (decrease) in net assets	(1,905)	(55,632)	(26,087)	(986)
Net assets at December 31, 2018	14,470	220,603	319,689	7,738

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	2,305	(2,597)	336
Total realized gain (loss) on investments
and capital gains distributions	672	22,401	44,133	(118)
Net unrealized appreciation (depreciation)
of investments	1,628	29,584	58,967	839
Net increase (decrease) in net assets resulting from
operations	2,393	54,290	100,503	1,057
Changes from principal transactions:
Total unit transactions	(577)	(24,158)	(32,761)	(184)
Increase (decrease) in net assets derived from
principal transactions	(577)	(24,158)	(32,761)	(184)
Total increase (decrease) in net assets	1,816	30,132	67,742	873
Net assets at December 31, 2019	$ 16,286	$ 250,735	$ 387,431	$ 8,611

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Franklin
	Fidelity® VIP	Franklin	Franklin	Natural
	Overseas	Mutual Global Biotechnology		Resources
	Portfolio -	Discovery	Discovery Fund -	Fund - Advisor
	Initial Class	Fund - Class R	Advisor Class	Class
Net assets at January 1, 2018	$ 33,166	$ 1,799	$ 320	$ 30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	160	12	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	1,807	29	2	—
Net unrealized appreciation (depreciation)
of investments	(6,786)	(221)	(47)	(5)
Net increase (decrease) in net assets resulting from
operations	(4,819)	(180)	(49)	(5)
Changes from principal transactions:
Total unit transactions	(3,216)	(294)	3	(13)
Increase (decrease) in net assets derived from
principal transactions	(3,216)	(294)	3	(13)
Total increase (decrease) in net assets	(8,035)	(474)	(46)	(18)
Net assets at December 31, 2018	25,131	1,325	274	12

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195	11	(3)	—
Total realized gain (loss) on investments
and capital gains distributions	1,972	6	38	—
Net unrealized appreciation (depreciation)
of investments	4,055	248	54	1
Net increase (decrease) in net assets resulting from
operations	6,222	265	89	1
Changes from principal transactions:
Total unit transactions	(2,726)	(491)	(40)	3
Increase (decrease) in net assets derived from
principal transactions	(2,726)	(491)	(40)	3
Total increase (decrease) in net assets	3,496	(226)	49	4
Net assets at December 31, 2019	$ 28,627	$ 1,099	$ 323	$ 16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Goldman Sachs
	Franklin		Growth
	Small-Mid Cap	Franklin Small	Opportunities	Growth Fund
	Growth Fund -	Cap Value VIP	Fund - Investor	of America® -
	Class A	Fund - Class 2	Shares	Class R-3
Net assets at January 1, 2018	$ 335	$ 126,589	$ 54	$ 11,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(68)	—	(57)
Total realized gain (loss) on investments
and capital gains distributions	22	21,066	3	1,534
Net unrealized appreciation (depreciation)
of investments	(40)	(36,039)	(2)	(1,765)
Net increase (decrease) in net assets resulting from
operations	(21)	(15,041)	1	(288)
Changes from principal transactions:
Total unit transactions	(36)	(15,822)	(39)	(1,685)
Increase (decrease) in net assets derived from
principal transactions	(36)	(15,822)	(39)	(1,685)
Total increase (decrease) in net assets	(57)	(30,863)	(38)	(1,973)
Net assets at December 31, 2018	278	95,726	16	9,942

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	109	—	(33)
Total realized gain (loss) on investments
and capital gains distributions	58	16,813	9	1,057
Net unrealized appreciation (depreciation)
of investments	30	6,205	(1)	1,272
Net increase (decrease) in net assets resulting from
operations	85	23,127	8	2,296
Changes from principal transactions:
Total unit transactions	(1)	(8,318)	16	(4,033)
Increase (decrease) in net assets derived from
principal transactions	(1)	(8,318)	16	(4,033)
Total increase (decrease) in net assets	84	14,809	24	(1,737)
Net assets at December 31, 2019	$ 362	$ 110,535	$ 40	$ 8,205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		The Hartford	The Hartford	The Hartford
	Growth Fund	Capital	Dividend And International
	of America® -	Appreciation	Growth Fund -	Opportunities
	Class R-4	Fund - Class R4	Class R4	Fund - Class R4
Net assets at January 1, 2018	$ 445,366	$ —	$ 7	$ 1,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,207)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	56,333	—	1	59
Net unrealized appreciation (depreciation)
of investments	(68,831)	—	(1)	(431)
Net increase (decrease) in net assets resulting from
operations	(14,705)	—	—	(370)
Changes from principal transactions:
Total unit transactions	(28,394)	—	—	499
Increase (decrease) in net assets derived from
principal transactions	(28,394)	—	—	499
Total increase (decrease) in net assets	(43,099)	—	—	129
Net assets at December 31, 2018	402,267	—	7	1,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,326)	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	54,858	—	—	(45)
Net unrealized appreciation (depreciation)
of investments	50,669	—	2	387
Net increase (decrease) in net assets resulting from
operations	104,201	—	2	344
Changes from principal transactions:
Total unit transactions	(40,019)	—	—	(167)
Increase (decrease) in net assets derived from
principal transactions	(40,019)	—	—	(167)
Total increase (decrease) in net assets	64,182	—	2	177
Net assets at December 31, 2019	$ 466,449	$ —	$ 9	$ 1,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Janus	Janus
			Henderson	Henderson
			Balanced	Enterprise
	Income Fund	Ivy Science and	Portfolio -	Portfolio -
	of America® -	Technology	Institutional	Institutional
	Class R-3	Fund - Class Y	Shares	Shares
Net assets at January 1, 2018	$ 1,305	$ 9,902	$ 151	$ 301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(130)	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	64	2,221	5	38
Net unrealized appreciation (depreciation)
of investments	(154)	(3,185)	(8)	(39)
Net increase (decrease) in net assets resulting from
operations	(66)	(1,094)	(2)	(4)
Changes from principal transactions:
Total unit transactions	(332)	3,383	(2)	(34)
Increase (decrease) in net assets derived from
principal transactions	(332)	3,383	(2)	(34)
Total increase (decrease) in net assets	(398)	2,289	(4)	(38)
Net assets at December 31, 2018	907	12,191	147	263

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(172)	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	48	2,408	9	28
Net unrealized appreciation (depreciation)
of investments	78	3,917	19	63
Net increase (decrease) in net assets resulting from
operations	146	6,153	29	88
Changes from principal transactions:
Total unit transactions	(223)	3,420	(19)	(7)
Increase (decrease) in net assets derived from
principal transactions	(223)	3,420	(19)	(7)
Total increase (decrease) in net assets	(77)	9,573	10	81
Net assets at December 31, 2019	$ 830	$ 21,764	$ 157	$ 344

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Janus
	Janus		Henderson		Janus
	Henderson		Global		Henderson
	Flexible Bond		Research		Research	JPMorgan
	Portfolio -		Portfolio -		Portfolio -	Equity Income
	Institutional		Institutional		Institutional	Fund - Class I
	Shares		Shares		Shares	Shares
Net assets at January 1, 2018	$ 16		$ 73		$ 68	$ 1,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)		—		—	(1)	15
Total realized gain (loss) on investments
and capital gains distributions		—		1	4	117
Net unrealized appreciation (depreciation)
of investments		—		(7)	(7)	(220)
Net increase (decrease) in net assets resulting from
operations		—		(6)	(4)	(88)
Changes from principal transactions:
Total unit transactions		(3)		(1)	2	319
Increase (decrease) in net assets derived from
principal transactions		(3)		(1)	2	319
Total increase (decrease) in net assets		(3)		(7)	(2)	231
Net assets at December 31, 2018		13		66	66	1,490

Increase (decrease) in net assets
Operations:
Net investment income (loss)		—		—	(1)	22
Total realized gain (loss) on investments
and capital gains distributions		—		6	14	72
Net unrealized appreciation (depreciation)
of investments		1		13	5	397
Net increase (decrease) in net assets resulting from
operations		1		19	18	491
Changes from principal transactions:
Total unit transactions		(1)		(1)	(20)	1,473
Increase (decrease) in net assets derived from
principal transactions		(1)		(1)	(20)	1,473
Total increase (decrease) in net assets		—		18	(2)	1,964
Net assets at December 31, 2019	$ 13		$ 84		$ 64	$ 3,454

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Lazard
	JPMorgan	International	ClearBridge	LKCM
	Government	Equity	Aggressive	Aquinas
	Bond Fund -	Portfolio -	Growth Fund -	Catholic Equity
	Class I Shares	Open Shares	Class I	Fund
Net assets at January 1, 2018	$ 653	$ 902	$ 601	$ 569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	8	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(19)	85	90	22
Net unrealized appreciation (depreciation)
of investments	13	(226)	(113)	(43)
Net increase (decrease) in net assets resulting from
operations	6	(133)	(26)	(26)
Changes from principal transactions:
Total unit transactions	646	(33)	(146)	(517)
Increase (decrease) in net assets derived from
principal transactions	646	(33)	(146)	(517)
Total increase (decrease) in net assets	652	(166)	(172)	(543)
Net assets at December 31, 2018	1,305	736	429	26

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	8	(2)	—
Total realized gain (loss) on investments
and capital gains distributions	61	(9)	25	4
Net unrealized appreciation (depreciation)
of investments	(10)	149	62	5
Net increase (decrease) in net assets resulting from
operations	87	148	85	9
Changes from principal transactions:
Total unit transactions	1,882	102	(114)	4
Increase (decrease) in net assets derived from
principal transactions	1,882	102	(114)	4
Total increase (decrease) in net assets	1,969	250	(29)	13
Net assets at December 31, 2019	$ 3,274	$ 986	$ 400	$ 39

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Loomis Sayles
	Loomis Sayles	Limited Term	Lord Abbett	Lord Abbett
	Small Cap	Government	Developing	Core Fixed
	Value Fund -	and Agency	Growth Fund -	Income Fund -
	Retail Class	Fund - Class Y	Class A	Class A
Net assets at January 1, 2018	$ 14,804	$ 429	$ 115	$ 24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(127)	5	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	1,515	(4)	31	—
Net unrealized appreciation (depreciation)
of investments	(3,575)	—	(24)	—
Net increase (decrease) in net assets resulting from
operations	(2,187)	1	6	1
Changes from principal transactions:
Total unit transactions	(2,542)	(15)	(13)	(7)
Increase (decrease) in net assets derived from
principal transactions	(2,542)	(15)	(13)	(7)
Total increase (decrease) in net assets	(4,729)	(14)	(7)	(6)
Net assets at December 31, 2018	10,075	415	108	18

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(90)	6	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	310	(3)	26	—
Net unrealized appreciation (depreciation)
of investments	2,075	8	7	1
Net increase (decrease) in net assets resulting from
operations	2,295	11	32	2
Changes from principal transactions:
Total unit transactions	(1,243)	39	(22)	—
Increase (decrease) in net assets derived from
principal transactions	(1,243)	39	(22)	—
Total increase (decrease) in net assets	1,052	50	10	2
Net assets at December 31, 2019	$ 11,127	$ 465	$ 118	$ 20

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Lord Abbett		Lord Abbett	Lord Abbett
	Short Duration	Lord Abbett	Small Cap	Fundamental
	Income Fund -	Mid Cap Stock	Value Fund -	Equity Fund -
	Class R4	Fund - Class A	Class A	Class A
Net assets at January 1, 2018	$ 3,967	$ 936	$ 981	$ 200

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	1	(8)	1
Total realized gain (loss) on investments
and capital gains distributions	(65)	74	98	16
Net unrealized appreciation (depreciation)
of investments	(61)	(215)	(208)	(37)
Net increase (decrease) in net assets resulting from
operations	18	(140)	(118)	(20)
Changes from principal transactions:
Total unit transactions	1,959	(6)	(43)	24
Increase (decrease) in net assets derived from
principal transactions	1,959	(6)	(43)	24
Total increase (decrease) in net assets	1,977	(146)	(161)	4
Net assets at December 31, 2018	5,944	790	820	204

Increase (decrease) in net assets
Operations:
Net investment income (loss)	170	1	(3)	1
Total realized gain (loss) on investments
and capital gains distributions	(32)	60	(166)	7
Net unrealized appreciation (depreciation)
of investments	137	113	293	26
Net increase (decrease) in net assets resulting from
operations	275	174	124	34
Changes from principal transactions:
Total unit transactions	944	(14)	(596)	(110)
Increase (decrease) in net assets derived from
principal transactions	944	(14)	(596)	(110)
Total increase (decrease) in net assets	1,219	160	(472)	(76)
Net assets at December 31, 2019	$ 7,163	$ 950	$ 348	$ 128

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Lord Abbett
	Series Fund			Metropolitan
	Mid Cap		Massachusetts	West Total
	Stock	Mainstay Large	Investors	Return Bond
	Portfolio -	Cap Growth	Growth Stock	Fund - Class I
	Class VC	Fund - Class R3	Fund - Class A	Shares
Net assets at January 1, 2018	$ 83,700	$ 2	$ 73	$ 16,550

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(257)	—	—	501
Total realized gain (loss) on investments
and capital gains distributions	8,420	—	7	(78)
Net unrealized appreciation (depreciation)
of investments	(19,895)	—	(7)	(335)
Net increase (decrease) in net assets resulting from
operations	(11,732)	—	—	88
Changes from principal transactions:
Total unit transactions	(10,271)	—	4	3,660
Increase (decrease) in net assets derived from
principal transactions	(10,271)	—	4	3,660
Total increase (decrease) in net assets	(22,003)	—	4	3,748
Net assets at December 31, 2018	61,697	2	77	20,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(51)	—	(1)	643
Total realized gain (loss) on investments
and capital gains distributions	5,392	—	9	215
Net unrealized appreciation (depreciation)
of investments	7,416	—	21	1,096
Net increase (decrease) in net assets resulting from
operations	12,757	—	29	1,954
Changes from principal transactions:
Total unit transactions	(6,056)	1	(2)	3,371
Increase (decrease) in net assets derived from
principal transactions	(6,056)	1	(2)	3,371
Total increase (decrease) in net assets	6,701	1	27	5,325
Net assets at December 31, 2019	$ 68,398	$ 3	$ 104	$ 25,623

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Metropolitan			Neuberger
	West Total	MFS®		Berman
	Return Bond	International	MFS® New	Genesis Fund -
	Fund - Class	Intrinsic Value	Discovery Fund -	Trust Class
	M Shares	Fund - Class R3	Class R3	Shares
Net assets at January 1, 2018	$ 21,142	$ 621	$ 107	$ 315

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347	—	(1)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(180)	54	28	44
Net unrealized appreciation (depreciation)
of investments	(360)	(125)	(42)	(77)
Net increase (decrease) in net assets resulting from
operations	(193)	(71)	(15)	(36)
Changes from principal transactions:
Total unit transactions	109	97	24	94
Increase (decrease) in net assets derived from
principal transactions	109	97	24	94
Total increase (decrease) in net assets	(84)	26	9	58
Net assets at December 31, 2018	21,058	647	116	373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	399	(1)	(2)	(4)
Total realized gain (loss) on investments
and capital gains distributions	160	40	15	30
Net unrealized appreciation (depreciation)
of investments	1,186	143	48	82
Net increase (decrease) in net assets resulting from
operations	1,745	182	61	108
Changes from principal transactions:
Total unit transactions	2,074	305	120	30
Increase (decrease) in net assets derived from
principal transactions	2,074	305	120	30
Total increase (decrease) in net assets	3,819	487	181	138
Net assets at December 31, 2019	$ 24,877	$ 1,134	$ 297	$ 511

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Neuberger	Neuberger
	Berman	Berman
	Sustainable	Sustainable		New
	Equity Fund -	Equity Fund -		Perspective
	Institutional	Trust Class	New Perspective	Fund® -
	Class Shares	Shares	Fund® - Class R-3	Class R-4
Net assets at January 1, 2018	$ 2,449	$ 13,921	$ 2,010	$ 189,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	(99)	1	242
Total realized gain (loss) on investments
and capital gains distributions	264	1,146	185	20,344
Net unrealized appreciation (depreciation)
of investments	(469)	(1,948)	(309)	(33,459)
Net increase (decrease) in net assets resulting from
operations	(185)	(901)	(123)	(12,873)
Changes from principal transactions:
Total unit transactions	398	(789)	(175)	1,228
Increase (decrease) in net assets derived from
principal transactions	398	(789)	(175)	1,228
Total increase (decrease) in net assets	213	(1,690)	(298)	(11,645)
Net assets at December 31, 2018	2,662	12,231	1,712	177,548

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	(67)	1	531
Total realized gain (loss) on investments
and capital gains distributions	327	953	194	10,816
Net unrealized appreciation (depreciation)
of investments	361	2,005	209	41,261
Net increase (decrease) in net assets resulting from
operations	715	2,891	404	52,608
Changes from principal transactions:
Total unit transactions	367	(914)	(890)	8,859
Increase (decrease) in net assets derived from
principal transactions	367	(914)	(890)	8,859
Total increase (decrease) in net assets	1,082	1,977	(486)	61,467
Net assets at December 31, 2019	$ 3,744	$ 14,208	$ 1,226	$ 239,015

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Parnassus
			Core Equity
	New World	Nuveen Global	FundSM -	Pax Sustainable
	Fund® -	Infrastructure	Investor	Allocation Fund -
	Class R-4	Fund - Class I	Shares	Investor Class
Net assets at January 1, 2018	$ 1,038	$ 2,125	$ 31,131	$ 40,220

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	25	101	383
Total realized gain (loss) on investments
and capital gains distributions	56	65	2,885	702
Net unrealized appreciation (depreciation)
of investments	(216)	(266)	(3,335)	(2,983)
Net increase (decrease) in net assets resulting from
operations	(153)	(176)	(349)	(1,898)
Changes from principal transactions:
Total unit transactions	210	(183)	1,239	(2,411)
Increase (decrease) in net assets derived from
principal transactions	210	(183)	1,239	(2,411)
Total increase (decrease) in net assets	57	(359)	890	(4,309)
Net assets at December 31, 2018	1,095	1,766	32,021	35,911

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	28	(4)	201
Total realized gain (loss) on investments
and capital gains distributions	51	116	3,440	3,055
Net unrealized appreciation (depreciation)
of investments	138	355	5,688	3,564
Net increase (decrease) in net assets resulting from
operations	191	499	9,124	6,820
Changes from principal transactions:
Total unit transactions	(516)	44	(1,484)	(2,379)
Increase (decrease) in net assets derived from
principal transactions	(516)	44	(1,484)	(2,379)
Total increase (decrease) in net assets	(325)	543	7,640	4,441
Net assets at December 31, 2019	$ 770	$ 2,309	$ 39,661	$ 40,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Pioneer
		PIMCO VIT	Equity	Pioneer
	PIMCO	Real Return	Income High Yield
	CommodityRealReturn	Portfolio -	Fund -	Fund -
	Strategy Fund® -	Administrative	Class Y	Class A
	Administrative Class	Class	Shares	Shares
Net assets at January 1, 2018	$ 1,406	$ 81,690	$ 15,188	$ 799

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	1,255	234	34
Total realized gain (loss) on investments
and capital gains distributions	(30)	(2,706)	608	(2)
Net unrealized appreciation (depreciation)
of investments	(281)	(880)	(2,044)	(61)
Net increase (decrease) in net assets resulting from
operations	(249)	(2,331)	(1,202)	(29)
Changes from principal transactions:
Total unit transactions	205	(9,279)	(2,090)	(48)
Increase (decrease) in net assets derived from
principal transactions	205	(9,279)	(2,090)	(48)
Total increase (decrease) in net assets	(44)	(11,610)	(3,292)	(77)
Net assets at December 31, 2018	1,362	70,080	11,896	722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	43	592	148	33
Total realized gain (loss) on investments
and capital gains distributions	(73)	(1,582)	278	(4)
Net unrealized appreciation (depreciation)
of investments	183	6,144	2,189	65
Net increase (decrease) in net assets resulting from
operations	153	5,154	2,615	94
Changes from principal transactions:
Total unit transactions	46	(4,077)	(3,313)	(36)
Increase (decrease) in net assets derived from
principal transactions	46	(4,077)	(3,313)	(36)
Total increase (decrease) in net assets	199	1,077	(698)	58
Net assets at December 31, 2019	$ 1,561	$ 71,157	$ 11,198	$ 780

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Pioneer	Pioneer Equity	Pioneer High
	Strategic	Income VCT	Yield VCT	PGIM Jennison
	Income Fund -	Portfolio -	Portfolio -	Utility Fund -
	Class A Shares	Class I	Class I	Class Z
Net assets at January 1, 2018	$ 483	$ —	$ 20,189	$ 105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	654	2
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	(669)	7
Net unrealized appreciation (depreciation)
of investments	(26)	—	(672)	(8)
Net increase (decrease) in net assets resulting from
operations	(14)	—	(687)	1
Changes from principal transactions:
Total unit transactions	93	—	(4,675)	22
Increase (decrease) in net assets derived from
principal transactions	93	—	(4,675)	22
Total increase (decrease) in net assets	79	—	(5,362)	23
Net assets at December 31, 2018	562	—	14,827	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	591	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(351)	10
Net unrealized appreciation (depreciation)
of investments	41	—	1,649	23
Net increase (decrease) in net assets resulting from
operations	54	—	1,889	34
Changes from principal transactions:
Total unit transactions	67	5	(1,385)	14
Increase (decrease) in net assets derived from
principal transactions	67	5	(1,385)	14
Total increase (decrease) in net assets	121	5	504	48
Net assets at December 31, 2019	$ 683	$ 5	$ 15,331	$ 176

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Columbia
	Large Cap	Royce Total	Ave Maria	SMALLCAP
	Value Fund -	Return Fund -	Rising	World Fund® -
	Advisor Class	Service Class	Dividend Fund	Class R-4
Net assets at January 1, 2018	$ 5	$ 3	$ 4,677	$ 23,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	—	15	(229)
Total realized gain (loss) on investments
and capital gains distributions	661	—	544	1,885
Net unrealized appreciation (depreciation)
of investments	(2,057)	(1)	(896)	(4,049)
Net increase (decrease) in net assets resulting from
operations	(1,311)	(1)	(337)	(2,393)
Changes from principal transactions:
Total unit transactions	9,637	1	554	(346)
Increase (decrease) in net assets derived from
principal transactions	9,637	1	554	(346)
Total increase (decrease) in net assets	8,326	—	217	(2,739)
Net assets at December 31, 2018	8,331	3	4,894	20,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	84	—	12	(239)
Total realized gain (loss) on investments
and capital gains distributions	345	—	425	1,313
Net unrealized appreciation (depreciation)
of investments	1,998	—	812	5,010
Net increase (decrease) in net assets resulting from
operations	2,427	—	1,249	6,084
Changes from principal transactions:
Total unit transactions	401	3	(21)	886
Increase (decrease) in net assets derived from
principal transactions	401	3	(21)	886
Total increase (decrease) in net assets	2,828	3	1,228	6,970
Net assets at December 31, 2019	$ 11,159	$ 6	$ 6,122	$ 27,352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

T. Rowe Price
	Institutional	T. Rowe Price	T. Rowe Price	TCW Total
	Large-Cap	Mid-Cap Value	Value Fund -	Return Bond
	Growth Fund	Fund - R Class	Advisor Class	Fund - Class N
Net assets at January 1, 2018	$ 25,083	$ 1,113	$ 418	$ 6,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	79	(1)	1	139
Total realized gain (loss) on investments
and capital gains distributions	2,841	110	37	(83)
Net unrealized appreciation (depreciation)
of investments	(2,137)	(205)	(84)	(87)
Net increase (decrease) in net assets resulting from
operations	783	(96)	(46)	(31)
Changes from principal transactions:
Total unit transactions	4,309	(229)	27	208
Increase (decrease) in net assets derived from
principal transactions	4,309	(229)	27	208
Total increase (decrease) in net assets	5,092	(325)	(19)	177
Net assets at December 31, 2018	30,175	788	399	6,183

Increase (decrease) in net assets
Operations:
Net investment income (loss)	166	—	2	204
Total realized gain (loss) on investments
and capital gains distributions	2,461	(33)	1	(52)
Net unrealized appreciation (depreciation)
of investments	6,321	124	96	253
Net increase (decrease) in net assets resulting from
operations	8,948	91	99	405
Changes from principal transactions:
Total unit transactions	3,356	(652)	14	1,086
Increase (decrease) in net assets derived from
principal transactions	3,356	(652)	14	1,086
Total increase (decrease) in net assets	12,304	(561)	113	1,491
Net assets at December 31, 2019	$ 42,479	$ 227	$ 512	$ 7,674

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Third Avenue
		Templeton		Real Estate
	Templeton	Global Bond	Templeton	Value Fund -
	Foreign Fund -	Fund - Advisor	Global Bond	Institutional
	Class A	Class	Fund - Class A	Class
Net assets at January 1, 2018	$ 495	$ 27,852	$ 127,026	$ 78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,586	6,487	—
Total realized gain (loss) on investments
and capital gains distributions	3	(786)	(2,529)	2
Net unrealized appreciation (depreciation)
of investments	(89)	(546)	(3,571)	(15)
Net increase (decrease) in net assets resulting from
operations	(78)	254	387	(13)
Changes from principal transactions:
Total unit transactions	6	(3,605)	(9,081)	(23)
Increase (decrease) in net assets derived from
principal transactions	6	(3,605)	(9,081)	(23)
Total increase (decrease) in net assets	(72)	(3,351)	(8,694)	(36)
Net assets at December 31, 2018	423	24,501	118,332	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	1,352	5,422	1
Total realized gain (loss) on investments
and capital gains distributions	(8)	(823)	(3,455)	5
Net unrealized appreciation (depreciation)
of investments	33	(407)	(2,037)	3
Net increase (decrease) in net assets resulting from
operations	33	122	(70)	9
Changes from principal transactions:
Total unit transactions	(104)	(2,093)	(15,107)	4
Increase (decrease) in net assets derived from
principal transactions	(104)	(2,093)	(15,107)	4
Total increase (decrease) in net assets	(71)	(1,971)	(15,177)	13
Net assets at December 31, 2019	$ 352	$ 22,530	$ 103,155	$ 55

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Vanguard®
				Total Bond
	Thornburg	Touchstone	USAA Precious Market Index
	International	Value Fund -	Metals and	Fund -
	Value Fund -	Institutional	Minerals Fund -	Admiral™
	Class R4	Class	Adviser Shares	Shares
Net assets at January 1, 2018	$ 3	$ 10,377	13,321	$ —

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	232	(129)	—
Total realized gain (loss) on investments
and capital gains distributions	—	1,483	(1,637)	—
Net unrealized appreciation (depreciation)
of investments	(1)	(2,460)	213	—
Net increase (decrease) in net assets resulting from
operations	(1)	(745)	(1,553)	—
Changes from principal transactions:
Total unit transactions	—	2,390	1,507	—
Increase (decrease) in net assets derived from
principal transactions	—	2,390	1,507	—
Total increase (decrease) in net assets	(1)	1,645	(46)	—
Net assets at December 31, 2018	2	12,022	13,275	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	276	(159)	1
Total realized gain (loss) on investments
and capital gains distributions	—	944	218	—
Net unrealized appreciation (depreciation)
of investments	1	2,128	5,349	—
Net increase (decrease) in net assets resulting from
operations	1	3,348	5,408	1
Changes from principal transactions:
Total unit transactions	(3)	1,879	218	156
Increase (decrease) in net assets derived from
principal transactions	(3)	1,879	218	156
Total increase (decrease) in net assets	(2)	5,227	5,626	157
Net assets at December 31, 2019	$ —	$ 17,249	18,901	$ 157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Vanguard®
		Total		Vanguard®
	Vanguard®	International		Total
	Total Bond	Stock Index		International
	Market Index	Fund -		Stock Index	Diversified
	Fund - Investor	Admiral™		Fund - Investor	Value
	Shares	Shares		Shares	Portfolio
Net assets at January 1, 2018	$ —	$ —		$ —	$ 120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—		—	—	2
Total realized gain (loss) on investments
and capital gains distributions	—		—	—	6
Net unrealized appreciation (depreciation)
of investments	—		—	—	(20)
Net increase (decrease) in net assets resulting from
operations	—		—	—	(12)
Changes from principal transactions:
Total unit transactions	—		—	—	4
Increase (decrease) in net assets derived from
principal transactions	—		—	—	4
Total increase (decrease) in net assets	—		—	—	(8)
Net assets at December 31, 2018	—		—	—	112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—		—	—	3
Total realized gain (loss) on investments
and capital gains distributions	—		—	—	17
Net unrealized appreciation (depreciation)
of investments	—		1	—	5
Net increase (decrease) in net assets resulting from
operations	—		1	—	25
Changes from principal transactions:
Total unit transactions	—		14	—	(25)
Increase (decrease) in net assets derived from
principal transactions	—		14	—	(25)
Total increase (decrease) in net assets	—		15	—	—
Net assets at December 31, 2019	$ —	$ 15		$ —	$ 112

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Victory	Victory
		Small	Integrity	Sycamore
		Company	Small-Cap	Established
	Equity Income	Growth	Value Fund -	Value Fund -
	Portfolio	Portfolio	Class Y	Class A
Net assets at January 1, 2018	$ 188	$ 46	$ 332	$ 3,525

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(1)	(9)
Total realized gain (loss) on investments
and capital gains distributions	13	5	57	401
Net unrealized appreciation (depreciation)
of investments	(28)	(10)	(151)	(948)
Net increase (decrease) in net assets resulting from
operations	(13)	(6)	(95)	(556)
Changes from principal transactions:
Total unit transactions	(6)	7	198	1,330
Increase (decrease) in net assets derived from
principal transactions	(6)	7	198	1,330
Total increase (decrease) in net assets	(19)	1	103	774
Net assets at December 31, 2018	169	47	435	4,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(1)	(2)	1
Total realized gain (loss) on investments
and capital gains distributions	12	7	(66)	363
Net unrealized appreciation (depreciation)
of investments	23	6	149	860
Net increase (decrease) in net assets resulting from
operations	38	12	81	1,224
Changes from principal transactions:
Total unit transactions	(26)	(3)	(227)	1,082
Increase (decrease) in net assets derived from
principal transactions	(26)	(3)	(227)	1,082
Total increase (decrease) in net assets	12	9	(146)	2,306
Net assets at December 31, 2019	$ 181	$ 56	$ 289	$ 6,605

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Victory
Sycamore
Small
	Company	Voya Balanced	Voya Large	Voya Real
	Opportunity	Portfolio -	Cap Value	Estate Fund -
	Fund - Class R	Class I	Fund - Class A	Class A
Net assets at January 1, 2018	$ 53	$ 252,764	$ 131	$ 755

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,739	—	16
Total realized gain (loss) on investments
and capital gains distributions	8	23,352	9	121
Net unrealized appreciation (depreciation)
of investments	(9)	(44,041)	(16)	(204)
Net increase (decrease) in net assets resulting from
operations	(1)	(17,950)	(7)	(67)
Changes from principal transactions:
Total unit transactions	(44)	(26,130)	(64)	(10)
Increase (decrease) in net assets derived from
principal transactions	(44)	(26,130)	(64)	(10)
Total increase (decrease) in net assets	(45)	(44,080)	(71)	(77)
Net assets at December 31, 2018	8	208,684	60	678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,871	1	17
Total realized gain (loss) on investments
and capital gains distributions	—	14,201	2	(78)
Net unrealized appreciation (depreciation)
of investments	2	18,495	12	235
Net increase (decrease) in net assets resulting from
operations	2	35,567	15	174
Changes from principal transactions:
Total unit transactions	(2)	(22,823)	(17)	(125)
Increase (decrease) in net assets derived from
principal transactions	(2)	(22,823)	(17)	(125)
Total increase (decrease) in net assets	—	12,744	(2)	49
Net assets at December 31, 2019	$ 8	$ 221,428	$ 58	$ 727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya	Voya
	Voya Floating Voya GNMA Intermediate			Intermediate
	Rate Fund -	Income Fund -	Bond Fund -	Bond Portfolio -
	Class A	Class A	Class A	Class I
Net assets at January 1, 2018	$ 775	$ 2,981	$ 815	$ 455,985

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	41	20	11,843
Total realized gain (loss) on investments
and capital gains distributions	(5)	(58)	(3)	1,784
Net unrealized appreciation (depreciation)
of investments	(102)	11	(25)	(20,378)
Net increase (decrease) in net assets resulting from
operations	(55)	(6)	(8)	(6,751)
Changes from principal transactions:
Total unit transactions	1,598	(436)	29	(44,780)
Increase (decrease) in net assets derived from
principal transactions	1,598	(436)	29	(44,780)
Total increase (decrease) in net assets	1,543	(442)	21	(51,531)
Net assets at December 31, 2018	2,318	2,539	836	404,454

Increase (decrease) in net assets
Operations:
Net investment income (loss)	132	45	22	10,269
Total realized gain (loss) on investments
and capital gains distributions	(23)	(19)	5	1,471
Net unrealized appreciation (depreciation)
of investments	37	85	46	22,731
Net increase (decrease) in net assets resulting from
operations	146	111	73	34,471
Changes from principal transactions:
Total unit transactions	1,107	(178)	(53)	(13,378)
Increase (decrease) in net assets derived from
principal transactions	1,107	(178)	(53)	(13,378)
Total increase (decrease) in net assets	1,253	(67)	20	21,093
Net assets at December 31, 2019	$ 3,571	$ 2,472	$ 856	$ 425,547

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya	Voya Global		Voya High
	Intermediate	Perspectives®	Voya High	Yield Portfolio -
	Bond Portfolio -	Portfolio -	Yield Portfolio -	Institutional
	Class S	Class I	Adviser Class	Class
Net assets at January 1, 2018	$ 2,627	$ 2,388	$ 39	$ 39,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73	43	2	2,005
Total realized gain (loss) on investments
and capital gains distributions	(25)	72	(1)	(617)
Net unrealized appreciation (depreciation)
of investments	(82)	(303)	(3)	(2,709)
Net increase (decrease) in net assets resulting from
operations	(34)	(188)	(2)	(1,321)
Changes from principal transactions:
Total unit transactions	(490)	(256)	4	(2,768)
Increase (decrease) in net assets derived from
principal transactions	(490)	(256)	4	(2,768)
Total increase (decrease) in net assets	(524)	(444)	2	(4,089)
Net assets at December 31, 2018	2,103	1,944	41	35,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	56	1	2,873
Total realized gain (loss) on investments
and capital gains distributions	(1)	123	(1)	(578)
Net unrealized appreciation (depreciation)
of investments	127	166	5	4,705
Net increase (decrease) in net assets resulting from
operations	185	345	5	7,000
Changes from principal transactions:
Total unit transactions	(97)	126	(18)	62,878
Increase (decrease) in net assets derived from
principal transactions	(97)	126	(18)	62,878
Total increase (decrease) in net assets	88	471	(13)	69,878
Net assets at December 31, 2019	$ 2,191	$ 2,415	$ 28	$ 105,196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya Large
		Voya Large	Cap Growth	Voya Large
	Voya High Yield	Cap Growth	Portfolio -	Cap Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Class	Service Class
Net assets at January 1, 2018	$ 21,758	$ 143	$ 535,736	$ 11,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	990	—	(1,336)	6
Total realized gain (loss) on investments
and capital gains distributions	(325)	20	89,433	1,948
Net unrealized appreciation (depreciation)
of investments	(1,539)	(18)	(97,421)	(2,247)
Net increase (decrease) in net assets resulting from
operations	(874)	2	(9,324)	(293)
Changes from principal transactions:
Total unit transactions	(1,003)	(67)	(42,826)	1,185
Increase (decrease) in net assets derived from
principal transactions	(1,003)	(67)	(42,826)	1,185
Total increase (decrease) in net assets	(1,877)	(65)	(52,150)	892
Net assets at December 31, 2018	19,881	78	483,586	12,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	592	—	(1,173)	(18)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	98,080	1,167
Net unrealized appreciation (depreciation)
of investments	2,094	9	51,450	1,194
Net increase (decrease) in net assets resulting from
operations	2,090	23	148,357	2,343
Changes from principal transactions:
Total unit transactions	(21,562)	(18)	(33,429)	(9,107)
Increase (decrease) in net assets derived from
principal transactions	(21,562)	(18)	(33,429)	(9,107)
Total increase (decrease) in net assets	(19,472)	5	114,928	(6,764)
Net assets at December 31, 2019	$ 409	$ 83	$ 598,514	$ 5,930

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya Large
	Voya Large	Cap Value	Voya Large	Voya Limited
	Cap Value	Portfolio -	Cap Value	Maturity Bond
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 21	$ 335,852	$ 1,692	$ 11

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,046	16	—
Total realized gain (loss) on investments
and capital gains distributions	3	49,749	163	—
Net unrealized appreciation (depreciation)
of investments	(4)	(78,500)	(299)	—
Net increase (decrease) in net assets resulting from
operations	(1)	(25,705)	(120)	—
Changes from principal transactions:
Total unit transactions	(5)	(42,287)	(331)	4
Increase (decrease) in net assets derived from
principal transactions	(5)	(42,287)	(331)	4
Total increase (decrease) in net assets	(6)	(67,992)	(451)	4
Net assets at December 31, 2018	15	267,860	1,241	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3,252	14	—
Total realized gain (loss) on investments
and capital gains distributions	1	28,471	91	—
Net unrealized appreciation (depreciation)
of investments	2	29,787	179	—
Net increase (decrease) in net assets resulting from
operations	3	61,510	284	—
Changes from principal transactions:
Total unit transactions	(2)	(25,681)	(294)	(10)
Increase (decrease) in net assets derived from
principal transactions	(2)	(25,681)	(294)	(10)
Total increase (decrease) in net assets	1	35,829	(10)	(10)
Net assets at December 31, 2019	$ 16	$ 303,689	$ 1,231	$ 5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		VY®	VY® Clarion
	Voya U.S.	BlackRock	Global Real
	Stock Index	Inflation	Estate	VY® Clarion
	Portfolio -	Protected Bond	Portfolio -	Real Estate
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Adviser Class	Class	Adviser Class
Net assets at January 1, 2018	$ 29,429	$ 32	$ 81,417	$ 42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	369	—	3,309	1
Total realized gain (loss) on investments
and capital gains distributions	2,006	—	2,312	4
Net unrealized appreciation (depreciation)
of investments	(3,913)	(1)	(12,593)	(8)
Net increase (decrease) in net assets resulting from
operations	(1,538)	(1)	(6,972)	(3)
Changes from principal transactions:
Total unit transactions	388	(11)	(10,102)	(4)
Increase (decrease) in net assets derived from
principal transactions	388	(11)	(10,102)	(4)
Total increase (decrease) in net assets	(1,150)	(12)	(17,074)	(7)
Net assets at December 31, 2018	28,279	20	64,343	35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	388	—	1,462	1
Total realized gain (loss) on investments
and capital gains distributions	2,050	—	1,300	—
Net unrealized appreciation (depreciation)
of investments	6,427	1	12,144	9
Net increase (decrease) in net assets resulting from
operations	8,865	1	14,906	10
Changes from principal transactions:
Total unit transactions	2,165	(9)	(4,657)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,165	(9)	(4,657)	(1)
Total increase (decrease) in net assets	11,030	(8)	10,249	9
Net assets at December 31, 2019	$ 39,309	$ 12	$ 74,592	$ 44

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			VY® Invesco
	VY® Clarion		Growth and	VY® Invesco
	Real Estate	VY® Clarion	Income	Growth and
	Portfolio -	Real Estate	Portfolio -	Income
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2018	$ 1,820	$ 53,192	$ 32,904	$ 33,274

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32	778	383	146
Total realized gain (loss) on investments
and capital gains distributions	250	8,168	2,695	3,731
Net unrealized appreciation (depreciation)
of investments	(422)	(12,959)	(7,467)	(8,262)
Net increase (decrease) in net assets resulting from
operations	(140)	(4,013)	(4,389)	(4,385)
Changes from principal transactions:
Total unit transactions	(261)	(11,436)	(1,187)	(2,816)
Increase (decrease) in net assets derived from
principal transactions	(261)	(11,436)	(1,187)	(2,816)
Total increase (decrease) in net assets	(401)	(15,449)	(5,576)	(7,201)
Net assets at December 31, 2018	1,419	37,743	27,328	26,073

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	488	651	404
Total realized gain (loss) on investments
and capital gains distributions	82	1,797	1,534	1,609
Net unrealized appreciation (depreciation)
of investments	268	7,595	4,130	3,817
Net increase (decrease) in net assets resulting from
operations	371	9,880	6,315	5,830
Changes from principal transactions:
Total unit transactions	(234)	(2,999)	(4,635)	(3,717)
Increase (decrease) in net assets derived from
principal transactions	(234)	(2,999)	(4,635)	(3,717)
Total increase (decrease) in net assets	137	6,881	1,680	2,113
Net assets at December 31, 2019	$ 1,556	$ 44,624	$ 29,008	$ 28,186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		VY®
	VY®	JPMorgan	VY®	VY®
	JPMorgan	Emerging	JPMorgan	JPMorgan
	Emerging	Markets Equity	Emerging	Small Cap
	Markets Equity	Portfolio -	Markets Equity	Core Equity
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 202	$ 16,078	$ 28,556	$ 46

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(115)	—
Total realized gain (loss) on investments
and capital gains distributions	2	161	115	8
Net unrealized appreciation (depreciation)
of investments	(35)	(2,799)	(5,020)	(11)
Net increase (decrease) in net assets resulting from
operations	(33)	(2,683)	(5,020)	(3)
Changes from principal transactions:
Total unit transactions	(18)	(2,040)	(3,147)	(19)
Increase (decrease) in net assets derived from
principal transactions	(18)	(2,040)	(3,147)	(19)
Total increase (decrease) in net assets	(51)	(4,723)	(8,167)	(22)
Net assets at December 31, 2018	151	11,355	20,389	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(133)	(233)	—
Total realized gain (loss) on investments
and capital gains distributions	12	961	1,568	—
Net unrealized appreciation (depreciation)
of investments	35	2,560	4,768	6
Net increase (decrease) in net assets resulting from
operations	46	3,388	6,103	6
Changes from principal transactions:
Total unit transactions	(7)	(446)	(397)	(27)
Increase (decrease) in net assets derived from
principal transactions	(7)	(446)	(397)	(27)
Total increase (decrease) in net assets	39	2,942	5,706	(21)
Net assets at December 31, 2019	$ 190	$ 14,297	$ 26,095	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY®
	JPMorgan	VY®
	Small Cap	JPMorgan	VY® Morgan	VY® T. Rowe
	Core Equity	Small Cap	Stanley Global	Price Capital
	Portfolio -	Core Equity	Franchise	Appreciation
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class
Net assets at January 1, 2018	$ 45,257	$ 33,973	$ 39	$ 479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(228)	—	4
Total realized gain (loss) on investments
and capital gains distributions	6,129	4,803	3	28
Net unrealized appreciation (depreciation)
of investments	(11,443)	(8,700)	(2)	(27)
Net increase (decrease) in net assets resulting from
operations	(5,238)	(4,125)	1	5
Changes from principal transactions:
Total unit transactions	1,696	649	(40)	(186)
Increase (decrease) in net assets derived from
principal transactions	1,696	649	(40)	(186)
Total increase (decrease) in net assets	(3,542)	(3,476)	(39)	(181)
Net assets at December 31, 2018	41,715	30,497	—	298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	338	(113)	—	3
Total realized gain (loss) on investments
and capital gains distributions	11,817	9,118	—	18
Net unrealized appreciation (depreciation)
of investments	(1,383)	(1,264)	—	48
Net increase (decrease) in net assets resulting from
operations	10,772	7,741	—	69
Changes from principal transactions:
Total unit transactions	(1,783)	810	1	(4)
Increase (decrease) in net assets derived from
principal transactions	(1,783)	810	1	(4)
Total increase (decrease) in net assets	8,989	8,551	1	65
Net assets at December 31, 2019	$ 50,704	$ 39,048	$ 1	$ 363

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY® T. Rowe
	Price Capital	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Appreciation	Price Capital	Price Equity	Price Equity
	Portfolio -	Appreciation	Income	Income
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2018	$ 316,392	$ 827,633	$ 1,125	$ 106,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,645	10,055	13	1,337
Total realized gain (loss) on investments
and capital gains distributions	25,957	77,286	136	17,667
Net unrealized appreciation (depreciation)
of investments	(32,110)	(90,426)	(237)	(29,042)
Net increase (decrease) in net assets resulting from
operations	492	(3,085)	(88)	(10,038)
Changes from principal transactions:
Total unit transactions	9,685	(18,329)	(234)	(6,775)
Increase (decrease) in net assets derived from
principal transactions	9,685	(18,329)	(234)	(6,775)
Total increase (decrease) in net assets	10,177	(21,414)	(322)	(16,813)
Net assets at December 31, 2018	326,569	806,219	803	90,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,193	5,293	17	1,728
Total realized gain (loss) on investments
and capital gains distributions	22,565	56,781	210	25,777
Net unrealized appreciation (depreciation)
of investments	53,272	127,178	(26)	(5,327)
Net increase (decrease) in net assets resulting from
operations	81,030	189,252	201	22,178
Changes from principal transactions:
Total unit transactions	23,938	35,319	(62)	(6,807)
Increase (decrease) in net assets derived from
principal transactions	23,938	35,319	(62)	(6,807)
Total increase (decrease) in net assets	104,968	224,571	139	15,371
Net assets at December 31, 2019	$ 431,537	$ 1,030,790	$ 942	$ 105,540

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			VY®
			Templeton	VY®
	VY® T. Rowe	VY® T. Rowe	Global	Templeton
	Price	Price	Growth	Global
	International	International	Portfolio -	Growth
	Stock Portfolio -	Stock Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2018	$ 98	$ 8,970	$ 704	$ 5,690

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	61	14	86
Total realized gain (loss) on investments
and capital gains distributions	1	476	(6)	(376)
Net unrealized appreciation (depreciation)
of investments	(17)	(1,815)	(100)	(502)
Net increase (decrease) in net assets resulting from
operations	(15)	(1,278)	(92)	(792)
Changes from principal transactions:
Total unit transactions	8	(735)	(92)	(848)
Increase (decrease) in net assets derived from
principal transactions	8	(735)	(92)	(848)
Total increase (decrease) in net assets	(7)	(2,013)	(184)	(1,640)
Net assets at December 31, 2018	91	6,957	520	4,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20)	20	112
Total realized gain (loss) on investments
and capital gains distributions	10	636	(101)	(943)
Net unrealized appreciation (depreciation)
of investments	12	1,184	74	811
Net increase (decrease) in net assets resulting from
operations	22	1,800	(7)	(20)
Changes from principal transactions:
Total unit transactions	(17)	(299)	(513)	(4,030)
Increase (decrease) in net assets derived from
principal transactions	(17)	(299)	(513)	(4,030)
Total increase (decrease) in net assets	5	1,501	(520)	(4,050)
Net assets at December 31, 2019	$ 96	$ 8,458	$ —	$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya		Voya Multi-	Voya Multi-
	Government		Manager	Manager
	Money Market Voya Global		International	International
	Portfolio -	Real Estate	Small Cap Fund -	Small Cap
	Class I	Fund - Class A	Class A	Fund - Class I
Net assets at January 1, 2018	$ 219,152	$ 54	$ 388	$ 1,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,913	2	2	5
Total realized gain (loss) on investments
and capital gains distributions	37	6	57	164
Net unrealized appreciation (depreciation)
of investments	—	(13)	(134)	(610)
Net increase (decrease) in net assets resulting from
operations	1,950	(5)	(75)	(441)
Changes from principal transactions:
Total unit transactions	16,473	2	(53)	300
Increase (decrease) in net assets derived from
principal transactions	16,473	2	(53)	300
Total increase (decrease) in net assets	18,423	(3)	(128)	(141)
Net assets at December 31, 2018	237,575	51	260	1,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,947	3	4	18
Total realized gain (loss) on investments
and capital gains distributions	179	6	8	(185)
Net unrealized appreciation (depreciation)
of investments	—	3	43	456
Net increase (decrease) in net assets resulting from
operations	3,126	12	55	289
Changes from principal transactions:
Total unit transactions	7,916	(5)	(68)	(330)
Increase (decrease) in net assets derived from
principal transactions	7,916	(5)	(68)	(330)
Total increase (decrease) in net assets	11,042	7	(13)	(41)
Net assets at December 31, 2019	$ 248,617	$ 58	$ 247	$ 1,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Global	Voya Global	Voya Global	Voya Index
	Bond	Bond	Bond	Solution 2025
	Portfolio -	Portfolio -	Portfolio -	Portfolio - Initial
	Adviser Class	Initial Class	Service Class	Class
Net assets at January 1, 2018	$ 267	$ 76,778	$ 559	$ 10,973

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	2,107	11	86
Total realized gain (loss) on investments
and capital gains distributions	—	(1,255)	9	51
Net unrealized appreciation (depreciation)
of investments	(16)	(3,076)	(31)	(778)
Net increase (decrease) in net assets resulting from
operations	(8)	(2,224)	(11)	(641)
Changes from principal transactions:
Total unit transactions	16	(4,080)	(192)	737
Increase (decrease) in net assets derived from
principal transactions	16	(4,080)	(192)	737
Total increase (decrease) in net assets	8	(6,304)	(203)	96
Net assets at December 31, 2018	275	70,474	356	11,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	1,366	8	84
Total realized gain (loss) on investments
and capital gains distributions	5	564	10	437
Net unrealized appreciation (depreciation)
of investments	9	2,718	8	1,278
Net increase (decrease) in net assets resulting from
operations	20	4,648	26	1,799
Changes from principal transactions:
Total unit transactions	9	(5,142)	121	(646)
Increase (decrease) in net assets derived from
principal transactions	9	(5,142)	121	(646)
Total increase (decrease) in net assets	29	(494)	147	1,153
Net assets at December 31, 2019	$ 304	$ 69,980	$ 503	$ 12,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Voya Index
	Voya Index	Voya Index	Voya Index	Solution 2035
	Solution 2025	Solution 2025	Solution 2035	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Service 2
	Service 2 Class	Service Class	Initial Class	Class
Net assets at January 1, 2018	$ 4,336	$ 4,318	$ 12,725	$ 2,373

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	30	72	6
Total realized gain (loss) on investments
and capital gains distributions	(9)	98	246	59
Net unrealized appreciation (depreciation)
of investments	(171)	(409)	(1,574)	(196)
Net increase (decrease) in net assets resulting from
operations	(165)	(281)	(1,256)	(131)
Changes from principal transactions:
Total unit transactions	(1,644)	281	3,434	(728)
Increase (decrease) in net assets derived from
principal transactions	(1,644)	281	3,434	(728)
Total increase (decrease) in net assets	(1,809)	—	2,178	(859)
Net assets at December 31, 2018	2,527	4,318	14,903	1,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	25	49	112	14
Total realized gain (loss) on investments
and capital gains distributions	170	217	375	101
Net unrealized appreciation (depreciation)
of investments	166	560	2,611	222
Net increase (decrease) in net assets resulting from
operations	361	826	3,098	337
Changes from principal transactions:
Total unit transactions	(1,029)	913	658	119
Increase (decrease) in net assets derived from
principal transactions	(1,029)	913	658	119
Total increase (decrease) in net assets	(668)	1,739	3,756	456
Net assets at December 31, 2019	$ 1,859	$ 6,057	$ 18,659	$ 1,970

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index
	Solution 2035	Solution 2045	Solution 2045	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class
Net assets at January 1, 2018	$ 5,806	$ 14,017	$ 2,783	$ 3,154

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	47	7	13
Total realized gain (loss) on investments
and capital gains distributions	125	207	86	94
Net unrealized appreciation (depreciation)
of investments	(657)	(1,580)	(280)	(477)
Net increase (decrease) in net assets resulting from
operations	(502)	(1,326)	(187)	(370)
Changes from principal transactions:
Total unit transactions	819	1,300	(740)	869
Increase (decrease) in net assets derived from
principal transactions	819	1,300	(740)	869
Total increase (decrease) in net assets	317	(26)	(927)	499
Net assets at December 31, 2018	6,123	13,991	1,856	3,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	60	79	21	31
Total realized gain (loss) on investments
and capital gains distributions	275	666	148	184
Net unrealized appreciation (depreciation)
of investments	1,092	2,395	310	708
Net increase (decrease) in net assets resulting from
operations	1,427	3,140	479	923
Changes from principal transactions:
Total unit transactions	1,375	29	410	526
Increase (decrease) in net assets derived from
principal transactions	1,375	29	410	526
Total increase (decrease) in net assets	2,802	3,169	889	1,449
Net assets at December 31, 2019	$ 8,925	$ 17,160	$ 2,745	$ 5,102

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				Voya Index
	Voya Index	Voya Index	Voya Index	Solution
	Solution 2055	Solution 2055	Solution 2055	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service 2 Class	Service Class	Initial Class
Net assets at January 1, 2018	$ 4,069	$ 1,296	$ 2,038	$ 4,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	2	41
Total realized gain (loss) on investments
and capital gains distributions	181	54	73	137
Net unrealized appreciation (depreciation)
of investments	(696)	(175)	(309)	(333)
Net increase (decrease) in net assets resulting from
operations	(500)	(117)	(234)	(155)
Changes from principal transactions:
Total unit transactions	1,634	(27)	431	(646)
Increase (decrease) in net assets derived from
principal transactions	1,634	(27)	431	(646)
Total increase (decrease) in net assets	1,134	(144)	197	(801)
Net assets at December 31, 2018	5,203	1,152	2,235	3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	10	10	35
Total realized gain (loss) on investments
and capital gains distributions	421	83	141	122
Net unrealized appreciation (depreciation)
of investments	782	205	436	224
Net increase (decrease) in net assets resulting from
operations	1,225	298	587	381
Changes from principal transactions:
Total unit transactions	731	168	713	(739)
Increase (decrease) in net assets derived from
principal transactions	731	168	713	(739)
Total increase (decrease) in net assets	1,956	466	1,300	(358)
Net assets at December 31, 2019	$ 7,159	$ 1,618	$ 3,535	$ 3,374

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

			Voya	Voya
	Voya Index	Voya Index	International International
	Solution	Solution	High Dividend High Dividend
	Income	Income	Low Volatility Low Volatility
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 1,245	$ 990	$ 238	$ 91,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	15	3	952
Total realized gain (loss) on investments
and capital gains distributions	39	26	3	3,244
Net unrealized appreciation (depreciation)
of investments	(92)	(78)	(41)	(17,441)
Net increase (decrease) in net assets resulting from
operations	(45)	(37)	(35)	(13,245)
Changes from principal transactions:
Total unit transactions	(220)	(5)	(13)	(8,790)
Increase (decrease) in net assets derived from
principal transactions	(220)	(5)	(13)	(8,790)
Total increase (decrease) in net assets	(265)	(42)	(48)	(22,035)
Net assets at December 31, 2018	980	948	190	69,069

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	13	2	834
Total realized gain (loss) on investments
and capital gains distributions	31	26	20	6,825
Net unrealized appreciation (depreciation)
of investments	59	76	6	2,704
Net increase (decrease) in net assets resulting from
operations	99	115	28	10,363
Changes from principal transactions:
Total unit transactions	(343)	51	(21)	(5,965)
Increase (decrease) in net assets derived from
principal transactions	(343)	51	(21)	(5,965)
Total increase (decrease) in net assets	(244)	166	7	4,398
Net assets at December 31, 2019	$ 736	$ 1,114	$ 197	$ 73,467

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Voya
International
High Dividend
	Low Volatility	Voya Solution	Voya Solution	Voya Solution
	Portfolio -	2025 Portfolio -	2025 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 196	$ 501	$ 8,717	$ 8,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	129	86
Total realized gain (loss) on investments
and capital gains distributions	12	18	342	132
Net unrealized appreciation (depreciation)
of investments	(33)	(55)	(1,034)	(759)
Net increase (decrease) in net assets resulting from
operations	(20)	(30)	(563)	(541)
Changes from principal transactions:
Total unit transactions	(98)	(14)	412	(269)
Increase (decrease) in net assets derived from
principal transactions	(98)	(14)	412	(269)
Total increase (decrease) in net assets	(118)	(44)	(151)	(810)
Net assets at December 31, 2018	78	457	8,566	7,854

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	7	172	88
Total realized gain (loss) on investments
and capital gains distributions	—	31	566	462
Net unrealized appreciation (depreciation)
of investments	9	35	834	660
Net increase (decrease) in net assets resulting from
operations	10	73	1,572	1,210
Changes from principal transactions:
Total unit transactions	(29)	(62)	1,061	(2,330)
Increase (decrease) in net assets derived from
principal transactions	(29)	(62)	1,061	(2,330)
Total increase (decrease) in net assets	(19)	11	2,633	(1,120)
Net assets at December 31, 2019	$ 59	$ 468	$ 11,199	$ 6,734

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2035 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 145,817	$ 460	$ 6,878	$ 12,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,512	5	95	117
Total realized gain (loss) on investments
and capital gains distributions	5,551	21	239	342
Net unrealized appreciation (depreciation)
of investments	(15,931)	(66)	(1,062)	(1,547)
Net increase (decrease) in net assets resulting from
operations	(8,868)	(40)	(728)	(1,088)
Changes from principal transactions:
Total unit transactions	(12,875)	(19)	1,536	(87)
Increase (decrease) in net assets derived from
principal transactions	(12,875)	(19)	1,536	(87)
Total increase (decrease) in net assets	(21,743)	(59)	808	(1,175)
Net assets at December 31, 2018	124,074	401	7,686	11,164

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,810	7	166	141
Total realized gain (loss) on investments
and capital gains distributions	6,731	35	721	406
Net unrealized appreciation (depreciation)
of investments	11,821	41	868	1,613
Net increase (decrease) in net assets resulting from
operations	20,362	83	1,755	2,160
Changes from principal transactions:
Total unit transactions	(9,195)	(9)	2,203	(1,986)
Increase (decrease) in net assets derived from
principal transactions	(9,195)	(9)	2,203	(1,986)
Total increase (decrease) in net assets	11,167	74	3,958	174
Net assets at December 31, 2019	$ 135,241	$ 475	$ 11,644	$ 11,338

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 156,617	$ 29	$ 6,333	$ 5,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,291	—	67	31
Total realized gain (loss) on investments
and capital gains distributions	7,987	1	482	270
Net unrealized appreciation (depreciation)
of investments	(22,808)	(4)	(1,269)	(939)
Net increase (decrease) in net assets resulting from
operations	(13,530)	(3)	(720)	(638)
Changes from principal transactions:
Total unit transactions	(8,979)	(11)	583	85
Increase (decrease) in net assets derived from
principal transactions	(8,979)	(11)	583	85
Total increase (decrease) in net assets	(22,509)	(14)	(137)	(553)
Net assets at December 31, 2018	134,108	15	6,196	5,179

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,888	—	114	40
Total realized gain (loss) on investments
and capital gains distributions	10,660	2	710	501
Net unrealized appreciation (depreciation)
of investments	14,608	2	697	538
Net increase (decrease) in net assets resulting from
operations	27,156	4	1,521	1,079
Changes from principal transactions:
Total unit transactions	(6,454)	(1)	985	(1,244)
Increase (decrease) in net assets derived from
principal transactions	(6,454)	(1)	985	(1,244)
Total increase (decrease) in net assets	20,702	3	2,506	(165)
Net assets at December 31, 2019	$ 154,810	$ 18	$ 8,702	$ 5,014

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2045 Portfolio -	2055 Portfolio -	2055 Portfolio -	2055 Portfolio -
	Service Class	Initial Class	Service 2 Class	Service Class
Net assets at January 1, 2018	$ 122,145	$ 2,039	$ 1,429	$ 25,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	578	18	6	79
Total realized gain (loss) on investments
and capital gains distributions	7,377	138	88	860
Net unrealized appreciation (depreciation)
of investments	(19,754)	(430)	(289)	(3,751)
Net increase (decrease) in net assets resulting from
operations	(11,799)	(274)	(195)	(2,812)
Changes from principal transactions:
Total unit transactions	(15,398)	515	347	(124)
Increase (decrease) in net assets derived from
principal transactions	(15,398)	515	347	(124)
Total increase (decrease) in net assets	(27,197)	241	152	(2,936)
Net assets at December 31, 2018	94,948	2,280	1,581	22,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,098	32	8	209
Total realized gain (loss) on investments
and capital gains distributions	7,666	272	208	2,210
Net unrealized appreciation (depreciation)
of investments	12,571	314	145	3,058
Net increase (decrease) in net assets resulting from
operations	21,335	618	361	5,477
Changes from principal transactions:
Total unit transactions	(2,359)	1,131	(250)	2,533
Increase (decrease) in net assets derived from
principal transactions	(2,359)	1,131	(250)	2,533
Total increase (decrease) in net assets	18,976	1,749	111	8,010
Net assets at December 31, 2019	$ 113,924	$ 4,029	$ 1,692	$ 30,438

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	Balanced	Income	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service 2 Class
Net assets at January 1, 2018	$ 6,414	$ 836	$ 8,750	$ 4,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	15	191	59
Total realized gain (loss) on investments
and capital gains distributions	61	22	268	160
Net unrealized appreciation (depreciation)
of investments	(547)	(66)	(732)	(375)
Net increase (decrease) in net assets resulting from
operations	(445)	(29)	(273)	(156)
Changes from principal transactions:
Total unit transactions	(920)	(22)	(573)	(889)
Increase (decrease) in net assets derived from
principal transactions	(920)	(22)	(573)	(889)
Total increase (decrease) in net assets	(1,365)	(51)	(846)	(1,045)
Net assets at December 31, 2018	5,049	785	7,904	3,691

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	19	209	65
Total realized gain (loss) on investments
and capital gains distributions	228	18	211	121
Net unrealized appreciation (depreciation)
of investments	600	60	551	232
Net increase (decrease) in net assets resulting from
operations	889	97	971	418
Changes from principal transactions:
Total unit transactions	(152)	(27)	(460)	(789)
Increase (decrease) in net assets derived from
principal transactions	(152)	(27)	(460)	(789)
Total increase (decrease) in net assets	737	70	511	(371)
Net assets at December 31, 2019	$ 5,786	$ 855	$ 8,415	$ 3,320

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya Solution	VY® American	VY® American
	Voya Solution	Moderately	Century Small-	Century Small-
	Income	Conservative	Mid Cap Value	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 55,737	$ 7,396	$ 73	$ 39,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	755	68	1	302
Total realized gain (loss) on investments
and capital gains distributions	1,796	19	6	3,208
Net unrealized appreciation (depreciation)
of investments	(4,378)	(423)	(14)	(9,210)
Net increase (decrease) in net assets resulting from
operations	(1,827)	(336)	(7)	(5,700)
Changes from principal transactions:
Total unit transactions	(10,522)	(901)	(27)	(407)
Increase (decrease) in net assets derived from
principal transactions	(10,522)	(901)	(27)	(407)
Total increase (decrease) in net assets	(12,349)	(1,237)	(34)	(6,107)
Net assets at December 31, 2018	43,388	6,159	39	33,150

Increase (decrease) in net assets
Operations:
Net investment income (loss)	778	65	—	330
Total realized gain (loss) on investments
and capital gains distributions	1,417	75	4	1,903
Net unrealized appreciation (depreciation)
of investments	2,683	726	7	6,903
Net increase (decrease) in net assets resulting from
operations	4,878	866	11	9,136
Changes from principal transactions:
Total unit transactions	(9,825)	629	1	(7,642)
Increase (decrease) in net assets derived from
principal transactions	(9,825)	629	1	(7,642)
Total increase (decrease) in net assets	(4,947)	1,495	12	1,494
Net assets at December 31, 2019	$ 38,441	$ 7,654	$ 51	$ 34,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY® American
	Century Small-	VY® Baron	VY® Baron	VY® Columbia
	Mid Cap Value	Growth	Growth	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Service Class	Adviser Class	Service Class	Service Class
Net assets at January 1, 2018	$ 73,631	$ 393	$ 130,478	$ 14,546

Increase (decrease) in net assets
Operations:
Net investment income (loss)	140	(1)	(1,239)	(18)
Total realized gain (loss) on investments
and capital gains distributions	7,347	72	19,416	1,971
Net unrealized appreciation (depreciation)
of investments	(17,753)	(70)	(21,914)	(3,150)
Net increase (decrease) in net assets resulting from
operations	(10,266)	1	(3,737)	(1,197)
Changes from principal transactions:
Total unit transactions	(5,871)	(117)	(4,578)	(2,162)
Increase (decrease) in net assets derived from
principal transactions	(5,871)	(117)	(4,578)	(2,162)
Total increase (decrease) in net assets	(16,137)	(116)	(8,315)	(3,359)
Net assets at December 31, 2018	57,494	277	122,163	11,187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	269	(1)	(1,315)	99
Total realized gain (loss) on investments
and capital gains distributions	3,817	160	70,658	4,232
Net unrealized appreciation (depreciation)
of investments	11,958	(58)	(25,590)	(985)
Net increase (decrease) in net assets resulting from
operations	16,044	101	43,753	3,346
Changes from principal transactions:
Total unit transactions	(5,712)	(27)	(9,833)	(1,364)
Increase (decrease) in net assets derived from
principal transactions	(5,712)	(27)	(9,833)	(1,364)
Total increase (decrease) in net assets	10,332	74	33,920	1,982
Net assets at December 31, 2019	$ 67,826	$ 351	$ 156,083	$ 13,169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

VY®
	Columbia	VY® Columbia
	Small Cap	Small Cap	VY® Invesco	VY® Invesco
	Value II	Value II	Comstock	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2018	$ 167	$ 7,003	$ 438	$ 68,978

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(43)	2	174
Total realized gain (loss) on investments
and capital gains distributions	23	940	91	5,130
Net unrealized appreciation (depreciation)
of investments	(50)	(2,137)	(134)	(13,595)
Net increase (decrease) in net assets resulting from
operations	(28)	(1,240)	(41)	(8,291)
Changes from principal transactions:
Total unit transactions	(14)	(277)	(169)	(6,511)
Increase (decrease) in net assets derived from
principal transactions	(14)	(277)	(169)	(6,511)
Total increase (decrease) in net assets	(42)	(1,517)	(210)	(14,802)
Net assets at December 31, 2018	125	5,486	228	54,176

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(31)	4	782
Total realized gain (loss) on investments
and capital gains distributions	19	630	60	16,216
Net unrealized appreciation (depreciation)
of investments	6	407	(11)	(4,556)
Net increase (decrease) in net assets resulting from
operations	25	1,006	53	12,442
Changes from principal transactions:
Total unit transactions	(5)	(717)	(21)	(6,465)
Increase (decrease) in net assets derived from
principal transactions	(5)	(717)	(21)	(6,465)
Total increase (decrease) in net assets	20	289	32	5,977
Net assets at December 31, 2019	$ 145	$ 5,775	$ 260	$ 60,153

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® Invesco	VY® Invesco	VY® Invesco	VY® Invesco
	Equity and	Equity and	Equity and	Oppenheimer
	Income	Income	Income	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 1,561	$ 326,650	$ 1,649	$ 453

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	2,839	15	4
Total realized gain (loss) on investments
and capital gains distributions	76	31,725	98	89
Net unrealized appreciation (depreciation)
of investments	(249)	(64,708)	(241)	(139)
Net increase (decrease) in net assets resulting from
operations	(156)	(30,144)	(128)	(46)
Changes from principal transactions:
Total unit transactions	(59)	(36,895)	(352)	(188)
Increase (decrease) in net assets derived from
principal transactions	(59)	(36,895)	(352)	(188)
Total increase (decrease) in net assets	(215)	(67,039)	(480)	(234)
Net assets at December 31, 2018	1,346	259,611	1,169	219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	2,872	12	(1)
Total realized gain (loss) on investments
and capital gains distributions	64	24,938	21	46
Net unrealized appreciation (depreciation)
of investments	167	19,382	158	21
Net increase (decrease) in net assets resulting from
operations	249	47,192	191	66
Changes from principal transactions:
Total unit transactions	(108)	(25,298)	(299)	(19)
Increase (decrease) in net assets derived from
principal transactions	(108)	(25,298)	(299)	(19)
Total increase (decrease) in net assets	141	21,894	(108)	47
Net assets at December 31, 2019	$ 1,487	$ 281,505	$ 1,061	$ 266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® Invesco VY® Invesco		VY®	VY®
	Oppenheimer Oppenheimer		JPMorgan Mid JPMorgan Mid
	Global	Global	Cap Value	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 649,773	$ 1,667	$ 351	$ 24,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,266	5	2	130
Total realized gain (loss) on investments
and capital gains distributions	65,751	193	34	1,508
Net unrealized appreciation (depreciation)
of investments	(153,054)	(420)	(74)	(4,469)
Net increase (decrease) in net assets resulting from
operations	(84,037)	(222)	(38)	(2,831)
Changes from principal transactions:
Total unit transactions	(53,042)	(83)	(69)	(1,928)
Increase (decrease) in net assets derived from
principal transactions	(53,042)	(83)	(69)	(1,928)
Total increase (decrease) in net assets	(137,079)	(305)	(107)	(4,759)
Net assets at December 31, 2018	512,694	1,362	244	19,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,014)	(13)	1	83
Total realized gain (loss) on investments
and capital gains distributions	108,975	327	27	2,156
Net unrealized appreciation (depreciation)
of investments	41,996	96	31	2,463
Net increase (decrease) in net assets resulting from
operations	147,957	410	59	4,702
Changes from principal transactions:
Total unit transactions	(57,257)	(14)	(33)	(2,801)
Increase (decrease) in net assets derived from
principal transactions	(57,257)	(14)	(33)	(2,801)
Total increase (decrease) in net assets	90,700	396	26	1,901
Net assets at December 31, 2019	$ 603,394	$ 1,758	$ 270	$ 21,263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

				VY® T. Rowe
	VY®			Price
	JPMorgan Mid	VY® Pioneer	VY® Pioneer	Diversified Mid
	Cap Value	High Yield	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2018	$ 70,926	$ 39,046	$ 416	$ 331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62	1,699	11	(1)
Total realized gain (loss) on investments
and capital gains distributions	7,456	(292)	8	40
Net unrealized appreciation (depreciation)
of investments	(15,882)	(2,709)	(27)	(50)
Net increase (decrease) in net assets resulting from
operations	(8,364)	(1,302)	(8)	(11)
Changes from principal transactions:
Total unit transactions	(7,911)	(1,273)	(209)	(28)
Increase (decrease) in net assets derived from
principal transactions	(7,911)	(1,273)	(209)	(28)
Total increase (decrease) in net assets	(16,275)	(2,575)	(217)	(39)
Net assets at December 31, 2018	54,651	36,471	199	292

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33)	1,092	6	—
Total realized gain (loss) on investments
and capital gains distributions	6,587	(904)	—	45
Net unrealized appreciation (depreciation)
of investments	6,370	3,255	13	61
Net increase (decrease) in net assets resulting from
operations	12,924	3,443	19	106
Changes from principal transactions:
Total unit transactions	(7,560)	(39,914)	(218)	(10)
Increase (decrease) in net assets derived from
principal transactions	(7,560)	(39,914)	(218)	(10)
Total increase (decrease) in net assets	5,364	(36,471)	(199)	96
Net assets at December 31, 2019	$ 60,015	$ —	$ —	$ 388

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe
	Price	Price	VY® T. Rowe	VY® T. Rowe
	Diversified Mid	Diversified Mid	Price Growth	Price Growth
	Cap Growth	Cap Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2018	$ 456,024	$ 1,378	$ 1,656	$ 469,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,871)	(10)	(5)	(3,266)
Total realized gain (loss) on investments
and capital gains distributions	53,763	146	312	94,835
Net unrealized appreciation (depreciation)
of investments	(65,594)	(192)	(284)	(99,760)
Net increase (decrease) in net assets resulting from
operations	(15,702)	(56)	23	(8,191)
Changes from principal transactions:
Total unit transactions	(36,865)	(116)	(751)	(12,241)
Increase (decrease) in net assets derived from
principal transactions	(36,865)	(116)	(751)	(12,241)
Total increase (decrease) in net assets	(52,567)	(172)	(728)	(20,432)
Net assets at December 31, 2018	403,457	1,206	928	449,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,559)	(8)	(4)	(3,642)
Total realized gain (loss) on investments
and capital gains distributions	62,242	172	257	130,331
Net unrealized appreciation (depreciation)
of investments	81,160	253	13	4,143
Net increase (decrease) in net assets resulting from
operations	139,843	417	266	130,832
Changes from principal transactions:
Total unit transactions	(28,225)	(364)	(124)	(23,333)
Increase (decrease) in net assets derived from
principal transactions	(28,225)	(364)	(124)	(23,333)
Total increase (decrease) in net assets	111,618	53	142	107,499
Net assets at December 31, 2019	$ 515,075	$ 1,259	$ 1,070	$ 556,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	VY® T. Rowe		Voya Strategic	Voya Strategic
	Price Growth	Voya	Allocation	Allocation
	Equity	Corporate	Conservative	Growth
	Portfolio -	Leaders 100	Portfolio -	Portfolio -
	Service Class	Fund - Class I	Class I	Class I
Net assets at January 1, 2018	$ 3,994	$ 5,878	$ 28,660	$ 72,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	70	480	735
Total realized gain (loss) on investments
and capital gains distributions	674	763	1,170	4,191
Net unrealized appreciation (depreciation)
of investments	(704)	(1,344)	(3,031)	(11,163)
Net increase (decrease) in net assets resulting from
operations	(52)	(511)	(1,381)	(6,237)
Changes from principal transactions:
Total unit transactions	(535)	872	(952)	(5,289)
Increase (decrease) in net assets derived from
principal transactions	(535)	872	(952)	(5,289)
Total increase (decrease) in net assets	(587)	361	(2,333)	(11,526)
Net assets at December 31, 2018	3,407	6,239	26,327	60,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	80	492	1,088
Total realized gain (loss) on investments
and capital gains distributions	702	731	1,654	8,653
Net unrealized appreciation (depreciation)
of investments	248	880	1,457	3,178
Net increase (decrease) in net assets resulting from
operations	927	1,691	3,603	12,919
Changes from principal transactions:
Total unit transactions	(1,090)	(95)	421	(2,104)
Increase (decrease) in net assets derived from
principal transactions	(1,090)	(95)	421	(2,104)
Total increase (decrease) in net assets	(163)	1,596	4,024	10,815
Net assets at December 31, 2019	$ 3,244	$ 7,835	$ 30,351	$ 71,733

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

Voya Strategic
	Allocation	Voya Growth	Voya Growth	Voya Growth
	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class A	Class I	Class S
Net assets at January 1, 2018	$ 64,749	$ 1,456	$ 1,266,962	$ 355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	851	14	7,980	—
Total realized gain (loss) on investments
and capital gains distributions	3,380	146	165,837	4
Net unrealized appreciation (depreciation)
of investments	(8,412)	(228)	(233,905)	(21)
Net increase (decrease) in net assets resulting from
operations	(4,181)	(68)	(60,088)	(17)
Changes from principal transactions:
Total unit transactions	(5,813)	(117)	(136,992)	(148)
Increase (decrease) in net assets derived from
principal transactions	(5,813)	(117)	(136,992)	(148)
Total increase (decrease) in net assets	(9,994)	(185)	(197,080)	(165)
Net assets at December 31, 2018	54,755	1,271	1,069,882	190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,068	13	5,990	1
Total realized gain (loss) on investments
and capital gains distributions	6,334	154	153,369	22
Net unrealized appreciation (depreciation)
of investments	2,274	180	118,985	27
Net increase (decrease) in net assets resulting from
operations	9,676	347	278,344	50
Changes from principal transactions:
Total unit transactions	(3,937)	(81)	(133,135)	(4)
Increase (decrease) in net assets derived from
principal transactions	(3,937)	(81)	(133,135)	(4)
Total increase (decrease) in net assets	5,739	266	145,209	46
Net assets at December 31, 2019	$ 60,494	$ 1,537	$ 1,215,091	$ 236

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Global	Voya Global	Voya Index	Voya Index
	Equity	Equity	Plus LargeCap Plus LargeCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 90,478	$ 12,878	$ 377,022	$ 201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,734	399	1,674	1
Total realized gain (loss) on investments
and capital gains distributions	1,227	223	45,504	22
Net unrealized appreciation (depreciation)
of investments	(12,904)	(1,817)	(75,567)	(38)
Net increase (decrease) in net assets resulting from
operations	(7,943)	(1,195)	(28,389)	(15)
Changes from principal transactions:
Total unit transactions	(7,611)	(1,047)	(14,075)	(5)
Increase (decrease) in net assets derived from
principal transactions	(7,611)	(1,047)	(14,075)	(5)
Total increase (decrease) in net assets	(15,554)	(2,242)	(42,464)	(20)
Net assets at December 31, 2018	74,924	10,636	334,558	181

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,612	158	1,831	2
Total realized gain (loss) on investments
and capital gains distributions	4,654	692	49,137	31
Net unrealized appreciation (depreciation)
of investments	9,064	1,195	39,659	19
Net increase (decrease) in net assets resulting from
operations	15,330	2,045	90,627	52
Changes from principal transactions:
Total unit transactions	(3,452)	(1,083)	(38,208)	(26)
Increase (decrease) in net assets derived from
principal transactions	(3,452)	(1,083)	(38,208)	(26)
Total increase (decrease) in net assets	11,878	962	52,419	26
Net assets at December 31, 2019	$ 86,802	$ 11,598	$ 386,977	$ 207

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Index	Voya Index	Voya Index	Voya Index
	Plus MidCap	Plus MidCap	Plus SmallCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 357,140	$ 71	$ 154,397	$ 193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	379	1	(171)	—
Total realized gain (loss) on investments
and capital gains distributions	52,000	8	27,664	32
Net unrealized appreciation (depreciation)
of investments	(100,818)	(19)	(45,837)	(56)
Net increase (decrease) in net assets resulting from
operations	(48,439)	(10)	(18,344)	(24)
Changes from principal transactions:
Total unit transactions	(36,930)	(2)	(13,277)	(14)
Increase (decrease) in net assets derived from
principal transactions	(36,930)	(2)	(13,277)	(14)
Total increase (decrease) in net assets	(85,369)	(12)	(31,621)	(38)
Net assets at December 31, 2018	271,771	59	122,776	155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,113	1	17	—
Total realized gain (loss) on investments
and capital gains distributions	36,584	7	28,228	33
Net unrealized appreciation (depreciation)
of investments	29,078	8	(4,444)	(2)
Net increase (decrease) in net assets resulting from
operations	66,775	16	23,801	31
Changes from principal transactions:
Total unit transactions	(28,021)	(16)	(13,863)	(21)
Increase (decrease) in net assets derived from
principal transactions	(28,021)	(16)	(13,863)	(21)
Total increase (decrease) in net assets	38,754	—	9,938	10
Net assets at December 31, 2019	$ 310,525	$ 59	$ 132,714	$ 165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya	Voya Russell™	Voya Russell™
	Voya	International	Large Cap	Large Cap
	International	Index	Growth Index Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 41,414	$ 10	$ 63,047	$ 1,474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	777	—	(4)	6
Total realized gain (loss) on investments
and capital gains distributions	963	—	5,762	144
Net unrealized appreciation (depreciation)
of investments	(8,040)	(2)	(7,580)	(199)
Net increase (decrease) in net assets resulting from
operations	(6,300)	(2)	(1,822)	(49)
Changes from principal transactions:
Total unit transactions	2,082	(1)	5,329	246
Increase (decrease) in net assets derived from
principal transactions	2,082	(1)	5,329	246
Total increase (decrease) in net assets	(4,218)	(3)	3,507	197
Net assets at December 31, 2018	37,196	7	66,554	1,671

Increase (decrease) in net assets
Operations:
Net investment income (loss)	838	—	(72)	3
Total realized gain (loss) on investments
and capital gains distributions	243	—	6,581	186
Net unrealized appreciation (depreciation)
of investments	6,270	1	16,432	415
Net increase (decrease) in net assets resulting from
operations	7,351	1	22,941	604
Changes from principal transactions:
Total unit transactions	(639)	1	7,704	403
Increase (decrease) in net assets derived from
principal transactions	(639)	1	7,704	403
Total increase (decrease) in net assets	6,712	2	30,645	1,007
Net assets at December 31, 2019	$ 43,908	$ 9	$ 97,199	$ 2,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya	Voya	Voya
		Russell™	Russell™	Russell™
		Large Cap	Large Cap	Large Cap
	Voya Russell™	Index	Value Index	Value Index
	Large Cap Index	Portfolio -	Portfolio -	Portfolio -
	Portfolio - Class I	Class S	Class I	Class S
Net assets at January 1, 2018	$ 123,610	$ 441	$ 672	$ 16,042

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,097	2	7	154
Total realized gain (loss) on investments
and capital gains distributions	3,752	18	39	844
Net unrealized appreciation (depreciation)
of investments	(11,036)	(40)	(95)	(2,239)
Net increase (decrease) in net assets resulting from
operations	(6,187)	(20)	(49)	(1,241)
Changes from principal transactions:
Total unit transactions	12,765	2	(65)	181
Increase (decrease) in net assets derived from
principal transactions	12,765	2	(65)	181
Total increase (decrease) in net assets	6,578	(18)	(114)	(1,060)
Net assets at December 31, 2018	130,188	423	558	14,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,331	3	7	197
Total realized gain (loss) on investments
and capital gains distributions	10,287	42	56	899
Net unrealized appreciation (depreciation)
of investments	28,469	77	61	2,641
Net increase (decrease) in net assets resulting from
operations	40,087	122	124	3,737
Changes from principal transactions:
Total unit transactions	7,701	(56)	(146)	914
Increase (decrease) in net assets derived from
principal transactions	7,701	(56)	(146)	914
Total increase (decrease) in net assets	47,788	66	(22)	4,651
Net assets at December 31, 2019	$ 177,976	$ 489	$ 536	$ 19,633

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Voya
	Voya Russell™	Russell™
	Mid Cap	Mid Cap	Voya Russell™	Voya Small
	Growth Index	Index	Small Cap	Company
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I
Net assets at January 1, 2018	$ 16,225	$ 159,494	$ 70,922	$ 178,760

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(102)	1,129	180	(673)
Total realized gain (loss) on investments
and capital gains distributions	2,608	19,565	4,658	34,113
Net unrealized appreciation (depreciation)
of investments	(3,541)	(36,153)	(14,394)	(58,417)
Net increase (decrease) in net assets resulting from
operations	(1,035)	(15,459)	(9,556)	(24,977)
Changes from principal transactions:
Total unit transactions	180	(3,471)	6,090	(25,901)
Increase (decrease) in net assets derived from
principal transactions	180	(3,471)	6,090	(25,901)
Total increase (decrease) in net assets	(855)	(18,930)	(3,466)	(50,878)
Net assets at December 31, 2018	15,370	140,564	67,456	127,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(83)	1,344	221	(799)
Total realized gain (loss) on investments
and capital gains distributions	2,325	27,455	7,494	17,624
Net unrealized appreciation (depreciation)
of investments	2,887	12,140	9,006	13,237
Net increase (decrease) in net assets resulting from
operations	5,129	40,939	16,721	30,062
Changes from principal transactions:
Total unit transactions	358	2,289	5,349	(16,500)
Increase (decrease) in net assets derived from
principal transactions	358	2,289	5,349	(16,500)
Total increase (decrease) in net assets	5,487	43,228	22,070	13,562
Net assets at December 31, 2019	$ 20,857	$ 183,792	$ 89,526	$ 141,444

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya Small		Voya MidCap	Voya MidCap
	Company	Voya U.S. Bond Opportunities Opportunities
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class S
Net assets at January 1, 2018	$ 146	$ 15,746	$ 255,230	$ 1,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	231	(2,165)	(6)
Total realized gain (loss) on investments
and capital gains distributions	23	(179)	25,486	104
Net unrealized appreciation (depreciation)
of investments	(48)	(235)	(43,328)	(187)
Net increase (decrease) in net assets resulting from
operations	(26)	(183)	(20,007)	(89)
Changes from principal transactions:
Total unit transactions	9	886	(9,166)	(7)
Increase (decrease) in net assets derived from
principal transactions	9	886	(9,166)	(7)
Total increase (decrease) in net assets	(17)	703	(29,173)	(96)
Net assets at December 31, 2018	129	16,449	226,057	1,008

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	286	(1,452)	(5)
Total realized gain (loss) on investments
and capital gains distributions	21	30	27,601	118
Net unrealized appreciation (depreciation)
of investments	12	945	35,727	155
Net increase (decrease) in net assets resulting from
operations	32	1,261	61,876	268
Changes from principal transactions:
Total unit transactions	7	2,421	(21,007)	(195)
Increase (decrease) in net assets derived from
principal transactions	7	2,421	(21,007)	(195)
Total increase (decrease) in net assets	39	3,682	40,869	73
Net assets at December 31, 2019	$ 168	$ 20,131	$ 266,926	$ 1,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Voya SmallCap	Voya SmallCap
	Opportunities Opportunities
	Portfolio -	Portfolio -	Wanger
	Class I	Class S	International	Wanger Select
Net assets at January 1, 2018	$ 69,587	$ 109	$ 46,316	$ 71,676

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(664)	—	566	(522)
Total realized gain (loss) on investments
and capital gains distributions	12,422	15	4,042	3,490
Net unrealized appreciation (depreciation)
of investments	(22,828)	(35)	(12,691)	(11,004)
Net increase (decrease) in net assets resulting from
operations	(11,070)	(20)	(8,083)	(8,036)
Changes from principal transactions:
Total unit transactions	(2,740)	15	(2,940)	(9,559)
Increase (decrease) in net assets derived from
principal transactions	(2,740)	15	(2,940)	(9,559)
Total increase (decrease) in net assets	(13,810)	(5)	(11,023)	(17,595)
Net assets at December 31, 2018	55,777	104	35,293	54,081

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(602)	—	26	(505)
Total realized gain (loss) on investments
and capital gains distributions	6,533	7	1,731	1,268
Net unrealized appreciation (depreciation)
of investments	7,455	20	7,944	13,670
Net increase (decrease) in net assets resulting from
operations	13,386	27	9,701	14,433
Changes from principal transactions:
Total unit transactions	(4,931)	(32)	(3,995)	(7,079)
Increase (decrease) in net assets derived from
principal transactions	(4,931)	(32)	(3,995)	(7,079)
Total increase (decrease) in net assets	8,455	(5)	5,706	7,354
Net assets at December 31, 2019	$ 64,232	$ 99	$ 40,999	$ 61,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

		Washington
		Mutual			Wells Fargo
		Investors	Washington		Small Cap
		Fund -	Mutual Investors		Value Fund -
	Wanger USA	Class R-3	Fund	- Class R-4	Class A
Net assets at January 1, 2018	$ 79,557	$ 2,965	$ 191,542		$ 131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(554)	25		1,625	(1)
Total realized gain (loss) on investments
and capital gains distributions	16,768	199		15,148	21
Net unrealized appreciation (depreciation)
of investments	(18,674)	(318)		(24,668)	(45)
Net increase (decrease) in net assets resulting from
operations	(2,460)	(94)		(7,895)	(25)
Changes from principal transactions:
Total unit transactions	374	(387)		5,914	(1)
Increase (decrease) in net assets derived from
principal transactions	374	(387)		5,914	(1)
Total increase (decrease) in net assets	(2,086)	(481)		(1,981)	(26)
Net assets at December 31, 2018	77,471	2,484		189,561	105

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(433)	16		1,839	(1)
Total realized gain (loss) on investments
and capital gains distributions	9,337	294		18,473	(41)
Net unrealized appreciation (depreciation)
of investments	14,022	108		25,513	57
Net increase (decrease) in net assets resulting from
operations	22,926	418		45,825	15
Changes from principal transactions:
Total unit transactions	(4,653)	(1,753)		(2,333)	(120)
Increase (decrease) in net assets derived from
principal transactions	(4,653)	(1,753)		(2,333)	(120)
Total increase (decrease) in net assets	18,273	(1,335)		43,492	(105)
Net assets at December 31, 2019	$ 95,744	$ 1,149	$ 233,053		$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the Years Ended December 31, 2019 and 2018

(Dollars in thousands)

	Wells Fargo
	Small Company	Wells Fargo	Wells Fargo
	Growth Fund -	Small Company	Special Small Cap
	Administrator	Value Fund -	Value Fund -
	Class	Class A	Class A
Net assets at January 1, 2018	$ 636	$ —	$ 127,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	—	(829)
Total realized gain (loss) on investments
and capital gains distributions	569	—	12,796
Net unrealized appreciation (depreciation)
of investments	(1,704)	—	(28,991)
Net increase (decrease) in net assets resulting from
operations	(1,182)	—	(17,024)
Changes from principal transactions:
Total unit transactions	6,554	—	(10,650)
Increase (decrease) in net assets derived from
principal transactions	6,554	—	(10,650)
Total increase (decrease) in net assets	5,372	—	(27,674)
Net assets at December 31, 2018	6,008	—	99,804

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(76)	1	(300)
Total realized gain (loss) on investments
and capital gains distributions	326	—	6,937
Net unrealized appreciation (depreciation)
of investments	1,208	10	19,158
Net increase (decrease) in net assets resulting from
operations	1,458	11	25,795
Changes from principal transactions:
Total unit transactions	(390)	117	(7,310)
Increase (decrease) in net assets derived from
principal transactions	(390)	117	(7,310)
Total increase (decrease) in net assets	1,068	128	18,485
Net assets at December 31, 2019	$ 7,076	$ 128	$ 118,289

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2019, the Account had 315 investment divisions (the “Divisions”), 170 of which invest in independently managed mutual funds and 145 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2019 and related Trusts are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5

Invesco Oppenheimer Capital Appreciation Fund - Class A

AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund -
Class Y

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Health Care Fund - Investor Class
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
Invesco Oppenheimer International Bond Fund - Class A
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5

Invesco Energy Fund - Class R5
Invesco Oppenheimer Gold & Special Minerals Fund - Class
A
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund -
Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Alger Funds II:
Alger Responsible Investing Fund - Class A
Alger Funds:
Alger Capital Appreciation Fund - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class
American Funds® Fundamental Investors:
Fundamental Investors - Class R-3
Fundamental Investors - Class R-4
American Mutual Fund®:
American Mutual Fund® - Class R-4

AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional
Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A
Shares
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares

BlackRock Mid Cap Dividend Fund - Investor A Shares
Bond Fund of America , Inc.:

Bond Fund of America - Class R-4
Calvert Responsible Index Series, Inc.:

Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income Fund - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Institutional Class
Columbia Acorn® Trust:
Columbia Acorn® Fund - Class A Shares
Columbia Acorn® Fund - Institutional Class
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Small Cap Value Fund - Class A
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional
Class Shares
DFA Inflation-Protected Securities Portfolio - Institutional
Class Shares
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I

Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4

The Hartford International Opportunities Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y

Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares

Janus Henderson Flexible Bond Portfolio - Institutional Shares

Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund -
Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
MFS® New Discovery Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares
Neuberger Berman Sustainable Equity Fund - Institutional Class
Shares
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

New World Fund, Inc.®:
New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I

Parnassus Income Funds:
Parnassus Core Equity Fund - Investor Shares
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® -
Administrative Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class
Royce Fund:
Royce Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds Inc:

TCW Total Return Bond Fund - Class N
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:

Third Avenue Real Estate Value Fund - Institutional Class
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class

USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares

Vanguard® Total International Stock Index Fund - Admiral™
Shares
Vanguard® Whitehall Funds:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio

Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class

VY® BlackRock Inflation Protected Bond Portfolio - Adviser
Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

VY® JPMorgan Emerging Markets Equity Portfolio - Adviser
Class

VY® JPMorgan Emerging Markets Equity Portfolio - Institutional
Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Voya Investors Trust (continued):

VY® JPMorgan Emerging Markets Equity Portfolio - Service Class

VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class

VY® JPMorgan Small Cap Core Equity Portfolio -Institutional Class

VY® JPMorgan Small Cap Core Equity Portfolio - Service Class

VY® Morgan Stanley Global Franchise Portfolio - Adviser Class

VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class

VY® T. Rowe Price Capital Appreciation Portfolio -Institutional Class

VY® T. Rowe Price Capital Appreciation Portfolio - Service Class VY® T. Rowe Price Equity Income Portfolio - Adviser Class VY® T. Rowe Price Equity Income Portfolio - Service Class

VY® T. Rowe Price International Stock Portfolio - Adviser Class

VY® T. Rowe Price International Stock Portfolio - Service Class

Voya Money Market Portfolio:

Voya Government Money Market Portfolio - Class I

Voya Mutual Funds:

Voya Global Real Estate Fund - Class A

Voya Multi-Manager International Small Cap Fund - Class A Voya Multi-Manager International Small Cap Fund - Class I

Voya Partners, Inc.:

Voya Global Bond Portfolio - Adviser Class Voya Global Bond Portfolio - Initial Class Voya Global Bond Portfolio - Service Class Voya Index Solution 2025 Portfolio - Initial Class Voya Index Solution 2025 Portfolio - Service 2 Class

Voya Index Solution 2025 Portfolio - Service Class

Voya Index Solution 2035 Portfolio - Initial Class

Voya Index Solution 2035 Portfolio - Service 2 Class Voya Index Solution 2035 Portfolio - Service Class Voya Index Solution 2045 Portfolio - Initial Class Voya Index Solution 2045 Portfolio - Service 2 Class Voya Index Solution 2045 Portfolio - Service Class Voya Index Solution 2055 Portfolio - Initial Class Voya Index Solution 2055 Portfolio - Service 2 Class Voya Index Solution 2055 Portfolio - Service Class Voya Index Solution Income Portfolio - Initial Class Voya Index Solution Income Portfolio - Service 2 Class

Voya Partners, Inc.continued):

Voya International High Dividend Low Volatility Portfolio -Adviser Class

Voya International High Dividend Low Volatility Portfolio -Initial Class

Voya International High Dividend Low Volatility Portfolio -Service Class

Voya Solution 2025 Portfolio - Adviser Class Voya Solution 2025 Portfolio - Initial Class Voya Solution 2025 Portfolio - Service 2 Class Voya Solution 2025 Portfolio - Service Class

Voya Solution 2035 Portfolio - Adviser Class Voya Solution 2035 Portfolio - Initial Class Voya Solution 2035 Portfolio - Service 2 Class

Voya Solution 2035 Portfolio - Service Class

Voya Solution 2045 Portfolio - Adviser Class Voya Solution 2045 Portfolio - Initial Class Voya Solution 2045 Portfolio - Service 2 Class Voya Solution 2045 Portfolio - Service Class Voya Solution 2055 Portfolio - Initial Class

Voya Solution 2055 Portfolio - Service 2 Class Voya Solution 2055 Portfolio - Service Class Voya Solution Balanced Portfolio - Service Class Voya Solution Income Portfolio - Adviser Class Voya Solution Income Portfolio - Initial Class Voya Solution Income Portfolio - Service 2 Class Voya Solution Income Portfolio - Service Class

Voya Solution Moderately Conservative Portfolio - Service Class

VY® American Century Small-Mid Cap Value Portfolio - Adviser Class

VY® American Century Small-Mid Cap Value Portfolio - Initial Class

VY® American Century Small-Mid Cap Value Portfolio - Service Class VY® Baron Growth Portfolio - Adviser Class VY® Baron Growth Portfolio - Service Class VY® Columbia Contrarian Core Portfolio - Service Class VY® Columbia Small Cap Value II Portfolio - Adviser Class VY® Columbia Small Cap Value II Portfolio - Service Class VY® Invesco Comstock Portfolio - Adviser Class VY® Invesco Comstock Portfolio - Service Class VY® Invesco Equity and Income Portfolio - Adviser Class VY® Invesco Equity and Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Voya Index Solution Income Portfolio - Service Class
Voya Partners, Inc.(continued):
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S

VY® Invesco Equity and Income Portfolio - Service Class
Voya Variable Portfolios, Inc.(continued):
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S

Voya Russell™ Large Cap Value Index Portfolio - Class I

Voya Russell™ Large Cap Value Index Portfolio - Class S

Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors Fund , Inc.:
Washington Mutual Investors Fund - Class R-3
Washington Mutual Investors Fund - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Small Company Growth Fund - Administrator Class
Wells Fargo Small Company Value Fund - Class A
Wells Fargo Special Small Cap Value Fund - Class A

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2019. The following is a summary of current and former names for those Divisions:

Current Name
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AIM Counselor Series Trust:
Invesco Oppenheimer Capital Appreciation Fund - Class A
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A
AIM International Mutual Funds:
Invesco Oppenheimer International Growth Fund - Class Y
Invesco Oppenheimer International Small-Mid Company Fund
- Class Y
AIM Investment Funds:
Invesco Health Care Fund - Investor Class
AIM Investment Funds:
Invesco Oppenheimer Developing Markets Fund - Class A
Invesco Oppenheimer Developing Markets Fund - Class Y
AIM Investment Funds:
Invesco Oppenheimer International Bond Fund - Class A
AIM Sector Funds:
Invesco Oppenheimer Gold & Special Minerals Fund - Class
A
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund -
Series I
Columbia Acorn® Trust:
Columbia Acorn® Fund - Institutional Class
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio -
Adviser Class
Voya International High Dividend Low Volatility Portfolio -
Initial Class

Former Name
AB Growth and Income Fund, Inc.:
AB Relative Value Fund - Class A
Oppenheimer Funds:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Integrity Funds:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small-Mid Company Fund - Class
Y
AIM Investment Funds:
Invesco Global Health Care Fund - Investor Class
Oppenheimer Funds:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Integrity Funds:
Oppenheimer International Bond Fund - Class A
Oppenheimer Funds:

Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:

Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA

Oppenheimer Global Strategic Income Fund/VA
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class Z
Deutsche DWS Investments VIT Funds:
Deutsche Equity 500 Index Fund - Class S
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class
JPMorgan Government Bond Fund - Select Class
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Pax World Funds Series Trust I:
Pax Balanced Fund - Investor Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Adviser Class

VY® Templeton Foreign Equity Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Current Name
Voya Partners, Inc.:
Voya International High Dividend Low Volatility Portfolio -
Service Class
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® Invesco Oppenheimer Global Portfolio - Service Class

Former Name
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class

During 2019, the following Divisions were closed to contract owners:

Thornburg Investment Trust:

Thornburg International Value Fund - Class R4

Vanguard® Bond Index Funds:

Vanguard® Total Bond Market Index Fund - Investor Shares Vanguard® Total International Stock Index Fund - Investor Shares

Voya Investors Trust:

VY® Templeton Global Growth Portfolio - Institutional Class

2. Significant Accounting Policies

Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Service Class
Voya Partners, Inc.:
VY® Pioneer High Yield Portfolio - Initial Class

VY® Pioneer High Yield Portfolio - Service Class
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2019 through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus caused significant financial market volatility, economic uncertainty, and interruptions to normal business activities. As of the date of issuance of these financial statements, the full impact to the Account is unknown, but could be material, since the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on the Account.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2019 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2019. The Account had no liabilities as of December 31, 2019.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level
2 inputs include the following:
a. Quoted prices for similar assets or liabilities in active markets;
b. Quoted prices for identical or similar assets or liabilities in non-active markets;
c. Inputs other than quoted market prices that are observable; and
d. Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Transfer Asset Benefit

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S registered investment companies previously managed by Directed Services LLC ("DSL"), which in turn caused DSL and Voya Retirement Insurance and Annuity Company ("VRIAC") to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue DSL earned as investment adviser.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 follow:

	Purchases	Sales
	(Dollars in thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$ 38	$ 72
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	102	33
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	3,074	1,241
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	124	48
Invesco Oppenheimer Capital Appreciation Fund - Class A	15	13
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A	823	283
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,022	426
Invesco Small Cap Growth Fund - Class A	25	15
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	211	94
Invesco Oppenheimer International Growth Fund - Class Y	176	45
Invesco Oppenheimer International Small-Mid Company Fund - Class Y	200	55
AIM Investment Funds:
Invesco Endeavor Fund - Class A	11	1
Invesco Health Care Fund - Investor Class	21	70
Invesco Oppenheimer Developing Markets Fund - Class A	8,896	24,030
Invesco Oppenheimer Developing Markets Fund - Class Y	4,637	6,641
Invesco Oppenheimer International Bond Fund - Class A	11	108
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	252	24
AIM Sector Funds:
Invesco American Value Fund - Class R5	313	230
Invesco Energy Fund - Class R5	25	24
Invesco Oppenheimer Gold & Special Minerals Fund - Class A	13	3
Invesco Small Cap Value Fund - Class A	6	38
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	2	1
Invesco Oppenheimer V.I. Global Fund - Series I	41	11
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	4	2
Invesco Oppenheimer V.I. Main Street Fund - Series I	11	10
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	3,795	3,223
Invesco V.I. American Franchise Fund - Series I	5,112	4,528
Invesco V.I. Core Equity Fund - Series I	4,002	3,878
Alger Funds II:
Alger Responsible Investing Fund - Class A	1,508	1,967
Alger Funds:
Alger Capital Appreciation Fund - Class A	28	44

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
Allianz Funds:		(Dollars in thousands)
AllianzGI NFJ Dividend Value Fund - Class A		$ 35	$ 119
AllianzGI NFJ Large-Cap Value Fund - Institutional Class		—	—
AllianzGI NFJ Small-Cap Value Fund - Class A		16	260
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class		8,573	6,392
Amana Income Fund - Investor Class		7,436	10,107
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3		319	1,480
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class		127	49
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class		2,490	6,211
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class		1,256	1,317
American Funds® Fundamental Investors:
Fundamental InvestorsSM - Class R-3		161	127
Fundamental InvestorsSM - Class R-4		13,578	7,913
American Mutual Fund®:
American Mutual Fund® - Class R-4		743	7,911
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N		2,325	4,709
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class		31	334
Ariel Fund - Investor Class		1,766	2,158
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares		1,580	2,424
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares		225	124
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares		2,220	2,370
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares		3,791	5,516
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares		37	4
BlackRock Mid Cap Dividend Fund - Investor A Shares		1,421	1,506
Bond Fund of America	, Inc.:
Bond Fund of America	- Class R-4	4,900	984
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A		7	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio		5,668	5,634
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4		1,769	936
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income FundSM - Class R-3		73	113
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A		1,496	199
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.		4,867	2,205

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
		(Dollars in thousands)
Columbia	Acorn® Trust:
Columbia	Acorn® Fund - Class A Shares	$ 11	$ 8
Columbia	Acorn® Fund - Institutional Class	3	—
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares		865	3,301
Columbia Select Mid Cap Value Fund - Institutional Class		—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares		10	254
Davis Series, Inc.:
Davis Financial Fund - Class Y		23	8
Delaware Small Cap Value Fund - Class A		561	995
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class		3,021	1,326
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S		6	4
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S		193	115
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares		708	359
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares		630	428
DFA U.S. Targeted Value Portfolio - Institutional Class Shares		3,827	1,431
Dodge & Cox Funds:
Dodge & Cox International Stock Fund		28	9
Dodge & Cox Stock Fund		30	69
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares		—	1
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3		284	1,442
EuroPacific Growth Fund® - Class R-4		12,664	37,175
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares		8	1
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I		804	239
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class		144,608	138,351
Fidelity® VIP Index 500 Portfolio - Initial Class		23,356	13,993
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class		1,547	1,388
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class		22,883	29,610
Fidelity® VIP Growth Portfolio - Initial Class		26,973	40,446
Fidelity® VIP High Income Portfolio - Initial Class		1,129	977
Fidelity® VIP Overseas Portfolio - Initial Class		2,429	4,007
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R		153	578
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class		82	98

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Franklin Strategic Series: (continued)
Franklin Natural Resources Fund - Advisor Class	$ 5	$ 2
Franklin Small-Mid Cap Growth Fund - Class A	108	55
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	19,998	10,791
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	58	31
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	952	4,514
Growth Fund of America® - Class R-4	33,051	46,221
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	1	1
The Hartford International Opportunities Fund - Class R4	289	455
Income Fund of America®:
Income Fund of America® - Class R-3	172	358
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	8,838	3,529
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	8	22
Janus Henderson Enterprise Portfolio - Institutional Shares	29	21
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	1
Janus Henderson Global Research Portfolio - Institutional Shares	6	3
Janus Henderson Research Portfolio - Institutional Shares	7	23
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	1,708	179
JPMorgan Government Bond Fund - Class I Shares	3,717	1,800
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	313	202
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	80	158
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	8	—
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,198	1,669
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	169	124
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	29	30
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	3	2
Lord Abbett Short Duration Income Fund - Class R4	2,957	1,842
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	94	86
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	76	619
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	21	119

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
Lord Abbett Series Fund, Inc.:	(Dollars in thousands)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	$ 2,642	$ 7,619
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	11	7
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	6,026	1,799
Metropolitan West Total Return Bond Fund - Class M Shares	7,084	4,402
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	385	48
MFS® New Discovery Fund - Class R3	213	74
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	70	16
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	1,061	377
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	1,866	1,752
New Perspective Fund®:
New Perspective Fund® - Class R-3	155	1,011
New Perspective Fund® - Class R-4	26,517	10,901
New World Fund, Inc.®:
New World Fund® - Class R-4	315	809
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	441	261
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	7,203	5,980
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	4,634	3,934
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	462	372
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	3,976	7,461
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	915	3,829
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	134	137
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	94	14
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	5	—
Pioneer High Yield VCT Portfolio - Class I	1,712	2,507
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	44	21
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	2,036	1,103
Royce Fund:
Royce Total Return Fund - Service Class	3	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	1,729	1,362

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	$ 3,737	$ 1,969
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	7,832	2,814
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	31	677
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	45	30
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	2,528	1,238
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	42	138
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	3,233	3,972
Templeton Global Bond Fund - Class A	9,231	18,915
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	24	11
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	—	3
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	3,937	963
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	7,378	7,320
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	157	—
Vanguard® Total Bond Market Index Fund - Investor Shares	4	4
Vanguard® Total International Stock Index Fund - Admiral™ Shares	14	—
Vanguard® Total International Stock Index Fund - Investor Shares	7	7
Vanguard® Whitehall Funds:
Diversified Value Portfolio	14	29
Equity Income Portfolio	27	40
Small Company Growth Portfolio	12	10
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	104	331
Victory Sycamore Established Value Fund - Class A	2,040	662
Victory Sycamore Small Company Opportunity Fund - Class R	1	2
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	17,613	28,794
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	26	38
Voya Real Estate Fund - Class A	311	327
Voya Funds Trust:
Voya Floating Rate Fund - Class A	1,905	667
Voya GNMA Income Fund - Class A	771	903
Voya Intermediate Bond Fund - Class A	141	172
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	40,599	43,207
Voya Intermediate Bond Portfolio - Class S	108	144

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	$ 799	$ 528
Voya High Yield Portfolio - Adviser Class	2	18
Voya High Yield Portfolio - Institutional Class	72,597	6,846
Voya High Yield Portfolio - Service Class	2,471	23,441
Voya Large Cap Growth Portfolio - Adviser Class	15	17
Voya Large Cap Growth Portfolio - Institutional Class	99,170	46,223
Voya Large Cap Growth Portfolio - Service Class	1,874	10,055
Voya Large Cap Value Portfolio - Adviser Class	1	2
Voya Large Cap Value Portfolio - Institutional Class	27,385	29,639
Voya Large Cap Value Portfolio - Service Class	285	466
Voya Limited Maturity Bond Portfolio - Adviser Class	—	11
Voya U.S. Stock Index Portfolio - Institutional Class	7,369	2,916
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	—	10
VY® Clarion Global Real Estate Portfolio - Institutional Class	5,190	8,384
VY® Clarion Real Estate Portfolio - Adviser Class	1	—
VY® Clarion Real Estate Portfolio - Institutional Class	70	274
VY® Clarion Real Estate Portfolio - Service Class	2,803	5,109
VY® Invesco Growth and Income Portfolio - Institutional Class	5,275	5,883
VY® Invesco Growth and Income Portfolio - Service Class	4,952	5,058
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	14	11
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,728	1,571
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,561	3,889
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	3	27
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	16,371	5,521
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	13,292	3,182
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	1	—
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	23	6
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	70,047	21,197
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	124,036	35,418
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	267	70
VY® T. Rowe Price Equity Income Portfolio - Service Class	30,633	9,950
VY® T. Rowe Price International Stock Portfolio - Adviser Class	7	19
VY® T. Rowe Price International Stock Portfolio - Service Class	1,427	1,279
VY® Templeton Global Growth Portfolio - Institutional Class	136	553
VY® Templeton Global Growth Portfolio - Service Class	756	4,161
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	55,250	44,208
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	17	11
Voya Multi-Manager International Small Cap Fund - Class A	16	80
Voya Multi-Manager International Small Cap Fund - Class I	248	560
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	26	6
Voya Global Bond Portfolio - Initial Class	6,274	8,868
Voya Global Bond Portfolio - Service Class	183	46
Voya Index Solution 2025 Portfolio - Initial Class	2,998	3,191
Voya Index Solution 2025 Portfolio - Service 2 Class	529	1,437

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
Voya Index Solution 2025 Portfolio - Service Class	$ 1,701	$ 545
Voya Index Solution 2035 Portfolio - Initial Class	4,531	3,146
Voya Index Solution 2035 Portfolio - Service 2 Class	504	298
Voya Index Solution 2035 Portfolio - Service Class	1,926	190
Voya Index Solution 2045 Portfolio - Initial Class	4,499	3,763
Voya Index Solution 2045 Portfolio - Service 2 Class	898	353
Voya Index Solution 2045 Portfolio - Service Class	1,068	312
Voya Index Solution 2055 Portfolio - Initial Class	3,538	2,569
Voya Index Solution 2055 Portfolio - Service 2 Class	465	229
Voya Index Solution 2055 Portfolio - Service Class	1,127	301
Voya Index Solution Income Portfolio - Initial Class	1,076	1,734
Voya Index Solution Income Portfolio - Service 2 Class	60	381
Voya Index Solution Income Portfolio - Service Class	283	205
Voya International High Dividend Low Volatility Portfolio - Adviser Class	23	26
Voya International High Dividend Low Volatility Portfolio - Initial Class	8,366	7,652
Voya International High Dividend Low Volatility Portfolio - Service Class	13	37
Voya Solution 2025 Portfolio - Adviser Class	39	68
Voya Solution 2025 Portfolio - Initial Class	3,528	1,741
Voya Solution 2025 Portfolio - Service 2 Class	1,174	3,055
Voya Solution 2025 Portfolio - Service Class	21,373	21,475
Voya Solution 2035 Portfolio - Adviser Class	44	11
Voya Solution 2035 Portfolio - Initial Class	3,991	881
Voya Solution 2035 Portfolio - Service 2 Class	2,020	3,035
Voya Solution 2035 Portfolio - Service Class	25,664	19,255
Voya Solution 2045 Portfolio - Adviser Class	2	—
Voya Solution 2045 Portfolio - Initial Class	2,695	900
Voya Solution 2045 Portfolio - Service 2 Class	1,117	1,904
Voya Solution 2045 Portfolio - Service Class	20,376	11,951
Voya Solution 2055 Portfolio - Initial Class	1,673	265
Voya Solution 2055 Portfolio - Service 2 Class	739	869
Voya Solution 2055 Portfolio - Service Class	8,547	3,559
Voya Solution Balanced Portfolio - Service Class	1,104	869
Voya Solution Income Portfolio - Adviser Class	39	29
Voya Solution Income Portfolio - Initial Class	1,289	1,377
Voya Solution Income Portfolio - Service 2 Class	327	984
Voya Solution Income Portfolio - Service Class	4,809	13,033
Voya Solution Moderately Conservative Portfolio - Service Class	1,621	795
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	14	9
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6,193	10,309
VY® American Century Small-Mid Cap Value Portfolio - Service Class	9,314	8,570
VY® Baron Growth Portfolio - Adviser Class	167	36
VY® Baron Growth Portfolio - Service Class	69,963	15,607
VY® Columbia Contrarian Core Portfolio - Service Class	5,248	2,049
VY® Columbia Small Cap Value II Portfolio - Adviser Class	18	4
VY® Columbia Small Cap Value II Portfolio - Service Class	1,177	1,227
VY® Invesco Comstock Portfolio - Adviser Class	63	29
VY® Invesco Comstock Portfolio - Service Class	14,516	8,193
VY® Invesco Equity and Income Portfolio - Adviser Class	109	122

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
VY® Invesco Equity and Income Portfolio - Initial Class	$ 21,620	$ 29,568
VY® Invesco Equity and Income Portfolio - Service Class	143	370
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	46	22
VY® Invesco Oppenheimer Global Portfolio - Initial Class	99,464	63,823
VY® Invesco Oppenheimer Global Portfolio - Service Class	417	157
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	38	37
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	3,481	3,583
VY® JPMorgan Mid Cap Value Portfolio - Service Class	9,082	9,301
VY® Pioneer High Yield Portfolio - Initial Class	5,080	42,748
VY® Pioneer High Yield Portfolio - Service Class	38	245
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	51	20
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	55,695	39,104
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	269	481
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	257	140
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	126,073	39,590
VY® T. Rowe Price Growth Equity Portfolio - Service Class	979	1,337
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	1,873	1,352
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	6,790	4,385
Voya Strategic Allocation Growth Portfolio - Class I	10,259	5,425
Voya Strategic Allocation Moderate Portfolio - Class I	8,748	7,530
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	169	88
Voya Growth and Income Portfolio - Class I	136,462	147,625
Voya Growth and Income Portfolio - Class S	53	33
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	11,161	9,089
Voya Global Equity Portfolio - Class S	1,272	1,637
Voya Index Plus LargeCap Portfolio - Class I	39,672	45,174
Voya Index Plus LargeCap Portfolio - Class S	22	28
Voya Index Plus MidCap Portfolio - Class I	33,824	32,649
Voya Index Plus MidCap Portfolio - Class S	12	21
Voya Index Plus SmallCap Portfolio - Class I	21,758	16,909
Voya Index Plus SmallCap Portfolio - Class S	28	24
Voya International Index Portfolio - Class I	4,993	4,794
Voya International Index Portfolio - Class S	—	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	20,131	9,039
Voya Russell™ Large Cap Growth Index Portfolio - Class S	663	165
Voya Russell™ Large Cap Index Portfolio - Class I	25,486	11,884
Voya Russell™ Large Cap Index Portfolio - Class S	35	72
Voya Russell™ Large Cap Value Index Portfolio - Class I	89	210
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,747	1,999
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	4,476	2,442
Voya Russell™ Mid Cap Index Portfolio - Class I	41,878	10,091
Voya Russell™ Small Cap Index Portfolio - Class I	19,720	5,714
Voya Small Company Portfolio - Class I	20,669	18,841

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Purchases	Sales
		(Dollars in thousands)
Voya Variable Portfolios, Inc.: (continued)
Voya Small Company Portfolio - Class S		$ 28	$ 1
Voya U.S. Bond Index Portfolio - Class I		5,930	3,222
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I		33,805	26,495
Voya MidCap Opportunities Portfolio - Class S		164	238
Voya SmallCap Opportunities Portfolio - Class I		10,866	8,283
Voya SmallCap Opportunities Portfolio - Class S		30	45
Wanger Advisors Trust:
Wanger International		4,984	5,440
Wanger Select		8,679	8,460
Wanger USA		20,423	9,550
Washington Mutual Investors Fund	, Inc.:
Washington Mutual Investors Fund	- Class R-3	215	1,884
Washington Mutual Investors Fund	- Class R-4	23,657	13,019
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A		19	128
Wells Fargo Small Company Growth Fund - Administrator Class		2,391	2,302
Wells Fargo Small Company Value Fund - Class A		126	8
Wells Fargo Special Small Cap Value Fund - Class A		3,318	9,910

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	3,335	4,821	(1,486)	2,540	2,840	(300)
AB Variable Products Series Fund, Inc.:
AB VPS Growth and Income Portfolio - Class A	2,225	2,268	(43)	2,023	2,392	(369)
Aberdeen Funds:
Aberdeen International Equity Fund - Institutional Class	292,265	137,915	154,350	323,536	118,855	204,681
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	9,672	4,336	5,336	26,145	14,496	11,649
Invesco Oppenheimer Capital Appreciation Fund - Class A	14	537	(523)	71	235	(164)
AIM Equity Funds:
Invesco Oppenheimer Main Street Fund - Class A	53,070	21,659	31,411	29,167	12,829	16,338
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	33,263	34,147	(884)	25,794	41,930	(16,136)
Invesco Small Cap Growth Fund - Class A	477	443	34	385	398	(13)
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	12,166	8,394	3,772	11,950	16,161	(4,211)
Invesco Oppenheimer International Growth Fund - Class Y	17,380	4,948	12,432	18,344	5,689	12,655
Invesco Oppenheimer International Small-Mid Company Fund - Class Y	11,983	4,697	7,286	16,479	17,187	(708)
AIM Investment Funds:
Invesco Endeavor Fund - Class A	426	72	354	366	273	93
Invesco Health Care Fund - Investor Class	664	1,292	(628)	400	64	336
Invesco Oppenheimer Developing Markets Fund - Class A	426,872	688,892	(262,020)	562,912	880,372	(317,460)
Invesco Oppenheimer Developing Markets Fund - Class Y	398,801	618,572	(219,771)	499,443	700,702	(201,259)
Invesco Oppenheimer International Bond Fund - Class A	4,243	12,270	(8,027)	3,687	4,988	(1,301)
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	20,350	3,047	17,303	18,274	4,268	14,006
AIM Sector Funds:
Invesco American Value Fund - Class R5	26,112	20,680	5,432	16,141	6,992	9,149
Invesco Energy Fund - Class R5	6,685	6,453	232	18,250	28,451	(10,201)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
AIM Sector Funds: (continued)
Invesco Oppenheimer Gold & Special Minerals Fund - Class A	1,998	322	1,676	9,617	9,365	252
Invesco Small Cap Value Fund - Class A	164	1,147	(983)	278	2,313	(2,035)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	10,446	10,549	(103)	10,451	10,557	(106)
Invesco Oppenheimer V.I. Global Fund - Series I	22	226	(204)	94	438	(344)
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I	—	33	(33)	—	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	39,868	40,268	(400)	41,101	41,520	(419)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	518,673	363,322	155,351	178,407	236,418	(58,011)
Invesco V.I. American Franchise Fund - Series I	108,396	156,416	(48,020)	933,783	940,853	(7,070)
Invesco V.I. Core Equity Fund - Series I	241,418	408,840	(167,422)	232,986	403,895	(170,909)
Alger Funds II:
Alger Responsible Investing Fund - Class A	50,023	79,869	(29,846)	107,288	79,216	28,072
Alger Funds:
Alger Capital Appreciation Fund - Class A	624	1,392	(768)	1,001	500	501
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	78	4,261	(4,183)	388	320	68
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	3,377	11,620	(8,243)	2,174	5,013	(2,839)
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	778,123	499,788	278,335	340,170	381,873	(41,703)
Amana Income Fund - Investor Class	339,910	612,717	(272,807)	352,927	564,246	(211,319)
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	28,750	78,420	(49,670)	36,918	39,504	(2,586)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	10,473	4,201	6,272	33,937	28,383	5,554
American Century Government Income Trust:
Inflation-Adjusted Bond Fund - Investor Class	374,317	715,819	(341,502)	441,789	608,168	(166,379)
American Century Quantitative Equity Funds, Inc.:
Income & Growth Fund - A Class	52,307	68,726	(16,419)	39,906	54,342	(14,436)
American Funds® Fundamental Investors:
Fundamental InvestorsSM - Class R-3	26,084	27,923	(1,839)	16,664	20,878	(4,214)
Fundamental InvestorsSM - Class R-4	639,733	724,054	(84,321)	825,392	1,108,120	(282,728)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
American Mutual Fund®:
American Mutual Fund® - Class R-4	31,781	347,268	(315,487)	114,454	48,063	66,391
AMG Funds IV:
AMG Managers Fairpointe Mid Cap Fund - Class N	553,278	496,985	56,293	145,169	420,367	(275,198)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	1,465	12,911	(11,446)	2,692	4,370	(1,678)
Ariel Fund - Investor Class	78,211	109,737	(31,526)	122,554	139,375	(16,821)
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	131,596	232,713	(101,117)	157,440	298,813	(141,373)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	5,512	5,681	(169)	24,645	27,453	(2,808)
BlackRock Funds :
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	171,068	200,796	(29,728)	259,208	62,971	196,237
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	440,543	626,573	(186,030)	755,383	515,560	239,823
BlackRock Mid Cap Dividend Series, Inc.:
BlackRock Mid Cap Dividend Fund - Institutional Shares	2,289	345	1,944	3,374	3,621	(247)
BlackRock Mid Cap Dividend Fund - Investor A Shares	52,704	69,628	(16,924)	69,089	109,706	(40,617)
Bond Fund of America , Inc.:
Bond Fund of America - Class R-4	441,892	158,976	282,916	289,558	267,961	21,597
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	689	7	682	—	—	—
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	267,703	320,256	(52,553)	416,831	494,473	(77,642)
Capital Income Builder®, Inc.:
Capital Income Builder® - Class R-4	175,704	118,564	57,140	183,827	126,156	57,671
Capital World Growth & Income Fund , Inc.:
Capital World Growth & Income FundSM - Class R-3	12,059	14,324	(2,265)	10,249	11,660	(1,411)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	117,402	18,190	99,212	5,524	250	5,274
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	242,096	180,546	61,550	111,978	188,383	(76,405)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Columbia Acorn® Trust:
Columbia Acorn® Fund - Class A Shares	101	282	(181)	90	143	(53)
Columbia Acorn® Fund - Institutional Class	98	—	98	92	—	92
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	48,189	175,999	(127,810)	50,526	74,206	(23,680)
Columbia Select Mid Cap Value Fund - Institutional Class	—	—	—	—	—	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	277	8,232	(7,955)	530	1,626	(1,096)
Davis Series, Inc.:
Davis Financial Fund - Class Y	1,220	476	744	6,910	6,341	569
Delaware Small Cap Value Fund - Class A	87,811	105,945	(18,134)	54,456	100,588	(46,132)
Delaware Group® Equity Funds V:
Delaware Smid Cap Growth Fund - Institutional Class	169,373	98,871	70,502	230,617	73,531	157,086
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	412	262	150	559	1,491	(932)
Deutsche DWS Investments VIT Funds:
DWS Equity 500 Index Fund - Class S	2,925	3,449	(524)	4,855	6,669	(1,814)
DFA Investment Dimensions Group, Inc.:
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares	60,055	35,497	24,558	79,667	30,194	49,473
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares	57,794	41,991	15,803	47,210	10,042	37,168
DFA U.S. Targeted Value Portfolio - Institutional Class Shares	286,756	138,695	148,061	292,340	130,569	161,771
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	2,022	1,128	894	1,717	1,598	119
Dodge & Cox Stock Fund	872	2,789	(1,917)	1,174	710	464
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	35	(35)	—	—	—
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	35,315	81,016	(45,701)	46,193	73,788	(27,595)
EuroPacific Growth Fund® - Class R-4	2,618,134	3,575,657	(957,523)	1,854,415	2,594,183	(739,768)
Federated International Leaders Fund:
Federated International Leaders Fund - Institutional Shares	576	—	576	280	118	162

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Class I	40,493	15,596	24,897	58,499	34,995	23,504
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,953,210	8,520,864	432,346	5,241,249	8,158,655	(2,917,406)
Fidelity® VIP Index 500 Portfolio - Initial Class	498,139	453,664	44,475	509,141	450,626	58,515
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	29,716	46,510	(16,794)	25,178	51,771	(26,593)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	2,276,592	2,848,729	(572,137)	2,282,938	3,158,805	(875,867)
Fidelity® VIP Growth Portfolio - Initial Class	7,629,004	8,345,272	(716,268)	2,025,621	2,577,802	(552,181)
Fidelity® VIP High Income Portfolio - Initial Class	70,801	81,116	(10,315)	63,483	100,320	(36,837)
Fidelity® VIP Overseas Portfolio - Initial Class	120,295	240,637	(120,342)	219,286	378,218	(158,932)
Franklin Mutual Series Fund, Inc.:
Franklin Mutual Global Discovery Fund - Class R	9,508	27,093	(17,585)	19,255	30,968	(11,713)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	4,972	7,323	(2,351)	7,523	6,389	1,134
Franklin Natural Resources Fund - Advisor Class	703	156	547	928	3,047	(2,119)
Franklin Small-Mid Cap Growth Fund - Class A	7,463	7,522	(59)	11,452	12,856	(1,404)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	737,836	924,671	(186,835)	738,743	1,148,874	(410,131)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Investor Shares	3,079	1,930	1,149	4,181	6,991	(2,810)
Growth Fund of America®, Inc.:
Growth Fund of America® - Class R-3	51,323	171,104	(119,781)	91,390	144,684	(53,294)
Growth Fund of America® - Class R-4	1,062,276	2,305,597	(1,243,321)	1,549,568	2,301,436	(751,868)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	4	(4)	—	—	—
The Hartford Dividend And Growth Fund - Class R4	43	55	(12)	32	—	32
The Hartford International Opportunities Fund - Class R4	28,339	42,836	(14,497)	77,770	39,116	38,654
Income Fund of America®:
Income Fund of America® - Class R-3	24,099	32,836	(8,737)	21,310	36,023	(14,713)
Ivy Funds, Inc.:
Ivy Science and Technology Fund - Class Y	559,744	368,528	191,216	574,692	351,992	222,700

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	18	322	(304)	—	77	(77)
Janus Henderson Enterprise Portfolio - Institutional Shares	132	223	(91)	146	614	(468)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	52	(52)	—	72	(72)
Janus Henderson Global Research Portfolio - Institutional Shares	19	39	(20)	25	66	(41)
Janus Henderson Research Portfolio - Institutional Shares	29	498	(469)	61	58	3
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	129,596	17,767	111,829	53,643	28,962	24,681
JPMorgan Government Bond Fund - Class I Shares	371,817	197,132	174,685	132,583	69,047	63,536
Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	28,239	19,291	8,948	32,328	35,727	(3,399)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	3,295	12,090	(8,795)	12,149	22,834	(10,685)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	362	1	361	3,251	46,884	(43,633)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	40,269	97,662	(57,393)	44,320	157,519	(113,199)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	16,174	12,129	4,045	9,991	11,494	(1,503)
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	499	1,125	(626)	356	732	(376)
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	852	765	87	161	691	(530)
Lord Abbett Short Duration Income Fund - Class R4	352,127	262,069	90,058	479,573	287,629	191,944
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	2,910	3,459	(549)	16,185	16,337	(152)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	2,270	20,734	(18,464)	1,590	2,878	(1,288)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	372	5,188	(4,816)	6,812	5,875	937

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	859,316	966,453	(107,137)	620,578	1,011,079	(390,501)
MainStay Funds:
Mainstay Large Cap Growth Fund - Class R3	—	—	—	—	—	—
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	700	751	(51)	576	423	153
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class I Shares	501,737	197,761	303,976	564,090	209,346	354,744
Metropolitan West Total Return Bond Fund - Class M Shares	1,026,120	801,256	224,864	527,675	516,521	11,154
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	27,421	5,042	22,379	25,827	18,295	7,532
MFS® New Discovery Fund - Class R3	11,790	4,522	7,268	5,940	5,016	924
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class Shares	1,732	507	1,225	16,490	12,322	4,168
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares	56,622	32,177	24,445	50,656	22,716	27,940
Neuberger Berman Sustainable Equity Fund - Trust Class Shares	66,588	106,935	(40,347)	59,842	96,469	(36,627)
New Perspective Fund®:
New Perspective Fund® - Class R-3	14,586	41,249	(26,663)	17,607	23,930	(6,323)
New Perspective Fund® - Class R-4	1,353,280	1,057,059	296,221	1,356,106	1,262,387	93,719
New World Fund, Inc.®:
New World Fund® - Class R-4	26,400	70,344	(43,944)	40,760	23,111	17,649
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	25,168	22,006	3,162	24,624	40,227	(15,603)
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	343,652	325,246	18,406	267500	196306	71194
Pax World Funds Series Trust I:
Pax Sustainable Allocation Fund - Investor Class	171,002	300,373	(129,371)	162,436	292,297	(129,861)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	82,758	74,465	8,293	96,633	65,926	30,707
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	638,426	900,988	(262,562)	581,573	1,160,188	(578,615)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	41,248	206,532	(165,284)	43,201	148,991	(105,790)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	9,717	11,394	(1,677)	17,457	19,970	(2,513)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	11,240	6,710	4,530	33,199	25,903	7,296
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	144	—	144	—	—	—
Pioneer High Yield VCT Portfolio - Class I	102,594	170,322	(67,728)	95,021	316,062	(221,041)
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	2,678	1,565	1,113	2,847	964	1,883
RiverSource Investment Series, Inc.:
Columbia Large Cap Value Fund - Advisor Class	171,425	137,220	34,205	1,218,739	320,693	898,046
Royce Fund:
Royce Total Return Fund - Service Class	202	1	201	1,446	830	616
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	118,802	123,013	(4,211)	202,644	159,788	42,856
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	246,943	211,926	35,017	247,719	266,195	(18,476)
T. Rowe Price Investment Services, Inc.:
T. Rowe Price Institutional Large-Cap Growth Fund	358,848	183,564	175,284	411,370	167,826	243,544
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	4,822	25,183	(20,361)	1,390	7,933	(6,543)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	1,766	1,199	567	3,609	2,358	1,251
TCW Funds Inc:
TCW Total Return Bond Fund - Class N	247,746	142,197	105,549	200,181	179,012	21,169
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	1,801	7,958	(6,157)	2,867	2,589	278
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	225,681	406,765	(181,084)	218,255	536,138	(317,883)
Templeton Global Bond Fund - Class A	568,967	1,396,925	(827,958)	790,482	1,112,094	(321,612)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,200	776	424	3,134	5,145	(2,011)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	4	198	(194)	7	—	7
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	229,440	92,589	136,851	287,860	107,570	180,290
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,474,145	2,426,952	47,193	2,210,557	1,705,477	505,080
Vanguard® Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	14,974	7	14,967	—	—	—
Vanguard® Total Bond Market Index Fund - Investor Shares	428	450	(22)	60	38	22
Vanguard® Total International Stock Index Fund - Admiral™ Shares	1,377	1	1,376	—	—	—
Vanguard® Total International Stock Index Fund - Investor Shares	751	752	(1)	2	1	1
Vanguard® Whitehall Funds:
Diversified Value Portfolio	109	1,048	(939)	150	—	150
Equity Income Portfolio	1,073	1,903	(830)	384	595	(211)
Small Company Growth Portfolio	418	530	(112)	178	24	154
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	9,063	26,028	(16,965)	18,447	3,677	14,770
Victory Sycamore Established Value Fund - Class A	136,964	56,828	80,136	137,810	37,383	100,427
Victory Sycamore Small Company Opportunity Fund - Class R	29	70	(41)	82	1,744	(1,662)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,694,227	5,076,628	(382,401)	6,742,832	7,575,146	(832,314)
Voya Equity Trust:
Voya Large Cap Value Fund - Class A	2,723	3,646	(923)	487	4,659	(4,172)
Voya Real Estate Fund - Class A	22,804	26,996	(4,192)	4,667	5,070	(403)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	177,572	71,884	105,688	187,063	33,201	153,862
Voya GNMA Income Fund - Class A	90,411	96,108	(5,697)	61,854	92,151	(30,297)
Voya Intermediate Bond Fund - Class A	15,201	18,497	(3,296)	26,962	25,157	1,805
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	45,492,601	45,098,380	394,221	8,682,857	10,545,203	(1,862,346)
Voya Intermediate Bond Portfolio - Class S	2,485	8,757	(6,272)	3,841	36,157	(32,316)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	74,503	61,079	13,424	50,964	74,097	(23,133)
Voya High Yield Portfolio - Adviser Class	16	1,257	(1,241)	703	456	247
Voya High Yield Portfolio - Institutional Class	6,287,453	1,327,502	4,959,951	452,830	646,153	(193,323)
Voya High Yield Portfolio - Service Class	145,279	1,121,044	(975,765)	192,320	241,528	(49,208)
Voya Large Cap Growth Portfolio - Adviser Class	28	612	(584)	95	2,668	(2,573)
Voya Large Cap Growth Portfolio - Institutional Class	3,084,914	3,476,955	(392,041)	3,215,071	4,844,168	(1,629,097)
Voya Large Cap Growth Portfolio - Service Class	46,401	331,074	(284,673)	136,077	98,030	38,047
Voya Large Cap Value Portfolio - Adviser Class	—	165	(165)	—	293	(293)
Voya Large Cap Value Portfolio - Institutional Class	3,108,101	4,552,451	(1,444,350)	4,399,552	6,915,673	(2,516,121)
Voya Large Cap Value Portfolio - Service Class	14,631	31,237	(16,606)	16,267	37,742	(21,475)
Voya Limited Maturity Bond Portfolio - Adviser Class	41	1,075	(1,034)	462	65	397
Voya U.S. Stock Index Portfolio - Institutional Class	2,403,892	1,164,216	1,239,676	267,834	238,350	29,484
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	20	961	(941)	385	1,438	(1,053)
VY® Clarion Global Real Estate Portfolio - Institutional Class	753,650	954,444	(200,794)	583,017	1,268,139	(685,122)
VY® Clarion Real Estate Portfolio - Adviser Class	—	—	—	—	273	(273)
VY® Clarion Real Estate Portfolio - Institutional Class	1,213,213	1,224,421	(11,208)	1,463,723	1,478,067	(14,344)
VY® Clarion Real Estate Portfolio - Service Class	265,750	417,622	(151,872)	238,155	874,112	(635,957)
VY® Invesco Growth and Income Portfolio - Institutional Class	98,637	330,737	(232,100)	202,583	264,268	(61,685)
VY® Invesco Growth and Income Portfolio - Service Class	120,546	276,273	(155,727)	155,878	271,113	(115,235)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	159	430	(271)	551	1,383	(832)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	68,740	88,809	(20,069)	102,288	196,283	(93,995)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	216,788	231,527	(14,739)	301,101	437,189	(136,088)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	36	1,168	(1,132)	413	1,338	(925)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	260,204	340,564	(80,360)	339,333	270,162	69,171
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	239,955	214,661	25,294	279,952	265,596	14,356
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	25	—	25	56	2,105	(2,049)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	210	(210)	—	9,463	(9,463)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,865,017	1,727,657	1,137,360	2,291,923	1,789,593	502,330
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	6,531,993	4,965,966	1,566,027	5,231,426	5,492,918	(261,492)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	325	2,909	(2,584)	4,404	14,884	(10,480)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,640,654	2,101,403	539,251	997,078	1,218,288	(221,210)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Investors Trust: (continued)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	91	1,484	(1,393)	794	120	674
VY® T. Rowe Price International Stock Portfolio - Service Class	74,210	90,184	(15,974)	80,119	120,148	(40,029)
VY® Templeton Global Growth Portfolio - Institutional Class	2,134	27,821	(25,687)	2,953	7,620	(4,667)
VY® Templeton Global Growth Portfolio - Service Class	16,738	327,292	(310,554)	53,699	112,188	(58,489)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	16,139,130	14,937,448	1,201,682	24,561,612	23,410,403	1,151,209
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	2,160	2,386	(226)	365	241	124
Voya Multi-Manager International Small Cap Fund - Class A	634	3,343	(2,709)	2,293	4,251	(1,958)
Voya Multi-Manager International Small Cap Fund - Class I	26,749	54,944	(28,195)	144,671	125,061	19,610
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	907	283	624	1,754	719	1,035
Voya Global Bond Portfolio - Initial Class	3,061,951	3,318,856	(256,905)	4,754,221	5,011,738	(257,517)
Voya Global Bond Portfolio - Service Class	26,139	17,957	8,182	27,893	41,635	(13,742)
Voya Index Solution 2025 Portfolio - Initial Class	129,703	152,754	(23,051)	166,873	132,294	34,579
Voya Index Solution 2025 Portfolio - Service 2 Class	84,986	139,512	(54,526)	55,739	145,253	(89,514)
Voya Index Solution 2025 Portfolio - Service Class	195,661	151,860	43,801	46,263	33,408	12,855
Voya Index Solution 2035 Portfolio - Initial Class	174,556	144,015	30,541	209,775	70,155	139,620
Voya Index Solution 2035 Portfolio - Service 2 Class	33,573	27,753	5,820	54,256	89,312	(35,056)
Voya Index Solution 2035 Portfolio - Service Class	169,387	113,114	56,273	52,591	17,799	34,792
Voya Index Solution 2045 Portfolio - Initial Class	158,543	152,399	6,144	170,219	118,600	51,619
Voya Index Solution 2045 Portfolio - Service 2 Class	53,238	34,787	18,451	59,644	93,885	(34,241)
Voya Index Solution 2045 Portfolio - Service Class	108,273	88,767	19,506	38,706	3,866	34,840
Voya Index Solution 2055 Portfolio - Initial Class	166,846	126,462	40,384	146,032	65,907	80,125
Voya Index Solution 2055 Portfolio - Service 2 Class	27,129	19,041	8,088	55,536	55,690	(154)
Voya Index Solution 2055 Portfolio - Service Class	89,652	56,262	33,390	49,871	28,560	21,311
Voya Index Solution Income Portfolio - Initial Class	59,518	99,172	(39,654)	60,736	100,971	(40,235)
Voya Index Solution Income Portfolio - Service 2 Class	26,579	49,852	(23,273)	33,518	48,263	(14,745)
Voya Index Solution Income Portfolio - Service Class	44,273	40,389	3,884	17,270	17,768	(498)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	395	2,324	(1,929)	888	1,979	(1,091)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,665,987	2,212,099	(546,112)	1,922,756	2,696,545	(773,789)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Partners, Inc.: (continued)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,867	3,960	(2,093)	4,610	11,503	(6,893)
Voya Solution 2025 Portfolio - Adviser Class	259	3,801	(3,542)	269	1,040	(771)
Voya Solution 2025 Portfolio - Initial Class	236,313	149,325	86,988	167,477	132,519	34,958
Voya Solution 2025 Portfolio - Service 2 Class	104,467	227,740	(123,273)	221,827	237,844	(16,017)
Voya Solution 2025 Portfolio - Service Class	1,287,027	1,749,146	(462,119)	1,548,805	2,165,537	(616,732)
Voya Solution 2035 Portfolio - Adviser Class	59	529	(470)	241	1,320	(1,079)
Voya Solution 2035 Portfolio - Initial Class	240,497	75,637	164,860	174,676	56,333	118,343
Voya Solution 2035 Portfolio - Service 2 Class	282,459	380,990	(98,531)	291,368	295,918	(4,550)
Voya Solution 2035 Portfolio - Service Class	1,435,921	1,672,162	(236,241)	1,342,086	1,706,633	(364,547)
Voya Solution 2045 Portfolio - Adviser Class	15	14	1	33	678	(645)
Voya Solution 2045 Portfolio - Initial Class	172,097	90,496	81,601	166,443	122,344	44,099
Voya Solution 2045 Portfolio - Service 2 Class	125,765	184,940	(59,175)	162,254	158,821	3,433
Voya Solution 2045 Portfolio - Service Class	1,079,684	1,136,874	(57,190)	1,101,549	1,737,240	(635,691)
Voya Solution 2055 Portfolio - Initial Class	105,231	27,950	77,281	66,358	31,097	35,261
Voya Solution 2055 Portfolio - Service 2 Class	56,600	69,219	(12,619)	75,929	58,437	17,492
Voya Solution 2055 Portfolio - Service Class	542,185	366,855	175,330	475,658	466,888	8,770
Voya Solution Balanced Portfolio - Service Class	57,489	69,726	(12,237)	82,776	141,546	(58,770)
Voya Solution Income Portfolio - Adviser Class	—	1,528	(1,528)	—	1,331	(1,331)
Voya Solution Income Portfolio - Initial Class	88,856	120,185	(31,329)	145,605	188,592	(42,987)
Voya Solution Income Portfolio - Service 2 Class	96,853	149,150	(52,297)	103,201	164,549	(61,348)
Voya Solution Income Portfolio - Service Class	667,378	1,183,991	(516,613)	541,335	1,181,620	(640,285)
Voya Solution Moderately Conservative Portfolio - Service Class	122,790	80,597	42,193	81,321	144,038	(62,717)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	329	319	10	21	950	(929)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	158,796	454,173	(295,377)	244,819	260,725	(15,906)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,821,555	1,273,548	548,007	684,409	842,315	(157,906)
VY® Baron Growth Portfolio - Adviser Class	306	1,155	(849)	974	5,067	(4,093)
VY® Baron Growth Portfolio - Service Class	2,199,034	1,621,251	577,783	1,229,102	1,339,128	(110,026)
VY® Columbia Contrarian Core Portfolio - Service Class	68,823	106,652	(37,829)	372,988	429,177	(56,189)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	203	(203)	—	735	(735)
VY® Columbia Small Cap Value II Portfolio - Service Class	45,575	83,365	(37,790)	55,164	69,093	(13,929)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Partners, Inc.: (continued)
VY® Invesco Comstock Portfolio - Adviser Class	301	1,248	(947)	732	8,391	(7,659)
VY® Invesco Comstock Portfolio - Service Class	1,557,631	1,656,610	(98,979)	623,188	865,910	(242,722)
VY® Invesco Equity and Income Portfolio - Adviser Class	405	5,431	(5,026)	15,305	18,175	(2,870)
VY® Invesco Equity and Income Portfolio - Initial Class	1,609,527	2,809,804	(1,200,277)	1,687,901	3,385,785	(1,697,884)
VY® Invesco Equity and Income Portfolio - Service Class	16,784	35,912	(19,128)	13,576	36,766	(23,190)
VY® Invesco Oppenheimer Global Portfolio - Adviser Class	100	856	(756)	594	8,906	(8,312)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	3,330,556	5,093,462	(1,762,906)	3,217,060	5,185,833	(1,968,773)
VY® Invesco Oppenheimer Global Portfolio - Service Class	4,786	5,230	(444)	4,429	7,033	(2,604)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	109	1,286	(1,177)	665	3,261	(2,596)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	84,055	227,949	(143,894)	96,404	190,395	(93,991)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	739,176	935,458	(196,282)	568,040	780,619	(212,579)
VY® Pioneer High Yield Portfolio - Initial Class	5,972,793	7,752,033	(1,779,240)	902,814	957,110	(54,296)
VY® Pioneer High Yield Portfolio - Service Class	1,911	11,357	(9,446)	6,703	16,221	(9,518)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	296	535	(239)	169	1,091	(922)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,014,985	2,634,191	(619,206)	1,995,216	3,110,321	(1,115,105)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,093	12,811	(8,718)	7,369	10,717	(3,348)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	381	3,919	(3,538)	4,016	27,807	(23,791)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	15,209,008	13,793,775	1,415,233	4,040,160	4,348,348	(308,188)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	10,132	37,585	(27,453)	25,630	41,004	(15,374)
Voya Series Fund, Inc.:
Voya Corporate Leaders 100 Fund - Class I	115,626	123,565	(7,939)	186,564	115,413	71,151
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,176,834	1,175,186	1,648	916,794	965,008	(48,214)
Voya Strategic Allocation Growth Portfolio - Class I	483,348	570,917	(87,569)	471,427	685,366	(213,939)
Voya Strategic Allocation Moderate Portfolio - Class I	845,269	992,141	(146,872)	901,240	1,151,914	(250,674)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	200	3,804	(3,604)	1,106	6,837	(5,731)
Voya Growth and Income Portfolio - Class I	7,361,771	10,147,939	(2,786,168)	9,301,928	12,386,080	(3,084,152)
Voya Growth and Income Portfolio - Class S	1,531	1,545	(14)	2,972	8,570	(5,598)

			Year ended December 31
		2019			2018
			Net			Net
	Units	Units	Increase	Units	Units	Increase
	Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Voya Variable Portfolios, Inc.:
Voya Global Equity Portfolio - Class I	3,810,656	3,912,017	(101,361)	2,978,563	3,607,774	(629,211)
Voya Global Equity Portfolio - Class S	66,418	154,154	(87,736)	74,787	159,547	(84,760)
Voya Index Plus LargeCap Portfolio - Class I	3,027,125	3,967,308	(940,183)	2,808,901	3,151,649	(342,748)
Voya Index Plus LargeCap Portfolio - Class S	56	1,003	(947)	366	589	(223)
Voya Index Plus MidCap Portfolio - Class I	2,830,622	2,647,839	182,783	1,331,123	2,104,075	(772,952)
Voya Index Plus MidCap Portfolio - Class S	190	794	(604)	16	47	(31)
Voya Index Plus SmallCap Portfolio - Class I	511,557	928,183	(416,626)	626,938	980,858	(353,920)
Voya Index Plus SmallCap Portfolio - Class S	58	978	(920)	33	706	(673)
Voya International Index Portfolio - Class I	1,089,060	1,120,328	(31,268)	1,194,503	1,011,520	182,983
Voya International Index Portfolio - Class S	17	—	17	24	90	(66)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	17,941,062	17,776,014	165,048	1,300,333	1,158,973	141,360
Voya Russell™ Large Cap Growth Index Portfolio - Class S	14,514	5,600	8,914	30,893	23,626	7,267
Voya Russell™ Large Cap Index Portfolio - Class I	1,512,475	1,187,425	325,050	1,591,999	1,014,378	577,621
Voya Russell™ Large Cap Index Portfolio - Class S	176,779	178,294	(1,515)	129,243	129,156	87
Voya Russell™ Large Cap Value Index Portfolio - Class I	5,289	10,542	(5,253)	3,411	5,966	(2,555)
Voya Russell™ Large Cap Value Index Portfolio - Class S	151,755	118,308	33,447	150,542	141,998	8,544
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	113,461	105,139	8,322	114,308	108,684	5,624
Voya Russell™ Mid Cap Index Portfolio - Class I	1,893,371	1,509,026	384,345	1,307,304	1,464,644	(157,340)
Voya Russell™ Small Cap Index Portfolio - Class I	1,830,685	1,031,016	799,669	1,059,747	737,370	322,377
Voya Small Company Portfolio - Class I	1,382,101	1,671,176	(289,075)	1,288,863	1,722,520	(433,657)
Voya Small Company Portfolio - Class S	228	20	208	309	20	289
Voya U.S. Bond Index Portfolio - Class I	611,067	404,644	206,423	517,873	446,971	70,902
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,232,609	1,535,476	(302,867)	1,003,860	1,238,215	(234,355)
Voya MidCap Opportunities Portfolio - Class S	2,675	9,437	(6,762)	7,052	7,165	(113)
Voya SmallCap Opportunities Portfolio - Class I	790,086	825,337	(35,251)	581,289	648,097	(66,808)
Voya SmallCap Opportunities Portfolio - Class S	459	1,423	(964)	1,178	680	498
Wanger Advisors Trust:
Wanger International	273,812	549,469	(275,657)	367,937	566,517	(198,580)
Wanger Select	128,252	361,161	(232,909)	178,604	475,320	(296,716)

				Year ended December 31
			2019			2018
				Net			Net
		Units	Units	Increase	Units	Units	Increase
		Issued	Redeemed (Decrease)		Issued	Redeemed (Decrease)
Wanger Advisor Trust: (continued)
Wanger USA		365,912	484,200	(118,288)	552,835	537,821	15,014
Washington Mutual Investors Fund	, Inc.:
Washington Mutual Investors Fund	- Class R-3	15,215	76,988	(61,773)	14,184	28,523	(14,339)
Washington Mutual Investors Fund	- Class R-4	1,483,276	1,354,650	128,626	1,653,844	1,271,247	382,597
Wells Fargo Funds Trust:
Wells Fargo Small Cap Value Fund - Class A		448	7,033	(6,585)	539	564	(25)
Wells Fargo Small Company Growth Fund - Administrator Class		201,292	226,086	(24,794)	612,757	197,735	415,022
Wells Fargo Small Company Value Fund - Class A		12,562	789	11,773	—	—	—
Wells Fargo Special Small Cap Value Fund - Class A		137,920	296,042	(158,122)	148,903	363,027	(214,124)

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2019, 2018, 2017, 2016, and 2015, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AB Relative Value Fund - Class A
2019		6	$11.46	to	$28.25	$167	1.17%	0.70%	to	0.90%	22.02%	to	22.09%
2018		8	$22.43	to	$23.46	$174	1.10%	0.60%	to	0.90%	-6.66%	to	-6.57%
2017		8	$24.03	to	$24.37	$191	0.81%	0.80%	to	0.90%	17.68%	to	17.79%
2016		9	$20.42	to	$20.69	$178	1.75%	0.80%	to	0.90%	10.14%	to	10.29%
2015		9	$18.54	to	$18.76	$169	1.08%	0.80%	to	0.90%	0.32%	to	0.37%
AB VPS Growth and Income Portfolio - Class A
2019		24	$28.42	to	$28.86	$700	1.26%	1.15%	to	1.25%	22.39%	to	22.50%
2018		24	$23.22	to	$23.56	$572	1.01%	1.15%	to	1.25%	-6.82%	to	-6.69%
2017		25	$24.91	to	$25.25	$622	1.26%	1.15%	to	1.25%	17.49%	to	17.55%
2016		31	$21.21	to	$21.48	$655	0.95%	1.15%	to	1.25%	9.90%	to	10.04%
2015		25	$19.30	to	$19.52	$484	1.51%	1.15%	to	1.25%	0.47%	to	0.57%
Aberdeen International Equity Fund - Institutional Class
2019		1,475		$11.63		$17,155	1.47%		—			23.46%
2018		1,322		$9.42		$12,452	2.69%		—			-15.14%
2017		1,117		$11.10		$12,399	1.56%		—			26.28%
2016		784		$8.79		$6,893	2.63%		—			6.55%
2015	7/14/2015	249		$8.25		$2,052	(a)		—			(a)
Invesco Floating Rate Fund - Class R5
2019		31	$11.22	to	$11.94	$359	5.96%	0.30%	to	1.40%	6.13%	to	7.28%
2018		26	$10.57	to	$11.13	$279	5.52%	0.30%	to	1.40%	-1.49%	to	-0.27%
2017		14	$10.73	to	$11.16	$156	4.09%	0.30%	to	1.40%	2.88%	to	4.01%
2016		8	$10.42	to	$10.73	$82	4.68%	0.30%	to	1.40%	9.84%	to	10.85%
2015		5	$9.53	to	$9.58	$47	5.06%	0.95%	to	1.25%	-3.74%	to	-3.43%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Capital Appreciation Fund - Class A
2019		3	$25.38	to	$26.83	$75	—	0.85%	to	1.20%	34.43%	to	34.89%
2018		3	$18.88	to	$19.89	$66	—	0.85%	to	1.20%	-7.09%	to	-6.75%
2017		3	$20.32	to	$21.33	$74	0.01%	0.85%	to	1.20%	25.05%	to	25.47%
2016		4	$16.25	to	$17.00	$64	—	0.85%	to	1.20%	-3.50%	to	-3.19%
2015		5	$16.84	to	$17.56	$85	—	0.85%	to	1.20%	2.00%	to	2.33%
Invesco Oppenheimer Main Street Fund - Class A
2019		112	$13.13	to	$15.16	$1,650	1.02%	0.75%	to	1.20%	30.45%	to	30.91%
2018		81	$10.03	to	$11.60	$910	1.17%	0.75%	to	1.20%	-9.05%	to	-8.57%
2017		64	$10.97	to	$12.72	$796	1.34%	0.75%	to	1.20%	15.34%	to	15.43%
2016	5/13/2016	17		$11.02		$182	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Mid Cap Core Equity Fund - Class A
2019		154	$22.62	to	$29.09	$3,825	0.29%	0.15%	to	1.60%	23.81%	to	25.61%
2018		155	$18.25	to	$23.35	$3,104	0.11%	0.15%	to	1.60%	-13.30%	to	-12.09%
2017		171	$21.05	to	$26.80	$3,949	0.14%	0.15%	to	1.70%	13.12%	to	14.86%
2016		187	$18.57	to	$23.53	$3,791	0.29%	0.15%	to	1.70%	10.34%	to	11.81%
2015		197	$16.83	to	$21.22	$3,609	0.03%	0.15%	to	1.60%	-5.87%	to	-4.45%
Invesco Small Cap Growth Fund - Class A
2019		3		$35.94		$114	—		1.00%			23.04%
2018		3		$29.21		$91	—		1.00%			9.90%
2017		3		$32.42		$102	—		1.00%			23.68%
2016		3		$26.22		$72	—		1.00%			10.21%
2015		3		$23.79		$75	—		1.00%			-2.82%
Invesco International Growth Fund - Class R5
2019		50	$12.11	to	$15.02	$715	2.42%	0.75%	to	0.95%	27.21%	to	27.40%
2018		46	$9.52	to	$11.79	$523	1.16%	0.75%	to	0.95%	-15.90%	to	-15.67%
2017		50	$11.32	to	$13.98	$686	2.17%	0.75%	to	0.95%		21.99%
2016		48		$11.46		$547	1.69%		0.85%			-1.38%
2015		39		$11.62		$453	1.63%		0.85%			-3.09%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer International Growth Fund - Class Y
2019	67	$11.32	to	$11.98	$770	1.27%	0.40%	to	1.40%	27.19%	to	28.54%
2018	55	$8.90	to	$9.32	$492	1.45%	0.40%	to	1.40%	-20.46%	to	-19.72%
2017	42	$11.19	to	$11.61	$474	1.12%	0.40%	to	1.40%	25.17%	to	26.47%
2016	28	$8.94	to	$9.18	$255	1.80%	0.40%	to	1.40%	-3.34%	to	-2.44%
2015	12	$9.27	to	$9.41	$114	1.61%	0.40%	to	1.35%	2.09%	to	2.95%
Invesco Oppenheimer International Small-Mid Company Fund - Class Y
2019	48	$16.39	to	$17.19	$795	0.45%	0.55%	to	1.40%	23.33%	to	24.38%
2018	40	$13.29	to	$13.82	$543	0.86%	0.55%	to	1.40%	-10.51%	to	-9.73%
2017	41	$14.85	to	$15.31	$616	1.30%	0.55%	to	1.40%	36.36%	to	37.31%
2016	33	$10.89	to	$11.07	$365	0.58%	0.75%	to	1.40%	-1.63%	to	-1.17%
2015	15	$11.07	to	$11.15	$163	—	0.95%	to	1.40%	13.54%	to	14.12%
Invesco Endeavor Fund - Class A
2019	1	$23.61	to	$24.81	$26	—	0.45%	to	0.95%	20.58%	to	21.20%
2018	1	$19.58	to	$20.47	$14	—	0.45%	to	0.95%	-17.87%	to	-17.46%
2017	1	$23.84	to	$24.80	$15	—	0.45%	to	0.95%	16.55%	to	16.93%
2016	1	$20.00	to	$21.21	$12	—	0.45%	to	1.30%	19.26%	to	20.31%
2015	1	$16.77	to	$17.63	11	—	0.45%	to	1.30%	-11.86%	to	-11.18%
Invesco Health Care Fund - Investor Class
2019	1	$83.22	to	$94.13	$115	—	0.65%	to	1.50%	30.01%	to	31.14%
2018	2	$64.01	to	$71.78	$132	—	0.65%	to	1.50%	-1.04%	to	-0.19%
2017	2	$64.67	to	$71.91	$109	—	0.65%	to	1.50%	13.73%	to	14.72%
2016	3	$56.86	to	$62.69	$190	—	0.65%	to	1.50%	-13.02%	to	-12.28%
2015	4	$65.38	to	$71.47	$258	—	0.65%	to	1.50%	1.46%	to	2.32%
Invesco Oppenheimer Developing Markets Fund - Class A
2019	3,775	$12.89	to	$118.87	$246,688	—	0.00%	to	1.75%	21.86%	to	23.99%
2018	4,037	$10.47	to	$95.87	$216,966	—	0.00%	to	1.75%	-13.67%	to	-12.14%
2017	4,354	$12.01	to	$109.12	$268,701	—	0.00%	to	1.75%	32.45%	to	34.81%
2016	3,352	$10.31	to	$80.96	$197,196	—	0.00%	to	1.75%	5.05%	to	6.94%
2015	3,558	$9.74	to	$75.74	$197,414	0.38%	0.00%	to	1.75%	-15.58%	to	-14.07%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Developing Markets Fund - Class Y
2019	3,305	$14.09	to	$15.45	$49,389	0.55%	0.00%	to	1.25%	22.74%	to	24.30%
2018	3,523	$11.48	to	$12.43	$42,564	0.56%	0.00%	to	1.25%	-13.03%	to	-11.91%
2017	3,726	$13.20	to	$14.11	$51,340	0.67%	0.00%	to	1.25%	33.47%	to	35.15%
2016	3,464	$9.89	to	$10.44	$35,494	0.53%	0.00%	to	1.25%	5.78%	to	7.08%
2015	3,532	$9.35	to	$9.75	$33,914	0.69%	0.00%	to	1.25%	-14.85%	to	-13.79%
Invesco Oppenheimer International Bond Fund - Class A
2019	4	$11.70	to	$12.54	$44	5.59%	0.70%	to	1.40%	8.37%	to	8.67%
2018	12	$10.99	to	$11.80	$135	4.75%	0.45%	to	1.25%	-7.02%	to	-6.27%
2017	13	$11.82	to	$12.59	$160	3.79%	0.45%	to	1.25%	9.44%	to	10.34%
2016	15	$10.58	to	$11.41	$163	4.02%	0.45%	to	1.55%	4.55%	to	5.45%
2015	5	$10.12	to	$10.64	$54	3.60%	0.70%	to	1.55%	-5.24%	to	-4.40%
Invesco High Yield Fund - Class R5
2019	69	$11.51	to	$12.25	$800	6.15%	0.30%	to	1.40%	11.96%	to	13.22%
2018	51	$10.28	to	$10.82	$533	5.54%	0.30%	to	1.40%	-4.64%	to	-3.57%
2017	37	$10.78	to	$11.22	$405	5.31%	0.30%	to	1.40%	5.17%	to	6.35%
2016	26	$10.25	to	$10.55	$269	5.73%	0.30%	to	1.40%	10.10%	to	11.29%
2015	16	$9.31	to	$9.48	$153	6.38%	0.30%	to	1.40%	-4.12%	to	-3.07%
Invesco American Value Fund - Class R5
2019	77	$12.87	to	$13.50	$1,002	0.34%	0.55%	to	1.40%	23.39%	to	24.42%
2018	72	$10.43	to	$10.85	$754	0.92%	0.55%	to	1.40%	-13.80%	to	-13.41%
2017	62	$12.10	to	$12.30	$761	1.02%	0.95%	to	1.40%	8.33%	to	8.75%
2016	64	$11.17	to	$11.31	$717	0.48%	0.95%	to	1.40%	14.45%	to	15.06%
2015	85	$9.76	to	$9.83	$830	0.19%	0.95%	to	1.40%	-9.88%	to	-9.48%
Invesco Energy Fund - Class R5
2019	10	$4.43	to	$4.72	$47	2.20%	0.30%	to	1.40%	3.75%	to	5.12%
2018	10	$4.27	to	$4.49	$44	2.41%	0.30%	to	1.40%	-27.50%	to	-26.75%
2017	20	$5.89	to	$6.13	$122	4.30%	0.30%	to	1.40%	-9.10%	to	-8.51%
2016	6	$6.48	to	$6.58	$40	2.29%	0.80%	to	1.40%	23.43%	to	24.01%
2015	2	$5.25	to	$5.29	$9	—	0.95%	to	1.40%	-30.09%	to	-29.75%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer Gold & Special Minerals Fund - Class A
2019	10	$7.59	to	$8.26	$79	—	0.80%	to	1.65%	44.02%	to	45.17%
2018	8	$5.27	to	$5.69	$45	—	0.80%	to	1.65%		-14.29%
2017	8	$6.12	to	$6.92	$52	3.12%	0.20%	to	1.75%	15.04%	to	16.89%
2016	7	$5.32	to	$5.92	$38	8.12%	0.20%	to	1.75%	46.67%	to	48.37%
2015	6	$3.66	to	$3.99	$24	—	0.20%	to	1.65%	-24.09%	to	-23.27%
Invesco Small Cap Value Fund - Class A
2019	1	$30.76	to	$35.90	$45	—	0.20%	to	1.65%	29.90%	to	31.79%
2018	2	$23.68	to	$27.24	$60	—	0.20%	to	1.65%	-26.53%	to	-25.43%
2017	4	$32.23	to	$36.53	$152	—	0.20%	to	1.65%	16.35%	to	17.46%
2016	11	$27.70	to	$30.71	$318	0.18%	0.30%	to	1.65%	16.34%	to	17.59%
2015	12	$23.81	to	$26.22	$305	—	0.20%	to	1.65%	-10.32%	to	-8.99%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2019	1	$12.33	to	$25.25	$18	—	1.25%	to	1.50%	37.31%	to	37.68%
2018	1	$8.98	to	$18.34	$14	—	1.25%	to	1.50%	-7.52%	to	-7.28%
2017	2	$9.71	to	$19.78	$16	0.03%	1.25%	to	1.50%	26.93%	to	27.20%
2016	2	$7.65	to	$15.55	$14	—	1.25%	to	1.50%	0.79%	to	1.04%
2015	2	$7.59	to	$15.39	$15	—	1.25%	to	1.50%	4.98%	to	5.34%
Invesco Oppenheimer V.I. Global Fund - Series I
2019	6	$33.47	to	$57.58	$292	0.76%	0.50%	to	1.40%	29.96%	to	31.13%
2018	6	$25.59	to	$43.91	$231	1.17%	0.50%	to	1.40%	-14.40%	to	-13.61%
2017	6	$25.66	to	$50.83	$283	0.94%	0.50%	to	1.80%	34.21%	to	35.98%
2016	6	$19.12	to	$37.38	$211	0.98%	0.50%	to	1.80%	-1.70%	to	-0.43%
2015	7	$19.45	to	$37.54	$225	1.34%	0.50%	to	1.80%	2.10%	to	3.44%
Invesco Oppenheimer V.I. Global Strategic Income Fund - Series I
2019	4	$22.70	to	$26.44	$98	4.26%	0.55%	to	1.25%	9.40%	to	10.21%
2018	4	$20.75	to	$23.99	$90	5.41%	0.55%	to	1.25%	-5.60%	to	-4.91%
2017	4	$21.98	to	$25.23	$95	2.30%	0.55%	to	1.25%	4.97%	to	5.70%
2016	4	$20.94	to	$23.87	$90	4.71%	0.55%	to	1.25%	5.23%	to	5.95%
2015	4	$19.90	to	$22.34	$96	6.19%	0.60%	to	1.25%	-3.49%	to	-2.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Main Street Fund - Series I
2019	3	$21.14	to	$24.53	$61	1.75%	1.25%	to	1.50%	30.09%	to	30.48%
2018	3	$16.25	to	$18.80	$53	1.68%	1.25%	to	1.50%	-9.27%	to	-9.05%
2017	4	$17.91	to	$20.67	$66	1.26%	1.25%	to	1.50%	15.18%	to	15.47%
2016	4	$15.55	to	$17.90	$64	1.09%	1.25%	to	1.50%	9.97%	to	10.22%
2015	5	$14.14	to	$16.24	$66	1.43%	1.25%	to	1.50%	1.80%	to	2.01%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2019	1,156	$11.22	to	$36.50	$29,094	0.20%	0.00%	to	1.50%	24.57%	to	26.47%
2018	1,000	$18.81	to	$29.15	$24,778	0.33%	0.00%	to	1.50%	-11.67%	to	-10.32%
2017	1,058	$21.17	to	$32.83	$29,512	0.87%	0.00%	to	1.50%	12.45%	to	14.17%
2016	1,123	$18.71	to	$29.05	$27,621	0.50%	0.00%	to	1.50%	16.33%	to	18.02%
2015	1,207	$15.99	to	$24.85	$25,350	0.94%	0.00%	to	1.50%	-7.32%	to	-5.91%
Fundamental InvestorsSM - Class R-3
2019	505	$24.12	to	$99.37	$32,064	—	0.00%	to	1.50%	34.67%	to	36.76%
2018	553	$17.91	to	$72.66	$26,539	—	0.00%	to	1.50%	-5.06%	to	-3.62%
2017	560	$18.86	to	$75.39	$28,558	0.09%	0.00%	to	1.50%	25.44%	to	27.33%
2016	569	$15.03	to	$59.21	$23,516	—	0.00%	to	1.50%	0.74%	to	2.28%
2015	652	$14.92	to	$57.89	$26,133	—	0.00%	to	1.50%	3.40%	to	5.01%
Fundamental InvestorsSM - Class R-4
2019	1,570	$16.09	to	$29.82	$30,828	0.97%	0.10%	to	1.95%	26.42%	to	28.80%
2018	1,738	$12.62	to	$23.24	$27,039	0.93%	0.00%	to	1.95%	-11.17%	to	-9.39%
2017	1,909	$14.10	to	$25.77	$33,267	1.02%	0.00%	to	1.95%	11.03%	to	13.17%
2016	2,132	$12.61	to	$22.89	$33,203	0.75%	0.00%	to	1.95%	8.06%	to	10.29%
2015	2,339	$11.57	to	$20.86	$33,322	1.13%	0.00%	to	1.95%	-7.56%	to	-5.77%
Alger Responsible Investing Fund - Class A
2019	204	$22.32	to	$38.57	$7,080	—	0.00%	to	1.50%	31.94%	to	33.88%
2018	234	$15.94	to	$28.81	$6,124	—	0.00%	to	1.50%	-3.15%	to	-1.64%
2017	206	$16.43	to	$29.29	$5,544	—	0.00%	to	1.50%	25.51%	to	27.40%
2016	171	$13.07	to	$22.99	$3,644	—	0.00%	to	1.50%	0.49%	to	2.00%
2015	176	$12.99	to	$22.54	$3,708	—	0.00%	to	1.50%	0.94%	to	2.45%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Alger Capital Appreciation Fund - Class A
2019	3	$35.23	to	$37.20	$123	—	0.60%	to	1.15%	31.60%	to	32.34%
2018	4	$26.77	to	$28.11	$115	—	0.60%	to	1.15%	-2.12%	to	-1.58%
2017	4	$27.35	to	$28.56	$103	—	0.60%	to	1.15%	30.19%	to	30.41%
2016	22	$20.51	to	$21.90	$481	—	0.60%	to	1.55%	-1.20%	to	-0.37%
2015	56	$20.76	to	$22.48	$1,225	—	0.20%	to	1.55%	5.39%	to	6.04%
AllianzGI NFJ Dividend Value Fund - Class A
2019	9	$28.41	to	$29.33	$244	1.85%	0.70%	to	1.00%	23.41%	to	23.76%
2018	13	$23.02	to	$23.70	$297	1.91%	0.70%	to	1.00%	-11.02%	to	-10.73%
2017	13	$25.87	to	$26.55	$331	1.88%	0.70%	to	1.00%	14.57%	to	14.89%
2016	13	$22.58	to	$23.11	$293	2.31%	0.70%	to	1.00%	14.68%	to	15.09%
2015	12	$19.69	to	$20.08	$247	2.36%	0.70%	to	1.00%	-9.51%	to	-9.26%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2019	—		$18.76		$8	—		0.80%			23.99%
2018	—		$15.13		$6	—		0.80%			-10.10%
2017	—		$16.83		$7	2.04%		0.80%			20.39%
2016	—		$13.98		$6	2.28%		0.80%			13.47%
2015	2		$12.32		$26	3.77%		0.80%			-6.10%
AllianzGI NFJ Small-Cap Value Fund - Class A
2019	1	$28.32	to	$31.91	$29	—	0.70%	to	1.45%	22.49%	to	23.40%
2018	9	$23.12	to	$26.44	$240	2.88%	0.55%	to	1.45%	-20.47%	to	-19.76%
2017	12	$29.07	to	$32.95	$385	0.41%	0.55%	to	1.45%	8.35%	to	9.07%
2016	19	$26.55	to	$30.21	$546	1.36%	0.55%	to	1.55%	21.47%	to	22.26%
2015	22	$21.68	to	$24.71	$535	1.66%	0.55%	to	1.65%	-9.82%	to	-8.82%
Amana Growth Fund - Investor Class
2019	2,178	$11.37	to	$39.56	$62,144	0.40%	0.00%	to	1.70%	30.84%	to	33.09%
2018	1,900	$20.93	to	$30.28	$46,429	0.46%	0.00%	to	1.70%	0.69%	to	2.43%
2017	1,942	$20.74	to	$29.64	$46,559	0.49%	0.00%	to	1.70%	26.82%	to	29.03%
2016	1,998	$16.32	to	$23.04	$37,550	0.65%	0.00%	to	1.70%	5.91%	to	7.62%
2015	2,141	$15.40	to	$21.46	$37,723	0.48%	0.00%	to	1.60%	-2.00%	to	-0.46%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Income Fund - Investor Class
2019	2,815	$11.34	to	$31.61	$74,306	1.25%	0.00%	to	1.50%	23.38%	to	25.29%
2018	3,088	$18.69	to	$25.70	$66,562	1.19%	0.00%	to	1.50%	-6.64%	to	-5.21%
2017	3,299	$20.01	to	$27.18	$75,988	0.55%	0.00%	to	1.50%	19.88%	to	21.66%
2016	3,553	$16.70	to	$22.40	$67,948	1.39%	0.00%	to	1.60%	7.62%	to	9.36%
2015	3,678	$15.50	to	$20.53	$64,741	1.45%	0.00%	to	1.60%	-4.43%	to	-2.86%
American Balanced Fund® - Class R-3
2019	74	$23.35	to	$29.41	$1,969	1.51%	0.00%	to	1.45%	17.04%	to	18.78%
2018	124	$19.95	to	$24.76	$2,791	1.60%	0.00%	to	1.45%	-4.45%	to	-3.05%
2017	126	$20.59	to	$25.54	$2,956	1.39%	0.00%	to	1.55%	13.32%	to	15.05%
2016	212	$18.17	to	$22.20	$4,359	1.40%	0.00%	to	1.55%	6.57%	to	8.24%
2015	266	$17.05	to	$20.51	$5,103	1.30%	0.00%	to	1.55%	-0.23%	to	1.33%
American Beacon Small Cap Value Fund - Investor Class
2019	35	$10.96	to	$13.87	$463	1.03%	0.55%	to	1.25%	21.51%	to	22.42%
2018	28	$8.99	to	$11.33	$315	0.32%	0.55%	to	1.25%	-16.96%	to	-16.38%
2017	23	$10.79	to	$13.55	$303	0.27%	0.55%	to	1.25%	7.05%	to	7.46%
2016	17	$12.34	to	$12.51	$212	0.66%	0.75%	to	1.25%	24.77%	to	25.48%
2015	12	$9.89	to	$9.96	$118	1.10%	0.85%	to	1.25%	-6.52%	to	-6.13%
Inflation-Adjusted Bond Fund - Investor Class
2019	2,226	$10.51	to	$14.21	$26,836	2.33%	0.00%	to	1.80%	5.96%	to	7.90%
2018	2,568	$9.82	to	$13.17	$29,126	2.83%	0.00%	to	1.80%	-4.20%	to	-2.52%
2017	2,734	$10.15	to	$13.51	$31,930	2.53%	0.00%	to	1.90%	1.15%	to	3.05%
2016	2,011	$9.93	to	$13.11	$24,388	2.00%	0.00%	to	1.90%	2.81%	to	4.71%
2015	2,082	$9.56	to	$12.52	$24,336	0.93%	0.00%	to	1.90%	-4.00%	to	-2.11%
Income & Growth Fund - A Class
2019	486	$23.72	to	$79.69	$11,609	1.84%	0.65%	to	1.20%	22.21%	to	22.90%
2018	502	$19.41	to	$64.84	$9,812	1.69%	0.65%	to	1.20%	-8.18%	to	-7.70%
2017	517	$21.14	to	$70.25	$11,002	2.15%	0.65%	to	1.20%	18.83%	to	19.51%
2016	537	$17.79	to	$58.78	$9,606	2.09%	0.65%	to	1.20%	11.96%	to	12.58%
2015	590	$15.89	to	$52.21	$9,398	1.94%	0.65%	to	1.20%	-7.02%	to	-6.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM - Class R-3
2019	46	$21.39	to	$25.32	$1,090	1.31%	0.00%	to	1.45%	25.38%	to	27.17%
2018	47	$17.06	to	$19.91	$889	1.25%	0.00%	to	1.45%	-8.33%	to	-6.96%
2017	52	$18.43	to	$21.40	$1,037	1.12%	0.00%	to	1.55%	21.09%	to	22.68%
2016	89	$15.22	to	$17.26	$1,482	1.28%	0.10%	to	1.55%	10.51%	to	11.90%
2015	92	$13.89	to	$15.52	$1,374	0.90%	0.00%	to	1.45%	1.67%	to	3.05%
Fundamental InvestorsSM - Class R-4
2019	5,153	$22.02	to	$26.23	$121,394	1.56%	0.00%	to	1.50%	25.61%	to	27.58%
2018	5,236	$17.53	to	$20.56	$97,554	1.56%	0.00%	to	1.50%	-8.03%	to	-6.67%
2017	5,519	$19.06	to	$22.03	$111,597	1.49%	0.00%	to	1.50%	21.48%	to	23.28%
2016	5,117	$15.69	to	$17.87	$84,728	1.60%	0.00%	to	1.50%	10.81%	to	12.53%
2015	4,855	$14.16	to	$15.88	$72,172	1.44%	0.00%	to	1.50%	1.80%	to	3.32%
American Mutual Fund® - Class R-4
2019	115	$23.45	to	$26.62	$2,782	0.90%	0.00%	to	1.40%	19.95%	to	21.66%
2018	430	$19.55	to	$21.88	$9,173	2.09%	0.00%	to	1.40%	-3.46%	to	-2.15%
2017	364	$20.25	to	$22.36	$7,946	2.01%	0.00%	to	1.40%	15.91%	to	17.62%
2016	251	$17.47	to	$19.01	$4,659	2.12%	0.00%	to	1.40%	12.56%	to	14.11%
2015	193	$15.52	to	$16.66	$3,156	2.07%	0.00%	to	1.40%	-4.26%	to	-2.91%
AMG Managers Fairpointe Mid Cap Fund - Class N
2019	1,259	$10.33	to	$23.75	$22,420	0.87%	0.00%	to	1.50%	13.72%	to	15.46%
2018	1,202	$18.07	to	$20.57	$22,907	0.34%	0.00%	to	1.50%	-19.80%	to	-18.60%
2017	1,477	$22.53	to	$25.27	$34,886	—	0.00%	to	1.50%	9.85%	to	11.52%
2016	1,865	$16.89	to	$22.66	$38,429	0.33%	0.00%	to	1.50%	22.17%	to	24.10%
2015	2,026	$13.73	to	$18.26	$33,918	0.26%	0.00%	to	1.50%	-11.68%	to	-10.36%
Ariel Appreciation Fund - Investor Class
2019	6	$24.14	to	$29.69	$177	0.68%	0.60%	to	1.90%	22.23%	to	23.86%
2018	18	$19.75	to	$23.97	$412	0.85%	0.60%	to	1.90%	-15.60%	to	-14.51%
2017	19	$23.40	to	$28.04	$529	0.82%	0.60%	to	1.90%	12.93%	to	14.40%
2016	21	$20.72	to	$24.51	$506	0.61%	0.60%	to	1.90%	10.57%	to	12.02%
2015	26	$18.74	to	$21.88	$551	0.96%	0.60%	to	1.90%	-8.00%	to	-6.77%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2019		384	$23.82	to	$41.45	$10,234	0.88%	0.30%	to	1.90%	22.35%	to	24.30%
2018		415	$19.40	to	$33.35	$9,051	0.95%	0.00%	to	1.90%	-15.32	to	-13.68
2017		432	$22.81	to	$38.75	$11,013	0.67%	0.00%	to	1.90%	13.71%	to	15.90%
2016		514	$19.98	to	$33.54	$11,259	—	0.00%	to	1.90%	13.39%	to	15.54%
2015		614	$17.55	to	$29.11	$11,649	0.68%	0.00%	to	1.90%	-5.93%	to	-4.07%
Artisan International Fund - Investor Shares
2019		784	$13.16	to	$23.93	$11,144	0.92%	0.00%	to	1.50%	27.27%	to	29.27%
2018		885	$10.34	to	$18.72	$9,892	1.12%	0.00%	to	1.50%	-12.22%	to	-10.87%
2017		1,026	$11.78	to	$21.22	$13,001	0.73%	0.00%	to	1.50%	29.03%	to	30.99%
2016		1,131	$9.13	to	$16.12	$11,019	1.04%	0.00%	to	1.50%	-11.01%	to	-9.65%
2015		1,338	$10.26	to	$18.07	$14,558	—	0.00%	to	1.50%	-5.26%	to	-3.85%
BlackRock Equity Dividend Fund - Investor A Shares
2019		34	$25.76	to	$29.01	$964	1.85%	0.40%	to	1.60%	25.31%	to	26.74%
2018		35	$20.48	to	$22.89	$769	1.54%	0.40%	to	1.65%	-8.98%	to	-7.81%
2017		37	$22.49	to	$25.43	$920	1.21%	0.10%	to	1.65%	14.56%	to	16.33%
2016		64	$19.64	to	$21.86	$1,363	1.80%	0.10%	to	1.65%	14.12%	to	15.91%
2015		69	$17.21	to	$18.86	$1,273	1.62%	0.10%	to	1.65%	-2.05%	to	-0.53%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2019		466	$15.26	to	$16.60	$7,651	—	0.00%	to	1.40%	23.86%	to	25.67%
2018		496	$12.32	to	$13.34	$6,535	0.45%	0.00%	to	1.40%	6.75%	to	8.20%
2017		300	$11.54	to	$12.44	$3,677	0.06%	0.05%	to	1.40%	23.42%	to	24.26%
2016		124	$9.35	to	$10.05	$1,228	—	0.10%	to	1.40%	-7.06%	to	-5.81%
2015	12/7/2015	17	$10.07	to	$10.15	$171	(a)	0.10%	to	1.25%		(a)
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2019		1,831	$14.99	to	$16.08	$28,072	0.31%	0.00%	to	1.50%	23.37%	to	25.23%
2018		2,017	$12.15	to	$12.84	$24,939	0.11%	0.00%	to	1.50%	6.39%	to	7.99%
2017		1,777	$11.42	to	$11.89	$20,564	—	0.00%	to	1.50%	22.93%	to	24.76%
2016		1,320	$9.29	to	$9.53	12,358	—	0.00%	to	1.50%	-7.47%	to	-6.02%
2015	5/5/2015	1,241	$10.04	to	$10.14	$12,497	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Dividend Fund - Institutional Shares
2019		19	$13.95	to	$14.84	$269	1.75%	0.30%	to	1.40%	27.75%	to	29.16%
2018		17	$10.92	to	$11.49	$188	2.00%	0.30%	to	1.40%	-10.78%	to	-9.81%
2017		17	$12.24	to	$12.74	$213	1.60%	0.30%	to	1.40%	7.36%	to	8.52%
2016		12	$11.40	to	$11.74	$136	0.78%	0.30%	to	1.40%	21.02%	to	22.42%
2015		7	$9.42	to	$9.59	66	2.30%	0.30%	to	1.40%	-8.01%	to	-6.99%
BlackRock Mid Cap Dividend Fund - Investor A Shares
2019		442	$31.31	to	$36.34	$14,680	1.42%	0.10%	to	1.50%	27.33%	to	29.09%
2018		459	$24.59	to	$28.15	$11,923	1.66%	0.10%	to	1.50%	-11.10%	to	-9.83%
2017		500	$27.66	to	$31.22	$14,540	1.15%	0.10%	to	1.50%	6.96%	to	8.44%
2016		570	$25.76	to	$28.79	$15,474	0.45%	0.10%	to	1.55%	20.43%	to	22.20%
2015		566	$21.39	to	$23.72	$12,705	0.74%	0.00%	to	1.55%	-8.29%	to	-6.87%
Bond Fund of America - Class R-4
2019		1,162	$10.27	to	$14.45	$14,957	2.18%	0.00%	to	1.50%	6.40%	to	8.00%
2018		879	$11.40	to	$13.38	$10,636	2.26%	0.00%	to	1.50%	-1.64%	to	-0.07%
2017		857	$11.59	to	$13.39	$10,477	1.86%	0.00%	to	1.50%	1.67%	to	3.16%
2016		850	$11.40	to	$12.98	$10,133	1.73%	0.00%	to	1.50%	1.24%	to	2.77%
2015		861	$11.26	to	$12.63	$10,093	1.98%	0.00%	to	1.50%	-1.23%	to	0.24%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2019	6/4/2019	1		$11.16		$8	(e)		1.00%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Calvert VP SRI Balanced Portfolio
2019		1,319	$18.49	to	$61.56	$53,468	1.57%	0.00%	to	1.50%	22.56%	to	24.44%
2018		1,371	$14.99	to	$49.86	$45,323	1.81%	0.00%	to	1.50%	-4.12%	to	-2.66%
2017		1,449	$15.54	to	$51.61	$49,710	1.98%	0.00%	to	1.50%	10.34%	to	11.95%
2016		1,628	$14.00	to	$46.46	$49,756	1.83%	0.00%	to	1.50%	6.22%	to	7.88%
2015		1,695	$13.10	to	$43.45	$49,166	0.12%	0.00%	to	1.50%	-3.67%	to	-2.17%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Capital Income Builder® - Class R-4
2019		505	$11.62	to	$12.46	$5,991	3.27%	0.00%	to	1.50%	15.62%	to	17.33%
2018		448	$10.05	to	$10.62	$4,575	3.48%	0.00%	to	1.50%	-8.47%	to	-7.09%
2017		390	$10.98	to	$11.43	$4,337	3.57%	0.00%	to	1.50%	12.38%	to	14.19%
2016		291	$9.77	to	$10.01	$2,866	3.91%	0.00%	to	1.50%	5.28%	to	6.53%
2015	5/21/2015	35	$9.28	to	$9.34	$330	(a)	0.40%	to	1.50%		(a)
Capital World Growth & Income FundSM - Class R-3
2019		24	$24.61	to	$27.52	$637	1.51%	0.20%	to	1.25%	23.42%	to	24.69%
2018		26	$19.94	to	$22.07	$557	1.79%	0.20%	to	1.25%	-11.69%	to	-10.76%
2017		27	$22.58	to	$25.16	$670	1.59%	0.00%	to	1.25%	22.72%	to	24.31%
2016		39	$18.40	to	$20.24	$770	2.06%	0.00%	to	1.25%	4.84%	to	6.14%
2015		46	$17.55	to	$19.07	$850	2.09%	0.00%	to	1.25%	-3.68%	to	-2.51%
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2019		104	$13.00	to	$13.14	$1,363	1.84%	0.80%	to	1.40%	29.59%	to	29.96%
2018	6/4/2018	5	$9.96	to	$10.08	$53	(d)	0.95%	to	1.25%		(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)
2015		(d)		(d)		(d)	(d)		(d)			(d)
Cohen & Steers Realty Shares, Inc.
2019		536	$19.66	to	$22.39	$10,992	2.65%	0.00%	to	1.50%	30.89%	to	32.96%
2018		475	$15.02	to	$16.84	$7,400	3.67%	0.00%	to	1.50%	-5.59%	to	-4.21%
2017		551	$15.91	to	$17.58	$9,057	2.60%	0.00%	to	1.50%	5.50%	to	7.06%
2016		586	$15.08	to	$16.42	$9,073	3.02%	0.00%	to	1.50%	4.00%	to	5.59%
2015		539	$14.50	to	$15.55	$7,976	2.74%	0.00%	to	1.50%	3.48%	to	5.00%
Columbia	Acorn® Fund - Class A Shares
2019		2	$27.37	to	$29.19	$67	—	0.80%	to	1.45%	24.41%	to	25.23%
2018		3	$22.00	to	$23.31	$58	—	0.80%	to	1.45%	-6.62%	to	-6.01%
2017		3	$23.55	to	$24.80	$63	—	0.80%	to	1.45%		23.94%
2016		2	$19.46	to	$20.01	$43	—	0.80%	to	1.20%	9.06%	to	9.17%
2015		3	$18.11	to	$18.33	$47	—	0.80%	to	1.00%	-2.84%	to	-2.66%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Acorn® Fund - Institutional Class
2019	—		$24.85		$9	—		0.80%			25.57%
2018	—		$19.79		$5	—		0.80%			-5.85%
2017	—		$21.02		$3	—		0.80%			24.23%
2016	—		$16.92		$1	—		0.80%			—
2015	—		$14.93		$7	—		1.25%			-2.74%
Columbia Select Mid Cap Value Fund - Class A Shares
2019	320	$19.42	to	$23.40	$6,711	0.84%	0.00%	to	1.60%	29.21%	to	31.31%
2018	448	$15.03	to	$17.82	$7,411	0.50%	0.00%	to	1.60%	-14.84%	to	-13.48%
2017	472	$17.65	to	$20.40	$9,051	0.93%	0.05%	to	1.60%	11.50%	to	13.05%
2016	513	$15.83	to	$18.02	$8,702	0.72%	0.10%	to	1.60%	12.19%	to	13.83%
2015	569	$14.11	to	$15.83	$8,510	0.27%	0.10%	to	1.60%	-6.68%	to	-5.27%
Columbia Select Mid Cap Value Fund - Institutional Class
2019	—		$21.95		$2	—		0.80%			30.50%
2018	—		$16.82		$2	—		0.80%			-13.92%
2017	—		$19.54		$2	1.20%		0.80%			12.69%
2016	—		$17.34		$2	0.98%		0.80%			13.33%
2015	—		$15.30		$2	—		0.80%			-5.73%
CRM Mid Cap Value Fund - Investor Shares
2019	3	$29.38	to	$32.16	$110	—	0.70%	to	1.55%	22.79%	to	23.69%
2018	11	$24.18	to	$26.00	296.00	0.31%	0.70%	to	1.45%	-8.44%	to	-7.74%
2017	12	$26.41	to	$28.18	$351	1.24%	0.70%	to	1.45%	17.33%	to	18.25%
2016	13	$22.33	to	$23.83	$298	0.01%	0.70%	to	1.55%	14.22%	to	15.18%
2015	15	$19.55	to	$21.11	$306	1.01%	0.40%	to	1.55%	-4.07%	to	-2.94%
Davis Financial Fund - Class Y
2019	5	$15.51	to	$17.26	$76	1.57%	0.30%	to	1.25%	24.98%	to	26.17%
2018	4	$12.40	to	$13.68	$51	1.98%	0.30%	to	1.25%	-12.61%	to	-11.80%
2017	3	$14.19	to	$15.51	$50	0.55%	0.30%	to	1.20%	18.24%	to	18.70%
2016	4	$12.06	to	$12.14	$50	1.55%	0.75%	to	1.05%	14.08%	to	14.42%
2015	—	$10.57	to	$10.61	$1	—	0.75%	to	1.05%	0.86%	to	1.14%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Delaware Small Cap Value Fund - Class A
2019		174	$11.30	to	$18.45	$2,812	0.95%	0.00%	to	1.50%	25.87%	to	27.86%
2018		192	$13.26	to	$14.43	$2,656	0.60%	0.00%	to	1.50%	-18.80%	to	-17.59%
2017		238	$16.32	to	$17.51	$4,020	0.48%	0.00%	to	1.50%	10.04%	to	11.40%
2016		176	$14.84	to	$15.53	$2,668	0.72%	0.25%	to	1.50%	29.17%	to	30.72%
2015		85	$11.52	to	$11.88	$989	0.71%	0.25%	to	1.40%	-7.77%	to	-6.68%
Delaware Smid Cap Growth Fund - Institutional Class
2019		941		$17.87		$16,822	—		—			35.58%
2018		870		$13.18		$11,472	—		—			0.46%
2017		714		$13.12		$9,364	—		—			35.40%
2016		475		$9.69		$4,601	0.04%		—			-4.06%
2015		140		$10.10		$1,410	—		—			—
DWS Small Cap Growth Fund - Class S
2019		1	$13.86	to	$14.66	$21	—	0.40%	to	1.40%	19.48%	to	20.56%
2018		1	$11.60	to	$12.16	$16	—	0.40%	to	1.40%	-14.45%	to	-13.51%
2017		2	$13.56	to	$14.06	$31	—	0.40%	to	1.40%	19.37%	to	20.58%
2016		1	$11.36	to	$11.66	$15	—	0.40%	to	1.40%	7.37%	to	8.36%
2015		3	$10.58	to	$10.76	$27	—	0.40%	to	1.40%	-3.64%	to	-2.62%
DWS Equity 500 Index Fund - Class S
2019		22		$37.43		$820	1.77%		1.00%			29.83%
2018		22		$28.83		$646	1.74%		1.00%			-5.23%
2017		24		$30.42		$737	1.83%		1.00%			20.19%
2016		30		$25.31		$760	1.89%		1.00%			10.48%
2015		34		$22.91		$783	1.57%		1.00%			0.09%
DFA Emerging Markets Core Equity Portfolio - Institutional Class Shares
2019		212		$12.45		$2,645	2.62%		—			16.03%
2018		188		$10.73		$2,016	2.34%		—			-15.24%
2017		138		$12.66		$1,752	2.38%		—			36.57%
2016		78		$9.27		$723	2.23%		—			12.36%
2015	7/6/2015	23		$8.25		$186	(a)		—			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
DFA Inflation-Protected Securities Portfolio - Institutional Class Shares
2019		116		$11.33		$1,318	1.94%		—			8.42%
2018		100		$10.45		$1,050	2.33%		—			-1.23%
2017		63		$10.58		$670	2.58%		—			3.22%
2016		51		$10.25		$525	2.54%		—			4.70%
2015	7/16/2015	3		$9.79		$34	(a)		—			(a)
DFA U.S. Targeted Value Portfolio - Institutional Class Shares
2019		1,385		$12.84		$17,780	1.47%		—			21.48%
2018		1,237		$10.57		$13,073	1.11%		—			-15.78%
2017		1,075		$12.55		$13,492	1.25%		—			9.61%
2016		783		$11.45		$8,970	1.14%		—			26.80%
2015	7/14/2015	267		$9.03		$2,412	(a)		—			(a)
Dodge & Cox International Stock Fund
2019		10	$15.16	to	$17.50	$168	4.08%	0.50%	to	1.95%	20.41%	to	22.12%
2018		9	$12.59	to	$14.33	$126	2.86%	0.50%	to	1.95%	-19.60%	to	-18.39%
2017		9	$15.65	to	$17.56	$154	1.68%	0.50%	to	1.95%	21.58%	to	23.31%
2016		14	$12.88	to	$14.23	$191	1.57%	0.50%	to	1.95%	6.18%	to	7.72%
2015		26	$12.13	to	$13.21	$331	1.93%	0.50%	to	1.95%	-13.05%	to	-11.82%
Dodge & Cox Stock Fund
2019		5	$28.12	to	$30.59	$135	1.37%	1.00%	to	1.85%	22.53%	to	23.60%
2018		7	$22.95	to	$24.75	$156	1.27%	1.00%	to	1.85%	-8.78%	to	-7.99%
2017		6	$25.16	to	$26.90	$159	1.63%	1.00%	to	1.85%	16.48%	to	17.11%
2016		13	$21.51	to	$23.77	$300	1.46%	0.50%	to	1.95%	18.97%	to	20.66%
2015		17	$18.08	to	$19.70	$328	1.27%	0.50%	to	1.95%	-6.22%	to	-4.97%
Eaton Vance Large-Cap Value Fund - Class R Shares
2019		—	$29.14			$1	—		0.70%			28.60%
2018		—	$22.66	to	$23.78	$2	—	0.20%	to	0.70%	-7.70%	to	-7.22%
2017		—	$24.55	to	$25.63	$2	1.00%	0.20%	to	0.70%	13.71%	to	14.27%
2016		—	$21.59	to	$22.43	$2	1.23%	0.20%	to	0.70%	8.49%	to	9.04%
2015		4	$19.90	to	$20.57	$88	1.10%	0.20%	to	0.70%	-2.02%	to	-1.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2019		103	$10.45	to	$29.87	$2,757	0.70%	0.00%	to	1.55%	24.67%	to	26.57%
2018		149	$8.34	to	$23.60	$3,220	0.88%	0.00%	to	1.55%	-16.79%	to	-15.47%
2017		176	$22.50	to	$27.92	$4,540	0.56%	0.00%	to	1.55%	28.34%	to	30.35%
2016		258	$17.54	to	$21.42	$5,138	0.86%	0.00%	to	1.55%	-1.13%	to	0.37%
2015		314	$17.74	to	$21.34	$6,273	1.32%	0.00%	to	1.55%	-2.63%	to	-1.11%
EuroPacific Growth Fund® - Class R-4
2019		12,700	$11.35	to	$31.00	$313,071	1.11%	0.00%	to	1.50%	25.11%	to	27.01%
2018		13,659	$10.00	to	$24.42	$275,861	1.17%	0.00%	to	1.50%	-16.50%	to	-15.21%
2017		14,398	$11.88	to	$28.80	$348,913	0.95%	0.00%	to	1.50%	28.75%	to	30.77%
2016		14,233	$10.04	to	$22.03	$268,183	1.23%	0.00%	to	1.50%	-0.82%	to	0.69%
2015		14,847	$10.06	to	$21.88	$281,909	1.69%	0.00%	to	1.50%	-2.29%	to	-0.82%
Federated International Leaders Fund - Institutional Shares
2019		1	$12.92	to	$13.16	$10	—	0.75%	to	1.25%	25.56%	to	26.05%
2018		—	$10.33	to	$10.44	$2	—	0.75%	to	1.15%		-21.27%
2017	10/4/2017	—		$13.26		$0	(c)		0.75%			(c)
2016		(c)		(c)		(c)	(c)		(c)			(c)
2015		(c)		(c)		(c)	(c)		(c)			(c)
Fidelity Advisor® New Insights Fund - Class I
2019		174	$17.63	to	$34.58	$3,580	0.40%	0.40%	to	1.85%	27.06%	to	28.89%
2018		149	$13.81	to	$26.83	$2,475	0.24%	0.40%	to	1.85%	-5.94%	to	-4.55%
2017		125	$14.61	to	$28.11	$2,322	0.32%	0.40%	to	1.85%	26.04%	to	27.83%
2016		93	$11.55	to	$21.99	$1,447	0.45%	0.40%	to	1.85%	4.70%	to	6.18%
2015		73	$11.02	to	$20.72	$1,180	0.38%	0.40%	to	1.75%	0.84%	to	2.22%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2019		21,587	$11.40	to	$98.92	$1,291,583	0.47%	0.00%	to	1.95%	29.04%	to	31.60%
2018		21,154	$17.00	to	$75.64	$1,099,134	0.73%	0.00%	to	1.95%	-8.19%	to	-6.37%
2017		24,071	$18.33	to	$80.79	$1,337,984	1.00%	0.00%	to	1.95%	19.53%	to	21.89%
2016		26,164	$15.17	to	$66.29	$1,197,401	0.78%	0.00%	to	1.95%	5.90%	to	8.02%
2015		28,502	$14.17	to	$61.37	$1,229,525	1.03%	0.00%	to	1.95%	-1.28%	to	0.68%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Index 500 Portfolio - Initial Class
2019	4,417	$72.01	to	$73.33	318,967	2.02%	0.75%	to	1.20%	29.77%	to	30.36%
2018	4,372	$55.49	to	$56.25	243,084	2.00%	0.75%	to	1.20%	-5.63%	to	-5.21%
2017	4,314	$58.80	to	$59.34	253,980	1.85%	0.75%	to	1.20%	20.27%	to	20.71%
2016	4,073	$48.89	to	$49.16	199,247	1.49%	0.85%	to	1.20%	10.51%	to	10.92%
2015	3,999	$44.24	to	$44.32	176,926	2.04%	0.85%	to	1.20%		0.14%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2019	439	$37.09	to	$37.30	$16,286	1.81%	0.95%	to	1.20%	16.82%	to	17.11%
2018	456	$31.75	to	$31.85	$14,470	1.72%	0.95%	to	1.20%	-6.48%	to	-6.24%
2017	482	$33.95	to	$33.97	$16,375	1.73%	0.95%	to	1.20%	12.75%	to	12.82%
2016	652	$30.11	to	$30.27	$19,664	1.42%	0.85%	to	1.20%	1.83%	to	2.19%
2015	723	$29.57	to	$29.62	$21,376	1.61%	0.85%	to	1.20%		1.04%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2019	5,579	$11.26	to	$62.51	$250,735	2.00%	0.00%	to	1.95%	24.96%	to	27.48%
2018	6,151	$14.53	to	$49.61	$220,603	2.25%	0.00%	to	1.95%	-10.09%	to	-8.29%
2017	7,027	$15.98	to	$54.73	$276,235	1.67%	0.00%	to	1.95%	10.73%	to	12.89%
2016	7,659	$14.29	to	$49.04	$269,002	2.22%	0.00%	to	1.95%	15.69%	to	18.06%
2015	8,455	$12.21	to	$42.03	$253,886	3.09%	0.00%	to	1.95%	-5.81%	to	-3.96%
Fidelity® VIP Growth Portfolio - Initial Class
2019	7,366	$25.39	to	$83.83	$387,431	0.26%	0.00%	to	1.75%	31.97%	to	34.29%
2018	8,082	$19.08	to	$63.13	$319,689	0.26%	0.00%	to	1.75%	-1.88%	to	-0.16%
2017	8,634	$19.28	to	$63.97	$345,776	0.22%	0.00%	to	1.75%	32.78%	to	35.13%
2016	8,741	$14.40	to	$47.89	$262,156	0.04%	0.00%	to	1.75%	-0.99%	to	0.85%
2015	9,542	$14.41	to	$48.06	$287,422	0.26%	0.00%	to	1.75%	5.31%	to	7.16%
Fidelity® VIP High Income Portfolio - Initial Class
2019	465	$18.52	to	$19.34	$8,611	5.31%	0.95%	to	1.50%	13.43%	to	14.01%
2018	475	$16.29	to	$17.05	$7,738	5.61%	0.95%	to	1.50%	-4.75%	to	-4.16%
2017	512	$17.04	to	$17.90	$8,724	4.74%	0.95%	to	1.50%	5.36%	to	5.70%
2016	699	$16.13	to	$16.99	$11,293	5.31%	0.85%	to	1.50%	12.89%	to	13.67%
2015	732	$14.24	to	$15.05	$10,441	6.54%	0.85%	to	1.50%	-5.05%	to	-4.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Overseas Portfolio - Initial Class
2019	1,228	$11.95	to	$31.74	$28,627	1.72%	0.00%	to	1.50%	25.88%	to	27.78%
2018	1,349	$9.44	to	$27.18	$25,131	1.57%	0.00%	to	1.50%	-16.09%	to	-14.77%
2017	1,508	$11.18	to	$31.90	$33,166	1.49%	0.00%	to	1.50%	28.35%	to	30.24%
2016	1,498	$8.66	to	$24.48	$25,749	1.37%	0.00%	to	1.50%	-6.49%	to	-5.00%
2015	1,654	$9.20	to	$25.79	$30,265	1.41%	0.00%	to	1.50%	2.09%	to	3.62%
Franklin Mutual Global Discovery Fund - Class R
2019	37	$17.07	to	$33.26	$1,099	1.49%	0.00%	to	1.55%	22.13%	to	24.06%
2018	54	$13.98	to	$26.81	$1,325	1.49%	0.00%	to	1.55%	-12.61%	to	-11.41%
2017	66	$15.65	to	$29.37	$1,799	2.01%	0.20%	to	1.55%	7.65%	to	9.06%
2016	66	$14.25	to	$26.92	$1,664	1.74%	0.20%	to	1.55%	10.56%	to	12.03%
2015	72	$12.84	to	$24.03	$1,629	1.18%	0.20%	to	1.55%	-5.32%	to	-4.00%
Franklin Biotechnology Discovery Fund - Advisor Class
2019	22	$12.10	to	$16.24	$323	—	0.40%	to	1.40%	33.26%	to	34.70%
2018	25	$9.08	to	$12.11	$274	—	0.40%	to	1.40%	-16.70%	to	-15.88%
2017	24	$10.90	to	$14.45	$320	—	0.40%	to	1.40%	17.46%	to	18.63%
2016	20	$9.28	to	$12.39	$232	1.29%	0.30%	to	1.40%	-18.09%	to	-17.25%
2015	21	$11.38	to	$14.85	$304	—	0.40%	to	1.25%	4.46%	to	5.32%
Franklin Natural Resources Fund - Advisor Class
2019	3	$5.63	to	$5.91	$16	—	0.55%	to	1.40%	8.69%	to	9.65%
2018	2	$5.18	to	$5.39	$12	—	0.55%	to	1.40%	-24.60%	to	-23.87%
2017	4	$6.87	to	$7.08	$30	1.43%	0.55%	to	1.40%	-0.87%	to	-0.28%
2016	5	$6.93	to	$7.13	$35	1.82%	0.30%	to	1.40%	33.01%	to	33.90%
2015	1	$5.21	to	$5.25	$5	—	0.85%	to	1.40%	-28.63%	to	-28.28%
Franklin Small-Mid Cap Growth Fund - Class A
2019	11	$30.07	to	$36.69	$362	—	0.20%	to	1.45%	29.89%	to	31.55%
2018	11	$23.15	to	$27.89	$278	—	0.20%	to	1.45%	-5.97%	to	-4.78%
2017	12	$24.62	to	$29.29	$335	—	0.20%	to	1.45%	19.81	to	21.28
2016	12	$20.55	to	$24.15	$260	—	0.20%	to	1.45%	2.80%	to	4.09%
2015	13	$19.99	to	$23.20	$287	—	0.20%	to	1.45%	-3.38%	to	-2.15%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value VIP Fund - Class 2
2019	2,774	$11.62	to	$48.51	$110,535	1.06%	0.00%	to	1.75%	24.16%	to	26.35%
2018	2,961	$17.44	to	$38.40	$95,726	0.93%	0.00%	to	1.75%	-14.42%	to	-12.87%
2017	3,371	$20.20	to	$44.07	$126,589	0.50%	0.00%	to	1.75%	8.77%	to	10.66%
2016	3,767	$18.42	to	$39.83	$128,525	0.77%	0.00%	to	1.75%	27.90%	to	30.21%
2015	3,901	$14.28	to	$30.59	$103,364	0.65%	0.00%	to	1.75%	-8.97%	to	-7.37%
Goldman Sachs Growth Opportunities Fund - Investor Shares
2019	2	$16.37	to	$17.32	$40	—	0.40%	to	1.40%	33.04%	to	34.16%
2018	1	$12.41	to	$12.91	$16	—	0.40%	to	1.25%	-6.27	to	-5.49
2017	4	$13.17	to	$13.66	$54	—	0.40%	to	1.40%	25.50%	to	26.60%
2016	1	$10.55	to	$10.79	$14	—	0.40%	to	1.25%	0.09%	to	1.03%
2015	1	$10.54	to	$10.68	$9	—	0.40%	to	1.25%	-6.56%	to	-5.82%
Growth Fund of America® - Class R-3
2019	245	$27.62	to	$40.45	$8,205	0.32%	0.00%	to	1.55%	25.74%	to	27.72%
2018	364	$21.85	to	$31.67	$9,942	0.18%	0.00%	to	1.55%	-4.74%	to	-3.27%
2017	418	$22.81	to	$32.74	$11,915	0.14%	0.00%	to	1.55%	23.78%	to	25.73%
2016	523	$18.33	to	$26.04	$12,049	0.22%	0.00%	to	1.55%	6.44%	to	8.09%
2015	632	$17.12	to	$24.09	$13,745	0.23%	0.00%	to	1.55%	3.41%	to	5.06%
Growth Fund of America® - Class R-4
2019	13,038	$14.22	to	$42.34	$466,449	0.69%	0.00%	to	1.50%	26.21%	to	28.11%
2018	14,283	$11.19	to	$33.05	$402,267	0.53%	0.00%	to	1.50%	-4.43%	to	-2.96%
2017	15,034	$11.61	to	$34.06	$445,366	0.47%	0.00%	to	1.50%	24.22%	to	26.10%
2016	15,504	$15.94	to	$27.01	$368,594	0.55%	0.00%	to	1.50%	6.84%	to	8.43%
2015	16,703	$14.83	to	$24.91	$370,151	0.57%	0.00%	to	1.50%	3.77%	to	5.40%
The Hartford Capital Appreciation Fund - Class R4
2019	—		$26.62		—	—		0.65%			29.54%
2018	—		$20.55		—	—		0.65%			-5.52%
2017	—		$21.75		—	0.48%		0.65%			20.43%
2016	—		$18.06		—	0.19%		0.65%			3.44%
2015	—		$17.46		—	—		0.65%			0.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
The Hartford Dividend And Growth Fund - Class R4
2019		—		$28.21		$9	—		0.65%			26.90%
2018		—		$22.23		$7	—		0.65%			-6.16%
2017		—		$23.69		$7	1.35%		0.65%			16.99%
2016		—		$20.25		$6	1.42%		0.65%			13.51%
2015		—		$17.84		$5	—		0.65%			2.14%
The Hartford International Opportunities Fund - Class R4
2019		130	$12.49	to	$13.05	$1,656	1.21%	0.30%	to	1.50%	23.79%	to	25.24%
2018		145	$10.09	to	$10.42	$1,479	1.34%	0.25%	to	1.50%	-20.17%	to	-19.11%
2017		106	$12.64	to	$12.87	$1,350	2.17%	0.25%	to	1.50%	22.36%	to	23.82%
2016	1/6/2016	15	$10.33	to	$10.39	$157	(b)	0.40%	to	1.50%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Income Fund of America® - Class R-3
2019		33	$22.20	to	$27.52	$830	2.99%	0.20%	to	1.55%	16.66%	to	18.21%
2018		42	$19.03	to	$23.98	$907	2.89%	0.00%	to	1.55%	-6.94%	to	-5.63%
2017		56	$20.45	to	$24.67	$1,305	2.58%	0.20%	to	1.55%	11.20%	to	12.70%
2016		61	$18.39	to	$21.89	1,273	2.47%	0.20%	to	1.55%	8.50%	to	9.94%
2015		106	$16.95	to	$20.39	$2,034	2.66%	0.00%	to	1.55%	-3.36%	to	-1.83%
Ivy Science and Technology Fund - Class Y
2019		1,133	$18.72	to	$20.37	$21,764	—	0.00%	to	1.50%	47.98%	to	49.81%
2018		941	$12.65	to	$13.51	$12,191	—	0.05%	to	1.50%	-6.50%	to	-5.13%
2017		719	$13.53	to	$14.24	$9,902	—	0.05%	to	1.50%	30.85%	to	32.46%
2016		291	$10.34	to	$10.73	$3,046	—	0.10%	to	1.50%	0.19%	to	1.61%
2015		180	$10.33	to	$10.56	$1,869	—	0.10%	to	1.40%	-4.53%	to	-3.21%
Janus Henderson Balanced Portfolio - Institutional Shares
2019		2	$48.94	to	$73.58	$157	1.97%	0.50%	to	1.40%	20.90%	to	21.96%
2018		2	$40.21	to	$60.78	$147	2.01%	0.50%	to	1.40%	-0.74%	to	0.18%
2017		3	$40.21	to	$61.13	$151	1.63%	0.50%	to	1.40%	16.80%	to	17.86%
2016		3	$34.19	to	$52.26	$127	2.10%	0.50%	to	1.40%	3.16%	to	4.07%
2015		3	$32.92	to	$50.59	$132	2.15%	0.50%	to	1.40%	-0.79%	to	0.11%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Henderson Enterprise Portfolio - Institutional Shares
2019	4	$63.24	to	$97.44	$344	0.33%	0.50%	to	1.25%	33.79%	to	34.81%
2018	4	$47.00	to	$72.83	$263	0.35%	0.50%	to	1.25%	-1.66%	to	-0.92%
2017	4	$47.53	to	$74.05	$301	0.63%	0.50%	to	1.25%	25.85%	to	26.79%
2016	4	$37.56	to	$58.85	$238	0.72%	0.45%	to	1.25%	10.97%	to	11.85%
2015	5	$33.67	to	$53.03	$249	0.75%	0.45%	to	1.25%	2.73%	to	3.56%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2019	—	$26.38	to	$34.93	$13	—	0.80%	to	1.25%	8.21%	to	8.69%
2018	—	$24.27	to	$32.28	$13	—	0.50%	to	1.25%	-2.24%	to	-1.53%
2017	1	$24.71	to	$33.01	$16	2.95%	0.50%	to	1.25%	2.36%	to	3.11%
2016	—	$24.04	to	$32.26	$14	1.59%	0.50%	to	1.25%	1.19%	to	1.97%
2015	1	$23.58	to	$31.88	$37	2.60%	0.50%	to	1.25%	-1.02%	to	-0.28%
Janus Henderson Global Research Portfolio - Institutional Shares
2019	2	$24.20	to	$44.91	$84	1.33%	0.50%	to	1.25%	27.44%	to	28.43%
2018	2	$18.89	to	$35.24	$66	1.44%	0.50%	to	1.25%	-8.04%	to	-7.34%
2017	2	$20.42	to	$38.32	$73	0.84%	0.50%	to	1.25%	25.43%	to	26.41%
2016	2	$16.19	to	$30.54	$58	0.94%	0.45%	to	1.25%	0.79%	to	1.62%
2015	3	$15.97	to	$30.30	$72	1.15%	0.45%	to	1.25%	-3.50%	to	-2.74%
Janus Henderson Research Portfolio - Institutional Shares
2019	1	$24.81	to	$55.36	$64	—	0.50%	to	1.25%	33.85%	to	34.81%
2018	2	$18.47	to	$41.36	$66	—	0.50%	to	1.25%	-3.79%	to	-3.06%
2017	2	$19.13	to	$42.99	$68	0.41%	0.50%	to	1.25%	26.29%	to	27.25%
2016	2	$15.09	to	$34.04	$52	0.41%	0.50%	to	1.25%		-0.76%
2015	3	$15.15	to	$34.30	$84	1.20%	0.50%	to	1.25%	4.03%	to	4.84%
JPMorgan Equity Income Fund - Class I Shares
2019	228	$13.33	to	$17.36	$3,454	1.78%	0.30%	to	1.40%	24.50%	to	25.98%
2018	116	$10.65	to	$13.78	$1,490	2.23%	0.30%	to	1.40%	-5.76%	to	-4.77%
2017	92	$11.26	to	$14.47	$1,259	1.72%	0.30%	to	1.40%	15.93%	to	17.17%
2016	60	$11.99	to	$12.35	$724	2.03%	0.30%	to	1.40%	13.30%	to	14.56%
2015	23	$10.60	to	$10.78	$247	1.90%	0.30%	to	1.35%	-3.64%	to	-2.71%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
JPMorgan Government Bond Fund - Class I Shares
2019		302	$10.59	to	$10.86	$3,274	2.31%	0.75%	to	0.95%	5.58%	to	5.85%
2018		127	$10.03	to	$10.26	$1,305	1.74%	0.75%	to	0.95%	-0.10%	to	0.10%
2017		64	$10.04	to	$10.25	$653	2.90%	0.75%	to	0.95%		1.49%
2016		93		$10.10		$942	2.88%		0.85%			0.60%
2015		96		$10.04		$962	1.87%		0.85%			0.20%
Lazard International Equity Portfolio - Open Shares
2019		82	$11.75	to	$12.19	$986	1.97%	0.50%	to	1.50%	19.05%	to	20.34%
2018		73	$9.87	to	$10.13	$736	2.08%	0.50%	to	1.50%	-14.98%	to	-14.30%
2017		77	$11.55	to	$11.86	$902	1.56%	0.30%	to	1.25%	21.04%	to	22.14%
2016	05/25/2016	29	$9.65	to	$9.77	$278	(b)	0.30%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
ClearBridge Aggressive Growth Fund - Class I
2019		28	$13.87	to	$14.64	$400	0.48%	0.30%	to	1.25%	22.96%	to	24.17%
2018		37	$11.28	to	$11.90	$429	0.39%	0.05%	to	1.25%	-8.81%	to	-7.75%
2017		48	$12.37	to	$12.90	$601	0.52%	0.05%	to	1.25%	13.28%	to	14.29%
2016		40	$10.92	to	$11.26	$440	0.60%	0.10%	to	1.25%	4.70%	to	5.93%
2015		34	$10.43	to	$10.63	$356	—	0.10%	to	1.25%	-5.35%	to	-4.23%
LKCM Aquinas Catholic Equity Fund
2019		3		$14.51		$39	—		1.25%			29.55%
2018		2		$11.20		$26	—		1.25%			-9.16%
2017		46	$12.33	to	$12.39	$569	—	0.90%	to	1.25%	19.36%	to	19.71%
2016	7/29/2016	42	$10.33	to	$10.35	$433	(b)	0.90%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Loomis Sayles Small Cap Value Fund - Retail Class
2019		478	$21.85	to	$25.13	$11,127	0.14%	0.30%	to	1.50%	22.96%	to	24.41%
2018		535	$17.77	to	$20.31	$10,075	—	0.25%	to	1.50%	-18.04%	to	-16.97%
2017		648	$21.68	to	$25.05	$14,804	—	0.00%	to	1.50%	8.13%	to	9.77%
2016		727	$20.04	to	$22.82	$15,278	0.15%	0.00%	to	1.50%	24.24%	to	26.15%
2015		741	$16.13	to	$18.09	$12,466	0.34%	0.00%	to	1.50%	-5.01%	to	-3.57%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2019		46	$10.12	to	$10.18	$465	2.50%	0.95%	to	1.20%	2.22%	to	2.52%
2018		42	$9.90	to	$9.93	$415	2.37%	0.95%	to	1.20%	0.20%	to	0.40%
2017		43	$9.88	to	$9.89	$429	1.63%	0.95%	to	1.20%		0.10%
2016		118	$9.89	to	$9.98	$1,170	2.03%	0.85%	to	1.20%	-0.30%	to	0.10%
2015		121	$9.92	to	$9.97	$1,209	1.64%	0.85%	to	1.20%	-0.70%	to	-0.40%
Lord Abbett Developing Growth Fund - Class A
2019		3	$35.34	to	$40.39	$118	—	0.20%	to	1.55%	29.88%	to	31.65%
2018		4	$27.21	to	$30.68	$108	—	0.20%	to	1.55%	3.46%	to	4.85%
2017		4	$26.30	to	$29.26	$115	—	0.20%	to	1.55%	27.91%	to	29.66%
2016		9	$20.56	to	$22.56	$195	—	0.20%	to	1.55%	-4.19%	to	-2.93%
2015		12	$21.46	to	$23.24	$277	—	0.20%	to	1.55%	-10.28%	to	-9.08%
Lord Abbett Core Fixed Income Fund - Class A
2019		2	$11.64	to	$11.70	$20	5.26%	1.40%	to	1.45%	6.30%
2018		2	$10.95	to	$11.19	$18	4.76%	1.20%	to	1.45%	-1.88%	to	-1.67%
2017		2	$11.16	to	$11.38	$24	2.37%	1.20%	to	1.45%	1.73%	to	2.06%
2016		2	$10.97	to	$11.15	$24	2.90%	1.20%	to	1.45%	1.29%	to	1.37%
2015		4	$10.83	to	$11.11	$43	0.31%	1.00%	to	1.45%	-1.99%	to	-1.51%
Lord Abbett Short Duration Income Fund - Class R4
2019		669	$10.51	to	$10.98	$7,163	3.60%	0.30%	to	1.50%	3.85%	to	5.07%
2018		579	$10.12	to	$10.46	$5,944	3.87%	0.25%	to	1.50%	-0.39%	to	0.87%
2017		387	$10.16	to	$10.37	$3,967	3.76%	0.25%	to	1.50%	0.99%	to	2.27%
2016	5/9/2016	256	$10.06	to	$10.14	$2,586	(b)	0.25%	to	1.50%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Lord Abbett Mid Cap Stock Fund - Class A
2019		35	$21.78	to	$29.18	$950	0.92%	0.20%	to	1.75%	20.80%	to	22.67%
2018		35	$18.03	to	$23.98	$790	0.92%	0.20%	to	1.75%	-16.06%	to	-14.71%
2017		36	$21.47	to	$28.34	$936	0.90%	0.20%	to	1.75%	5.19%	to	6.82%
2016		36	$20.42	to	$26.75	$898	0.61%	0.20%	to	1.75%	14.70%	to	16.38%
2015		41	$18.03	to	$23.17	$866	0.89%	0.20%	to	1.65%	-5.16%	to	-3.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Small Cap Value Fund - Class A
2019	10	$30.27	to	$35.49	$348	0.17%	0.60%	to	1.60%	18.33%	to	19.54%
2018	29	$25.58	to	$29.91	$820	—	0.55%	to	1.60%	-13.29%	to	-12.36%
2017	30	$29.49	to	$34.13	$981	—	0.55%	to	1.60%	4.65%	to	5.73%
2016	40	$28.19	to	$32.28	$1,242	—	0.55%	to	1.60%	18.54%	to	19.82%
2015	45	$23.78	to	$26.94	$1,178	—	0.55%	to	1.60%	-2.74%	to	-1.71%
Lord Abbett Fundamental Equity Fund - Class A
2019	5	$24.68	to	$25.29	$128	1.20%	0.80%	to	1.05%	21.52%	to	21.76%
2018	10	$20.31	to	$20.77	$204	1.49%	0.80%	to	1.05%	-9.37%	to	-9.18%
2017	9	$21.64	to	$22.87	$200	1.18%	0.80%	to	1.50%	11.82%	to	12.05%
2016	11	$19.38	to	$20.69	$213	1.19%	0.60%	to	1.55%	14.00%	to	15.07%
2015	17	$17.00	to	$18.41	$294	1.43%	0.20%	to	1.55%	-4.66%	to	-3.36%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2019	2,744	$11.00	to	$31.35	$68,398	0.93%	0.10%	to	1.50%	20.84%	to	22.53%
2018	2,851	$13.50	to	$25.86	$61,697	0.68%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017	3,241	$16.03	to	$30.66	$83,700	0.56%	0.10%	to	1.50%	5.25%	to	6.73%
2016	3,962	$15.14	to	$29.03	$96,369	—	0.10%	to	1.50%	14.66%	to	16.30%
2015	4,314	$13.13	to	$25.24	$91,575	0.58%	0.10%	to	1.50%	-5.21%	to	-3.90%
Mainstay Large Cap Growth Fund - Class R3
2019	—		$38.38		$3	—		—			32.80%
2018	—		$28.90		$2	—		—			3.07%
2017	—		$28.04		$2	—		—			31.71%
2016	—		$21.29		$2	—		—			-2.92%
2015	—		$21.93		$2	—		—			5.58%
Massachusetts Investors Growth Stock Fund - Class A
2019	3	$34.40	to	$39.38	$104	—	0.75%	to	1.60%	37.71%	to	38.86%
2018	3	$24.98	to	$28.36	$77	1.33%	0.75%	to	1.60%	-0.83%	to	0.04%
2017	3	$25.19	to	$28.35	$73	0.72%	0.75%	to	1.60%	26.65%	to	27.70%
2016	4	$19.89	to	$22.48	$97	0.67%	0.65%	to	1.60%	4.46%	to	5.44%
2015	6	$18.59	to	$22.36	$119	1.43%	0.25%	to	1.80%	-1.41%	to	-0.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Metropolitan West Total Return Bond Fund - Class I Shares
2019	2,238		$11.45		$25,623	2.80%		—			9.15%
2018	1,935		$10.49		$20,298	2.72%		—			0.10%
2017	1,580		$10.48		$16,550	2.15%		—			3.46%
2016	1,041		$10.13		$10,546	1.90%		—			2.53%
2015	368		$9.88		$3,636	—		—			—
Metropolitan West Total Return Bond Fund - Class M Shares
2019	2,250	$10.32	to	$11.89	$24,877	2.58%	0.00%	to	1.50%	7.28%	to	8.88%
2018	2,025	$10.03	to	$10.92	$21,058	2.50%	0.00%	to	1.50%		-1.57%
2017	2,014	$10.19	to	$10.92	$21,142	1.88%	0.00%	to	1.50%	1.59%	to	3.02%
2016	1,738	$10.03	to	$10.60	$17,807	1.64%	0.00%	to	1.50%	0.80%	to	2.32%
2015	1,556	$9.95	to	$10.36	$15,742	1.69%	0.00%	to	1.50%		-1.58%
MFS® International Intrinsic Value Fund - Class R3
2019	77	$14.55	to	$15.48	$1,134	1.01%	0.30%	to	1.40%	23.83%	to	25.14%
2018	54	$11.75	to	$12.37	$647	1.26%	0.30%	to	1.40%	-10.51%	to	-9.51%
2017	47	$13.13	to	$13.67	$621	1.92%	0.30%	to	1.40%	25.05%	to	25.59%
2016	28	$10.50	to	$10.65	$294	2.32%	0.85%	to	1.40%	2.54%	to	3.00%
2015	9	$10.25	to	$10.34	$90	1.94%	0.85%	to	1.35%	5.02%	to	5.62%
MFS® New Discovery Fund - Class R3
2019	16	$18.22	to	$19.00	$297	—	0.65%	to	1.40%	38.77%	to	39.69%
2018	9	$13.13	to	$13.53	$116	—	0.75%	to	1.40%	-2.96%	to	-2.55%
2017	8	$13.53	to	$13.83	$107	—	0.80%	to	1.40%	24.43%	to	24.82%
2016	5	$10.93	to	$11.02	$50	—	0.95%	to	1.25%	7.26%	to	7.62%
2015	4	$10.19	to	$10.24	$38	—	0.95%	to	1.25%	-3.32%	to	-3.12%
Neuberger Berman Genesis Fund - Trust Class Shares
2019	18	$25.86	to	$27.75	$511	—	0.95%	to	1.70%	27.14%	to	28.12%
2018	17	$20.34	to	$21.66	$373	—	0.95%	to	1.70%	-8.30%	to	-7.63%
2017	13	$22.18	to	$24.51	$315	—	0.35%	to	1.70%	13.57%	to	15.07%
2016	31	$19.53	to	$21.30	$640	0.06%	0.35%	to	1.70%	16.04%	to	17.68%
2015	29	$16.83	to	$18.10	$509	—	0.35%	to	1.70%	-1.52%	to	-0.22%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
2019		236		$15.85		$3,744	0.84%		—			26.09%
2018		212		$12.57		$2,662	0.78%		—			-5.63%
2017		184		$13.32		$2,449	0.99%		—			18.72%
2016		121		$11.22		$1,355	1.25%		—			10.32%
2015	7/15/2015	38		$10.17		$385	(a)		—			(a)
Neuberger Berman Sustainable Equity Fund - Trust Class Shares
2019		577	$22.41	to	$27.26	$14,208	0.49%	0.25%	to	1.60%	23.59%	to	25.28%
2018		617	$17.97	to	$21.79	$12,231	0.26%	0.25%	to	1.60%	-7.48%	to	-6.17%
2017		654	$19.04	to	$23.23	$13,921	0.45%	0.00%	to	1.60%	16.55%	to	18.40%
2016		677	$16.23	to	$19.67	$12,306	1.11%	0.00%	to	1.60%	8.16%	to	9.89%
2015		707	$14.90	to	$17.95	$11,809	0.96%	0.00%	to	1.70%	-2.17%	to	-0.56%
New Perspective Fund® - Class R-3
2019		34	$32.19	to	$39.27	$1,226	0.54%	0.00%	to	1.25%	27.99%	to	29.60%
2018		61	$25.15	to	$30.30	$1,712	0.64%	0.00%	to	1.25%	-7.33%	to	-6.16%
2017		67	$27.14	to	$32.29	$2,010	—	0.00%	to	1.25%	26.88%	to	28.44%
2016		73	$21.39	to	$25.14	$1,718	—	0.00%	to	1.25%	0.23%	to	1.49%
2015		88	$20.96	to	$24.77	$2,071	—	0.00%	to	1.40%	3.56%	to	5.05%
New Perspective Fund® - Class R-4
2019		7,215	$14.10	to	$41.91	$239,015	1.10%	0.00%	to	1.50%	28.11%	to	30.03%
2018		6,920	$10.92	to	$32.23	$177,548	1.02%	0.00%	to	1.50%	-7.31%	to	-5.90%
2017		6,826	$11.69	to	$34.25	$189,193	0.46%	0.00%	to	1.50%	26.88%	to	28.87%
2016		5,720	$13.83	to	$26.59	$135,484	0.81%	0.00%	to	1.50%	0.32%	to	1.84%
2015		5,570	$13.70	to	$26.11	$130,637	0.67%	0.00%	to	1.50%	3.74%	to	5.34%
New World Fund® - Class R-4
2019		59	$12.78	to	$13.84	$770	0.86%	0.00%	to	1.40%	25.79%	to	27.56%
2018		103	$10.16	to	$10.85	$1,095	1.13%	0.00%	to	1.40%	-13.53%	to	-12.34%
2017		86	$11.75	to	$12.32	$1,038	1.51%	0.05%	to	1.40%	30.78%	to	31.88%
2016		35	$8.98	to	$9.30	$324	1.37%	0.10%	to	1.40%	2.39%	to	3.79%
2015		21	$8.77	to	$8.96	$183	0.95%	0.10%	to	1.35%	-7.29%	to	-5.98%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Core Equity FundSM - Investor Shares
2019	163	$14.19	to	$14.36	$2,309	2.55%	0.95%	to	1.20%	28.07%	to	28.44%
2018	159	$11.08	to	$11.18	$1,766	2.47%	0.95%	to	1.20%	-8.73%	to	-8.56%
2017	175	$12.14	to	$12.23	$2,125	2.67%	0.95%	to	1.20%	18.21%	to	18.39%
2016	179	$10.27	to	$10.33	$1,841	4.47%	1.00%	to	1.20%	6.54%	to	6.83%
2015	107	$9.64	to	$9.67	$1,029	2.07%	1.00%	to	1.20%	-7.75%	to	-7.55%
Parnassus Core Equity FundSM - Investor Shares
2019	1,695	$14.24	to	$42.30	$39,661	0.76%	0.00%	to	1.40%	28.87%	to	30.68%
2018	1,677	$11.00	to	$32.37	$32,021	1.07%	0.00%	to	1.40%	-1.58%	to	-0.25%
2017	1,606	$11.12	to	$32.19	$31,131	1.35%	0.05%	to	1.40%	14.93%	to	16.23%
2016	1,499	$16.31	to	$27.64	$25,372	1.04%	0.10%	to	1.40%	8.88%	to	10.30%
2015	1,393	$14.90	to	$25.06	$21,394	2.27%	0.10%	to	1.35%	-1.89%	to	-0.63%
Pax Sustainable Allocation Fund - Investor Class
2019	1,934	$16.10	to	$25.40	$40,352	1.59%	0.00%	to	1.50%	19.06%	to	20.84%
2018	2,064	$13.44	to	$21.02	$35,911	2.09%	0.00%	to	1.50%	-5.51%	to	-4.06%
2017	2,193	$14.14	to	$21.91	$40,220	0.60%	0.00%	to	1.50%	11.49%	to	13.17%
2016	2,325	$12.61	to	$19.36	$38,128	1.27%	0.00%	to	1.50%	4.20%	to	5.79%
2015	2,575	$12.03	to	$18.30	$40,388	0.85%	0.00%	to	1.50%	-2.02%	to	-0.54%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2019	265	$5.70	to	$10.25	$1,561	3.97%	0.30%	to	1.50%	10.47%	to	11.60%
2018	257	$5.16	to	$9.22	$1,362	5.64%	0.25%	to	1.50%	-15.50%	to	-14.40%
2017	226	$6.10	to	$10.82	$1,406	7.39%	0.25%	to	1.50%	0.99%	to	2.24%
2016	257	$6.04	to	$6.25	$1,570	0.97%	0.25%	to	1.50%	12.69%	to	14.05%
2015	98	$5.36	to	$5.48	$532	6.23%	0.25%	to	1.50%	-27.07%	to	-26.22%
PIMCO VIT Real Return Portfolio - Administrative Class
2019	4,351	$10.38	to	$18.81	$71,157	1.67%	0.00%	to	1.60%	6.72%	to	8.41%
2018	4,614	$9.69	to	$17.35	$70,080	2.46%	0.00%	to	1.60%	-3.75%	to	-2.17%
2017	5,193	$10.03	to	$17.74	$81,690	2.31%	0.00%	to	1.60%	2.02%	to	3.65%
2016	6,498	$9.79	to	$17.12	$98,105	2.28%	0.00%	to	1.60%	3.49%	to	5.22%
2015	6,996	$9.42	to	$16.27	$101,300	3.87%	0.00%	to	1.60%	-4.23%	to	-2.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y Shares
2019	523	$12.56	to	$21.76	$11,198	2.06%	0.75%	to	0.95%	24.48%	to	24.84%
2018	689	$10.09	to	$17.43	$11,896	2.51%	0.75%	to	0.95%	-9.51%	to	-9.36%
2017	795	$11.15	to	$19.23	$15,188	1.68%	0.75%	to	0.95%		14.26%
2016	848		$16.83		$14,268	2.10%		0.85%			18.44%
2015	726		$14.21		$10,306	2.05%		0.85%			-0.28%
Pioneer High Yield Fund - Class A Shares
2019	35	$18.92	to	$24.21	$780	5.06%	0.20%	to	1.75%	12.15%	to	13.88%
2018	37	$16.87	to	$21.26	$722	5.26%	0.20%	to	1.75%	-4.85%	to	-3.32%
2017	39	$17.73	to	$21.99	$799	5.56%	0.20%	to	1.75%	5.66%	to	7.27%
2016	62	$16.78	to	$20.50	$1,175	4.98%	0.20%	to	1.75%	12.17%	to	13.89%
2015	102	$14.96	to	$18.00	$1,727	4.91%	0.20%	to	1.75%	-6.56%	to	-5.06%
Pioneer Strategic Income Fund - Class A Shares
2019	46	$13.55	to	$15.64	683	2.89%	0.20%	to	1.65%	8.40%	to	9.91%
2018	41	$12.50	to	$14.23	562	3.25%	0.20%	to	1.65%	-3.55%	to	-2.06%
2017	34	$12.86	to	$14.53	483	2.82%	0.20%	to	1.75%	3.38%	to	4.99%
2016	74	$12.44	to	$13.84	$992	3.08%	0.20%	to	1.75%	5.83%	to	7.37%
2015	94	$11.83	to	$12.89	$1,189	3.70%	0.20%	to	1.65%	-3.02%	to	-1.60%
Pioneer Equity Income VCT Portfolio - Class I
2019	—		$32.34		$5	—		1.05%			24.24%
2018	—		$26.03		—	—		1.05%			-9.52%
2017	—		$28.77		—	1.70%		1.05%			14.26%
2016	—		$25.18		—	5.57%		1.05%			18.55%
2015	3		$21.24		$56	3.08%		1.05%			-0.56%
Pioneer High Yield VCT Portfolio - Class I
2019	702	$18.15	to	$25.23	$15,331	4.93%	0.10%	to	1.50%	12.74%	to	14.37%
2018	770	$16.00	to	$22.06	$14,827	4.71%	0.10%	to	1.50%	-4.72%	to	-3.42%
2017	991	$16.70	to	$22.84	$20,189	4.55%	0.10%	to	1.50%	5.60%	to	7.13%
2016	1,026	$15.71	to	$21.32	$19,606	4.78%	0.00%	to	1.50%	12.48%	to	14.20%
2015	1,115	$13.88	to	$18.68	$18,835	4.92%	0.00%	to	1.50%	-5.37%	to	-3.90%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
PGIM Jennison Utility Fund - Class Z
2019		12	$13.84	to	$15.46	$176	1.97%	0.55%	to	1.40%	25.48%	to	26.37%
2018		11	$11.03	to	$12.24	$128	2.58%	0.75%	to	1.40%	0.27%	to	0.89%
2017		9	$11.00	to	$12.14	$105	2.14%	0.70%	to	1.40%	12.75%	to	13.25%
2016		8	$9.84	to	$10.72	$79	2.31%	0.80%	to	1.25%	14.49%	to	14.90%
2015		5	$8.58	to	$9.26	$42	3.08%	0.95%	to	1.25%	-13.55%	to	-13.32
Columbia Large Cap Value Fund - Advisor Class
2019		933	$11.83	to	$21.20	$11,159	1.78%	0.00%	to	1.50%	28.31%	to	30.16%
2018		898	$9.22	to	$16.44	$8,331	3.79%	0.00%	to	1.50%	-11.34%	to	-11.23%
2017		—	$18.25	to	$18.52	$5	1.81%	0.35%	to	0.50%	16.24%	to	16.48%
2016		7	$15.70	to	$15.90	$112	1.65%	0.35%	to	0.50%		14.47%
2015		7	$13.62	to	$14.15	$101	1.86%	0.10%	to	0.60%	-2.64%	to	-2.14%
Royce Total Return Fund - Service Class
2019		1		$10.68		$6	—		1.10%			21.78%
2018		—		$8.77		$3	(f)		1.10%			(f)
2017		—		$23.02		$3	0.36%		1.20%			11.91%
2016		—		$20.56		$2	(f)		1.20%			(f)
2015		—		$16.40		$2	—		1.40%			8.84%
Ave Maria Rising Dividend Fund
2019		426	$14.06	to	$14.87	$6,122	1.23%	0.30%	to	1.50%	25.76%	to	27.20%
2018		430	$11.18	to	$11.71	$4,894	1.40%	0.25%	to	1.50%	-6.29%	to	-5.03%
2017		387	$11.93	to	$12.33	$4,677	1.18%	0.25%	to	1.50%	15.15%	to	16.54%
2016		389	$10.36	to	$10.58	$4,066	1.82%	0.25%	to	1.50%	13.60%	to	15.02%
2015	9/15/2015	48	$9.12	to	$9.20	$437	(a)	0.25%	to	1.50%		(a)
SMALLCAP World Fund® - Class R-4
2019		1,401	$13.44	to	$23.61	$27,352	—	0.00%	to	1.50%	28.85%	to	30.80%
2018		1,366	$10.38	to	$18.05	$20,382	—	0.00%	to	1.50%	-11.04%	to	-9.70%
2017		1,385	$11.60	to	$19.99	$23,121	0.37%	0.00%	to	1.50%	25.00%	to	26.84%
2016		1,050	$13.84	to	$15.76	$15,154	—	0.00%	to	1.50%	4.14%	to	5.77%
2015		1,064	$13.29	to	$14.90	$14,703	—	0.00%	to	1.50%	1.14%	to	2.62%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)

T.	Rowe Price Institutional Large-Cap Growth Fund 2019 2018 2017

2016
2015	7/14/2015

T.	Rowe Price Mid-Cap Value Fund - R Class 2019 2018 2017 2016 2015
T.	Rowe Price Value Fund - Advisor Class 2019 2018 2017 2016 2015

TCW Total Return Bond Fund - Class N
2019
2018
2017
2016
2015	9/11/2015
Templeton Foreign Fund - Class A
2019
2018
2017
2016
2015

2,008		$21.15		$42,479	0.46%		—			28.49%
1,833		$16.46		$30,175	0.29%		—			4.31%
1,590		$15.78		$25,083	0.29%		—			37.82%
1,130		$11.45		$12,935	0.35%		—			2.88%
358		$11.13		$3,984	(a)		—			(a)

7	$30.53	to	$37.55	$227	0.39%	0.00%	to	1.30%	17.42%	to	18.98%
27	$26.00	to	$31.56	$788	0.42%	0.00%	to	1.30%	-12.22%	to	-11.07%
34	$29.62	to	$35.49	$1,113	0.49%	0.00%	to	1.30%	10.31%	to	10.67%
41	$28.45	to	$31.54	$1,228	0.49%	0.10%	to	0.90%	22.63%	to	23.29%
37	$23.20	to	$25.82	$910	0.62%	0.00%	to	0.90%	-4.76%	to	-3.91%

20		$25.53		$512	1.54%		1.00%			24.60%
19		$20.49		$399	1.22%		1.00%			-10.56%
18		$22.91		$418	1.06%		1.00%			17.49%
15		$19.50		$301	1.52%		1.00%			9.61%
14		$17.79		$254	1.37%		1.00%			-2.95%

720	$10.46	to	$11.22	$7,674	4.03%	0.00%	to	1.50%	5.44%	to	7.06%
614	$9.91	to	$10.48	$6,183	3.33%	0.00%	to	1.50%	-1.00%	to	0.48%
593	$9.97	to	$10.43	$6,006	2.58%	0.00%	to	1.50%	1.52%	to	3.06%
597	$9.79	to	$10.12	$5,929	2.78%	0.00%	to	1.50%	-0.30%	to	1.20%
249	$9.90	to	$10.00	$2,471	(a)	0.00%	to	1.50%		(a)

18	$12.24	to	$20.74	$352	2.84%	0.20%	to	1.65%	10.61%	to	12.23%
25	$10.97	to	$18.48	$423	2.43%	0.20%	to	1.65%	-16.40%	to	-15.15%
24	$12.79	to	$21.78	$495	1.35%	0.20%	to	1.65%	15.20%	to	16.85%
29	$11.04	to	$18.64	$510	1.86%	0.20%	to	1.65%	9.80%	to	11.42%
32	$10.00	to	$16.73	$499	0.76%	0.20%	to	1.65%	-8.63%	to	-7.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Advisor Class
2019		1,965	$11.46	to	$11.85	$22,530	6.20%	0.00%	to	0.45%	0.44%	to	0.85%
2018		2,147	$11.41	to	$11.75	$24,501	6.51%	0.00%	to	0.45%	0.97%	to	1.47%
2017		2,464	$11.30	to	$11.58	$27,852	3.58%	0.00%	to	0.45%	2.17%	to	2.66%
2016		2,462	$11.06	to	$11.28	$27,244	2.62%	0.00%	to	0.45%	6.14%	to	6.62%
2015		3,070	$10.42	to	$10.58	$32,007	3.33%	0.00%	to	0.45%	-4.49%	to	-4.08%
Templeton Global Bond Fund - Class A
2019		4,412	$10.68	to	$38.65	$103,155	5.83%	0.00%	to	1.50%	-0.84%	to	0.62%
2018		5,240	$10.76	to	$38.41	$118,332	6.18%	0.00%	to	1.50%	-0.25%	to	1.27%
2017		5,561	$10.77	to	$37.93	$127,026	3.29%	0.00%	to	1.50%	0.85%	to	2.36%
2016		5,636	$10.67	to	$37.06	$129,353	2.38%	0.00%	to	1.50%	4.65%	to	6.26%
2015		6,518	$10.19	to	$34.89	$144,039	3.04%	0.00%	to	1.50%	-5.71%	to	-4.23%
Third Avenue Real Estate Value Fund - Institutional Class
2019		5	$11.80	to	$12.28	$55	2.06%	0.70%	to	1.40%	19.60%	to	20.27%
2018		4	$9.95	to	$10.23	$42	1.67%	0.65%	to	1.25%	-20.91%	to	-20.42%
2017		6	$12.58	to	$12.83	$78	1.37%	0.70%	to	1.25%	20.73%	to	21.23%
2016		3	$10.42	to	$10.55	$32	1.04%	0.80%	to	1.25%	4.51%	to	4.98%
2015		2	$9.99	to	$10.05	$19	—	0.80%	to	1.15%	-4.77%	to	-4.38%
Touchstone Value Fund - Institutional Class
2019		1,122		$15.38		$17,249	1.89%		—			25.96%
2018		985		$12.21		$12,022	2.08%		—			-5.35%
2017		804		$12.90		$10,377	2.02%		—			14.36%
2016		555		$11.28		$6,257	3.02%		—			13.48
2015	7/14/2015	160		$9.94		$1,586	(a)		—			(a)
USAA Precious Metals and Minerals Fund - Adviser Shares
2019		4,081	$4.46	to	$5.07	$18,901	—	0.00%	to	1.50%	40.69%	to	42.36%
2018		4,033	$3.17	to	$3.49	$13,275	—	0.25%	to	1.50%	-13.55%	to	-12.31%
2017		3,528	$3.66	to	$3.98	$13,321	—	0.25%	to	1.50%	7.96%	to	9.37%
2016		4,024	$3.39	to	$3.70	$14,039	5.37%	0.00%	to	1.50%	43.64%	to	46.25%
2015		2,989	$2.36	to	$2.53	$7,214	—	0.00%	to	1.50%	-27.66%	to	-26.45%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund
	Inception	Units	Unit Fair Value
	DateA	(000's)	(lowest to highest)
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2019	7/19/2019	15		$10.52
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2019	7/19/2019	1		$10.70
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)
Diversified Value Portfolio
2019		4	$24.53	to	$28.91
2018		5	$19.91	to	$23.22
2017		5	$22.35	to	$25.80
2016		4	$20.15	to	$23.01
2015		6	$18.20	to	$20.57
Equity Income Portfolio
2019		5	$29.25	to	$33.68
2018		6	$23.98	to	$27.37
2017		6	$26.02	to	$29.43
2016		8	$22.45	to	$25.16
2015		11	$19.90	to	$22.37
Small Company Growth Portfolio
2019		1	$32.12	to	$37.86
2018		2	$25.58	to	$29.83
2017		1	$28.14	to	$32.48
2016		1	$23.25	to	$26.56
2015		1	$20.64	to	$23.33

	Investment
Net Assets	Income	Expense RatioC			Total ReturnD
(000's)	RatioB	(lowest to highest)			(lowest to highest)

157	(e)		1.00%			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$15	(e)		1.00%			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)
(e)	(e)		(e)			(e)

$112	3.57%	0.95%	to	2.00%	23.20%	to	24.50%
$112	2.59%	0.95%	to	2.00%	-10.92%	to	-10.00%
$120	—	0.95%	to	2.00%	10.92%	to	12.13%
$103	—	0.95%	to	2.00%	10.71%	to	11.86%
$116	—	0.95%	to	2.00%	-4.36%	to	-3.38%

$181	2.86%	1.10%	to	2.00%	21.98%	to	23.05%
$169	2.24%	1.10%	to	2.00%	-7.84%	to	-7.00%
$188	2.40%	1.10%	to	2.00%	15.90%	to	16.97%
$199	2.61%	1.10%	to	2.00%	12.81%	to	13.67%
$237	2.47%	1.00%	to	2.00%	-1.14%	to	-0.13%

$56	0.00%	0.95%	to	2.00%	25.57%	to	26.92%
$47	0.00%	0.95%	to	2.00%	-9.10%	to	-8.16%
$46	0.45%	0.95%	to	2.00%	21.01%	to	22.29%
$33	0.32%	0.95%	to	2.00%	12.65%	to	13.84%
$26	—	0.95%	to	2.00%	-4.67%	to	-3.67%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Victory Integrity Small-Cap Value Fund - Class Y
2019		22	$13.18	to	$14.14	$289	0.28%	0.00%	to	1.25%	21.59%	to	23.06%
2018		39	$10.77	to	$11.49	$435	0.52%	0.00%	to	1.40%	-19.69%	to	-18.63%
2017		24	$13.41	to	$14.06	$332	—	0.05%	to	1.40%	10.83%	to	11.47%
2016		9	$12.10	to	$12.52	$115	—	0.10%	to	1.40%	22.85%	to	24.21
2015		5	$9.89	to	$10.08	$45	—	0.10%	to	1.25%	-7.83%	to	-6.75
Victory Sycamore Established Value Fund - Class A
2019		446	$12.57	to	$15.05	$6,605	1.14%	0.75%	to	1.20%	26.86%	to	27.36%
2018		366	$9.87	to	$11.84	$4,299	1.05%	0.75%	to	1.20%	-11.34%	to	-10.84%
2017		266	$11.07	to	$13.31	$3,525	0.68%	0.75%	to	1.20%		14.35%
2016	5/19/2016	144		$11.64		$1,674	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Victory Sycamore Small Company Opportunity Fund - Class R
2019		0	$29.83	to	$31.19	$8	—	0.60%	to	1.05%	24.97%	to	25.51%
2018		0	$23.87	to	$24.85	$8	—	0.60%	to	1.05%	-9.75%	to	-9.31%
2017		2	$26.44	to	$27.40	$53	0.32%	0.60%	to	1.05%		10.12%
2016		2	$23.86	to	$24.61	$38	0.13%	0.70%	to	1.15%	27.87%	to	28.29%
2015		1	$18.66	to	$19.10	$28	—	0.75%	to	1.15%	-2.05%	to	-1.70%
Voya Balanced Portfolio - Class I
2019		5,828	$10.93	to	$66.19	$221,428	2.44%	0.00%	to	1.95%	16.82%	to	19.07%
2018		6,211	$13.99	to	$56.10	$208,684	2.30%	0.00%	to	1.95%	-8.67%	to	-6.82%
2017		7,043	$15.15	to	$60.77	$252,764	2.56%	0.00%	to	1.95%	12.48%	to	14.73%
2016		7,897	$13.32	to	$53.47	$250,957	1.78%	0.00%	to	1.95%	5.66%	to	7.83%
2015		8,705	$12.47	to	$50.06	$259,147	2.01%	0.00%	to	1.95%	-3.72%	to	-1.85%
Voya Large Cap Value Fund - Class A
2019		3	$17.22	to	$18.26	$58	1.69%	0.35%	to	1.20%	23.09%	to	24.01%
2018		4	$13.99	to	$14.63	$60	1.05%	0.45%	to	1.20%	-9.27%	to	-8.56%
2017		8	$15.42	to	$16.00	$131	2.05%	0.45%	to	1.20%	11.98%	to	12.83%
2016		4	$13.77	to	$14.18	$60	2.19%	0.45%	to	1.20%	12.12%	to	12.72%
2015		7	$12.32	to	$12.58	$88	4.21%	0.45%	to	1.15%		-5.35%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Real Estate Fund - Class A
2019		21	$29.86	to	$38.21	$727	3.13%	0.00%	to	1.55%	25.83%	to	27.79%
2018		25	$23.73	to	$29.90	$678	2.93%	0.00%	to	1.55%	-9.70%	to	-8.28%
2017		25	$26.28	to	$32.60	$755	2.88%	0.00%	to	1.55%	3.18%	to	4.79%
2016		29	$25.47	to	$31.11	$841	2.82%	0.00%	to	1.55%	1.84%	to	3.42%
2015		49	$25.01	to	$30.08	$1,406	2.51%	0.00%	to	1.55%	1.42%	to	3.01%
Voya Floating Rate Fund - Class A
2019		335	$10.58	to	$11.05	$3,571	5.33%	0.75%	to	1.20%	5.17%	to	5.59%
2018		229	$10.02	to	$10.48	$2,318	4.21%	0.75%	to	1.20%	-1.42%	to	-0.99%
2017		75	$10.12	to	$10.61	$775	3.55%	0.75%	to	1.20%	1.24%	to	1.34%
2016	6/1/2016	14		$10.47		$149	(b)		1.20%			(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Voya GNMA Income Fund - Class A
2019		192	$10.29	to	$19.38	$2,472	2.79%	0.25%	to	1.55%	3.57%	to	4.93%
2018		197	$9.89	to	$18.47	$2,539	2.39%	0.20%	to	1.55%	-0.68%	to	0.60%
2017		228	$9.93	to	$18.36	$2,981	2.47%	0.25%	to	1.55%	-0.08%	to	1.27%
2016		239	$9.90	to	$18.13	$3,178	2.92%	0.25%	to	1.55%	0.08%	to	1.40%
2015		240	$10.94	to	$17.88	$3,252	3.03%	0.00%	to	1.55%	0.00%	to	1.59%
Voya Intermediate Bond Fund - Class A
2019		49	$14.88	to	$19.04	$856	3.19%	0.00%	to	1.55%	7.83%	to	9.55%
2018		52	$13.80	to	$17.38	$836	2.91%	0.00%	to	1.55%	-2.13%	to	-0.63%
2017		50	$14.10	to	$17.49	$815	2.92%	0.00%	to	1.55%	2.92%	to	4.48%
2016		48	$13.70	to	$16.74	$743	2.91%	0.00%	to	1.55%	2.16%	to	3.78%
2015		93	$13.41	to	$16.13	$1,395	2.27%	0.00%	to	1.55%	-1.25%	to	0.31%
Voya Intermediate Bond Portfolio - Class I
2019		14,803	$10.38	to	$123.14	$425,547	3.36%	0.00%	to	1.95%	7.68%	to	9.89%
2018		14,410	$13.68	to	$113.27	$404,454	3.62%	0.00%	to	1.95%	-2.49%	to	-0.52%
2017		16,272	$14.03	to	$115.08	$455,985	3.34%	0.00%	to	1.95%	2.98%	to	5.04%
2016		17,504	$13.62	to	$110.70	$463,454	2.34%	0.00%	to	1.95%	2.25%	to	4.35%
2015		18,559	$13.31	to	$107.22	$477,808	4.03%	0.00%	to	1.95%	-1.33%	to	0.63%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class S
2019	131		$16.68		$2,191	3.12%		0.35%			9.16%
2018	138		$15.28		$2,103	3.42%		0.35%			-1.16%
2017	170		$15.46		$2,627	3.16%		0.35%			4.39%
2016	178		$14.81		$2,631	2.19%		0.35%			3.86%
2015	187		$14.26		$2,668	4.66%		0.35%			-0.14%
Voya Global Perspectives® Portfolio - Class I
2019	194	$10.77	to	$13.03	$2,415	3.53%	0.35%	to	1.50%	16.56%	to	17.81%
2018	181	$10.07	to	$11.06	$1,944	3.05%	0.40%	to	1.50%	-8.58%	to	-7.53%
2017	204	$10.93	to	$12.03	$2,388	1.65%	0.25%	to	1.50%	13.20%	to	14.68%
2016	509	$10.15	to	$10.49	$5,274	3.50%	0.25%	to	1.50%	5.28%	to	6.61%
2015	236	$9.64	to	$9.84	$2,295	2.92%	0.25%	to	1.50%	-4.84%	to	-3.62%
Voya High Yield Portfolio - Adviser Class
2019	2		$15.19		$28	2.90%		0.35%			14.38%
2018	3		$13.28		$41	5.00%		0.35%			-3.84%
2017	3		$13.81		$39	6.55%		0.35%			5.42%
2016	3		$13.10		$39	7.07%		0.35%			13.81%
2015	3		$11.51		$34	5.13%		0.35%			-2.70%
Voya High Yield Portfolio - Institutional Class
2019	7,396	$10.32	to	$22.37	$105,196	4.72%	0.00%	to	1.95%	13.99%	to	15.36%
2018	2,437	$12.72	to	$19.54	$35,318	6.01%	0.00%	to	1.20%	-4.12%	to	-2.97%
2017	2,630	$13.17	to	$20.29	$39,407	7.22%	0.00%	to	1.20%	5.29%	to	6.56%
2016	2,242	$12.41	to	$19.19	$31,164	6.85%	0.00%	to	1.20%	13.51%	to	14.88%
2015	2,230	$10.85	to	$16.85	$27,564	6.30%	0.00%	to	1.20%	-3.03%	to	-1.87%
Voya High Yield Portfolio - Service Class
2019	17	$20.12	to	$25.00	$409	7.19%	0.40%	to	1.40%	13.58%	to	14.78%
2018	993	$17.62	to	$22.29	$19,881	5.77%	0.10%	to	1.50%	-4.63%	to	-3.31%
2017	1,042	$18.37	to	$23.09	$21,758	6.92%	0.00%	to	1.50%	4.63%	to	6.18%
2016	1,084	$17.45	to	$22.28	$21,510	6.58%	0.00%	to	1.50%	12.86%	to	14.60%
2015	1,120	$15.36	to	$19.45	$19,604	6.16%	0.00%	to	1.50%	-3.48%	to	-2.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Adviser Class
2019	3		$31.65		$83	—		0.35%			31.44%
2018	3		$24.08		$78	—		0.35%			-2.39%
2017	6		$24.67		$143	0.07%		0.35%			28.56%
2016	6		$19.19		$121	—		0.35%			2.95%
2015	9		$18.64		$163	—		0.35%			5.37%
Voya Large Cap Growth Portfolio - Institutional Class
2019	19,621	$11.53	to	$42.93	$598,514	0.67%	0.00%	to	1.50%	30.75%	to	32.77%
2018	20,013	$22.96	to	$32.64	$483,586	0.67%	0.00%	to	1.50%	-2.97%	to	-1.48%
2017	21,642	$23.65	to	$33.45	$535,736	0.64%	0.00%	to	1.50%	27.82%	to	29.71%
2016	22,383	$18.51	to	$26.03	$430,272	0.55%	0.00%	to	1.50%	2.43%	to	4.00%
2015	23,787	$18.07	to	$25.28	$443,531	0.57%	0.00%	to	1.50%	4.78%	to	6.38%
Voya Large Cap Growth Portfolio - Service Class
2019	175	$20.59	to	$50.53	$5,930	—	0.00%	to	1.50%	30.45%	to	32.42%
2018	460	$15.60	to	$38.16	$12,694	0.41%	0.00%	to	1.50%	-3.24%	to	-1.75%
2017	422	$15.94	to	$38.84	$11,802	0.40%	0.00%	to	1.50%	27.53%	to	29.42%
2016	321	$12.36	to	$30.01	$6,892	—	0.00%	to	1.50%	2.16%	to	3.70%
2015	290	$11.96	to	$28.94	$5,927	—	0.00%	to	1.50%	4.52%	to	6.12%
Voya Large Cap Value Portfolio - Adviser Class
2019	1		$15.68		$16	—		0.35%			24.05%
2018	1		$12.64		$15	—		0.35%			-8.67%
2017	1		$13.84		$21	1.85%		0.35%			12.43%
2016	2		$12.31		$21	1.80%		0.35%			12.83%
2015	2		$10.91		$21	—		0.35%			-5.38%
Voya Large Cap Value Portfolio - Institutional Class
2019	16,308	$11.09	to	$22.09	$303,689	2.12%	0.00%	to	1.95%	22.71%	to	25.12%
2018	17,753	$13.34	to	$17.66	$267,860	2.01%	0.00%	to	1.95%	-9.62%	to	-7.78%
2017	20,269	$14.76	to	$19.15	$335,852	2.43%	0.00%	to	1.95%	11.31%	to	13.52%
2016	22,298	$13.26	to	$16.87	$328,460	2.34%	0.00%	to	1.95%	11.70%	to	13.93%
2015	24,918	$11.87	to	$14.81	$325,457	1.84%	0.00%	to	1.95%	-6.39%	to	-4.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Service Class
2019	69	$15.91	to	$19.31	$1,231	1.86%	0.10%	to	1.40%	23.05%	to	24.59%
2018	85	$12.93	to	$16.36	$1,241	1.70%	0.10%	to	1.40%	-9.33%	to	-8.06%
2017	107	$14.26	to	$17.09	$1,692	2.17%	0.10%	to	1.40%	11.67%	to	13.08%
2016	118	$12.77	to	$15.16	$1,668	2.15%	0.10%	to	1.45%	12.02%	to	13.49%
2015	132	$11.44	to	$13.48	$1,658	1.74%	0.10%	to	1.55%	-6.12%	to	-4.77%
Voya Limited Maturity Bond Portfolio - Adviser Class
2019	—		$10.52		$5	—		0.35%			3.24%
2018	1		$10.19		$15	—		0.35%			0.39%
2017	1		$10.15		$11	1.36%		0.35%			0.59%
2016	1		$10.09		$10	0.48%		0.35%			0.50%
2015	4		$10.04		$37	—		0.35%			—
Voya U.S. Stock Index Portfolio - Institutional Class
2019	2,540	$11.52	to	$38.74	$39,309	1.71%	0.00%	to	1.40%	29.30%	to	31.14%
2018	1,301	$19.90	to	$29.54	$28,279	1.86%	0.00%	to	1.40%	-5.94%	to	-4.65%
2017	1,271	$20.95	to	$30.98	$29,429	1.95%	0.00%	to	1.40%	19.76%	to	21.49%
2016	1,028	$17.33	to	$25.50	$20,177	2.18%	0.00%	to	1.40%	10.10%	to	11.65%
2015	842	$15.59	to	$22.84	$15,178	1.74%	0.00%	to	1.40%	-0.26%	to	1.11%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2019	1		$10.98		$12	—		0.35%			7.23%
2018	2		$10.24		$20	—		0.35%			-2.75%
2017	3		$10.53		$32	0.90%		0.35%			1.84%
2016	5		$10.34		$48	—		0.35%			2.89%
2015	4		$10.05		$38	—		0.35%			-3.18%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2019	4,491	$10.72	to	$18.67	$74,592	2.97%	0.00%	to	1.50%	22.87%	to	24.80%
2018	4,693	$12.81	to	$14.96	$64,343	5.37%	0.00%	to	1.50%	-9.92%	to	-8.56%
2017	5,377	$14.21	to	$16.36	$81,417	3.72%	0.00%	to	1.50%	9.13%	to	10.77%
2016	6,136	$13.03	to	$14.77	$84,613	1.41%	0.00%	to	1.50%	-0.61%	to	0.89%
2015	6,417	$13.11	to	$14.64	$88,362	3.31%	0.00%	to	1.50%	-2.89%	to	-1.41%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® Clarion Real Estate Portfolio - Adviser Class
2019	2	$18.95	$44	2.53%	0.35%	27.27%
2018	2	$14.89	$35	2.60%	0.35%	-8.31%
2017	3	$16.24	$42	2.55%	0.35%	4.44%
2016	6	$15.55	$90	1.52%	0.35%	3.53%
2015	3	$15.02	$39	2.17%	0.35%	2.25%

VY® Clarion Real Estate Portfolio - Institutional Class
2019	70	$19.32	to $22.20	$1,556	2.42%	0.95%	to 1.95%	25.95%	to	27.22%
2018	81	$15.34	to $17.45	$1,419	2.96%	0.95%	to 1.95%	-9.23%	to	-8.30%
2017	96	$16.90	to $19.03	$1,820	2.32%	0.95%	to 1.95%	3.43%	to	4.50%
2016	117	$16.34	to $18.21	$2,120	1.85%	0.95%	to 1.95%	2.45%	to	3.47%
2015	129	$15.95	to $17.60	$2,262	1.54%	0.95%	to 1.95%	1.14%	to	2.21%
VY® Clarion Real Estate Portfolio - Service Class
2019	2,072	$18.86	to $24.44	$44,624	2.14%	0.00%	to 1.50%	26.19%	to	28.18%
2018	2,224	$14.85	to $19.07	$37,743	2.60%	0.00%	to 1.50%	-9.00%	to	-7.65%
2017	2,860	$16.22	to $20.65	$53,192	2.07%	0.00%	to 1.50%	3.59%	to	5.20%
2016	3,437	$15.57	to $19.63	$61,308	1.58%	0.00%	to 1.50%	2.70%	to	4.25%
2015	3,616	$15.07	to $18.83	$62,453	1.32%	0.00%	to 1.50%	1.43%	to	2.95%
VY® Invesco Growth and Income Portfolio - Institutional Class
2019	1,348	$21.52	to $22.24	$29,008	2.77%	0.00%	to 0.45%	24.47%	to	24.94%
2018	1,580	$17.29	to $17.80	$27,328	1.75%	0.00%	to 0.45%	-13.72%	to	-13.30%
2017	1,642	$20.04	to $20.53	$32,904	2.26%	0.00%	to 0.45%	13.61%	to	14.12%
2016	1,500	$17.64	to $17.99	$26,466	2.34%	0.00%	to 0.45%	19.67%	to	20.25%
2015	1,486	$14.74	to $14.96	$21,900	3.52%	0.00%	to 0.45%	-3.09%	to	-2.67%
VY® Invesco Growth and Income Portfolio - Service Class
2019	1,092	$19.65	to $29.57	$28,186	2.43%	0.00%	to 1.50%	22.89%	to	24.72%
2018	1,248	$15.90	to $23.71	$26,073	1.47%	0.00%	to 1.50%	-14.86%	to	-13.59%
2017	1,363	$18.57	to $27.44	$33,274	2.05%	0.00%	to 1.50%	12.17%	to	13.91%
2016	1,315	$16.45	to $24.09	$28,398	2.12%	0.00%	to 1.50%	18.18%	to	19.91%
2015	1,411	$13.84	to $20.09	$25,661	3.25%	0.00%	to 1.50%	-4.41%	to	-2.90%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2019	7	$25.76	$190	—	0.35%	30.83%
2018	8	$19.69	$151	0.57%	0.35%	-17.37%
2017	8	$23.83	$202	0.32%	0.35%	41.93%
2016	16	$16.79	$266	0.93%	0.35%	12.23%
2015	15	$14.96	$223	0.74%	0.35%	-16.33%

VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2019	541	$26.40	to	$26.54	$14,297	0.14%	0.95%	to	1.20%	30.56%	to	30.87%
2018	561	$20.22	to	$20.28	$11,355	0.90%	0.95%	to	1.20%	-17.57%	to	-17.39%
2017	655	$24.53	to	$24.55	$16,078	0.51%	0.95%	to	1.20%	41.63%	to	41.74%
2016	1,109	$17.32	to	$17.58	$19,344	1.49%	0.85%	to	1.20%	11.89%	to	12.33%
2015	1,101	$15.48	to	$15.65	$17,138	1.54%	0.85%	to	1.20%	-16.55%	to	-16.31%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2019	875	$12.66	to	$35.31	$26,095	—	0.00%	to	1.50%	29.78%	to	31.73%
2018	890	$9.70	to	$26.81	$20,389	0.62%	0.00%	to	1.50%	-18.02%	to	-16.74%
2017	1,026	$11.76	to	$32.20	$28,556	0.46%	0.00%	to	1.55%	40.83%	to	43.05%
2016	898	$8.30	to	$22.52	$17,732	1.22%	0.00%	to	1.55%	11.21%	to	12.94%
2015	883	$7.41	to	$19.94	$15,507	1.24%	0.00%	to	1.55%	-17.04%	to	-15.78%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2019	—		$23.50		$3	—		0.35%			25.53%
2018	1		$18.72		$24	—		0.35%			-11.15%
2017	2		$21.06		$46	0.19%		0.35%			14.82%
2016	2		$18.35		$28	0.16%		0.35%			20.72%
2015	3		$15.20		$41	—		0.35%			-4.34%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2019	2,106	$24.07	to	$24.88	$50,704	1.19%	0.00%	to	0.45%	26.22%	to	26.74%
2018	2,187	$19.07	to	$19.63	$41,715	0.66%	0.00%	to	0.45%	-10.76%	to	-10.32%
2017	2,118	$21.37	to	$21.89	$45,257	0.69%	0.00%	to	0.45%	15.33%	to	15.88%
2016	2,073	$18.53	to	$18.89	$38,416	0.76%	0.00%	to	0.45%	21.43%	to	21.87%
2015	1,960	$15.26	to	$15.50	$29,923	0.48%	0.00%	to	0.45%	-3.90%	to	-3.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2019		1,134	$25.90	to	$39.84	$39,048	0.68%	0.00%	to	1.60%	24.50%	to	26.40%
2018		1,109	$20.68	to	$31.52	$30,497	0.40%	0.00%	to	1.65%	-11.98%	to	-10.52%
2017		1,095	$23.32	to	$35.23	$33,973	0.46%	0.00%	to	1.65%	13.66%	to	15.58%
2016		1,022	$20.36	to	$30.48	$27,747	0.47%	0.00%	to	1.65%	19.60%	to	21.61%
2015		1,002	$16.90	to	$25.07	$22,617	0.21%	0.00%	to	1.65%	-5.27%	to	-3.69%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2019	3/29/2019	—		$23.85		$1	(e)		0.35%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2019		16		$23.42		$363	1.21%		0.35%			23.59%
2018		16		$18.95		$298	1.54%		0.35%			-0.26%
2017		25		$19.00		$479	0.97%		0.35%			14.32%
2016		27		$16.62		$450	1.15%		0.35%			7.30%
2015		28		$15.49		$429	0.96%		0.35%			4.45%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2019		18,802	$22.95	to	$23.72	$431,537	1.83%	0.00%	to	0.45%	24.19%	to	24.71%
2018		17,670	$18.48	to	$19.02	$326,569	2.53%	0.00%	to	0.45%	0.27%	to	0.74%
2017		17,165	$18.43	to	$18.88	$316,392	1.54%	0.00%	to	0.45%	14.83%	to	15.40%
2016		16,607	$16.05	to	$16.36	$266,487	1.69%	0.00%	to	0.45%	7.86%	to	8.27%
2015		14,896	$14.88	to	$15.11	$221,682	1.62%	0.00%	to	0.45%	5.01%	to	5.52%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2019		32,781	$13.39	to	$38.37	$1,030,790	1.54%	0.00%	to	1.50%	22.52%	to	24.35%
2018		31,213	$10.85	to	$30.86	$806,219	2.19%	0.00%	to	1.50%	-1.02%	to	0.52%
2017		31,475	$10.88	to	$30.70	$827,633	1.25%	0.00%	to	1.50%	13.40%	to	15.11%
2016		30,080	$10.54	to	$26.67	$710,826	1.39%	0.00%	to	1.55%	6.41%	to	8.08%
2015		28,031	$17.30	to	$24.69	$625,604	1.33%	0.00%	to	1.65%	3.62%	to	5.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2019	38		$25.07		$942	2.29%		0.35%			25.48%
2018	40		$19.98		$803	1.76%		0.35%			-10.00%
2017	51		$22.20		$1,125	1.68%		0.35%			15.50%
2016	67		$19.22		$1,281	1.87%		0.35%			17.91%
2015	77		$16.30		$1,257	1.72%		0.35%			-7.60%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2019	4,111	$11.26	to	$42.16	$105,540	2.52%	0.00%	to	1.65%	24.30%	to	26.43%
2018	3,572	$15.48	to	$33.35	$90,169	2.17%	0.00%	to	1.65%	-10.81%	to	-9.31%
2017	3,794	$17.23	to	$36.78	$106,982	2.03%	0.00%	to	1.65%	14.34%	to	16.25%
2016	4,150	$14.96	to	$31.64	$101,935	2.20%	0.00%	to	1.65%	16.82%	to	18.77%
2015	4,373	$12.71	to	$26.64	$93,280	1.97%	0.00%	to	1.65%	-8.45%	to	-6.88%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2019	7		$13.71		$96	—		0.35%			26.83%
2018	8		$10.81		$91	1.06%		0.35%			-14.81%
2017	8		$12.69		$98	0.84%		0.35%			27.03%
2016	9		$9.99		$89	1.10%		0.35%			1.22%
2015	9		$9.87		$91	0.96%		0.35%			-1.69%
VY® T. Rowe Price International Stock Portfolio - Service Class
2019	396	$11.68	to	$24.68	$8,458	0.73%	0.00%	to	1.50%	25.71%	to	27.68%
2018	412	$9.23	to	$19.33	$6,957	1.82%	0.00%	to	1.50%	-15.38%	to	-14.13%
2017	452	$10.85	to	$22.51	$8,970	1.16%	0.00%	to	1.50%	25.91%	to	27.90%
2016	445	$8.56	to	$17.60	$6,961	1.43%	0.00%	to	1.50%	0.41%	to	1.88%
2015	476	$8.48	to	$17.28	$7,397	0.97%	0.00%	to	1.50%	-2.39%	to	-0.92%
Voya Government Money Market Portfolio - Class I
2019	17,995	$9.29	to	$57.69	$248,617	1.85%	0.00%	to	1.80%	0.11%	to	1.97%
2018	16,792	$9.28	to	$56.76	$237,575	1.47%	0.00%	to	1.80%	-0.11%	to	1.57%
2017	15,640	$9.43	to	$56.05	$219,152	0.58%	0.00%	to	1.70%	-0.92%	to	0.62%
2016	16,116	$9.41	to	$55.98	$228,794	—	0.00%	to	1.80%	-1.67%	to	0.21%
2015	15,697	$9.57	to	$56.19	$226,716	—	0.00%	to	1.80%	-1.75%	to	0.09%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Real Estate Fund - Class A
2019		2	$25.71	to	$26.55	$58	5.50%	0.30%	to	0.60%		23.37%
2018		2	$20.84	to	$21.35	$51	3.81%	0.35%	to	0.60%	-9.47%	to	-9.30%
2017		2	$22.55	to	$23.54	$54	2.79%	0.35%	to	0.85%	9.20%	to	9.74%
2016		8	$19.87	to	$21.45	$162	3.70%	0.35%	to	1.35%	-1.24%	to	-0.23%
2015		8	$20.12	to	$21.50	$165	1.90%	0.35%	to	1.35%	-3.22%	to	-2.27%
Voya Multi-Manager International Small Cap Fund - Class A
2019		9	$25.02	to	$29.81	$247	1.97%	0.00%	to	1.10%	23.12%	to	24.26%
2018		12	$20.67	to	$23.99	$260	1.23%	0.00%	to	1.00%	-22.82%	to	-22.06%
2017		14	$26.59	to	$30.78	$388	0.99%	0.00%	to	1.05%	33.53%	to	34.94%
2016		14	$19.92	to	$22.81	$294	0.54%	0.00%	to	1.05%	-1.78%	to	-0.74%
2015		15	$19.80	to	$22.98	$318	0.62%	0.00%	to	1.25%	6.62%	to	7.99%
Voya Multi-Manager International Small Cap Fund - Class I
2019		105	$12.78	to	$13.35	$1,361	2.32%	0.30%	to	1.50%	22.77%	to	24.30%
2018		133	$10.41	to	$10.74	$1,402	1.70%	0.25%	to	1.50%	-22.95%	to	-22.02%
2017		113	$13.50	to	$13.78	$1,543	2.44%	0.25%	to	1.50%	33.86%	to	35.10%
2016	6/6/2016	3	$10.13	to	$10.20	$28	(b)	0.30%	to	1.25%		(b)
2015		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Bond Portfolio - Adviser Class
2019		19		$16.07		$304	2.42%		0.35%			6.99%
2018		18		$15.02		$275	3.32%		0.35%			-2.78%
2017		17		$15.45		$267	2.28%		0.35%			8.73%
2016		20		$14.21		$285	1.55%		0.35%			5.42%
2015		20		$13.48		$269	—		0.35%			-5.14%
Voya Global Bond Portfolio - Initial Class
2019		4,517	$10.29	to	$18.07	$69,980	2.87%	0.00%	to	1.95%	5.81%	to	7.91%
2018		4,774	$12.91	to	$16.96	$70,474	3.78%	0.00%	to	1.95%	-3.94%	to	-1.97%
2017		5,031	$13.32	to	$17.30	$76,778	2.56%	0.00%	to	1.95%	7.61%	to	9.69%
2016		5,458	$12.26	to	$15.78	$76,457	1.77%	0.00%	to	1.95%	4.17%	to	6.33%
2015		5,898	$11.64	to	$14.84	$78,391	—	0.00%	to	1.95%	-6.18%	to	-4.31%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2019	35	$13.42	to	$14.85	$503	2.56%	0.25%	to	1.50%	6.03%	to	7.21%
2018	27	$12.38	to	$13.59	$356	3.06%	0.40%	to	1.50%	-3.63%	to	-2.58%
2017	41	$12.68	to	$14.56	$559	2.19%	0.00%	to	1.50%	7.67%	to	9.31%
2016	55	$11.58	to	$13.32	$704	1.52%	0.00%	to	1.50%	4.50%	to	6.05%
2015	70	$11.08	to	$12.56	$840	—	0.00%	to	1.50%	-6.00%	to	-4.56%
Voya Index Solution 2025 Portfolio - Initial Class
2019	522	$18.98	to	$26.43	$12,222	1.77%	0.00%	to	1.40%	17.12%	to	18.79%
2018	545	$16.18	to	$22.25	$11,069	1.75%	0.00%	to	1.40%	-6.27%	to	-4.99%
2017	510	$17.24	to	$23.24	$10,973	1.86%	0.05%	to	1.40%	13.23%	to	14.53%
2016	426	$15.20	to	$20.25	$8,027	2.55%	0.10%	to	1.40%	5.68%	to	7.03%
2015	335	$14.37	to	$18.92	$5,964	2.39%	0.10%	to	1.40%	-2.65%	to	-1.36%
Voya Index Solution 2025 Portfolio - Service 2 Class
2019	95	$18.40	to	$20.92	$1,859	2.01%	0.20%	to	1.50%	16.56%	to	17.99%
2018	150	$15.72	to	$17.73	$2,527	1.08%	0.20%	to	1.55%	-6.76%	to	-5.49%
2017	239	$16.86	to	$19.06	$4,336	1.34%	0.00%	to	1.55%	12.63%	to	14.41%
2016	271	$14.97	to	$16.66	$4,345	2.06%	0.00%	to	1.55%	5.05%	to	6.73%
2015	246	$14.25	to	$15.61	$3,706	1.37%	0.00%	to	1.55%	-3.13%	to	-1.64%
Voya Index Solution 2025 Portfolio - Service Class
2019	259	$18.48	to	$24.14	$6,057	1.81%	0.00%	to	1.25%	17.20%	to	18.41%
2018	216	$17.60	to	$20.51	$4,318	1.55%	0.00%	to	1.10%	-6.23%	to	-5.17%
2017	203	$16.86	to	$21.77	$4,318	1.55%	0.00%	to	1.25%	13.15%	to	14.64%
2016	130	$14.90	to	$19.12	$2,415	2.22%	0.00%	to	1.25%	5.52%	to	6.86%
2015	125	$15.15	to	$18.01	$2,199	2.08%	0.00%	to	1.10%	-2.55%	to	-1.50%
Voya Index Solution 2035 Portfolio - Initial Class
2019	699	$23.15	to	$29.94	$18,659	1.76%	0.00%	to	1.40%	20.91%	to	22.60%
2018	668	$18.99	to	$24.42	$14,903	1.58%	0.00%	to	1.40%	-8.18%	to	-6.92%
2017	529	$20.45	to	$26.03	$12,725	1.76%	0.05%	to	1.40%	17.01%	to	18.28%
2016	458	$16.24	to	$21.95	$9,330	2.31%	0.10%	to	1.40%	6.61%	to	8.02%
2015	374	$15.21	to	$20.44	$7,118	2.31%	0.00%	to	1.40%	-2.83%	to	-1.45%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2035 Portfolio - Service 2 Class
2019	88	$20.51	to	$23.91	$1,970	1.55%	0.00%	to	1.55%	20.22%	to	22.05%
2018	83	$17.06	to	$19.59	$1,514	0.93%	0.00%	to	1.55%	-8.57%	to	-7.11%
2017	118	$18.66	to	$21.09	$2,373	1.20%	0.00%	to	1.55%	16.33%	to	18.15%
2016	154	$16.04	to	$17.85	$2,640	1.92%	0.00%	to	1.55%	5.94%	to	7.59%
2015	146	$15.14	to	$16.59	$2,330	1.24%	0.00%	to	1.55%	-3.26%	to	-1.78%
Voya Index Solution 2035 Portfolio - Service Class
2019	337	$20.65	to	$27.37	$8,925	1.65%	0.00%	to	1.25%	20.83%	to	22.37%
2018	281	$17.09	to	$22.51	$6,123	1.36%	0.00%	to	1.25%	-8.27%	to	-7.12%
2017	246	$18.63	to	$24.40	$5,806	1.56%	0.00%	to	1.25%	16.95%	to	18.36%
2016	188	$15.93	to	$20.74	$3,721	2.21%	0.00%	to	1.25%	6.62%	to	7.78%
2015	181	$16.07	to	$19.37	$3,385	1.87%	0.00%	to	1.10%	-2.73%	to	-1.59%
Voya Index Solution 2045 Portfolio - Initial Class
2019	601	$23.27	to	$32.00	$17,160	1.60%	0.00%	to	1.40%	23.14%	to	24.85%
2018	595	$18.78	to	$25.63	$13,991	1.38%	0.00%	to	1.40%	-9.44%	to	-8.14%
2017	544	$19.92	to	$27.90	$14,017	1.57%	0.00%	to	1.40%	18.79%	to	20.47%
2016	448	$16.75	to	$23.16	$9,650	2.08%	0.00%	to	1.40%	6.83%	to	8.27%
2015	328	$16.05	to	$21.39	$6,581	1.92%	0.00%	to	1.40%	-2.99%	to	-1.61%
Voya Index Solution 2045 Portfolio - Service 2 Class
2019	115	$21.70	to	$25.18	$2,745	1.52%	0.00%	to	1.50%	22.53%	to	24.35%
2018	97	$17.64	to	$20.25	$1,856	0.78%	0.00%	to	1.55%	-9.91%	to	-8.50%
2017	131	$19.58	to	$22.13	$2,783	1.05%	0.00%	to	1.55%	18.09%	to	19.95%
2016	150	$16.58	to	$18.45	$2,669	1.74%	0.00%	to	1.55%	6.21%	to	7.89%
2015	122	$15.61	to	$17.10	$2,021	0.94%	0.00%	to	1.55%	-3.46%	to	-2.01%
Voya Index Solution 2045 Portfolio - Service Class
2019	179	$21.76	to	$29.22	$5,102	1.53%	0.00%	to	1.25%	23.01%	to	24.56%
2018	159	$17.69	to	$23.62	$3,653	1.23%	0.00%	to	1.25%	-9.61%	to	-8.45%
2017	124	$19.57	to	$25.96	$3,154	1.43%	0.00%	to	1.25%	18.75%	to	20.21%
2016	83	$16.48	to	$21.74	$1,755	1.90%	0.00%	to	1.25%	6.67%	to	8.02%
2015	63	$15.45	to	$20.25	$1,240	1.38%	0.00%	to	1.25%	-3.07%	to	-1.84%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2055 Portfolio - Initial Class
2019	317	$22.12	to	$25.33	$7,159	1.38%	0.00%	to	1.40%	23.44%	to	25.21%
2018	277	$17.92	to	$20.23	$5,203	1.19%	0.00%	to	1.40%	-9.73%	to	-8.53%
2017	197	$19.85	to	$21.93	$4,069	1.35%	0.05%	to	1.40%	19.29%	to	20.85%
2016	134	$16.64	to	$18.14	$2,292	1.72%	0.10%	to	1.40%	6.60%	to	7.98%
2015	91	$15.61	to	$16.80	$1,459	1.27%	0.10%	to	1.40%	-2.98%	to	-1.75%
Voya Index Solution 2055 Portfolio - Service 2 Class
2019	70	$21.00	to	$24.39	$1,618	1.30%	0.00%	to	1.55%	22.81%	to	24.69%
2018	62	$17.10	to	$19.56	$1,152	0.74%	0.00%	to	1.55%	-10.19%	to	-8.77%
2017	62	$19.04	to	$21.44	$1,296	1.13%	0.00%	to	1.55%	18.63%	to	20.52%
2016	48	$16.05	to	$17.79	$831	1.52%	0.00%	to	1.55%	6.08%	to	7.69%
2015	33	$15.13	to	$16.52	$532	0.67%	0.00%	to	1.55%	-3.41%	to	-2.02%
Voya Index Solution 2055 Portfolio - Service Class
2019	155	$21.40	to	$24.73	$3,535	1.21%	0.00%	to	1.50%	23.06%	to	24.90%
2018	122	$17.39	to	$19.80	$2,235	1.03%	0.00%	to	1.50%	-10.04%	to	-8.63%
2017	101	$19.32	to	$21.67	$2,038	1.14%	0.00%	to	1.50%	18.88%	to	20.59%
2016	60	$16.26	to	$17.97	$1,009	1.52%	0.00%	to	1.50%	6.27%	to	7.93%
2015	46	$15.30	to	$16.65	$734	1.19%	0.00%	to	1.50%	-3.41%	to	-1.94%
Voya Index Solution Income Portfolio - Initial Class
2019	190	$15.10	to	$20.08	$3,374	2.05%	0.00%	to	1.40%	11.56%	to	13.19%
2018	230	$13.51	to	$17.74	$3,732	1.98%	0.00%	to	1.40%	-4.37%	to	-3.08%
2017	270	$14.11	to	$18.16	$4,533	2.11%	0.05%	to	1.40%	7.86%	to	9.06%
2016	237	$13.06	to	$16.62	$3,658	1.88%	0.10%	to	1.40%	3.74%	to	5.12%
2015	213	$12.57	to	$15.81	$3,153	1.16%	0.10%	to	1.40%	-2.26%	to	-1.00%
Voya Index Solution Income Portfolio - Service 2 Class
2019	48	$14.56	to	$16.81	$736	1.98%	0.00%	to	1.45%	11.06%	to	12.74%
2018	71	$12.99	to	$14.91	$980	1.53%	0.00%	to	1.55%	-4.90%	to	-3.43%
2017	86	$13.66	to	$15.44	$1,245	1.70%	0.00%	to	1.55%	7.22%	to	8.89%
2016	85	$12.74	to	$14.18	$1,145	1.83%	0.00%	to	1.55%	3.24%	to	4.80%
2015	100	$12.34	to	$13.53	$1,292	0.51%	0.00%	to	1.55%	-2.83%	to	-1.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Service Class
2019	64	$14.71	to	$18.34	$1,114	2.04%	0.00%	to	1.25%	11.63%	to	12.85%
2018	60	$14.71	to	$16.35	$948	2.37%	0.00%	to	1.10%	-4.26%	to	-3.22%
2017	60	$15.20	to	$17.01	$990	1.82%	0.00%	to	1.10%	7.81%	to	9.04%
2016	59	$13.94	to	$15.70	$895	2.09%	0.00%	to	1.10%	3.81%	to	4.97%
2015	90	$13.28	to	$15.06	$1,296	0.33%	0.00%	to	1.10%	-2.20%	to	-1.12%
Voya International High Dividend Low Volatility Portfolio - Adviser Class
2019	17		$11.61		$197	1.55%		0.35%			15.75%
2018	19		$10.03		$190	1.87%		0.35%			-15.64%
2017	20		$11.89		$238	1.60%		0.35%			21.20%
2016	23		$9.81		$223	2.36%		0.35%			1.03%
2015	36		$9.71		$345	3.71%		0.35%			-4.15%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2019	6,442	$10.68	to	$12.83	$73,467	2.15%	0.00%	to	1.50%	14.96%	to	16.74%
2018	6,988	$9.29	to	$10.99	$69,069	2.19%	0.00%	to	1.50%	-16.23%	to	-14.94%
2017	7,762	$11.09	to	$12.92	$91,104	2.03%	0.00%	to	1.50%	20.52%	to	22.35%
2016	8,386	$9.20	to	$10.56	$81,205	3.37%	0.00%	to	1.50%	0.32%	to	1.83%
2015	9,214	$9.17	to	$10.37	$88,438	4.05%	0.00%	to	1.50%	-4.85%	to	-3.36%
Voya International High Dividend Low Volatility Portfolio - Service Class
2019	4	$13.05	to	$14.16	$59	1.46%	0.50%	to	1.10%	15.18%	to	15.65%
2018	6	$11.26	to	$13.03	$78	1.46%	0.00%	to	1.15%	-16.16%	to	-15.78%
2017	13	$13.19	to	$15.18	$196	1.45%	0.10%	to	1.30%	20.66%	to	21.93%
2016	21	$11.13	to	$12.45	$250	2.70%	0.10%	to	1.15%	0.45%	to	1.47%
2015	26	$10.82	to	$12.39	$308	3.77%	0.00%	to	1.40%	-4.84%	to	-3.50%
Voya Solution 2025 Portfolio - Adviser Class
2019	24		$19.29		$468	1.95%		0.35%			17.41%
2018	28		$16.43		$457	1.88%		0.35%			-6.33%
2017	29	$17.54	to	$17.89	$501	1.70%	0.35%	to	0.70%	14.24%	to	14.64%
2016	29	$15.30	to	$15.66	$437	1.83%	0.35%	to	0.70%	4.82%	to	5.15%
2015	30	$14.55	to	$14.94	$440	3.00%	0.35%	to	0.70%	-0.99%	to	-0.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Initial Class
2019	847	$12.12	to	$17.59	$11,199	2.58%	0.00%	to	1.20%	16.97%	to	18.37%
2018	760	$10.32	to	$14.86	$8,566	2.34%	0.00%	to	1.20%	-6.62%	to	-5.47%
2017	725	$11.00	to	$15.72	$8,717	2.90%	0.00%	to	1.20%	14.18%	to	15.59%
2016	211	$10.71	to	$13.60	$2,609	2.29%	0.00%	to	1.20%	4.79%	to	6.17%
2015	206	$10.22	to	$12.81	$2,461	4.21%	0.00%	to	1.20%	-0.97%	to	0.16%
Voya Solution 2025 Portfolio - Service 2 Class
2019	332	$18.44	to	$21.29	$6,734	1.80%	0.10%	to	1.55%	16.12%	to	17.82%
2018	455	$15.88	to	$18.23	$7,854	1.68%	0.00%	to	1.55%	-7.35%	to	-6.08%
2017	471	$17.14	to	$19.07	$8,664	1.83%	0.20%	to	1.55%	13.28%	to	14.88%
2016	689	$15.13	to	$16.78	$11,067	2.07%	0.05%	to	1.55%	4.13%	to	5.73%
2015	850	$14.53	to	$15.92	$13,036	2.94%	0.00%	to	1.55%	-1.76%	to	-0.25%
Voya Solution 2025 Portfolio - Service Class
2019	7,022	$10.83	to	$22.49	$135,241	2.31%	0.00%	to	1.50%	16.38%	to	18.12%
2018	7,484	$13.10	to	$19.04	$124,074	2.03%	0.00%	to	1.50%	-7.13%	to	-5.71%
2017	8,100	$14.02	to	$20.20	$145,817	1.88%	0.00%	to	1.50%	13.61%	to	15.31%
2016	8,622	$12.27	to	$17.52	$135,518	2.08%	0.00%	to	1.50%	4.26%	to	5.93%
2015	8,790	$11.69	to	$16.55	$131,712	3.25%	0.00%	to	1.50%	-1.54%	to	-0.06%
Voya Solution 2035 Portfolio - Adviser Class
2019	23		$20.78		$475	2.05%		0.35%			21.10%
2018	23		$17.16		$401	1.63%		0.35%			-8.87%
2017	24		$18.83		$460	1.33%		0.35%			18.80%
2016	24		$15.85		$386	2.44%		0.35%			5.67%
2015	12		$15.00		$175	2.79%		0.35%			-1.12%
Voya Solution 2035 Portfolio - Initial Class
2019	800	$12.47	to	$19.07	$11,644	0.03%	0.00%	to	1.20%	20.81%	to	22.24%
2018	635	$10.28	to	$15.60	$7,686	2.14%	0.00%	to	1.20%	-9.25%	to	-8.07%
2017	517	$11.27	to	$16.97	$6,878	2.29%	0.00%	to	1.20%	18.48%	to	19.84%
2016	246	$10.77	to	$14.16	$3,095	2.09%	0.00%	to	1.20%	5.18%	to	6.47%
2015	303	$10.24	to	$13.30	$3,633	3.54%	0.00%	to	1.20%	-1.44%	to	-0.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service 2 Class
2019	515	$20.37	to	$23.52	$11,338	1.95%	0.00%	to	1.45%	19.89%	to	21.61%
2018	614	$16.99	to	$19.34	$11,164	1.73%	0.00%	to	1.45%	-9.77%	to	-8.38%
2017	618	$18.83	to	$21.11	$12,339	1.49%	0.00%	to	1.45%	17.61%	to	19.27%
2016	785	$15.90	to	$17.70	$13,278	2.00%	0.00%	to	1.55%	4.47%	to	6.12%
2015	782	$15.22	to	$16.68	$12,529	2.92%	0.00%	to	1.55%	-2.19%	to	-0.66%
Voya Solution 2035 Portfolio - Service Class
2019	7,433	$11.03	to	$24.48	$154,810	2.22%	0.00%	to	1.50%	20.12%	to	21.98%
2018	7,670	$13.30	to	$20.07	$134,108	1.80%	0.00%	to	1.50%	-9.72%	to	-8.31%
2017	8,035	$14.65	to	$21.90	$156,617	1.53%	0.00%	to	1.50%	17.67%	to	19.47%
2016	8,278	$12.37	to	$18.34	$136,495	2.09%	0.00%	to	1.50%	4.62%	to	6.26%
2015	8,227	$11.75	to	$17.26	$128,935	3.31%	0.00%	to	1.50%	-1.93%	to	-0.46%
Voya Solution 2045 Portfolio - Adviser Class
2019	1		$21.18		$18	—		0.35%			23.21%
2018	1	$16.68	to	$17.19	$15	—	0.35%	to	1.25%	-11.61%	to	-10.84%
2017	1	$18.87	to	$19.28	$29	0.97%	0.35%	to	1.25%	19.43%	to	20.50%
2016	2	$15.80	to	$16.00	$33	1.35%	0.35%	to	1.25%	4.77%	to	5.75%
2015	2	$15.08	to	$15.13	$31	2.76%	0.35%	to	1.25%	-2.33%	to	-1.50%
Voya Solution 2045 Portfolio - Initial Class
2019	598	$12.55	to	$19.81	$8,702	2.28%	0.00%	to	1.20%	22.79%	to	24.28%
2018	517	$10.18	to	$15.94	$6,196	1.82%	0.00%	to	1.20%	-11.16%	to	-10.05%
2017	473	$11.40	to	$17.72	$6,333	1.66%	0.00%	to	1.20%	20.06%	to	21.54%
2016	177	$10.82	to	$14.58	$2,351	1.86%	0.00%	to	1.20%	5.36%	to	6.58%
2015	158	$10.27	to	$13.68	$2,014	2.94%	0.00%	to	1.20%	-1.72%	to	-0.58%
Voya Solution 2045 Portfolio - Service 2 Class
2019	219	$21.06	to	$24.31	$5,014	1.49%	0.10%	to	1.55%	21.80%	to	23.44%
2018	278	$17.29	to	$19.85	$5,179	1.34%	0.00%	to	1.55%	-11.74%	to	-10.34%
2017	274	$19.59	to	$22.14	$5,732	1.18%	0.00%	to	1.55%	19.16%	to	20.98%
2016	446	$16.44	to	$18.30	$7,798	1.53%	0.00%	to	1.55%	4.65%	to	6.27%
2015	447	$15.71	to	$17.22	$7,401	2.88%	0.00%	to	1.55%	-2.60%	to	-1.03%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2019	5,299	$11.16	to	$25.37	$113,924	1.98%	0.00%	to	1.50%	22.06%	to	23.93%
2018	5,356	$13.13	to	$20.48	$94,948	1.44%	0.00%	to	1.50%	-11.56%	to	-10.19%
2017	5,993	$14.75	to	$22.81	$122,145	1.07%	0.00%	to	1.50%	19.44%	to	21.27%
2016	6,073	$12.28	to	$18.81	$102,771	1.64%	0.00%	to	1.50%	4.85%	to	6.39%
2015	5,865	$11.64	to	$17.68	$94,100	3.16%	0.00%	to	1.50%	-2.46%	to	-0.95%
Voya Solution 2055 Portfolio - Initial Class
2019	257	$12.58	to	$24.45	$4,029	1.81%	0.00%	to	1.20%	23.32%	to	24.74%
2018	179	$10.16	to	$19.60	$2,280	1.76%	0.00%	to	1.20%	-11.40%	to	-10.30%
2017	144	$11.41	to	$21.85	$2,039	1.41%	0.00%	to	1.20%	20.46%	to	21.93%
2016	85	$10.85	to	$17.92	$1,073	1.15%	0.00%	to	1.20%	5.44%	to	6.73%
2015	97	$10.29	to	$16.79	$1,180	2.35%	0.00%	to	1.20%	-1.81%	to	-0.65%
Voya Solution 2055 Portfolio - Service 2 Class
2019	76	$20.76	to	$23.32	$1,692	1.16%	0.10%	to	1.30%	22.62%	to	24.01%
2018	89	$16.93	to	$18.94	$1,581	1.20%	0.00%	to	1.30%	-11.69%	to	-10.87%
2017	71	$19.35	to	$20.88	$1,429	0.97%	0.20%	to	1.20%	20.22%	to	21.31%
2016	86	$15.95	to	$17.22	$1,438	1.29%	0.20%	to	1.35%	4.80%	to	6.03%
2015	74	$15.18	to	$16.43	$1,174	2.33%	0.00%	to	1.40%	-2.38%	to	-1.02%
Voya Solution 2055 Portfolio - Service Class
2019	1,440	$11.21	to	$23.89	$30,438	1.71%	0.00%	to	1.50%	22.67%	to	24.49%
2018	1,264	$16.85	to	$19.19	$22,428	1.21%	0.00%	to	1.50%	-11.92%	to	-10.54%
2017	1,256	$19.12	to	$21.45	$25,364	0.92%	0.00%	to	1.50%	19.86%	to	21.67%
2016	1,103	$15.59	to	$17.63	$18,451	1.38%	0.00%	to	1.50%	4.86%	to	6.46%
2015	896	$14.77	to	$16.57	$14,170	2.63%	0.00%	to	1.50%	-2.31%	to	-0.84%
Voya Solution Balanced Portfolio - Service Class
2019	365	$15.15	to	$17.42	$5,786	2.23%	0.30%	to	1.50%	17.72%	to	19.15%
2018	377	$12.87	to	$14.62	$5,049	1.83%	0.30%	to	1.50%	-8.07%	to	-7.00%
2017	436	$14.00	to	$15.80	$6,414	1.43%	0.25%	to	1.50%	12.99%	to	14.49%
2016	374	$12.39	to	$13.80	$4,837	2.32%	0.25%	to	1.50%	4.73%	to	6.07%
2015	381	$11.83	to	$13.01	$4,678	2.95%	0.25%	to	1.50%	-1.91%	to	-0.69%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Adviser Class
2019	48		$17.67		$855	2.68%		0.35%			12.48%
2018	50		$15.71		$785	2.22%		0.35%			-3.56%
2017	51		$16.29		$836	1.92%		0.35%			8.67%
2016	67		$14.99		$1,009	0.97%		0.35%			3.88%
2015	67		$14.43		$967	0.85%		0.35%			-0.62%
Voya Solution Income Portfolio - Initial Class
2019	623	$11.50	to	$14.75	$8,415	3.09%	0.00%	to	1.20%	12.08%	to	13.37%
2018	654	$10.22	to	$13.01	$7,904	2.83%	0.00%	to	1.20%	-4.04%	to	-2.84%
2017	697	$10.59	to	$13.39	$8,750	2.82%	0.00%	to	1.20%	8.37%	to	9.66%
2016	553	$10.51	to	$12.21	$6,602	1.24%	0.00%	to	1.20%	3.55%	to	4.81%
2015	568	$10.15	to	$11.65	$6,503	2.31%	0.00%	to	1.20%	-0.98%	to	0.17%
Voya Solution Income Portfolio - Service 2 Class
2019	206	$14.65	to	$17.08	$3,320	2.48%	0.00%	to	1.55%	11.24%	to	12.96%
2018	259	$13.17	to	$15.12	$3,691	2.09%	0.00%	to	1.55%	-4.70%	to	-3.20%
2017	320	$13.82	to	$15.62	$4,736	1.96%	0.00%	to	1.55%	7.55%	to	9.23%
2016	408	$12.85	to	$14.30	$5,591	1.03%	0.00%	to	1.55%	2.72%	to	4.30%
2015	525	$12.51	to	$13.71	$6,948	0.69%	0.00%	to	1.55%	-1.56%	to	-0.15%
Voya Solution Income Portfolio - Service Class
2019	2,341	$10.54	to	$19.63	$38,441	2.77%	0.00%	to	1.50%	11.39%	to	13.14%
2018	2,857	$13.44	to	$17.35	$43,388	2.37%	0.00%	to	1.50%	-4.50%	to	-3.03%
2017	3,498	$13.99	to	$17.90	$55,737	2.17%	0.00%	to	1.50%	7.64%	to	9.29%
2016	4,322	$12.91	to	$16.38	$63,458	1.09%	0.00%	to	1.50%	2.92%	to	4.47%
2015	5,025	$12.47	to	$15.68	$71,177	1.12%	0.00%	to	1.50%	-1.40%	to	0.13%
Voya Solution Moderately Conservative Portfolio - Service Class
2019	509	$14.24	to	$16.38	$7,654	1.97%	0.30%	to	1.50%	13.20%	to	14.63%
2018	467	$12.58	to	$14.37	$6,159	2.02%	0.25%	to	1.50%	-5.63%	to	-4.45%
2017	529	$13.33	to	$15.04	$7,396	2.24%	0.25%	to	1.50%	8.64%	to	10.02%
2016	501	$12.27	to	$13.67	$6,427	2.58%	0.25%	to	1.50%	4.25%	to	5.56%
2015	480	$11.77	to	$12.95	$5,865	2.60%	0.25%	to	1.50%	-1.83%	to	-0.61%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2019	2	$32.34	$51	—	0.35%	29.72%
2018	2	$24.93	$39	1.79%	0.35%	-14.80%
2017	3	$29.26	$73	0.89%	0.35%	10.50%
2016	3	$26.48	$75	1.35%	0.35%	23.28%
2015	4	$21.48	$78	1.73%	0.35%	-2.32%

VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2019	1,239	$11.87	to	$29.84	$34,644	1.44%	0.00%	to	1.40%	29.12%	to	30.93%
2018	1,535	$9.15	to	$22.79	$33,150	1.30%	0.00%	to	1.40%	-15.34%	to	-14.13%
2017	1,550	$10.76	to	$26.54	$39,257	1.29%	0.00%	to	1.40%	9.92%	to	11.42%
2016	1,436	$17.78	to	$23.82	$32,821	1.52%	0.00%	to	1.40%	22.65%	to	24.39%
2015	1,077	$14.42	to	$19.15	$20,011	1.79%	0.00%	to	1.40%	-2.90%	to	-1.54%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2019	2,472	$11.26	to	$49.72	$67,826	1.22%	0.00%	to	1.50%	28.73%	to	30.67%
2018	1,924	$20.50	to	$38.05	$57,494	1.06%	0.00%	to	1.50%	-15.64%	to	-14.34%
2017	2,082	$24.15	to	$44.42	$73,631	1.08%	0.00%	to	1.50%	9.48%	to	11.11%
2016	2,114	$21.93	to	$39.98	$68,126	1.25%	0.00%	to	1.50%	22.22%	to	24.08%
2015	1,925	$17.84	to	$32.22	$50,668	1.50%	0.00%	to	1.55%	-3.21%	to	-1.71%
VY® Baron Growth Portfolio - Adviser Class
2019	10		$35.83		$351	—		0.35%			37.75%
2018	11		$26.01		$277	—		0.35%			-2.47%
2017	15		$26.67		$393	0.60%		0.35%			27.42%
2016	15		$20.93		$315	—		0.35%			4.70%
2015	17		$19.99		$336	—		0.35%			-5.62%
VY® Baron Growth Portfolio - Service Class
2019	3,965	$11.14	to	$60.95	$156,083	—	0.00%	to	1.50%	36.46%	to	38.55%
2018	3,388	$13.26	to	$44.00	$122,163	—	0.00%	to	1.50%	-3.36%	to	-1.90%
2017	3,498	$13.69	to	$44.85	$130,478	0.74%	0.00%	to	1.50%	26.29%	to	28.22%
2016	4,507	$10.81	to	$34.98	$123,986	—	0.00%	to	1.50%	3.77%	to	5.33%
2015	5,347	$10.39	to	$33.21	$142,519	0.24%	0.00%	to	1.50%	-6.43%	to	-5.00%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Service Class
2019	307	$21.26	to	$54.36	$13,169	1.82%	0.00%	to	1.50%	31.09%	to	33.07%
2018	345	$16.12	to	$40.85	$11,187	0.91%	0.00%	to	1.50%	-10.36%	to	-9.00%
2017	401	$17.88	to	$44.89	$14,546	0.98%	0.00%	to	1.50%	19.78%	to	21.60%
2016	453	$14.84	to	$36.92	$13,696	3.34%	0.00%	to	1.50%	6.79%	to	8.43%
2015	519	$13.81	to	$34.06	$14,625	0.85%	0.00%	to	1.50%	1.44%	to	2.99%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2019	7		$19.45		$145	—		0.35%			19.47%
2018	8		$16.28		$125	—		0.35%			-18.27%
2017	8		$19.92		$167	0.16%		0.35%			10.30%
2016	9		$18.06		$159	0.04%		0.35%			22.94%
2015	19		$14.69		$272	0.38%		0.35%			-3.55%
VY® Columbia Small Cap Value II Portfolio - Service Class
2019	283	$18.73	to	$22.08	$5,775	0.34%	0.30%	to	1.50%	18.39%	to	19.87%
2018	321	$15.82	to	$18.56	$5,486	0.27%	0.25%	to	1.50%	-19.00%	to	-17.98%
2017	334	$19.53	to	$22.63	$7,003	0.28%	0.25%	to	1.50%	9.29%	to	10.66%
2016	373	$17.78	to	$20.64	$7,084	0.26%	0.15%	to	1.50%	21.90%	to	23.34%
2015	384	$14.50	to	$16.58	$5,950	0.36%	0.00%	to	1.50%	-4.43%	to	-2.95%
VY® Invesco Comstock Portfolio - Adviser Class
2019	10		$24.90		$260	2.05%		0.35%			24.44%
2018	11		$20.01		$228	0.90%		0.35%			-12.89%
2017	19		$22.97		$438	0.97%		0.35%			16.90%
2016	21		$19.65		$408	2.11%		0.35%			17.10%
2015	26		$16.78		$429	2.20%		0.35%			-6.52%
VY® Invesco Comstock Portfolio - Service Class
2019	2,230	$11.32	to	$33.58	$60,153	2.39%	0.00%	to	1.95%	22.76%	to	25.26%
2018	2,329	$15.99	to	$26.84	$54,176	1.35%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017	2,571	$18.42	to	$30.79	$68,978	1.16%	0.00%	to	1.95%	15.37%	to	17.67%
2016	2,810	$15.79	to	$26.47	$64,533	2.36%	0.00%	to	1.95%	15.44%	to	17.83%
2015	3,201	$13.53	to	$22.74	$62,485	2.26%	0.00%	to	1.95%	-7.77%	to	-5.98%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Adviser Class
2019	65		$23.05		$1,487	1.62%		0.35%			19.06%
2018	70		$19.36		$1,346	1.51%		0.35%			-10.20%
2017	72		$21.56		$1,561	1.28%		0.35%			9.94%
2016	81		$19.61		$1,585	1.55%		0.35%			14.28%
2015	89		$17.16		$1,534	1.81%		0.35%			-2.89%
VY® Invesco Equity and Income Portfolio - Initial Class
2019	12,440	$10.91	to	$27.53	$281,505	2.08%	0.00%	to	1.95%	17.77%	to	20.11%
2018	13,640	$11.22	to	$23.79	$259,611	1.98%	0.00%	to	1.95%	-11.21%	to	-9.44%
2017	15,337	$12.49	to	$26.27	$326,650	2.18%	0.00%	to	1.95%	8.71%	to	10.91%
2016	16,739	$11.35	to	$23.69	$320,439	1.99%	0.00%	to	1.95%	13.03%	to	15.28%
2015	18,498	$9.93	to	$20.55	$310,862	2.22%	0.00%	to	1.95%	-3.95%	to	-2.03%
VY® Invesco Equity and Income Portfolio - Service Class
2019	55	$13.43	to	$77.81	$1,061	1.70%	0.00%	to	1.15%	18.43%	to	19.82%
2018	75	$11.34	to	$65.44	$1,169	1.63%	0.00%	to	1.15%	-10.71%	to	-9.67%
2017	98	$12.70	to	$72.99	$1,649	1.60%	0.00%	to	1.15%	9.51%	to	10.61%
2016	115	$11.58	to	$66.49	$1,687	1.84%	0.00%	to	1.25%	13.53%	to	14.99%
2015	110	$10.20	to	$58.25	$1,429	1.46%	0.00%	to	1.25%	-3.50%	to	-2.25%
VY® Invesco Oppenheimer Global Portfolio - Adviser Class
2019	10		$26.80		$266	0.00%		0.35%			30.60%
2018	11		$20.52		$219	1.49%		0.35%			-13.89%
2017	19		$23.83		$453	0.74%		0.35%			35.32%
2016	21		$17.61		$373	0.75%		0.35%			-0.62%
2015	30		$17.72		$532	1.10%		0.35%			3.20%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2019	21,035	$11.45	to	$33.95	$603,394	0.50%	0.00%	to	1.80%	29.47%	to	31.81%
2018	22,797	$15.32	to	$26.86	$512,694	1.64%	0.00%	to	1.80%	-14.76%	to	-13.20%
2017	24,766	$17.81	to	$30.95	$649,773	1.10%	0.00%	to	1.80%	34.07%	to	36.54%
2016	26,549	$13.17	to	$22.67	$512,098	1.18%	0.00%	to	1.80%	-1.57%	to	0.23%
2015	28,813	$13.26	to	$22.62	$561,053	1.50%	0.00%	to	1.80%	2.29%	to	4.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Oppenheimer Global Portfolio - Service Class
2019	52	$32.13	to	$33.59	$1,758	0.19%	1.00%	to	1.25%	29.82%	to	30.14%
2018	53	$24.75	to	$25.81	$1,362	1.39%	1.00%	to	1.25%	-14.48%	to	-14.25%
2017	55	$28.94	to	$30.10	$1,667	0.94%	1.00%	to	1.25%	34.42%	to	34.80%
2016	49	$21.53	to	$22.33	$1,103	0.93%	1.00%	to	1.25%	-1.24%	to	-1.02%
2015	51	$21.80	to	$22.56	$1,159	1.33%	1.00%	to	1.25%	2.54%	to	2.78%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2019	9		$30.27		$270	0.78%		0.35%			25.34%
2018	10		$24.15		$244	1.01%		0.35%			-12.66%
2017	13		$27.65		$351	0.37%		0.35%			13.00%
2016	14		$24.47		$344	0.46%		0.35%			14.03%
2015	14		$21.46		$301	0.28%		0.35%			-3.59%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2019	1,062	$11.93	to	$20.52	$21,263	1.20%	0.75%	to	0.95%	25.32%	to	25.50%
2018	1,206	$9.52	to	$16.35	$19,362	1.40%	0.75%	to	0.95%	-12.82%	to	-12.61%
2017	1,300	$10.92	to	$18.71	$24,121	1.24%	0.75%	to	0.95%		13.12%
2016	510		$16.54		$8,433	0.95%		0.85%			13.99%
2015	490		$14.51		$7,118	0.92%		0.85%			-3.65%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2019	1,443	$23.68	to	$50.28	$60,015	0.95%	0.00%	to	1.50%	24.34%	to	26.20%
2018	1,639	$18.93	to	$39.84	$54,651	1.12%	0.00%	to	1.50%	-13.50%	to	-12.18%
2017	1,852	$21.75	to	$45.37	$70,926	0.60%	0.00%	to	1.50%	12.03%	to	13.73%
2016	1,997	$19.30	to	$39.90	$67,799	0.67%	0.00%	to	1.50%	12.99%	to	14.70%
2015	2,065	$16.98	to	$34.79	$61,629	0.61%	0.00%	to	1.55%	-4.51%	to	-3.01%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2019	10		$37.67		$388	0.29%		0.35%			36.09%
2018	11		$27.68		$292	—		0.35%			-4.12%
2017	11		$28.87		$331	0.25%		0.35%			23.69%
2016	14		$23.34		$319	—		0.35%			6.58%
2015	17		$21.90		$379	—		0.35%			1.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2019	13,267	$11.19	to	$47.13	$515,075	—	0.00%	to	1.50%	35.15%	to	37.21%
2018	13,886	$21.35	to	$34.35	$403,457	0.19%	0.00%	to	1.50%	-4.67%	to	-3.21%
2017	15,001	$22.26	to	$35.50	$456,024	0.63%	0.00%	to	1.50%	22.95%	to	24.82%
2016	15,939	$18.00	to	$28.44	$389,971	—	0.00%	to	1.50%	5.84%	to	7.44%
2015	17,153	$16.91	to	$26.48	$394,816	—	0.00%	to	1.50%	0.46%	to	2.04%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2019	41	$27.25	to	$42.72	$1,259	—	0.25%	to	1.25%	35.24%	to	36.53%
2018	49	$20.15	to	$31.29	$1,206	—	0.25%	to	1.25%	-4.68%	to	-3.66%
2017	53	$21.14	to	$32.48	$1,378	—	0.25%	to	1.25%	22.91%	to	24.11%
2016	50	$17.20	to	$26.17	$1,069	—	0.25%	to	1.25%	5.91%	to	6.82%
2015	50	$16.24	to	$25.21	$994	—	0.00%	to	1.30%	0.42%	to	1.69%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2019	28		$37.94		$1,070	—		0.35%			29.71%
2018	32		$29.25		$928	—		0.35%			-1.91%
2017	56		$29.82		$1,656	—		0.35%			32.42%
2016	50		$22.52		$1,119	—		0.35%			0.67%
2015	64		$22.37		$1,424	—		0.35%			9.87%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2019	10,261	$11.41	to	$91.45	$556,786	0.20%	0.00%	to	1.50%	28.88%	to	30.84%
2018	8,845	$22.50	to	$72.09	$449,287	—	0.00%	to	1.50%	-2.60%	to	-1.08%
2017	9,153	$23.10	to	$72.88	$469,719	—	0.00%	to	1.50%	31.59%	to	33.60%
2016	9,257	$17.55	to	$54.56	$359,212	—	0.00%	to	1.50%	0.00%	to	1.51%
2015	9,740	$17.48	to	$53.79	$381,587	—	0.00%	to	1.50%	9.13%	to	10.83%
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2019	75	$36.40	to	$45.85	$3,244	—	0.00%	to	1.45%	28.58%	to	30.48%
2018	102	$28.31	to	$35.14	$3,407	0.05%	0.00%	to	1.45%	-2.75%	to	-1.32%
2017	118	$29.11	to	$35.61	$3,994	—	0.00%	to	1.45%	31.30%	to	33.22%
2016	139	$22.17	to	$26.75	$3,555	—	0.00%	to	1.45%	-0.18%	to	1.25%
2015	167	$22.21	to	$26.69	$4,226	—	0.00%	to	1.45%	8.93%	to	10.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Corporate Leaders 100 Fund - Class I
2019		531	$13.25	to	$15.30	$7,835	2.12%	0.30%	to	1.50%	26.62%	to	28.25%
2018		539	$10.40	to	$11.95	$6,239	2.21%	0.25%	to	1.50%	-8.13%	to	-7.00%
2017		468	$11.26	to	$12.85	$5,878	2.18%	0.25%	to	1.50%	17.60%	to	19.09%
2016		330	$10.57	to	$10.79	$3,517	2.48%	0.25%	to	1.50%	10.10%	to	11.47%
2015	6/29/2015	153	$9.60	to	$9.68	$1,470	(a)	0.25%	to	1.50%		(a)
Voya Strategic Allocation Conservative Portfolio - Class I
2019		1,105	$15.90	to	$32.43	$30,351	2.72%	0.00%	to	1.50%	13.11%	to	14.84%
2018		1,103	$13.98	to	$32.37	$26,327	2.75%	0.00%	to	1.50%	-5.49%	to	-4.02%
2017		1,151	$14.69	to	$33.73	$28,660	2.48%	0.00%	to	1.50%	8.87%	to	10.54%
2016		1,361	$13.41	to	$30.51	$31,090	2.97%	0.00%	to	1.50%	4.11%	to	5.68%
2015		1,536	$12.81	to	$28.87	$33,353	3.30%	0.00%	to	1.50%	-1.71%	to	-0.15%
Voya Strategic Allocation Growth Portfolio - Class I
2019		2,388	$16.54	to	$40.49	$71,733	2.64%	0.00%	to	1.95%	20.43%	to	22.86%
2018		2,476	$13.59	to	$35.34	$60,918	2.13%	0.00%	to	1.95%	-10.09%	to	-8.32%
2017		2,690	$14.96	to	$38.55	$72,444	1.73%	0.00%	to	1.95%	15.60%	to	17.92%
2016		3,025	$12.80	to	$32.70	$69,555	2.66%	0.00%	to	1.95%	4.81%	to	6.93%
2015		3,234	$12.08	to	$30.58	$70,037	2.67%	0.00%	to	1.95%	-3.06%	to	-1.20%
Voya Strategic Allocation Moderate Portfolio - Class I
2019		2,163	$16.31	to	$37.33	$60,494	2.83%	0.00%	to	1.50%	17.49%	to	19.27%
2018		2,310	$13.80	to	$33.56	$54,755	2.42%	0.00%	to	1.50%	-7.49%	to	-6.05%
2017		2,560	$14.82	to	$35.72	$64,749	1.97%	0.00%	to	1.50%	12.79%	to	14.53%
2016		2,828	$13.06	to	$31.20	$62,777	2.66%	0.00%	to	1.50%	5.02%	to	6.68%
2015		3,023	$12.36	to	$29.26	$63,542	2.91%	0.00%	to	1.70%	-2.06%	to	-0.53%
Voya Growth and Income Portfolio - Class A
2019		63		$24.30		$1,537	1.28%		0.35%			27.83%
2018		67		$19.01		$1,271	1.39%		0.35%			-5.19%
2017		73		$20.05		$1,456	1.38%		0.35%			19.35%
2016		78		$16.80		$1,308	1.48%		0.35%			8.88%
2015		91		$15.43		$1,408	1.53%		0.35%			-2.16%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class I
2019		21,954	$11.32	to	$768.20	$1,215,091	1.65%	0.00%	to	1.95%	26.38%	to	28.90%
2018		24,740	$17.26	to	$601.68	$1,069,882	1.82%	0.00%	to	1.95%	-6.30%	to	-4.45%
2017		27,824	$18.23	to	$635.67	$1,266,962	1.81%	0.00%	to	1.95%	17.98%	to	20.37%
2016		30,717	$15.28	to	$533.22	$1,180,483	1.95%	0.00%	to	1.95%	7.66%	to	9.77%
2015		34,119	$14.05	to	$490.34	$1,206,913	1.98%	0.00%	to	1.95%	-3.39%	to	-1.38%
Voya Growth and Income Portfolio - Class S
2019		9	$23.03	to	$35.44	$236	1.41%	0.45%	to	1.35%	26.82%	to	27.99%
2018		9	$18.10	to	$27.69	$190	1.10%	0.45%	to	1.35%	-5.96%	to	-5.11%
2017		14	$19.18	to	$29.18	$355	1.56%	0.10%	to	1.35%	18.66%	to	19.94%
2016		16	$16.13	to	$24.41	$335	1.86%	0.10%	to	1.45%	8.11%	to	9.35%
2015		15	$14.89	to	$22.41	$290	1.75%	0.10%	to	1.55%	-3.12%	to	-1.77%
Voya Global Equity Portfolio - Class I
2019		6,754	$10.95	to	$13.75	$86,802	2.82%	0.00%	to	1.55%	19.83%	to	21.68%
2018		6,855	$10.61	to	$11.30	$74,924	5.37%	0.00%	to	1.55%	-10.31%	to	-8.87%
2017		7,484	$11.83	to	$12.43	$90,478	2.27%	0.00%	to	1.55%	21.83%	to	23.75%
2016		8,952	$9.71	to	$10.05	$88,186	2.79%	0.00%	to	1.55%	4.40%	to	6.03%
2015	3/9/2015	10,297	$9.31	to	$9.49	$96,475	(a)	0.00%	to	1.50%		(a)
Voya Global Equity Portfolio - Class S
2019		877	$13.21	to	$13.79	$11,598	2.60%	0.35%	to	1.20%	19.98%	to	20.96%
2018		965	$10.99	to	$11.56	$10,636	4.58%	0.00%	to	1.25%	-10.21%	to	-9.12%
2017		1,049	$12.24	to	$12.72	$12,878	2.08%	0.00%	to	1.25%	21.91%	to	23.50%
2016		1,119	$10.04	to	$10.30	$11,258	2.53%	0.00%	to	1.25%	4.47%	to	5.75%
2015	3/9/2015	1,241	$9.60	to	$9.74	$11,940	(a)	0.00%	to	1.40%		(a)
Voya Index Plus LargeCap Portfolio - Class I
2019		8,283	$11.41	to	$60.18	$386,977	1.55%	0.00%	to	1.95%	27.51%	to	30.03%
2018		9,223	$16.17	to	$48.43	$334,558	1.53%	0.00%	to	1.95%	-8.64%	to	-6.80%
2017		9,566	$17.62	to	$51.97	$377,022	1.58%	0.00%	to	1.95%	22.20%	to	24.64%
2016		10,427	$14.35	to	$41.70	$332,137	1.66%	0.00%	to	1.95%	8.14%	to	10.29%
2015		11,108	$13.21	to	$37.81	$323,462	1.62%	0.00%	to	1.95%	-1.16%	to	0.85%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus LargeCap Portfolio - Class S
2019	7		$28.96		$207	1.55%		0.35%			29.29%
2018	8		$22.40		$181	1.05%		0.35%			-7.36%
2017	8		$24.18		$201	0.88%		0.35%			23.87%
2016	15		$19.52		$298	1.44%		0.35%			9.60%
2015	16		$17.81		$282	1.33%		0.35%			0.28%
Voya Index Plus MidCap Portfolio - Class I
2019	7,153	$11.18	to	$66.15	$310,525	1.35%	0.00%	to	1.95%	24.66%	to	27.09%
2018	6,970	$17.16	to	$52.05	$271,771	1.11%	0.00%	to	1.95%	-16.01%	to	-14.32%
2017	7,743	$20.22	to	$60.77	$357,140	1.28%	0.00%	to	1.95%	11.36%	to	13.57%
2016	8,805	$17.96	to	$53.51	$361,836	0.99%	0.00%	to	1.95%	15.87%	to	18.18%
2015	9,192	$15.34	to	$45.29	$327,049	0.95%	0.00%	to	1.95%	-3.69%	to	-1.78%
Voya Index Plus MidCap Portfolio - Class S
2019	2		$26.95		$59	1.69%		0.35%			26.29%
2018	3		$21.34		$59	1.54%		0.35%			-14.84%
2017	3		$25.06		$71	0.84%		0.35%			12.93%
2016	13		$22.19		$282	0.88%		0.35%			17.41%
2015	16		$18.90		$300	0.60%		0.35%			-2.43%
Voya Index Plus SmallCap Portfolio - Class I
2019	3,608	$20.90	to	$47.16	$132,714	1.04%	0.00%	to	1.95%	19.46%	to	21.85%
2018	4,022	$17.32	to	$38.72	$122,776	0.96%	0.00%	to	1.95%	-14.10%	to	-12.38%
2017	4,378	$19.95	to	$44.20	$154,397	0.86%	0.00%	to	1.95%	7.83%	to	9.92%
2016	5,041	$18.31	to	$40.21	$163,309	0.81%	0.00%	to	1.95%	24.85%	to	27.36%
2015	5,220	$14.51	to	$31.58	$133,988	0.91%	0.00%	to	1.95%	-5.09%	to	-3.19%
Voya Index Plus SmallCap Portfolio - Class S
2019	7		$24.54		$165	0.63%		0.35%			21.13%
2018	8		$20.26		$155	0.57%		0.35%			-12.94%
2017	8		$23.27		$193	0.50%		0.35%			9.25%
2016	13		$21.30		$275	0.61%		0.35%			26.56%
2015	16		$16.83		$276	0.72%		0.35%			-3.83%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class I
2019	3,662	$10.57	to	$20.52	$43,908	3.01%	0.00%	to	1.65%	19.44%	to	21.42%
2018	3,694	$8.85	to	$17.06	$37,196	2.96%	0.00%	to	1.65%	-15.15%	to	-13.74%
2017	3,510	$10.43	to	$19.96	$41,414	2.37%	0.00%	to	1.65%	22.85%	to	24.92%
2016	3,133	$8.49	to	$16.14	$29,891	3.03%	0.00%	to	1.65%	-0.82%	to	0.82%
2015	3,113	$8.56	to	$16.16	$29,868	3.32%	0.00%	to	1.65%	-2.51%	to	-0.92%
Voya International Index Portfolio - Class S
2019	—		$20.24		$9	—		0.35%			20.62%
2018	—		$16.78		$7	—		0.35%			-14.17%
2017	1		$19.55		$10	2.40%		0.35%			24.05%
2016	—		$15.76		$7	2.76%		0.35%			0.19%
2015	—		$15.73		$7	—		0.35%			-1.38%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2019	2,107	$43.83	to	$51.41	$97,199	0.91%	0.00%	to	1.50%	33.83%	to	35.83%
2018	1,942	$32.75	to	$37.85	$66,554	1.11%	0.00%	to	1.50%	-2.44%	to	-0.97%
2017	1,801	$33.57	to	$38.22	$63,047	1.12%	0.00%	to	1.50%	29.31%	to	31.25%
2016	1,518	$25.96	to	$29.12	$40,899	1.20%	0.00%	to	1.50%	4.97%	to	6.59%
2015	1,069	$24.73	to	$27.32	$27,315	1.14%	0.00%	to	1.50%	6.00%	to	7.60%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2019	57.00	$43.38	to	$48.52	$2,678	0.69%	0.00%	to	1.35%	33.64%	to	35.49%
2018	48	$32.46	to	$36.27	$1,671	0.89%	0.00%	to	1.35%	-2.55%	to	-1.22%
2017	41.00	$33.30	to	$37.43	$1,474	0.92%	0.00%	to	1.35%	29.37%	to	30.93%
2016	43.00	$26.08	to	$28.59	$1,182	1.07%	0.00%	to	1.20%	5.03%	to	6.32%
2015	45.00	$24.99	to	$26.89	$1,170	0.90%	0.00%	to	1.10%	6.16%	to	7.39%
Voya Russell™ Large Cap Index Portfolio - Class I
2019	6,740	$24.07	to	$28.85	$177,976	1.61%	0.00%	to	1.60%	29.27%	to	31.38%
2018	6,414	$18.62	to	$21.96	$130,188	1.65%	0.00%	to	1.60%	-5.00%	to	-3.47%
2017	5,837	$19.60	to	$22.75	$123,610	1.60%	0.00%	to	1.60%	20.62%	to	22.57%
2016	5,397	$16.11	to	$18.56	$93,725	1.75%	0.00%	to	1.70%	9.07%	to	10.94%
2015	3,955	$14.77	to	$16.73	$62,008	1.62%	0.00%	to	1.70%	0.47%	to	2.07%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Index Portfolio - Class S
2019	12		$39.47		$489	1.54%		0.95%			29.71%
2018	14		$30.43		$423	1.39%		0.95%			-4.58%
2017	14		$31.89		$441	1.38%		0.95%			21.12%
2016	15		$26.33		$400	1.61%		0.95%			9.66%
2015	16		$24.01		$389	1.50%		0.95%			0.84%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2019	18	$30.12	to	$30.44	$536	2.38%	1.15%	to	1.25%	24.36%	to	24.45%
2018	23	$24.22	to	$24.46	$558	2.28%	1.15%	to	1.25%	-7.80%	to	-7.70%
2017	25	$26.27	to	$26.84	$672	2.20%	1.00%	to	1.25%	12.07%	to	12.19%
2016	21	$23.44	to	$23.62	$490	1.62%	1.15%	to	1.25%	14.17%	to	14.33%
2015	21	$20.53	to	$20.66	$440	1.67%	1.15%	to	1.25%	-4.69%	to	-4.62%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2019	654	$28.55	to	$33.50	$19,633	2.17%	0.00%	to	1.50%	23.75%	to	25.61%
2018	620	$23.07	to	$26.67	$14,982	2.02%	0.00%	to	1.50%	-8.27%	to	-6.85%
2017	612	$25.15	to	$28.63	$16,042	1.91%	0.00%	to	1.50%	11.53%	to	13.21%
2016	571	$22.55	to	$25.29	$13,396	1.30%	0.00%	to	1.50%	13.60%	to	15.32%
2015	463	$19.85	to	$21.93	$9,518	1.46%	0.00%	to	1.50%	-5.21%	to	-3.77%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2019	501	$39.37	to	$46.19	$20,857	0.57%	0.00%	to	1.50%	32.51%	to	34.51%
2018	492	$29.71	to	$34.34	$15,370	0.43%	0.00%	to	1.50%	-6.78%	to	-5.37%
2017	487	$31.87	to	$36.29	$16,225	0.66%	0.00%	to	1.50%	22.48%	to	24.37%
2016	473	$26.02	to	$29.18	$12,817	0.69%	0.00%	to	1.50%	5.26%	to	6.81%
2015	434	$24.72	to	$27.32	$11,132	0.71%	0.00%	to	1.50%	-2.29%	to	-0.76%
Voya Russell™ Mid Cap Index Portfolio - Class I
2019	8,567	$11.08	to	$27.85	$183,792	1.55%	0.00%	to	1.60%	27.88%	to	29.96%
2018	8,181	$10.05	to	$21.43	$140,564	1.48%	0.00%	to	1.60%	-10.72%	to	-9.31%
2017	8,340	$11.16	to	$23.63	$159,494	1.56%	0.00%	to	1.60%	16.11%	to	17.97%
2016	5,610	$11.17	to	$20.03	$105,572	1.26%	0.00%	to	1.70%	11.48%	to	13.42%
2015	4,628	$15.39	to	$17.66	$77,658	1.28%	0.00%	to	1.80%	-4.42%	to	-2.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Small Cap Index Portfolio - Class I
2019	4,975	$11.13	to	$26.70	$89,526	1.13%	0.00%	to	1.50%	23.32%	to	25.18%
2018	4,174	$9.77	to	$21.33	$67,456	1.16%	0.00%	to	1.55%	-12.65%	to	-11.27%
2017	3,853	$11.09	to	$24.04	$70,922	1.15%	0.00%	to	1.55%	12.55%	to	14.26%
2016	2,347	$12.42	to	$21.04	$45,782	1.24%	0.00%	to	1.70%	19.07%	to	21.13%
2015	2,082	$15.26	to	$17.37	$33,953	1.07%	0.00%	to	1.70%	-6.13%	to	-4.56%
Voya Small Company Portfolio - Class I
2019	2,792	$10.57	to	$78.92	$141,444	0.42%	0.00%	to	1.50%	24.32%	to	26.26%
2018	3,081	$26.63	to	$65.49	$127,882	0.57%	0.00%	to	1.50%	-17.12%	to	-15.84%
2017	3,514	$21.78	to	$77.82	$178,760	0.33%	0.00%	to	1.50%	9.62%	to	11.30%
2016	3,641	$19.75	to	$69.93	$169,597	0.42%	0.00%	to	1.50%	22.62%	to	24.50%
2015	3,689	$16.01	to	$56.17	$140,805	0.50%	0.00%	to	1.50%	-2.27%	to	-0.76%
Voya Small Company Portfolio - Class S
2019	6		$30.25		$168	—		0.35%			25.41%
2018	5		$24.12		$129	—		0.35%			-16.34%
2017	5		$28.83		$146	0.19%		0.35%			10.63%
2016	15		$26.06		$401	0.18%		0.35%			23.74%
2015	15		$21.06		$314	0.33%		0.35%			-1.40%
Voya U.S. Bond Index Portfolio - Class I
2019	1,499	$10.33	to	$15.12	$20,131	2.44%	0.00%	to	1.80%	6.41%	to	8.31%
2018	1,292	$11.54	to	$13.96	$16,449	2.27%	0.00%	to	1.80%	-2.12%	to	-0.36%
2017	1,221	$11.79	to	$14.01	$15,746	2.35%	0.00%	to	1.80%	1.38%	to	3.17%
2016	1,281	$11.63	to	$13.58	$16,169	2.28%	0.00%	to	1.80%	0.43%	to	2.34%
2015	1,070	$11.58	to	$13.27	$13,331	2.29%	0.00%	to	1.80%	-1.53%	to	0.23%
Voya MidCap Opportunities Portfolio - Class I
2019	7,360	$10.94	to	$49.12	$266,926	—	0.00%	to	1.55%	27.36%	to	29.38%
2018	7,662	$15.24	to	$38.17	$226,057	—	0.00%	to	1.55%	-8.91%	to	-7.48%
2017	7,897	$16.73	to	$41.46	$255,230	0.11%	0.00%	to	1.55%	23.24%	to	25.12%
2016	5,238	$13.69	to	$33.31	$132,120	—	0.00%	to	1.50%	5.66%	to	7.28%
2015	5,335	$12.94	to	$31.21	$128,449	—	0.00%	to	1.50%	-0.97%	to	0.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya MidCap Opportunities Portfolio - Class S
2019	34	$27.42	to	$39.47	$1,081	0.10%	0.30%	to	1.55%	27.06%	to	28.65%
2018	41	$21.58	to	$30.69	$1,008	—	0.30%	to	1.55%	-9.14%	to	-7.96%
2017	41	$23.75	to	$33.37	$1,104	—	0.30%	to	1.55%	22.87%	to	24.37%
2016	49	$19.33	to	$26.84	$1,066	—	0.30%	to	1.55%	5.34%	to	6.70%
2015	60	$18.35	to	$25.17	$1,232	—	0.20%	to	1.55%	-1.29%	to	0.05%
Voya SmallCap Opportunities Portfolio - Class I
2019	3,187	$10.94	to	$40.47	$64,232	—	0.00%	to	1.50%	23.83%	to	25.71%
2018	3,223	$11.82	to	$32.26	$55,777	—	0.00%	to	1.55%	-17.17%	to	-15.85%
2017	3,289	$14.22	to	$38.42	$69,587	—	0.00%	to	1.55%	16.96%	to	18.73%
2016	3,119	$12.13	to	$32.18	$56,707	—	0.00%	to	1.65%	11.53%	to	13.39%
2015	3,040	$10.82	to	$28.65	$50,351	—	0.00%	to	1.65%	-2.35%	to	-0.91%
Voya SmallCap Opportunities Portfolio - Class S
2019	3		$32.05		$99	—		0.35%			24.95%
2018	4		$25.65		$104	—		0.35%			-16.40%
2017	4		$30.68		$109	—		0.35%			18.05%
2016	4		$25.99		$99	—		0.35%			12.71%
2015	5		$23.06		$121	—		0.35%			-1.50%
Wanger International
2019	2,460	$14.79	to	$18.32	$40,999	0.82%	0.00%	to	1.50%	28.06%	to	29.93%
2018	2,737	$11.48	to	$14.10	$35,293	2.21%	0.00%	to	1.50%	-18.97%	to	-17.69%
2017	2,935	$14.07	to	$17.13	$46,316	1.20%	0.00%	to	1.50%	30.94%	to	32.89%
2016	3,461	$10.68	to	$12.89	$41,297	1.19%	0.00%	to	1.50%	-2.87%	to	-1.38%
2015	3,634	$10.93	to	$13.07	$44,253	1.50%	0.00%	to	1.50%	-1.37%	to	0.09%
Wanger Select
2019	1,807	$20.24	to	$39.35	$61,435	—	0.00%	to	1.65%	27.17%	to	29.32%
2018	2,040	$15.80	to	$30.43	$54,081	—	0.00%	to	1.65%	-13.71%	to	-12.41%
2017	2,337	$18.20	to	$34.74	$71,676	—	0.00%	to	1.75%	24.48%	to	26.65%
2016	2,502	$14.50	to	$27.43	$61,099	—	0.00%	to	1.75%	11.67%	to	13.38%
2015	2,867	$12.91	to	$24.20	$62,371	—	0.00%	to	1.65%	-1.22%	to	0.25%

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund				Investment
Inception	Units	Unit Fair Value	Net Assets	Income	Expense RatioC	Total ReturnD
DateA	(000's)	(lowest to highest)	(000's)	RatioB	(lowest to highest)	(lowest to highest)

Wanger USA
2019		2,483	$14.43	to	$44.26
2018		2,601	$11.11	to	$33.76
2017		2,586	$11.39	to	$34.26
2016		2,642	$15.22	to	$28.79
2015		2,789	$13.50	to	$25.50
Washington Mutual Investors Fund	- Class R-3
2019		37	$26.89	to	$34.41
2018		98	$21.82	to	$27.50
2017		113	$22.92	to	$27.46
2016		123	$19.44	to	$22.99
2015		148	$17.47	to	$21.02
Washington Mutual Investors Fund	- Class R-4
2019		8,170	$11.28	to	$35.80
2018		8,042	$11.02	to	$28.56
2017		7,659	$11.44	to	$29.47
2016		7,095	$16.13	to	$24.56
2015		6,613	$14.36	to	$21.69
Wells Fargo Small Company Growth Fund - Administrator Class
2019		437	$16.02	to	$16.81
2018		461	$12.85	to	$13.37
2017		46	$13.53	to	$13.94
2016	5/17/2016	19	$11.38	to	$11.61
2015		(b)		(b)
Wells Fargo Small Company Value Fund - Class A
2019	9/20/2019	12		$10.87
2018		(e)		(e)
2017		(e)		(e)
2016		(e)		(e)
2015		(e)		(e)

$95,744	0.27%	0.00%	to	1.55%	29.07%	to	31.10%
$77,471	0.11%	0.00%	to	1.55%	-2.96%	to	-1.42%
$79,557	—	0.00%	to	1.75%	17.50%	to	19.58%
$68,640	—	0.00%	to	1.75%	11.73%	to	13.69%
$64,131	—	0.00%	to	1.75%	-2.34%	to	-0.60%

$1,149	1.38%	0.00%	to	1.55%	23.24%	to	25.13%
$2,484	1.50%	0.00%	to	1.55%	-4.80%	to	-3.53%
$2,965	1.54%	0.25%	to	1.55%	17.90%	to	19.44%
$2,724	1.49%	0.25%	to	1.55%	11.28%	to	12.60%
$2,936	1.77%	0.00%	to	1.55%	-2.07%	to	-0.47%

$233,053	1.90%	0.00%	to	1.50%	23.61%	to	25.48%
$189,561	1.90%	0.00%	to	1.50%	-4.48%	to	-2.98%
$191,542	1.88%	0.00%	to	1.50%	18.33%	to	20.13%
$152,821	1.91%	0.00%	to	1.50%	11.67%	to	13.33%
$127,190	1.96%	0.00%	to	1.50%	-1.71%	to	-0.26%

$7,076	—	0.30%	to	1.50%	24.27%	to	25.69%
$6,008	—	0.25%	to	1.50%	-5.34%	to	-4.39%
$636	—	0.30%	to	1.50%	18.87%	to	19.72%
$216	(b)	0.50%	to	1.25%		(b)

(b)	(b)	(b)	(b)

$128	(e)	1.00%	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)
(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Special Small Cap Value Fund - Class A
2019	2,292	$22.98	to	$62.67	$118,289	0.86%	0.00%	to	1.55%	26.07%	to	27.99%
2018	2,450	$18.11	to	$49.00	$99,804	—	0.00%	to	1.55%	-15.07%	to	-13.71%
2017	2,664	$21.18	to	$56.85	$127,478	0.92%	0.00%	to	1.55%	9.40%	to	11.07%
2016	2,852	$19.25	to	$51.24	$124,195	0.58%	0.00%	to	1.50%	26.96%	to	28.91%
2015	3,031	$15.07	to	$39.80	$103,636	0.69%	0.00%	to	1.50%	-5.98%	to	-4.58%

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2016, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2017, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2018, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.
A	The Fund Inception Date represents the first date the fund received money.
B

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C

The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance andAnnuity Company (the Company) as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public CompanyAccounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 19, 2020

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,107 as of 2019
and $22,860 as of 2018)	$ 25,153	$ 22,981
Fixed maturities, at fair value using the fair value option	1,479	1,171
Equity securities, at fair value (cost of $73 as of 2019 and $45 as of 2018)	80	57
Short-term investments	—	50
Mortgage loans on real estate, net of valuation allowance of $0 as of 2019 and $1 as of
2018	4,664	4,918
Policy loans	205	210
Limited partnerships/corporations	738	583
Derivatives	224	128
Securities pledged (amortized cost of $749 as of 2019 and $867 as of 2018)	828	882
Other investments	43	40
Total investments	33,414	31,020
Cash and cash equivalents	512	371
Short-term investments under securities loan agreements, including collateral delivered	917	793
Accrued investment income	293	301
Premiums receivable and reinsurance recoverable	1,304	1,409
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	608	1,104
Short-term loan to affiliate	69	—
Current income tax recoverable	9	32
Due from affiliates	67	54
Property and equipment	60	62
Other assets	255	331
Assets held in separate accounts	78,713	67,323
Total assets	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 31,142	$ 30,695
Payable for securities purchased	5	49
Payables under securities loan agreements, including collateral held	865	827
Due to affiliates	95	81
Derivatives	285	99
Deferred income taxes	304	5
Other liabilities	369	286
Liabilities related to separate accounts	78,713	67,323
Total liabilities	111,778	99,365

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2019
and 2018; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,816
Accumulated other comprehensive income (loss)	1,292	108
Retained earnings (deficit)	275	508
Total shareholder's equity	4,443	3,435
Total liabilities and shareholder's equity	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Revenues:
Net investment income	$ 1,689	$ 1,623	$ 1,520
Fee income	877	875	857
Premiums	31	41	48
Broker-dealer commission revenue	2	69	170
Net realized capital gains (losses):
Total other-than-temporary impairments	(41)	(18)	(19)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	2	2	(7)
Net other-than-temporary impairments recognized in earnings	(43)	(20)	(12)
Other net realized capital gains (losses)	(101)	(222)	(188)
Total net realized capital gains (losses)	(144)	(242)	(200)
Other revenue	14	19	3
Total revenues	2,469	2,385	2,398
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	1,013	828	958
Operating expenses	1,056	894	1,022
Broker-dealer commission expense	2	69	170
Net amortization of Deferred policy acquisition costs and Value of
business acquired	65	86	233
Interest expense	1	2	1
Total benefits and expenses	2,137	1,879	2,384
Income (loss) before income taxes	332	506	14
Income tax expense (benefit)	32	61	(101)
Net income (loss)	$ 300	$ 445	$ 115

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Net income (loss)	$ 300	$ 445	$ 115
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,323	(897)	387
Other-than-temporary impairments	1	8	(4)
Pension and other postretirement benefits liability	(1)	(1)	(2)
Other comprehensive income (loss), before tax	1,323	(890)	381
Income tax expense (benefit) related to items of other comprehensive
income (loss)	276	(192)	122
Other comprehensive income (loss), after tax	1,047	(698)	259
Comprehensive income (loss)	$ 1,347	$ (253)	$ 374

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2017 (As Adjusted)	$ 3	$ 3,015	$ 559	$ (14)	$ 3,563
Comprehensive income (loss):
Net income (loss)	—	—	—	115	115
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					374
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Contribution of capital	—	12	—	—	12
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017 (As Adjusted)	3	2,763	818	101	3,685
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	76	76
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance at January 1, 2018 (As Adjusted)	3	2,763	806	189	3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018 (As Adjusted)	3	2,816	108	508	3,435
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Employee related benefits	—	—	—	—	—
Effect of transaction for entities under common
control	—	—	—	—	—
Balance as of December 31, 2019	$ 3	$ 2,873	$ 1,292	$ 275	$ 4,443

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Operating Activities:
Net income (loss)	$ 300 $	445	$ 115
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(49)	(64)	(80)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	65	87	234
Net accretion/amortization of discount/premium	5	(3)	12
Future policy benefits, claims reserves and interest credited	568	547	534
Deferred income tax (benefit) expense	23	58	(95)
Net realized capital losses	144	242	200
Depreciation and amortization	21	14	17
(Gains) losses on limited partnerships/corporations	(35)	—	—
Change in:
Accrued investment income	9	3	(3)
Premiums receivable and reinsurance recoverable	105	87	138
Other receivables and asset accruals	55	(8)	19
Due to/from affiliates	2	24	(113)
Other payables and accruals	158	(176)	10
Other, net	(8)	(33)	(24)
Net cash provided by operating activities	1,363	1,223	964

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,956	3,983	4,462
Equity securities, available-for-sale	3	3	25
Mortgage loans on real estate	803	598	494
Limited partnerships/corporations	70	99	81
Acquisition of:
Fixed maturities	(4,582)	(5,475)	(4,247)
Equity securities, available-for-sale	(12)	(3)	(2)
Mortgage loans on real estate	(555)	(606)	(1,149)
Limited partnerships/corporations	(190)	(254)	(120)
Derivatives, net	23	23	203
Policy loans, net	5	4	5
Short-term investments, net	50	(26)	8
Short-term loan to affiliate, net	(69)	80	(80)
Collateral received (delivered), net	(86)	(46)	(189)
Other, net	(3)	(45)	(6)
Net cash used in investing activities	(587)	(1,665)	(515)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,395	$ 3,744	$ 2,380
Maturities and withdrawals from investment contracts	(3,686)	(3,108)	(2,794)
Settlements on deposit contracts	(5)	(20)	(64)
Short-term loans from affiliates, net	—	(68)	26
Dividends paid and return of capital distribution	(396)	(126)	(265)
Capital contribution from parent	57	55	12
Net cash (used in) provided by financing activities	(635)	477	(705)
Net increase (decrease) in cash and cash equivalents	141	35	(256)
Cash and cash equivalents, beginning of period	371	336	592
Cash and cash equivalents, end of period	$ 512	$ 371	$ 336

Supplemental cash flow information:
Income taxes paid (received), net	$ (13)	$ 60	$ (43)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. This transaction was accounted for under the accounting guidance for transactions under common control which requires that financial statements reflect the transferred business for all prior periods as if the transfer occurred as of the beginning of the first period presented. As such, the Consolidated Financial Statements for the prior periods presented have been restated to reflect the transfer of VIPS and VRA to VRIAC as of January 1, 2017. The related impact to the previously reported Net income (loss) for the years ended December 31, 2018 and 2017 was a decrease in net income of $50 and $95, respectively. In addition to these non-insurance subsidiaries, VRIAC also has the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On December 18, 2019, VRIAC’s ultimate parent, Voya Financial, entered into a Master Transaction Agreement (the “Resolution MTA”) with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US will acquire Security Life of Denver Insurance Company (“SLD”), Security Life of Denver International Limited (“SLDI”) and Roaring River II, Inc. ("RRII") including several subsidiaries of SLD. The transaction is expected to close by September 30, 2020 and is subject to conditions specified in the Resolution MTA, including the receipt of required regulatory approvals.

Concurrently with the sale, SLD will enter into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC will reinsure to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. We currently expect that these reinsurance transactions will be carried out on a coinsurance basis, with SLD’s reinsurance obligations collateralized by assets in trust. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") will result in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products will be ceded to SLD and related assets will be transferred.

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

  Reserves for future policy benefits;

  Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");

  Valuation of investments and derivatives;

  Impairments;

  Income taxes; and

  Contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU") 2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when availableinformationdoes notindicatethat anothervalueis more appropriate.Wheninformationis identifiedthat indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBArelated to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2019 and 2018, contract cost assets were $109 and $105, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2019 and 2018, amortization expenses of $23 and $22, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances

Contract owner account balances relate to investment-type contracts, as follows:

  Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.7% for the year 2019, and 5.3% for the years 2018 and 2017. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

  For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves

The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  Investments are directed by the contract owner or participant; and

  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue

Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $405 and $422 for the years ended December 31, 2019 and 2018, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $82 and $123 for the years ended December 31, 2019 and 2018, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2019 and 2018, such revenue represents approximately 19.7% and 22.9% respectively, of total revenue. For the years ended December 31, 2019 and 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $97 and $95 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2019 and 2018, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

  The nature, frequency and severity of book income or losses in recent years;

  The nature and character of the deferred tax assets and liabilities;

  The recent cumulative book income (loss) position after adjustment for permanent differences;

  Taxable income in prior carryback years;

  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

  Projected future reversals of existing temporary differences;

  The length of time carryforwards can be utilized;

  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2018-02,	This standard, issued in February	January 1, 2019,	The impact to the January 1, 2019 Consolidated
Reclassification	2018, permits a reclassification	with the change	Balance Sheet was an increase to AOCI of $137,
of Certain Tax	from accumulated other	reported in the	with a corresponding decrease to Retained
Effects from	comprehensive income ("AOCI")	period of adoption.	earnings. The ASU did not have a material
Accumulated	to retained earnings for stranded		impact on the Company's results of operations,
Other	tax effects resulting from the Tax		cash flows, or disclosures.
Comprehensive	Cuts and Jobs Act of 2017 ("Tax
Income	Reform"). Stranded tax effects
arise because U.S. GAAP
requires that the impact of a
change in tax laws or rates on
deferred tax liabilities and assets
be reported in net income, even if
related to items recognized
within accumulated other
comprehensive income. The
amount of the reclassification
would be based on the difference
between the historical corporate
income tax rate and the newly
enacted 21% corporate income
tax rate, applied to deferred tax
liabilities and assets reported
within accumulated other
comprehensive income.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2017-12,	This standard, issued in August	January 1, 2019,	The adoption had no effect on the Company's
Targeted	2017, enables entities to better	using the modified	financial condition, results of operations, or cash
Improvements	portray risk management	retrospective	flows. The adoption resulted in a change to the
to Accounting	activities in their financial	method, with the	Company's significant accounting policy
for Hedging	statements, as follows:	exception of the	described above. Other required disclosure
Activities	• Expands an entity's ability to	presentation and	changes have been included in Note 3, Derivative
	hedge nonfinancial and financial	disclosure	Financial Instruments.
	risk components and reduces	requirements which
	complexity in accounting for fair	were adopted
	value hedges of interest rate risk,	prospectively.
• Eliminates the requirement to
separately measure and report
hedge ineffectiveness and
generally requires the entire
change in the fair value of a
hedging instrument to be
presented in the same income
statement line as the hedged
item, and
• Eases certain documentation
and assessment requirements and
modifies the accounting for
components excluded from the
assessment of hedge
effectiveness, and modifies
required disclosures.

In October 2018, the FASB
issued an amendment which
expands the list of U.S.
benchmark interest rates
permitted in the application of
hedge accounting.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2016-02,	This standard, issued in February	January 1, 2019	The adoption did not have a material impact on
Leases	2016, requires lessees to	using the modified	the Company's financial condition, results of
	recognize a right-of-use asset and	retrospective	operations, or cash flows.
	a lease liability for all leases with	method.
terms of more than 12 months.
The lease liability will be
measured as the present value of
the lease payments, and the asset
will be based on the liability. For
income statement purposes,
expense recognition will depend
on the lessee's classification of
the lease as either finance, with a
front-loaded amortization
expense pattern similar to current
capital leases, or operating, with
a straight-line expense pattern
similar to current operating
leases. Lessor accounting will be
similar to the current model, and
lessors will be required to
classify leases as operating,
direct financing, or sales-type.

ASU 2016-02 also replaces the
sale-leaseback guidance to align
with the new revenue recognition
standard, addresses statement of
operation and statement of cash
flow classification, and requires
additional disclosures for all
leases. In addition, the FASB
issued various amendments
during 2018 to clarify and
simplify the provisions and
implementation guidance of ASU
2016-02.

ASU 2016-01,	This standard, issued in January	January 1, 2018	The impact to the January 1, 2018 Consolidated
Recognition and	2016, addresses certain aspects	using the modified	Balance Sheet was a $12 increase, net of tax, to
Measurement of	of recognition, measurement,	retrospective	Retained earnings (deficit) with a corresponding
Financial Assets	presentation, and disclosure of	method, except for	decrease of $12, net of tax, to AOCI to recognize
and Financial	financial instruments, including	certain provisions	the unrealized gain associated with Equity
Liabilities	requiring:	that were required to	securities. The provisions that required
	• Equity investments (except	be applied using the	prospective adoption had no effect on the
	those consolidated or accounted	prospective method.	Company's financial condition, results of
	for under the equity method) to		operations, or cash flows. Under previous
	be measured at fair value with		guidance, prior to January 1, 2018, Equity
	changes in fair value recognized		securities were classified as available for sale
	in net income.		with changes in fair value recognized in Other
	• Elimination of the disclosure		comprehensive income.
of methods and significant
assumptions used to estimate the
fair value for financial
instruments measured at
amortized cost.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2014-09,	This standard, issued in May	January 1, 2018	The adoption had no impact on revenue
Revenue from	2014, requires an entity to	using the modified	recognition. However, the adoption resulted in a
Contracts with	recognize revenue to depict the	retrospective	$95 increase in Other assets to capitalize costs to
Customers	transfer of promised goods or	method.	obtain and fulfill certain financial services
	services to customers in an		contracts. This adjustment was offset by a related
	amount that reflects the		$19 increase in deferred tax liabilities, resulting
	consideration to which the entity		in a net $76 increase to Retained earnings
	expects to be entitled in		(deficit) on the Consolidated Balance Sheet as of
	exchange for those goods or		January 1, 2018. In addition, disclosures have
	services. Revenue is recognized		been updated to reflect accounting policy
	when, or as, the entity satisfies a		changes made as a result of the implementation
	performance obligation under the		of ASU 2014-09. (See the Significant Accounting
	contract. ASU 2014-09 also		Policies section.)
updated the accounting for
	certain costs associated with		Comparative information has not been adjusted
	obtaining and fulfilling contracts		and continues to be reported under previous
	with customers and requires		revenue recognition guidance. As of December
	disclosures regarding the nature,		31, 2018, the adoption of ASU 2014-09 resulted
	amount, timing and uncertainty		in a $105 increase in Other assets, reduced by a
	of revenue and cash flows arising		related $22 decrease in Deferred income taxes,
	from contracts with customers. In		resulting in a net $83 increase to Retained
	addition, the FASB issued		earnings (deficit) on the Consolidated Balance
	various amendments during 2016		Sheet. For the year ended December 31, 2018 ,
	to clarify the provisions and		the adoption resulted in a $3 increase in
	implementation guidance of ASU		Operating expenses on the Consolidated
	2014-09. Revenue recognition		Statement of Operations and had no impact on
	for insurance contracts and		Net cash provided by operating activities.
financial instruments is explicitly
scoped out of the guidance.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. In November 2019, the FASB issued ASU 2019-09 to amend the effective date of ASU 2018-12 for public business entities that are required to file with the SEC to fiscal years beginning after December 15, 2021, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effect on the financial
ASU 2018-12			statements or other significant
Subject Area	Description of Requirements	Transition Provisions	matters
Assumptions used	Requires insurers to review and, if necessary,	Initial adoption is required	The application of periodic
to measure the	update cash flow assumptions at least	to be reported using either a	assumption updates for
liability for future	annually.	full retrospective or	nonparticipating traditional and
policy benefits for		modified retrospective	limited payment insurance
nonparticipating	The effect of updating cash flow assumptions	approach. Under either	contracts is significantly different
traditional and	will be measured on a retrospective catch-up	method, upon adoption the	from the current accounting
limited payment	basis and presented in the Statement of	liability for future policy	approach for such liabilities,
insurance contracts	operations in the period in which the update is	benefits will be remeasured	which is based on assumptions
	made.	using current discount rates	that are locked in at contract
		as of the beginning of the	inception unless a premium
	The rate used to discount the liability for	earliest period presented	deficiency occurs. Under the
	future policy benefits will be required to be	with the impact recorded as	current accounting guidance, the
	updated quarterly, with related changes in the	a cumulative effect	liability discount rate is based on
	liability recorded in Accumulated other	adjustment to AOCI.	expected yields on the underlying
	comprehensive income. The discount rate will		investment portfolio held by the
	be based on an upper-medium grade fixed-		insurer.
income corporate instrument yield reflecting
	the duration characteristics of the relevant		The implications of these
	liabilities.		requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Measurement of	Creates a new category of benefit features	Full retrospective	Under the current accounting
market risk	called market risk benefits, defined as features	application is required.	guidance, certain features that are
benefits	that protect contract holders from capital	Upon adoption, any	expected to meet the definition of
	market risk and expose the insurers to that	difference between the fair	market risk benefits are accounted
	risk. Market risk benefits will be required to	value and pre-adoption	for as either insurance liabilities
	be measured at fair value, with changes in fair	carrying value of market	or embedded derivatives.
	value recognized in the Statement of	risk benefits not currently
	operations, except for changes in fair value	measured at fair value will	The implications of these
	attributable to changes in the instrument-	be recorded to retained	requirements and related potential
	specific credit risk, which will be recorded in	earnings. In addition, the	financial statement impacts are
	Accumulated other comprehensive income.	cumulative effect of	currently being evaluated.
changes in instrument-
specific credit risk will be
reclassified from retained
earnings to AOCI.

Amortization of	Requires DAC (and other balances that refer	Initial adoption is required	This approach is intended to
DAC and other	to the DAC model, such as deferred sales	to be reported using either a	approximate straight-line
balances	inducement costs and unearned revenue	full retrospective or	amortization and cannot be based
	liabilities) for all long-duration contracts to be	modified retrospective	on revenue or profits as it is under
	measured on a constant level basis over the	approach. The method of	the current accounting model.
	expected life of the contract.	transition applied for DAC	Related amounts in AOCI will be
		and other balances must be	eliminated upon adoption. ASU
		consistent with the	2018-12 did not change the
		transition method selected	existing accounting guidance
		for future policy benefit	related to VOBA and net cost of
		liabilities, as described	reinsurance, which allows, but
		above.	does not require, insurers to
amortize such balances on a basis
consistent with DAC.

The implications of these
requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Effect on the financial
		Effective date and	statements or other
Standard	Description of Requirements	transition provisions	significant matters
ASU 2018-15,	This standard, issued in August 2018, requires a	January 1, 2020 with early	The Company intends to
Implementation	customer in a hosting arrangement that is a	adoption permitted. Initial	adopt ASU 2018-15 as of
costs in a cloud	service contract to follow the guidance for	adoption of ASU 2018-15	January 1, 2020 on a
computing	internal-use software projects to determine	may be reported either on	prospective basis. The
arrangement	which implementation costs to capitalize as an	a prospective or	Company does not expect
that is a service	asset. Capitalized implementation costs are	retrospective basis.	ASU 2018-15 to have a
contract	required to be expensed over the term of the		material impact on the
	hosting arrangement. In addition, a customer is		Company's financial
	required to apply the impairment and		condition, results of
	abandonment guidance for long-lived assets to		operations, or cash flows.
the capitalized implementation costs. Balances
related to capitalized implementation costs must
be presented in the same financial statement line
items as other hosting arrangement balances, and
additional disclosures are required.

ASU 2018-14,	This standard, issued in August 2018, eliminates	January 1, 2021 with early	The Company is currently
Changes to the	certain disclosure requirements that are no	adoption permitted. Initial	in the process of
Disclosure	longer considered cost beneficial and requires	adoption of ASU 2018-14	determining the impact of
Requirements	new disclosures that are considered relevant.	is required to be reported	adoption of the provisions
for Defined		on a retrospective basis for	of ASU 2018-14.
Benefit Plans		all periods presented.

ASU 2018-13,	This standard, issued in August 2018, simplifies	January 1, 2020 with early	The Company is currently
Changes to the	certain disclosure requirements for fair value	adoption permitted. The	in the process of
Disclosure	measurement.	transition method varies	determining the impact of
Requirements		by provision.	adoption of the provisions
for Fair Value			of ASU 2018-13.
Measurement

ASU 2016-13,	This standard, issued in June 2016:	January 1, 2020, including	The Company believes the
Measurement of	• Introduces a new current expected credit loss	interim period, with early	adoption of this guidance
Credit Losses	("CECL") model to measure impairment on	adoption permitted. Initial	will not have a material
on Financial	certain types of financial instruments,	adoption of ASU 2016-13	impact on the Company’s
Instruments	• Requires an entity to estimate lifetime expected	is required to be reported	financial condition, results
	credit losses, under the new CECL model, based	on a modified	of operations or cash flows.
	on relevant information about historical events,	retrospective basis, with a	The CECL requirements
	current conditions, and reasonable and	cumulative-effect	apply to financial assets
	supportable forecasts,	adjustment to retained	held at amortized cost, the
	• Modifies the impairment model for available-	earnings as of the	most significant of which,
	for-sale debt securities, and	beginning of the year of	for the Company, are
	• Provides a simplified accounting model for	adoption, except for	mortgage loans and
	purchased financial assets with credit	certain provisions that are	reinsurance recoverable
	deterioration since their origination.	required to be applied	balances. Implementation
		prospectively.	efforts currently in progress
	In addition, the FASB issued various		include the finalization of
	amendments during 2018 and 2019 to clarify the		CECL models and
	provisions of ASU 2016-13.		continuing analysis of
model output, as well as
development of related
processes, controls, and
disclosures.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 565	$ 129	$ 3	$ —	$ 691	$ —
U.S. Government agencies and
authorities	19	—	—	—	19	—
State, municipalities and political
subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and
foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed
securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including
securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$ 24,587	$ 2,091	$ 57	$ 11	$ 26,632	$ 3

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 651	$ 87	$ —	$ —	$ 738	$ —
U.S. Government agencies and
authorities	—	—	—	—	—	—
State, municipalities and political
subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and
foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—
Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed
securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2
Total fixed maturities, including
securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	$ 24,031	$ 642	$ 530	$ 9	$ 24,152	$ 5

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2019, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 607	$ 615
After one year through five years	3,564	3,728
After five years through ten years	5,672	6,108
After ten years	7,955	9,225
Mortgage-backed securities	6,066	6,310
Other asset-backed securities	1,472	1,474
Fixed maturities, including securities pledged	$ 25,336	$ 27,460

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2019 and 2018, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2019
Communications	$ 1,002	$ 156	$ —	$ 1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$ 16,149	$ 1,682	$ 32	$ 17,799

December 31, 2018
Communications	$ 1,139	$ 55	$ 21	$ 1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$ 17,037	$ 457	$ 454	$ 17,040

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2019 and 2018, approximately 48.4% and 52.5%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2019 and 2018, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

As of December 31, 2019 and 2018, the fair value of loaned securities was $715 and $759, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2019 and 2018, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $650 and $719, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2019 and 2018, liabilities to return collateral of $650 and $719, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2019 and 2018, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $91 and $67, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 2019(1)(2)	December 31, 2018(1)(2)
U.S. Treasuries	$ 109	$ 92
U.S. corporate public securities	447	523
Foreign corporate public securities and foreign governments	185	170
Equity Securities	—	1
Payables under securities loan agreements	$ 741	$ 786

(1) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include cash collateral of $650 and $719, respectively. (2) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include non-cash collateral of $91 and $67, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $738 and $583 as of December 31, 2019 and 2018, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ 68	$ 3 $	12	$ — * $	80	$ 3
U.S. Government, agencies
and authorities	18	— *	—	—	18	— *
State, municipalities and
political subdivisions	21	— *	—	—	21	— *
U.S. corporate public
securities	97	3	131	10	228	13
U.S. corporate private
securities	75	— *	134	16	209	16
Foreign corporate public
securities and foreign
governments	6	— *	53	3	59	3
Foreign corporate private
securities	21	— *	56	1	77	1
Residential mortgage-
backed	535	6	139	5	674	11
Commercial mortgage-
backed	331	3	18	— *	349	3
Other asset-backed	217	2	500	11	717	13
Total	$ 1,389	$ 17 $	1,043	$ 46 $	2,432	$ 63
Total number of securities in
an unrealized loss position		289		278		567
*Less than $1.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ —	$ —	$ 15	$ —	$ 15	$ — *
State, municipalities and
political subdivisions	191	3	88	5	279	8
U.S. corporate public
securities	3,060	131	535	50	3,595	181
U.S. corporate private
securities	1,502	40	579	66	2,081	106
Foreign corporate public
securities and foreign
governments	1,159	54	169	26	1,328	80
Foreign corporate private
securities	1,504	77	221	20	1,725	97
Residential mortgage-
backed	560	11	412	21	972	32
Commercial mortgage-
backed	865	16	312	12	1,177	28
Other asset-backed	892	27	61	1	953	28
Total	$ 9,733	$ 359	$ 2,392	$ 201	$ 12,125	$ 560
Total number of securities in
an unrealized loss position		1,894		550		2,444
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not other-than-temporarily impaired as of December 31, 2019. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

On a quarterly basis, the Company evaluates its available-for-sale investment portfolio to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. All available-for-sale securities with fair values less than amortized cost are included in the Company’s evaluation. Generally, for non-structured securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same consideration utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenario based outcomes regarding the specific security and issuer. The Company also considers quality and amount of any credit enhancement; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions. For structured securities, such as non-agency RMBS, CMBS, and ABS, the Company evaluates other-than-temporary impairments based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios, reflecting current home prices of the underlying collateral, forecasted loss severity, the payment priority in the tranche and any credit enhancement within the structure. In assessing credit impairment, the Company performs discounted cash flow analysis comparing the current amortized cost of a security to the present value of the expected future cash flows, including estimated defaults, and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to the impairment.

See the Business, Basis of Presentation and Significant Accounting Policies Note for the policy used to evaluate whether the investments are other-than-temporarily impaired.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Gross unrealized capital losses on fixed maturities, including securities pledged, decreased $497 from $560 to $63 for the year ended December 31, 2019. The decrease in gross unrealized capital losses was primarily due to declining interest rates and tightening credit spreads.

At December 31, 2019, $7 of the total $63 of gross unrealized losses were from 5 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2019		2018		2017
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
State municipalities, and
political subdivisions	$ — *	6	$ —	—	$ —	—
U.S. corporate public securities	11	25	6	2	— *	3
U.S. corporate private
securities	1	16	—	—	—	—
Foreign corporate public
securities and foreign
governments(1)	3	15	2	3	2	3
Foreign corporate private
securities(1)	18	11	9	1	9	2
Residential mortgage-backed	4	71	3	58	1	17
Commercial mortgage-backed	— *	18	— *	1	— *	1
Other asset-backed	3	73	— *	1	—	—
Total	$ 40	235	$ 20	66	$ 12	26
Credit Impairments	$ 20		$ 14		$ 12
Intent Impairments	$ 20		$ 6		$ —
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Balance at January 1	$ 5	$ 16	$ 9
Additional credit impairments:
On securities not previously impaired	—	—	9
On securities previously impaired	—	1	—
Reductions:
Securities intent impaired	—	12	—
Increase in cash flows	—	—	—
Securities sold, matured, prepaid or paid down	1	—	2
Balance at December 31	$ 4	$ 5	$ 16

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2019, the Company had one new commercial mortgage loan troubled debt restructuring with a pre-modification carrying value of $2 and post-modification carrying value of $1. For year ended December 31, 2019, the Company had one new private placement troubled debt restructuring with a pre-modification cost basis of $74 and post-modification carrying value of $38. As of December 31, 2018, the Company did not have any new commercial mortgage loan troubled debt restructuring and had no private placement troubled debt restructuring.

As of December 31, 2019 and 2018, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2018, the Company did not have any commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2019			December 31, 2018
		Non			Non
	Impaired	Impaired	Total	Impaired	Impaired	Total
Commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,915	$ 4,919
Collective valuation allowance for losses	—	—	—	N/A	(1)	(1)
Total net commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,914	$ 4,918
N/A - Not Applicable

There were two impairments taken of $3 on the mortgage loan portfolio for the year ended December 31, 2019. There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2018.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2019	December 31, 2018
Collective valuation allowance for losses, balance at January 1	$ 1	$ 1
Addition to (reduction of) allowance for losses	(1)	—
Collective valuation allowance for losses, end of period	$ —	$ 1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2019	December 31, 2018
Impaired loans without allowances for losses	$ 4	$ 4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 4	$ 4
Unpaid principal balance of impaired loans	$ 5	$ 5

As of December 31, 2019 and 2018, the Company did not have any impaired loans with allowances for losses.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended.

As of December 31, 2019 and 2018, the Company had no loan greater than 60 days in arrears and there were no mortgage loans in the Company's portfolio in process of foreclosure. The Company foreclosed on two loans during the year ended December 31, 2019 with a carrying value of $6.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Impaired loans, average investment during the period (amortized cost)(1)	$ 9 $		4 $		4
Interest income recognized on impaired loans, on an accrual basis(1)		1	—		—
Interest income recognized on impaired loans, on a cash basis(1)		1	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		—	—		—
(1) Includes amounts for Troubled debt restructured loans.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2019 (1)

Loan-to-Value Ratios:
0% - 50%	$ 359 $	12 $	9 $	—	$ —	$ 380	8.1%
>50% - 60%	1,090	45	10	28	—	1,173	25.2%
>60% - 70%	1,774	432	253	93	—	2,552	54.7%
>70% - 80%	282	84	74	69	—	509	10.9%
>80% and above	30	14	—	6	—	50	1.1%
Total	$ 3,535 $	587 $	346 $	196	$ —	$ 4,664	100.0%

(1) Balances do not include collective valuation allowance for losses.
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2018 (1)

Loan-to-Value Ratios:
0% - 50%	$ 284 $	24 $	23 $	—	$ —	$ 331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$ 3,718 $	484 $	613 $	53	$ 51	$ 4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 944	20.2%	$ 994	20.2%
South Atlantic	966	20.7%	1,011	20.5%
Middle Atlantic	1,019	21.9%	1,039	21.2%
West South Central	537	11.5%	566	11.5%
Mountain	442	9.5%	458	9.3%
East North Central	383	8.2%	465	9.5%
New England	84	1.8%	75	1.5%
West North Central	212	4.5%	258	5.2%
East South Central	77	1.7%	53	1.1%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,198	25.7%	$ 1,335	27.2%
Industrial	1,216	26.2%	1,323	26.9%
Apartments	1,185	25.4%	1,104	22.4%
Office	697	14.9%	791	16.1%
Hotel/Motel	127	2.7%	111	2.3%
Mixed Use	44	0.9%	46	0.9%
Other	197	4.2%	209	4.2%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
2019		2018	2017
Fixed maturities	$ 1,432	$ 1,363	$ 1,302
Equity securities	6	5	4
Mortgage loans on real estate	224	220	211
Policy loans	7	9	10
Short-term investments and cash equivalents	3	3	1
Other	91	95	60
Gross investment income	1,763	1,695	1,588
Less: investment expenses	74	72	68
Net investment income	$ 1,689	$ 1,623	$ 1,520

As of December 31, 2019 and 2018, the Company had $0 and $1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities.The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:
		Year Ended December 31,
	2019	2018	2017
Fixed maturities, available-for-sale, including securities pledged	$ 11	$ (69)	$ (29)
Fixed maturities, at fair value option	(47)	(227)	(226)
Equity securities	(16)	(4)	—
Derivatives	(82)	(36)	9
Embedded derivatives - fixed maturities	2	(4)	(5)
Guaranteed benefit derivatives	(11)	94	55
Other investments	(1)	4	(4)
Net realized capital gains (losses)	$ (144)	$ (242)	$ (200)

For the years ended December 31, 2019 and 2018, the change in fair value of equity securities still held as of December 31, 2019 and 2018 was $(16) and $(4), respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Proceeds on sales	$ 2,418		$ 2,498	$ 2,916
Gross gains		30	14		30
Gross losses		25	50		39

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3. Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/ spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2019			December 31, 2018
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value

accounting Derivatives:(1) Qualifying for hedge
Cash flow hedges:
Interest rate contracts	$ 23	$ —	$ —	$ 35	$ —	$ —
Foreign exchange contracts	652	10	18	620	10	20
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	18,640	210	261	19,280	117	76
Foreign exchange contracts	54	—	1	12	—	—
Equity contracts	63	4	3	98	1	1
Credit contracts	182	—	2	201	—	2
Embedded derivatives and Managed
custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	9	—
Within products	N/A	—	33	N/A	—	15
Within reinsurance agreements	N/A	—	23	N/A	—	(80)
Total		$ 235	$ 341		$ 137	$ 34

(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2019 and 2018. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

		December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 182	$ —	$ 2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$ 1	$ 5

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

		December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 201	$ —	$ 2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$ 3	$ —

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2019, the Company held $7 and delivered $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral. As of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

Foreign Exchange
	Interest Rate Contracts	Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income into Income	Net Investment Income	Net Investment Income
Year Ended December 31, 2019
Amount of Gain or (Loss) Recognized in Other Comprehensive
Income	$ 2	$ —
Amount of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income	—	10

The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2019
		Other net
		realized
	Net	capital
	Investment	gains/
	Income	(losses)
Total amounts of line items presented in the statement of operations in which the effects
of cash flow hedges are recorded	$ 1,689 $	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	—

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss)	Year Ended December 31,
	Recognized in Income on Derivative	2019	2018	2017
Derivatives: Non-qualifying for
hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$ (85) $	(44)	$ (7)
Foreign exchange contracts	Other net realized capital gains (losses)	1	1	(3)
Equity contracts	Other net realized capital gains (losses)	1	—	1
Credit contracts	Other net realized capital gains (losses)	1	(1)	5
Embedded derivatives and
Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	2	(4)	(5)
Within products	Other net realized capital gains (losses)	(11)	94	55
Within reinsurance agreements	Policyholder benefits	(102)	58	(22)
Total		$ (193) $	104	$ 24

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 536	$ 155	$ —	$ 691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign
governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$ 74,431	$ 31,994	$ 1,481	$ 107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$ —	$ 308	$ 33	$ 341
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 679	$ 59	$ —	$ 738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign
governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities, available-for-sale	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$ 63,350	$ 29,249	$ 1,150	$ 93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$ —	$ 19	$ 15	$ 34
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2019 and 2018. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2019
		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 28	$ —	$ 3	$ —	$ — $	—	$ (7)	$ 23	$ —	$ 47	$ —
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—

(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2018
		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)								Fair Value	Gains
	Value	Included in:						Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 26	$ —	$ —	$ 22	$ — $	(5)	$ —	$ —	$ (15)	$ 28	$ —
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities, available-for-sale	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2019 and 2018, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 27,460	$ 27,460	$ 25,034	$ 25,034
Equity securities	80	80	57	57
Mortgage loans on real estate	4,664	4,912	4,918	4,983
Policy loans	205	205	210	210
Cash and cash equivalents, short-term investments and
short-term investments under securities loan agreements	1,429	1,429	1,207	1,207
Derivatives	224	224	128	128
Short-term loan to affiliate	69	69	—	—
Other investments	43	43	40	40
Assets held in separate accounts	78,713	78,713	67,323	67,323
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and
deferred annuities(1)	26,337	32,697	26,068	29,108
Funding agreements with fixed maturities	877	876	658	652
Supplementary contracts, immediate annuities and
other	312	384	333	354
Deposit liabilities	76	152	77	122
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	11	11
Stabilizer and MCGs	22	22	4	4
Other derivatives	285	285	99	99
Short-term debt(2)	1	1	1	1
Long-term debt(2)	4	4	4	4
Embedded derivatives on reinsurance	23	23	(80)	(80)

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

(2)	Included in Other Liabilities on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:
		DAC	VOBA		Total
Balance at January 1, 2017		$ 477	$ 537	$ 1,014
	Deferrals of commissions and expenses	75	5		80
	Amortization:
	Amortization, excluding unlocking	(76)	(83)		(159)
	Unlocking (1)	(61)	(93)		(154)
	Interest accrued	37	43	(2)	80
	Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
	Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017		385	367		752
	Deferrals of commissions and expenses	55	6		61
	Amortization:
	Amortization, excluding unlocking	(75)	(72)		(147)
	Unlocking (1)	(26)	13		(13)
	Interest accrued	35	39	(2)	74
	Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
	Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018		536	551		1,087
	Deferrals of commissions and expenses	43	6		49
	Amortization:
	Amortization, excluding unlocking	(72)	(66)		(138)
	Unlocking (1)	2	(2)		—
	Interest accrued	35	38	(2)	73
	Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
	Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019		$ 288	$ 305	$ 593

(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26 respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2) Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2019, 2018 and 2017.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2020		$ 18
2021			16
2022			14
2023			14
2024			14

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2019 and 2018, the account value for the separate account contracts with guaranteed minimum benefits was $40.0 billion and $37.9 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2019 and 2018 was $26 and $11, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2019 and 2018 was $8.2 billion and $8.6 billion, respectively.

7. Reinsurance

As of December 31, 2019, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2019, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2019 and 2018, the Company had $1.3 billion and $1.4 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

December 31,
	2019	2018
Reserves ceded and claims recoverable	$ 1,304	$ 1,409
Premiums receivable, net	—	—
Total	$ 1,304	$ 1,409

For the years ended December 31, 2019, 2018 and 2017, premiums, net of reinsurance were $31, $41 and $48, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2019, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $396, of which $270 was paid on April 18, 2019 and $126 was paid on May 28, 2019. During the year ended December 31, 2018, VRIAC paid an ordinary dividend in the amount of $126 to its Parent.

On March 27, 2019, VFP paid a $20 dividend to VRIAC, its parent; on June 26, 2019, VFP paid a $20 dividend to VRIAC; on September 27, 2019, VFP paid a $20dividend to VRIAC; and on December 18, 2019, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2018, VFP paid dividends of $90 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC.

During the years ended December 31, 2019 and 2018, the Company received capital contributions of $57 and $55 from its Parent, respectively.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $325, $377 and $195, for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2019 and 2018.

	Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2019	2018	2017
	Fixed maturities, net of OTTI	$ 2,113	$ 127	$ 1,451
	Equity securities	—	—	15
	Derivatives	117	140	124
	DAC/VOBA and Sales inducements adjustments on available-for-sale
	securities	(551)	(73)	(433)
	Premium deficiency reserve adjustment	(211)	(51)	(115)
	Other	—	—	5
	Unrealized capital gains (losses), before tax	1,468	143	1,047
	Deferred income tax asset (liability)	(180)	(39)	(234)
	Unrealized capital gains (losses), after tax	1,288	104	813
	Pension and other postretirement benefits liability, net of tax	4	4	5
	AOCI	$ 1,292	$ 108	$ 818

(1) Gains and losses reported in Accumulated Other Comprehensive Income (AOCI) from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2019, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $23.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2019
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 1,995	$ (419)	$ 1,576
Other	—	—	—
OTTI	1	—	1
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(11)	2	(9)
DAC/VOBA and Sales inducements	(479) (1)	100	(379)
Premium deficiency reserve adjustment	(160)	33	(127)
Change in unrealized gains/losses on available-for-sale
securities	1,346	(284)	1,062

Derivatives:
Derivatives	1 (2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(23)	5	(18)
Change in unrealized gains/losses on derivatives	(22)	5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)	3	2
Change in pension and other postretirement benefits liability	(1)	3	2
Change in Other comprehensive income (loss)	$ 1,323	$ (276)	$ 1,047

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,401)		$ 299 (4)	$ (1,102)
Other	(5)		1	(4)
OTTI	8		(2)	6
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	69		(14)	55
DAC/VOBA and Sales inducements	360	(1)	(76)	284
Premium deficiency reserve adjustment	64		(13)	51
Change in unrealized gains/losses on available-for-sale
securities	(905)		195	(710)

Derivatives:
Derivatives	40	(2)	(8)	32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)		5	(19)
Change in unrealized gains/losses on derivatives	16		(3)	13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$ (890)		$ 192	$ (698)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 564	$ (190)	$ 374
Other	5	(2)	3
OTTI	(4)	1	(3)
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	29	(10)	19
DAC/VOBA and Sales inducements	(109) (1)	42	(67)
Premium deficiency reserve adjustment	(25)	9	(16)
Change in unrealized gains/losses on available-for-sale
securities	460	(150)	310

Derivatives:
Derivatives	(53) (2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)	8	(16)
Change in unrealized gains/losses on derivatives	(77)	27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2) (3)	1	(1)
Change in pension and other postretirement benefits liability	(2)	1	(1)
Change in Other comprehensive income (loss)	$ 381	$ (122)	$ 259

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:
		Year Ended December 31,
		2019	2018	2017
	Current tax expense (benefit):
	Federal	$ 9 $	3 $		(6)
	Total current tax expense (benefit)	9	3		(6)
	Deferred tax expense (benefit):
	Federal	23	58		(95)
	Total deferred tax expense (benefit)	23	58		(95)
	Total income tax expense (benefit)	$ 32 $	61 $		(101)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income taxes	$ 332	$ 506	$ 14
Tax rate	21.0%	21.0%	35.0%
Income tax expense (benefit) at federal statutory rate	70	106	5
Tax effect of:
Dividends received deduction	(35)	(49)	(36)
Valuation allowance	—	9	(5)
Tax Attribute	(4)	—	5
Effect of Tax Reform	—	—	(71)
Other	1	(5)	1
Income tax expense (benefit)	$ 32	$ 61	$ (101)
Effective tax rate	9.6%	12.1%	(721.4)%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2019	2018
Deferred tax assets
Insurance reserves	$ 107	$ 74
Investments	23	79
Compensation and benefits	57	58
Other assets	34	34
Total gross assets	221	245

Deferred tax liabilities
Net unrealized investment (gains) losses	(424)	(45)
Deferred policy acquisition costs	(101)	(205)
Total gross liabilities	(525)	(250)
Net deferred income tax asset (liability)	$ (304)	$ (5)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2019 and 2018, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2019 and 2018 of $128 in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2019, the application of the intra-period tax allocation rules to capital deferred assets did not result in changes to the valuation allowance within continuing operations or Other comprehensive income. For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income.

For the year ended December 31, 2017, the decrease in the valuation allowance was $5, all of which was allocated to continuing operations.

Tax Sharing Agreement

As of December 31, 2019 and 2018, the Company had a receivable from Voya Financial of $9 and $32, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2019 and December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2019 and December 31, 2018.

Tax Regulatory Matters

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the periods ended December 31, 2017 and December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

11. Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $12 for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $15, $15 and $16, for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
otes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2019 and 2018:

                                                                       Year Ended December 31,

	2019	2018
Change in benefit obligation:
Benefit obligation, January 1	$ 80	$ 88
Interest cost	3	3
Benefits paid	(5)	(7)
Actuarial (gains) losses on obligation	4	(4)
Benefit obligation, December 31	$ 82	$ 80

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2019 and 2018:

December 31,
	2019	2018
Accrued benefit cost	$ (82)	$ (80)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$ (82)	$ (80)

Assumptions

The discount rate used in the measurement of the December 31, 2019 and 2018 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2019		2018
Discount rate		3.36%		4.46%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2019	2018		2017
Discount rate	4.46%		3.85%		4.55%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Interest cost	$ 3	$ 3	$ 4
Amortization of prior service cost (credit)	—	(1)	(1)
Net (gain) loss recognition	4	(4)	1
Net periodic (benefit) cost	$ 7	$ (2)	$ 4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2020	$ 6
2021	6
2022	6
2023	6
2024	5
2025-2029	25

In 2020, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $31, $29 and $30 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company recognized tax benefits of $7, $6 and $11 for the years ended 2019, 2018 and 2017, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in net income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

  The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRAcontribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

  The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2019, 2018, and 2017.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2019 and 2018, the amount of the loan outstanding was $4, which is reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2019, 2018 and 2017, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2019 the Company had off-balance sheet commitments to acquire mortgage loans of $94 and purchase limited partnerships and private placement investments of $502.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2019	2018
Fixed maturity collateral pledged to FHLB(1)	$ 1,087	$ 771
FHLB restricted stock(2)	44	40
Other fixed maturities-state deposits	14	13
Cash and cash equivalents	5	5
Securities pledged(3)	828	882
Total restricted assets	$ 1,978	$ 1,711

(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets. (2) Included in Other investments on the Consolidated Balance sheets.

(3) Includes the fair value of loaned securities of $715 and $759 as of December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019 and 2018, the Company delivered securities as collateral of $113 and $123, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2019, the Company had $877 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2019, assets with a market value of approximately $1,087 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

14. Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $68, $65 and $64, respectively.

  Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $431, $363 and $347, respectively.

  Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years

Voya Retirement Insurance and Annuity Company and Subsidiaries
A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

            ended December 31, 2019, 2018 and 2017, expenses related to the agreement were incurred in the amount of $12, $16 and $54, respectively.

  Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2019, 2018 and 2017, revenue under the VIM intercompany agreement was $59, $63 and $55, respectively.

  Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2019, 2018 and 2017 commission expenses incurred by VRIAC were $82, $79 and $77, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

  Underwriting and distribution agreements for variable insurance and mutual fund products with affiliated companies including VRIAC. For the years ended December 31, 2018 and 2017, commissions were collected in the amount of $69 and $170, respectively. Such commissions were, in turn, paid to broker-dealers.

  Intercompany agreements with affiliated companies related to investment advisory and other related services. The investment advisory agreement was terminated in the second quarter of 2017. For the years ended December 31, 2018 and 2017, expenses under these intercompany agreements were $26 and $83, respectively.

  Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. These agreements were terminated in the second quarter of 2017. For the year ended December 31, 2017, expenses were incurred in the amount $23.

Reinsurance Agreements

The Company has entered into the following agreement with an affiliate that is accounted for under the deposit method. As of December 31, 2019 and 2018, the Company had deposit assets of $36 and $37, respectively, and deposit liabilities of $76 and $77, respectively, related to this agreement. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc and was paid a monthly fee. For the years ended December 31, 2018 and 2017, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27 and $179, respectively. The investment advisory agreements were terminated in the second quarter of 2017.

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2019, 2018 and 2017, distribution revenues received by VFP related to affiliated mutual fund products were $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2019, 2018, and 2017, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2019, 2018 and 2017. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2018, the Company did not have any outstanding receivable/payable with Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2019, the company earned no affiliate interest income on this note. Interest income was $5 and $11 for the years ended December 31, 2018 and 2017, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2019 and 2018.

Form No. SAI.109860-20	VRIAC May 2020

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2019
-	Statements of Operations for the year ended December 31, 2019
-	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2019 and 2018
-	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.3)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.4)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 9, 2014.

(3.6)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as Voya Retirement Insurance and Annuity Company) · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Amendment No. 4 to the Intercompany Agreement dated effective March 1, 2016 to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.9)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.4)

Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.6)

Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.8)

Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.9)

Appendix A (Variable Provisions in Group Annuity Contract G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.10)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.11)	Variable Annuity Contract G-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.
(4.12)

Variable Annuity Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-109860), as filed on September 17, 2010.

(4.13)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.17)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.19)

Endorsement (EMM-TABCERT-03) to Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.20)

Endorsement (EMM-TABCONT-03) to Contract C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.21)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.22)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.23)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.24)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.25)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.26)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO, GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP), GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP), GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.27)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.28)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.29)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.30)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.31)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY)
GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF,
G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.32)

Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.33)

Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.34)

Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.35)

Endorsement E-MMLOAN-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.36)

Endorsement E-MMGDB-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.37)

Endorsement E-MMGDBP-10 to Contract G-CDA-10 and Certificate C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 6, 2011.

(4.38)

Endorsement E-RO457-11 to Contracts G-CDA(12/99), G-CDA-10, GLID-CDA-HO, GSD-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificates C-CDA(12/99) and C-CDA-10 · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(4.39)	Endorsement E-USWD-13 to Contract G-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2014.

(4.40)

Endorsement EVNMCHG (09/14) to Contracts G-CDA-10, G-CDA(12/99), G-CDA-96(TORP), G-CDA-96(ORP), A001RP95, G-CDA-IA(RP), G-CDA-HF, GST-CDA-HO, GSD-CDA-HO, GID-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO, G-CDA-HD and I-CDA-98(ORP) and Certificates C-CDA-10, C-CDA(12/99), GTCC-96(TORP), GTCC-96(ORP), A007RC95, A027RV95, GTCC-IA (RP) and GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.41)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.42)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), GLIT-CDA-HO and GIT-CDA-HO and Contract Certificates C-CDA-99(NY) GTCC-HO and GTCC-HO(X) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.43)

Endorsement E-RO457-11 to Contracts GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.44)

Endorsement EEGTRRA-HEG(01) to Contracts GLIT-CDA-HO, GIT-CDA-HO, GLID-CDA-HO and GID-CDA-HO and Contract Certificates GTCC-HO, GTCC-HO(X) and GDCC-HO · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(4.45)

Endorsement E-GLOANA(1/02)NY to Contracts G-CDA-99(NY), GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO and Contract Certificates C-CDA-99(NY), GTCC-HO(X) and GTCC-HO · Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 7, 2016.

(4.46)

Endorsement E-GMIRMM-17 to Contract G-CDA(12/99) and Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2018.

(5)

Variable Annuity Contract Application 155634 (03/15) (NY) · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2015.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.2)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.3)

(Retail) Fund Participation Agreement effective as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.4)

(Retail) Selling and Services Agreement made and entered into as of July 26, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Alliance Fund Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.

(8.5)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.6)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.7)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.8)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.9)

Rule 22c-2 Agreement dated April 4, 2007 is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.10)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.11)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.12)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.13)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.14)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.15)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.16)

Rule 22c-2 Agreement dated as of April 16, 2007 is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.17)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.18)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.19)

First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators, Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2014.

(8.20)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated September 13, 2010 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advises, LLC, Cramer Rosenthal McGlynn, LLC, CRM Mutual Fund Trust and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 8, 2011.

(8.21)

Rule 22c-2 Agreement dated September 13, 2010 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 5, 2012.

(8.22)

(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.23)

Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.24)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.25)

Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.26)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.27)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.28)

(Retail) Services Agreement entered into as of January 6, 2014 by and between Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Inc., ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company of New York and ING Institutional Plan Services, LLC · Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 10, 2015.

(8.29)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.30)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.31)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.32)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.33)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 3, 2019.

(8.34)

(Retail) Master Shareholder Services Agreement effective as of August 28, 2000 among Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.35)

Rule 22c-2 Shareholder Information Agreement entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.36)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company · Incorporated by reference to Initial Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.37)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.38)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.39)

(Retail) Selling and Services Agreement entered into as of July 1, 1998 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and Lazard Freres & Co. LLC · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 11, 2017.

(8.40)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.41)

(Retail) Selling and Services Agreement dated as of March 1, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and Lord Abbett Distributor LLC · Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 25, 2012.

(8.42)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.43)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.44)

Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.45)

(Retail) Fund Participation Agreement made and entered into on September 15, 2000 between MFS Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.46)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between MFS Fund Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.47)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC ·Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.48)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.49)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.50)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 and amended on June 4, 2010 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.52)

Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.53)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.54)

(Retail) Fifth Amendment entered into as of January 1, 2020, to the Selling and Services Agreement and Fund Participation Agreement between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Voya Financial Partners, LLC, Pacific Investment Management Company LLC and PIMCO Investments LLC

(8.55)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.56)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.57)

(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.58)

Rule 22c-2 Agreement dated March 1, 2007 is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.59)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Royce Fund Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.60)

Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.61)

(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.62)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.63)

Selling and Services Agreement and Fund Participation Agreement made and entered into September 2, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Hartford Investment Financial Services, LLC · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.64)

Rule 22c-2 Agreement entered into as of April 6, 2007, by and between Hartford Investor Services Company, LLC (on behalf of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.), Hartford Administrative Services Company (on behalf of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc.), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 57 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 8, 2010.

(8.65)

(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg Securities Corporation · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.66)

Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators, Inc. and amended on December 15, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009, and by reference to Post-Effective Amendment No. 14 (File No. 333-109860), as filed on April 13, 2010.

(8.67)

Participation Agreement made and entered into on March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.68)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective as of October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.69)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios and amended on March 18, 2009 · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.70)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.71)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.72)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.73)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.74)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.75)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.76)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.77)

(Retail) Participation Agreement dated August 19, 2002 by and among Strong Investor Services, Inc., Strong Investments, Inc. and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 12, 2007.

(8.78)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators, Inc. · Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.   Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman

Name	Principal Business Address	Positions and Offices with Depositor
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President, and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Larry N. Port	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer and Treasurer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	Work at Home - Colorado	Vice President and Assistant Treasurer
Wayne M. Forlines	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home - Florida	Vice President

Name	Principal Business Address	Positions and Offices with Depositor
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2020

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

SLD Service Company, LLC Non-Insurer (Delaware) 84-4774506

RL Payroll Management Company, LLC Non-Insurer (Delaware) 85-0526803

Voya Services Company Non-Insurer (Delaware) 52-1317217

03/31/20	Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Page 1	Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

03/31/20	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Page 2	Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

200 Connecticut LLC (*c) Non-Insurer (Delaware) 84-2092098

RiverRoch LLC (*d) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

03/31/20	Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Page 3	ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

03/31/2020

*a  Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c  200 Connecticut LLC owned 52.413793% by Voya Retirement Insurance and Annuity Company, owned 11.034483% by ReliaStar Life Insurance Company and owned 36.551724% by Non-Affiliate Member.

*d  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.   Number of Contract Owners

As of February 29, 2020, there were 324,744 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to

Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation.  Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies.  The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more.  The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

(a)     In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account B of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act).  Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Bridget J. A. Witzeman	Work at Home - Ohio	Managing Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Tax Officer and Treasurer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	Work at Home - Colorado	Vice President and Assistant Treasurer

Name	Principal Business Address	Positions and Offices with Underwriter
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	Work at Home - Florida	Vice President
George D. Lessner, Jr.	Work at Home - Texas	Vice President
David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	Work at Home - Tennessee	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

(c) Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

Voya Financial Partners, LLC				$54,558,355.73

*       Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2019.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)     to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)    to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)     to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that with respect to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), it is relying on and complies with the terms of the SEC Staff’s No-Action Letter dated August 30, 2012, with respect to participant acknowledgement of and language concerning withdrawal restrictions applicable to such plans.  See ING Life Insurance and Annuity Company; S.E.C. No-Action Letter, 2012 WL 3862169, August 30, 2012.

Except in relation to 403(b) plans subject to ERISA, the Company hereby represents that it is relying on and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988, with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code of 1986, as amended.  See American Council of Life Insurance; S.E.C. No-Action Letter, 1988 WL 1235221, November 28, 1988.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.  See Section 26(e) of the Investment Company Act of 1940.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 8th day of April, 2020.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Charles P. Nelson*	Director and President	)
Charles P. Nelson	(principal executive officer))
)
Francis G. O’Neill*	Senior Vice President and Chief Financial Officer	)
Francis G. O’Neill	(principal financial officer))
)
C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	)
C. Landon Cobb, Jr.	(principal accounting officer))
)
William Bainbridge*	Director	)	April
William T. Bainbridge		)	8, 2020
)
Tony Brantzeg*	Director	)
Anthony J. Brantzeg		)
)
Rodney O. Martin, Jr.*	Director	)
Rodney O. Martin, Jr.		)
)

Michael S. Smith*	Director	)
Michael S. Smith		)

By:	/s/Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C Exhibit Index

Exhibit No.

Exhibit

24(b)(8.54)

(Retail) Fifth Amendment entered into as of January 1, 2020, to the Selling and Services Agreement and Fund Participation Agreement between Voya Retirement Insurance and Annuity Company, Voya Institutional Plan Services, LLC, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Voya Financial Partners, LLC, Pacific Investment Management Company LLC and PIMCO Investments LLC

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney